UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08495

Nationwide Mutual Funds

(Exact name of registrant as specified in charter)

One Nationwide Plaza: Mail Code: 05-02-210R Columbus, OH 43215

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.

One Nationwide Plaza

Mail Code: 05-02-210R

Columbus, OH 43215

(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 435-1795

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR § 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Statement of Investments

July 31, 2018 (Unaudited)

Statement of Investments

July 31, 2018 (Unaudited)

Nationwide Amundi Global High Yield Fund

Corporate Bonds 83.7%

	Principal Amount		Value
ARGENTINA 2.2%
Electric Utilities 2.2%
Pampa Energia SA, 7.50%, 1/24/2027(a)		$1,230,000	$1,153,125
Stoneway Capital Corp., 10.00%, 3/1/2027(a)		1,835,000	1,790,740

			2,943,865

AUSTRALIA 0.3%
Chemicals 0.3%
Nufarm Australia Ltd., 5.75%, 4/30/2026(a)		410,000	393,600

BRAZIL 5.2%
Banks 0.3%
Banco BTG Pactual SA, 5.50%, 1/31/2023(a)		400,000	388,504

Chemicals 0.6%
Braskem Netherlands Finance BV, 4.50%, 1/10/2028(a)		815,000	777,306

Electric Utilities 1.1%
Light Servicos de Eletricidade SA, 7.25%, 5/3/2023(a)		1,420,000	1,405,800

Food Products 1.3%
MARB BondCo plc, 6.88%, 1/19/2025(a)		1,730,000	1,669,467

Health Care Providers & Services 0.5%
Rede D’or Finance Sarl, 4.95%, 1/17/2028(a)		770,000	704,550

Independent Power and Renewable Electricity Producers 0.7%
Cemig Geracao e Transmissao SA, 9.25%, 12/5/2024(a)		860,000	896,464

Metals & Mining 0.3%
Gerdau Trade, Inc., 4.88%, 10/24/2027(a)		380,000	363,379

Oil, Gas & Consumable Fuels 0.4%
Petrobras Global Finance BV, 8.75%, 5/23/2026		465,000	525,683

			6,731,153

CANADA 4.6%
Chemicals 1.1%
NOVA Chemicals Corp. 4.88%, 6/1/2024(a)		925,000	893,504
5.25%, 6/1/2027(a)		585,000	547,554

			1,441,058

Commercial Services & Supplies 0.9%
Tervita Escrow Corp., 7.63%, 12/1/2021(a)		1,131,000	1,168,153

Energy Equipment & Services 0.6%
Calfrac Holdings LP, 8.50%, 6/15/2026(a)		307,000	296,639
Precision Drilling Corp. 6.50%, 12/15/2021		111,845	113,803
7.13%, 1/15/2026(a)		425,000	436,156

			846,598

Food Products 0.5%
Clearwater Seafoods, Inc., 6.88%, 5/1/2025(a)		625,000	600,000

Hotels, Restaurants & Leisure 0.7%
1011778 BC ULC, 5.00%, 10/15/2025(a)		1,010,000	968,338

Metals & Mining 0.8%
Teck Resources Ltd., 5.20%, 3/1/2042		1,115,000	1,020,225

			6,044,372

CHILE 0.5%
Airlines 0.5%
Latam Finance Ltd., 6.88%, 4/11/2024(a)		645,000	640,163

FRANCE 1.2%
Construction & Engineering 0.3%
Novafives SAS, 5.00%, 6/15/2025(a)	EUR	410,000	464,677

Diversified Telecommunication Services 0.2%
Altice France SA, 8.13%, 2/1/2027(a)		$200,000	204,270

Hotels, Restaurants & Leisure 0.7%
Burger King France SAS, 6.00%, 5/1/2024(a)	EUR	740,000	920,590

			1,589,537

GERMANY 1.6%
Machinery 0.6%
Platin 1426 GmbH, 5.38%, 6/15/2023(a)		685,000	763,117

Pharmaceuticals 0.7%
Nidda BondCo GmbH, 5.00%, 9/30/2025(a)		300,000	332,828
Nidda Healthcare Holding GmbH, 3.50%, 9/30/2024(a)		490,000	559,465

			892,293

Textiles, Apparel & Luxury Goods 0.3%
Takko Luxembourg 2 SCA, 5.38%, 11/15/2023(a)		315,000	337,196

			1,992,606

GREECE 0.3%
Hotels, Restaurants & Leisure 0.3%
Intralot Capital Luxembourg SA, 5.25%, 9/15/2024(a)		440,000	405,214

ITALY 0.7%
Banks 0.7%
Intesa Sanpaolo SpA 5.71%, 1/15/2026(a)		555,000	515,329
3.88%, 7/14/2027(a)		385,000	337,215

			852,544

KAZAKHSTAN 0.5%
Oil, Gas & Consumable Fuels 0.5%
Nostrum Oil & Gas Finance BV, 7.00%, 2/16/2025(a)		$780,000	686,790

LUXEMBOURG 0.6%
Wireless Telecommunication Services 0.6%
Matterhorn Telecom SA, 4.00%, 11/15/2027(a)	EUR	750,000	832,987

MEXICO 2.2%
Hotels, Restaurants & Leisure 1.1%
Grupo Posadas SAB de CV, 7.88%, 6/30/2022(a)		$1,375,000	1,402,500

Textiles, Apparel & Luxury Goods 1.1%
Grupo Kaltex SA de CV, 8.88%, 4/11/2022(a)		1,830,000	1,518,461

			2,920,961

NETHERLANDS 1.6%
Construction & Engineering 0.2%
Promontoria Holding 264 BV, 6.75%, 8/15/2023(a)	EUR	195,000	230,148

Media 1.4%
UPC Holding BV, 3.88%, 6/15/2029(a)		920,000	1,021,087
Ziggo BV, 5.50%, 1/15/2027(a)		$800,000	762,000

			1,783,087

			2,013,235

NIGERIA 0.5%
Oil, Gas & Consumable Fuels 0.5%
SEPLAT Petroleum Development Co. plc, 9.25%, 4/1/2023(a)		650,000	646,750

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Amundi Global High Yield Fund

Corporate Bonds (continued)

	Principal Amount		Value
PERU 0.3%
Electric Utilities 0.3%
Orazul Energy Egenor S en C por A, 5.63%, 4/28/2027(a)		$410,000	$374,535

SPAIN 0.5%
Auto Components 0.5%
Gestamp Automocion SA, 3.25%, 4/30/2026(a)	EUR	555,000	634,926

SWITZERLAND 0.6%
Capital Markets 0.6%
Credit Suisse Group AG, (USD Swap Semi 5 Year + 4.60%), 7.50%, 7/17/2023(a)(b)(c)		$770,000	792,137

UNITED ARAB EMIRATES 2.0%
Energy Equipment & Services 1.3%
Shelf Drilling Holdings Ltd., 8.25%, 2/15/2025(a)		1,605,000	1,637,100

Marine 0.7%
Topaz Marine SA, 9.13%, 7/26/2022(a)		895,000	902,178

			2,539,278

UNITED KINGDOM 2.3%
Banks 0.7%
HSBC Holdings plc, (USD ICE Swap Rate 5 Year + 3.75%), 6.00%, 5/22/2027(b)(c)		590,000	571,710
Standard Chartered plc, (USD Swap Semi 5 Year + 5.72%), 7.75%, 4/02/2023(a)(b)(c)		425,000	443,062

			1,014,772

Consumer Finance 1.1%
Avation Capital SA, 6.50%, 5/15/2021(a)		1,395,000	1,403,649

Oil, Gas & Consumable Fuels 0.5%
Neptune Energy Bondco plc, 6.63%, 5/15/2025(a)		675,000	658,125

			3,076,546

UNITED STATES 54.4%
Auto Components 1.5%
American Axle & Manufacturing, Inc., 6.25%, 3/15/2026		620,000	595,200
LKQ European Holdings BV 3.63%, 4/1/2026(a)	EUR	665,000	781,614
4.13%, 4/1/2028(a)		530,000	616,657

			1,993,471

Chemicals 0.3%
Kraton Polymers LLC, 5.25%, 5/15/2026(a)		305,000	366,906

Commercial Services & Supplies 1.1%
Prime Security Services Borrower LLC, 9.25%, 5/15/2023(a)		$1,063,000	1,138,739
Waste Pro USA, Inc., 5.50%, 2/15/2026(a)		325,000	310,375

			1,449,114

Communications Equipment 0.0%†
Avaya, Inc., 7.00%, 4/1/2019 (d)(e)(f)		2,135,000	0

Containers & Packaging 1.5%
BWAY Holding Co., 4.75%, 4/15/2024(a)	EUR	605,000	709,331
Crown European Holdings SA, 2.88%, 2/1/2026(a)		1,095,000	1,241,472

			1,950,803

Diversified Consumer Services 0.6%
Carriage Services, Inc., 6.63%, 6/1/2026(a)		$700,000	716,625

Diversified Financial Services 0.6%
ASP AMC Merger Sub, Inc., 8.00%, 5/15/2025(a)		890,000	729,800

Diversified Telecommunication Services 2.3%
Frontier Communications Corp. 7.13%, 1/15/2023		900,000	651,375
8.50%, 4/1/2026(a)		1,170,000	1,123,200
Windstream Services LLC 8.75%, 12/15/2024(a)		974,000	628,230
8.63%, 10/31/2025(a)		734,000	686,290

			3,089,095

Electronic Equipment, Instruments & Components 1.3%
Belden, Inc. 2.88%, 9/15/2025(a)	EUR	230,000	264,039
3.38%, 7/15/2027(a)		780,000	867,309
3.88%, 3/15/2028(a)		455,000	507,926

			1,639,274

Energy Equipment & Services 2.8%
Exterran Energy Solutions LP, 8.13%, 5/1/2025		$945,000	992,250
FTS International, Inc., 6.25%, 5/1/2022		540,000	538,493
Noble Holding International Ltd., 7.88%, 2/1/2026(a)		1,120,000	1,150,800
Weatherford International LLC, 9.88%, 3/1/2025(a)		965,000	978,269

			3,659,812

Equity Real Estate Investment Trusts (REITs) 0.9%
Equinix, Inc., 2.88%, 2/1/2026	EUR	1,070,000	1,216,646

Food Products 4.3%
JBS USA LUX SA 5.75%, 6/15/2025(a)		$555,000	519,624
6.75%, 2/15/2028(a)		1,460,000	1,379,700
Pilgrim’s Pride Corp., 5.88%, 9/30/2027(a)		1,865,000	1,739,113
Post Holdings, Inc. 5.00%, 8/15/2026(a)		794,000	748,345
5.63%, 1/15/2028(a)		520,000	495,300
Simmons Foods, Inc. 7.75%, 1/15/2024(a)		100,000	103,000
5.75%, 11/1/2024(a)		870,000	719,925

			5,705,007

Health Care Providers & Services 3.2%
Quorum Health Corp., 11.63%, 4/15/2023(g)		765,000	745,875
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/2023(a)		1,005,000	1,065,300
Surgery Center Holdings, Inc., 6.75%, 7/1/2025(a)(g)		735,000	693,656
Universal Hospital Services, Inc., 7.63%, 8/15/2020		1,300,000	1,301,833
West Street Merger Sub, Inc., 6.38%, 9/1/2025(a)		405,000	393,863

			4,200,527

Hotels, Restaurants & Leisure 5.1%
Caesars Resort Collection LLC, 5.25%, 10/15/2025(a)		1,150,000	1,106,875
Enterprise Development Authority (The), 12.00%, 7/15/2024(a)		1,370,000	1,328,900
Golden Nugget, Inc., 8.75%, 10/1/2025(a)		1,215,000	1,260,562
MGM Resorts International, 5.75%, 6/15/2025		1,180,000	1,189,959
Scientific Games International, Inc., 3.38%, 2/15/2026(a)	EUR	625,000	701,610
VOC Escrow Ltd., 5.00%, 2/15/2028(a)		$1,190,000	1,139,425

			6,727,331

Independent Power and Renewable Electricity Producers 1.8%
Calpine Corp., 5.75%, 1/15/2025(g)		1,210,000	1,113,200
NRG Energy, Inc., 5.75%, 1/15/2028(a)		640,000	635,072

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Amundi Global High Yield Fund

Corporate Bonds (continued)

	Principal Amount		Value
Independent Power and Renewable Electricity Producers (continued)
Talen Energy Supply LLC 9.50%, 7/15/2022(a)		$665,000	$638,400
10.50%, 1/15/2026(a)		15,000	12,919

			2,399,591

Insurance 0.2%
Wand Merger Corp., 8.13%, 7/15/2023(a)		305,000	317,231

Machinery 2.8%
BlueLine Rental Finance Corp., 9.25%, 3/15/2024(a)		1,840,000	1,943,500
Cloud Crane LLC, 10.13%, 8/1/2024(a)		1,000,000	1,080,000
Titan International, Inc., 6.50%, 11/30/2023(a)		680,000	680,000

			3,703,500

Media 1.6%
CSC Holdings LLC, 5.38%, 2/1/2028(a)		460,000	433,416
MDC Partners, Inc., 6.50%, 5/1/2024(a)		950,000	838,375
Salem Media Group, Inc., 6.75%, 6/1/2024(a)		995,000	900,475

			2,172,266

Metals & Mining 4.6%
AK Steel Corp. 6.38%, 10/15/2025		780,000	719,550
7.00%, 3/15/2027(g)		870,000	825,412
Big River Steel LLC, 7.25%, 9/1/2025(a)		285,000	296,400
Cleveland-Cliffs, Inc., 5.75%, 3/1/2025		1,390,000	1,348,300
Commercial Metals Co., 5.75%, 4/15/2026(a)		585,000	564,525
Constellium NV, 6.63%, 3/1/2025(a)		765,000	780,063
Joseph T Ryerson & Son, Inc., 11.00%, 5/15/2022(a)		1,480,000	1,631,700

			6,165,950

Multiline Retail 0.4%
JC Penney Corp., Inc., 8.63%, 3/15/2025(a)		245,000	206,412
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/2021(a)		575,000	362,250

			568,662

Oil, Gas & Consumable Fuels 10.8%
American Midstream Partners LP, 9.25%, 12/15/2021(a)(h)		1,285,000	1,272,150
Blue Racer Midstream LLC, 6.63%, 7/15/2026(a)		830,000	836,225
Centennial Resource Production LLC, 5.38%, 1/15/2026(a)		450,000	437,062
Chaparral Energy, Inc., 8.75%, 7/15/2023(a)		610,000	612,287
Cheniere Energy Partners LP, 5.25%, 10/1/2025		805,000	800,975
Comstock Escrow Corp., 9.75%, 8/15/2026(a)		635,000	614,966
Covey Park Energy LLC, 7.50%, 5/15/2025(a)		910,000	923,650
DCP Midstream Operating LP, 5.38%, 7/15/2025		540,000	551,475
Endeavor Energy Resources LP, 5.75%, 1/30/2028(a)		410,000	400,775
Genesis Energy LP 6.50%, 10/1/2025		830,000	803,025
6.25%, 5/15/2026		315,000	296,100
Halcon Resources Corp., 6.75%, 2/15/2025		885,000	820,838
Indigo Natural Resources LLC, 6.88%, 2/15/2026(a)		880,000	851,400
PBF Holding Co. LLC, 7.25%, 6/15/2025		785,000	821,306
Resolute Energy Corp., 8.50%, 5/1/2020		260,000	260,488
SRC Energy, Inc., 6.25%, 12/1/2025		650,000	653,250
Sunoco LP 4.88%, 1/15/2023(a)		245,000	240,766
5.88%, 3/15/2028(a)		275,000	258,500
Tapstone Energy LLC, 9.75%, 6/1/2022(a)		985,000	869,263
Targa Resources Partners LP, 5.13%, 2/1/2025		1,005,000	999,975
TerraForm Power Operating LLC, 5.00%, 1/31/2028(a)		905,000	851,831

			14,176,307

Pharmaceuticals 2.4%
Bausch Health Cos., Inc. Reg. S, 4.50%, 5/15/2023	EUR	490,000	553,489
5.88%, 5/15/2023(a)		$925,000	888,462
9.00%, 12/15/2025(a)		460,000	487,232
Horizon Pharma, Inc., 6.63%, 5/1/2023		1,200,000	1,209,000

			3,138,183

Real Estate Management & Development 0.6%
Kennedy-Wilson, Inc., 5.88%, 4/1/2024		790,000	770,250

Specialty Retail 0.5%
L Brands, Inc., 5.25%, 2/1/2028		760,000	668,800

Thrifts & Mortgage Finance 1.1%
Freedom Mortgage Corp., 8.13%, 11/15/2024(a)		1,525,000	1,486,875

Trading Companies & Distributors 0.6%
H&E Equipment Services, Inc., 5.63%, 9/1/2025		855,000	844,312

Wireless Telecommunication Services 1.5%
Sprint Corp. 7.63%, 2/15/2025		1,355,000	1,416,829
7.63%, 3/1/2026		545,000	565,437

			1,982,266

			71,838,604

ZAMBIA 1.6%
Metals & Mining 1.6%
First Quantum Minerals Ltd. 7.50%, 4/1/2025(a)		1,140,000	1,147,125
6.88%, 3/1/2026(a)		910,000	886,113

			2,033,238

Total Corporate Bonds (cost $112,828,514)			109,983,041

Loan Participations 15.1%

	Principal Amount		Value
UNITED STATES 15.1%
Auto Components 0.6%
Trico Group LLC, 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 6.50%), 8.81%, 2/2/2024(c)		730,406	728,580

Building Products 0.5%
Janus International Group LLC, 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 5.08%, 2/12/2025(c)		603,488	594,435

Chemicals 1.2%
New Arclin US Holding Corp., 2nd Lien Term Loan, (ICE LIBOR USD 3 Month + 8.75%), 11.08%, 2/14/2025(c)		476,000	480,760
New Arclin US Holding Corp., Term Loan, (ICE LIBOR USD 3 Month + 3.50%), 5.83%, 2/14/2024(c)		1,037,163	1,041,488

			1,522,248

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Amundi Global High Yield Fund

Loan Participations (continued)

	Principal Amount	Value
Commercial Services & Supplies 0.6%
West Corp., Term Loan, (ICE LIBOR USD 1 Month + 4.00%), 6.08%, 10/10/2024(c)	$783,781	$783,585

Construction & Engineering 0.4%
Interior Logic Group, Inc., Term Loan B, (ICE LIBOR USD 3 Month + 4.00%), 6.34%, 5/21/2025(c)	475,000	475,000

Consumer Services 0.7%
Intrawest Resorts Holdings, Inc., 1st Lien Term Loan B1, (ICE LIBOR USD 1 Month + 3.00%), 5.08%, 7/31/2024(c)	881,474	879,641

Containers & Packaging 0.9%
Crown Americas LLC, Term Loan, (ICE LIBOR USD 1 Month + 2.00%), 4.08%, 4/3/2025(c)	138,000	138,276
Kloeckner Pentaplast, Term Loan, (ICE LIBOR USD 1 Month + 4.25%), 6.33%, 6/30/2022(c)	1,131,450	1,080,331

		1,218,607

Diversified Telecommunication Services 0.8%
Numericable US LLC, Term Loan B11, (ICE LIBOR USD 1 Month + 2.75%), 4.82%, 7/31/2025(c)	1,155,375	1,099,917

Food Products 0.8%
JBS USA LLC, Term Loan, (ICE LIBOR USD 3 Month + 2.50%), 4.83%, 10/30/2022(c)	1,031,938	1,030,462

Health Care Providers & Services 0.2%
Gentiva Health Services, Inc., Term Loan, (ICE LIBOR USD 3 Month + 7.00%), 9.38%, 7/2/2026(c)	315,000	320,513

Hotels, Restaurants & Leisure 1.7%
Scientific Games International, Inc., Term Loan B, (ICE LIBOR USD 3 Month + 2.75%), 4.91%, 8/14/2024(c)	2,014,950	2,015,232
SMG Holdings, Inc., Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 5.33%, 1/23/2025(c)	249,375	249,687

		2,264,919

Machinery 0.3%
Shape Technologies Group, Inc., Term Loan, (ICE LIBOR USD 3 Month + 3.00%), 5.15%, 4/19/2025(c)	440,000	440,000

Metals & Mining 1.6%
Aleris International Corp., Term Loan, (ICE LIBOR USD 1 Month + 4.75%), 0.00%, 4/15/2023(c)	1,485,000	1,497,370
Big River Steel LLC, 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 5.00%), 7.33%, 8/23/2023(c)	615,350	624,580

		2,121,950

Multiline Retail 0.8%
JC Penny Corp., Term Loan, (ICE LIBOR USD 3 Month + 4.25%), 6.57%, 6/23/2023(c)	285,000	274,965
Neiman Marcus Group, Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 5.34%, 10/25/2020(c)	883,065	778,290

		1,053,255

Oil, Gas & Consumable Fuels 0.9%
Chesapeake Energy Corp., Term Loan, (ICE LIBOR USD 1 Month + 7.50%), 9.58%, 8/23/2021(c)	725,000	757,262
Delek US Holdings, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 2.50%), 4.58%, 3/31/2025(c)	448,875	448,597
MEG Energy Corp., 2017 Term Loan B, (ICE LIBOR USD 1 Month + 3.50%), 5.58%, 12/31/2023(c)	34,688	34,722

		1,240,581

Personal Products 0.8%
Alphabet Holding Company, Inc., Term Loan, (ICE LIBOR USD 1 Month + 3.50%), 5.58%, 9/26/2024(c)	1,092,266	1,023,540

Road & Rail 0.3%
PODS, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 2.75%), 4.85%, 12/6/2024(c)	406,925	407,096

Software 0.4%
SS&C Technologies Holdings, Inc., Term Loan, (ICE LIBOR USD 1 Month + 2.50%), 4.58%, 4/16/2025(c)	152,436	152,817
SS&C Technologies Holdings, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 2.50%), 4.58%, 4/16/2025(c)	397,404	398,397

		551,214

Specialty Retail 1.4%
Camping World Holdings, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 2.75%), 4.85%, 11/8/2023(c)	1,882,250	1,876,604

Trading Companies & Distributors 0.2%
Reece Ltd., Term Loan B, (ICE LIBOR USD 6 Month + 2.00%), 4.34%, 6/1/2025(c)	240,000	240,000

Total Loan Participations (cost $19,865,075)		19,872,147

Short-Term Investment 0.2%

	Shares	Value
Money Market Fund 0.2%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.84%(i)(j)	234,624	234,624

Total Short-Term Investment (cost $234,624)		234,624

Repurchase Agreement 1.6%

	Principal Amount	Value
BNP Paribas Securities Corp. 1.91%, dated 7/31/2018, due 8/1/2018, repurchase price $2,110,628, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.75%, maturing 2/15/2019 - 5/15/2024; total market value $2,152,727. (j)	$2,110,516	2,110,516

Total Repurchase Agreement (cost $2,110,516)		2,110,516

Total Investments (cost $135,038,729) — 100.6%		132,200,328
Liabilities in excess of other assets — (0.6)%		(773,092)

NET ASSETS — 100.0%		$131,427,236

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Amundi Global High Yield Fund

(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at July 31, 2018 was $84,477,978 which represents 64.28% of net assets.

(b)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2018. The maturity date reflects the next call date.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of July 31, 2018.
(d)	Fair valued security.
(e)	Illiquid security as deemed by the procedures approved by the Board of Trustees (unaudited).
(f)	Value determined using significant unobservable inputs.
(g)

The security or a portion of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $2,234,792, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $234,624 and $2,110,516, respectively, a total value of $2,345,140.

(h)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at July 31, 2018.
(i)	Represents 7-day effective yield as of July 31, 2018.
(j)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2018 was $2,345,140.
†	Amount rounds to less than 0.1%.

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
Reg. S	Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust

Currency:

EUR	Euro
USD	United States Dollar

Forward foreign currency contracts outstanding as of July 31, 2018

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	14,115,348	EUR	12,086,000	Bank of America NA	8/31/2018	(49,861)

Net unrealized depreciation						(49,861)

Currency:

EUR	Euro
USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Amundi Global High Yield Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds
Airlines	$—	$640,163	$—	$640,163
Auto Components	—	2,628,397	—	2,628,397
Banks	—	2,255,820	—	2,255,820
Capital Markets	—	792,137	—	792,137
Chemicals	—	2,978,870	—	2,978,870
Commercial Services & Supplies	—	2,617,267	—	2,617,267
Communications Equipment	—	—	—	—
Construction & Engineering	—	694,825	—	694,825
Consumer Finance	—	1,403,649	—	1,403,649
Containers & Packaging	—	1,950,803	—	1,950,803
Diversified Consumer Services	—	716,625	—	716,625
Diversified Financial Services	—	729,800	—	729,800
Diversified Telecommunication Services	—	3,293,365	—	3,293,365
Electric Utilities	—	4,724,200	—	4,724,200
Electronic Equipment, Instruments & Components	—	1,639,274	—	1,639,274
Energy Equipment & Services	—	6,143,510	—	6,143,510
Equity Real Estate Investment Trusts (REITs)	—	1,216,646	—	1,216,646
Food Products	—	7,974,474	—	7,974,474
Health Care Providers & Services	—	4,905,077	—	4,905,077
Hotels, Restaurants & Leisure	—	10,423,973	—	10,423,973
Independent Power and Renewable Electricity Producers	—	3,296,055	—	3,296,055
Insurance	—	317,231	—	317,231
Machinery	—	4,466,617	—	4,466,617
Marine	—	902,178	—	902,178
Media	—	3,955,353	—	3,955,353
Metals & Mining	—	9,582,792	—	9,582,792
Multiline Retail	—	568,662	—	568,662
Oil, Gas & Consumable Fuels	—	16,693,655	—	16,693,655
Pharmaceuticals	—	4,030,476	—	4,030,476
Real Estate Management & Development	—	770,250	—	770,250

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Amundi Global High Yield Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Corporate Bonds (continued)
Specialty Retail	$—	$668,800	$—	$668,800
Textiles, Apparel & Luxury Goods	—	1,855,657	—	1,855,657
Thrifts & Mortgage Finance	—	1,486,875	—	1,486,875
Trading Companies & Distributors	—	844,312	—	844,312
Wireless Telecommunication Services	—	2,815,253	—	2,815,253

Total Corporate Bonds	$—	$109,983,041	$—	$109,983,041

Loan Participations	—	19,872,147	—	19,872,147
Repurchase Agreement	—	2,110,516	—	2,110,516
Short-Term Investment	234,624	—	—	234,624

Total Assets	$234,624	$131,965,704	$—	$132,200,328

Liabilities:
Forward Foreign Currency Contract	$—	$(49,861)	$—	$(49,861)

Total Liabilities	$—	$(49,861)	$—	$(49,861)

Total	$234,624	$131,915,843	$—	$132,150,467

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the period ended July 31, 2018, the Fund held one corporate bond investment that was categorized as a Level 3 investment which was valued at $0.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency and/or to manage currency exposures and/or to express a view on a foreign currency vs the U.S. dollar or other foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2018

Liabilities:	Statement of Assets & Liabilities	Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(49,861)

Total		$(49,861)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

July 31, 2018 (Unaudited)

Nationwide Amundi Strategic Income Fund

Asset-Backed Securities 12.8%

	Principal Amount	Value
CANADA 0.1%
Airlines 0.1%
Air Canada Pass-Through Trust, Series 2013-1, Class B, 5.38%, 5/15/2021(a)	$68,700	$70,074

UNITED STATES 12.7%
Automobiles 5.3%
CPS Auto Receivables Trust, Series 2018-A, Class D, 3.66%, 12/15/2023(a)	170,000	167,516
First Investors Auto Owner Trust, Series 2017-2A, Class E, 5.48%, 10/15/2024(a)	350,000	353,874
Foursight Capital Automobile Receivables Trust Series 2018-1, Class E, 5.56%, 1/16/2024(a)	230,000	229,439
Series 2018-1, Class F, 6.82%, 4/15/2025(a)	1,080,000	1,094,616
Tidewater Auto Receivables Trust, Series 2018-AA, Class E, 5.48%, 10/15/2026(a)	750,000	748,142
Westlake Automobile Receivables Trust Series 2018-1A, Class E, 4.53%, 5/15/2023(a)	1,790,000	1,777,860
Series 2018-2A, Class E, 4.86%, 1/16/2024(a)	1,755,000	1,754,678

		6,126,125

Home Equity 1.2%
Nationstar HECM Loan Trust, Series 2018-1A, Class M4, 4.70%, 2/25/2028(a)(b)(c)(d)	1,400,000	1,399,440

Other 6.2%
BCC Funding XIV LLC, Series 2018-1A, Class E, 6.00%, 4/21/2025(a)	500,000	495,880
Conn’s Receivables Funding LLC, Series 2017-B, Class B, 4.52%, 11/15/2020(a)	670,000	674,627
Invitation Homes Trust, Series 2018-SFR3, Class E, 4.07%, 7/17/2037(a)(c)	550,000	549,998
Progress Residential Trust Series 2015-SFR2, Class F, 5.07%, 6/12/2032(a)	1,200,000	1,208,845
Series 2017-SFR1, Class E, 4.26%, 8/17/2034(a)	310,000	306,583
Series 2017-SFR1, Class F, 5.35%, 8/17/2034(a)	1,200,000	1,219,490
Series 2018-SFR1, Class E, 4.38%, 3/17/2035(a)	780,000	775,104
Series 2018-SFR1, Class F, 4.78%, 3/17/2035(a)	900,000	897,712
Tricon American Homes Trust Series 2016-SFR1, Class F, 5.77%, 11/17/2033(a)	240,000	246,031
Series 2017-SFR2, Class D, 3.67%, 1/17/2036(a)	150,000	144,871
Series 2017-SFR2, Class E, 4.22%, 1/17/2036(a)	475,000	465,578
Series 2017-SFR2, Class F, 5.10%, 1/17/2036(a)	140,000	140,966

		7,125,685

		14,651,250

Total Asset-Backed Securities (cost $14,747,322)		14,721,324

Collateralized Mortgage Obligations 15.1%

	Principal Amount	Value
BERMUDA 1.9%
Bellemeade Re Ltd., Series 2018-1A, Class M1B, 3.66%, 4/25/2028(a)(c)	$1,020,000	$1,023,237
Oaktown Re II Ltd., Series 2018-1A, Class M1, 0.00%, 7/25/2028(a)(c)	1,140,000	1,140,000

		2,163,237

UNITED STATES 13.2%
Angel Oak Mortgage Trust LLC, Series 2017-1, Class B1, 6.33%, 1/25/2047(a)(c)	470,000	478,499
COLT Mortgage Loan Trust, Series 2017-2, Class B1, 4.56%, 10/25/2047(a)(c)	365,000	364,811
Deephaven Residential Mortgage Trust Series 2018-2A, Class M1, 4.37%, 4/25/2058(a)(c)	350,000	349,149
Series 2018-2A, Class B2, 6.04%, 4/25/2058(a)(c)	940,000	939,782
FHLMC REMICS Series 4395, Class TI, IO, 4.00%, 5/15/2026	224,933	20,778
Series 3927, Class AI, IO, 4.50%, 8/15/2026	641,755	55,966
Series 4097, Class CI, IO, 3.00%, 8/15/2027	778,171	66,205
Series 4123, Class DI, IO, 3.00%, 10/15/2027	1,995,958	173,265
Series 4244, Class AI, IO, 4.50%, 8/15/2028	458,202	43,560
FHLMC Structured Agency Credit Risk Debt Notes Series 2015-HQ1, Class B, 12.81%, 3/25/2025(c)	408,495	553,704
Series 2015-HQA1, Class B, 10.86%, 3/25/2028(c)	567,958	686,636
Series 2017-HQA1, Class B1, 7.06%, 8/25/2029(c)	1,000,000	1,120,138
Series 2017-DNA2, Class B1, 7.21%, 10/25/2029(c)	1,668,000	1,928,725
Series 2017-DNA3, Class B1, 6.51%, 3/25/2030(c)	1,800,000	1,966,321
Series 2018-SPI2, Class M2, 3.82%, 5/25/2048(a)(c)	680,000	624,553
FNMA Series 2016-C04, Class 1B, 12.31%, 1/25/2029(c)	199,885	264,409
Series 2017-C06, Class 1B1, 6.21%, 2/25/2030(c)	1,790,000	1,906,934
Series 2017-C07, Class 1B1, 6.06%, 5/25/2030(c)	1,800,000	1,882,641
Series 2018-C05, Class 1M2, 0.00%, 1/25/2031(c)	920,000	925,568
FNMA REMICS Series 2012-130, Class UI, IO, 3.00%, 12/25/2027	963,831	82,146
Series 2012-150, Class BI, IO, 3.00%, 1/25/2028	891,473	76,678

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Amundi Strategic Income Fund

Collateralized Mortgage Obligations (continued)

	Principal Amount	Value
FNMA REMICS (continued)
Series 2013-5, Class YI, IO, 3.00%, 2/25/2028	$1,014,395	$87,164
Series 2004-31, Class SG, IO, 5.04%, 8/25/2033(c)(e)	13,288	46
Series 2009-31, Class PI, IO, 5.00%, 11/25/2038	219,880	36,047
GNMA REMICS Series 2011-167, IO, 5.00%, 12/16/2020(e)	35,716	1,241
Series 2013-84, Class SC, IO, 4.53%, 3/16/2040(c)	173,077	21,190
Series 2011-135, Class QI, IO, 4.50%, 6/16/2041	208,069	32,844
Series 2012-140, Class IC, IO, 3.50%, 11/20/2042	242,450	49,832
Series 2016-5, Class CS, IO, 4.06%, 1/20/2046(c)	342,472	53,556
Series 2016-20, Class SB, IO, 4.02%, 2/20/2046(c)	699,738	103,614
Series 2016-81, IO, 4.00%, 6/20/2046	209,609	40,586
Series 2016-88, Class SM, IO, 4.01%, 7/20/2046(c)	323,256	52,723
Series 2016-108, Class QI, IO, 4.00%, 8/20/2046	143,155	31,382
Series 2016-118, Class DS, IO, 4.01%, 9/20/2046(c)	328,837	61,645
Series 2016-145, Class UI, IO, 3.50%, 10/20/2046	233,844	46,887

		15,129,225

Total Collateralized Mortgage Obligations (cost $16,852,067)		17,292,462

Commercial Mortgage-Backed Securities 5.1%

	Principal Amount	Value
UNITED STATES 5.1%
CSAIL Commercial Mortgage Trust , Series 2015-C4, Class D, 3.58%, 11/15/2048(c)	250,000	222,678
GS Mortgage Securities Trust , Series 2016-GS4, Class D, 3.23%, 11/10/2049(a)(c)	1,340,000	1,074,501
JPMBB Commercial Mortgage Securities Trust , Series 2013-C17, Class D, 4.88%, 1/15/2047(a)(c)	1,285,000	1,204,038
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16, Class D, 4.75%, 6/15/2047(a)(c)	950,000	838,721
Series 2015-C25, Class D, 3.07%, 10/15/2048	1,000,000	822,988
Morgan Stanley Capital I Trust , Series 2016-UBS9, Class D, 3.00%, 3/15/2049(a)	1,500,000	1,214,269
Wells Fargo Commercial Mortgage Trust , Series 2016-NXS5, Class D, 4.88%, 1/15/2059(c)	125,000	119,495
WFRBS Commercial Mortgage Trust , Series 2013-C12, Class D, 4.41%, 3/15/2048(a)(c)	445,000	404,796

Total Commercial Mortgage-Backed Securities (cost $5,871,825)		5,901,486

Corporate Bonds 46.7%

	Principal Amount	Value
ARGENTINA 1.6%
Electric Utilities 1.6%
Pampa Energia SA, 7.50%, 1/24/2027(a)	$295,000	$276,562
Stoneway Capital Corp., 10.00%, 3/1/2027(a)	1,560,000	1,522,373

		1,798,935

BERMUDA 0.8%
Beverages 0.8%
Bacardi Ltd., 5.30%, 5/15/2048(a)	1,000,000	973,217

BRAZIL 1.3%
Chemicals 0.7%
Braskem Netherlands Finance BV, 4.50%, 1/10/2028(a)	885,000	844,069

Food Products 0.3%
MARB BondCo plc, 6.88%, 1/19/2025(a)	365,000	352,229

Water Utilities 0.3%
Aegea Finance Sarl, 5.75%, 10/10/2024(a)	300,000	288,000

		1,484,298

CANADA 1.1%
Commercial Services & Supplies 0.6%
Tervita Escrow Corp., 7.63%, 12/1/2021(a)	704,000	727,126

Energy Equipment & Services 0.2%
Calfrac Holdings LP, 8.50%, 6/15/2026(a)	269,000	259,921

Food Products 0.1%
Clearwater Seafoods, Inc., 6.88%, 5/1/2025(a)	145,000	139,200

Hotels, Restaurants & Leisure 0.2%
1011778 BC ULC, 5.00%, 10/15/2025(a)	230,000	220,512

		1,346,759

FRANCE 1.5%
Banks 1.5%
BNP Paribas SA, (USD Swap Semi 5 Year + 1.48%), 4.38%, 3/1/2033(a)(f)	1,825,000	1,755,212

GERMANY 0.8%
Pharmaceuticals 0.8%
Bayer US Finance II LLC, 3.88%, 12/15/2023(a)	870,000	872,348

ITALY 1.2%
Banks 1.2%
Intesa Sanpaolo SpA, 3.88%, 7/14/2027(a)	300,000	262,765
UniCredit SpA, (USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032(a)(f)	1,260,000	1,136,857

		1,399,622

KAZAKHSTAN 0.3%
Oil, Gas & Consumable Fuels 0.3%
Nostrum Oil & Gas Finance BV, 7.00%, 2/16/2025(a)	345,000	303,773

MEXICO 0.3%
Textiles, Apparel & Luxury Goods 0.3%
Grupo Kaltex SA de CV, 8.88%, 4/11/2022(a)	480,000	398,285

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Amundi Strategic Income Fund

Corporate Bonds (continued)

	Principal Amount		Value
NETHERLANDS 0.2%
Construction & Engineering 0.2%
Promontoria Holding 264 BV, 6.75%, 8/15/2023(a)	EUR	170,000	$200,642

SINGAPORE 0.5%
Banks 0.5%
DBS Group Holdings Ltd., (USD ICE Swap Rate 5 Year + 1.59%), 4.52%, 12/11/2028(a)(f)		$554,000	558,292

SPAIN 0.7%
Auto Components 0.7%
Gestamp Automocion SA, 3.25%, 4/30/2026(a)	EUR	710,000	812,247

SWITZERLAND 0.6%
Capital Markets 0.6%
Credit Suisse Group AG, (USD Swap Semi 5 Year + 4.60%), 7.50%, 7/17/2023(a)(f)(g)		$675,000	694,406

UNITED ARAB EMIRATES 1.0%
Energy Equipment & Services 1.0%
Shelf Drilling Holdings Ltd., 8.25%, 2/15/2025(a)		1,110,000	1,132,200

UNITED KINGDOM 2.8%
Banks 0.9%
Barclays plc, (ICE LIBOR USD 3 Month + 1.90%), 4.97%, 5/16/2029(f)		400,000	401,405
HSBC Holdings plc, (USD ICE Swap Rate 5 Year + 3.75%), 6.00%, 5/22/2027(f)(g)		265,000	256,785
NatWest Markets plc, 4.80%, 4/5/2026		280,000	285,009

			943,199

Consumer Finance 1.1%
Avation Capital SA, 6.50%, 5/15/2021(a)		1,205,000	1,212,471

Wireless Telecommunication Services 0.8%
Vodafone Group plc, 5.25%, 5/30/2048		875,000	909,040

			3,064,710

UNITED STATES 32.0%
Auto Components 0.6%
LKQ European Holdings BV, 3.63%, 4/1/2026(a)	EUR	620,000	728,724

Banks 2.0%
Bank of America Corp., (ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029(f)		$1,300,000	1,274,726
Citigroup, Inc., 4.65%, 7/23/2048		1,025,000	1,042,669

			2,317,395

Biotechnology 1.1%
Celgene Corp., 3.90%, 2/20/2028		1,360,000	1,317,454

Capital Markets 1.0%
Goldman Sachs Group, Inc. (The), (ICE LIBOR USD 3 Month + 1.16%), 3.81%, 4/23/2029(f)		1,210,000	1,158,479

Containers & Packaging 0.8%
BWAY Holding Co., 4.75%, 4/15/2024(a)	EUR	520,000	609,673
Crown European Holdings SA, 2.88%, 2/1/2026(a)		230,000	260,766

			870,439

Diversified Consumer Services 0.5%
Carriage Services, Inc., 6.63%, 6/1/2026(a)		$608,000	622,440

Diversified Financial Services 0.6%
AXA Equitable Holdings, Inc., 4.35%, 4/20/2028(a)		720,000	704,643

Diversified Telecommunication Services 1.5%
Frontier Communications Corp. 7.13%, 1/15/2023		750,000	542,812
8.50%, 4/1/2026(a)		265,000	254,400
Windstream Services LLC, 8.63%, 10/31/2025(a)		1,000,000	935,000

			1,732,212

Electric Utilities 0.2%
NextEra Energy Operating Partners LP, 4.50%, 9/15/2027(a)		275,000	258,844

Electronic Equipment, Instruments & Components 0.9%
Belden, Inc., 3.88%, 3/15/2028(a)	EUR	905,000	1,010,270

Energy Equipment & Services 0.7%
Weatherford International LLC, 9.88%, 3/1/2025(a)		$830,000	841,413

Equity Real Estate Investment Trusts (REITs) 0.5%
American Homes 4 Rent LP, 4.25%, 2/15/2028		255,000	244,695
Equinix, Inc., 2.88%, 2/1/2026	EUR	300,000	341,116

			585,811

Food Products 2.3%
JBS USA LUX SA, 6.75%, 2/15/2028(a)		$330,000	311,850
Pilgrim’s Pride Corp., 5.88%, 9/30/2027(a)		1,520,000	1,417,400
Post Holdings, Inc. 5.00%, 8/15/2026(a)		430,000	405,275
5.63%, 1/15/2028(a)		365,000	347,662
Simmons Foods, Inc., 7.75%, 1/15/2024(a)		88,000	90,640

			2,572,827

Hotels, Restaurants & Leisure 1.2%
Enterprise Development Authority (The), 12.00%, 7/15/2024(a)		895,000	868,150
Scientific Games International, Inc., 3.38%, 2/15/2026(a)	EUR	135,000	151,548
VOC Escrow Ltd., 5.00%, 2/15/2028(a)		$440,000	421,300

			1,440,998

Independent Power and Renewable Electricity Producers 1.4%
Calpine Corp. 5.75%, 1/15/2025(h)		570,000	524,400
5.25%, 6/1/2026(a)		500,000	472,500
Talen Energy Supply LLC, 10.50%, 1/15/2026(a)		655,000	564,119

			1,561,019

Insurance 1.0%
CNO Financial Group, Inc., 5.25%, 5/30/2025		860,000	842,800
Wand Merger Corp., 8.13%, 7/15/2023(a)		265,000	275,626

			1,118,426

Machinery 1.5%
BlueLine Rental Finance Corp., 9.25%, 3/15/2024(a)		1,590,000	1,679,437

Media 1.1%
MDC Partners, Inc., 6.50%, 5/1/2024(a)		1,100,000	970,750
Salem Media Group, Inc., 6.75%, 6/1/2024(a)		270,000	244,350

			1,215,100

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Amundi Strategic Income Fund

Corporate Bonds (continued)

	Principal Amount		Value
Metals & Mining 0.6%
Commercial Metals Co., 5.75%, 4/15/2026(a)		$545,000	$525,925
Constellium NV, 5.88%, 2/15/2026(a)		220,000	216,700

			742,625

Multiline Retail 0.2%
JC Penney Corp., Inc., 8.63%, 3/15/2025(a)		335,000	282,238

Oil, Gas & Consumable Fuels 7.0%
Blue Racer Midstream LLC, 6.63%, 7/15/2026(a)		715,000	720,362
Comstock Escrow Corp., 9.75%, 8/15/2026(a)		665,000	644,019
DCP Midstream Operating LP, 5.38%, 7/15/2025		470,000	479,988
Enable Midstream Partners LP, 4.95%, 5/15/2028		445,000	445,905
Genesis Energy LP 6.50%, 10/1/2025		880,000	851,400
6.25%, 5/15/2026		425,000	399,500
Halcon Resources Corp., 6.75%, 2/15/2025		420,000	389,550
Indigo Natural Resources LLC, 6.88%, 2/15/2026(a)		190,000	183,825
Kinder Morgan, Inc., 4.30%, 3/1/2028		1,120,000	1,111,107
MPLX LP, 4.50%, 4/15/2038		1,220,000	1,158,961
Sunoco LP, 4.88%, 1/15/2023(a)		1,150,000	1,130,128
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 3/15/2028(a)		555,000	546,439

			8,061,184

Real Estate Management & Development 0.9%
Kennedy-Wilson, Inc., 5.88%, 4/1/2024(a)		1,000,000	975,000

Thrifts & Mortgage Finance 1.5%
Freedom Mortgage Corp. 8.13%, 11/15/2024(a)		1,175,000	1,145,625
8.25%, 4/15/2025(a)		580,000	564,775

			1,710,400

Trading Companies & Distributors 1.0%
United Rentals North America, Inc., 4.88%, 1/15/2028		1,215,000	1,134,907

Wireless Telecommunication Services 1.9%
Sprint Corp., 7.63%, 3/1/2026		605,000	627,688
Sprint Spectrum Co. LLC, 5.15%, 3/20/2028(a)		680,000	674,900
T-Mobile USA, Inc., 4.75%, 2/1/2028		955,000	885,476

			2,188,064

			36,830,349

Total Corporate Bonds (cost $55,022,111)			53,625,295

Foreign Government Securities 2.7%

	Principal Amount		Value
ARGENTINA 0.4%
Provincia de Buenos Aires, 5.38%, 1/20/2023(a)	EUR	400,000	437,372

BRAZIL 0.2%
Federative Republic of Brazil, 5.63%, 2/21/2047		$255,000	233,962

OMAN 0.5%
Oman Government Bond, 4.13%, 1/17/2023(a)		575,000	557,964

QATAR 0.9%
Qatar Government Bond, 5.10%, 4/23/2048(a)		1,035,000	1,057,025

SAUDI ARABIA 0.7%
Kingdom of Saudi Arabia, 5.00%, 4/17/2049(a)		775,000	764,228

Total Foreign Government Securities (cost $3,066,315)			3,050,551

Loan Participations 15.0%

	Principal Amount		Value
UNITED STATES 15.0%
Auto Components 0.1%
Trico Group LLC, 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 6.50%), 8.81%, 2/2/2024(f)		154,031	153,646

Building Products 0.8%
Janus International Group LLC, 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 5.08%, 2/12/2025(f)		997,500	982,537

Chemicals 0.6%
Diversey, Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 5.08%, 9/6/2024(f)		398,000	389,543
New Arclin US Holding Corp., 2nd Lien Term Loan, (ICE LIBOR USD 3 Month + 8.75%), 11.08%, 2/14/2025(f)		85,000	85,850
New Arclin US Holding Corp., Term Loan, (ICE LIBOR USD 3 Month + 3.50%), 5.83%, 2/14/2024(f)		188,575	189,361

			664,754

Commercial Services & Supplies 0.1%
West Corp., Term Loan, (ICE LIBOR USD 1 Month + 4.00%), 6.08%, 10/10/2024(f)		162,162	162,121

Construction & Engineering 0.4%
Interior Logic Group, Inc., Term Loan B, (ICE LIBOR USD 3 Month + 4.00%), 6.34%, 5/21/2025(f)		415,000	415,000

Consumer Services 0.1%
Intrawest Resorts Holdings, Inc., 1st Lien Term Loan B1, (ICE LIBOR USD 1 Month + 3.00%), 5.08%, 7/31/2024(f)		181,809	181,431

Containers & Packaging 0.4%
Kloeckner Pentaplast, Term Loan, (ICE LIBOR USD 1 Month + 4.25%), 6.33%, 6/30/2022(f)		456,550	435,923

Diversified Telecommunication Services 1.1%
Numericable US LLC, Term Loan B11, (ICE LIBOR USD 1 Month + 2.75%), 4.82%, 7/31/2025(f)		444,375	423,045
Windstream Corp., Term Loan B, (ICE LIBOR USD 1 Month + 4.00%), 6.08%, 3/29/2021(f)		352,070	330,770
Zayo Group LLC, Term Loan, (ICE LIBOR USD 1 Month + 2.25%), 4.33%, 1/19/2024(f)		500,000	501,695

			1,255,510

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Amundi Strategic Income Fund

Loan Participations (continued)

	Principal Amount	Value
Electronic Equipment, Instruments & Components 0.3%
ATS Consolidated, Inc., Term Loan, (ICE LIBOR USD 1 Month + 3.75%), 5.82%, 2/28/2025(f)	$349,125	$349,998

Equity Real Estate Investment Trusts (REITs) 0.3%
Iron Mountain, Inc., 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 1.75%), 3.83%, 1/2/2026(f)	334,163	329,568

Food Products 0.2%
JBS USA LLC, Term Loan, (ICE LIBOR USD 3 Month + 2.50%), 4.83%, 10/30/2022(f)	187,625	187,357

Health Care Providers & Services 0.2%
Gentiva Health Services, Inc., Term Loan, (ICE LIBOR USD 3 Month + 7.00%), 9.38%, 7/2/2026(f)	270,000	274,725

Hotels, Restaurants & Leisure 0.6%
Scientific Games International, Inc., Term Loan B, (ICE LIBOR USD 3 Month + 2.75%), 4.91%, 8/14/2024(f)	648,375	648,466

Insurance 0.3%
Pre-Paid Legal Services, Inc., Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 5.34%, 4/11/2025(f)	350,000	350,438

Internet & Direct Marketing Retail 0.4%
Shutterfly, Inc.,Term Loan, (ICE LIBOR USD 1 Month + 2.75%), 4.83%, 8/17/2024(f)	525,000	526,969

Machinery 0.6%
Shape Technologies Group, Inc., Term Loan, (ICE LIBOR USD 3 Month + 3.00%), 5.15%, 4/19/2025(f)	675,000	675,000

Metals & Mining 1.2%
Aleris International Corp., Term Loan, (ICE LIBOR USD 1 Month + 4.75%), 0.00%, 4/15/2023(f)	1,250,000	1,260,413
Big River Steel LLC, 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 5.00%), 7.33%, 8/23/2023(f)	124,063	125,923

		1,386,336

Multiline Retail 1.0%
JC Penny Corp., Term Loan, (ICE LIBOR USD 3 Month + 4.25%), 6.57%, 6/23/2023(f)	190,000	183,310
Neiman Marcus Group, Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 5.34%, 10/25/2020(f)	1,093,625	963,866

		1,147,176

Oil, Gas & Consumable Fuels 0.1%
Chesapeake Energy Corp., Term Loan, (ICE LIBOR USD 1 Month + 7.50%), 9.58%, 8/23/2021(f)	115,000	120,117

Personal Products 0.7%
Alphabet Holding Company, Inc., Term Loan, (ICE LIBOR USD 1 Month + 3.50%), 5.58%, 9/26/2024(f)	902,130	845,368

Pharmaceuticals 0.4%
Bausch Health Companies, Inc., (ICE LIBOR USD 1 Month + 3.00%), 5.09%, 6/2/2025(f)	440,000	440,392

Professional Services 0.7%
On Assignment, Inc. Term Loan B, (ICE LIBOR USD 1 Month + 2.00%), 4.08%, 4/2/2025(f)	765,937	765,362

Road & Rail 0.1%
PODS, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 2.75%), 4.85%, 12/6/2024(f)	133,988	134,044

Semiconductors & Semiconductor Equipment 0.8%
Microchip Technology, Inc., Term Loan, (ICE LIBOR USD 1 Month + 2.00%), 4.08%, 5/29/2025(f)	885,000	886,770

Software 0.7%
SS&C Technologies Holdings, Inc., Term Loan, (ICE LIBOR USD 1 Month + 2.50%), 4.58%, 4/16/2025(f)	211,065	211,593
SS&C Technologies Holdings, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 2.50%), 4.58%, 4/16/2025(f)	550,252	551,627

		763,220

Specialty Retail 1.4%
Camping World Holdings, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 2.75%), 4.85%, 11/8/2023(f)	1,620,258	1,615,397

Trading Companies & Distributors 0.2%
Reece Ltd., Term Loan B, (ICE LIBOR USD 6 Month + 2.00%), 4.34%, 6/1/2025(f)	205,000	205,000

Wireless Telecommunication Services 1.2%
SBA Senior Finance II LLC, 2nd Lien Term Loan, (ICE LIBOR USD 1 Month + 2.00%), 4.08%, 4/6/2025(f)	1,335,000	1,331,329

Total Loan Participation (cost $17,230,860)		17,233,954

Short-Term Investments 3.0%

	Principal Amount	Value
U.S. Treasury Obligations 1.1%
U.S. Treasury Bills, 0.00%, 8/2/2018(i)	660,000	659,967
0.00%, 1/24/2019(i)(j)	660,000	653,111

		1,313,078

	Shares	Value
Money Market Funds 1.9%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.84%(k)(l)	32,731	32,731
Fidelity Investments Money Market Prime Money Market Portfolio - Institutional Class, 2.06%(k)	2,083,340	2,084,173

		2,116,904

Total Short-Term Investments (cost $3,429,977)		3,429,982

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Amundi Strategic Income Fund

Repurchase Agreement 0.3%

	Principal Amount	Value
BNP Paribas Securities Corp. 1.91%, dated 7/31/2018, due 8/1/2018, repurchase price $294,440, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.75%, maturing 2/15/2019 - 5/15/2024; total market value $300,312. (l)	$294,424	$294,424

Total Repurchase Agreement (cost $294,424)		294,424

Total Investments (cost $116,514,901) — 100.7%		115,549,478
Liabilities in excess of other assets — (0.7)%		(752,870)

NET ASSETS — 100.0%		$114,796,608

(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at July 31, 2018 was $64,193,692 which represents 55.92% of net assets.

(b)	Fair valued security.
(c)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2018.

(d)	Value determined using significant unobservable inputs.
(e)	Illiquid security as deemed by the procedures approved by the Board of Trustees (unaudited).
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of July 31, 2018.
(g)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2018. The maturity date reflects the next call date.
(h)

The security or a portion of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $317,492, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $32,731 and $294,424, respectively, a total value of $327,155.

(i)	Zero Coupon Security. Debt security that pays no cash income but is sold at a substantial discount from its value at maturity.
(j)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(k)	Represents 7-day effective yield as of July 31, 2018.
(l)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2018 was $327,155.

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO	Interest only
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits

Currency:

EUR	Euro
USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Amundi Strategic Income Fund

Centrally Cleared Credit default swap contracts outstanding - buy protection as of July 31, 20181:

Reference Obligation/Index	Financing Rate Paid / (Received) by the Fund	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread[2]	Notional Amount[3]		Upfront Payments (Receipts) ($)[4]	Unrealized Appreciation (Depreciation) ($)	Value ($)
Markit CDX Emerging Markets Index Series 27	1.00%	Quarterly	6/20/2022	1.33%	USD	3,250,000	104,505	(71,193)	33,312

							104,505	(71,193)	33,312

Markit CDX North America High Yield Index Series 30	5.00	Quarterly	6/20/2023	3.30	USD	24,800,000	(1,645,645)	(238,189)	(1,883,834)
Markit CDX North America Investment Grade Index Series 30	1.00	Quarterly	6/20/2023	0.58	USD	32,750,000	(472,947)	(180,500)	(653,447)

							(2,118,592)	(418,689)	(2,537,281)

							(2,014,087)	(489,882)	(2,503,969)

1

The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.

2

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

3	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4

Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

CDX	Credit Default Swap Index

Currency:

USD	United States Dollar

Forward foreign currency contracts outstanding as of July 31, 2018

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	3,661,395	EUR	3,135,000	Bank of America NA	8/31/2018	(12,934)

Net unrealized depreciation						(12,934)

Currency:

EUR	Euro
USD	United States Dollar

Futures contracts outstanding as of July 31, 2018 :

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 10 Year Ultra Note	76	9/2018	USD	9,660,313	(3,217)

					(3,217)

Short Contracts
Euro-Bobl	(7)	9/2018	EUR	(1,077,287)	444
Euro-Bund	(119)	9/2018	EUR	(22,484,286)	(48,011)
U.S. Treasury 10 Year Note	(29)	9/2018	USD	(3,463,234)	3,530
U.S. Treasury 5 Year Note	(111)	9/2018	USD	(12,556,875)	25,774
U.S. Treasury Long Bond	(47)	9/2018	USD	(6,719,531)	17,316
USD 10 Year Interest Rate Swap	(21)	9/2018	USD	(1,995,000)	(4,250)
USD 5 Year Interest Rate Swap	(27)	9/2018	USD	(2,604,445)	565

					(4,632)

					(7,849)

Currency:

EUR	Euro
USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Amundi Strategic Income Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities
Airlines	$—	$70,074	$—	$70,074
Automobiles	—	6,126,125	—	6,126,125
Home Equity	—	—	1,399,440	1,399,440
Other	—	7,125,685	—	7,125,685

Total Asset-Backed Securities	$—	$13,321,884	$1,399,440	$14,721,324

Collateralized Mortgage Obligations	—	17,292,462	—	17,292,462
Commercial Mortgage-Backed Securities	—	5,901,486	—	5,901,486
Corporate Bonds	—	53,625,295	—	53,625,295
Foreign Government Securities	—	3,050,551	—	3,050,551
Futures Contracts	47,629	—	—	47,629
Loan Participations	—	17,233,954	—	17,233,954
Repurchase Agreement	—	294,424	—	294,424
Short-Term Investments	2,116,904	1,313,078	—	3,429,982

Total Assets	$2,164,533	$112,033,134	$1,399,440	$115,597,107

Liabilities:
Swap Contracts*	$—	$(489,882)	$—	$(489,882)
Forward Foreign Currency Contract	—	(12,934)	—	(12,934)
Futures Contracts	(55,478)	—	—	(55,478)

Total Liabilities	$(55,478)	$(502,816)	$—	$(558,294)

Total	$2,109,055	$111,530,318	$1,399,440	$115,038,813

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Amundi Strategic Income Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Asset-Backed Securities	Total
Balance as of 10/31/2017	$—	$—
Accrued Accretion/(Amortization)	—	—
Realized Gains (Losses)	—	—
Change in Unrealized Appreciation/Depreciation	(557)	(557)
Purchases*	1,399,997	1,399,997
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 7/31/2018	$1,399,440	$1,399,440

Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 7/31/2018	$(557)	$(557)

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts, forward foreign currency contracts and financial futures contracts.

Swap Contracts

Credit Default Swap Contracts. The Fund entered into credit default swap contracts during the period ended July 31, 2018. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.

The Fund utilized credit default swap contracts to manage broad credit market spread exposure.The Fund segregates liquid assets to cover its obligations under its credit default swap contracts. Upfront premiums received or paid at the beginning of the initiation period are included under “Receivable/Payable for variation margin on centrally cleared credit default swap contracts” for centrally cleared credit default swap contracts. These upfront premiums are amortized and accredited daily and are recorded as realized gains or losses on the Statement of Operations upon maturity or termination of the credit default swap contract.

As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.

Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.

Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of July 31, 2018 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded as cash pledged for centrally cleared credit default swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Amundi Strategic Income Fund

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to/hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2018

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$47,629

Total		$47,629

Liabilities:
Swap Contracts(a)
Credit risk	Unrealized depreciation on centrally cleared credit default swap contracts	$(489,882)
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	(12,934)
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	(55,478)

Total		$(558,294)

(a)	Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments

July 31, 2018 (Unaudited)

Nationwide Bailard Cognitive Value Fund

Common Stocks 94.3%

	Shares	Value
Auto Components 2.1%
Dana, Inc.	34,000	$725,900
Tower International, Inc.	31,200	1,007,760
Unique Fabricating, Inc.	35,800	297,140

		2,030,800

Banks 13.1%
Associated Banc-Corp.	16,700	450,900
Bancorp, Inc. (The)*	70,500	684,555
Banner Corp.	5,700	358,929
Central Pacific Financial Corp.	24,600	677,976
Financial Institutions, Inc.	40,400	1,280,680
First Busey Corp.	1,100	34,892
First Financial Corp.	14,397	740,006
First Hawaiian, Inc.	18,100	511,506
First Horizon National Corp.	21,400	382,846
Hancock Whitney Corp.	9,800	492,450
Independent Bank Corp.	30,500	747,250
Investors Bancorp, Inc.	30,300	379,356
MidWestOne Financial Group, Inc.	7,800	250,848
Peapack Gladstone Financial Corp.	20,100	660,888
Peoples Bancorp, Inc.	19,000	688,180
Popular, Inc.	9,900	491,337
Republic Bancorp, Inc., Class A	14,900	713,263
Sandy Spring Bancorp, Inc.	10,000	391,100
Shore Bancshares, Inc.	32,600	629,832
Sierra Bancorp	24,700	729,638
Sterling Bancorp	20,600	457,320
TriCo Bancshares	5,300	205,746
West Bancorporation, Inc.	26,902	667,169

		12,626,667

Biotechnology 0.0%†
Proteostasis Therapeutics, Inc.*(a)	18,400	45,632

Building Products 1.3%
Insteel Industries, Inc.	6,000	246,780
Masonite International Corp.*	7,200	491,400
NCI Building Systems, Inc.*	34,400	548,680

		1,286,860

Capital Markets 1.4%
BGC Partners, Inc., Class A	34,900	374,826
Oaktree Specialty Lending Corp.	121,900	598,529
Silvercrest Asset Management Group, Inc., Class A	21,481	374,843

		1,348,198

Chemicals 3.5%
Cabot Corp.	11,300	746,930
FutureFuel Corp.	44,900	617,824
Kraton Corp.*	13,100	629,979
Minerals Technologies, Inc.	6,400	483,840
Tredegar Corp.	33,600	875,280

		3,353,853

Commercial Services & Supplies 3.0%
ACCO Brands Corp.	60,600	775,680
ARC Document Solutions, Inc.*	21,400	55,212
Ennis, Inc.	29,000	630,750
Essendant, Inc.	9,600	159,648
Herman Miller, Inc.	16,900	639,665
Quad/Graphics, Inc.	30,800	633,248

		2,894,203

Communications Equipment 0.4%
ARRIS International plc*	16,900	426,894

Construction & Engineering 1.2%
EMCOR Group, Inc.	6,100	469,395
KBR, Inc.	27,700	553,446
Quanta Services, Inc.*	4,400	149,908

		1,172,749

Consumer Finance 1.6%
Enova International, Inc.*	12,800	396,800
Navient Corp.	51,300	677,673
SLM Corp.*	38,400	433,536

		1,508,009

Containers & Packaging 1.1%
Graphic Packaging Holding Co.	28,300	411,199
Greif, Inc., Class A	11,050	601,673

		1,012,872

Diversified Consumer Services 1.3%
American Public Education, Inc.*	16,500	727,650
Graham Holdings Co., Class B	1,000	559,000

		1,286,650

Electric Utilities 1.9%
PNM Resources, Inc.	23,175	911,936
Portland General Electric Co.	20,600	934,416

		1,846,352

Electrical Equipment 1.9%
Atkore International Group, Inc.*	31,100	735,826
EnerSys	7,400	607,318
Preformed Line Products Co.	5,635	494,753

		1,837,897

Electronic Equipment, Instruments & Components 5.3%
Anixter International, Inc.*	9,400	685,260
Benchmark Electronics, Inc.	26,900	650,980
Insight Enterprises, Inc.*	12,900	648,483
Jabil, Inc.	22,200	625,374
KEMET Corp.*	25,700	667,943
Park Electrochemical Corp.	28,600	632,346
SYNNEX Corp.	4,600	443,762
Vishay Precision Group, Inc.*	17,600	702,240

		5,056,388

Energy Equipment & Services 2.0%
Archrock, Inc.	66,300	904,995
Mammoth Energy Services, Inc.*(a)	11,600	431,752
Pioneer Energy Services Corp.*	33,900	111,870
TETRA Technologies, Inc.*	99,600	429,276

		1,877,893

Equity Real Estate Investment Trusts (REITs) 6.7%
American Assets Trust, Inc.	29,000	1,114,470
Brandywine Realty Trust	36,850	607,656
CoreSite Realty Corp.	5,500	616,550
Corporate Office Properties Trust	38,600	1,147,964
Cousins Properties, Inc.	69,800	650,536
CubeSmart	19,400	588,984
First Industrial Realty Trust, Inc.	19,500	634,725
Highwoods Properties, Inc.	12,450	611,420
Washington REIT	16,100	490,889

		6,463,194

Food Products 0.8%
John B Sanfilippo & Son, Inc.*	9,400	722,578

Health Care Equipment & Supplies 1.9%
FONAR Corp.*	33,056	862,762
Integer Holdings Corp.*	9,100	650,195
Utah Medical Products, Inc.	3,500	339,500

		1,852,457

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Bailard Cognitive Value Fund

Common Stocks (continued)

	Shares	Value
Health Care Providers & Services 0.7%
Magellan Health, Inc.*	9,100	$662,025

Hotels, Restaurants & Leisure 1.3%
Carrols Restaurant Group, Inc.*	41,500	601,750
J Alexander’s Holdings, Inc.*	16,100	172,270
RCI Hospitality Holdings, Inc.	7,000	227,010
Speedway Motorsports, Inc.	11,300	199,445

		1,200,475

Household Durables 2.3%
Beazer Homes USA, Inc.*	42,700	546,987
Hooker Furniture Corp.	11,087	499,469
Taylor Morrison Home Corp., Class A*	30,700	599,571
ZAGG, Inc.*	35,000	521,500

		2,167,527

Insurance 3.6%
Assured Guaranty Ltd.	12,900	502,068
Baldwin & Lyons, Inc., Class B	17,300	403,955
CNO Financial Group, Inc.	18,700	380,545
Employers Holdings, Inc.	18,200	845,390
Enstar Group Ltd.*	2,000	432,400
Horace Mann Educators Corp.	9,700	423,890
Stewart Information Services Corp.	9,500	431,680

		3,419,928

Internet Software & Services 1.3%
QuinStreet, Inc.*	46,521	616,868
Web.com Group, Inc.*	24,800	623,720

		1,240,588

IT Services 0.5%
Computer Task Group, Inc.*	6,700	40,334
Sykes Enterprises, Inc.*	15,200	450,832

		491,166

Leisure Products 0.5%
Johnson Outdoors, Inc., Class A	6,300	510,741

Life Sciences Tools & Services 0.8%
Medpace Holdings, Inc.*	12,800	785,536

Machinery 3.8%
Columbus McKinnon Corp.	4,500	185,220
Douglas Dynamics, Inc.	13,100	643,210
Hillenbrand, Inc.	14,950	750,490
Hurco Cos., Inc.	13,450	595,835
ITT, Inc.	8,950	507,196
Milacron Holdings Corp.*	15,600	325,260
SPX FLOW, Inc.*	13,900	660,528

		3,667,739

Marine 0.5%
Matson, Inc.	12,800	460,800

Media 0.9%
Salem Media Group, Inc.	93,900	464,805
TEGNA, Inc.	35,400	390,462

		855,267

Metals & Mining 1.1%
Schnitzer Steel Industries, Inc., Class A	31,900	1,051,105

Mortgage Real Estate Investment Trusts (REITs) 0.8%
Invesco Mortgage Capital, Inc.	44,100	731,619

Multi-Utilities 1.9%
Black Hills Corp.(a)	14,370	861,769
NorthWestern Corp.	16,800	996,744

		1,858,513

Oil, Gas & Consumable Fuels 3.9%
Abraxas Petroleum Corp.*	208,700	542,620
Delek US Holdings, Inc.	7,300	389,236
Evolution Petroleum Corp.	59,000	634,250
Overseas Shipholding Group, Inc., Class A*	152,031	547,312
PBF Energy, Inc., Class A	20,400	952,680
Whiting Petroleum Corp.*	13,400	665,310

		3,731,408

Paper & Forest Products 2.2%
Domtar Corp.	12,800	617,216
Louisiana-Pacific Corp.	22,200	597,624
Mercer International, Inc.	17,200	308,740
Verso Corp., Class A*	28,300	590,621

		2,114,201

Professional Services 1.2%
CRA International, Inc.	11,785	637,804
Heidrick & Struggles International, Inc.	9,500	388,550
Kelly Services, Inc., Class A	4,200	102,018

		1,128,372

Road & Rail 1.0%
Covenant Transportation Group, Inc., Class A*	11,700	339,066
USA Truck, Inc.*	26,300	573,866

		912,932

Semiconductors & Semiconductor Equipment 2.0%
inTEST Corp.*	64,200	465,450
Kulicke & Soffa Industries, Inc.	29,400	774,984
Rudolph Technologies, Inc.*	22,400	640,640

		1,881,074

Software 2.2%
American Software, Inc., Class A	42,000	628,320
Finjan Holdings, Inc.*	184,100	736,400
Progress Software Corp.	21,000	772,590

		2,137,310

Specialty Retail 1.7%
Kirkland’s, Inc.*	18,800	213,944
Lithia Motors, Inc., Class A	4,400	391,820
Sonic Automotive, Inc., Class A	22,300	453,805
Tilly’s, Inc., Class A	39,400	610,700

		1,670,269

Textiles, Apparel & Luxury Goods 1.9%
Columbia Sportswear Co.	5,700	495,786
Rocky Brands, Inc.(a)	26,896	695,262
Vera Bradley, Inc.*	50,500	671,145

		1,862,193

Thrifts & Mortgage Finance 4.4%
MGIC Investment Corp.*	40,200	501,696
Radian Group, Inc.	26,700	511,305
Riverview Bancorp, Inc.	80,900	736,190
Territorial Bancorp, Inc.	26,100	796,050
United Community Financial Corp.	33,250	347,463
United Financial Bancorp, Inc.	37,300	653,123
Walker & Dunlop, Inc.	11,200	663,712

		4,209,539

Tobacco 0.6%
Universal Corp.	8,600	594,260

Trading Companies & Distributors 2.2%
Aircastle Ltd.	30,800	638,484
GMS, Inc.*	23,700	621,888
Transcat, Inc.*	10,356	236,635
WESCO International, Inc.*	10,400	634,400

		2,131,407

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Bailard Cognitive Value Fund

Common Stocks (continued)

	Shares	Value
Wireless Telecommunication Services 0.5%
Telephone & Data Systems, Inc.	18,600	$469,650

Total Common Stocks (cost $81,776,195)		90,595,790

Exchange Traded Funds 5.0%

	Shares	Value
Exchange Traded Funds 5.0%
Invesco S&P SmallCap 600 Pure Value ETF	9,275	720,855
iShares Russell 2000 Value ETF	11,500	1,537,205
Vanguard Small-Cap Value ETF	18,100	2,518,977

Total Exchange Traded Funds (cost $3,090,269)		4,777,037

Short-Term Investment 0.0%†

	Shares	Value
Money Market Fund 0.0%†
Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.84%(b)(c)	15,796	15,796

Total Short-Term Investment (cost $15,796)		15,796

Repurchase Agreement 0.1%

	Principal Amount	Value
BNP Paribas Securities Corp., 1.91%, dated 7/31/2018, due 8/1/2018, repurchase price $142,100, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.75%, maturing 2/15/2019 - 5/15/2024; total market value $144,934.(c)	$142,092	142,092

Total Repurchase Agreement (cost $142,092)		142,092

Total Investments (cost $85,024,352) — 99.4%		95,530,715
Other assets in excess of liabilities — 0.6%		609,117

NET ASSETS — 100.0%		$96,139,832

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $155,607, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $15,796 and $142,092, respectively, a total value of $157,888.

(b)	Represents 7-day effective yield as of July 31, 2018.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2018 was $157,888.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Bailard Cognitive Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$90,595,790	$—	$—	$90,595,790
Exchange Traded Funds	4,777,037	—	—	4,777,037
Repurchase Agreement	—	142,092	—	142,092
Short-Term Investment	15,796	—	—	15,796

Total	$95,388,623	$142,092	$—	$95,530,715

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

July 31, 2018 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund

Common Stocks 92.7%

	Shares	Value
BRAZIL 8.1%
Banks 3.2%
Banco do Estado do Rio Grande do Sul SA (Preference), Class B	68,000	$284,987
Banco Santander Brasil SA, ADR(a)	60,000	579,600
Itau Unibanco Holding SA, ADR	25,000	299,750

		1,164,337

Diversified Consumer Services 0.8%
Estacio Participacoes SA	43,000	297,298

Metals & Mining 1.9%
Vale SA, ADR*	50,000	733,000

Oil, Gas & Consumable Fuels 1.6%
Petroleo Brasileiro SA, ADR*	53,000	621,690

Wireless Telecommunication Services 0.6%
TIM Participacoes SA, ADR*	15,000	246,300

		3,062,625

CHINA 30.5%
Automobiles 1.2%
Geely Automobile Holdings Ltd.	200,000	458,398

Banks 6.8%
Agricultural Bank of China Ltd., Class H	1,300,000	629,166
China CITIC Bank Corp. Ltd., Class H	360,000	230,629
China Construction Bank Corp., Class H	1,000,000	905,526
China Merchants Bank Co. Ltd., Class H	70,000	273,208
Industrial & Commercial Bank of China Ltd., Class H	750,000	554,974

		2,593,503

Construction Materials 0.5%
West China Cement Ltd.	1,000,000	176,101

Diversified Telecommunication Services 1.0%
China Communications Services Corp. Ltd., Class H	610,000	384,920

Food Products 1.3%
Tingyi Cayman Islands Holding Corp.	220,000	508,511

Insurance 0.9%
Ping An Insurance Group Co. of China Ltd., Class H	35,000	324,536

Internet Software & Services 10.5%
Alibaba Group Holding Ltd., ADR*	8,000	1,497,840
Baidu, Inc., ADR*	1,500	370,770
Tencent Holdings Ltd.	40,000	1,818,543
YY, Inc., ADR*	3,800	354,274

		4,041,427

Machinery 1.6%
Weichai Power Co. Ltd., Class H	500,000	614,040

Oil, Gas & Consumable Fuels 2.4%
China Petroleum & Chemical Corp., Class H	260,000	249,698
China Shenhua Energy Co. Ltd., Class H	300,000	676,273

		925,971

Real Estate Management & Development 2.7%
Agile Group Holdings Ltd.	330,000	506,877
Country Garden Holdings Co. Ltd.	180,000	278,736
Sino-Ocean Group Holding Ltd.	400,000	226,405

		1,012,018

Specialty Retail 1.1%
Zhongsheng Group Holdings Ltd.	180,000	409,991

Wireless Telecommunication Services 0.5%
China Mobile Ltd.	23,000	208,013

		11,657,429

COLOMBIA 3.2%
Banks 2.0%
Bancolombia SA, ADR	16,000	734,560

Oil, Gas & Consumable Fuels 1.2%
Ecopetrol SA, ADR	22,000	470,140

		1,204,700

EGYPT 2.2%
Banks 2.2%
Commercial International Bank Egypt SAE (Registered), GDR Reg. S	180,000	823,370

HONG KONG 4.9%
Electronic Equipment, Instruments & Components 1.3%
Kingboard Holdings Ltd.	140,000	489,769

Paper & Forest Products 0.8%
Nine Dragons Paper Holdings Ltd.	250,000	309,978

Pharmaceuticals 0.9%
Sino Biopharmaceutical Ltd.	250,000	343,516

Water Utilities 1.9%
China Water Affairs Group Ltd.	540,000	709,264

		1,852,527

INDIA 1.8%
Banks 0.7%
ICICI Bank Ltd., ADR	30,000	264,900

IT Services 1.1%
Infosys Ltd., ADR	20,000	403,600

		668,500

PERU 3.0%
Banks 2.1%
Credicorp Ltd.	3,500	800,695

Metals & Mining 0.9%
Southern Copper Corp.	7,000	345,520

		1,146,215

RUSSIA 4.6%
Banks 1.7%
Sberbank of Russia PJSC, ADR	30,000	423,110
Sberbank of Russia PJSC, ADR	15,000	210,450

		633,560

Metals & Mining 0.6%
Severstal PJSC, GDR Reg. S	15,000	245,403

Oil, Gas & Consumable Fuels 2.3%
LUKOIL PJSC, ADR	12,000	858,000

		1,736,963

SOUTH AFRICA 4.6%
Banks 0.9%
Absa Group Ltd.	29,000	379,167

Capital Markets 0.8%
Investec Ltd.	40,000	289,030

Distributors 0.9%
Imperial Holdings Ltd.	21,000	340,911

Media 0.8%
Naspers Ltd., Class N	1,200	295,383

Metals & Mining 0.6%
Kumba Iron Ore Ltd.	10,000	221,224

Specialty Retail 0.6%
Mr Price Group Ltd.	13,000	232,532

		1,758,247

SOUTH KOREA 13.4%
Banks 1.8%
Hana Financial Group, Inc.	10,000	402,343

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund

Common Stocks (continued)

	Shares	Value

SOUTH KOREA (continued)
Banks (continued)
KB Financial Group, Inc.	6,000	$288,255

		690,598

Construction & Engineering 0.7%
Daewoo Engineering & Construction Co. Ltd.*	50,000	254,542

Electronic Equipment, Instruments & Components 1.0%
SFA Engineering Corp.	11,600	380,689

Food Products 0.5%
Orion Holdings Corp.	10,000	202,591

Household Durables 1.4%
LG Electronics, Inc.	8,000	535,420

Metals & Mining 0.9%
POSCO	1,200	353,391

Oil, Gas & Consumable Fuels 0.9%
SK Innovation Co. Ltd.	2,000	355,381

Semiconductors & Semiconductor Equipment 0.6%
SK Hynix, Inc.	3,000	231,407

Technology Hardware, Storage & Peripherals 4.4%
Samsung Electronics Co. Ltd.	40,000	1,659,451

Textiles, Apparel & Luxury Goods 0.5%
LF Corp.	7,000	172,048

Wireless Telecommunication Services 0.7%
SK Telecom Co. Ltd.	1,200	268,307

		5,103,825

TAIWAN 11.7%
Chemicals 2.3%
Formosa Chemicals & Fibre Corp.	100,000	394,496
Grand Pacific Petrochemical	500,000	467,828

		862,324

Diversified Financial Services 0.4%
Fubon Financial Holding Co. Ltd.	100,000	165,951

Electrical Equipment 0.9%
Walsin Lihwa Corp.	500,000	340,919

Electronic Equipment, Instruments & Components 0.6%
HannStar Display Corp.	800,000	233,798

Insurance 1.8%
Cathay Financial Holding Co. Ltd.	250,000	431,295
Shin Kong Financial Holding Co. Ltd.*	700,000	265,829

		697,124

Semiconductors & Semiconductor Equipment 4.5%
Macronix International*	200,000	279,016
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	35,000	1,442,349

		1,721,365

Technology Hardware, Storage & Peripherals 1.2%
Micro-Star International Co. Ltd.	130,000	447,314

		4,468,795

TURKEY 3.2%
Banks 1.1%
Turkiye Garanti Bankasi A/S	260,000	377,444

Construction & Engineering 0.8%
Tekfen Holding A/S	80,000	316,705

Metals & Mining 0.7%
Eregli Demir ve Celik Fabrikalari TAS	120,000	269,963

Transportation Infrastructure 0.6%
TAV Havalimanlari Holding A/S	40,000	235,851

		1,199,963

UNITED KINGDOM 0.7%
Paper & Forest Products 0.7%
Mondi Ltd.	9,000	247,346

UNITED STATES 0.8%
Food Products 0.8%
JBS SA	130,000	312,418

Total Common Stocks (cost $29,898,806)		35,242,923

Exchange Traded Funds 3.6%

	Shares	Value
UNITED STATES 3.6%
iShares MSCI India ETF	20,000	712,600
VanEck Vectors Vietnam ETF	40,000	658,400

Total Exchange Traded Funds (cost $1,391,400)		1,371,000

Short-Term Investment 0.1%

	Shares	Value
Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.84%(b)(c)	47,685	47,685

Total Short-Term Investment (cost $47,685)		47,685

Repurchase Agreement 1.1%

	Principal Amount	Value
BNP Paribas Securities Corp., 1.91%, dated 7/31/2018, due 8/1/2018, repurchase price $428,963, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.75%, maturing 2/15/2019 - 5/15/2024; total market value $437,519.(c)	$428,940	428,940

Total Repurchase Agreement (cost $428,940)		428,940

Total Investments (cost $31,766,831) — 97.5%		37,090,548
Other assets in excess of liabilities — 2.5%		948,507

NET ASSETS — 100.0%		$38,039,055

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $449,190, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $47,685 and $428,940, respectively, a total value of $476,625.

(b)	Represents 7-day effective yield as of July 31, 2018.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2018 was $476,625.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
Reg. S	Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Automobiles	$—	$458,398	$—	$458,398
Banks	3,174,942	5,287,192	—	8,462,134
Capital Markets	—	289,030	—	289,030
Chemicals	—	862,324	—	862,324
Construction & Engineering	—	571,247	—	571,247
Construction Materials	—	176,101	—	176,101
Distributors	—	340,911	—	340,911
Diversified Consumer Services	297,298	—	—	297,298
Diversified Financial Services	—	165,951	—	165,951
Diversified Telecommunication Services	—	384,920	—	384,920
Electrical Equipment	—	340,919	—	340,919
Electronic Equipment, Instruments & Components	—	1,104,256	—	1,104,256
Food Products	312,418	711,102	—	1,023,520
Household Durables	—	535,420	—	535,420
Insurance	—	1,021,660	—	1,021,660
Internet Software & Services	2,222,884	1,818,543	—	4,041,427
IT Services	403,600	—	—	403,600
Machinery	—	614,040	—	614,040
Media	—	295,383	—	295,383
Metals & Mining	1,078,520	1,089,981	—	2,168,501
Oil, Gas & Consumable Fuels	1,949,830	1,281,352	—	3,231,182

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Paper & Forest Products	$—	$557,324	$—	$557,324
Pharmaceuticals	—	343,516	—	343,516
Real Estate Management & Development	—	1,012,018	—	1,012,018
Semiconductors & Semiconductor Equipment	1,442,349	510,423	—	1,952,772
Specialty Retail	—	642,523	—	642,523
Technology Hardware, Storage & Peripherals	—	2,106,765	—	2,106,765
Textiles, Apparel & Luxury Goods	—	172,048	—	172,048
Transportation Infrastructure	—	235,851	—	235,851
Water Utilities	—	709,264	—	709,264
Wireless Telecommunication Services	246,300	476,320	—	722,620

Total Common Stocks	$11,128,141	$24,114,782	$—	$35,242,923

Exchange Traded Funds	1,371,000	—	—	1,371,000
Repurchase Agreement	—	428,940	—	428,940
Short-Term Investment	47,685	—	—	47,685

Total	$12,546,826	$24,543,722	$—	$37,090,548

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

July 31, 2018 (Unaudited)

Nationwide Bailard International Equities Fund

Common Stocks 97.1%

	Shares	Value
AUSTRALIA 4.2%
Banks 0.5%
Westpac Banking Corp.	100,000	$2,184,349

Biotechnology 0.7%
CSL Ltd.	22,000	3,209,187

Capital Markets 0.5%
Macquarie Group Ltd.	25,000	2,276,508

Food & Staples Retailing 0.7%
Wesfarmers Ltd.	90,000	3,311,090

Metals & Mining 1.8%
BHP Billiton Ltd.	125,000	3,270,847
Rio Tinto plc	100,000	5,523,764

		8,794,611

		19,775,745

AUSTRIA 0.8%
Banks 0.4%
Raiffeisen Bank International AG	50,000	1,666,667

Oil, Gas & Consumable Fuels 0.4%
OMV AG	40,000	2,261,321

		3,927,988

BRAZIL 1.0%
Diversified Consumer Services 0.2%
Estacio Participacoes SA	130,000	898,809

Metals & Mining 0.5%
Vale SA*	150,000	2,191,671

Oil, Gas & Consumable Fuels 0.3%
Petroleo Brasileiro SA*	250,000	1,461,381

		4,551,861

CANADA 1.5%
Auto Components 0.3%
Magna International, Inc.	20,000	1,218,280

Banks 0.5%
National Bank of Canada	50,000	2,451,089

Oil, Gas & Consumable Fuels 0.4%
Suncor Energy, Inc.	45,000	1,894,992

Paper & Forest Products 0.3%
Canfor Corp.*	60,000	1,315,448

		6,879,809

CHINA 4.5%
Banks 1.3%
Agricultural Bank of China Ltd., Class H	3,000,000	1,451,922
BOC Hong Kong Holdings Ltd.	500,000	2,420,169
China Construction Bank Corp., Class H	2,700,000	2,444,923

		6,317,014

Food Products 0.4%
Tingyi Cayman Islands Holding Corp.	750,000	1,733,561

Internet Software & Services 1.5%
Alibaba Group Holding Ltd., ADR*	7,000	1,310,610
Tencent Holdings Ltd.	120,000	5,455,632

		6,766,242

Machinery 0.4%
Weichai Power Co. Ltd., Class H	1,500,000	1,842,121

Marine 0.1%
SITC International Holdings Co. Ltd.	545,000	528,203

Oil, Gas & Consumable Fuels 0.2%
China Shenhua Energy Co. Ltd., Class H	500,000	1,127,121

Real Estate Management & Development 0.3%
Agile Group Holdings Ltd.	1,000,000	1,535,989

Specialty Retail 0.3%
Zhongsheng Group Holdings Ltd.	600,000	1,366,635

		21,216,886

COLOMBIA 1.4%
Banks 0.8%
Bancolombia SA, ADR	90,000	4,131,900

Oil, Gas & Consumable Fuels 0.6%
Ecopetrol SA, ADR	125,000	2,671,250

		6,803,150

EGYPT 0.9%
Banks 0.9%
Commercial International Bank Egypt SAE (Registered), GDR Reg. S	900,000	4,116,849

FRANCE 6.3%
Aerospace & Defense 0.7%
Thales SA	25,000	3,286,711

Auto Components 1.0%
Faurecia SA	40,000	2,717,193
Valeo SA	45,000	2,209,192

		4,926,385

Automobiles 0.8%
Peugeot SA	125,000	3,593,652

Construction & Engineering 1.4%
Bouygues SA	52,000	2,285,876
Eiffage SA	35,000	3,916,529

		6,202,405

Oil, Gas & Consumable Fuels 0.7%
TOTAL SA	50,000	3,262,373

Personal Products 0.7%
L’Oreal SA	14,000	3,428,531

Pharmaceuticals 0.7%
Sanofi	40,000	3,476,193

Textiles, Apparel & Luxury Goods 0.3%
Kering SA	3,000	1,598,623

		29,774,873

GERMANY 6.8%
Air Freight & Logistics 0.7%
Deutsche Post AG (Registered)	90,000	3,176,609

Automobiles 0.6%
Volkswagen AG (Preference)	15,000	2,670,724

Chemicals 1.2%
BASF SE	20,000	1,921,045
Covestro AG Reg. S(a)	40,000	3,838,863

		5,759,908

Independent Power and Renewable Electricity Producers 1.3%
Uniper SE	200,000	6,242,676

Insurance 0.9%
Allianz SE (Registered)	20,000	4,421,980

IT Services 0.8%
Wirecard AG	20,000	3,735,756

Pharmaceuticals 0.8%
Bayer AG (Registered)	35,000	3,898,539

Textiles, Apparel & Luxury Goods 0.5%
adidas AG	10,000	2,211,166

		32,117,358

HONG KONG 5.6%
Banks 1.4%
Dah Sing Banking Group Ltd.	1,058,800	2,247,097

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Bailard International Equities Fund

Common Stocks (continued)

	Shares	Value
HONG KONG (continued)
Banks (continued)
Hang Seng Bank Ltd.	160,000	$4,353,304

		6,600,401

Capital Markets 0.3%
Haitong International Securities Group Ltd.	3,500,000	1,579,741

Electric Utilities 0.6%
CLP Holdings Ltd.	250,000	2,857,982

Food Products 0.5%
WH Group Ltd. Reg. S(a)	2,800,000	2,246,682

Hotels, Restaurants & Leisure 0.3%
Melco International Development Ltd.	500,000	1,422,532

Industrial Conglomerates 0.7%
CK Hutchison Holdings Ltd.	300,000	3,259,641

Real Estate Management & Development 1.8%
CK Asset Holdings Ltd.	550,000	4,207,048
Kerry Properties Ltd.	809,567	4,107,965
		8,315,013

		26,281,992

ITALY 2.2%
Banks 0.8%
Mediobanca Banca di Credito Finanziario SpA	350,000	3,625,804

Multi-Utilities 0.6%
Iren SpA	1,000,000	2,826,858

Oil, Gas & Consumable Fuels 0.8%
Eni SpA	200,000	3,856,195

		10,308,857

JAPAN 26.3%
Auto Components 0.5%
Bridgestone Corp.	60,000	2,364,585

Automobiles 1.9%
Suzuki Motor Corp.	50,000	2,938,304
Toyota Motor Corp.	100,000	6,553,704

		9,492,008

Banks 1.8%
Aozora Bank Ltd.	30,000	1,121,333
Mizuho Financial Group, Inc.	1,500,000	2,611,069
Resona Holdings, Inc.	300,000	1,708,667
Sumitomo Mitsui Financial Group, Inc.	82,000	3,254,277

		8,695,346

Beverages 0.5%
Kirin Holdings Co. Ltd.	100,000	2,558,057

Building Products 0.6%
AGC, Inc.	30,000	1,257,852
Nichias Corp.	120,000	1,483,842

		2,741,694

Capital Markets 0.9%
SBI Holdings, Inc.	150,000	4,094,460

Chemicals 1.9%
DIC Corp.	30,000	979,475
Mitsui Chemicals, Inc.	80,000	2,150,026
Showa Denko KK	70,000	3,337,091
Teijin Ltd.	150,000	2,797,757

		9,264,349

Construction & Engineering 1.3%
Kajima Corp.	400,000	3,121,772
Obayashi Corp.	300,000	3,133,578

		6,255,350

Diversified Financial Services 0.3%
ORIX Corp.	80,000	1,299,030

Diversified Telecommunication Services 0.8%
Nippon Telegraph & Telephone Corp.	80,000	3,702,140

Electric Utilities 0.5%
Kansai Electric Power Co., Inc. (The)	150,000	2,132,445

Electronic Equipment, Instruments & Components 1.2%
Hitachi Ltd.	800,000	5,590,957

Food & Staples Retailing 1.2%
Seven & i Holdings Co. Ltd.	135,000	5,510,573

Food Products 0.3%
Nippon Suisan Kaisha Ltd.	300,000	1,476,035

Health Care Equipment & Supplies 0.9%
Hoya Corp.	70,000	4,219,205

Health Care Providers & Services 0.5%
Alfresa Holdings Corp.	50,000	1,200,890
Medipal Holdings Corp.	50,000	1,016,463

		2,217,353

Hotels, Restaurants & Leisure 0.5%
Round One Corp.	150,000	2,231,910

Household Durables 1.5%
Haseko Corp.	150,000	1,990,599
Sony Corp.	100,000	5,408,283

		7,398,882

Industrial Conglomerates 1.3%
Toshiba Corp.*	2,000,000	6,141,103

Insurance 0.2%
MS&AD Insurance Group Holdings, Inc.	30,000	917,533

IT Services 0.6%
Itochu Techno-Solutions Corp.	140,000	2,664,616

Oil, Gas & Consumable Fuels 0.8%
JXTG Holdings, Inc.	510,000	3,748,120

Pharmaceuticals 1.0%
Astellas Pharma, Inc.	300,000	4,885,838

Professional Services 0.3%
Meitec Corp.	30,000	1,488,997

Real Estate Management & Development 0.3%
Nomura Real Estate Holdings, Inc.	75,000	1,637,566

Road & Rail 0.5%
Sankyu, Inc.	48,000	2,527,042

Software 0.7%
Nintendo Co. Ltd.	10,000	3,296,601

Specialty Retail 0.5%
Fast Retailing Co. Ltd.	5,000	2,191,989

Technology Hardware, Storage & Peripherals 0.9%
Canon, Inc.	125,000	4,050,848

Trading Companies & Distributors 1.4%
Mitsubishi Corp.	110,000	3,074,058
Sumitomo Corp.	200,000	3,290,288

		6,364,346

Wireless Telecommunication Services 0.7%
NTT DOCOMO, Inc.	120,000	3,088,093

		124,247,071

LUXEMBOURG 0.7%
Metals & Mining 0.7%
ArcelorMittal	100,000	3,201,550

MACAU 0.5%
Hotels, Restaurants & Leisure 0.5%
Wynn Macau Ltd.	770,000	2,276,515

NETHERLANDS 3.7%
Energy Equipment & Services 0.3%
SBM Offshore NV	85,000	1,314,831

Food & Staples Retailing 0.4%
Koninklijke Ahold Delhaize NV	80,000	2,032,772

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Bailard International Equities Fund

Common Stocks (continued)

	Shares	Value
NETHERLANDS (continued)
Health Care Equipment & Supplies 0.5%
Koninklijke Philips NV	50,000	$2,194,958

Insurance 0.8%
NN Group NV	90,000	3,968,540

Oil, Gas & Consumable Fuels 1.7%
Royal Dutch Shell plc, Class B	220,000	7,699,762

		17,210,863

NORWAY 4.0%
Banks 1.1%
DNB ASA	250,000	5,054,617

Diversified Telecommunication Services 0.8%
Telenor ASA	200,000	3,911,256

Energy Equipment & Services 0.4%
Petroleum Geo-Services ASA*	400,000	1,954,712

Food Products 0.7%
Marine Harvest ASA	150,000	3,280,420

Insurance 0.4%
Storebrand ASA	200,000	1,701,865

Metals & Mining 0.6%
Norsk Hydro ASA(b)	500,000	2,849,138

		18,752,008

PERU 1.3%
Banks 1.0%
Credicorp Ltd.	20,000	4,575,400

Metals & Mining 0.3%
Southern Copper Corp.	28,000	1,382,080

		5,957,480

PORTUGAL 1.2%
Electric Utilities 0.4%
EDP - Energias de Portugal SA	500,000	2,040,380

Food & Staples Retailing 0.3%
Jeronimo Martins SGPS SA	100,000	1,488,163

Oil, Gas & Consumable Fuels 0.5%
Galp Energia SGPS SA	100,000	2,056,629

		5,585,172

RUSSIA 1.0%
Banks 0.4%
Sberbank of Russia PJSC, ADR	120,000	1,692,438

Oil, Gas & Consumable Fuels 0.6%
LUKOIL PJSC, ADR	40,000	2,868,766

		4,561,204

SINGAPORE 2.6%
Banks 0.9%
DBS Group Holdings Ltd.	225,000	4,419,302

Electronic Equipment, Instruments & Components 0.7%
Venture Corp. Ltd.	250,000	3,076,847

Hotels, Restaurants & Leisure 0.3%
Genting Singapore Ltd.	1,700,000	1,602,856

Industrial Conglomerates 0.4%
Keppel Corp. Ltd.	350,000	1,770,647

Real Estate Management & Development 0.3%
Yanlord Land Group Ltd.	1,133,606	1,266,540

		12,136,192

SOUTH AFRICA 1.0%
Metals & Mining 1.0%
Anglo American plc(b)	200,000	4,561,191

SWITZERLAND 4.4%
Capital Markets 0.8%
Partners Group Holding AG	5,000	3,798,212

Food Products 0.6%
Nestle SA (Registered)	35,000	2,852,048

Insurance 0.4%
Swiss Life Holding AG (Registered)*	5,000	1,795,749

Machinery 0.4%
VAT Group AG Reg. S* (a)	15,000	1,972,506

Metals & Mining 0.5%
Glencore plc*	500,000	2,202,589

Pharmaceuticals 0.9%
Novartis AG (Registered)	50,000	4,197,052

Technology Hardware, Storage & Peripherals 0.8%
Logitech International SA (Registered)	90,000	3,962,618

		20,780,774

TURKEY 0.6%
Banks 0.2%
Turkiye Is Bankasi A/S, Class C	1,000,000	1,036,295

Construction & Engineering 0.4%
Tekfen Holding A/S	500,000	1,979,408

		3,015,703

UNITED KINGDOM 14.6%
Aerospace & Defense 0.5%
BAE Systems plc	300,000	2,569,483

Automobiles 0.8%
Fiat Chrysler Automobiles NV*	220,000	3,760,770

Beverages 2.6%
Diageo plc	120,000	4,409,889
Fevertree Drinks plc	160,000	7,239,949

		11,649,838

Capital Markets 1.1%
3i Group plc	400,000	4,967,965

Electronic Equipment, Instruments & Components 0.4%
Electrocomponents plc	200,000	1,882,685

Energy Equipment & Services 0.9%
Subsea 7 SA	300,000	4,351,617

Hotels, Restaurants & Leisure 0.5%
InterContinental Hotels Group plc	38,297	2,363,504

Household Durables 0.3%
Persimmon plc	50,000	1,627,409

Insurance 0.5%
Direct Line Insurance Group plc	372,000	1,678,887
Hastings Group Holdings plc Reg. S(a)	250,000	816,358

		2,495,245

Internet & Direct Marketing Retail 0.8%
boohoo Group plc*	1,500,000	3,959,592

Life Sciences Tools & Services 0.4%
Clinigen Group plc	150,000	1,980,685

Paper & Forest Products 1.0%
Mondi plc	175,000	4,820,405

Personal Products 1.0%
Unilever plc	85,000	4,857,211

Pharmaceuticals 1.9%
GlaxoSmithKline plc	400,000	8,299,963

Professional Services 1.3%
Intertek Group plc	30,000	2,316,938
RELX plc	165,000	3,598,051

		5,914,989

Specialty Retail 0.6%
WH Smith plc	120,000	3,030,032

		68,531,393

Total Common Stocks (cost $399,093,541)		456,572,484

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Bailard International Equities Fund

Exchange Traded Fund 1.2%

	Shares	Market Value
UNITED STATES 1.2%
VanEck Vectors Vietnam ETF(b)	331,837	$5,462,037

Total Exchange Traded Fund (cost $6,338,307)		5,462,037

Short-Term Investment 0.0%†

	Principal Amount	Value
Money Market Fund 0.0%†
Money Market Fund 0.0%†
Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.84%(c)(d)	168	168

Total Short-Term Investment (cost $168)		168

Repurchase Agreement 0.0%†

	Principal Amount	Value
BNP Paribas Securities Corp., 1.91%, dated 7/31/2018, due 8/1/2018, repurchase price $1,508, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.75%, maturing 2/15/2019 - 5/15/2024; total market value $1,538.(d)	$1,507	1,507

Total Repurchase Agreement (cost $1,507)		1,507

Total Investments (cost $405,433,523) — 98.3%		462,036,196
Other assets in excess of liabilities — 1.7%		7,876,371

NET ASSETS — 100.0%		$469,912,567

*	Denotes a non-income producing security.
(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at July 31, 2018 was $8,874,409 which represents 1.89% of net assets.

(b)

The security or a portion of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $7,337,872, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $168 and $1,507, respectively, and by $7,622,108 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% - 8.75%, and maturity dates ranging from 9/30/2018 - 2/15/2043; total value of $7,623,783.

(c)	Represents 7-day effective yield as of July 31, 2018.
(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2018 was $1,675.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
Reg. S	Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

Forward foreign currency contracts outstanding as of July 31, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	20,802,243	JPY	2,300,000,000	Brown Brothers Harriman & Co.	10/30/2018	103,145

Net unrealized appreciation						103,145

Currency:

USD	United States Dollar
JPY	Japanese Yen

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Bailard International Equities Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$5,856,194	$—	$5,856,194
Air Freight & Logistics	—	3,176,609	—	3,176,609
Auto Components	1,218,280	7,290,970	—	8,509,250
Automobiles	—	19,517,154	—	19,517,154
Banks	11,158,389	45,409,082	—	56,567,471
Beverages	—	14,207,895	—	14,207,895
Biotechnology	—	3,209,187	—	3,209,187
Building Products	—	2,741,694	—	2,741,694
Capital Markets	—	16,716,886	—	16,716,886
Chemicals	—	15,024,257	—	15,024,257
Construction & Engineering	—	14,437,163	—	14,437,163
Diversified Consumer Services	898,809	—	—	898,809
Diversified Financial Services	—	1,299,030	—	1,299,030
Diversified Telecommunication Services	—	7,613,396	—	7,613,396
Electric Utilities	—	7,030,807	—	7,030,807
Electronic Equipment, Instruments & Components	—	10,550,489	—	10,550,489
Energy Equipment & Services	—	7,621,160	—	7,621,160
Food & Staples Retailing	—	12,342,598	—	12,342,598
Food Products	—	11,588,746	—	11,588,746
Health Care Equipment & Supplies	—	6,414,163	—	6,414,163
Health Care Providers & Services	—	2,217,353	—	2,217,353
Hotels, Restaurants & Leisure	—	9,897,317	—	9,897,317

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Bailard International Equities Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Household Durables	$—	$9,026,291	$—	$9,026,291
Independent Power and Renewable Electricity Producers	—	6,242,676	—	6,242,676
Industrial Conglomerates	—	11,171,391	—	11,171,391
Insurance	—	15,300,912	—	15,300,912
Internet & Direct Marketing Retail	—	3,959,592	—	3,959,592
Internet Software & Services	1,310,610	5,455,632	—	6,766,242
IT Services	—	6,400,372	—	6,400,372
Life Sciences Tools & Services	—	1,980,685	—	1,980,685
Machinery	—	3,814,627	—	3,814,627
Marine	—	528,203	—	528,203
Metals & Mining	3,573,751	21,609,079	—	25,182,830
Multi-Utilities	—	2,826,858	—	2,826,858
Oil, Gas & Consumable Fuels	6,027,623	26,880,287	—	32,907,910
Paper & Forest Products	1,315,448	4,820,405	—	6,135,853
Personal Products	—	8,285,742	—	8,285,742
Pharmaceuticals	—	24,757,585	—	24,757,585
Professional Services	—	7,403,986	—	7,403,986
Real Estate Management & Development	—	12,755,108	—	12,755,108
Road & Rail	—	2,527,042	—	2,527,042
Software	—	3,296,601	—	3,296,601
Specialty Retail	—	6,588,656	—	6,588,656
Technology Hardware, Storage & Peripherals	—	8,013,466	—	8,013,466
Textiles, Apparel & Luxury Goods	—	3,809,789	—	3,809,789
Trading Companies & Distributors	—	6,364,346	—	6,364,346
Wireless Telecommunication Services	—	3,088,093	—	3,088,093

Total Common Stocks	$25,502,910	$431,069,574	$—	$456,572,484

Exchange Traded Fund	5,462,037	—	—	5,462,037
Forward Foreign Currency Contracts	—	103,145	—	103,145
Repurchase Agreement	—	1,507	—	1,507
Short-Term Investment	168	—	—	168

Total	$30,965,115	$431,174,226	$—	$462,139,341

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2018, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2018

Assets:	Statement of Assets & Liabilities	Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$103,145

Total		$103,145

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

July 31, 2018 (Unaudited)

Nationwide Bailard Technology & Science Fund

Common Stocks 99.6%

	Shares	Value
Biotechnology 6.9%
Acceleron Pharma, Inc.*	13,500	$588,060
Alkermes plc*	6,000	263,100
Arena Pharmaceuticals, Inc.*	11,000	424,490
Array BioPharma, Inc.*	28,200	433,998
Biogen, Inc.*	900	300,933
BioMarin Pharmaceutical, Inc.*	5,000	502,800
Bluebird Bio, Inc.*(a)	2,000	309,800
Celgene Corp.*	6,500	585,585
Epizyme, Inc.*	12,000	154,800
Esperion Therapeutics, Inc.*	9,000	404,460
FibroGen, Inc.*	8,000	504,800
Global Blood Therapeutics, Inc.*	7,900	330,220
Incyte Corp.*	4,400	292,776
Ionis Pharmaceuticals, Inc.*	5,800	253,344
Ironwood Pharmaceuticals, Inc.*(a)	28,500	549,480
Kura Oncology, Inc.*	30,000	609,000
MEI Pharma, Inc.*	65,000	246,350
Neurocrine Biosciences, Inc.*	4,900	492,401
Proteostasis Therapeutics, Inc.*(a)	80,000	198,400
Sage Therapeutics, Inc.*	1,700	245,344
Sangamo Therapeutics, Inc.*	31,500	429,975
Spark Therapeutics, Inc.*(a)	4,000	306,880
uniQure NV*	13,000	401,570
Vertex Pharmaceuticals, Inc.*	2,200	385,110
Voyager Therapeutics, Inc.*	22,000	414,920
Xencor, Inc.*	16,000	595,520

		10,224,116

Communications Equipment 3.7%
Cisco Systems, Inc.	129,470	5,475,286

Electronic Equipment, Instruments & Components 7.1%
Flex Ltd.*	155,980	2,177,481
Orbotech Ltd.*	55,400	3,558,896
TE Connectivity Ltd.	20,305	1,899,939
Tech Data Corp.*	35,000	2,919,350

		10,555,666

Household Durables 1.3%
Sony Corp., ADR-JP	35,300	1,906,906

Internet & Direct Marketing Retail 4.1%
Amazon.com, Inc.*	3,415	6,069,958

Internet Software & Services 15.6%
Alphabet, Inc., Class A*	5,950	7,301,959
Alphabet, Inc., Class C*	4,636	5,643,217
Facebook, Inc., Class A*	50,615	8,735,137
LogMeIn, Inc.	12,630	1,023,661
Twilio, Inc., Class A*	9,500	549,955

		23,253,929

IT Services 11.5%
Booz Allen Hamilton Holding Corp.	55,600	2,628,212
Cognizant Technology Solutions Corp., Class A	39,915	3,253,073
DXC Technology Co.	58,000	4,914,920
Euronet Worldwide, Inc.*	35,000	3,217,900
Fiserv, Inc.*	21,200	1,600,176
Visa, Inc., Class A	11,480	1,569,775

		17,184,056

Pharmaceuticals 0.6%
Aerie Pharmaceuticals, Inc.*	6,500	439,075
Dermira, Inc.*	45,000	438,300

		877,375

Semiconductors & Semiconductor Equipment 14.0%
Broadcom, Inc.	11,016	2,443,018
KLA-Tencor Corp.	13,490	1,583,996
Lam Research Corp.	20,990	4,001,534
Maxim Integrated Products, Inc.	59,035	3,609,400
Micron Technology, Inc.*	13,800	728,502
NVIDIA Corp.	14,200	3,477,012
QUALCOMM, Inc.	14,655	939,239
Texas Instruments, Inc.	36,300	4,040,916

		20,823,617

Software 22.5%
Activision Blizzard, Inc.	50,000	3,671,000
Adobe Systems, Inc.*	21,450	5,248,386
Electronic Arts, Inc.*	18,900	2,433,375
HubSpot, Inc.*	25,500	3,164,550
Microsoft Corp.	84,100	8,921,328
Qualys, Inc.*	33,600	2,926,560
RingCentral, Inc., Class A*	47,700	3,517,875
Splunk, Inc.*	17,300	1,662,530
Varonis Systems, Inc.*	31,000	1,853,025

		33,398,629

Technology Hardware, Storage & Peripherals 12.3%
Apple, Inc.	32,895	6,259,589
HP, Inc.	187,110	4,318,499
NCR Corp.*	49,000	1,368,080
NetApp, Inc.	81,000	6,279,120

		18,225,288

Total Common Stocks (cost $66,737,265)		147,994,826

Short-Term Investment 0.1%

	Shares	Value
Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.84%(b)(c)	75,962	75,962

Total Short-Term Investment (cost $75,962)		75,962

Repurchase Agreement 0.5%

	Principal Amount	Value
BNP Paribas Securities Corp., 1.91%, dated 7/31/2018, due 8/1/2018, repurchase price $683,340, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.75%, maturing 2/15/2019 - 5/15/2024; total market value $696,970.(c)	$683,304	683,304

Total Repurchase Agreement (cost $683,304)		683,304

Total Investments (cost $67,496,531) — 100.2%		148,754,092
Liabilities in excess of other assets — (0.2)%		(366,339)

NET ASSETS — 100.0%		$148,387,753

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Bailard Technology & Science Fund

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $753,079, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $75,962 and $683,304, respectively, a total value of $759,266.

(b)	Represents 7-day effective yield as of July 31, 2018.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2018 was $759,266.

ADR	American Depositary Receipt
JP	Japan

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Bailard Technology & Science Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$147,994,826	$—	$—	$147,994,826
Repurchase Agreement	—	683,304	—	683,304
Short-Term Investment	75,962	—	—	75,962

Total	$148,070,788	$683,304	$—	$148,754,092

Amounts	designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers	between levels are recognized as of the beginning of the reporting period.

During	the period ended July 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2018 (Unaudited)

Nationwide Bond Fund

Asset-Backed Securities 19.8%

	Principal Amount	Value
Airlines 4.0%
Air Canada Pass-Through Trust, Series 2015-1, Class B, 3.88%, 3/15/2023(a)	$3,265,292	$3,203,251
American Airlines Pass-Through Trust Series 2013-2, Class B, 5.60%, 7/15/2020(a)	669,447	680,325
Series 2015-2, Class B, 4.40%, 9/22/2023	3,937,983	3,942,906
Series 2016-3, Class B, 3.75%, 10/15/2025	955,808	921,088
British Airways Pass-Through Trust, Series 2013-1, Class B, 5.63%, 6/20/2020(a)	350,432	355,688
Continental Airlines Pass-Through Trust, Series 2007-1, Class B, 6.90%, 4/19/2022	269,192	278,291
Spirit Airlines Pass-Through Trust, Series 2015-1A, Class A, 4.10%, 4/1/2028	1,727,843	1,738,124
United Airlines Pass-Through Trust Series 2014-1, Class B, 4.75%, 4/11/2022	2,844,761	2,866,097
Series 2016-1, Class B, 3.65%, 1/7/2026	1,435,764	1,370,497

		15,356,267

Automobiles 5.0%
Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 2.15%, 4/15/2024(a)	4,000,000	3,974,686
NextGear Floorplan Master Owner Trust, Series 2016-2A, Class A2, 2.19%, 9/15/2021(a)	10,000,000	9,908,772
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A, 3.43%, 12/16/2024(a)	3,000,000	3,000,069
United Auto Credit Securitization Trust, Series 2018-2, Class A, 2.89%, 3/10/2021(a)(b)	2,214,286	2,214,253

		19,097,780

Home Equity 3.1%
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M2, 2.55%, 8/25/2035(c)	8,095,221	8,096,417
Park Place Securities, Inc., Series 2005-WCH1, Class M4, 3.31%, 1/25/2036(c)	1,029,000	1,033,637
Soundview Home Loan Trust, Series 2006-WF2, Class M1, 2.28%, 12/25/2036(c)	3,000,000	2,973,639
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-6XS, Class A6, 5.13%, 3/25/2034(d)	4,687	4,705

		12,108,398

Other 7.7%
American Homes 4 Rent Trust, Series 2014-SFR3, Class A, 3.68%, 12/17/2036(a)	915,225	914,711
Cedar Funding II CLO Ltd., Series 2013-1A, Class BR, 4.08%, 6/9/2030(a)(c)	3,000,000	3,000,726
CVS Pass-Through Trust, 6.94%, 1/10/2030	1,746,643	1,945,166
Golden Bear LLC, Series 2016-1A, Class A, 3.75%, 9/20/2047(a)	2,426,233	2,364,856
Goodgreen Trust, Series 2017-1A, Class A, 3.74%, 10/15/2052(a)	247,458	246,418
HERO Funding Trust Series 2015-2A, Class A, 3.99%, 9/20/2040(a)	427,885	435,009
Series 2015-1A, Class A, 3.84%, 9/21/2040(a)	1,854,483	1,897,260
Invitation Homes Trust, Series 2018-SFR3, Class A, 3.07%, 7/17/2037(a)(c)	1,999,154	1,996,681
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class A, 3.59%, 4/19/2030(a)(c)	2,000,000	2,002,404
Ocwen Master Advance Receivables Trust, Series 2016-T2, Class AT2, 2.72%, 8/16/2049(a)(b)(e)	8,150,000	8,109,250
Renew, Series 2018-1, Class A, 3.95%, 9/20/2053(a)	2,563,953	2,573,460
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T2, Class AT2, 2.75%, 11/15/2049(a)	4,200,000	4,168,434

		29,654,375

Total Asset-Backed Securities (cost $76,083,852)		76,216,820

Collateralized Mortgage Obligations 3.8%

	Principal Amount	Value
Alternative Loan Trust, Series 2007-2CB, Class 2A14, 5.75%, 3/25/2037	340,821	291,364
American Home Mortgage Investment Trust, Series 2004-3, Class 6A1, 5.32%, 10/25/2034(d)	39,112	39,524
Chase Mortgage Trust, Series 2016-2, Class M2, 3.75%, 12/25/2045(a)(c)	6,960,345	6,832,526
CHL Mortgage Pass-Through Trust, Series 2005-15, Class A7, 5.50%, 8/25/2035	95,969	86,496
Citigroup Mortgage Loan Trust, Series 2015-RP2, Class A1, 3.50%, 1/25/2053(a)(c)	1,694,310	1,689,553
FNMA REMICS Series 2003-33, Class LB, 5.50%, 5/25/2023	419,774	435,543
Series 2009-42, Class AP, 4.50%, 3/25/2039	149,522	151,634
MASTR Alternative Loan Trust, Series 2005-6, Class 1A5, 5.50%, 12/25/2035	283,187	270,238
New Residential Mortgage Loan Trust Series 2016-3A, Class A1, 3.75%, 9/25/2056(a)(c)	1,998,750	1,998,627
Series 2018-2A, Class A1, 4.50%, 2/25/2058(a)(c)	2,066,006	2,102,087

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Bond Fund

Collateralized Mortgage Obligations (continued)

	Principal Amount	Value
New Residential Mortgage Loan Trust (continued)
Sequoia Mortgage Trust, Series 2017-CH1, Class A2, 3.50%, 8/25/2047(a)(c)	$995,030	$984,676

Total Collateralized Mortgage Obligations (cost $15,312,202)		14,882,268

Commercial Mortgage-Backed Securities 3.7%

	Principal Amount	Value
Aventura Mall Trust, Series 2013-AVM, Class A, 3.74%, 12/5/2032(a)(c)	2,390,000	2,424,364
BBCMS Mortgage Trust, Series 2016-ETC, Class C, 3.39%, 8/14/2036(a)	6,300,000	5,857,954
COMM Mortgage Trust, Series 2014-TWC, Class B, 3.70%, 2/13/2032(a)(c)	1,000,000	1,000,791
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/2034(a)	4,980,000	4,933,963

Total Commercial Mortgage-Backed Securities (cost $15,043,060)		14,217,072

Corporate Bonds 49.6%

	Principal Amount	Value
Aerospace & Defense 0.6%
Huntington Ingalls Industries, Inc., 3.48%, 12/1/2027	1,250,000	1,191,838
Lockheed Martin Corp., 3.55%, 1/15/2026	1,250,000	1,240,000

		2,431,838

Automobiles 0.8%
Hyundai Capital America, 2.60%, 3/19/2020(a)	2,000,000	1,968,556
3.00%, 10/30/2020(a)	1,000,000	984,936

		2,953,492

Banks 7.0%
Bank of America Corp., 4.20%, 8/26/2024	1,000,000	1,004,684
4.00%, 1/22/2025	1,000,000	987,383
Series L, 3.95%, 4/21/2025	1,750,000	1,717,529
(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 1/20/2028(f)	2,000,000	1,945,390
Citigroup, Inc., 4.45%, 9/29/2027	2,000,000	1,977,290
4.75%, 5/18/2046	1,000,000	983,403
Citizens Financial Group, Inc., 3.75%, 7/1/2024	1,500,000	1,439,541
4.35%, 8/1/2025	2,000,000	1,958,036
Cooperatieve Rabobank UA, 3.38%, 5/21/2025	1,000,000	974,965
5.75%, 12/1/2043	600,000	679,745
HSBC Holdings plc, 4.38%, 11/23/2026	2,000,000	1,983,118
Huntington Bancshares, Inc., 7.00%, 12/15/2020	500,000	537,926
ING Groep NV, 3.95%, 3/29/2027	2,000,000	1,967,780
JPMorgan Chase & Co., Series I, (ICE LIBOR USD 3 Month + 3.47%), 5.81%, 10/30/2018(f)(g)	1,000,000	1,004,400
3.88%, 9/10/2024	500,000	495,103
4.95%, 6/1/2045	1,500,000	1,576,945
UBS Group Funding Switzerland AG, 2.65%, 2/1/2022(a)	6,000,000	5,795,181

		27,028,419

Beverages 0.5%
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/2026	1,000,000	981,727
4.90%, 2/1/2046	1,000,000	1,043,588

		2,025,315

Biotechnology 0.9%
AbbVie, Inc., 2.90%, 11/6/2022	1,000,000	973,897
3.60%, 5/14/2025	1,000,000	975,410
3.20%, 5/14/2026	1,000,000	938,743
Celgene Corp., 4.63%, 5/15/2044	650,000	621,747

		3,509,797

Capital Markets 1.1%
FMR LLC, 5.35%, 11/15/2021(a)	785,000	827,767
4.95%, 2/1/2033(a)	1,000,000	1,069,278
Morgan Stanley, 3.95%, 4/23/2027	1,000,000	963,075
S&P Global, Inc., 4.50%, 5/15/2048	1,250,000	1,259,290

		4,119,410

Chemicals 1.0%
Ashland LLC, 4.75%, 8/15/2022	1,000,000	1,006,250
Cytec Industries, Inc., 3.95%, 5/1/2025	600,000	587,253
Nutrien Ltd., 5.25%, 1/15/2045	1,250,000	1,299,952
Solvay Finance America LLC, 3.40%, 12/3/2020(a)	1,000,000	1,000,739

		3,894,194

Commercial Services & Supplies 0.3%
Aramark Services, Inc., 5.00%, 2/1/2028(a)	1,100,000	1,061,170

Consumer Finance 1.3%
Ford Motor Credit Co. LLC, 3.16%, 8/4/2020	2,000,000	1,984,549
3.10%, 5/4/2023	2,000,000	1,895,700
3.81%, 1/9/2024	1,250,000	1,210,542

		5,090,791

Containers & Packaging 0.2%
Ball Corp., 4.88%, 3/15/2026	750,000	747,187

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Diversified Financial Services 1.6%
HERO Funding Trust, Series 2015-3, Class A, 4.28%, 9/20/2041	$1,706,398	$1,745,952
High Street Funding Trust II, 4.68%, 2/15/2048(a)	1,250,000	1,243,750
Shell International Finance BV, 4.38%, 5/11/2045	2,000,000	2,094,237
Siemens Financieringsmaatschappij NV, 3.25%, 5/27/2025(a)	1,000,000	973,045

		6,056,984

Diversified Telecommunication Services 2.3%
AT&T, Inc., 3.40%, 5/15/2025	500,000	474,905
4.10%, 2/15/2028(a)	1,500,000	1,445,587
4.30%, 2/15/2030(a)	2,081,000	1,989,874
CCO Holdings LLC, 5.75%, 2/15/2026(a)	600,000	596,250
5.13%, 5/1/2027(a)	2,000,000	1,909,380
Verizon Communications, Inc., 3.50%, 11/1/2024	2,500,000	2,449,593

		8,865,589

Electric Utilities 3.3%
Appalachian Power Co., 3.40%, 6/1/2025	1,000,000	975,268
Entergy Arkansas, Inc., 4.00%, 6/1/2028	2,750,000	2,748,604
Indiana Michigan Power Co., 3.85%, 5/15/2028	1,250,000	1,256,571
ITC Holdings Corp., 3.65%, 6/15/2024	3,000,000	2,942,293
PPL Capital Funding, Inc., 3.10%, 5/15/2026	2,000,000	1,858,360
Public Service Co. of Colorado, 2.90%, 5/15/2025	3,000,000	2,861,468

		12,642,564

Electrical Equipment 0.4%
Eaton Corp., 8.88%, 6/15/2019	1,000,000	1,045,464
Sensata Technologies BV, 5.00%, 10/1/2025(a)	315,000	315,000

		1,360,464

Energy Equipment & Services 1.1%
Helmerich & Payne International Drilling Co., 4.65%, 3/15/2025	1,750,000	1,793,069
Schlumberger Holdings Corp., 4.00%, 12/21/2025(a)	1,250,000	1,251,136
Transocean, Inc., 8.37%, 12/15/2021	1,000,000	1,070,000

		4,114,205

Equity Real Estate Investment Trusts (REITs) 2.1%
Kite Realty Group LP, 4.00%, 10/1/2026	1,250,000	1,130,580
Liberty Property LP, 3.38%, 6/15/2023	1,000,000	976,712
3.75%, 4/1/2025	2,000,000	1,948,595
Piedmont Operating Partnership LP, 3.40%, 6/1/2023	1,500,000	1,440,725
4.45%, 3/15/2024	2,500,000	2,509,007

		8,005,619

Food & Staples Retailing 0.2%
CVS Pass-Through Trust, 7.51%, 1/10/2032(a)	781,736	906,063

Food Products 1.0%
Grupo Bimbo SAB de CV, 3.88%, 6/27/2024(a)	1,000,000	989,268
McCormick & Co., Inc., 3.15%, 8/15/2024	1,500,000	1,439,468
3.40%, 8/15/2027	1,500,000	1,428,345

		3,857,081

Health Care Providers & Services 0.3%
CVS Health Corp., 4.30%, 3/25/2028	1,000,000	997,026

Household Durables 0.9%
Newell Brands, Inc., 5.00%, 11/15/2023	560,000	569,071
4.20%, 4/1/2026	3,000,000	2,893,665

		3,462,736

Industrial Conglomerates 0.1%
General Electric Co., 4.65%, 10/17/2021	358,000	372,064

Insurance 2.7%
Five Corners Funding Trust, 4.42%, 11/15/2023(a)	1,250,000	1,285,663
Liberty Mutual Group, Inc., 4.95%, 5/1/2022(a)	850,000	884,003
Metropolitan Life Global Funding I, 3.45%, 12/18/2026(a)	3,000,000	2,916,251
Nuveen Finance LLC, 4.13%, 11/1/2024(a)	4,405,000	4,348,806
Oil Insurance Ltd., (ICE LIBOR USD 3 Month + 2.98%), 5.32%, 9/4/2018(a)(f)(g)	1,000,000	957,783

		10,392,506

Internet & Direct Marketing Retail 0.6%
Amazon.com, Inc., 2.80%, 8/22/2024	2,500,000	2,415,108

Media 1.9%
21st Century Fox America, Inc., 3.70%, 10/15/2025	1,000,000	989,594
CBS Corp., 3.50%, 1/15/2025	500,000	477,268
Charter Communications Operating LLC, 4.91%, 7/23/2025	1,500,000	1,526,048
Comcast Corp., 3.38%, 8/15/2025	3,000,000	2,904,829
Discovery Communications LLC, 4.90%, 3/11/2026(h)	1,500,000	1,548,528

		7,446,267

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Metals & Mining 0.1%
Compass Minerals International, Inc., 4.88%, 7/15/2024(a)	$500,000	$462,500

Multi-Utilities 2.1%
Black Hills Corp., 3.95%, 1/15/2026	1,750,000	1,720,764
3.15%, 1/15/2027	1,000,000	919,043
Southern Co. Gas Capital Corp., 3.88%, 11/15/2025	1,250,000	1,219,651
3.25%, 6/15/2026	2,000,000	1,891,044
WEC Energy Group, Inc., 3.55%, 6/15/2025	2,500,000	2,467,115

		8,217,617

Oil, Gas & Consumable Fuels 8.1%
Anadarko Petroleum Corp., 5.55%, 3/15/2026	1,500,000	1,619,961
6.60%, 3/15/2046	1,000,000	1,231,948
Baytex Energy Corp., 5.13%, 6/1/2021(a)	200,000	193,500
BP Capital Markets plc, 3.51%, 3/17/2025	2,500,000	2,473,773
Canadian Natural Resources Ltd., 2.95%, 1/15/2023	1,000,000	966,281
3.85%, 6/1/2027	1,000,000	975,415
Continental Resources, Inc., 4.50%, 4/15/2023	2,103,125	2,139,768
3.80%, 6/1/2024	1,000,000	982,317
Enbridge Energy Partners LP, 7.38%, 10/15/2045	625,000	813,614
Energy Transfer Equity LP, 5.50%, 6/1/2027	1,000,000	1,025,000
Energy Transfer Partners LP, 4.20%, 4/15/2027	4,000,000	3,879,120
Enterprise Products Operating LLC, 3.70%, 2/15/2026	1,000,000	985,901
Kinder Morgan, Inc., 4.30%, 3/1/2028	1,250,000	1,240,075
5.05%, 2/15/2046	700,000	692,816
Marathon Oil Corp., 3.85%, 6/1/2025	3,000,000	2,944,102
MPLX LP, 4.88%, 12/1/2024	1,000,000	1,035,825
4.00%, 3/15/2028	1,500,000	1,451,735
Petroleos Mexicanos, 6.35%, 2/12/2048(a)	1,391,000	1,236,251
Sabine Pass Liquefaction LLC, 5.63%, 3/1/2025	2,000,000	2,144,048
4.20%, 3/15/2028	500,000	489,975
Williams Partners LP, 3.75%, 6/15/2027	1,000,000	963,827
4.85%, 3/1/2048	1,000,000	982,385
WPX Energy, Inc., 6.00%, 1/15/2022	55,000	57,063
5.75%, 6/1/2026	600,000	601,500

		31,126,200

Pharmaceuticals 1.7%
Allergan Funding SCS, 3.85%, 6/15/2024	500,000	493,582
3.80%, 3/15/2025	1,500,000	1,471,728
Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/2026	2,000,000	1,848,199
Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/2023	1,500,000	1,355,573
3.15%, 10/1/2026	1,500,000	1,274,793

		6,443,875

Road & Rail 0.6%
Burlington Northern Santa Fe LLC, 3.00%, 4/1/2025	1,000,000	964,293
4.90%, 4/1/2044	250,000	277,262
4.15%, 4/1/2045	1,000,000	999,659

		2,241,214

Semiconductors & Semiconductor Equipment 1.5%
Intel Corp., 2.60%, 5/19/2026	2,000,000	1,874,499
QUALCOMM, Inc., 2.60%, 1/30/2023	4,000,000	3,821,265

		5,695,764

Software 0.9%
Microsoft Corp., 3.30%, 2/6/2027	3,000,000	2,962,821
Open Text Corp., 5.63%, 1/15/2023(a)	500,000	511,875

		3,474,696

Technology Hardware, Storage & Peripherals 0.9%
Apple, Inc., 3.00%, 2/9/2024	1,750,000	1,721,863
2.45%, 8/4/2026	1,000,000	923,230
Digital Equipment Corp., 7.75%, 4/1/2023	825,000	900,546

		3,545,639

Thrifts & Mortgage Finance 1.0%
BPCE SA, 5.70%, 10/22/2023(a)	3,000,000	3,138,066
4.88%, 4/1/2026(a)	750,000	753,672

		3,891,738

Tobacco 0.5%
Reynolds American, Inc., 4.45%, 6/12/2025	2,000,000	2,031,704

Total Corporate Bonds (cost $194,937,863)		190,886,836

Mortgage-Backed Securities 8.8%

	Principal Amount	Value
FNMA Pool
Pool# 386905 5.00%, 4/1/2019	717,613	724,515
Pool# AM7838 3.56%, 2/1/2035	2,359,120	2,328,306
Pool# AM9070 3.77%, 8/1/2045	2,995,000	2,946,244
Pool# BC0180 4.00%, 1/1/2046	2,747,818	2,793,071

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Bond Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# BC9003 3.00%, 11/1/2046	$347,988	$335,900
Pool# AS8483 3.00%, 12/1/2046	278,495	268,820
Pool# MA2863 3.00%, 1/1/2047	2,858,320	2,759,028
Pool# AS8810 3.50%, 2/1/2047	11,147,290	11,075,774
Pool# BM2003 4.00%, 10/1/2047	2,768,001	2,812,910
Pool# BM3355 3.50%, 2/1/2048	7,770,156	7,714,882

Total Mortgage-Backed Securities (cost $35,165,782)		33,759,450

Municipal Bonds 0.4%

	Principal Amount	Value
California 0.2%
Northern California Power Agency, RB, Series B, 7.31%, 6/1/2040	500,000	654,495

District of Columbia 0.2%
Metropolitan Washington Airports Authority, RB, Series D, 7.46%, 10/1/2046	600,000	869,622

Total Municipal Bonds (cost $1,339,537)		1,524,117

U.S. Treasury Obligations 14.2%

	Principal Amount	Value
U.S. Treasury Notes 1.25%, 12/15/2018	6,000,000	5,980,238
3.13%, 5/15/2019	7,500,000	7,543,066
3.63%, 8/15/2019	4,000,000	4,045,469
1.13%, 3/31/2020	3,000,000	2,926,523
1.63%, 10/15/2020	4,000,000	3,907,812
2.00%, 8/31/2021	5,000,000	4,885,547
2.00%, 10/31/2022	14,000,000	13,537,891
2.25%, 10/31/2024	3,000,000	2,887,383
2.75%, 2/28/2025	3,500,000	3,465,137
2.88%, 5/31/2025	5,500,000	5,483,027

Total U.S. Treasury Obligations (cost $55,416,179)		54,662,093

Short-Term Investment 0.0%†

	Shares	Value
Money Market Fund 0.0%†
Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.84%(i)(j)	13,842	13,842

Total Short-Term Investment (cost $13,842)		13,842

Repurchase Agreement 0.0%†

	Principal Amount	Value
BNP Paribas Securities Corp. 1.91%, dated 7/31/2018, due 8/1/2018, repurchase price $124,517, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.75%, maturing 2/15/2019 - 5/15/2024; total market value $127,001.(j)	$124,511	124,511

Total Repurchase Agreement (cost $124,511)		124,511

Total Investments (cost $393,436,828) — 100.3%		386,287,009
Liabilities in excess of other assets — (0.3)%		(1,260,775)

NET ASSETS — 100.0%		$385,026,234

(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at July 31, 2018 was $119,886,144 which represents 31.14% of net assets.

(b)	Fair valued security.
(c)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2018.

(d)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at July 31, 2018.
(e)	Value determined using significant unobservable inputs.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of July 31, 2018.
(g)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2018. The maturity date reflects the next call date.
(h)

The security or a portion of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $133,173, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $13,842 and $124,511, respectively, a total value of $138,353.

(i)	Represents 7-day effective yield as of July 31, 2018.
(j)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2018 was $138,353.
†	Amount rounds to less than 0.1%.

CLO	Collateralized Loan Obligations
FNMA	Federal National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Bond Fund

Futures contracts outstanding as of July 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury Long Bond	274	9/2018	USD	39,173,438	(407,583)

					(407,583)

Short Contracts
U.S. Treasury 10 Year Note	(556)	9/2018	USD	(66,398,563)	541,550

					541,550

					133,967

At July 31, 2018, the Fund had $233,216 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2 (a)	Level 3 (a)	Total
Assets:
Asset-Backed Securities
Airlines	$—	$15,356,267	$—	$15,356,267
Automobiles	—	19,097,780	—	19,097,780
Home Equity	—	12,108,398	—	12,108,398
Other	—	21,545,125	8,109,250	29,654,375

Total Asset-Backed Securities	$—	$68,107,570	$8,109,250	$76,216,820

Collateralized Mortgage Obligations	$—	$14,882,268	$—	$14,882,268
Commercial Mortgage-Backed Securities	—	14,217,072	—	14,217,072
Corporate Bonds	—	190,886,836	—	190,886,836
Futures Contracts	541,550	—	—	541,550
Mortgage-Backed Securities	—	33,759,450	—	33,759,450
Municipal Bonds	—	1,524,117	—	1,524,117
Repurchase Agreement	—	124,511	—	124,511
Short-Term Investment	13,842	—	—	13,842
U.S. Treasury Obligations	—	54,662,093	—	54,662,093

Total Assets	$555,392	$378,163,917	$8,109,250	$386,828,559

Liabilities:
Futures Contracts	$(407,583)	$—	$—	$(407,583)

Total Liabilities	$(407,583)	$—	$—	$(407,583)

Total	$147,809	$378,163,917	$8,109,250	$386,420,976

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

(a)

During the period ended July 31, 2018, there was a transfer of an asset-backed security from Level 2 to Level 3. The market value at the time of the transfer was $8,129,625. The investment was previously valued using the last quoted sales price from the local exchange on which it traded and applying a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification. During the period, the FVC determined a fair value for the holding, resulting in a Level 3 classification.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Bond Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Asset-Backed Securities	Total
Balance as of 10/31/2017	$—	$—
Accrued Accretion/(Amortization)	—	—
Realized Gains (Losses)	—	—
Change in Unrealized Appreciation/Depreciation	(20,375)	(20,375)
Purchases	—	—
Sales	—	—
Transfers Into Level 3	8,129,625	8,129,625
Transfers Out of Level 3	—	—

Balance as of 7/31/2018	$8,109,250	$8,109,250

Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 7/31/2018	$(20,375)	$(20,375)

Amounts designated as “—” are zero or have been rounded to zero.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to and/ or hedge against changes in the interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2018

Assets:		Fair Value
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$541,550

Total		$541,550

Liabilities:		Fair Value
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$(407,583)

Total		$(407,583)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

July 31, 2018 (Unaudited)

Nationwide Bond Index Fund

Asset-Backed Securities 0.4%

	Principal Amount	Value
Airlines 0.0%†
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 1/15/2023	$166,600	$171,275
United Airlines Pass-Through Trust, Series 2013-1, Class A, 4.30%, 8/15/2025	200,622	203,390

		374,665

Credit Card 0.4%
Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 9/16/2024	625,000	601,117
Citibank Credit Card Issuance Trust Series 2016-A1, Class A1, 1.75%, 11/19/2021	1,500,000	1,478,785
Series 2017-A3, Class A3, 1.92%, 4/7/2022	1,000,000	983,077

		3,062,979

Total Asset-Backed Securities (cost $3,474,032)		3,437,644

Commercial Mortgage-Backed Securities 2.3%

	Principal Amount	Value
BBCMS Mortgage Trust, Series 2017-C1, Class A4, 3.67%, 2/15/2050	450,000	443,569
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class A4, 3.57%, 6/15/2050	850,000	830,433
Citigroup Commercial Mortgage Trust Series 2013-GC17, Class A4, 4.13%, 11/10/2046	650,000	670,518
Series 2014-GC25, Class A4, 3.64%, 10/10/2047	500,000	501,048
COMM Mortgage Trust Series 2013-CR12, Class A4, 4.05%, 10/10/2046	300,000	307,228
Series 2014-CR16, Class A4, 4.05%, 4/10/2047	750,000	768,452
FHLMC Multifamily Structured Pass-Through Certificates REMICS Series K003, Class A5, 5.09%, 3/25/2019	100,000	100,789
Series K713, Class A2, 2.31%, 3/25/2020	492,063	487,835
Series K020, Class A2, 2.37%, 5/25/2022	600,000	584,478
Series K026, Class A2, 2.51%, 11/25/2022	200,000	195,087
Series K031, Class A2, 3.30%, 4/25/2023(a)	100,000	100,498
Series K033, Class A2, 3.06%, 7/25/2023(a)	100,000	99,409
Series K038, Class A1, 2.60%, 10/25/2023	136,648	134,735
Series K037, Class A2, 3.49%, 1/25/2024	200,000	202,655
Series K038, Class A2, 3.39%, 3/25/2024	800,000	806,599
Series K066, Class A2, 3.12%, 6/25/2027	750,000	729,992
FNMA ACES REMICS Series 2014-M6, Class A2, 2.68%, 5/25/2021(a)	132,082	130,520
Series 2014-M2, Class ASV2, 2.78%, 6/25/2021(a)	315,061	312,488
GS Mortgage Securities Corp. II, Series 2015-GC30, Class A4, 3.38%, 5/10/2050	750,000	737,633
GS Mortgage Securities Trust, Series 2015-GC28, Class A2, 2.90%, 2/10/2048	1,000,000	997,604
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3, 4.17%, 8/15/2046	465,133	473,991
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5, 3.45%, 9/15/2050	750,000	730,007
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4, 2.92%, 2/15/2046	1,300,000	1,274,369
Series 2013-C10, Class ASB, 3.91%, 7/15/2046(a)	1,333,534	1,354,776
Series 2013-C10, Class A5, 4.08%, 7/15/2046(a)	250,000	257,314
Series 2014-C17, Class A5, 3.74%, 8/15/2047	1,500,000	1,506,008
Morgan Stanley Capital I Trust Series 2016-UBS9, Class A4, 3.59%, 3/15/2049	900,000	891,324
Series 2017-H1, Class A5, 3.53%, 6/15/2050	750,000	733,556
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.79%, 9/15/2048	1,700,000	1,709,118
WFRBS Commercial Mortgage Trust Series 2013-C11, Class A4, 3.04%, 3/15/2045	500,000	492,944
Series 2012-C7, Class A2, 3.43%, 6/15/2045	300,000	300,339

Total Commercial Mortgage-Backed Securities (cost $19,642,955)		18,865,316

Corporate Bonds 26.2%

	Principal Amount	Value
Aerospace & Defense 0.4%
Boeing Co. (The), 4.88%, 2/15/2020	200,000	206,269
3.30%, 3/1/2035	65,000	60,007
General Dynamics Corp., 3.88%, 7/15/2021	150,000	152,523
Harris Corp., 3.83%, 4/27/2025	250,000	245,280
4.85%, 4/27/2035	55,000	56,620
L3 Technologies, Inc., 4.95%, 2/15/2021	250,000	258,645
Lockheed Martin Corp., 3.55%, 1/15/2026	500,000	496,000
3.60%, 3/1/2035	55,000	51,969
4.07%, 12/15/2042	191,000	187,567
Northrop Grumman Corp., 4.75%, 6/1/2043	250,000	261,807
Raytheon Co., 3.13%, 10/15/2020	250,000	250,642
3.15%, 12/15/2024	75,000	73,795
Rockwell Collins, Inc., 3.50%, 3/15/2027	500,000	479,955
Textron, Inc., 4.30%, 3/1/2024	250,000	254,298

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Aerospace & Defense (continued)
United Technologies Corp., 6.13%, 7/15/2038	$150,000	$175,246
4.50%, 6/1/2042	250,000	251,172
4.05%, 5/4/2047	100,000	94,744

		3,556,539

Air Freight & Logistics 0.1%
FedEx Corp., 3.25%, 4/1/2026	45,000	43,411
3.30%, 3/15/2027	70,000	66,872
3.88%, 8/1/2042	50,000	45,672
4.55%, 4/1/2046	250,000	247,534
United Parcel Service of America, Inc., 8.38%, 4/1/2020	82,000	89,029
United Parcel Service, Inc., 6.20%, 1/15/2038	205,000	256,644

		749,162

Auto Components 0.0%†
BorgWarner, Inc., 3.38%, 3/15/2025	70,000	67,662
Delphi Corp., 4.15%, 3/15/2024	150,000	150,009

		217,671

Automobiles 0.1%
Ford Motor Co., 7.45%, 7/16/2031	350,000	406,157
General Motors Co., 4.20%, 10/1/2027	250,000	239,770
5.20%, 4/1/2045	250,000	234,218

		880,145

Banks 4.8%
Banco Santander SA, 4.25%, 4/11/2027	200,000	194,247
Bank of America Corp., (ICE LIBOR USD 3 Month + 0.37%), 2.74%, 1/23/2022(b)	250,000	245,607
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023(b)	500,000	490,647
(ICE LIBOR USD 3 Month + 0.93%), 2.82%, 7/21/2023(b)	500,000	483,420
4.10%, 7/24/2023	250,000	254,568
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023(b)	271,000	263,017
3.88%, 8/1/2025	250,000	249,315
4.45%, 3/3/2026	55,000	55,209
3.50%, 4/19/2026	145,000	140,457
4.25%, 10/22/2026	145,000	143,697
3.25%, 10/21/2027	250,000	232,994
Series L, 4.18%, 11/25/2027	500,000	489,106
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028(b)	281,000	264,260
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029(b)	250,000	245,140
5.88%, 2/7/2042	250,000	300,785
(ICE LIBOR USD 3 Month + 1.99%), 4.44%, 1/20/2048(b)	250,000	250,528
Bank of Nova Scotia (The), 2.15%, 7/14/2020	1,000,000	980,812
Barclays Bank plc, 5.14%, 10/14/2020	250,000	256,161
Barclays plc, 2.75%, 11/8/2019	500,000	496,733
3.65%, 3/16/2025	200,000	189,026
4.34%, 1/10/2028	250,000	239,584
(ICE LIBOR USD 3 Month + 1.90%), 4.97%, 5/16/2029(b)	250,000	250,878
BB&T Corp., 2.45%, 1/15/2020	300,000	297,309
2.75%, 4/1/2022	250,000	244,544
2.85%, 10/26/2024	250,000	238,410
BNP Paribas SA, 4.25%, 10/15/2024	250,000	247,700
Capital One NA, 2.40%, 9/5/2019	250,000	248,340
Citigroup, Inc., 2.45%, 1/10/2020	250,000	247,619
2.65%, 10/26/2020	250,000	246,597
3.88%, 10/25/2023	100,000	100,570
3.75%, 6/16/2024	300,000	296,878
3.30%, 4/27/2025	155,000	148,417
5.50%, 9/13/2025	250,000	265,762
3.70%, 1/12/2026	250,000	242,953
4.60%, 3/9/2026	105,000	105,635
3.40%, 5/1/2026	200,000	190,860
4.30%, 11/20/2026	200,000	195,931
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028(b)	350,000	340,003
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028(b)	500,000	477,136
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028(b)	250,000	235,337
6.63%, 6/15/2032	232,000	273,625
Commonwealth Bank of Australia, 2.30%, 3/12/2020	250,000	246,387
Compass Bank, 3.88%, 4/10/2025	250,000	241,189
Cooperatieve Rabobank UA, 5.25%, 5/24/2041	125,000	142,821
5.75%, 12/1/2043	250,000	283,227
Credit Suisse Group Funding Guernsey Ltd., 3.13%, 12/10/2020	250,000	247,857
3.80%, 9/15/2022	250,000	248,798
4.55%, 4/17/2026	250,000	253,344
Discover Bank, 7.00%, 4/15/2020	300,000	315,154
4.20%, 8/8/2023	250,000	252,339
Fifth Third Bancorp, 2.88%, 7/27/2020	250,000	248,534
3.50%, 3/15/2022	300,000	299,331
3.95%, 3/14/2028	250,000	245,820
Fifth Third Bank, 1.63%, 9/27/2019	250,000	246,433
HSBC Bank USA NA, 5.88%, 11/1/2034	498,000	569,221
HSBC Holdings plc, 3.60%, 5/25/2023	200,000	198,803
4.25%, 3/14/2024	250,000	249,533
4.30%, 3/8/2026	200,000	202,053
3.90%, 5/25/2026	250,000	245,393
5.25%, 3/14/2044	250,000	265,392
Huntington Bancshares, Inc., 3.15%, 3/14/2021	250,000	247,936
Industrial & Commercial Bank of China Ltd., 3.23%, 11/13/2019	250,000	248,652
JPMorgan Chase & Co., 2.20%, 10/22/2019	500,000	496,135
2.25%, 1/23/2020	500,000	494,620
2.75%, 6/23/2020	250,000	248,201
2.55%, 3/1/2021	250,000	245,467
3.38%, 5/1/2023	250,000	244,282
3.63%, 5/13/2024	350,000	347,633
3.13%, 1/23/2025	250,000	239,484
3.30%, 4/1/2026	250,000	240,036
4.13%, 12/15/2026	250,000	248,036

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Banks (continued)
JPMorgan Chase & Co., (continued)
(ICE LIBOR USD 3 Month + 1.36%), 3.88%, 7/24/2038(b)	$500,000	$468,554
5.60%, 7/15/2041	200,000	230,918
4.85%, 2/1/2044	250,000	261,482
(ICE LIBOR USD 3 Month + 1.58%), 4.26%, 2/22/2048(b)	250,000	242,427
KeyBank NA, 2.50%, 12/15/2019	250,000	248,056
KeyCorp, 5.10%, 3/24/2021	150,000	156,251
Korea Development Bank (The), 4.63%, 11/16/2021	200,000	205,881
Kreditanstalt fuer Wiederaufbau, 1.25%, 9/30/2019	1,000,000	984,265
1.75%, 10/15/2019	1,000,000	989,069
1.63%, 5/29/2020	405,000	396,719
2.75%, 9/8/2020	550,000	549,113
2.13%, 3/7/2022	2,000,000	1,943,178
Landwirtschaftliche Rentenbank, Series 36, 2.00%, 12/6/2021	500,000	484,972
Lloyds Banking Group plc, 4.50%, 11/4/2024	250,000	247,814
4.65%, 3/24/2026	250,000	247,840
4.34%, 1/9/2048	250,000	219,488
Manufacturers & Traders Trust Co., 2.10%, 2/6/2020	500,000	492,562
Mitsubishi UFJ Financial Group, Inc., 3.85%, 3/1/2026	250,000	247,780
Mizuho Financial Group, Inc., 3.17%, 9/11/2027	250,000	233,236
MUFG Americas Holdings Corp., 3.00%, 2/10/2025	250,000	238,326
National Australia Bank Ltd., 3.38%, 1/14/2026	250,000	240,087
NatWest Markets plc, 4.80%, 4/5/2026	250,000	254,473
PNC Bank NA, 2.95%, 1/30/2023	350,000	339,574
3.30%, 10/30/2024	250,000	244,125
PNC Financial Services Group, Inc. (The), 5.13%, 2/8/2020	400,000	411,904
Royal Bank of Canada, 2.15%, 3/6/2020	250,000	246,530
2.50%, 1/19/2021	250,000	245,160
Santander Holdings USA, Inc., 2.65%, 4/17/2020	150,000	148,228
4.40%, 7/13/2027	200,000	194,250
Santander UK Group Holdings plc, 2.88%, 10/16/2020	105,000	103,628
Santander UK plc, 2.38%, 3/16/2020	250,000	246,729
2.50%, 1/5/2021	500,000	488,427
Sumitomo Mitsui Banking Corp., 2.45%, 1/16/2020	250,000	247,206
Sumitomo Mitsui Financial Group, Inc., 2.78%, 7/12/2022	750,000	725,332
3.78%, 3/9/2026	500,000	491,825
SunTrust Bank, 2.45%, 8/1/2022	500,000	480,469
Toronto-Dominion Bank (The), 1.80%, 7/13/2021	750,000	719,888
US Bancorp, 4.13%, 5/24/2021	100,000	102,463
Series X, 3.15%, 4/27/2027	250,000	238,799
US Bank NA, 2.13%, 10/28/2019	500,000	495,341
Wells Fargo & Co., Series N, 2.15%, 1/30/2020	500,000	493,317
3.00%, 1/22/2021	500,000	496,643
2.50%, 3/4/2021	240,000	234,826
2.63%, 7/22/2022	250,000	241,355
3.00%, 2/19/2025	260,000	246,685
3.00%, 4/22/2026	250,000	233,437
4.30%, 7/22/2027	200,000	198,653
5.38%, 2/7/2035	118,000	132,315
5.61%, 1/15/2044	333,000	374,754
3.90%, 5/1/2045	150,000	140,958
4.90%, 11/17/2045	250,000	256,130
4.40%, 6/14/2046	100,000	95,607
Westpac Banking Corp., 1.60%, 8/19/2019	750,000	741,656
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031(b)	250,000	239,607

		39,540,240

Beverages 0.8%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/2021	600,000	592,154
3.65%, 2/1/2026	500,000	490,863
4.70%, 2/1/2036	350,000	361,484
4.90%, 2/1/2046	465,000	485,269
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/2022	250,000	242,080
4.00%, 4/13/2028	100,000	99,807
4.38%, 4/15/2038	100,000	99,214
4.60%, 4/15/2048	150,000	150,179
4.44%, 10/6/2048	130,000	126,736
4.75%, 4/15/2058	150,000	150,962
Coca-Cola Co. (The), 3.15%, 11/15/2020	200,000	200,972
3.20%, 11/1/2023	400,000	398,182
2.90%, 5/25/2027	100,000	94,683
Constellation Brands, Inc., 3.50%, 5/9/2027	500,000	472,367
Diageo Investment Corp., 2.88%, 5/11/2022	500,000	493,431
Keurig Dr Pepper, Inc., 3.20%, 11/15/2021	250,000	245,988
5.09%, 5/25/2048(c)	250,000	259,121
Molson Coors Brewing Co., 3.50%, 5/1/2022	250,000	248,539
3.00%, 7/15/2026	95,000	86,994
PepsiCo, Inc., 1.85%, 4/30/2020	250,000	245,717
3.13%, 11/1/2020	200,000	200,663
3.60%, 3/1/2024	250,000	252,097
2.85%, 2/24/2026	325,000	309,498
3.45%, 10/6/2046	250,000	227,083
Pepsi-Cola Metropolitan Bottling Co., Inc., Series B, 7.00%, 3/1/2029	244,000	311,859

		6,845,942

Biotechnology 0.5%
AbbVie, Inc., 2.90%, 11/6/2022	500,000	486,949
3.20%, 5/14/2026	185,000	173,667
4.50%, 5/14/2035	135,000	132,885
4.30%, 5/14/2036	250,000	238,727
4.40%, 11/6/2042	75,000	71,096
Amgen, Inc., 3.45%, 10/1/2020	200,000	201,440
4.56%, 6/15/2048	387,000	388,635
4.66%, 6/15/2051	279,000	283,152
Baxalta, Inc., 4.00%, 6/23/2025	100,000	98,054
Biogen, Inc., 3.63%, 9/15/2022	500,000	503,394
4.05%, 9/15/2025	95,000	95,920

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Biotechnology (continued)
Celgene Corp., 3.25%, 8/15/2022	$200,000	$196,791
4.63%, 5/15/2044	150,000	143,480
5.00%, 8/15/2045	250,000	252,106
Gilead Sciences, Inc., 4.50%, 4/1/2021	100,000	103,060
3.70%, 4/1/2024	150,000	150,713
3.50%, 2/1/2025	145,000	143,190
3.65%, 3/1/2026	75,000	74,517
4.50%, 2/1/2045	250,000	253,306
4.75%, 3/1/2046	150,000	158,193

		4,149,275

Building Products 0.1%
Johnson Controls International plc, 4.25%, 3/1/2021	100,000	101,669
3.90%, 2/14/2026	125,000	122,952
4.50%, 2/15/2047	100,000	95,925
Masco Corp., 3.50%, 11/15/2027	100,000	92,076
Owens Corning, 4.30%, 7/15/2047	150,000	123,014

		535,636

Capital Markets 1.5%
Ameriprise Financial, Inc., 5.30%, 3/15/2020	100,000	103,481
4.00%, 10/15/2023	250,000	254,376
Bank of New York Mellon Corp. (The), 2.30%, 9/11/2019	500,000	497,181
2.60%, 8/17/2020	200,000	198,260
Series G, 3.00%, 2/24/2025	105,000	101,012
3.30%, 8/23/2029	250,000	235,698
Brookfield Finance, Inc., 4.25%, 6/2/2026	250,000	245,004
CME Group, Inc., 3.00%, 3/15/2025	250,000	242,076
Credit Suisse USA, Inc., 7.13%, 7/15/2032	195,000	248,899
Deutsche Bank AG, 4.10%, 1/13/2026	250,000	237,444
Franklin Resources, Inc., 2.80%, 9/15/2022	250,000	243,497
Goldman Sachs Group, Inc. (The), 2.55%, 10/23/2019	500,000	497,488
Series D, 6.00%, 6/15/2020	500,000	524,098
2.63%, 4/25/2021	500,000	489,874
5.75%, 1/24/2022	250,000	267,157
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023(b)	500,000	482,773
4.00%, 3/3/2024	250,000	251,547
3.75%, 2/25/2026	315,000	306,016
6.13%, 2/15/2033	200,000	233,195
6.75%, 10/1/2037	450,000	550,271
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038(b)	250,000	235,097
(ICE LIBOR USD 3 Month + 1.43%), 4.41%, 4/23/2039(b)	250,000	246,102
6.25%, 2/1/2041	250,000	301,617
Intercontinental Exchange, Inc., 3.75%, 12/1/2025	80,000	79,738
Jefferies Group LLC, 6.88%, 4/15/2021	250,000	269,083
4.15%, 1/23/2030	150,000	135,361
Moody’s Corp., 4.50%, 9/1/2022	100,000	103,095
Morgan Stanley, 2.65%, 1/27/2020	500,000	496,899
2.80%, 6/16/2020	230,000	228,209
5.50%, 7/28/2021	150,000	158,626
4.10%, 5/22/2023	350,000	351,564
4.00%, 7/23/2025	155,000	155,138
3.88%, 1/27/2026	250,000	246,918
3.13%, 7/27/2026	250,000	233,291
4.35%, 9/8/2026	250,000	248,474
3.63%, 1/20/2027	250,000	240,167
3.95%, 4/23/2027	250,000	240,769
7.25%, 4/1/2032	226,000	289,564
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039(b)	250,000	250,522
S&P Global, Inc., 4.40%, 2/15/2026	250,000	256,161
State Street Corp., 4.38%, 3/7/2021	300,000	308,861
3.30%, 12/16/2024	155,000	152,578
TD Ameritrade Holding Corp., 2.95%, 4/1/2022	250,000	245,650
3.63%, 4/1/2025	250,000	247,126
Thomson Reuters Corp., 3.85%, 9/29/2024	250,000	246,120
3.35%, 5/15/2026	140,000	128,949
UBS AG, 2.35%, 3/26/2020	250,000	247,219

		12,552,245

Chemicals 0.4%
Dow Chemical Co. (The), 4.13%, 11/15/2021	150,000	152,800
3.50%, 10/1/2024	250,000	244,197
4.25%, 10/1/2034	100,000	96,272
4.38%, 11/15/2042	150,000	142,958
Eastman Chemical Co., 3.60%, 8/15/2022	250,000	249,745
Ecolab, Inc., 2.25%, 1/12/2020	135,000	133,274
4.35%, 12/8/2021	81,000	83,720
3.25%, 1/14/2023	250,000	247,968
EI du Pont de Nemours & Co., 4.90%, 1/15/2041	100,000	103,686
Lubrizol Corp. (The), 6.50%, 10/1/2034	103,000	134,259
LyondellBasell Industries NV, 6.00%, 11/15/2021	400,000	426,198
4.63%, 2/26/2055	100,000	93,518
Mosaic Co. (The), 5.45%, 11/15/2033	250,000	251,624
Nutrien Ltd., 3.15%, 10/1/2022	50,000	48,641
5.88%, 12/1/2036	125,000	139,160
6.13%, 1/15/2041	100,000	113,022
Praxair, Inc., 4.05%, 3/15/2021	150,000	153,038
3.20%, 1/30/2026	250,000	243,634
Sherwin-Williams Co. (The), 4.50%, 6/1/2047	150,000	147,471

		3,205,185

Commercial Services & Supplies 0.1%
Catholic Health Initiatives, 4.35%, 11/1/2042	50,000	46,642
Republic Services, Inc., 5.25%, 11/15/2021	350,000	370,088
3.20%, 3/15/2025	100,000	95,467
Waste Management, Inc., 3.90%, 3/1/2035	90,000	88,076

		600,273

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Communications Equipment 0.1%
Cisco Systems, Inc., 2.50%, 9/20/2026	$250,000	$232,341
5.50%, 1/15/2040	250,000	302,761
Motorola Solutions, Inc., 4.00%, 9/1/2024	150,000	146,180
7.50%, 5/15/2025	144,000	164,673

		845,955

Construction Materials 0.0%†
Vulcan Materials Co., 3.90%, 4/1/2027	100,000	96,230

Consumer Finance 0.9%
AerCap Ireland Capital DAC, 4.25%, 7/1/2020	750,000	757,374
3.65%, 7/21/2027	250,000	230,513
American Express Co., 2.50%, 8/1/2022	1,000,000	961,547
3.63%, 12/5/2024	150,000	148,775
American Honda Finance Corp., 2.25%, 8/15/2019	500,000	497,916
Capital One Financial Corp., 2.50%, 5/12/2020	500,000	493,401
3.75%, 4/24/2024	100,000	98,165
3.75%, 3/9/2027	250,000	237,784
Caterpillar Financial Services Corp., 2.75%, 8/20/2021	500,000	492,110
Ford Motor Credit Co. LLC, 2.43%, 6/12/2020	500,000	490,543
3.34%, 3/18/2021	250,000	247,315
5.88%, 8/2/2021	250,000	263,647
3.66%, 9/8/2024	250,000	238,511
General Motors Financial Co., Inc., 3.15%, 1/15/2020	391,000	391,745
4.38%, 9/25/2021	100,000	101,665
5.25%, 3/1/2026	350,000	362,638
4.00%, 10/6/2026	250,000	237,272
HSBC USA, Inc., 2.38%, 11/13/2019	350,000	347,492
2.75%, 8/7/2020	250,000	247,938
John Deere Capital Corp., 2.65%, 1/6/2022	140,000	137,985
Synchrony Financial, 4.50%, 7/23/2025	190,000	184,206

		7,168,542

Containers & Packaging 0.0%†
International Paper Co., 4.80%, 6/15/2044	250,000	243,340

Diversified Consumer Services 0.1%
Massachusetts Institute of Technology, 4.68%, 7/1/2114	200,000	215,670
Northwestern University, Series 2017, 3.66%, 12/1/2057	12,000	11,357
President & Fellows of Harvard College, 3.15%, 7/15/2046	50,000	44,626
3.30%, 7/15/2056	100,000	87,557
Princeton University, 5.70%, 3/1/2039	200,000	252,907
University of Notre Dame du Lac, Series 2017, 3.39%, 2/15/2048	30,000	27,737

		639,854

Diversified Financial Services 0.4%
AXA Equitable Holdings, Inc., 5.00%, 4/20/2048(c)	150,000	143,479
AXA Financial, Inc., 7.00%, 4/1/2028	92,000	105,460
Bank One Corp., 8.00%, 4/29/2027	202,000	254,038
Boeing Capital Corp., 4.70%, 10/27/2019	250,000	255,632
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/2020	206,000	201,723
4.42%, 11/15/2035	582,000	567,052
National Rural Utilities Cooperative Finance Corp., 8.00%, 3/1/2032	111,000	153,351
Shell International Finance BV, 1.38%, 9/12/2019	1,000,000	984,396
4.13%, 5/11/2035	150,000	153,307
6.38%, 12/15/2038	250,000	326,635
4.00%, 5/10/2046	150,000	148,297
3.75%, 9/12/2046	150,000	142,196
Voya Financial, Inc., 3.65%, 6/15/2026	100,000	94,797

		3,530,363

Diversified Telecommunication Services 1.1%
AT&T, Inc., 2.45%, 6/30/2020	750,000	740,123
3.80%, 3/15/2022	500,000	501,179
3.95%, 1/15/2025	350,000	344,728
4.13%, 2/17/2026	250,000	246,801
4.25%, 3/1/2027	250,000	247,395
4.50%, 5/15/2035	310,000	289,996
5.25%, 3/1/2037	250,000	250,280
5.35%, 9/1/2040	175,000	173,534
4.30%, 12/15/2042	267,000	231,164
4.80%, 6/15/2044	150,000	138,572
4.75%, 5/15/2046	250,000	229,225
4.50%, 3/9/2048	160,000	140,702
4.55%, 3/9/2049	100,000	88,128
5.15%, 2/15/2050(c)	250,000	239,305
British Telecommunications plc, 9.63%, 12/15/2030(d)	191,000	274,492
Deutsche Telekom International Finance BV, 8.75%, 6/15/2030(d)	106,000	143,512
Orange SA, 1.63%, 11/3/2019	150,000	147,523
9.00%, 3/1/2031(d)	133,000	185,378
5.50%, 2/6/2044	100,000	111,208
Telefonica Emisiones SAU, 5.46%, 2/16/2021	150,000	157,101
4.57%, 4/27/2023	200,000	206,430
4.10%, 3/8/2027	350,000	342,216
4.90%, 3/6/2048	150,000	146,127
Verizon Communications, Inc., 3.50%, 11/1/2024	500,000	489,919
4.13%, 3/16/2027	250,000	250,047
4.33%, 9/21/2028(c)	254,000	255,890
4.40%, 11/1/2034	500,000	484,992
4.81%, 3/15/2039	269,000	271,064
3.85%, 11/1/2042	250,000	217,989
6.55%, 9/15/2043	500,000	609,080
4.52%, 9/15/2048	250,000	239,004
5.01%, 4/15/2049	95,000	96,578
5.01%, 8/21/2054	150,000	149,279

		8,638,961

Electric Utilities 1.3%
CenterPoint Energy Houston Electric LLC, 3.95%, 3/1/2048	150,000	146,829
Cleveland Electric Illuminating Co. (The), 5.50%, 8/15/2024	200,000	217,780

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Electric Utilities (continued)
Connecticut Light & Power Co. (The), 4.00%, 4/1/2048	$100,000	$99,411
DTE Electric Co., 3.65%, 3/15/2024	250,000	250,490
3.70%, 3/15/2045	80,000	74,683
Duke Energy Corp., 3.05%, 8/15/2022	200,000	196,504
3.75%, 4/15/2024	250,000	249,749
2.65%, 9/1/2026	500,000	453,924
3.75%, 9/1/2046	250,000	225,301
Duke Energy Florida LLC, 5.90%, 3/1/2033	247,000	289,019
Duke Energy Indiana LLC, 3.75%, 7/15/2020	100,000	101,428
Duke Energy Ohio, Inc., Series A, 5.40%, 6/15/2033	51,000	56,206
3.70%, 6/15/2046	100,000	91,923
Emera US Finance LP, 3.55%, 6/15/2026	250,000	236,973
Entergy Corp., 5.13%, 9/15/2020	300,000	308,962
4.00%, 7/15/2022	200,000	203,260
Evergy, Inc., 4.85%, 6/1/2021	100,000	102,287
Eversource Energy, Series H, 3.15%, 1/15/2025	125,000	120,288
Exelon Corp., 3.50%, 6/1/2022(d)	500,000	494,803
5.63%, 6/15/2035	250,000	282,003
FirstEnergy Corp., Series B, 4.25%, 3/15/2023	500,000	508,056
Florida Power & Light Co., 5.65%, 2/1/2037	200,000	236,765
4.05%, 10/1/2044	100,000	99,784
Georgia Power Co., 4.30%, 3/15/2042	100,000	100,798
Hydro-Quebec, Series HY, 8.40%, 1/15/2022	153,000	176,129
Series GF, 8.88%, 3/1/2026	109,000	145,396
Iberdrola International BV, 5.81%, 3/15/2025	82,000	90,375
Kansas City Power & Light Co., 3.65%, 8/15/2025	100,000	98,199
MidAmerican Energy Co., 5.80%, 10/15/2036	200,000	241,957
Nevada Power Co., 5.45%, 5/15/2041	100,000	115,055
Northern States Power Co., 4.00%, 8/15/2045	85,000	83,668
Ohio Power Co., 4.15%, 4/1/2048	250,000	252,787
Oncor Electric Delivery Co. LLC, 5.30%, 6/1/2042	150,000	173,099
Pacific Gas & Electric Co., 3.25%, 6/15/2023	250,000	243,373
2.95%, 3/1/2026	250,000	225,702
5.80%, 3/1/2037	150,000	160,033
6.25%, 3/1/2039	100,000	111,703
4.00%, 12/1/2046	100,000	89,047
PacifiCorp, 5.25%, 6/15/2035	123,000	138,747
PPL Capital Funding, Inc., 5.00%, 3/15/2044	250,000	260,821
Progress Energy, Inc., 7.75%, 3/1/2031	164,000	217,426
Public Service Co. of Colorado, 3.60%, 9/15/2042	100,000	93,481
Public Service Electric & Gas Co., 3.95%, 5/1/2042	200,000	195,643
South Carolina Electric & Gas Co., 6.05%, 1/15/2038	200,000	227,462
Southern California Edison Co., Series B, 2.40%, 2/1/2022	250,000	241,368
6.00%, 1/15/2034	123,000	142,170
4.00%, 4/1/2047	250,000	239,324
Southern Co. (The), 2.75%, 6/15/2020	300,000	297,387
3.25%, 7/1/2026	210,000	199,261
4.40%, 7/1/2046	250,000	249,812
Virginia Electric & Power Co., Series B, 4.20%, 5/15/2045	120,000	119,043
Wisconsin Electric Power Co., 2.95%, 9/15/2021	250,000	247,084
5.63%, 5/15/2033	41,000	47,015
Xcel Energy, Inc., 6.50%, 7/1/2036	123,000	157,053

		10,426,846

Electrical Equipment 0.1%
ABB Finance USA, Inc., 4.38%, 5/8/2042	100,000	102,095
Eaton Corp., 2.75%, 11/2/2022	250,000	242,918
4.00%, 11/2/2032	150,000	147,346
Emerson Electric Co., 6.00%, 8/15/2032	57,000	67,427

		559,786

Electronic Equipment, Instruments & Components 0.1%
Arrow Electronics, Inc., 4.50%, 3/1/2023	100,000	101,178
Avnet, Inc., 5.88%, 6/15/2020	250,000	260,319
Corning, Inc., 2.90%, 5/15/2022	365,000	358,003
Tyco Electronics Group SA, 3.50%, 2/3/2022	150,000	150,614

		870,114

Energy Equipment & Services 0.1%
Baker Hughes a GE Co. LLC, 3.20%, 8/15/2021	250,000	248,595
3.34%, 12/15/2027	145,000	136,809
Halliburton Co., 3.80%, 11/15/2025	400,000	397,274
6.70%, 9/15/2038	250,000	310,406
National Oilwell Varco, Inc., 3.95%, 12/1/2042	100,000	86,204

		1,179,288

Equity Real Estate Investment Trusts (REITs) 0.7%
American Tower Corp., 2.80%, 6/1/2020	250,000	247,590
5.05%, 9/1/2020	400,000	412,964
4.40%, 2/15/2026	25,000	25,018
AvalonBay Communities, Inc., 3.45%, 6/1/2025	100,000	97,700
Boston Properties LP, 2.75%, 10/1/2026	500,000	452,184
Crown Castle International Corp., 3.70%, 6/15/2026	280,000	264,939
Digital Realty Trust LP, 5.25%, 3/15/2021	250,000	259,429
Duke Realty LP, 3.88%, 10/15/2022	250,000	251,903
ERP Operating LP, 2.85%, 11/1/2026	500,000	463,415
HCP, Inc., 3.40%, 2/1/2025	500,000	473,762
Hospitality Properties Trust, 4.38%, 2/15/2030	250,000	230,319

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/2023	$100,000	$97,752
Series E, 4.00%, 6/15/2025	190,000	184,263
Kimco Realty Corp., 4.45%, 9/1/2047	250,000	230,325
Omega Healthcare Investors, Inc., 4.50%, 4/1/2027	250,000	238,314
Realty Income Corp., 4.65%, 8/1/2023	250,000	258,259
Simon Property Group LP, 4.75%, 3/15/2042	250,000	262,988
Ventas Realty LP, 4.75%, 6/1/2021	100,000	102,840
4.25%, 3/1/2022	250,000	254,637
Welltower, Inc., 5.25%, 1/15/2022	300,000	312,988
Weyerhaeuser Co., 7.38%, 3/15/2032	250,000	316,581

		5,438,170

Food & Staples Retailing 0.3%
Costco Wholesale Corp., 2.25%, 2/15/2022	85,000	82,566
Kroger Co. (The), 4.00%, 2/1/2024	350,000	349,963
7.50%, 4/1/2031	178,000	218,505
Sysco Corp., 3.75%, 10/1/2025	75,000	73,906
3.30%, 7/15/2026	130,000	124,148
Walgreen Co., 3.10%, 9/15/2022	150,000	146,738
Walgreens Boots Alliance, Inc., 3.45%, 6/1/2026	305,000	288,819
4.50%, 11/18/2034	155,000	148,549
Walmart, Inc., 7.55%, 2/15/2030	82,000	109,996
5.25%, 9/1/2035	92,000	107,117
6.20%, 4/15/2038	198,000	256,855
5.63%, 4/15/2041	150,000	186,029
4.05%, 6/29/2048	250,000	253,760

		2,346,951

Food Products 0.4%
Archer-Daniels-Midland Co., 2.50%, 8/11/2026	500,000	458,586
Campbell Soup Co., 4.25%, 4/15/2021	100,000	101,588
4.15%, 3/15/2028	150,000	143,670
4.80%, 3/15/2048	50,000	45,106
Conagra Brands, Inc., 7.00%, 10/1/2028	154,000	177,958
General Mills, Inc., 3.15%, 12/15/2021	200,000	197,855
4.70%, 4/17/2048(e)	150,000	147,687
JM Smucker Co. (The), 4.25%, 3/15/2035	200,000	188,111
Kellogg Co., 3.25%, 4/1/2026	40,000	37,674
Kraft Heinz Foods Co., 3.00%, 6/1/2026	60,000	54,989
6.88%, 1/26/2039	138,000	163,976
5.20%, 7/15/2045	150,000	148,632
4.38%, 6/1/2046	250,000	222,263
Mead Johnson Nutrition Co., 4.13%, 11/15/2025	110,000	111,743
Tyson Foods, Inc., 4.50%, 6/15/2022	250,000	257,863
4.55%, 6/2/2047	50,000	47,376
Unilever Capital Corp., 2.00%, 7/28/2026	250,000	222,757
5.90%, 11/15/2032	144,000	174,903

		2,902,737

Gas Utilities 0.1%
Atmos Energy Corp., 4.13%, 10/15/2044	100,000	98,747
CenterPoint Energy Resources Corp., 4.50%, 1/15/2021	212,000	216,286
Dominion Energy Gas Holdings LLC, 2.80%, 11/15/2020	335,000	330,609
National Fuel Gas Co., 3.75%, 3/1/2023	250,000	246,377

		892,019

Health Care Equipment & Supplies 0.4%
Abbott Laboratories, 3.25%, 4/15/2023	200,000	197,902
3.88%, 9/15/2025	45,000	45,199
3.75%, 11/30/2026	500,000	497,237
5.30%, 5/27/2040	250,000	280,434
Baxter International, Inc., 2.60%, 8/15/2026	230,000	210,806
Becton Dickinson and Co., 3.13%, 11/8/2021	250,000	246,148
3.30%, 3/1/2023	250,000	243,347
4.67%, 6/6/2047	250,000	249,012
Koninklijke Philips NV, 5.00%, 3/15/2042	100,000	110,075
Medtronic, Inc., 3.15%, 3/15/2022	135,000	134,245
3.63%, 3/15/2024	200,000	200,786
4.38%, 3/15/2035	250,000	262,971
4.63%, 3/15/2045	250,000	271,001
Stryker Corp., 3.38%, 11/1/2025	80,000	77,456
3.50%, 3/15/2026	35,000	34,013
4.63%, 3/15/2046	200,000	206,019
Zimmer Biomet Holdings, Inc., 3.38%, 11/30/2021	150,000	148,431
4.25%, 8/15/2035	48,000	45,303

		3,460,385

Health Care Providers & Services 0.9%
Aetna, Inc., 6.63%, 6/15/2036	250,000	306,907
AmerisourceBergen Corp., 4.25%, 3/1/2045	100,000	88,577
Anthem, Inc., 3.50%, 8/15/2024	250,000	243,660
4.65%, 8/15/2044	250,000	245,511
Cardinal Health, Inc., 3.20%, 6/15/2022	200,000	195,647
3.75%, 9/15/2025	170,000	163,860
Cigna Corp., 3.25%, 4/15/2025	250,000	237,253
3.05%, 10/15/2027	250,000	227,419
CVS Health Corp., 3.50%, 7/20/2022	500,000	497,096
3.70%, 3/9/2023	250,000	248,604
4.10%, 3/25/2025	250,000	249,963
4.30%, 3/25/2028	500,000	498,513
4.88%, 7/20/2035	250,000	253,930
4.78%, 3/25/2038	250,000	251,945
5.05%, 3/25/2048	350,000	362,704
Duke University Health System, Inc., Series 2017, 3.92%, 6/1/2047	138,000	134,245
Express Scripts Holding Co., 3.90%, 2/15/2022	250,000	250,468
4.50%, 2/25/2026	100,000	100,621
4.80%, 7/15/2046	150,000	144,507

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value

Health Care Providers & Services (continued)
Humana, Inc., 3.15%, 12/1/2022	$250,000	$244,601
2.90%, 12/15/2022	250,000	241,763
Laboratory Corp. of America Holdings, 3.75%, 8/23/2022	200,000	201,094
McKesson Corp., 3.95%, 2/16/2028	500,000	484,091
Northwell Healthcare, Inc., 4.26%, 11/1/2047	20,000	18,953
Providence St Joseph Health Obligated Group, Series A, 3.93%, 10/1/2048	15,000	14,192
Stanford Health Care, Series 2018, 3.80%, 11/15/2048	12,000	11,381
Sutter Health, Series 2018, 4.09%, 8/15/2048	36,000	34,200
UnitedHealth Group, Inc., 2.88%, 12/15/2021	500,000	494,606
3.45%, 1/15/2027	250,000	245,180
3.38%, 4/15/2027	250,000	242,786
4.63%, 7/15/2035	25,000	26,738
5.80%, 3/15/2036	417,000	495,843

		7,456,858

Hotels, Restaurants & Leisure 0.1%
Hyatt Hotels Corp., 5.38%, 8/15/2021	100,000	104,787
Marriott International, Inc., Series N, 3.13%, 10/15/2021	250,000	246,310
McDonald’s Corp., 3.70%, 1/30/2026	250,000	249,395
4.88%, 7/15/2040	50,000	52,354
4.88%, 12/9/2045	250,000	266,536

		919,382

Household Durables 0.1%
Newell Brands, Inc., 2.88%, 12/1/2019	250,000	248,573
4.20%, 4/1/2026	280,000	270,075
Whirlpool Corp., 3.70%, 5/1/2025	250,000	243,076

		761,724

Household Products 0.1%
Colgate-Palmolive Co., 2.45%, 11/15/2021	100,000	97,917
Kimberly-Clark Corp., 2.65%, 3/1/2025	55,000	51,668
3.20%, 7/30/2046	210,000	181,724
Procter & Gamble Co. (The), 1.90%, 11/1/2019	250,000	247,381
3.50%, 10/25/2047	100,000	91,520

		670,210

Independent Power and Renewable Electricity Producers 0.1%
Exelon Generation Co. LLC, 2.95%, 1/15/2020	250,000	248,801
5.75%, 10/1/2041	150,000	150,233
5.60%, 6/15/2042	250,000	252,131
Southern Power Co., 4.15%, 12/1/2025	250,000	249,058

		900,223

Industrial Conglomerates 0.3%
3M Co., 3.00%, 8/7/2025	250,000	243,830
5.70%, 3/15/2037	50,000	60,609
General Electric Co., 2.20%, 1/9/2020	250,000	247,283
5.30%, 2/11/2021	72,000	75,352
2.70%, 10/9/2022	250,000	242,276
3.38%, 3/11/2024(e)	250,000	246,012
6.75%, 3/15/2032	106,000	130,881
6.15%, 8/7/2037	144,000	168,329
5.88%, 1/14/2038	150,000	172,899
6.88%, 1/10/2039	100,000	126,148
4.50%, 3/11/2044	100,000	98,070
Honeywell International, Inc., 1.85%, 11/1/2021	500,000	480,573
Ingersoll-Rand Global Holding Co. Ltd., 5.75%, 6/15/2043	50,000	57,840
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/2024	250,000	244,921

		2,595,023

Insurance 0.9%
Aflac, Inc., 3.63%, 11/15/2024	250,000	248,400
Alleghany Corp., 4.95%, 6/27/2022	250,000	261,353
Allstate Corp. (The), (ICE LIBOR USD 3 Month + 2.12%), 6.50%, 5/15/2057(b)	145,000	163,125
American International Group, Inc., 3.30%, 3/1/2021	445,000	444,140
3.90%, 4/1/2026	240,000	236,114
4.80%, 7/10/2045	250,000	251,492
4.75%, 4/1/2048	250,000	249,091
Aon Corp., 5.00%, 9/30/2020	400,000	412,565
Aon plc, 3.88%, 12/15/2025	100,000	98,932
Arch Capital Finance LLC, 4.01%, 12/15/2026	250,000	246,418
Berkshire Hathaway Finance Corp., 4.40%, 5/15/2042	150,000	155,458
Brighthouse Financial, Inc., 3.70%, 6/22/2027	250,000	227,450
Chubb INA Holdings, Inc., 2.70%, 3/13/2023	250,000	241,471
3.35%, 5/3/2026	45,000	43,755
4.35%, 11/3/2045	250,000	256,189
CNA Financial Corp., 5.75%, 8/15/2021	250,000	264,719
Hartford Financial Services Group, Inc. (The), 6.10%, 10/1/2041	100,000	116,748
Lincoln National Corp., 4.85%, 6/24/2021	50,000	51,777
6.15%, 4/7/2036	160,000	181,742
Loews Corp., 4.13%, 5/15/2043	100,000	92,470
Manulife Financial Corp., 4.15%, 3/4/2026	100,000	100,001
Marsh & McLennan Cos., Inc., 4.80%, 7/15/2021	300,000	310,596
MetLife, Inc., 3.12%, 12/15/2022(d)	250,000	246,339
5.70%, 6/15/2035	86,000	97,890
6.40%, 12/15/2036	200,000	212,500
4.60%, 5/13/2046	85,000	86,948
Nationwide Financial Services, Inc., 6.75%, 5/15/2037(f)	75,000	82,312
Principal Financial Group, Inc., 3.30%, 9/15/2022	250,000	247,257

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Insurance (continued)
Progressive Corp. (The), 3.75%, 8/23/2021	$150,000	$151,625
6.25%, 12/1/2032	113,000	137,534
Prudential Financial, Inc., 5.38%, 6/21/2020	250,000	259,964
6.63%, 6/21/2040	100,000	125,275
(ICE LIBOR USD 3 Month + 3.92%), 5.62%, 6/15/2043(b)	150,000	156,075
3.91%, 12/7/2047	130,000	120,325
Reinsurance Group of America, Inc., 5.00%, 6/1/2021	100,000	103,695
Travelers Cos., Inc. (The), 4.00%, 5/30/2047	150,000	144,908
Travelers Property Casualty Corp., 6.38%, 3/15/2033	133,000	164,591
Willis Towers Watson plc, 5.75%, 3/15/2021	100,000	104,899
XLIT Ltd., 4.45%, 3/31/2025	500,000	494,618

		7,590,761

Internet & Direct Marketing Retail 0.2%
Amazon.com, Inc., 3.30%, 12/5/2021	250,000	252,105
2.80%, 8/22/2024	150,000	144,906
3.15%, 8/22/2027	250,000	240,928
4.80%, 12/5/2034	100,000	110,648
3.88%, 8/22/2037	250,000	248,759
4.05%, 8/22/2047	200,000	197,148
Expedia Group, Inc., 5.95%, 8/15/2020	150,000	157,105
QVC, Inc., 4.38%, 3/15/2023	100,000	98,711

		1,450,310

Internet Software & Services 0.1%
Alibaba Group Holding Ltd., 3.13%, 11/28/2021	200,000	197,579
4.20%, 12/6/2047	250,000	234,486
Alphabet, Inc., 3.63%, 5/19/2021	100,000	102,010
eBay, Inc., 3.25%, 10/15/2020	100,000	100,167
3.80%, 3/9/2022	140,000	141,624

		775,866

IT Services 0.3%
Broadridge Financial Solutions, Inc., 3.40%, 6/27/2026	80,000	75,394
DXC Technology Co., 4.45%, 9/18/2022	100,000	102,010
Fidelity National Information Services, Inc., 5.00%, 10/15/2025	250,000	264,527
Fiserv, Inc., 4.75%, 6/15/2021	200,000	207,139
International Business Machines Corp., 2.90%, 11/1/2021	150,000	148,545
3.45%, 2/19/2026	250,000	246,941
5.88%, 11/29/2032	250,000	302,758
Mastercard, Inc., 3.95%, 2/26/2048	150,000	150,308
Visa, Inc., 3.15%, 12/14/2025	195,000	189,642
4.15%, 12/14/2035	250,000	262,437
4.30%, 12/14/2045	200,000	211,741
Western Union Co. (The), 6.20%, 11/17/2036	100,000	101,259

		2,262,701

Life Sciences Tools & Services 0.1%
Bio-Rad Laboratories, Inc., 4.88%, 12/15/2020	100,000	102,707
PerkinElmer, Inc., 5.00%, 11/15/2021	100,000	103,535
Thermo Fisher Scientific, Inc., 3.60%, 8/15/2021	250,000	251,494
3.20%, 8/15/2027	250,000	233,811

		691,547

Machinery 0.2%
Caterpillar, Inc., 2.60%, 6/26/2022	250,000	243,645
6.05%, 8/15/2036	123,000	152,176
3.80%, 8/15/2042	97,000	93,255
Deere & Co., 3.90%, 6/9/2042	100,000	98,420
Dover Corp., 5.38%, 3/1/2041	50,000	56,745
IDEX Corp., 4.20%, 12/15/2021	200,000	201,770
Illinois Tool Works, Inc., 4.88%, 9/15/2041	200,000	221,384
Parker-Hannifin Corp., 4.20%, 11/21/2034	250,000	250,845
Stanley Black & Decker, Inc., 2.90%, 11/1/2022	150,000	146,993

		1,465,233

Media 0.9%
21st Century Fox America, Inc., 3.70%, 9/15/2024	100,000	99,674
3.70%, 10/15/2025	100,000	98,959
7.28%, 6/30/2028	53,000	64,081
6.55%, 3/15/2033	450,000	563,354
CBS Corp., 2.50%, 2/15/2023	250,000	235,443
3.70%, 8/15/2024	250,000	242,785
5.50%, 5/15/2033	82,000	85,653
Charter Communications Operating LLC, 3.75%, 2/15/2028	500,000	461,435
6.83%, 10/23/2055	250,000	273,440
Comcast Corp., 3.00%, 2/1/2024	250,000	240,145
3.15%, 3/1/2026	250,000	237,212
4.25%, 1/15/2033	250,000	249,996
7.05%, 3/15/2033	205,000	260,216
4.20%, 8/15/2034	150,000	145,832
6.50%, 11/15/2035	70,000	85,603
4.00%, 8/15/2047	250,000	228,655
3.97%, 11/1/2047	296,000	267,678
Discovery Communications LLC, 3.45%, 3/15/2025	135,000	128,705
4.90%, 3/11/2026	50,000	51,618
5.00%, 9/20/2037	250,000	245,073
Grupo Televisa SAB, 5.00%, 5/13/2045	250,000	237,312
NBCUniversal Media LLC, 5.15%, 4/30/2020	250,000	258,424
5.95%, 4/1/2041	100,000	116,476
Omnicom Group, Inc., 3.63%, 5/1/2022	50,000	49,670
3.60%, 4/15/2026	250,000	238,719
Time Warner Cable LLC, 5.50%, 9/1/2041	250,000	242,571
4.50%, 9/15/2042	250,000	213,739
Viacom, Inc., 4.38%, 3/15/2043	200,000	175,271
Walt Disney Co. (The), 3.00%, 2/13/2026	50,000	47,987
3.70%, 12/1/2042	100,000	91,650
3.00%, 7/30/2046	60,000	49,072

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Media (continued)
Warner Media LLC, 2.95%, 7/15/2026	$250,000	$226,126
3.80%, 2/15/2027	500,000	478,093
4.65%, 6/1/2044	150,000	135,648
WPP Finance 2010, 4.75%, 11/21/2021	100,000	102,481
3.75%, 9/19/2024	250,000	240,166

		7,168,962

Metals & Mining 0.2%
Barrick Gold Corp., 5.25%, 4/1/2042	200,000	207,302
BHP Billiton Finance USA Ltd., 6.42%, 3/1/2026	55,000	63,896
5.00%, 9/30/2043	150,000	170,561
Newmont Mining Corp., 5.88%, 4/1/2035	164,000	187,434
Nucor Corp., 4.00%, 8/1/2023	250,000	253,857
Rio Tinto Alcan, Inc., 5.75%, 6/1/2035	144,000	168,205
Rio Tinto Finance USA plc, 4.13%, 8/21/2042	50,000	49,634
Southern Copper Corp., 6.75%, 4/16/2040	100,000	119,247
5.88%, 4/23/2045	50,000	55,085
Vale Overseas Ltd., 6.88%, 11/21/2036	306,000	355,633

		1,630,854

Multiline Retail 0.1%
Kohl’s Corp., 3.25%, 2/1/2023	150,000	144,847
Macy’s Retail Holdings, Inc., 6.90%, 4/1/2029	50,000	54,080
Nordstrom, Inc., 4.00%, 10/15/2021	250,000	251,730
Target Corp., 2.50%, 4/15/2026	250,000	231,502
3.90%, 11/15/2047	250,000	238,540

		920,699

Multi-Utilities 0.5%
Ameren Corp., 3.65%, 2/15/2026	250,000	241,730
Ameren Illinois Co., 2.70%, 9/1/2022	350,000	340,728
Berkshire Hathaway Energy Co., 3.50%, 2/1/2025	750,000	739,619
CenterPoint Energy, Inc., 2.50%, 9/1/2022	250,000	239,927
CMS Energy Corp., 3.00%, 5/15/2026	250,000	232,200
Consolidated Edison Co. of New York, Inc., 5.70%, 6/15/2040	150,000	179,233
3.95%, 3/1/2043	250,000	237,718
Dominion Energy, Inc., 5.20%, 8/15/2019	100,000	102,362
3.63%, 12/1/2024	250,000	243,488
Series B, 5.95%, 6/15/2035	174,000	197,427
Series C, 4.90%, 8/1/2041	100,000	103,468
NiSource, Inc., 5.95%, 6/15/2041	150,000	176,604
Puget Energy, Inc., 3.65%, 5/15/2025	250,000	242,008
Sempra Energy, 4.05%, 12/1/2023	200,000	201,250
6.00%, 10/15/2039	100,000	117,217
4.00%, 2/1/2048	150,000	135,953
Southern Co. Gas Capital Corp., 4.40%, 6/1/2043	100,000	99,601
WEC Energy Group, Inc., 3.55%, 6/15/2025	100,000	98,685

		3,929,218

Oil, Gas & Consumable Fuels 2.4%
Anadarko Petroleum Corp., 5.55%, 3/15/2026	250,000	269,994
6.45%, 9/15/2036	269,000	315,136
Apache Corp., 3.63%, 2/1/2021	250,000	250,467
4.75%, 4/15/2043	250,000	239,826
BP Capital Markets plc, 2.32%, 2/13/2020	250,000	247,473
4.50%, 10/1/2020	100,000	102,819
3.56%, 11/1/2021	250,000	252,251
3.06%, 3/17/2022	210,000	208,013
3.51%, 3/17/2025	250,000	247,377
Buckeye Partners LP, 4.15%, 7/1/2023	250,000	246,216
Canadian Natural Resources Ltd., 6.25%, 3/15/2038	210,000	247,994
Cenovus Energy, Inc., 5.40%, 6/15/2047	250,000	251,942
Chevron Corp., 2.19%, 11/15/2019	55,000	54,708
2.36%, 12/5/2022	250,000	239,901
2.95%, 5/16/2026	250,000	239,747
Columbia Pipeline Group, Inc., 3.30%, 6/1/2020	350,000	348,610
ConocoPhillips, 5.90%, 10/15/2032	123,000	143,161
6.50%, 2/1/2039	200,000	258,127
Devon Energy Corp., 5.00%, 6/15/2045	250,000	258,404
Ecopetrol SA, 5.88%, 5/28/2045	325,000	324,838
El Paso Natural Gas Co. LLC, 8.37%, 6/15/2032(d)	50,000	63,237
Enable Midstream Partners LP, 5.00%, 5/15/2044(d)	50,000	45,776
Enbridge Energy Partners LP, 5.20%, 3/15/2020	250,000	256,659
5.88%, 10/15/2025	250,000	273,673
Enbridge, Inc., 5.50%, 12/1/2046	150,000	166,170
Encana Corp., 6.50%, 2/1/2038	250,000	296,982
Energy Transfer Partners LP, 4.65%, 6/1/2021	100,000	102,428
5.20%, 2/1/2022	250,000	260,075
6.05%, 6/1/2041	100,000	103,230
6.50%, 2/1/2042	250,000	270,803
Enterprise Products Operating LLC, 6.13%, 10/15/2039	215,000	251,230
4.85%, 8/15/2042	150,000	153,959
4.95%, 10/15/2054	250,000	248,573
EOG Resources, Inc., 4.10%, 2/1/2021	200,000	203,728
Equinor ASA, 2.75%, 11/10/2021	500,000	492,344
2.45%, 1/17/2023	250,000	240,680
Exxon Mobil Corp., 3.18%, 3/15/2024	200,000	198,950
2.71%, 3/6/2025	250,000	240,130
3.04%, 3/1/2026	75,000	73,038

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp., (continued)
4.11%, 3/1/2046	$100,000	$102,556
Hess Corp., 4.30%, 4/1/2027	250,000	244,798
7.30%, 8/15/2031	127,000	148,401
Husky Energy, Inc., 3.95%, 4/15/2022	200,000	201,286
Kinder Morgan Energy Partners LP, 5.80%, 3/15/2035	144,000	153,454
6.38%, 3/1/2041	100,000	110,904
Kinder Morgan, Inc., 3.05%, 12/1/2019	500,000	499,910
4.30%, 6/1/2025	85,000	85,883
5.30%, 12/1/2034	200,000	204,144
5.05%, 2/15/2046	250,000	247,434
Magellan Midstream Partners LP, 4.25%, 9/15/2046	100,000	93,696
Marathon Oil Corp., 6.80%, 3/15/2032	82,000	96,963
Marathon Petroleum Corp., 5.13%, 3/1/2021	300,000	311,799
6.50%, 3/1/2041	100,000	117,491
MPLX LP, 5.50%, 2/15/2023	250,000	254,416
4.50%, 7/15/2023	250,000	255,632
4.13%, 3/1/2027	250,000	245,164
4.70%, 4/15/2048	150,000	142,703
Nexen Energy ULC, 5.88%, 3/10/2035	92,000	105,548
6.40%, 5/15/2037	250,000	303,733
Noble Energy, Inc., 3.90%, 11/15/2024	250,000	247,052
6.00%, 3/1/2041	150,000	166,439
Occidental Petroleum Corp., 3.13%, 2/15/2022	200,000	198,842
3.40%, 4/15/2026	140,000	137,738
3.00%, 2/15/2027	150,000	143,020
4.20%, 3/15/2048	150,000	150,956
ONEOK, Inc., 4.95%, 7/13/2047	250,000	253,534
Petro-Canada, 5.95%, 5/15/2035	189,000	219,229
Petroleos Mexicanos, 6.38%, 2/4/2021	500,000	523,750
4.50%, 1/23/2026	250,000	232,878
6.50%, 3/13/2027	250,000	253,750
6.63%, 6/15/2035	301,000	291,518
5.50%, 6/27/2044	80,000	66,264
6.38%, 1/23/2045	250,000	224,750
5.63%, 1/23/2046	100,000	82,250
6.75%, 9/21/2047	359,000	332,545
Phillips 66, 5.88%, 5/1/2042	150,000	174,940
Phillips 66 Partners LP, 3.75%, 3/1/2028	250,000	237,679
Pioneer Natural Resources Co., 3.95%, 7/15/2022	50,000	50,617
Plains All American Pipeline LP, 4.70%, 6/15/2044	250,000	227,514
Sabine Pass Liquefaction LLC, 6.25%, 3/15/2022	250,000	269,816
5.00%, 3/15/2027	250,000	257,975
Spectra Energy Partners LP, 3.50%, 3/15/2025	250,000	240,875
Suncor Energy, Inc., 3.60%, 12/1/2024	120,000	118,375
Sunoco Logistics Partners Operations LP, 5.35%, 5/15/2045	150,000	141,986
Total Capital International SA, 3.70%, 1/15/2024	500,000	505,151
TransCanada PipeLines Ltd., 3.80%, 10/1/2020	250,000	253,015
4.63%, 3/1/2034	250,000	251,091
5.85%, 3/15/2036	150,000	169,846
Valero Energy Corp., 3.65%, 3/15/2025	205,000	201,652
7.50%, 4/15/2032	82,000	104,944
6.63%, 6/15/2037	100,000	122,012
Western Gas Partners LP, 5.30%, 3/1/2048	150,000	143,643
Williams Partners LP, 3.90%, 1/15/2025	250,000	246,415
5.40%, 3/4/2044	250,000	257,045

		20,113,690

Paper & Forest Products 0.0%†
Georgia-Pacific LLC,
8.88%, 5/15/2031	200,000	291,917

Pharmaceuticals 0.9%
Allergan Finance LLC, 3.25%, 10/1/2022	200,000	195,044
Allergan Funding SCS, 3.45%, 3/15/2022	155,000	153,247
3.85%, 6/15/2024	40,000	39,487
4.55%, 3/15/2035	100,000	97,529
4.85%, 6/15/2044	150,000	147,946
4.75%, 3/15/2045	84,000	83,069
AstraZeneca plc, 3.38%, 11/16/2025	250,000	242,104
6.45%, 9/15/2037	140,000	175,350
Bristol-Myers Squibb Co., 2.00%, 8/1/2022	350,000	332,119
Eli Lilly & Co., 2.75%, 6/1/2025	45,000	42,756
3.10%, 5/15/2027	200,000	192,784
GlaxoSmithKline Capital plc, 2.85%, 5/8/2022	250,000	246,498
GlaxoSmithKline Capital, Inc., 5.38%, 4/15/2034	139,000	159,031
Johnson & Johnson, 2.95%, 9/1/2020	100,000	100,444
2.45%, 12/5/2021	250,000	246,861
2.45%, 3/1/2026	75,000	70,608
4.95%, 5/15/2033	287,000	328,074
3.63%, 3/3/2037	250,000	244,082
Merck & Co., Inc., 2.75%, 2/10/2025	220,000	211,917
4.15%, 5/18/2043	250,000	259,100
Mylan NV, 3.15%, 6/15/2021	750,000	742,716
3.95%, 6/15/2026	100,000	96,268
Novartis Capital Corp., 3.40%, 5/6/2024	500,000	498,501
3.00%, 11/20/2025	250,000	241,040
Pfizer, Inc., 3.00%, 12/15/2026	250,000	241,076
7.20%, 3/15/2039	375,000	526,133
Pharmacia LLC, 6.60%, 12/1/2028 (d)	123,000	149,890
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/2021	750,000	722,880
3.20%, 9/23/2026	190,000	175,579
Zoetis, Inc., 3.25%, 2/1/2023	50,000	49,198
4.50%, 11/13/2025	115,000	119,024

		7,130,355

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Road & Rail 0.3%
Burlington Northern Santa Fe LLC, 7.95%, 8/15/2030	$144,000	$193,541
5.05%, 3/1/2041	350,000	393,463
4.70%, 9/1/2045	150,000	160,337
Canadian National Railway Co., 6.90%, 7/15/2028	168,000	209,688
6.20%, 6/1/2036	64,000	79,602
Canadian Pacific Railway Co., 2.90%, 2/1/2025	250,000	237,433
4.80%, 8/1/2045	150,000	159,207
CSX Corp., 5.50%, 4/15/2041	100,000	113,572
3.95%, 5/1/2050	250,000	227,637
Norfolk Southern Corp., 2.90%, 2/15/2023	92,000	89,814
5.59%, 5/17/2025	59,000	64,471
4.84%, 10/1/2041	15,000	16,105
4.45%, 6/15/2045	50,000	51,091
4.05%, 8/15/2052	132,000	125,196
Ryder System, Inc., 2.50%, 5/11/2020	105,000	103,516
Union Pacific Corp., 3.25%, 8/15/2025	250,000	243,838
3.60%, 9/15/2037	250,000	231,699
4.05%, 3/1/2046	105,000	100,652

		2,800,862

Semiconductors & Semiconductor Equipment 0.4%
Applied Materials, Inc., 4.30%, 6/15/2021	300,000	310,419
4.35%, 4/1/2047	100,000	102,753
Broadcom Corp., 3.63%, 1/15/2024	750,000	725,610
Intel Corp., 1.70%, 5/19/2021	500,000	483,671
2.70%, 12/15/2022	250,000	244,369
3.70%, 7/29/2025	150,000	151,576
4.10%, 5/11/2047	100,000	100,934
3.73%, 12/8/2047	207,000	198,842
KLA-Tencor Corp., 4.65%, 11/1/2024	215,000	221,610
Lam Research Corp., 3.80%, 3/15/2025	145,000	144,386
QUALCOMM, Inc., 2.60%, 1/30/2023	70,000	66,872
3.25%, 5/20/2027	250,000	235,925
4.65%, 5/20/2035	250,000	251,662
Texas Instruments, Inc., 1.75%, 5/1/2020	250,000	245,234

		3,483,863

Software 0.6%
Adobe Systems, Inc., 3.25%, 2/1/2025	70,000	68,807
CA, Inc., 4.50%, 8/15/2023	240,000	243,148
Microsoft Corp., 3.00%, 10/1/2020	350,000	350,345
2.00%, 8/8/2023	250,000	236,350
2.88%, 2/6/2024	185,000	181,316
2.40%, 8/8/2026	215,000	199,295
3.30%, 2/6/2027	250,000	246,902
3.50%, 2/12/2035	415,000	403,917
4.45%, 11/3/2045	75,000	82,048
3.70%, 8/8/2046	500,000	485,597
4.25%, 2/6/2047	250,000	265,412
4.50%, 2/6/2057	150,000	164,910
Oracle Corp., 2.25%, 10/8/2019	250,000	248,988
1.90%, 9/15/2021	500,000	482,484
2.65%, 7/15/2026	495,000	462,619
3.25%, 5/15/2030	400,000	383,788
4.30%, 7/8/2034	350,000	363,497
4.00%, 7/15/2046	100,000	96,941
4.00%, 11/15/2047	250,000	243,123

		5,209,487

Specialty Retail 0.3%
AutoZone, Inc., 4.00%, 11/15/2020	200,000	202,804
3.25%, 4/15/2025	165,000	156,982
Bed Bath & Beyond, Inc., 4.92%, 8/1/2034	150,000	121,663
Home Depot, Inc. (The), 1.80%, 6/5/2020	750,000	736,095
3.35%, 9/15/2025	45,000	44,365
5.88%, 12/16/2036	230,000	283,296
5.95%, 4/1/2041	100,000	126,005
4.40%, 3/15/2045	200,000	210,114
Lowe’s Cos., Inc., 6.50%, 3/15/2029	164,000	197,048
4.25%, 9/15/2044	250,000	249,510

		2,327,882

Technology Hardware, Storage & Peripherals 0.6%
Apple, Inc., 2.30%, 5/11/2022	750,000	728,369
3.45%, 5/6/2024	500,000	502,551
2.50%, 2/9/2025	170,000	160,591
3.25%, 2/23/2026	95,000	93,219
2.45%, 8/4/2026	190,000	175,413
3.00%, 11/13/2027	500,000	477,718
3.85%, 5/4/2043	250,000	242,067
4.38%, 5/13/2045	145,000	151,882
4.65%, 2/23/2046	230,000	250,953
3.85%, 8/4/2046	250,000	241,401
Dell International LLC, 4.42%, 6/15/2021(c)	500,000	507,508
6.02%, 6/15/2026(c)	240,000	253,711
8.35%, 7/15/2046(c)	150,000	184,651
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025 (d)	500,000	511,396
NetApp, Inc., 3.38%, 6/15/2021	150,000	148,580
Seagate HDD Cayman, 4.75%, 1/1/2025	200,000	194,020
Xerox Corp., 4.07%, 3/17/2022	100,000	98,944
4.80%, 3/1/2035	120,000	103,050

		5,026,024

Textiles, Apparel & Luxury Goods 0.1%
Cintas Corp. No. 2, 4.30%, 6/1/2021	100,000	102,471
NIKE, Inc., 3.38%, 11/1/2046	100,000	87,621
VF Corp., 3.50%, 9/1/2021	200,000	201,920

		392,012

Thrifts & Mortgage Finance 0.0%†
BPCE SA, 4.00%, 4/15/2024	250,000	251,838

Tobacco 0.4%
Altria Group, Inc., 9.25%, 8/6/2019	89,000	94,531
2.63%, 1/14/2020	250,000	248,857

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value

Tobacco (continued)
Altria Group, Inc., (continued) 2.85%, 8/9/2022	$250,000	$244,228
4.25%, 8/9/2042	100,000	94,863
5.38%, 1/31/2044	100,000	109,960
BAT Capital Corp., 2.30%, 8/14/2020(c)	150,000	147,127
2.76%, 8/15/2022(c)	150,000	144,891
3.22%, 8/15/2024(c)	150,000	143,265
4.39%, 8/15/2037(c)	250,000	239,663
4.54%, 8/15/2047(c)	150,000	143,141
Philip Morris International, Inc., 3.60%, 11/15/2023	500,000	497,502
3.25%, 11/10/2024	350,000	341,425
4.88%, 11/15/2043	150,000	156,773
Reynolds American, Inc., 4.45%, 6/12/2025	250,000	253,963
5.70%, 8/15/2035	75,000	81,819

		2,942,008

Trading Companies & Distributors 0.0%†
Air Lease Corp., 3.63%, 12/1/2027	250,000	230,656
Aircastle Ltd., 5.00%, 4/1/2023	50,000	50,875
4.13%, 5/1/2024	100,000	97,125

		378,656

Water Utilities 0.0%†
American Water Capital Corp., 4.30%, 9/1/2045	150,000	150,483

Wireless Telecommunication Services 0.2%
America Movil SAB de CV, 3.13%, 7/16/2022	250,000	244,503
6.38%, 3/1/2035	123,000	145,782
Rogers Communications, Inc., 5.00%, 3/15/2044	250,000	263,011
Vodafone Group plc, 2.95%, 2/19/2023	250,000	241,070
7.88%, 2/15/2030	144,000	181,912
6.15%, 2/27/2037	75,000	84,824
5.25%, 5/30/2048	250,000	259,726

		1,420,828

Total Corporate Bonds (cost $216,102,795)		215,181,330

Foreign Government Securities 1.4%

	Principal Amount	Value
CANADA 0.3%
Export Development Canada, 1.63%, 12/3/2019	750,000	739,737
Province of British Columbia Canada, 2.00%, 10/23/2022	500,000	478,274
Province of Ontario, 2.20%, 10/3/2022	500,000	479,693
Province of Quebec, 2.88%, 10/16/2024	250,000	244,997
7.50%, 9/15/2029	200,000	274,193

		2,216,894

CHILE 0.0%†
Republic of Chile, 3.86%, 6/21/2047	250,000	238,375

COLOMBIA 0.1%
Republic of Colombia, 7.38%, 9/18/2037	250,000	315,000
5.00%, 6/15/2045	350,000	348,250

		663,250

HUNGARY 0.1%
Hungary Government Bond, 5.38%, 3/25/2024	500,000	537,300

INDONESIA 0.0%†
Republic of Indonesia, 4.35%, 1/11/2048	250,000	232,789

ISRAEL 0.0%†
Israel Government Bond, 3.15%, 6/30/2023	250,000	246,706

ITALY 0.0%†
Republic of Italy, 5.38%, 6/15/2033	184,000	195,074

JAPAN 0.1%
Japan Bank for International Cooperation, 2.88%, 6/1/2027	500,000	480,171

MEXICO 0.2%
United Mexican States, 3.63%, 3/15/2022	500,000	500,745
4.13%, 1/21/2026	250,000	248,250
6.75%, 9/27/2034	373,000	442,938
5.55%, 1/21/2045	200,000	210,750
4.60%, 1/23/2046	250,000	229,375
5.75%, 10/12/2110	200,000	197,250

		1,829,308

PANAMA 0.1%
Republic of Panama, 5.20%, 1/30/2020	250,000	258,125
6.70%, 1/26/2036	250,000	310,000

		568,125

PERU 0.1%
Republic of Peru, 4.13%, 8/25/2027	250,000	258,250
5.63%, 11/18/2050	200,000	237,300

		495,550

PHILIPPINES 0.1%
Republic of Philippines, 6.50%, 1/20/2020	250,000	261,702
7.75%, 1/14/2031	250,000	334,549
6.38%, 10/23/2034	250,000	312,230
3.70%, 3/1/2041	250,000	237,442

		1,145,923

POLAND 0.1%
Republic of Poland, 5.13%, 4/21/2021	125,000	131,250
5.00%, 3/23/2022	450,000	474,645
4.00%, 1/22/2024	250,000	254,925

		860,820

SOUTH KOREA 0.1%
Export-Import Bank of Korea, 4.00%, 1/29/2021	350,000	353,353
2.88%, 1/21/2025	350,000	327,748

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Bond Index Fund

Foreign Government Securities (continued)

	Principal Amount	Value

SOUTH KOREA (continued)
Republic of Korea, 5.63%, 11/3/2025	$200,000	$224,680

		905,781

URUGUAY 0.1%
Oriental Republic of Uruguay, 4.50%, 8/14/2024	350,000	361,200
4.38%, 10/27/2027	250,000	256,375
5.10%, 6/18/2050	150,000	151,658

		769,233

Total Foreign Government Securities (cost $11,495,634)		11,385,299

Mortgage-Backed Securities 28.2%
	Principal Amount	Value
FHLMC Gold Pool
Pool# B10210 5.50%, 10/1/2018	385	385
Pool# E01604 5.50%, 3/1/2019	862	865
Pool# B15396 5.50%, 6/1/2019	225	225
Pool# G18007 6.00%, 7/1/2019	726	731
Pool# B16087 6.00%, 8/1/2019	3,516	3,525
Pool# G18022 5.50%, 11/1/2019	3,101	3,125
Pool# B14288 5.50%, 12/1/2019	2,001	2,010
Pool# J00935 5.00%, 12/1/2020	3,727	3,746
Pool# J00854 5.00%, 1/1/2021	4,443	4,466
Pool# J00855 5.50%, 1/1/2021	5,548	5,626
Pool# J01279 5.50%, 2/1/2021	1,566	1,590
Pool# J01570 5.50%, 4/1/2021	2,225	2,262
Pool# J06015 5.00%, 5/1/2021	9,127	9,173
Pool# J01771 5.00%, 5/1/2021	3,960	3,980
Pool# J05950 5.50%, 5/1/2021	24,958	25,351
Pool# G18122 5.00%, 6/1/2021	4,227	4,252
Pool# J01980 6.00%, 6/1/2021	4,930	4,932
Pool# J03074 5.00%, 7/1/2021	2,888	2,914
Pool# J03028 5.50%, 7/1/2021	884	896
Pool# J09912 4.00%, 6/1/2024	683,766	701,826
Pool# C00351 8.00%, 7/1/2024	250	268
Pool# D60780 8.00%, 6/1/2025	1,215	1,294
Pool# G30267 5.00%, 8/1/2025	130,157	137,175
Pool# J13883 3.50%, 12/1/2025	407,148	411,208
Pool# J18702 3.00%, 3/1/2027	206,441	205,749
Pool# J18127 3.00%, 3/1/2027	192,882	192,235
Pool# J19106 3.00%, 5/1/2027	84,843	84,558
Pool# J20471 3.00%, 9/1/2027	374,320	373,064
Pool# D82854 7.00%, 10/1/2027	839	883
Pool# G14609 3.00%, 11/1/2027	500,587	498,823
Pool# C00566 7.50%, 12/1/2027	791	870
Pool# G15100 2.50%, 7/1/2028	152,072	148,066
Pool# C18271 7.00%, 11/1/2028	1,643	1,760
Pool# C00678 7.00%, 11/1/2028	1,089	1,200
Pool# C00836 7.00%, 7/1/2029	499	553
Pool# C31285 7.00%, 9/1/2029	1,357	1,489
Pool# C31282 7.00%, 9/1/2029	60	61
Pool# C32914 8.00%, 11/1/2029	769	784
Pool# G18536 2.50%, 1/1/2030	1,797,417	1,740,165
Pool# C37436 8.00%, 1/1/2030	1,591	1,805
Pool# C36429 7.00%, 2/1/2030	479	489
Pool# C36306 7.00%, 2/1/2030	478	490
Pool# C00921 7.50%, 2/1/2030	961	1,086
Pool# G01108 7.00%, 4/1/2030	393	435
Pool# C37703 7.50%, 4/1/2030	532	551
Pool# G18552 3.00%, 5/1/2030	815,671	809,489
Pool# J32243 3.00%, 7/1/2030	752,052	746,058
Pool# J32257 3.00%, 7/1/2030	47,951	47,550
Pool# J32255 3.00%, 7/1/2030	45,062	44,737
Pool# C41561 8.00%, 8/1/2030	1,460	1,511
Pool# C01051 8.00%, 9/1/2030	1,794	2,045
Pool# C43550 7.00%, 10/1/2030	2,374	2,484
Pool# C44017 7.50%, 10/1/2030	343	347
Pool# C43967 8.00%, 10/1/2030	4,071	4,079
Pool# C44957 8.00%, 11/1/2030	1,244	1,301
Pool# C01106 7.00%, 12/1/2030	7,213	7,995
Pool# C01103 7.50%, 12/1/2030	821	952
Pool# C01116 7.50%, 1/1/2031	557	625
Pool# C46932 7.50%, 1/1/2031	496	509
Pool# C47287 7.50%, 2/1/2031	1,068	1,103

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FHLMC Gold Pool (continued)
Pool# G01217 7.00%, 3/1/2031	$7,173	$8,046
Pool# C48206 7.50%, 3/1/2031	1,312	1,314
Pool# C91366 4.50%, 4/1/2031	122,630	127,618
Pool# G18601 3.00%, 5/1/2031	47,366	46,900
Pool# G18605 3.00%, 6/1/2031	25,034	24,788
Pool# C91377 4.50%, 6/1/2031	62,992	65,546
Pool# C53324 7.00%, 6/1/2031	1,209	1,256
Pool# C01209 8.00%, 6/1/2031	514	568
Pool# C54792 7.00%, 7/1/2031	1,738	1,793
Pool# C55071 7.50%, 7/1/2031	468	477
Pool# G01309 7.00%, 8/1/2031	1,268	1,405
Pool# G01311 7.00%, 9/1/2031	8,084	9,074
Pool# C01222 7.00%, 9/1/2031	923	1,036
Pool# G01315 7.00%, 9/1/2031	283	316
Pool# J35522 2.50%, 10/1/2031	250,322	242,327
Pool# C58694 7.00%, 10/1/2031	3,313	3,482
Pool# C58647 7.00%, 10/1/2031	184	186
Pool# C60012 7.00%, 11/1/2031	572	585
Pool# C61298 8.00%, 11/1/2031	1,954	1,997
Pool# J35957 2.50%, 12/1/2031	437,197	423,229
Pool# C61105 7.00%, 12/1/2031	4,147	4,331
Pool# C01305 7.50%, 12/1/2031	696	758
Pool# C63171 7.00%, 1/1/2032	4,588	5,044
Pool# V61548 2.50%, 2/1/2032	457,552	442,922
Pool# C64121 7.50%, 2/1/2032	1,471	1,504
Pool# G01391 7.00%, 4/1/2032	13,898	15,687
Pool# C01345 7.00%, 4/1/2032	4,688	5,212
Pool# C01370 8.00%, 4/1/2032	1,796	2,011
Pool# G16285 3.50%, 5/1/2032	37,892	38,215
Pool# C66916 7.00%, 5/1/2032	13,085	14,345
Pool# C01381 8.00%, 5/1/2032	11,661	13,265
Pool# C68300 7.00%, 6/1/2032	6,579	7,195
Pool# C68290 7.00%, 6/1/2032	1,772	1,864
Pool# G01449 7.00%, 7/1/2032	8,902	9,923
Pool# C69908 7.00%, 8/1/2032	18,723	20,264
Pool# C91558 3.50%, 9/1/2032	138,220	139,608
Pool# G16407 2.50%, 1/1/2033	174,551	168,962
Pool# G01536 7.00%, 3/1/2033	10,382	11,457
Pool# G30646 3.00%, 5/1/2033	205,613	203,874
Pool# G30642 3.00%, 5/1/2033	88,777	88,026
Pool# K90535 3.00%, 5/1/2033	38,644	38,317
Pool# G18696 3.50%, 7/1/2033	45,680	46,100
Pool# A16419 6.50%, 11/1/2033	11,610	12,858
Pool# A16522 6.50%, 12/1/2033	22,295	24,693
Pool# C01806 7.00%, 1/1/2034	9,118	9,444
Pool# A21356 6.50%, 4/1/2034	36,459	40,381
Pool# C01851 6.50%, 4/1/2034	21,515	23,829
Pool# A24301 6.50%, 5/1/2034	36,633	40,574
Pool# A22067 6.50%, 5/1/2034	27,535	30,497
Pool# A24988 6.50%, 7/1/2034	8,472	9,383
Pool# G01741 6.50%, 10/1/2034	10,098	11,259
Pool# G08023 6.50%, 11/1/2034	18,940	20,977
Pool# A33137 6.50%, 1/1/2035	2,835	3,140
Pool# G08064 6.50%, 4/1/2035	9,295	10,428
Pool# G01947 7.00%, 5/1/2035	9,879	10,979
Pool# G08088 6.50%, 10/1/2035	90,437	100,165
Pool# A39759 5.50%, 11/1/2035	8,000	8,653
Pool# A40376 5.50%, 12/1/2035	7,691	8,277
Pool# A42305 5.50%, 1/1/2036	19,769	21,200
Pool# A41548 7.00%, 1/1/2036	12,524	13,604
Pool# G08111 5.50%, 2/1/2036	26,978	29,195
Pool# A43886 5.50%, 3/1/2036	340,378	375,163
Pool# A43861 5.50%, 3/1/2036	49,322	52,509
Pool# G08116 5.50%, 3/1/2036	28,338	30,672
Pool# A43534 6.50%, 3/1/2036	1,684	1,865
Pool# A48735 5.50%, 5/1/2036	9,817	10,452
Pool# G08136 6.50%, 6/1/2036	12,104	13,406
Pool# A53039 6.50%, 10/1/2036	34,046	37,708
Pool# A53219 6.50%, 10/1/2036	981	1,087
Pool# A57803 6.50%, 2/1/2037	37,421	41,446

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FHLMC Gold Pool (continued)
Pool# G04251 6.50%, 4/1/2038	$5,228	$5,797
Pool# A79540 6.50%, 7/1/2038	1,595	1,767
Pool# G04569 6.50%, 8/1/2038	6,967	7,716
Pool# A84252 6.50%, 1/1/2039	20,322	22,507
Pool# A84287 6.50%, 1/1/2039	10,956	12,182
Pool# G05535 4.50%, 7/1/2039	935,675	979,007
Pool# A91165 5.00%, 2/1/2040	1,593,489	1,697,920
Pool# G60342 4.50%, 5/1/2042	191,240	200,392
Pool# G60195 4.00%, 6/1/2042	469,030	480,278
Pool# G07158 3.50%, 10/1/2042	299,676	299,262
Pool# Q12051 3.50%, 10/1/2042	176,525	176,280
Pool# G07163 3.50%, 10/1/2042	149,854	149,645
Pool# Q11532 3.50%, 10/1/2042	122,916	122,746
Pool# C09020 3.50%, 11/1/2042	642,818	641,923
Pool# G07264 3.50%, 12/1/2042	314,517	314,079
Pool# Q14292 3.50%, 1/1/2043	60,235	60,151
Pool# Q14881 3.50%, 1/1/2043	58,073	57,993
Pool# Q15884 3.00%, 2/1/2043	628,734	610,963
Pool# V80002 2.50%, 4/1/2043	325,637	303,335
Pool# Q16915 3.00%, 4/1/2043	593,526	576,793
Pool# Q17675 3.50%, 4/1/2043	298,620	298,205
Pool# Q18523 3.50%, 5/1/2043	823,940	822,795
Pool# Q18751 3.50%, 6/1/2043	1,182,495	1,180,855
Pool# G07410 3.50%, 7/1/2043	113,590	113,432
Pool# Q20332 3.50%, 7/1/2043	27,472	27,434
Pool# G07459 3.50%, 8/1/2043	574,284	573,485
Pool# G60038 3.50%, 1/1/2044	845,315	844,139
Pool# Q26869 4.00%, 6/1/2044	919,134	939,487
Pool# G07946 4.00%, 7/1/2044	156,562	160,269
Pool# Q28607 3.50%, 9/1/2044	164,860	164,630
Pool# G61231 3.50%, 9/1/2044	27,739	27,701
Pool# Q30833 4.00%, 1/1/2045	15,317	15,612
Pool# G60400 4.50%, 1/1/2045	155,788	162,733
Pool# Q34165 4.00%, 6/1/2045	282,241	287,704
Pool# V81873 4.00%, 8/1/2045	41,311	42,110
Pool# Q38357 4.00%, 1/1/2046	14,365	14,610
Pool# G61365 4.50%, 1/1/2046	162,965	169,178
Pool# Q39434 3.50%, 3/1/2046	63,991	63,680
Pool# Q39440 4.00%, 3/1/2046	19,714	20,095
Pool# G08704 4.50%, 4/1/2046	31,803	32,987
Pool# Q40097 4.50%, 4/1/2046	2,657	2,756
Pool# G60582 3.50%, 5/1/2046	171,316	170,318
Pool# Q40718 3.50%, 5/1/2046	63,639	63,229
Pool# G08707 4.00%, 5/1/2046	288,463	293,756
Pool# G08708 4.50%, 5/1/2046	22,940	23,794
Pool# Q40728 4.50%, 5/1/2046	4,148	4,302
Pool# Q41903 3.50%, 7/1/2046	303,424	301,346
Pool# Q41491 3.50%, 7/1/2046	43,421	43,114
Pool# Q41935 3.50%, 7/1/2046	21,141	20,997
Pool# Q41947 4.50%, 7/1/2046	14,611	15,155
Pool# G08715 3.00%, 8/1/2046	406,645	392,293
Pool# Q42596 3.50%, 8/1/2046	284,206	282,138
Pool# Q42393 3.50%, 8/1/2046	55,450	55,035
Pool# Q42203 3.50%, 8/1/2046	40,590	40,354
Pool# G61323 3.00%, 9/1/2046	369,599	358,996
Pool# G08721 3.00%, 9/1/2046	303,396	292,688
Pool# V82617 3.50%, 9/1/2046	178,690	177,353
Pool# G08722 3.50%, 9/1/2046	51,866	51,478
Pool# G60733 4.50%, 9/1/2046	60,753	63,548
Pool# G60722 3.00%, 10/1/2046	498,845	481,472
Pool# Q44035 3.00%, 10/1/2046	362,864	350,057
Pool# G61257 3.00%, 11/1/2046	695,364	670,264
Pool# Q44452 3.00%, 11/1/2046	147,918	142,652
Pool# G08732 3.00%, 11/1/2046	47,399	45,712
Pool# Q44223 3.50%, 11/1/2046	39,310	38,989
Pool# Q44473 3.50%, 11/1/2046	38,402	38,091
Pool# G08734 4.00%, 11/1/2046	402,403	410,186
Pool# V82849 3.00%, 12/1/2046	1,893,249	1,829,585
Pool# G08737 3.00%, 12/1/2046	1,600,500	1,544,013
Pool# G60989 3.00%, 12/1/2046	216,856	209,198

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FHLMC Gold Pool (continued)
Pool# Q45878 3.00%, 12/1/2046	$56,329	$54,335
Pool# G08738 3.50%, 12/1/2046	1,407,053	1,395,816
Pool# Q45024 3.50%, 12/1/2046	80,994	80,367
Pool# G08741 3.00%, 1/1/2047	382,604	368,767
Pool# G08747 3.00%, 2/1/2047	595,521	574,163
Pool# G08748 3.50%, 2/1/2047	81,442	80,777
Pool# G08749 4.00%, 2/1/2047	704,676	717,721
Pool# G08751 3.50%, 3/1/2047	373,052	370,004
Pool# Q47592 3.50%, 4/1/2047	180,111	178,624
Pool# Q47484 3.50%, 4/1/2047	73,643	72,988
Pool# G60988 3.00%, 5/1/2047	1,150,964	1,110,857
Pool# Q48098 3.50%, 5/1/2047	280,227	278,014
Pool# G61390 3.00%, 6/1/2047	314,799	303,365
Pool# G61011 4.50%, 6/1/2047	179,234	186,338
Pool# V83270 3.50%, 7/1/2047	137,299	136,091
Pool# G61339 3.00%, 8/1/2047	129,324	124,637
Pool# G08774 3.50%, 8/1/2047	208,975	207,154
Pool# Q49917 3.50%, 8/1/2047	94,643	93,801
Pool# G08779 3.50%, 9/1/2047	1,903,661	1,886,904
Pool# G61295 3.50%, 9/1/2047	197,345	196,275
Pool# Q52075 4.00%, 11/1/2047	421,535	429,448
Pool# V83598 3.50%, 12/1/2047	119,914	118,836
Pool# G67707 3.50%, 1/1/2048	238,022	237,027
Pool# T65458 3.50%, 2/1/2048	599,498	590,015
Pool# G61311 3.50%, 2/1/2048	442,674	438,688
Pool# Q54460 4.00%, 2/1/2048	197,443	201,063
Pool# G61298 4.00%, 2/1/2048	25,000	25,500
Pool# Q54727 3.50%, 3/1/2048	99,425	98,526
Pool# G08805 4.00%, 3/1/2048	1,779,624	1,807,625
Pool# Q55401 5.00%, 4/1/2048	35,251	37,251
Pool# V84237 3.50%, 5/1/2048	443,493	439,485
Pool# G08820 4.50%, 5/1/2048	685,503	711,031
Pool# G67713 4.00%, 6/1/2048	50,000	51,001
Pool# G67712 4.00%, 6/1/2048	24,659	25,245
Pool# G08824 4.00%, 7/1/2048	3,040,368	3,088,206
Pool# G08827 4.50%, 7/1/2048	368,609	382,447
Pool# Q57402 4.50%, 7/1/2048	27,000	28,094
Pool# G08831 4.00%, 8/1/2048	475,000	482,577
FHLMC Non Gold Pool
Pool# 1B8478 3.50%, 7/1/2041(a)	116,487	122,029
Pool# 2B0108 3.65%, 1/1/2042(a)	6,711	7,033
FHLMC TBA
3.00%, 1/15/2029	2,021,000	1,999,319
2.50%, 8/15/2033	1,614,000	1,559,602
3.50%, 8/15/2033	229,000	230,838
4.50%, 11/15/2040	541,000	560,912
4.00%, 9/15/2043	2,560,754	2,599,819
3.50%, 6/15/2044	2,356,000	2,333,373
3.00%, 8/15/2048	2,384,000	2,296,048
FNMA Pool
Pool# 969977 5.00%, 5/1/2023	124,914	127,065
Pool# AA2549 4.00%, 4/1/2024	75,981	77,842
Pool# 935348 5.50%, 6/1/2024	12,039	12,055
Pool# AC1374 4.00%, 8/1/2024	85,300	87,597
Pool# AC1529 4.50%, 9/1/2024	36,155	37,120
Pool# AD0244 4.50%, 10/1/2024	29,623	30,392
Pool# AD4089 4.50%, 5/1/2025	278,906	288,284
Pool# 890216 4.50%, 7/1/2025	51,810	53,553
Pool# AH1361 3.50%, 12/1/2025	185,563	187,459
Pool# AH1518 3.50%, 12/1/2025	94,978	95,869
Pool# AE6384 4.00%, 1/1/2026	17,511	17,940
Pool# AL0298 4.00%, 5/1/2026	261,071	267,951
Pool# AB4277 3.00%, 1/1/2027	789,371	786,827
Pool# AP4746 3.00%, 8/1/2027	128,188	127,775
Pool# AP7855 3.00%, 9/1/2027	800,247	797,666
Pool# AP4640 3.00%, 9/1/2027	86,971	86,691
Pool# AQ5096 3.00%, 11/1/2027	174,306	173,744
Pool# AB6887 3.00%, 11/1/2027	135,087	134,652
Pool# AQ4532 3.00%, 11/1/2027	111,469	111,110
Pool# AQ3758 3.00%, 11/1/2027	87,576	87,293
Pool# AQ7406 3.00%, 11/1/2027	86,354	86,075
Pool# AB6886 3.00%, 11/1/2027	68,938	68,715
Pool# AQ2884 3.00%, 12/1/2027	78,113	77,862
Pool# AS0487 2.50%, 9/1/2028	314,593	306,788
Pool# 930998 4.50%, 4/1/2029	42,045	43,718

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# MA0243 5.00%, 11/1/2029	$22,127	$23,382
Pool# BM1507 2.50%, 12/1/2029	122,629	119,519
Pool# AL8077 3.50%, 12/1/2029	26,281	26,619
Pool# MA0268 5.00%, 12/1/2029	18,224	19,260
Pool# AX7727 2.50%, 3/1/2030	483,807	470,435
Pool# AD5655 5.00%, 5/1/2030	41,475	43,832
Pool# AB1038 5.00%, 5/1/2030	27,115	28,658
Pool# MA0443 5.00%, 5/1/2030	26,132	27,618
Pool# AS5412 2.50%, 7/1/2030	69,938	68,004
Pool# AS5420 3.00%, 7/1/2030	101,744	101,165
Pool# AL7152 3.50%, 7/1/2030	655,069	662,970
Pool# AS5702 2.50%, 8/1/2030	536,400	521,572
Pool# AZ4898 2.50%, 8/1/2030	351,746	342,018
Pool# AY8448 3.00%, 8/1/2030	327,555	325,692
Pool# AZ5718 3.00%, 9/1/2030	420,463	418,072
Pool# AZ2953 3.00%, 9/1/2030	410,764	408,425
Pool# MA0559 5.00%, 9/1/2030	10,446	11,040
Pool# AS6060 3.00%, 10/1/2030	472,654	469,963
Pool# AZ9234 3.50%, 10/1/2030	31,685	32,002
Pool# AS6272 2.50%, 12/1/2030	101,655	98,845
Pool# AH1515 4.00%, 12/1/2030	392,700	401,883
Pool# AD0716 6.50%, 12/1/2030	264,869	292,038
Pool# BA6532 2.50%, 1/1/2031	87,618	85,196
Pool# MA0641 4.00%, 2/1/2031	394,862	404,145
Pool# 560868 7.50%, 2/1/2031	506	512
Pool# BC0774 3.00%, 3/1/2031	73,799	73,311
Pool# AS6919 3.50%, 3/1/2031	82,222	83,125
Pool# BC5968 2.50%, 4/1/2031	122,315	118,538
Pool# AL8561 3.50%, 6/1/2031	63,687	64,386
Pool# AS8028 2.50%, 9/1/2031	302,041	292,935
Pool# BM1888 2.50%, 10/1/2031	899,081	876,650
Pool# MA2775 2.50%, 10/1/2031	609,629	591,264
Pool# AS8038 2.50%, 10/1/2031	336,326	326,193
Pool# BC4777 2.50%, 10/1/2031	200,787	194,735
Pool# AS8612 3.00%, 10/1/2031	132,984	131,840
Pool# 607212 7.50%, 10/1/2031	2,692	2,743
Pool# 607632 6.50%, 11/1/2031	87	95
Pool# MA2830 2.50%, 12/1/2031	225,948	219,139
Pool# BM3814 2.50%, 12/1/2031	152,355	148,025
Pool# MA2871 3.00%, 1/1/2032	239,998	237,933
Pool# AS8609 3.00%, 1/1/2032	115,638	114,643
Pool# AL9786 3.00%, 1/1/2032	82,994	82,522
Pool# AL9585 3.50%, 1/1/2032	30,092	30,423
Pool# BM1036 2.50%, 2/1/2032	982,436	951,527
Pool# AS8767 3.00%, 2/1/2032	103,962	103,080
Pool# AL9740 3.00%, 2/1/2032	52,000	51,560
Pool# AL9871 3.00%, 2/1/2032	41,608	41,286
Pool# BM1007 2.50%, 3/1/2032	250,576	242,692
Pool# AL9899 3.00%, 3/1/2032	155,946	154,623
Pool# BM3269 2.50%, 4/1/2032	246,233	238,486
Pool# MA1029 3.50%, 4/1/2032	343,446	347,024
Pool# AS9695 3.50%, 5/1/2032	144,723	146,253
Pool# BM4088 3.00%, 6/1/2032	98,956	98,171
Pool# 890786 3.50%, 6/1/2032	98,629	99,739
Pool# MA1107 3.50%, 7/1/2032	93,494	94,469
Pool# BH6610 3.50%, 7/1/2032	30,031	30,325
Pool# BM1669 3.00%, 8/1/2032	49,429	49,107
Pool# BH5355 3.50%, 8/1/2032	44,540	44,985
Pool# MA1166 3.50%, 9/1/2032	538,515	544,127
Pool# CA0586 2.50%, 10/1/2032	25,576	24,771
Pool# BH9391 3.50%, 10/1/2032	32,972	33,305
Pool# MA3188 3.00%, 11/1/2032	600,533	595,441
Pool# BM3389 3.00%, 11/1/2032	99,625	98,858
Pool# BM3977 3.00%, 12/1/2032	224,904	222,969
Pool# BM3947 3.00%, 1/1/2033	350,745	347,727
Pool# BM3919 3.00%, 2/1/2033	48,924	48,547
Pool# 656559 6.50%, 2/1/2033	25,707	28,163
Pool# 694846 6.50%, 4/1/2033	8,253	9,042
Pool# AB9402 3.00%, 5/1/2033	241,894	239,422
Pool# AB9403 3.00%, 5/1/2033	98,745	97,735

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# AB9300 3.00%, 5/1/2033	$87,501	$86,609
Pool# MA3372 4.00%, 5/1/2033	74,849	76,850
Pool# 254767 5.50%, 6/1/2033	607,826	656,296
Pool# MA1527 3.00%, 8/1/2033	490,584	485,574
Pool# 750229 6.50%, 10/1/2033	21,968	24,067
Pool# 725228 6.00%, 3/1/2034	627,046	685,604
Pool# 725424 5.50%, 4/1/2034	687,274	744,510
Pool# 788027 6.50%, 9/1/2034	17,478	19,148
Pool# 735141 5.50%, 1/1/2035	351,213	380,826
Pool# 735227 5.50%, 2/1/2035	388,298	420,251
Pool# AL4260 5.50%, 9/1/2036	49,101	53,177
Pool# 310104 5.50%, 8/1/2037	376,505	407,866
Pool# 955194 7.00%, 11/1/2037	214,931	240,803
Pool# AC9890 4.01%, 4/1/2040(a)	594,950	621,179
Pool# AB1735 3.50%, 11/1/2040	8,577	8,503
Pool# AB2067 3.50%, 1/1/2041	453,059	452,609
Pool# AB2068 3.50%, 1/1/2041	263,037	262,776
Pool# 932888 3.50%, 1/1/2041	147,684	147,537
Pool# 932891 3.50%, 1/1/2041	27,979	27,951
Pool# AL6521 5.00%, 4/1/2041	935,292	1,000,285
Pool# AL5863 4.50%, 6/1/2041	596,412	622,082
Pool# AJ1249 3.29%, 9/1/2041(a)	129,582	135,892
Pool# AI9920 4.00%, 9/1/2041	17,887	18,300
Pool# AI9851 4.50%, 9/1/2041	60,018	62,798
Pool# AL0761 5.00%, 9/1/2041	653,875	699,421
Pool# AJ5431 4.50%, 10/1/2041	110,630	115,401
Pool# AL0933 5.00%, 10/1/2041	130,686	139,701
Pool# AJ4861 4.00%, 12/1/2041	241,026	246,638
Pool# AL1437 2.73%, 1/1/2042(a)	82,949	87,238
Pool# AX5316 4.50%, 1/1/2042	22,693	23,773
Pool# AL2499 4.50%, 1/1/2042	10,251	10,761
Pool# AX5297 5.00%, 1/1/2042	30,208	32,312
Pool# AW8167 3.50%, 2/1/2042	597,677	597,083
Pool# AK0714 3.67%, 2/1/2042(a)	14,799	15,506
Pool# AB5185 3.50%, 5/1/2042	413,829	413,268
Pool# AO3575 4.50%, 5/1/2042	62,286	64,630
Pool# 890621 5.00%, 5/1/2042	90,401	96,697
Pool# AO4647 3.50%, 6/1/2042	685,461	684,409
Pool# AO8036 4.50%, 7/1/2042	1,016,782	1,063,142
Pool# AP1961 2.44%, 8/1/2042(a)	135,703	140,609
Pool# AP2092 4.50%, 8/1/2042	33,442	34,700
Pool# AP6579 3.50%, 9/1/2042	763,625	762,867
Pool# AP7489 4.00%, 9/1/2042	524,542	536,622
Pool# AP6756 4.00%, 9/1/2042	15,136	15,463
Pool# AL2782 4.50%, 9/1/2042	95,888	100,169
Pool# AB6524 3.50%, 10/1/2042	1,350,650	1,348,088
Pool# AB7074 3.00%, 11/1/2042	1,097,206	1,067,085
Pool# AB6786 3.50%, 11/1/2042	450,594	449,495
Pool# AL2677 3.50%, 11/1/2042	204,466	204,263
Pool# AB7362 3.00%, 12/1/2042	602,040	585,285
Pool# MA1273 3.50%, 12/1/2042	333,288	332,938
Pool# AR4210 3.50%, 1/1/2043	274,788	274,069
Pool# AR8213 3.50%, 4/1/2043	287,555	287,269
Pool# AB9238 3.00%, 5/1/2043	756,820	735,667
Pool# AB9237 3.00%, 5/1/2043	535,561	520,592
Pool# AB9236 3.00%, 5/1/2043	122,637	119,213
Pool# AB9362 3.50%, 5/1/2043	542,362	540,746
Pool# AT4145 3.00%, 6/1/2043	266,030	258,606
Pool# AB9814 3.00%, 7/1/2043	721,994	701,836
Pool# AS0203 3.00%, 8/1/2043	318,785	309,863
Pool# AS0255 4.50%, 8/1/2043	242,390	252,845
Pool# AL6951 3.50%, 10/1/2043	485,233	484,139
Pool# AS2276 4.50%, 4/1/2044	418,215	436,238
Pool# AW1006 4.00%, 5/1/2044	181,230	186,096
Pool# AL7767 4.50%, 6/1/2044	14,645	15,347
Pool# AS3161 4.00%, 8/1/2044	544,385	554,163
Pool# CA0688 3.50%, 10/1/2044	275,047	274,769
Pool# BC5090 4.00%, 10/1/2044	78,799	80,313
Pool# AS3946 4.00%, 12/1/2044	659,893	675,997
Pool# BM3804 3.50%, 2/1/2045	51,696	51,541

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# AL9555 4.00%, 2/1/2045	$1,630,024	$1,667,865
Pool# AX9524 4.00%, 2/1/2045	513,713	527,588
Pool# AS4418 4.00%, 2/1/2045	360,861	370,606
Pool# AS4375 4.00%, 2/1/2045	248,821	255,541
Pool# AL6889 4.50%, 2/1/2045	110,045	115,256
Pool# AY1312 3.50%, 3/1/2045	1,077,346	1,072,939
Pool# AS4578 4.00%, 3/1/2045	173,130	177,806
Pool# BM3664 3.00%, 5/1/2045	457,965	445,126
Pool# AS4921 3.50%, 5/1/2045	734,675	730,753
Pool# AS5012 4.00%, 5/1/2045	677,747	696,052
Pool# AL7207 4.50%, 8/1/2045	136,402	142,871
Pool# AZ2947 4.00%, 9/1/2045	421,354	428,466
Pool# BA2164 3.00%, 11/1/2045	96,880	93,597
Pool# AS6213 4.00%, 11/1/2045	44,077	44,829
Pool# AS6282 3.50%, 12/1/2045	1,211,361	1,204,155
Pool# AS6311 3.50%, 12/1/2045	942,222	936,325
Pool# BC0326 3.50%, 12/1/2045	217,855	216,491
Pool# BC0092 3.50%, 12/1/2045	78,356	77,866
Pool# BC0475 3.50%, 12/1/2045	46,172	45,884
Pool# AS6362 4.50%, 12/1/2045	30,026	31,363
Pool# AS6474 3.50%, 1/1/2046	159,429	158,984
Pool# AS6539 3.50%, 1/1/2046	143,710	143,309
Pool# AS6527 4.00%, 1/1/2046	145,679	148,078
Pool# BC1158 3.50%, 2/1/2046	1,155,929	1,148,694
Pool# BC2667 4.00%, 2/1/2046	47,380	48,159
Pool# AL9781 4.50%, 2/1/2046	224,832	235,591
Pool# BC0300 3.50%, 3/1/2046	191,598	189,954
Pool# BA6972 4.00%, 3/1/2046	61,481	62,490
Pool# BC0823 3.50%, 4/1/2046	221,544	220,192
Pool# AS7026 4.00%, 4/1/2046	285,724	290,601
Pool# AS7251 4.00%, 5/1/2046	363,160	369,125
Pool# AS7593 3.50%, 7/1/2046	867,346	861,918
Pool# AS7594 3.50%, 7/1/2046	822,727	817,578
Pool# AS7545 3.50%, 7/1/2046	348,120	345,995
Pool# AL8824 3.50%, 7/1/2046	102,466	102,146
Pool# BC1452 4.00%, 7/1/2046	986,091	1,002,722
Pool# MA2705 3.00%, 8/1/2046	580,857	560,679
Pool# BC1489 3.00%, 8/1/2046	51,259	49,572
Pool# BD1425 3.50%, 8/1/2046	973,608	967,514
Pool# BD4890 3.50%, 8/1/2046	737,351	732,737
Pool# AS7760 4.00%, 8/1/2046	238,083	242,656
Pool# AS7648 4.00%, 8/1/2046	211,873	215,490
Pool# AS7795 4.00%, 8/1/2046	159,828	162,559
Pool# BD3911 4.00%, 8/1/2046	25,584	26,004
Pool# BD3923 4.00%, 8/1/2046	21,800	22,157
Pool# AS7770 4.50%, 8/1/2046	28,690	29,886
Pool# AL8947 3.50%, 9/1/2046	31,697	31,498
Pool# AL9263 3.00%, 10/1/2046	107,526	103,853
Pool# AL9234 3.50%, 10/1/2046	58,183	57,982
Pool# BC4766 4.50%, 10/1/2046	40,229	41,743
Pool# AS8154 4.50%, 10/1/2046	28,035	29,180
Pool# BC9003 3.00%, 11/1/2046	153,008	147,693
Pool# MA2806 3.00%, 11/1/2046	28,715	27,718
Pool# AS8369 3.50%, 11/1/2046	639,591	635,588
Pool# BE5067 3.50%, 11/1/2046	473,151	470,190
Pool# BE5038 4.00%, 11/1/2046	27,066	27,851
Pool# MA2833 3.00%, 12/1/2046	2,967,817	2,864,720
Pool# AS8483 3.00%, 12/1/2046	773,039	746,185
Pool# AS8488 3.00%, 12/1/2046	143,509	138,772
Pool# BC9067 3.00%, 12/1/2046	139,761	134,906
Pool# AS8509 3.00%, 12/1/2046	29,564	28,606
Pool# BM1121 3.50%, 12/1/2046	536,561	533,534
Pool# AS8572 3.50%, 12/1/2046	469,595	466,551
Pool# AS8492 3.50%, 12/1/2046	121,186	120,728
Pool# MA2863 3.00%, 1/1/2047	1,233,290	1,190,448
Pool# AS8650 3.00%, 1/1/2047	992,431	957,956
Pool# AL9697 3.00%, 1/1/2047	376,999	364,548
Pool# AS8647 3.00%, 1/1/2047	274,407	265,027
Pool# AS8692 3.50%, 1/1/2047	305,184	303,529
Pool# BM3204 3.50%, 1/1/2047	219,933	219,138

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# BD2450 3.50%, 1/1/2047	$153,265	$152,282
Pool# BD2440 3.50%, 1/1/2047	76,482	75,992
Pool# AL9774 3.50%, 1/1/2047	73,751	73,564
Pool# BE7115 4.50%, 1/1/2047	20,795	21,577
Pool# MA2895 3.00%, 2/1/2047	4,461,610	4,306,536
Pool# BM3688 3.50%, 2/1/2047	501,767	498,626
Pool# BD5046 3.50%, 2/1/2047	88,090	87,518
Pool# AL9848 3.00%, 3/1/2047	852,531	822,900
Pool# AL9859 3.00%, 3/1/2047	339,354	327,559
Pool# AS8966 4.00%, 3/1/2047	84,271	85,711
Pool# AS9463 3.50%, 4/1/2047	398,612	396,363
Pool# AS9451 3.50%, 4/1/2047	393,114	390,562
Pool# BD7122 4.00%, 4/1/2047	742,467	755,157
Pool# AS9467 4.00%, 4/1/2047	22,728	23,189
Pool# AS9562 3.00%, 5/1/2047	69,781	67,355
Pool# BE9590 3.50%, 5/1/2047	758,536	753,434
Pool# BM3237 3.50%, 5/1/2047	279,687	279,828
Pool# AS9577 3.50%, 5/1/2047	211,549	210,127
Pool# AS9586 4.00%, 5/1/2047	1,256,159	1,284,032
Pool# BM1268 4.00%, 5/1/2047	367,965	375,481
Pool# BE3670 3.50%, 6/1/2047	487,884	484,565
Pool# AS9794 3.50%, 6/1/2047	228,381	227,164
Pool# BM3549 4.00%, 6/1/2047	320,871	326,216
Pool# BE3702 4.00%, 6/1/2047	201,201	204,466
Pool# BM1295 4.50%, 6/1/2047	184,328	192,152
Pool# BE9624 4.50%, 6/1/2047	106,830	110,849
Pool# BM3801 3.00%, 7/1/2047	345,809	333,791
Pool# BM1551 3.50%, 7/1/2047	303,265	301,554
Pool# AS9909 3.50%, 7/1/2047	166,522	165,583
Pool# AS9973 4.00%, 7/1/2047	25,583	26,020
Pool# MA3087 3.50%, 8/1/2047	592,049	587,930
Pool# BM1658 3.50%, 8/1/2047	284,222	282,398
Pool# BH7375 3.50%, 8/1/2047	166,659	165,487
Pool# CA0123 4.00%, 8/1/2047	374,426	382,764
Pool# BH2597 4.00%, 8/1/2047	257,535	261,937
Pool# CA0407 3.50%, 9/1/2047	460,156	456,918
Pool# CA0265 4.00%, 9/1/2047	817,068	831,034
Pool# CA0487 3.50%, 10/1/2047	844,968	839,023
Pool# BM1959 3.50%, 10/1/2047	302,436	301,292
Pool# CA0493 4.00%, 10/1/2047	605,163	614,981
Pool# CA0549 4.00%, 10/1/2047	166,332	169,175
Pool# CA0693 3.50%, 11/1/2047	672,658	667,840
Pool# BM3358 3.50%, 11/1/2047	77,546	77,763
Pool# CA0696 4.00%, 11/1/2047	573,883	583,194
Pool# CA0808 4.00%, 11/1/2047	176,524	179,541
Pool# BM3191 4.00%, 11/1/2047	76,235	77,525
Pool# BM3379 3.00%, 12/1/2047	467,372	452,301
Pool# MA3211 4.00%, 12/1/2047	1,326,346	1,349,418
Pool# BJ1699 4.00%, 12/1/2047	225,452	229,967
Pool# BH7040 4.50%, 12/1/2047	61,860	64,400
Pool# BJ4546 3.50%, 1/1/2048	215,462	213,610
Pool# CA1015 4.00%, 1/1/2048	332,836	338,320
Pool# CA1025 4.50%, 1/1/2048	1,193,909	1,242,943
Pool# CA1242 3.50%, 2/1/2048	128,491	128,164
Pool# MA3277 4.00%, 2/1/2048	453,082	460,541
Pool# BK1972 4.50%, 3/1/2048	56,000	58,378
Pool# CA1510 3.50%, 4/1/2048	171,720	170,258
Pool# CA1531 3.50%, 4/1/2048	50,799	50,670
Pool# CA1551 4.00%, 4/1/2048	2,886,498	2,935,803
Pool# CA1560 4.50%, 4/1/2048	118,069	123,151
Pool# BJ2681 5.00%, 4/1/2048	44,162	46,667
Pool# BM4024 3.50%, 5/1/2048	26,725	26,655
Pool# MA3358 4.50%, 5/1/2048	667,662	692,784
Pool# CA1898 4.50%, 6/1/2048	178,577	187,145
Pool# CA1951 4.00%, 7/1/2048	174,324	177,302
Pool# CA1988 4.50%, 7/1/2048	1,243,297	1,290,078
FNMA TBA
3.50%, 10/25/2027	465,000	469,105
3.00%, 2/25/2029	629,598	623,819
2.50%, 4/25/2029	1,039,000	1,005,598
5.50%, 8/25/2034	23,000	24,562
5.00%, 4/25/2037	12,000	12,675
4.00%, 9/25/2043	123,750	125,703
3.50%, 4/25/2044	188,000	186,271
3.00%, 5/25/2044	2,701,000	2,603,300

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA TBA (continued)
2.50%, 8/25/2048	$750,000	$699,199
4.50%, 8/25/2048	190,000	197,080
GNMA I Pool
Pool# 279461 9.00%, 11/15/2019	110	111
Pool# 376510 7.00%, 5/15/2024	804	840
Pool# 457801 7.00%, 8/15/2028	1,910	2,020
Pool# 486936 6.50%, 2/15/2029	1,055	1,173
Pool# 502969 6.00%, 3/15/2029	2,718	2,948
Pool# 487053 7.00%, 3/15/2029	1,668	1,788
Pool# 781014 6.00%, 4/15/2029	2,463	2,700
Pool# 509099 7.00%, 6/15/2029	2,398	2,442
Pool# 470643 7.00%, 7/15/2029	9,390	9,756
Pool# 434505 7.50%, 8/15/2029	41	41
Pool# 416538 7.00%, 10/15/2029	132	133
Pool# 524269 8.00%, 11/15/2029	4,456	4,478
Pool# 781124 7.00%, 12/15/2029	7,241	8,221
Pool# 507396 7.50%, 9/15/2030	31,705	32,716
Pool# 531352 7.50%, 9/15/2030	1,940	1,985
Pool# 536334 7.50%, 10/15/2030	134	137
Pool# 540659 7.00%, 1/15/2031	615	621
Pool# 486019 7.50%, 1/15/2031	691	709
Pool# 535388 7.50%, 1/15/2031	423	430
Pool# 537406 7.50%, 2/15/2031	276	278
Pool# 528589 6.50%, 3/15/2031	24,808	27,231
Pool# 508473 7.50%, 4/15/2031	3,074	3,332
Pool# 544470 8.00%, 4/15/2031	1,969	1,973
Pool# 781287 7.00%, 5/15/2031	3,460	3,897
Pool# 781319 7.00%, 7/15/2031	1,038	1,193
Pool# 485879 7.00%, 8/15/2031	6,604	7,233
Pool# 572554 6.50%, 9/15/2031	33,434	36,700
Pool# 781328 7.00%, 9/15/2031	3,413	3,904
Pool# 555125 7.00%, 9/15/2031	532	537
Pool# 550991 6.50%, 10/15/2031	807	886
Pool# 571267 7.00%, 10/15/2031	819	900
Pool# 574837 7.50%, 11/15/2031	1,534	1,561
Pool# 555171 6.50%, 12/15/2031	959	1,053
Pool# 781380 7.50%, 12/15/2031	1,047	1,218
Pool# 781481 7.50%, 1/15/2032	5,169	5,995
Pool# 580972 6.50%, 2/15/2032	140	153
Pool# 781401 7.50%, 2/15/2032	2,992	3,491
Pool# 781916 6.50%, 3/15/2032	54,012	59,733
Pool# 552474 7.00%, 3/15/2032	3,608	3,981
Pool# 781478 7.50%, 3/15/2032	1,982	2,309
Pool# 781429 8.00%, 3/15/2032	3,437	4,073
Pool# 781431 7.00%, 4/15/2032	12,604	14,532
Pool# 552616 7.00%, 6/15/2032	29,743	32,608
Pool# 570022 7.00%, 7/15/2032	11,034	12,205
Pool# 595077 6.00%, 10/15/2032	6,329	6,937
Pool# 596657 7.00%, 10/15/2032	3,087	3,145
Pool# 552903 6.50%, 11/15/2032	92,509	101,546
Pool# 552952 6.00%, 12/15/2032	4,905	5,328
Pool# 602102 6.00%, 2/15/2033	11,296	12,252
Pool# 588192 6.00%, 2/15/2033	5,505	6,009
Pool# 553144 5.50%, 4/15/2033	20,690	22,447
Pool# 604243 6.00%, 4/15/2033	9,340	10,238
Pool# 611526 6.00%, 5/15/2033	6,370	6,909
Pool# 553320 6.00%, 6/15/2033	25,135	27,569
Pool# 573916 6.00%, 11/15/2033	25,431	27,584
Pool# 604788 6.50%, 11/15/2033	58,235	63,923
Pool# 781688 6.00%, 12/15/2033	31,235	34,225
Pool# 604875 6.00%, 12/15/2033	25,425	27,873
Pool# 781690 6.00%, 12/15/2033	12,666	14,187
Pool# 781699 7.00%, 12/15/2033	4,796	5,312
Pool# 621856 6.00%, 1/15/2034	24,994	27,110
Pool# 564799 6.00%, 3/15/2034	49,737	54,394
Pool# 630038 6.50%, 8/15/2034	48,345	53,067
Pool# 781804 6.00%, 9/15/2034	35,681	39,089
Pool# 781847 6.00%, 12/15/2034	27,331	29,968
Pool# 486921 5.50%, 2/15/2035	9,278	10,069
Pool# 781902 6.00%, 2/15/2035	29,153	31,963
Pool# 649513 5.50%, 10/15/2035	218,733	235,280
Pool# 649510 5.50%, 10/15/2035	137,694	149,451

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
GNMA I Pool (continued)
Pool# 652207 5.50%, 3/15/2036	$32,390	$34,717
Pool# 655519 5.00%, 5/15/2036	36,266	37,867
Pool# 652539 5.00%, 5/15/2036	15,957	16,966
Pool# 606308 5.50%, 5/15/2036	22,905	25,051
Pool# 606314 5.50%, 5/15/2036	5,327	5,710
Pool# 656666 6.00%, 6/15/2036	26,967	29,719
Pool# 657912 6.50%, 8/15/2036	3,566	3,915
Pool# 704630 5.50%, 7/15/2039	43,332	46,519
Pool# 757039 4.00%, 12/15/2040	291,811	301,327
Pool# 757038 4.00%, 12/15/2040	224,921	232,820
Pool# 755656 4.00%, 12/15/2040	91,979	95,214
Pool# 757044 4.00%, 12/15/2040	89,567	92,068
Pool# 742235 4.00%, 12/15/2040	84,363	86,698
Pool# 755655 4.00%, 12/15/2040	61,622	63,640
Pool# 757043 4.00%, 12/15/2040	46,450	48,069
Pool# 756631 4.00%, 12/15/2040	25,010	25,891
Pool# 755959 4.00%, 1/15/2041	199,207	206,169
Pool# 742244 4.00%, 1/15/2041	195,048	201,429
Pool# 753826 4.00%, 1/15/2041	85,179	87,968
Pool# 690662 4.00%, 1/15/2041	67,167	68,861
Pool# 719486 4.00%, 1/15/2041	31,889	32,636
Pool# 757557 4.00%, 2/15/2041	43,884	45,295
Pool# 757555 4.00%, 2/15/2041	41,357	42,556
Pool# AD6012 3.50%, 4/15/2043	376,055	378,082
Pool# AD7471 3.50%, 4/15/2043	373,339	375,351
Pool# AA6307 3.50%, 4/15/2043	243,512	244,825
Pool# AD9472 3.50%, 4/15/2043	206,044	207,155
Pool# AD7472 3.50%, 4/15/2043	180,101	181,072
Pool# AB3946 3.50%, 4/15/2043	122,396	122,754
Pool# AA6403 3.00%, 5/15/2043	844,852	830,376
Pool# 783781 3.50%, 6/15/2043	109,000	109,590
Pool# 784459 3.00%, 12/15/2046	123,525	120,669
Pool# 784355 4.00%, 12/15/2046	100,927	103,405
Pool# 784500 3.00%, 2/15/2047	170,700	166,760
Pool# 784458 3.50%, 12/15/2047	292,103	293,377
Pool# 3851 5.50%, 5/20/2036	189,953	204,513
Pool# 4559 5.00%, 10/20/2039	293,171	314,275
Pool# 4715 5.00%, 6/20/2040	297,132	321,781
Pool# 4747 5.00%, 7/20/2040	164,281	176,506
Pool# 4771 4.50%, 8/20/2040	498,331	524,825
Pool# 4834 4.50%, 10/20/2040	1,310,980	1,380,829
Pool# 737727 4.00%, 12/20/2040	963,718	992,447
Pool# 737730 4.00%, 12/20/2040	295,776	304,550
Pool# 4923 4.50%, 1/20/2041	188,578	198,604
Pool# 4978 4.50%, 3/20/2041	28,502	30,017
Pool# 5017 4.50%, 4/20/2041	309,173	325,603
Pool# 5082 4.50%, 6/20/2041	519,933	547,526
Pool# 5175 4.50%, 9/20/2041	373,773	393,554
Pool# 675523 3.50%, 3/20/2042	376,005	376,736
Pool# MA0392 3.50%, 9/20/2042	1,361,549	1,373,112
Pool# MA0534 3.50%, 11/20/2042	771,966	778,522
Pool# MA0852 3.50%, 3/20/2043	837,009	844,118
Pool# MA0934 3.50%, 4/20/2043	985,929	994,303
Pool# AF1001 3.50%, 6/20/2043	285,052	285,870
Pool# MA1376 4.00%, 10/20/2043	853,900	879,727
Pool# AJ9335 3.50%, 10/20/2044	28,000	28,054
Pool# MA2754 3.50%, 4/20/2045	336,524	337,516
Pool# MA2824 2.50%, 5/20/2045	423,262	400,777
Pool# MA2825 3.00%, 5/20/2045	321,147	314,885
Pool# MA2891 3.00%, 6/20/2045	2,107,825	2,066,722
Pool# AO1103 3.50%, 9/20/2045	620,992	622,140
Pool# AO1099 3.50%, 9/20/2045	21,141	21,180
Pool# MA3106 4.00%, 9/20/2045	120,858	124,511
Pool# MA3172 3.00%, 10/20/2045	229,238	224,767
Pool# MA3173 3.50%, 10/20/2045	14,943	14,987
Pool# MA3174 4.00%, 10/20/2045	22,493	23,173
Pool# MA3243 3.00%, 11/20/2045	199,609	195,716
Pool# MA3244 3.50%, 11/20/2045	275,000	276,150
Pool# MA3309 3.00%, 12/20/2045	401,129	393,307
Pool# MA3310 3.50%, 12/20/2045	51,260	51,411

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
GNMA II Pool (continued)
Pool# MA3377 4.00%, 1/20/2046	$61,821	$63,690
Pool# 784119 3.00%, 2/20/2046	792,101	778,164
Pool# MA3521 3.50%, 3/20/2046	667,170	668,932
Pool# MA3522 4.00%, 3/20/2046	648,068	666,056
Pool# MA3596 3.00%, 4/20/2046	375,274	367,994
Pool# MA3597 3.50%, 4/20/2046	120,076	120,355
Pool# MA3662 3.00%, 5/20/2046	676,277	662,775
Pool# MA3735 3.00%, 6/20/2046	773,655	756,795
Pool# MA3736 3.50%, 6/20/2046	2,304,956	2,309,264
Pool# MA3802 3.00%, 7/20/2046	1,358,119	1,328,553
Pool# MA3804 4.00%, 7/20/2046	58,970	60,538
Pool# MA3873 3.00%, 8/20/2046	1,343,711	1,314,459
Pool# MA3876 4.50%, 8/20/2046	22,478	23,644
Pool# MA3936 3.00%, 9/20/2046	1,178,959	1,153,683
Pool# MA3939 4.50%, 9/20/2046	13,047	13,716
Pool# MA4004 3.50%, 10/20/2046	938,267	939,587
Pool# MA4126 3.00%, 12/20/2046	2,503,830	2,446,482
Pool# MA4127 3.50%, 12/20/2046	568,239	568,893
Pool# MA4196 3.50%, 1/20/2047	77,221	77,310
Pool# MA4261 3.00%, 2/20/2047	579,329	565,985
Pool# MA4262 3.50%, 2/20/2047	4,040,677	4,045,333
Pool# MA4321 3.50%, 3/20/2047	1,700,277	1,702,236
Pool# MA4382 3.50%, 4/20/2047	604,178	604,874
Pool# AZ1974 3.50%, 4/20/2047	245,143	245,599
Pool# MA4585 3.00%, 7/20/2047	505,148	493,119
Pool# BC1888 3.50%, 8/20/2047	350,925	351,615
Pool# MA4652 3.50%, 8/20/2047	280,528	280,852
Pool# MA4653 4.00%, 8/20/2047	47,971	49,086
Pool# 784408 3.50%, 10/20/2047	155,801	156,216
Pool# MA4837 3.50%, 11/20/2047	675,183	675,961
Pool# MA4838 4.00%, 11/20/2047	2,184,228	2,234,993
Pool# MA4900 3.50%, 12/20/2047	734,413	735,260
Pool# 784421 3.50%, 12/20/2047	292,799	293,783
Pool# MA4962 3.50%, 1/20/2048	1,769,483	1,771,522
Pool# MA5078 4.00%, 3/20/2048	1,294,520	1,324,607
Pool# 784480 3.50%, 4/20/2048	121,847	122,218
Pool# 784479 3.50%, 4/20/2048	75,789	76,133
Pool# 784481 3.50%, 4/20/2048	26,825	26,848
Pool# MA5137 4.00%, 4/20/2048	322,308	329,799
Pool# BD4034 4.00%, 4/20/2048	74,916	76,865
Pool# MA5192 4.00%, 5/20/2048	1,884,523	1,928,612
Pool# MA5265 4.50%, 6/20/2048	229,552	238,805
Pool# MA5266 5.00%, 6/20/2048	31,934	33,579
Pool# MA5331 4.50%, 7/20/2048	408,000	424,174
GNMA TBA
5.00%, 3/20/2039	34,000	35,647
4.50%, 10/20/2041	1,561,000	1,621,123
3.00%, 11/15/2042	199,000	194,165
4.00%, 6/20/2044	1,040,500	1,063,749
3.50%, 12/20/2044	3,549,000	3,550,525
3.00%, 2/20/2045	2,691,000	2,623,410
2.50%, 8/15/2048	175,000	165,165

Total Mortgage-Backed Securities (cost $236,148,865)		231,669,405

Municipal Bonds 0.8%

	Principal Amount	Value
California 0.4%
Bay Area Toll Authority, RB
Series F-2, 6.26%, 4/1/2049	150,000	205,372
Series S-3, 6.91%, 10/1/2050	100,000	144,083
California State, GO, 7.60%, 11/1/2040	100,000	150,381
East Bay Municipal Utility District, RB, 5.87%, 6/1/2040	100,000	125,830
Los Angeles Community College District, GO, 6.75%, 8/1/2049	100,000	144,407
Los Angeles Unified School District, GO, Series RY, 6.76%, 7/1/2034	100,000	130,862
Los Angeles, Department of Water & Power, RB, Series D, 6.57%, 7/1/2045	210,000	292,971
San Diego County Water Authority, RB, Series B, 6.14%, 5/1/2049	125,000	163,103
Santa Clara Valley Transportation Authority, RB, Series A, 5.88%, 4/1/2032	200,000	232,290
State of California, GO 7.55%, 4/1/2039	125,000	184,506
7.30%, 10/1/2039	200,000	282,300
7.63%, 3/1/2040	320,000	471,245
University of California, RB
Series AX, 3.06%, 7/1/2025	50,000	48,663
Series R, 5.77%, 5/15/2043	50,000	61,102
Series AD, 4.86%, 5/15/2112	200,000	207,946

		2,845,061

Connecticut 0.0%†
State of Connecticut, GO, Series D, 5.09%, 10/1/2030	200,000	212,932

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Bond Index Fund

Municipal Bonds (continued)

	Principal Amount	Value

Georgia 0.0%†
Municipal Electric Authority of Georgia, Refunding, RB, Series A, 6.66%, 4/1/2057	$150,000	$186,859

Illinois 0.1%
State of Illinois, GO, 5.10%, 6/1/2033	535,000	519,319

Massachusetts 0.0%†
Commonwealth of Massachusetts, RB, Series A, 5.73%, 6/1/2040	150,000	186,828

New Jersey 0.1%
New Jersey Economic Development Authority, RB, NATL-RE Insured, Series A, 7.43%, 2/15/2029	150,000	181,489
New Jersey Turnpike Authority, RB, Series F, 7.41%, 1/1/2040	265,000	382,080
Rutgers-State University of New Jersey, RB, Series H, 5.67%, 5/1/2040	250,000	296,563

		860,132

New York 0.1%
Metropolitan Transportation Authority, RB, Series C, 7.34%, 11/15/2039	140,000	202,652
New York City Municipal Water Finance Authority, Water and Sewer System Revenue Taxable, Second General Resolution, RB, 5.88%, 6/15/2044	100,000	129,078
New York City Transitional Finance Authority, Future Tax Secured, RB, Series B, 5.57%, 11/1/2038	100,000	118,111
New York Urban Development Corporation, State Personal Income Tax, RB, Series B, 2.10%, 3/15/2022	170,000	166,615
Port Authority of New York & New Jersey, RB 6.04%, 12/1/2029	300,000	359,361
4.46%, 10/1/2062	100,000	105,163

		1,080,980

Oregon 0.0%†
Oregon School Boards Association, Limited Tax Pension, GO, AGM Insured, 5.53%, 6/30/2028	200,000	222,848

Texas 0.1%
Dallas Independent School District, Texas School Building, GO, PSF-GTD, Series C, 6.45%, 2/15/2035	150,000	161,845
Texas State Taxable Build America Bond, GO, 5.52%, 4/1/2039	50,000	61,565
Texas Transportation Commission, RB, Series B, 5.18%, 4/1/2030	100,000	112,820

		336,230

Wisconsin 0.0%†
State of Wisconsin Bond, RB, Series C, 3.15%, 5/1/2027	20,000	19,300

Total Municipal Bonds (cost $5,823,453)		6,470,489

Supranational 1.7%

	Principal Amount	Value
African Development Bank, 1.38%, 2/12/2020	500,000	489,698
Asian Development Bank 1.75%, 1/10/2020	500,000	493,364
1.50%, 1/22/2020	750,000	737,020
1.75%, 6/8/2021	500,000	484,141
2.50%, 11/2/2027	500,000	475,204
European Investment Bank 1.25%, 12/16/2019	1,000,000	980,437
1.38%, 6/15/2020	500,000	487,238
1.63%, 6/15/2021	500,000	482,449
1.38%, 9/15/2021	750,000	715,883
2.25%, 3/15/2022	750,000	732,111
2.50%, 10/15/2024	500,000	484,048
Inter-American Development Bank 1.75%, 10/15/2019	1,000,000	989,099
1.63%, 5/12/2020	750,000	736,207
1.88%, 3/15/2021	250,000	243,646
2.13%, 1/18/2022	500,000	485,855
1.75%, 9/14/2022	250,000	237,886
International Bank for Reconstruction & Development 0.88%, 8/15/2019	2,000,000	1,964,980
1.88%, 10/7/2019	1,000,000	991,210
1.13%, 11/27/2019	1,000,000	980,230
7.63%, 1/19/2023	677,000	805,981

Total Supranational (cost $14,213,004)		13,996,687

U.S. Government Agency Securities 2.0%

	Principal Amount	Value
FHLB 1.38%, 5/28/2019	2,000,000	1,983,346
3.63%, 6/11/2021	1,200,000	1,225,622
5.50%, 7/15/2036	300,000	385,960
FHLMC 2.38%, 2/16/2021	2,000,000	1,979,230
1.13%, 8/12/2021	1,137,000	1,081,437
2.38%, 1/13/2022	2,000,000	1,967,706
6.75%, 9/15/2029	388,000	511,834
6.75%, 3/15/2031	400,000	539,619
6.25%, 7/15/2032	365,000	482,312
FNMA 1.00%, 8/28/2019	3,500,000	3,445,134
1.25%, 8/17/2021	785,000	749,451
2.13%, 4/24/2026	1,000,000	931,241
6.25%, 5/15/2029	500,000	634,545
Tennessee Valley Authority, 4.88%, 1/15/2048	300,000	360,365

Total U.S. Government Agency Securities (cost $16,183,470)		16,277,802

U.S. Treasury Obligations 35.9%

	Principal Amount	Value
U.S. Treasury Bonds 8.13%, 8/15/2019	1,500,000	1,585,957
8.13%, 8/15/2021	1,800,000	2,080,055
7.13%, 2/15/2023	1,000,000	1,181,406
6.25%, 8/15/2023	869,000	1,007,191
6.00%, 2/15/2026	1,444,500	1,744,685
6.13%, 11/15/2027	1,000,000	1,255,625
5.50%, 8/15/2028	1,000,000	1,218,516
4.50%, 5/15/2038	500,000	609,512
4.50%, 8/15/2039	185,000	226,611
4.38%, 11/15/2039	280,000	337,980
3.88%, 8/15/2040	600,000	678,398
4.25%, 11/15/2040	500,000	595,859
3.75%, 8/15/2041	1,500,000	1,668,398

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Bond Index Fund

U.S. Treasury Obligations (continued)

	Principal Amount	Value
U.S. Treasury Bonds (continued)
3.13%, 11/15/2041	$2,000,000	$2,018,281
3.13%, 2/15/2042	2,650,000	2,674,119
3.13%, 2/15/2043	1,250,000	1,259,814
3.63%, 8/15/2043	4,200,000	4,596,867
3.75%, 11/15/2043	1,850,000	2,066,291
3.63%, 2/15/2044	1,000,000	1,095,781
3.38%, 5/15/2044	1,700,000	1,788,586
3.13%, 8/15/2044	2,400,000	2,418,281
3.00%, 11/15/2044	8,000,000	7,880,938
3.00%, 5/15/2045	800,000	788,000
2.88%, 8/15/2045	2,500,000	2,404,004
3.00%, 11/15/2045	3,200,000	3,151,375
2.50%, 2/15/2046	2,500,000	2,228,809
2.50%, 5/15/2046	2,950,000	2,627,920
2.88%, 11/15/2046	3,200,000	3,072,625
3.00%, 2/15/2047	1,400,000	1,377,961
3.00%, 5/15/2047	1,600,000	1,573,688
2.75%, 8/15/2047	1,000,000	935,781
U.S. Treasury Notes
1.50%, 11/30/2019	2,000,000	1,972,344
1.75%, 11/30/2019	2,500,000	2,473,535
1.63%, 12/31/2019	3,990,000	3,937,787
1.38%, 1/31/2020	2,500,000	2,455,566
1.38%, 2/15/2020	5,000,000	4,906,836
3.63%, 2/15/2020	2,610,000	2,649,456
1.25%, 2/29/2020	2,100,000	2,055,785
1.38%, 2/29/2020	2,000,000	1,961,797
1.38%, 3/31/2020	5,500,000	5,387,637
1.13%, 4/30/2020	1,500,000	1,461,270
1.50%, 5/15/2020	2,500,000	2,449,805
3.50%, 5/15/2020	2,000,000	2,029,062
1.50%, 5/31/2020	4,500,000	4,407,188
1.50%, 7/15/2020	3,500,000	3,422,070
1.38%, 8/31/2020	1,000,000	973,477
2.13%, 8/31/2020	2,000,000	1,977,109
1.75%, 10/31/2020	5,500,000	5,384,844
2.63%, 11/15/2020	2,360,000	2,354,653
1.63%, 11/30/2020	2,000,000	1,950,469
1.75%, 12/31/2020	8,000,000	7,818,750
2.38%, 12/31/2020	3,000,000	2,975,391
2.25%, 2/15/2021	6,000,000	5,927,109
3.63%, 2/15/2021	2,500,000	2,553,320
2.25%, 3/31/2021	3,000,000	2,961,328
2.25%, 4/30/2021	2,000,000	1,973,438
3.13%, 5/15/2021	1,250,000	1,262,061
1.38%, 5/31/2021	2,000,000	1,924,609
1.13%, 6/30/2021	2,000,000	1,908,672
2.13%, 6/30/2021	3,500,000	3,437,793
1.13%, 9/30/2021	1,900,000	1,805,148
2.00%, 11/15/2021	1,000,000	975,313
1.75%, 11/30/2021	2,000,000	1,933,906
1.88%, 11/30/2021	2,000,000	1,942,109
2.00%, 12/31/2021	2,000,000	1,948,203
1.50%, 1/31/2022	5,000,000	4,784,375
1.75%, 2/28/2022	7,000,000	6,751,172
1.88%, 2/28/2022	3,500,000	3,389,941
1.75%, 3/31/2022	4,000,000	3,853,750
1.75%, 4/30/2022	2,000,000	1,924,922
1.88%, 4/30/2022	2,000,000	1,933,750
1.75%, 5/15/2022	1,700,000	1,635,453
1.75%, 5/31/2022	2,000,000	1,923,203
1.75%, 6/30/2022	1,000,000	960,586
2.13%, 6/30/2022	500,000	487,324
1.88%, 7/31/2022	4,000,000	3,857,812
2.00%, 7/31/2022	4,500,000	4,361,484
1.63%, 8/15/2022	1,200,000	1,145,625
1.63%, 8/31/2022	5,000,000	4,769,922
1.88%, 8/31/2022	3,500,000	3,372,578
1.75%, 9/30/2022	2,000,000	1,915,937
1.88%, 9/30/2022	2,500,000	2,406,934
2.00%, 11/30/2022	1,400,000	1,352,969
2.13%, 12/31/2022	5,500,000	5,338,437
1.50%, 2/28/2023	1,000,000	942,695
1.50%, 3/31/2023	2,500,000	2,354,395
1.63%, 4/30/2023	2,000,000	1,892,187
1.63%, 5/31/2023	2,000,000	1,890,234
1.38%, 6/30/2023	2,700,000	2,518,277
2.50%, 8/15/2023	3,800,000	3,737,656
1.38%, 8/31/2023	3,700,000	3,441,434
2.75%, 11/15/2023	3,000,000	2,983,242
2.13%, 11/30/2023	3,900,000	3,756,645
2.25%, 1/31/2024	1,000,000	968,203
2.75%, 2/15/2024	1,500,000	1,490,098
2.13%, 2/29/2024	3,500,000	3,363,965
2.13%, 3/31/2024	1,000,000	960,352
2.50%, 5/15/2024	1,700,000	1,664,406
2.00%, 5/31/2024	3,500,000	3,333,203
2.00%, 6/30/2024	1,500,000	1,427,168
2.13%, 7/31/2024	1,500,000	1,436,191
1.88%, 8/31/2024	1,000,000	943,438
2.13%, 9/30/2024	2,000,000	1,912,031
2.25%, 10/31/2024	1,000,000	962,461
2.25%, 11/15/2024	3,160,000	3,039,895
2.13%, 11/30/2024	1,200,000	1,145,672
2.50%, 1/31/2025	1,500,000	1,463,145
2.00%, 2/15/2025	2,000,000	1,890,469
2.75%, 2/28/2025	1,500,000	1,485,059
2.13%, 5/15/2025	1,600,000	1,521,250
2.00%, 8/15/2025	3,500,000	3,294,102
2.25%, 11/15/2025	1,500,000	1,432,852
1.63%, 5/15/2026	4,190,000	3,807,171
1.50%, 8/15/2026	4,000,000	3,586,719
2.00%, 11/15/2026	2,700,000	2,511,316
2.25%, 2/15/2027	5,300,000	5,019,059
2.38%, 5/15/2027	4,000,000	3,821,250
2.25%, 8/15/2027	3,500,000	3,302,988
2.25%, 11/15/2027	7,000,000	6,595,313

Total U.S. Treasury Obligations (cost $303,023,041)		295,767,869

Short-Term Investments 1.0%

	Shares	Value
Money Market Fund 1.0%
Fidelity Investments Money Market Prime Money Market Portfolio - Institutional Class, 2.06%(g)	8,607,889	8,611,332
Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.84%(g)(h)	40,144	40,144

Total Short-Term Investments (cost $8,651,411)		8,651,476

Repurchase Agreement 0.0%†

	Principal Amount	Value
BNP Paribas Securities Corp. 1.91%, dated 7/31/2018, due 8/1/2018, repurchase price $361,122, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.75%, maturing 2/15/2019 - 5/15/2024; total market value $368,325.(h)	$361,103	361,103

Total Repurchase Agreement (cost $361,103)		361,103

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Bond Index Fund

Value
Total Investments (cost $835,119,763) — 99.9%	$822,064,420

Other assets in excess of liabilities — 0.1%	597,912

NET ASSETS — 100.0%	$822,662,332

(a)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2018.

(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of July 31, 2018.
(c)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at July 31, 2018 was $2,661,752 which represents 0.32% of net assets.

(d)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at July 31, 2018.
(e)

The security or a portion of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $388,778, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $40,144 and $361,103, respectively, a total value of $401,247.

(f)	Investment in affiliate.
(g)	Represents 7-day effective yield as of July 31, 2018.
(h)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2018 was $401,247.
†	Amount rounds to less than 0.1%.

Currency:

USD	United States Dollar

ACES	Alternative Credit Enhancement Services
AGM	Assured Guaranty Municipal Corp.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bond
RE	Reinsured
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
TBA	To Be Announced; Security is subject to delayed delivery

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Bond Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$3,437,644	$—	$3,437,644
Commercial Mortgage-Backed Securities	—	18,865,316	—	18,865,316
Corporate Bonds	—	215,181,330	—	215,181,330
Foreign Government Securities	—	11,385,299	—	11,385,299
Mortgage-Backed Securities	—	231,669,405	—	231,669,405
Municipal Bonds	—	6,470,489	—	6,470,489
Repurchase Agreement	—	361,103	—	361,103
Short-Term Investments	8,651,476	—	—	8,651,476
Supranational	—	13,996,687	—	13,996,687
U.S. Government Agency Securities	—	16,277,802	—	16,277,802
U.S. Treasury Obligations	—	295,767,869	—	295,767,869

Total	$8,651,476	$813,412,944	$—	$822,064,420

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2018 (Unaudited)

Nationwide California Intermediate Tax Free Bond Fund

(formerly, Nationwide HighMark California Intermediate Tax Free Bond Fund)

Municipal Bonds 97.4%

	Principal Amount	Value
California 90.0%
Alum Rock Union Elementary School District, Election 2012, GO, Series C, 5.00%, 8/1/2029	$595,000	$691,188
Atascadero, Unified School District, Election 2010, GO, AGM Insured, Series A, 5.25%, 8/1/2025	345,000	379,155
Burlingame Financing Authority, Storm Drainage, RB 5.00%, 7/1/2027	305,000	357,762
5.00%, 7/1/2028	400,000	465,772
California Educational Facilities Authority, Pepperdine University, Prerefunded, RB, 5.00%, 9/1/2024	270,000	304,752
California Educational Facilities Authority, Pepperdine University, Unrefunded Balance, RB, 5.00%, 9/1/2024	185,000	207,490
California Infrastructure & Economic Development Bank, Science Center Phase II Project, RB, Series A, 5.00%, 5/1/2031	910,000	1,046,363
California Municipal Finance Authority, LINXS APM Project, RB, Series A, 5.00%, 12/31/2043	470,000	526,508
California Municipal Finance Authority, Refunding, RB, Series A, 3.00%, 7/1/2028	1,205,000	1,183,635
California State, GO, 5.00%, 11/1/2024	2,000,000	2,148,080
California State, Public Works Board, Lease Revenue, Regents of the University of California, ETM, RB, Series G, 5.00%, 12/1/2021	1,000,000	1,110,170
California State, University, Systemwide, Refunding, RB Series A, 5.00%, 11/1/2025	1,000,000	1,056,900
Series A, 5.00%, 11/1/2026	1,500,000	1,584,825
California Statewide Communities Development Authority, Viamonte Senior Living 1 Project, RB, Series A, 3.50%, 7/1/2034	750,000	748,170
Cerritos, Community College District, Election 2004, Prerefunded Balance, GO, Series C, 5.25%, 8/1/2025	750,000	778,800
Chino Valley, Unified School District, Election 2002, Refunding, GO, Series A, 5.00%, 8/1/2023	975,000	1,093,209
City of Rohnert Park, Sewer Revenue, Refunding, RB, AGM Insured, 5.00%, 6/1/2029	260,000	310,073
City of Upland, San Antonio Regional Hospital, COP, 5.00%, 1/1/2034	400,000	445,044
Downey California Public Financing Authority, Lease Revenue, RB, 5.00%, 12/1/2030	540,000	635,483
Dublin Unified School District, Election 2016, GO, Series B, 4.00%, 8/1/2043	620,000	649,605
Hawthorne city Subordinate Tax Allocation, Successor Agency to the Community Redevelopment Agency, Refunding, Tax Allocation, AGM Insured, 5.00%, 9/1/2029	500,000	576,440
Imperial, Irrigation District, Electric Revenue, Refunding, RB Series C, 5.00%, 11/1/2026	2,600,000	2,801,500
Series C, 5.00%, 11/1/2027	700,000	832,846
Series C, 5.00%, 11/1/2028	580,000	686,459
Series C, 5.00%, 11/1/2032	500,000	576,490
Kern Country Water Agency, Improvement District No 4, Refunding, RB, AGM Insured, Series A, 5.00%, 5/1/2029	1,555,000	1,827,203
Kern, High School District, Refunding, GO, 5.00%, 8/1/2022	885,000	995,209
Lincoln, Unified School District, Election 2012, GO, Series C, 5.00%, 8/1/2024	250,000	291,420
Long Beach, Harbor Revenue, Refunding, RB, Series B, 5.00%, 5/15/2024	1,845,000	1,954,980
Long Beach, Unified School District, Election 2008, Unrefunded Balance, GO Series B, 5.25%, 8/1/2024	60,000	62,255
Series A, 5.25%, 8/1/2025	100,000	103,759
Los Angeles, Airport Department Revenue, Los Angeles International Airport, RB, Series D, 5.00%, 5/15/2024	1,130,000	1,200,862
Los Angeles, Airport Department Revenue, Los Angeles International Airport, Refunding, RB Series A, 5.25%, 5/15/2022	500,000	515,145
Series A, 5.00%, 5/15/2023	1,000,000	1,062,900
Los Angeles, Harbor Department Revenue, RB Series A, 5.00%, 8/1/2020	2,090,000	2,164,676
Series A, 5.25%, 8/1/2021	350,000	363,440
Los Angeles, Unified School District, Refunding, GO, Series B, 2.00%, 7/1/2029	1,500,000	1,322,325
Madera, Unified School District, Election 2006, GO, NATL Insured, 0.00%, 8/1/2028(a)	1,500,000	1,080,330
Merced, Community College District, Refunding, GO, 5.00%, 8/1/2025	1,000,000	1,159,560
Milpitas Redevelopment Agency, Refunding, Tax Allocation, 5.00%, 9/1/2027	1,155,000	1,351,096
Modesto, Irrigation District, Capital Improvements, COP, Series A, 5.50%, 10/1/2025	1,500,000	1,538,955
Modesto, Irrigation District, Electric Revenue, Refunding, RB, Series A, 5.00%, 7/1/2021	750,000	821,858
Montebello, Unified School District, Election 2016, GO, Series A, 4.00%, 8/1/2046	500,000	513,090
Mount Diablo, Unified School District, Refunding, GO, 5.00%, 8/1/2026	300,000	327,246
Northern California Transmission Agency, Refunding, RB, Series A, 5.00%, 5/1/2022	665,000	683,022
Ontario Montclair School District, Refunding, GO, AGM Insured, Series B, 4.00%, 8/1/2033	500,000	531,655

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide California Intermediate Tax Free Bond Fund

(formerly, Nationwide HighMark California Intermediate Tax Free Bond Fund)

Municipal Bonds (continued)

	Principal Amount	Value
California (continued)
Oxnard, School District, Election 2012, GO, AGM Insured, Series D, 5.25%, 8/1/2026	$250,000	$297,770
Peralta, Community College District, Refunding, GO, 5.00%, 8/1/2020	1,240,000	1,325,585
Perris, Unified High School District, Refunding, GO, BAM Insured, 5.00%, 9/1/2024	1,000,000	1,161,000
Pioneers Memorial Healthcare District, RB, 5.00%, 10/1/2032	500,000	526,910
Rancho Cucamonga Redevelopment Agency Successor Agency, Refunding, Tax Allocation, NATL Insured, 4.00%, 9/1/2033	1,000,000	1,055,090
Sacramento, Municipal Utility District Electric, RB, AGM Insured Series U, 5.00%, 8/15/2023	1,040,000	1,041,435
Series U, 5.00%, 8/15/2024	595,000	595,824
San Diego, Community College District, Refunding, GO, 5.00%, 8/1/2024	1,000,000	1,126,180
San Leandro, Unified School District, Refunding, GO, AGM Insured, Series B, 5.00%, 8/1/2024	1,000,000	1,164,450
San Mateo, Flood Control District, Refunding, RB, 5.00%, 8/1/2025	610,000	727,181
San Mateo, Joint Powers Financing Authority, Lease Revenue, San Mateo County, Capital Projects, Refunding, RB, Series A, 5.25%, 7/15/2024	1,000,000	1,052,050
Southern California, Public Power Authority, Transmission Project Revenue, Sub-Southern Transmission, Unrefunded, RB, Series A, 5.00%, 7/1/2023	120,000	121,770
State of California, GO, 5.00%, 11/1/2035	1,500,000	1,767,150
State of California, GO, AGM Insured, 5.25%, 8/1/2032	455,000	568,272
Stockton California, Unified School District, Election 2012, GO, BAM Insured, Series B, 5.00%, 8/1/2026	810,000	946,615
Successor Agency to the Commerce Community Development Commission Tax Allocation Refunding, AGM Insured, Series A, 5.00%, 8/1/2029	1,625,000	1,888,413
Tracy Community Development Agency, Refunding, Tax Allocation, AGM Insured, 5.00%, 8/1/2029	1,000,000	1,159,570
Travis, Unified School District, COP, BAM Insured, Series B, 4.00%, 9/1/2028	200,000	218,304
Union City Community Redevelopment Agency, Refunding, Tax Allocation, Series A, 5.00%, 10/1/2032	555,000	639,182
University of California, Limited Project Revenue, Refunding, RB, Series G, 5.00%, 5/15/2022	935,000	1,049,846
Upland, Unified School District, Refunding, GO, 5.00%, 8/1/2025	500,000	550,020
Vista, Unified School District, Refunding, GO, 5.00%, 8/1/2024	300,000	335,511

		60,385,833

Guam 2.2%
Guam Government Waterworks Authority, Waste Water System Revenue, Refunding, RB 5.00%, 7/1/2028	1,000,000	1,136,690
5.00%, 7/1/2029	315,000	356,489

		1,493,179

Puerto Rico 5.2%
Puerto Rico Commonwealth Highway and Transportation Authority, Unrefunded Balance, RB, AGM Insured, Series D, 5.00%, 7/1/2032	965,000	984,937
Puerto Rico Commonwealth Highway and Transportation Authority, Unrefunded Balance, RB, NATL Insured, Series J, 5.00%, 7/1/2029	1,240,000	1,241,215
Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax, RB, AMBAC Insured, Series A, 0.00%, 7/1/2036(a)	1,185,000	444,517
Puerto Rico Electric Power Authority, Refunding, RB, AGC Insured, Series UU, 5.00%, 7/1/2026	290,000	298,483
Puerto Rico Municipal Finance Agency, Refunding, RB, AGM Insured, Series A, 5.00%, 8/1/2030	540,000	552,074

		3,521,226

Total Municipal Bonds (cost $64,311,906)		65,400,238

Short-Term Investment 2.1%

	Shares	Value
Money Market Fund 2.1%
Dreyfus AMT-Free Tax Exempt Cash Management - Institutional Shares, 0.92%(b)	1,385,879	1,385,879

Total Short-Term Investment (cost $1,385,879)		1,385,879

Total Investments (cost $65,697,785)(c) — 99.5%		66,786,117
Other assets in excess of liabilities — 0.5%		315,583

NET ASSETS — 100.0%		$67,101,700

(a)	Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.
(b)	Represents 7-day effective yield as of July 31, 2018.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide California Intermediate Tax Free Bond Fund

(formerly, Nationwide HighMark California Intermediate Tax Free Bond Fund)

(c)

Assured Guaranty Municipal Corp. and National Public Finance Guarantee Corp. have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where an entity has guaranteed, backed, or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. At July 31, 2018, the percentages attributed to Assured Guaranty Municipal Corp. were 17.78% and 5.06% respectively.

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Mutual
COP	Certificates of Participation
ETM	Escrowed to Maturity
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide California Intermediate Tax Free Bond Fund

(formerly, Nationwide HighMark California Intermediate Tax Free Bond Fund)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$—	$65,400,238	$—	$65,400,238
Short-Term Investment	1,385,879	—	—	1,385,879

Total	$1,385,879	$65,400,238	$—	$66,786,117

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

July 31, 2018 (Unaudited)

Nationwide Core Plus Bond Fund

Asset-Backed Security 0.1%

	Principal Amount	Value
Airlines 0.1%
United Airlines Pass-Through Trust, Series 2016-1, Class B, 3.65%, 1/7/2026	$957,176	$913,665

Total Asset-Backed Security (cost $945,008)		913,665

Collateralized Mortgage Obligations 1.3%

	Principal Amount	Value
FHLMC REMICS Series 4039, Class ME, 2.00%, 12/15/2040	866,949	835,460
Series 4026, Class WJ, 2.75%, 8/15/2041	2,723,582	2,658,752
JP Morgan Mortgage Trust, Series 2017-5, Class A1A, 3.00%, 10/26/2048(a)(b)	12,688,478	12,557,715

Total Collateralized Mortgage Obligations (cost $16,314,576)		16,051,927

Commercial Mortgage-Backed Securities 0.7%

	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, 6.01%, 2/15/2051(a)	49,640	50,957
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A4, 3.72%, 12/15/2048	8,500,000	8,497,637

Total Commercial Mortgage-Backed Securities (cost $8,783,098)		8,548,594

Corporate Bonds 59.2%

	Principal Amount	Value
Aerospace & Defense 1.3%
Bombardier, Inc., 8.75%, 12/1/2021(b)	120,000	132,450
DynCorp International, Inc., 10.38%, 11/30/2020(c)	126,881	131,792
Rockwell Collins, Inc., 3.20%, 3/15/2024	5,000,000	4,831,239
4.35%, 4/15/2047	8,450,000	8,298,744
TransDigm, Inc., 6.50%, 7/15/2024	125,000	127,969
Triumph Group, Inc., 5.25%, 6/1/2022	2,520,000	2,261,700

		15,783,894

Air Freight & Logistics 0.7%
FedEx Corp., 4.05%, 2/15/2048	6,910,000	6,379,591
United Parcel Service of America, Inc., 8.38%, 4/1/2020	2,500,000	2,714,307

		9,093,898

Airlines 0.1%
United Continental Holdings, Inc., 4.25%, 10/1/2022	1,000,000	977,500

Auto Components 1.3%
Allison Transmission, Inc., 5.00%, 10/1/2024(b)	65,000	63,863
American Axle & Manufacturing, Inc., 6.63%, 10/15/2022	2,056,000	2,107,400
Cooper Tire & Rubber Co., 8.00%, 12/15/2019	1,550,000	1,638,350
Dana Financing Luxembourg Sarl, 5.75%, 4/15/2025(b)	70,000	68,950
Icahn Enterprises LP, 6.00%, 8/1/2020	4,830,000	4,910,540
Lear Corp., 3.80%, 9/15/2027	7,063,000	6,638,968
Tenneco, Inc., 5.38%, 12/15/2024	75,000	70,406

		15,498,477

Banks 6.4%
Bank of America Corp., Series V, (ICE LIBOR USD 3 Month + 3.39%), 5.12%, 6/17/2019(d)(e)	150,000	152,349
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028(e)	4,869,000	4,578,947
Branch Banking & Trust Co., (ICE LIBOR USD 3 Month + 0.45%), 2.79%, 1/15/2020(e)	5,180,000	5,199,546
Capital One NA, 2.65%, 8/8/2022	6,500,000	6,231,425
Citigroup, Inc., 5.38%, 8/9/2020	3,360,000	3,494,333
2.90%, 12/8/2021	2,675,000	2,615,714
2.75%, 4/25/2022	5,000,000	4,845,363
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023(d)(e)	75,000	76,875
Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026(d)(e)	5,000,000	5,178,050
Citizens Financial Group, Inc., 4.30%, 12/3/2025	2,850,000	2,820,639
Huntington National Bank (The), 2.20%, 4/1/2019	9,995,000	9,961,936
JPMorgan Chase & Co., Series V, (ICE LIBOR USD 3 Month + 3.32%), 5.00%, 7/01/2019(d)(e)	140,000	141,330
3.63%, 5/13/2024	4,250,000	4,221,260
Mizuho Financial Group, Inc., (ICE LIBOR USD 3 Month + 0.79%), 3.11%, 3/5/2023(e)	16,250,000	16,274,509
National Westminster Bank plc, Series C, (ICE LIBID USD 3 Month + 0.25%), 2.56%, 8/28/2018(d)(e)	130,000	104,751
Simmons First National Corp., (ICE LIBOR USD 3 Month + 2.15%), 5.00%, 4/1/2028(e)	6,500,000	6,500,530
Standard Chartered plc, (ICE LIBOR USD 3 Month + 1.51%), 3.85%, 1/30/2027(b)(d)(e)	100,000	85,000
Wells Fargo & Co., Series K, (ICE LIBOR USD 3 Month + 3.77%), 6.11%, 9/15/2018(d)(e)	5,430,000	5,474,526

		77,957,083

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Biotechnology 1.2%
Biogen, Inc., 5.20%, 9/15/2045	$5,650,000	$6,061,760
Gilead Sciences, Inc., 3.65%, 3/1/2026	9,185,000	9,125,829

		15,187,589

Building Products 0.1%
Builders FirstSource, Inc., 5.63%, 9/1/2024(b)	131,000	128,380
Griffon Corp., 5.25%, 3/1/2022	1,000,000	971,250
Summit Materials LLC, 6.13%, 7/15/2023	60,000	60,900

		1,160,530

Capital Markets 4.1%
BGC Partners, Inc., 5.38%, 7/24/2023(b)	2,000,000	1,993,576
FMR LLC, 4.95%, 2/1/2033(b)	3,400,000	3,635,545
Goldman Sachs Group, Inc. (The), 2.35%, 11/15/2021	2,600,000	2,509,552
(ICE LIBOR USD 3 Month + 0.78%), 3.12%, 10/31/2022(e)	19,000,000	19,041,619
(ICE LIBOR USD 3 Month + 1.00%), 3.34%, 7/24/2023(e)	5,000,000	5,041,268
Morgan Stanley, Series H, (ICE LIBOR USD 3 Month + 3.61%), 5.45%, 7/15/2019(d)(e)	150,000	152,250
4.00%, 7/23/2025	8,330,000	8,337,424
7.25%, 4/1/2032	5,600,000	7,175,025
MSCI, Inc., 5.25%, 11/15/2024(b)	2,000,000	2,050,000
Trident Merger Sub, Inc., 6.63%, 11/1/2025(b)	50,000	47,000

		49,983,259

Chemicals 1.9%
Blue Cube Spinco LLC, 9.75%, 10/15/2023	2,765,000	3,131,362
Chevron Phillips Chemical Co. LLC, 3.40%, 12/1/2026(b)	6,365,000	6,195,346
Cornerstone Chemical Co., 6.75%, 8/15/2024(b)	1,000,000	980,000
FXI Holdings, Inc., 7.88%, 11/1/2024(b)	12,500,000	12,187,500
Kraton Polymers LLC, 7.00%, 4/15/2025(b)	70,000	72,100
NOVA Chemicals Corp., 5.25%, 6/1/2027(b)	125,000	116,999
WR Grace & Co.-Conn, 5.63%, 10/1/2024(b)	50,000	52,500

		22,735,807

Commercial Services & Supplies 1.3%
Garda World Security Corp., 8.75%, 5/15/2025(b)	30,000	30,150
Harland Clarke Holdings Corp., 8.38%, 8/15/2022(b)	150,000	143,430
LSC Communications, Inc., 8.75%, 10/15/2023(b)	3,500,000	3,425,625
Pitney Bowes, Inc., 4.38%, 5/15/2022(f)	7,000,000	6,387,500
Prime Security Services Borrower LLC, 9.25%, 5/15/2023(b)	4,867,000	5,213,774

		15,200,479

Communications Equipment 0.0%†
CommScope Technologies LLC, 6.00%, 6/15/2025(b)	130,000	133,900

Construction & Engineering 0.3%
AECOM, 5.88%, 10/15/2024	65,000	68,088
5.13%, 3/15/2027	75,000	72,750
Fluor Corp., 3.38%, 9/15/2021	3,860,000	3,856,112
Michael Baker International LLC, 8.75%, 3/1/2023(b)	85,000	83,831
Tutor Perini Corp., 6.88%, 5/1/2025(b)	60,000	59,550

		4,140,331

Consumer Finance 1.4%
American Express Co., 3.00%, 10/30/2024	5,512,000	5,275,921
Capital One Financial Corp., (ICE LIBOR USD 3 Month + 0.76%), 3.12%, 5/12/2020(e)	5,400,000	5,427,831
3.45%, 4/30/2021	5,335,000	5,313,152
Credit Acceptance Corp., 7.38%, 3/15/2023	60,000	63,000
Enova International, Inc., 9.75%, 6/1/2021	49,000	51,082
8.50%, 9/1/2024(b)	40,000	41,500
Navient Corp., 8.00%, 3/25/2020	65,000	68,575
Springleaf Finance Corp., 8.25%, 12/15/2020	190,000	205,675
SquareTwo Financial Corp., 0.00%, 5/24/2019(g)(h)	132,417	11,772

		16,458,508

Containers & Packaging 0.0%†
Owens-Brockway Glass Container, Inc., 5.00%, 1/15/2022(b)	75,000	75,000

Diversified Consumer Services 0.3%
Princeton University, 4.95%, 3/1/2019	3,446,000	3,492,812

Diversified Financial Services 1.2%
Block Financial LLC, 4.13%, 10/1/2020	2,385,000	2,396,455
5.25%, 10/1/2025	7,300,000	7,342,346
FBM Finance, Inc., 8.25%, 8/15/2021(b)	100,000	104,000
Jefferies Finance LLC, 7.25%, 8/15/2024(b)	3,950,000	3,871,000
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/2018	1,134,000	1,155,778
VFH Parent LLC, 6.75%, 6/15/2022(b)	65,000	66,869

		14,936,448

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Diversified Telecommunication Services 1.1%
Altice France SA, 7.38%, 5/1/2026(b)	$400,000	$395,500
CCO Holdings LLC, 5.88%, 4/1/2024(b)	200,000	203,500
5.75%, 2/15/2026(b)	50,000	49,688
5.50%, 5/1/2026(b)	220,000	216,150
5.13%, 5/1/2027(b)	5,000	4,773
5.00%, 2/1/2028(b)	75,000	70,453
Level 3 Financing, Inc., 5.38%, 5/1/2025	75,000	73,125
5.25%, 3/15/2026	125,000	120,313
Sprint Capital Corp., 8.75%, 3/15/2032	50,000	53,813
Verizon Communications, Inc., (ICE LIBOR USD 3 Month + 0.55%), 2.88%, 5/22/2020(e)	12,000,000	12,081,261

		13,268,576

Electrical Equipment 0.4%
Emerson Electric Co., 4.88%, 10/15/2019	4,933,000	5,062,154

Electronic Equipment, Instruments & Components 1.0%
CDW LLC, 5.50%, 12/1/2024	75,000	77,790
Corning, Inc., 7.25%, 8/15/2036	9,932,000	11,514,053

		11,591,843

Energy Equipment & Services 0.5%
Bristow Group, Inc., 6.25%, 10/15/2022(i)	1,075,000	827,750
8.75%, 3/1/2023(b)	3,500,000	3,430,000
Ensco plc, 7.75%, 2/1/2026	1,500,000	1,447,500
Transocean Phoenix 2 Ltd., 7.75%, 10/15/2024(b)	51,000	54,187
Transocean, Inc., 9.00%, 7/15/2023(b)	125,000	134,844
Weatherford International Ltd., 7.75%, 6/15/2021(i)	75,000	77,344
9.88%, 2/15/2024	85,000	86,275

		6,057,900

Equity Real Estate Investment Trusts (REITs) 0.6%
Equinix, Inc., 5.38%, 4/1/2023	60,000	61,500
5.38%, 5/15/2027	85,000	85,637
Government Properties Income Trust, 4.00%, 7/15/2022	4,500,000	4,439,418
MGM Growth Properties Operating Partnership LP, 4.50%, 9/1/2026	70,000	65,975
Uniti Group LP, 8.25%, 10/15/2023	1,250,000	1,168,750
VEREIT Operating Partnership LP, 4.88%, 6/1/2026	30,000	30,037
Vornado Realty LP, 3.50%, 1/15/2025	1,000,000	956,773

		6,808,090

Food & Staples Retailing 1.3%
Sysco Corp., 3.55%, 3/15/2025	2,600,000	2,549,262
4.85%, 10/1/2045	3,000,000	3,122,739
4.45%, 3/15/2048	7,000,000	6,917,556
Walmart, Inc., 3.63%, 12/15/2047	3,500,000	3,324,722

		15,914,279

Food Products 0.0%†
Dean Foods Co., 6.50%, 3/15/2023(b)	60,000	58,650
JBS USA LUX SA, 7.25%, 6/1/2021(b)	225,000	226,406
Post Holdings, Inc., 5.50%, 3/1/2025(b)	85,000	83,725

		368,781

Gas Utilities 0.0%†
AmeriGas Partners LP, 5.75%, 5/20/2027	75,000	71,719

Health Care Equipment & Supplies 0.0%†
DJO Finance LLC, 8.13%, 6/15/2021(b)	65,000	66,788
Hill-Rom Holdings, Inc., 5.75%, 9/1/2023(b)	75,000	76,125

		142,913

Health Care Providers & Services 1.4%
Anthem, Inc., 5.10%, 1/15/2044	4,680,000	4,881,540
Centene Corp., 4.75%, 1/15/2025	60,000	59,925
DaVita, Inc., 5.13%, 7/15/2024	60,000	58,387
5.00%, 5/1/2025	75,000	70,688
HCA, Inc., 7.50%, 2/15/2022	200,000	219,750
5.88%, 3/15/2022	2,500,000	2,627,375
5.00%, 3/15/2024	50,000	50,750
5.38%, 2/1/2025	115,000	116,437
5.25%, 6/15/2026	125,000	126,875
Laboratory Corp. of America Holdings, 3.60%, 9/1/2027	2,000,000	1,904,976
MEDNAX, Inc., 5.25%, 12/1/2023(b)	4,191,000	4,159,568
Molina Healthcare, Inc., 4.88%, 6/15/2025(b)	60,000	58,575
MPH Acquisition Holdings LLC, 7.13%, 6/1/2024(b)	85,000	87,975
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/2023(b)	2,000,000	2,120,000
WellCare Health Plans, Inc., 5.25%, 4/1/2025	60,000	60,375

		16,603,196

Hotels, Restaurants & Leisure 1.1%
Caesars Resort Collection LLC, 5.25%, 10/15/2025(b)	75,000	72,187
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/2024	65,000	62,644
Hilton Grand Vacations Borrower LLC, 6.13%, 12/1/2024	75,000	76,125
International Game Technology plc, 6.50%, 2/15/2025(b)	200,000	211,262

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Hotels, Restaurants & Leisure (continued)
Jack Ohio Finance LLC, 6.75%, 11/15/2021(b)	$80,000	$82,600
Jacobs Entertainment, Inc., 7.88%, 2/1/2024(b)	65,000	67,925
McDonald’s Corp., 4.60%, 5/26/2045	3,000,000	3,080,692
4.88%, 12/9/2045	5,000,000	5,330,722
MGM Resorts International, 6.00%, 3/15/2023	100,000	103,625
Nathan’s Famous, Inc., 6.63%, 11/1/2025(b)	1,500,000	1,505,625
NCL Corp. Ltd., 4.75%, 12/15/2021(b)	57,000	57,071
Penn National Gaming, Inc., 5.63%, 1/15/2027(b)	60,000	56,626
Royal Caribbean Cruises Ltd., 7.50%, 10/15/2027	1,973,000	2,339,087
Speedway Motorsports, Inc., 5.13%, 2/1/2023	65,000	63,863
Viking Cruises Ltd., 5.88%, 9/15/2027(b)	75,000	73,425

		13,183,479

Household Durables 0.5%
Lennar Corp., 5.25%, 6/1/2026	50,000	48,750
4.75%, 11/29/2027	60,000	56,400
M/I Homes, Inc., 5.63%, 8/1/2025	75,000	70,335
NVR, Inc., 3.95%, 9/15/2022	1,994,000	2,001,337
PulteGroup, Inc., 5.50%, 3/1/2026	4,260,000	4,201,468
Shea Homes LP, 5.88%, 4/1/2023(b)	45,000	44,663
6.13%, 4/1/2025(b)	10,000	9,850

		6,432,803

Household Products 0.3%
Central Garden & Pet Co., 6.13%, 11/15/2023	3,694,000	3,795,585

Independent Power and Renewable Electricity Producers 0.0%†
NRG Energy, Inc., 7.25%, 5/15/2026	125,000	133,125
Talen Energy Supply LLC, 10.50%, 1/15/2026(b)	50,000	43,063
Vistra Energy Corp., 7.38%, 11/1/2022	140,000	146,125
8.00%, 1/15/2025(b)	125,000	135,781
8.13%, 1/30/2026(b)	100,000	109,905

		567,999

Industrial Conglomerates 1.1%
General Electric Co., (ICE LIBOR USD 3 Month + 1.00%), 3.34%, 3/15/2023(e)	12,000,000	12,158,304
Ingersoll-Rand Global Holding Co. Ltd., 4.30%, 2/21/2048	1,000,000	962,222

		13,120,526

Insurance 3.9%
Acrisure LLC, 7.00%, 11/15/2025(b)	70,000	63,350
Alterra Finance LLC, 6.25%, 9/30/2020	5,000,000	5,277,616
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024 (i)	3,625,000	3,746,984
Brighthouse Financial, Inc., 3.70%, 6/22/2027	3,000,000	2,729,402
Markel Corp., 3.63%, 3/30/2023	3,600,000	3,545,184
5.00%, 3/30/2043	1,480,000	1,493,754
4.30%, 11/1/2047	5,951,000	5,455,848
Navigators Group, Inc. (The), 5.75%, 10/15/2023	5,000,000	5,136,328
Progressive Corp. (The), 4.20%, 3/15/2048	3,000,000	2,933,222
RenRe North America Holdings, Inc., 5.75%, 3/15/2020	2,350,000	2,435,172
Sompo International Holdings Ltd., 4.70%, 10/15/2022	4,052,000	4,122,192
Torchmark Corp., 9.25%, 6/15/2019	3,910,000	4,114,195
7.88%, 5/15/2023	2,975,000	3,424,250
Willis North America, Inc., 3.60%, 5/15/2024	3,000,000	2,923,354

		47,400,851

Internet & Direct Marketing Retail 0.5%
Amazon.com, Inc., 3.88%, 8/22/2037	2,000,000	1,990,074
Expedia Group, Inc., 4.50%, 8/15/2024	3,750,000	3,773,811
Netflix, Inc., 5.88%, 2/15/2025	70,000	71,764
4.38%, 11/15/2026	50,000	46,875

		5,882,524

Internet Software & Services 1.5%
Cimpress NV, 7.00%, 6/15/2026(b)	5,000,000	5,137,500
eBay, Inc., 3.60%, 6/5/2027	12,425,000	11,805,505
Tencent Holdings Ltd., 3.60%, 1/19/2028(b)	1,000,000	953,680
Zayo Group LLC, 5.75%, 1/15/2027(b)	160,000	158,400

		18,055,085

IT Services 0.0%†
First Data Corp., 7.00%, 12/1/2023(b)	180,000	188,325

Machinery 0.6%
BCD Acquisition, Inc., 9.63%, 9/15/2023(b)	6,200,000	6,525,500
BlueLine Rental Finance Corp., 9.25%, 3/15/2024(b)	60,000	63,375
Cloud Crane LLC, 10.13%, 8/1/2024(b)	160,000	172,800
Meritor, Inc., 6.25%, 2/15/2024	120,000	120,300
SPX FLOW, Inc., 5.63%, 8/15/2024(b)	125,000	124,062
Tennant Co., 5.63%, 5/1/2025	60,000	59,700

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Machinery (continued)
Terex Corp., 5.63%, 2/1/2025(b)	$85,000	$84,363

		7,150,100

Media 0.6%
Cablevision Systems Corp., 5.88%, 9/15/2022	75,000	75,187
CBS Radio, Inc., 7.25%, 11/1/2024(b)	125,000	117,437
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/2022	75,000	76,326
Comcast Cable Holdings LLC, 9.88%, 6/15/2022	1,165,000	1,389,944
Omnicom Group, Inc., 3.60%, 4/15/2026	5,416,000	5,171,621
Sirius XM Radio, Inc., 5.38%, 4/15/2025(b)	125,000	124,063
5.38%, 7/15/2026(b)	75,000	73,406
5.00%, 8/1/2027(b)	35,000	33,250
TEGNA, Inc., 6.38%, 10/15/2023	120,000	123,900
Unitymedia Hessen GmbH & Co. KG, 5.00%, 1/15/2025(b)	200,000	203,500

		7,388,634

Metals & Mining 0.0%†
Alcoa Nederland Holding BV, 6.75%, 9/30/2024(b)	20,000	21,275
ArcelorMittal, 7.00%, 10/15/2039	100,000	112,750
Northwest Acquisitions ULC, 7.13%, 11/1/2022(b)	35,000	34,913
Teck Resources Ltd., 6.25%, 7/15/2041	120,000	125,100

		294,038

Multiline Retail 0.8%
Dillard’s, Inc., 7.13%, 8/1/2018	1,775,000	1,775,000
7.75%, 7/15/2026	1,845,000	2,053,488
Macy’s Retail Holdings, Inc., 6.38%, 3/15/2037	5,380,000	5,403,448

		9,231,936

Multi-Utilities 0.7%
Berkshire Hathaway Energy Co., 3.80%, 7/15/2048	5,000,000	4,554,430
Dominion Energy, Inc., Series B, 2.75%, 1/15/2022	4,200,000	4,091,926

		8,646,356

Oil, Gas & Consumable Fuels 7.2%
Blue Racer Midstream LLC, 6.13%, 11/15/2022(b)	100,000	101,280
6.63%, 7/15/2026(b)	1,000,000	1,007,500
Boardwalk Pipelines LP, 4.95%, 12/15/2024	4,500,000	4,592,892
Cheniere Corpus Christi Holdings LLC, 5.88%, 3/31/2025	130,000	136,825
CITGO Petroleum Corp., 6.25%, 8/15/2022(b)	4,000,000	4,030,000
Crestwood Midstream Partners LP, 5.75%, 4/1/2025	75,000	75,750
DCP Midstream Operating LP, 6.75%, 9/15/2037(b)	25,000	26,875
Delek Logistics Partners LP, 6.75%, 5/15/2025	65,000	65,000
Energy Transfer Equity LP, 5.50%, 6/1/2027	70,000	71,750
Enterprise Products Operating LLC, 3.75%, 2/15/2025	6,250,000	6,237,732
Enviva Partners LP, 8.50%, 11/1/2021	10,650,000	11,049,375
EP Energy LLC, 8.00%, 11/29/2024(b)	50,000	50,500
Exxon Mobil Corp., 2.22%, 3/1/2021	3,875,000	3,808,736
Genesis Energy LP, 5.63%, 6/15/2024	130,000	121,225
Hess Infrastructure Partners LP, 5.63%, 2/15/2026(b)	60,000	60,300
HollyFrontier Corp., 5.88%, 4/1/2026	11,300,000	12,160,736
NGPL PipeCo LLC, 4.88%, 8/15/2027(b)	70,000	69,912
ONEOK Partners LP, 6.85%, 10/15/2037	3,793,000	4,524,702
Parsley Energy LLC, 6.25%, 6/1/2024(b)	2,525,000	2,626,000
5.38%, 1/15/2025(b)	35,000	34,825
5.63%, 10/15/2027(b)	35,000	34,737
PBF Holding Co. LLC, 7.00%, 11/15/2023	5,390,000	5,605,600
7.25%, 6/15/2025	3,000,000	3,138,750
PBF Logistics LP, 6.88%, 5/15/2023	35,000	35,525
Phillips 66, 4.88%, 11/15/2044	2,000,000	2,087,891
Southwestern Energy Co., 6.20%, 1/23/2025	100,000	98,625
Summit Midstream Holdings LLC, 5.50%, 8/15/2022	80,000	79,200
Sunoco Logistics Partners Operations LP, 5.35%, 5/15/2045	4,500,000	4,259,574
Tallgrass Energy Partners LP, 5.50%, 1/15/2028(b)	65,000	65,162
Targa Resources Partners LP, 5.13%, 2/1/2025	90,000	89,550
5.00%, 1/15/2028(b)	80,000	75,500
Tengizchevroil Finance Co. International Ltd., 4.00%, 8/15/2026(b)	3,000,000	2,856,012
Texas Eastern Transmission LP, 4.15%, 1/15/2048(b)	1,750,000	1,543,415
TransCanada PipeLines Ltd., 6.20%, 10/15/2037	8,735,000	10,315,736
Valero Energy Corp., 8.75%, 6/15/2030	2,500,000	3,317,205
7.50%, 4/15/2032	2,641,000	3,379,946
Whiting Petroleum Corp., 5.75%, 3/15/2021	80,000	81,600

		87,915,943

Paper & Forest Products 0.5%
Boise Cascade Co., 5.63%, 9/1/2024(b)	75,000	75,192
Louisiana-Pacific Corp., 4.88%, 9/15/2024	6,200,000	6,138,000

		6,213,192

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Pharmaceuticals 0.6%
Bausch Health Cos., Inc., 6.50%, 3/15/2022(b)	$60,000	$62,562
5.88%, 5/15/2023(b)	120,000	115,260
7.00%, 3/15/2024(b)	125,000	132,531
5.50%, 11/1/2025(b)	25,000	25,045
Merck & Co., Inc., 3.88%, 1/15/2021	5,921,000	6,026,855
Wyeth LLC, 6.45%, 2/1/2024	1,000,000	1,148,836

		7,511,089

Professional Services 0.5%
Booz Allen Hamilton, Inc., 5.13%, 5/1/2025(b)	65,000	63,375
FTI Consulting, Inc., 6.00%, 11/15/2022	5,350,000	5,477,062
Jaguar Holding Co. II, 6.38%, 8/1/2023(b)	50,000	50,360

		5,590,797

Real Estate Management & Development 0.7%
Crescent Communities LLC, 8.88%, 10/15/2021(b)	111,000	117,571
Hunt Cos., Inc., 6.25%, 2/15/2026(b)	7,000,000	6,492,500
WeWork Cos., Inc., 7.88%, 5/1/2025(b)	2,000,000	1,945,000

		8,555,071

Road & Rail 1.3%
Burlington Northern Santa Fe LLC, 4.90%, 4/1/2044	3,000,000	3,327,150
Kansas City Southern, 4.70%, 5/1/2048	5,000,000	4,965,426
SMBC Aviation Capital Finance DAC, 3.00%, 7/15/2022(b)	7,500,000	7,221,127

		15,513,703

Semiconductors & Semiconductor Equipment 0.9%
Broadcom Corp., 3.50%, 1/15/2028	8,000,000	7,237,660
KLA-Tencor Corp., 4.65%, 11/1/2024	3,655,000	3,767,371

		11,005,031

Software 0.0%†
Change Healthcare Holdings LLC, 5.75%, 3/1/2025(b)	70,000	67,725

Specialty Retail 2.0%
Advance Auto Parts, Inc., 4.50%, 12/1/2023	4,085,000	4,159,313
Foot Locker, Inc., 8.50%, 1/15/2022	6,765,000	7,610,625
L Brands, Inc., 6.69%, 1/15/2027(b)	1,800,000	1,705,500
6.95%, 3/1/2033	5,800,000	4,988,000
Party City Holdings, Inc., 6.13%, 8/15/2023(b)	60,000	60,150
Rent-A-Center, Inc., 6.63%, 11/15/2020(i)	6,015,000	6,002,970

		24,526,558

Technology Hardware, Storage & Peripherals 2.4%
Apple, Inc., 2.85%, 5/11/2024	4,501,000	4,373,765
4.25%, 2/9/2047	1,110,000	1,139,804
Dell International LLC, 7.13%, 6/15/2024(b)	100,000	107,500
6.02%, 6/15/2026(b)	75,000	79,285
8.10%, 7/15/2036(b)	5,941,000	7,040,827
Diebold Nixdorf, Inc., 8.50%, 4/15/2024	5,500,000	5,060,000
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025(f)	6,000,000	6,136,755
NCR Corp., 6.38%, 12/15/2023	125,000	127,500
Seagate HDD Cayman, 4.25%, 3/1/2022	3,000,000	2,998,336
Xerox Corp., 3.63%, 3/15/2023	2,000,000	1,908,842

		28,972,614

Textiles, Apparel & Luxury Goods 1.0%
Michael Kors USA, Inc., 4.00%, 11/1/2024(b)	7,000,000	6,803,720
Tapestry, Inc., 4.13%, 7/15/2027	5,820,000	5,528,429

		12,332,149

Thrifts & Mortgage Finance 0.0%†
Ladder Capital Finance Holdings LLLP, 5.25%, 10/1/2025(b)	115,000	107,525
Provident Funding Associates LP, 6.38%, 6/15/2025(b)	155,000	151,288
Quicken Loans, Inc., 5.75%, 5/1/2025(b)	130,000	129,545

		388,358

Tobacco 0.9%
Altria Group, Inc., 4.50%, 5/2/2043	5,735,000	5,531,884
Vector Group Ltd., 6.13%, 2/1/2025(b)	5,000,000	4,837,500

		10,369,384

Trading Companies & Distributors 1.2%
Air Lease Corp., 3.25%, 3/1/2025	7,200,000	6,721,800
Beacon Roofing Supply, Inc., 6.38%, 10/1/2023	60,000	62,100
4.88%, 11/1/2025(b)	2,000,000	1,863,100
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 3/15/2022(b)	4,000,000	4,160,000
United Rentals North America, Inc., 4.63%, 7/15/2023	2,000,000	2,005,000

		14,812,000

Wireless Telecommunication Services 0.5%
Crown Castle Towers LLC, 4.24%, 7/15/2028(b)	5,000,000	5,098,550
Sprint Corp., 7.25%, 9/15/2021	75,000	78,844
7.88%, 9/15/2023	250,000	266,875

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Wireless Telecommunication Services (continued)
Sprint Corp., (continued) 7.63%, 2/15/2025	$125,000	$130,704

		5,574,973

Total Corporate Bonds (cost $734,402,156)		719,391,794

Mortgage-Backed Securities 19.9%

	Principal Amount	Value
FHLMC Gold Pool
Pool# J14732 4.00%, 3/1/2026	38	39
Pool# C91768 3.50%, 7/1/2034	6,585,512	6,651,645
Pool# G30692 3.50%, 8/1/2034	7,899,728	7,978,553
Pool# G30782 3.50%, 2/1/2035	2,481,767	2,499,023
Pool# C91846 3.00%, 9/1/2035	2,296,689	2,253,799
Pool# C91859 3.50%, 12/1/2035	2,458,622	2,475,702
Pool# C91868 3.50%, 4/1/2036	5,967,296	6,008,771
Pool# A95406 4.00%, 12/1/2040	1,210,736	1,239,745
Pool# Q06025 4.00%, 2/1/2042	1,672,441	1,712,576
Pool# Q10392 3.50%, 8/1/2042	3,565,568	3,560,611
Pool# G08541 3.50%, 8/1/2043	5,186,931	5,179,719
Pool# G08554 3.50%, 10/1/2043	2,983,479	2,979,329
Pool# G08588 4.00%, 5/1/2044	2,656,871	2,708,054
Pool# C09071 4.00%, 2/1/2045	4,888,184	4,982,724
Pool# G08702 3.50%, 4/1/2046	14,710,392	14,615,512
Pool# G08721 3.00%, 9/1/2046	8,625,383	8,320,960
Pool# G08726 3.00%, 10/1/2046	12,647,385	12,201,014
Pool# Q46283 4.00%, 2/1/2047	8,300,307	8,432,220
Pool# G08758 4.00%, 4/1/2047	12,700,935	12,928,861
FNMA Pool
Pool# MA0848 3.50%, 9/1/2026	4,569,061	4,611,916
Pool# AL4235 3.50%, 1/1/2027	5,529,830	5,581,698
Pool# AL4180 3.50%, 9/1/2028	2,679,483	2,704,616
Pool# MA2124 3.00%, 12/1/2029	1,290,969	1,286,408
Pool# AL6591 3.00%, 9/1/2033	5,864,933	5,805,099
Pool# MA1608 3.50%, 10/1/2033	7,520,976	7,599,367
Pool# MA2610 3.00%, 5/1/2036	9,945,541	9,766,813
Pool# AE0311 3.50%, 8/1/2040	6,172,012	6,157,122
Pool# AB1845 4.00%, 11/1/2040	6,716,117	6,872,118
Pool# AH0315 4.00%, 12/1/2040	9,281,721	9,496,943
Pool# AJ9278 3.50%, 12/1/2041	6,654,282	6,647,663
Pool# AW8165 4.00%, 1/1/2042	4,941,584	5,056,370
Pool# AJ8414 4.00%, 2/1/2042	3,706,287	3,792,468
Pool# AB4696 4.00%, 3/1/2042	2,311,945	2,368,360
Pool# AP8288 3.00%, 9/1/2042	5,957,495	5,797,920
Pool# AU2592 3.50%, 8/1/2043	3,588,063	3,578,025
Pool# BE4201 4.00%, 1/1/2045	9,567,668	9,744,420
Pool# AX4312 3.50%, 2/1/2045	3,502,955	3,481,033
Pool# AZ7353 3.50%, 11/1/2045	5,582,973	5,548,032
Pool# AS6408 3.50%, 1/1/2046	8,543,102	8,489,634
Pool# AS6654 3.50%, 2/1/2046	8,418,142	8,365,538
Pool# AL8289 2.42%, 4/1/2046(a)	12,272,427	12,268,021

Total Mortgage-Backed Securities (cost $248,716,061)		241,748,441

U.S. Treasury Obligations 13.9%

	Principal Amount	Value
U.S. Treasury Inflation Linked Notes 0.13%, 4/15/2022(j)	11,000,000	11,064,673
0.38%, 7/15/2027(j)	5,000,000	4,943,717
U.S. Treasury Notes 1.63%, 6/30/2019	10,000,000	9,926,172
1.63%, 3/15/2020	8,885,000	8,744,089
1.50%, 5/31/2020	13,965,000	13,676,972
2.63%, 8/15/2020	10,000,000	9,989,453
1.38%, 8/31/2020	17,500,000	17,035,840
2.00%, 8/31/2021	20,000,000	19,542,188
2.00%, 12/31/2021	26,620,000	25,930,583
2.00%, 10/31/2022	3,750,000	3,626,221
2.13%, 12/31/2022	5,125,000	4,974,453
1.75%, 5/15/2023	9,000,000	8,561,250
2.75%, 2/28/2025	17,925,000	17,746,450
2.88%, 5/15/2028	12,500,000	12,404,297

Total U.S. Treasury Obligations (cost $171,134,002)		168,166,358

Preferred Stocks 0.9%

	Shares	Value
Consumer Finance 0.0%†
SquareTwo Financial Corp., 0.00%,*(g)(h)(k)(l)	355	0

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Core Plus Bond Fund

Preferred Stocks (continued)

	Shares	Value
Insurance 0.5%
Allstate Corp. (The), 6.75%, 10/15/2018(k)	94,250	$2,414,685
Maiden Holdings North America Ltd., 7.75%, 12/1/2043(k)	126,000	2,929,500
PartnerRe Ltd., 7.25%, 4/29/2021(k)	31,383	871,506

		6,215,691

Mortgage Real Estate Investment Trusts (REITs) 0.4%
Two Harbors Investment Corp., (ICE LIBOR USD 3 Month + 5.35%), 7.63%, 7/27/2027(e)(k)	180,000	4,600,800

Thrifts & Mortgage Finance 0.0%†
FHLMC (ICE LIBOR USD 3 Month + 4.16%, 7.88% Floor), 8.38%, 12/31/2022*(e)(k)	35,000	220,150

Total Preferred Stocks (cost $11,799,137)		11,036,641

Short-Term Investments 1.3%

	Shares	Value
Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.84%(m)(n)	833,358	833,358

	Principal Amount	Value
U.S. Treasury Obligation 1.2%
U.S. Treasury Bills, 1.85%, 8/16/2018	$15,000,000	14,988,352

Total Short-Term Investments (cost $15,821,827)		15,821,710

Repurchase Agreement 0.6%

	Principal Amount	Value
BNP Paribas Securities Corp. 1.91%, dated 7/31/2018, due 8/1/2018, repurchase price $7,496,704, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.75%, maturing 2/15/2019 - 5/15/2024; total market value $7,646,233.(n)	7,496,306	7,496,306

Total Repurchase Agreement (cost $7,496,306)		7,496,306

Total Investments (cost $1,215,412,171) — 97.9%		1,189,175,436
Other assets in excess of liabilities — 2.1%		25,538,329

NET ASSETS — 100.0%		$1,214,713,765

*	Denotes a non-income producing security.
(a)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2018.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at July 31, 2018 was $142,756,398 which represents 11.75% of net assets.

(c)	PIK-- Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the blend rate.
(d)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2018. The maturity date reflects the next call date.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of July 31, 2018.
(f)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at July 31, 2018.
(g)	Fair valued security.
(h)	Illiquid security as deemed by the procedures approved by the Board of Trustees (unaudited).
(i)

The security or a portion of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $8,072,880, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $833,358, and $7,496,306, respectively, a total value of $8,329,664.

(j)	Principal amounts are not adjusted for inflation.
(k)

The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of July 31, 2018.

(l)	Value determined using significant unobservable inputs.
(m)	Represents 7-day effective yield as of July 31, 2018.
(n)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2018 was $8,329,664.
†	Amount rounds to less than 0.1%.

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LIBID	London Interbank Bid Rate
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Core Plus Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Security	$—	$913,665	$—	$913,665
Collateralized Mortgage Obligations	—	16,051,927	—	16,051,927
Commercial Mortgage-Backed Securities	—	8,548,594	—	8,548,594
Corporate Bonds	—	719,391,794	—	719,391,794
Mortgage-Backed Securities	—	241,748,441	—	241,748,441
Preferred Stocks
Consumer Finance	—	—	—	—
Insurance	6,215,691	—	—	6,215,691
Mortgage Real Estate Investment Trusts (REITs)	4,600,800	—	—	4,600,800
Thrifts & Mortgage Finance	220,150	—	—	220,150

Total Preferred Stocks	11,036,641	—	—	11,036,641

Repurchase Agreement	—	7,496,306	—	7,496,306
Short-Term Investments	833,358	14,988,352	—	15,821,710
U.S. Treasury Obligations	—	168,166,358	—	168,166,358

Total	$11,869,999	$1,177,305,437	$—	$1,189,175,436

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Core Plus Bond Fund

During the period ended July 31, 2018, the Fund held one preferred stock investment that was categorized as a Level 3 investment which was valued at $0.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Preferred Stocks	Total
Balance as of 10/31/2017	$—	$—
Accrued Accretion/(Amortization)	—	—
Realized Gains (Losses)	—	—
Change in Unrealized Appreciation/Depreciation	(12,425)	(12,425)
Purchases*	12,425	12,425
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 7/31/2018	$—	$—

Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 7/31/2018	$(12,425)	$(12,425)

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments

July 31, 2018 (Unaudited)

Nationwide Destination 2010 Fund

Investment Companies 77.1%

	Shares	Value
Alternative Assets 5.5%
Nationwide Amundi Strategic Income Fund, Class R6(a)	101,673	$1,045,194

Total Alternative Assets (cost $1,061,938)		1,045,194

Equity Funds 42.0%
Nationwide International Index Fund, Class R6(a)	260,416	2,184,893
Nationwide Mid Cap Market Index Fund, Class R6(a)	55,331	1,045,195
Nationwide S&P 500 Index Fund, Class R6(a)	261,682	4,464,291
Nationwide Small Cap Index Fund, Class R6(a)	18,629	285,395

Total Equity Funds (cost $7,400,432)		7,979,774

Fixed Income Funds 29.6%
Nationwide Bond Index Fund, Class R6(a)	250,324	2,665,946
Nationwide Core Plus Bond Fund, Class R6(a)	173,068	1,715,102
Nationwide Inflation-Protected Securities Fund, Class R6(a)	127,334	1,235,144

Total Fixed Income Funds (cost $5,750,313)		5,616,192

Total Investment Companies (cost $14,212,683)		14,641,160

Exchange Traded Funds 4.0%

	Shares	Value
Equity Fund 1.0%
iShares Core MSCI Emerging Markets ETF	3,463	187,348

Fixed Income Fund 3.0%
iShares 20+ Year Treasury Bond ETF	4,747	568,216

Total Exchange Traded Funds (cost $774,930)		755,564

Investment Contract 19.0%

	Principal Amount	Value
Nationwide Contract, 2.70%(a)(b)(c)(d)	$3,609,517	3,609,517

Total Investment Contract (cost $3,609,517)		3,609,517

Total Investments (cost $18,597,130) — 100.1%		19,006,241
Liabilities in excess of other assets — (0.1)%		(9,923)

NET ASSETS — 100.0%		$18,996,318

(a)	Investment in affiliate.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(c)	Value determined using significant unobservable inputs.
(d)	Fair valued security.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Destination 2010 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$755,564	$—	$—	$755,564
Investment Companies	14,641,160	—	—	14,641,160
Investment Contract	—	—	3,609,517	3,609,517

Total	$15,396,724	$—	$3,609,517	$19,006,241

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Destination 2010 Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/2017	$4,070,044	$4,070,044
Purchases*	666,830	666,830
Sales	(1,127,357)	(1,127,357)
Change in Net Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 7/31/2018	$3,609,517	$3,609,517

Amounts designated as “—” are zero or have been rounded to zero

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.70%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2018 (Unaudited)

Nationwide Destination 2015 Fund

Investment Companies 79.0%

	Shares	Value
Alternative Assets 5.5%
Nationwide Amundi Strategic Income Fund, Class R6(a)	405,583	$4,169,397

Total Alternative Assets (cost $4,237,020)		4,169,397

Equity Funds 46.9%
Nationwide International Index Fund, Class R6(a)	1,352,290	11,345,714
Nationwide Mid Cap Market Index Fund, Class R6(a)	238,625	4,507,619
Nationwide S&P 500 Index Fund, Class R6(a)	1,062,442	18,125,255
Nationwide Small Cap Index Fund, Class R6(a)	97,696	1,496,706

Total Equity Funds (cost $31,775,919)		35,475,294

Fixed Income Funds 26.6%
Nationwide Bond Index Fund, Class R6(a)	817,881	8,710,430
Nationwide Core Plus Bond Fund, Class R6(a)	689,556	6,833,503
Nationwide Inflation-Protected Securities Fund, Class R6(a)	466,840	4,528,349

Total Fixed Income Funds (cost $20,572,166)		20,072,282

Total Investment Companies (cost $56,585,105)		59,716,973

Exchange Traded Funds 5.0%

	Shares	Value
Equity Fund 2.0%
iShares Core MSCI Emerging Markets ETF	28,221	1,526,756

Fixed Income Fund 3.0%
iShares 20+ Year Treasury Bond ETF(b)	18,688	2,236,954

Total Exchange Traded Funds (cost $3,743,586)		3,763,710

Investment Contract 16.0%

	Principal Amount	Value
Nationwide Contract, 2.70%(a)(c)(d)(e)	$12,101,115	12,101,115

Total Investment Contract (cost $12,101,115)		12,101,115

Short-Term Investment 0.3%

	Shares	Value
Money Market Fund 0.3%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.84%(f)(g)	224,800	224,800

Total Short-Term Investment (cost $224,800)		224,800

Repurchase Agreement 2.7%

	Principal Amount	Value
BNP Paribas Securities Corp., 1.91%, dated 7/31/2018, due 8/1/2018, repurchase price $2,022,253, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.75%, maturing 2/15/2019 - 5/15/2024; total market value $2,062,589.(g)	$2,022,146	2,022,146

Total Repurchase Agreement (cost $2,022,146)		2,022,146

Total Investments (cost $74,676,752) — 103.0%		77,828,744
Liabilities in excess of other assets — (3.0)%		(2,279,836)

NET ASSETS — 100.0%		$75,548,908

(a)	Investment in affiliate.
(b)

The security or a portion of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $2,214,570, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $224,800 and $2,022,146, respectively, a total value of $2,246,946.

(c)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(d)	Value determined using significant unobservable inputs.
(e)	Fair valued security.
(f)	Represents 7-day effective yield as of July 31, 2018.
(g)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2018 was $2,246,946.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Destination 2015 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$3,763,710	$—	$—	$3,763,710
Investment Companies	59,716,973	—	—	59,716,973
Investment Contract	—	—	12,101,115	12,101,115
Repurchase Agreement	—	2,022,146	—	2,022,146
Short-Term Investment	224,800	—	—	224,800

Total	$63,705,483	$2,022,146	$12,101,115	$77,828,744

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Destination 2015 Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/2017	$13,167,815	$13,167,815
Purchases*	2,532,671	2,532,671
Sales	(3,599,371)	(3,599,371)
Change in Net Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 7/31/2018	$12,101,115	$12,101,115

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.70%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2018 (Unaudited)

Nationwide Destination 2020 Fund

Investment Companies 84.6%

	Shares	Value
Alternative Assets 4.0%
Nationwide Amundi Strategic Income Fund, Class R6(a)	864,918	$8,891,361

Total Alternative Assets (cost $9,033,003)		8,891,361

Equity Funds 54.0%
Nationwide International Index Fund, Class R6(a)	4,501,275	37,765,698
Nationwide Mid Cap Market Index Fund, Class R6(a)	882,225	16,665,221
Nationwide S&P 500 Index Fund, Class R6(a)	3,515,635	59,976,727
Nationwide Small Cap Index Fund, Class R6(a)	362,905	5,559,707

Total Equity Funds (cost $107,950,735)		119,967,353

Fixed Income Funds 26.6%
Nationwide Bond Index Fund, Class R6(a)	2,927,150	31,174,143
Nationwide Core Plus Bond Fund, Class R6(a)	1,799,012	17,828,210
Nationwide Inflation-Protected Securities Fund, Class R6(a)	1,027,629	9,968,004

Total Fixed Income Funds (cost $60,654,108)		58,970,357

Total Investment Companies (cost $177,637,846)		187,829,071

Exchange Traded Funds 4.5%

	Shares	Value
Equity Fund 2.5%
iShares Core MSCI Emerging Markets ETF	101,981	5,517,172

Fixed Income Fund 2.0%
iShares 20+ Year Treasury Bond ETF(b)	37,181	4,450,566

Total Exchange Traded Funds (cost $9,964,166)		9,967,738

Investment Contract 11.0%

	Principal Amount	Value
Nationwide Contract, 2.70%(a)(c)(d)(e)	$24,439,081	24,439,081

Total Investment Contract (cost $24,439,081)		24,439,081

Short-Term Investment 0.2%

	Shares	Value
Money Market Fund 0.2%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.84%(f)(g)	447,256	447,256

Total Short-Term Investment (cost $447,256)		447,256

Repurchase Agreement 1.8%

	Principal Amount	Value
BNP Paribas Securities Corp., 1.91%, dated 7/31/2018, due 8/1/2018, repurchase price $4,023,411, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.75%, maturing 2/15/2019 - 5/15/2024; total market value $4,103,662.(g)	$4,023,197	4,023,197

Total Repurchase Agreement (cost $4,023,197)		4,023,197

Total Investments (cost $216,511,546) — 102.1%		226,706,343
Liabilities in excess of other assets — (2.1)%		(4,559,323)

NET ASSETS — 100.0%		$222,147,020

(a)	Investment in affiliate.
(b)

The security or a portion of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $4,406,037, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $447,256 and $4,023,197, respectively, a total value of $4,470,453.

(c)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(d)	Value determined using significant unobservable inputs.
(e)	Fair valued security.
(f)	Represents 7-day effective yield as of July 31, 2018.
(g)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2018 was $4,470,453.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Destination 2020 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$9,967,738	$—	$—	$9,967,738
Investment Companies	187,829,071	—	—	187,829,071
Investment Contract	—	—	24,439,081	24,439,081
Repurchase Agreement	—	4,023,197	—	4,023,197
Short-Term Investment	447,256	—	—	447,256

Total	$198,244,065	$4,023,197	$24,439,081	$226,706,343

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Destination 2020 Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/2017	$25,667,468	$25,667,468
Purchases*	3,387,301	3,387,301
Sales	(4,615,688)	(4,615,688)
Change in Net Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 7/31/2018	$24,439,081	$24,439,081

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.70%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*

NFA can increase or redeem all or a portion of each Funds’ investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate its investments in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2018 (Unaudited)

Nationwide Destination 2025 Fund

Investment Companies 85.1%

	Shares	Value
Alternative Assets 3.5%
Nationwide Amundi Strategic Income Fund, Class R6(a)	1,040,370	$10,695,007

Total Alternative Assets (cost $10,857,480)		10,695,007

Equity Funds 60.6%
Nationwide International Index Fund, Class R6(a)	6,935,535	58,189,135
Nationwide Mid Cap Market Index Fund, Class R6(a)	1,292,553	24,416,322
Nationwide S&P 500 Index Fund, Class R6(a)	5,291,734	90,276,984
Nationwide Small Cap Index Fund, Class R6(a)	791,097	12,119,601

Total Equity Funds (cost $165,392,179)		185,002,042

Fixed Income Funds 21.0%
Nationwide Bond Index Fund, Class R6(a)	3,452,239	36,766,341
Nationwide Core Plus Bond Fund, Class R6(a)	2,162,216	21,427,562
Nationwide Inflation-Protected Securities Fund, Class R6(a)	620,292	6,016,829

Total Fixed Income Funds (cost $65,996,971)		64,210,732

Total Investment Companies (cost $242,246,630)		259,907,781

Exchange Traded Funds 6.6%

	Shares	Value
Equity Fund 4.1%
iShares Core MSCI Emerging Markets ETF	232,219	12,563,048

Fixed Income Fund 2.5%
iShares 20+ Year Treasury Bond ETF(b)	62,498	7,481,010

Total Exchange Traded Funds (cost $20,076,115)		20,044,058

Investment Contract 8.5%

	Principal Amount	Value
Nationwide Contract, 2.70%(a)(c)(d)(e)	$26,008,262	26,008,262

Total Investment Contract (cost $26,008,262)		26,008,262

Short-Term Investment 0.2%

	Shares	Value
Money Market Fund 0.2%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.84%(f)(g)	751,801	751,801

Total Short-Term Investment (cost $751,801)		751,801

Repurchase Agreement 2.2%

	Principal Amount	Value
BNP Paribas Securities Corp., 1.91%, dated 7/31/2018, due 8/1/2018, repurchase price $6,763,033, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.75%, maturing 2/15/2019 - 5/15/2024; total market value $6,897,929.(g)	$6,762,675	6,762,675

Total Repurchase Agreement (cost $6,762,675)		6,762,675

Total Investments (cost $295,845,483) — 102.6%		313,474,577
Liabilities in excess of other assets — (2.6)%		(7,843,452)

NET ASSETS — 100.0%		$305,631,125

(a)	Investment in affiliate.
(b)

The security or a portion of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $7,406,198, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $751,801 and $6,762,675, respectively, a total value of $7,514,476.

(c)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(d)	Value determined using significant unobservable inputs.
(e)	Fair valued security.
(f)	Represents 7-day effective yield as of July 31, 2018.
(g)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2018 was $7,514,476.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Destination 2025 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$20,044,058	$—	$—	$20,044,058
Investment Companies	259,907,781	—	—	259,907,781
Investment Contract	—	—	26,008,262	26,008,262
Repurchase Agreement	—	6,762,675	—	6,762,675
Short-Term Investment	751,801	—	—	751,801

Total	$280,703,640	$6,762,675	$26,008,262	$313,474,577

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Destination 2025 Fund

During the period ended July 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/2017	$23,947,182	$23,947,182
Purchases*	5,142,316	5,142,316
Sales	(3,081,236)	(3,081,236)
Change in Net Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 7/31/2018	$26,008,262	$26,008,262

Amounts designated as “—” are zero or have been rounded to zero.

* Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.70%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2018 (Unaudited)

Nationwide Destination 2030 Fund

Investment Companies 89.9%

	Shares	Value
Alternative Assets 2.5%
Nationwide Amundi Strategic Income Fund, Class R6(a)	745,184	$7,660,491

Total Alternative Assets (cost $7,773,119)		7,660,491

Equity Funds 67.5%
Nationwide International Index Fund, Class R6(a)	7,569,141	63,505,092
Nationwide Mid Cap Market Index Fund, Class R6(a)	1,632,134	30,831,006
Nationwide S&P 500 Index Fund, Class R6(a)	5,887,129	100,434,416
Nationwide Small Cap Index Fund, Class R6(a)	896,567	13,735,399

Total Equity Funds (cost $186,780,566)		208,505,913

Fixed Income Funds 19.9%
Nationwide Bond Index Fund, Class R6(a)	3,761,121	40,055,935
Nationwide Core Plus Bond Fund, Class R6(a)	1,873,461	18,566,003
Nationwide Inflation-Protected Securities Fund, Class R6(a)	309,072	2,997,996

Total Fixed Income Funds (cost $63,349,483)		61,619,934

Total Investment Companies (cost $257,903,168)		277,786,338

Exchange Traded Funds 6.1%

	Shares	Value
Equity Fund 5.6%
iShares Core MSCI Emerging Markets ETF	319,028	17,259,415

Fixed Income Fund 0.5%
iShares iBoxx $ High Yield Corporate Bond ETF(b)	17,890	1,540,686

Total Exchange Traded Funds (cost $19,239,701)		18,800,101

Investment Contract 4.0%

	Principal Amount	Value
Nationwide Contract, 2.70%(a)(c)(d)(e)	$12,327,217	12,327,217

Total Investment Contract (cost $12,327,217)		12,327,217

Short-Term Investment 0.1%

	Shares	Value
Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.84%(f)(g)	155,399	155,399

Total Short-Term Investment (cost $155,399)		155,399

Repurchase Agreement 0.5%

	Principal Amount	Value
BNP Paribas Securities Corp., 1.91%, dated 7/31/2018, due 8/1/2018, repurchase price $1,397,930, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.75%, maturing 2/15/2019 - 5/15/2024; total market value $1,425,813.(g)	$1,397,856	1,397,856

Total Repurchase Agreement (cost $1,397,856)		1,397,856

Total Investments (cost $291,023,341) — 100.6%		310,466,911
Liabilities in excess of other assets — (0.6)%		(1,738,622)

NET ASSETS — 100.0%		$308,728,289

(a)	Investment in affiliate.
(b)

The security or a portion of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $1,525,271, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $155,399 and $1,397,856, respectively, a total value of 1,553,255.

(c)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(d)	Value determined using significant unobservable inputs.
(e)	Fair valued security.
(f)	Represents 7-day effective yield as of July 31, 2018.
(g)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2018 was $1,553,255.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Destination 2030 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$18,800,101	$—	$—	$18,800,101
Investment Companies	277,786,338	—	—	277,786,338
Investment Contract	—	—	12,327,217	12,327,217
Repurchase Agreement	—	1,397,856	—	1,397,856
Short-Term Investment	155,399	—	—	155,399

Total	$296,741,838	$1,397,856	$12,327,217	$310,466,911

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Destination 2030 Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/2017	$12,878,449	$12,878,449
Purchases*	1,170,370	1,170,370
Sales	(1,721,602)	(1,721,602)
Change in Net Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 7/31/2018	$12,327,217	$12,327,217

Amounts designated as “—” are zero or have been rounded to zero.

* Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.70%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2018 (Unaudited)

Nationwide Destination 2035 Fund

Investment Companies 89.6%

	Shares	Value
Alternative Assets 2.5%
Nationwide Amundi Strategic Income Fund, Class R6(a)	635,952	$6,537,586

Total Alternative Assets (cost $6,632,853)		6,537,586

Equity Funds 73.7%
Nationwide International Index Fund, Class R6(a)	6,822,800	57,243,291
Nationwide Mid Cap Market Index Fund, Class R6(a)	1,544,541	29,176,372
Nationwide S&P 500 Index Fund, Class R6(a)	5,530,564	94,351,422
Nationwide Small Cap Index Fund, Class R6(a)	946,646	14,502,616

Total Equity Funds (cost $175,654,973)		195,273,701

Fixed Income Funds 13.4%
Nationwide Bond Index Fund, Class R6(a)	2,607,833	27,773,418
Nationwide Core Plus Bond Fund, Class R6(a)	793,263	7,861,240

Total Fixed Income Funds (cost $36,714,866)		35,634,658

Total Investment Companies (cost $219,002,692)		237,445,945

Exchange Traded Funds 7.4%

	Shares	Value
Equity Fund 6.5%
iShares Core MSCI Emerging Markets ETF	317,211	17,161,115

Fixed Income Fund 0.9%
iShares iBoxx $ High Yield Corporate Bond ETF(b)	29,856	2,571,199

Total Exchange Traded Funds (cost $20,222,657)		19,732,314

Investment Contract 3.0%

	Principal Amount	Value
Nationwide Contract, 2.70%(a)(c)(d)(e)	$7,832,599	7,832,599

Total Investment Contract (cost $7,832,599)		7,832,599

Short-Term Investment 0.1%

	Shares	Value
Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.84%(f)(g)	259,337	259,337

Total Short-Term Investment (cost $259,337)		259,337

Repurchase Agreement 0.9%

	Principal Amount	Value
BNP Paribas Securities Corp., 1.91%, dated 7/31/2018, due 8/1/2018, repurchase price $2,332,936, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.75%, maturing 2/15/2019 - 5/15/2024; total market value $2,379,468.(g)	$2,332,812	2,332,812

Total Repurchase Agreement (cost $2,332,812)		2,332,812

Total Investments (cost $249,650,097) — 101.0%		267,603,007
Liabilities in excess of other assets — (1.0)%		(2,698,892)

NET ASSETS — 100.0%		$264,904,115

(a)	Investment in affiliate.
(b)

The security or a portion of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $2,545,449, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $259,337 and $2,332,812, respectively, a total value of $2,592,149.

(c)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(d)	Value determined using significant unobservable inputs.
(e)	Fair valued security.
(f)	Represents 7-day effective yield as of July 31, 2018.
(g)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2018 was $2,592,149.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Destination 2035 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$19,732,314	$—	$—	$19,732,314
Investment Companies	237,445,945	—	—	237,445,945
Investment Contract	—	—	7,832,599	7,832,599
Repurchase Agreement	—	2,332,812	—	2,332,812
Short-Term Investment	259,337	—	—	259,337

Total	$257,437,596	$2,332,812	$7,832,599	$267,603,007

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Destination 2035 Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/2017	$7,913,590	$7,913,590
Purchases*	646,904	646,904
Sales	(727,895)	(727,895)
Change in Net Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 7/31/2018	$7,832,599	$7,832,599

Amounts designated as “—” are zero or have been rounded to zero.

* Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.70%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2018 (Unaudited)

Nationwide Destination 2040 Fund

Investment Companies 89.7%

	Shares	Value
Equity Funds 79.8%
Nationwide International Index Fund, Class R6(a)	5,582,867	$46,840,258
Nationwide Mid Cap Market Index Fund, Class R6(a)	1,609,560	30,404,580
Nationwide S&P 500 Index Fund, Class R6(a)	4,906,384	83,702,909
Nationwide Small Cap Index Fund, Class R6(a)	783,184	11,998,386

Total Equity Funds (cost $156,032,244)		172,946,133

Fixed Income Funds 9.9%
Nationwide Bond Index Fund, Class R6(a)	1,413,232	15,050,917
Nationwide Core Plus Bond Fund, Class R6(a)	642,195	6,364,149

Total Fixed Income Funds (cost $22,033,963)		21,415,066

Total Investment Companies (cost $178,066,207)		194,361,199

Exchange Traded Funds 8.4%

	Shares	Value
Equity Fund 6.5%
iShares Core MSCI Emerging Markets ETF	260,589	14,097,865

Fixed Income Fund 1.9%
iShares iBoxx $ High Yield Corporate Bond ETF(b)	48,902	4,211,440

Total Exchange Traded Funds (cost $18,745,590)		18,309,305

Investment Contract 1.9%

	Principal Amount	Value
Nationwide Contract, 2.70%(a)(c)(d)(e)	$4,222,038	4,222,038

Total Investment Contract (cost $4,222,038)		4,222,038

Short-Term Investment 0.2%

	Shares	Value
Money Market Fund 0.2%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.84%(f)(g)	424,773	424,773

Total Short-Term Investment (cost $424,773)		424,773

Repurchase Agreement 1.8%

	Principal Amount	Value
BNP Paribas Securities Corp., 1.91%, dated 7/31/2018, due 8/1/2018, repurchase price $3,821,162, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.75%, maturing 2/15/2019 - 5/15/2024; total market value $3,897,379.(g)	$3,820,959	3,820,959

Total Repurchase Agreement (cost $3,820,959)		3,820,959

Total Investments (cost $205,279,567) — 102.0%		221,138,274
Liabilities in excess of other assets — (2.0)%		(4,327,919)

NET ASSETS — 100.0%		$216,810,355

(a)	Investment in affiliate.
(b)

The security or a portion of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $4,169,241, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $424,773 and $3,820,959, respectively, a total value of $4,245,732.

(c)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(d)	Value determined using significant unobservable inputs.
(e)	Fair valued security.
(f)	Represents 7-day effective yield as of July 31, 2018.
(g)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2018 was $4,245,732.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Destination 2040 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$18,309,305	$—	$—	$18,309,305
Investment Companies	194,361,199	—	—	194,361,199
Investment Contract	—	—	4,222,038	4,222,038
Repurchase Agreement	—	3,820,959	—	3,820,959
Short-Term Investment	424,773	—	—	424,773

Total	$213,095,277	$3,820,959	$4,222,038	$221,138,274

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Destination 2040 Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/2017	$4,321,705	$4,321,705
Purchases*	201,163	201,163
Sales	(300,830)	(300,830)
Change in Net Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 7/31/2018	$4,222,038	$4,222,038

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.70%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2018 (Unaudited)

Nationwide Destination 2045 Fund

Investment Companies 91.2%

	Shares	Value
Equity Funds 82.2%
Nationwide International Index Fund, Class R6(a)	4,476,761	$37,560,022
Nationwide Mid Cap Market Index Fund, Class R6(a)	1,314,495	24,830,816
Nationwide S&P 500 Index Fund, Class R6(a)	3,958,449	67,531,139
Nationwide Small Cap Index Fund, Class R6(a)	676,117	10,358,118

Total Equity Funds (cost $126,778,781)		140,280,095

Fixed Income Funds 9.0%
Nationwide Bond Index Fund, Class R6(a)	1,119,185	11,919,320
Nationwide Core Plus Bond Fund, Class R6(a)	337,629	3,345,905

Total Fixed Income Funds (cost $15,723,331)		15,265,225

Total Investment Companies (cost $142,502,112)		155,545,320

Exchange Traded Funds 8.9%

	Shares	Value
Equity Fund 7.0%
iShares Core MSCI Emerging Markets ETF	219,630	11,881,983

Fixed Income Fund 1.9%
iShares iBoxx $ High Yield Corporate Bond ETF(b)	38,037	3,275,746

Total Exchange Traded Funds (cost $15,505,561)		15,157,729

Short-Term Investment 0.2%

	Shares	Value
Money Market Fund 0.2%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.84%(c)(d)	330,399	330,399

Total Short-Term Investment (cost $330,399)		330,399

Repurchase Agreement 1.7%

	Principal Amount	Value
BNP Paribas Securities Corp., 1.91%, dated 7/31/2018, due 8/1/2018, repurchase price $2,972,190, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.75%, maturing 2/15/2019 - 5/15/2024; total market value $3,031,474.(d)	$2,972,033	2,972,033

Total Repurchase Agreement (cost $2,972,033)		2,972,033

Total Investments (cost $161,310,105) — 102.0%		$174,005,481
Liabilities in excess of other assets — (2.0)%		(3,369,095)

NET ASSETS — 100.0%		$170,636,386

(a)	Investment in affiliate.
(b)

The security or a portion of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $3,242,935, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $330,399 and $2,972,033, respectively, a total value of $3,302,432.

(c)	Represents 7-day effective yield as of July 31, 2018.
(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2018 was $3,302,432.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Destination 2045 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$15,157,729	$—	$—	$15,157,729
Investment Companies	155,545,320	—	—	155,545,320
Repurchase Agreement	—	2,972,033	—	2,972,033
Short-Term Investment	330,399	—	—	330,399

Total	$171,033,448	$2,972,033	$—	$174,005,481

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2018 (Unaudited)

Nationwide Destination 2050 Fund

Investment Companies 91.1%

	Shares	Value
Equity Funds 84.2%
Nationwide International Index Fund, Class R6(a)	3,724,306	$31,246,925
Nationwide Mid Cap Market Index Fund, Class R6(a)	1,134,899	21,438,248
Nationwide S&P 500 Index Fund, Class R6(a)	3,241,717	55,303,691
Nationwide Small Cap Index Fund, Class R6(a)	541,848	8,301,118

Total Equity Funds (cost $105,272,869)		116,289,982

Fixed Income Funds 6.9%
Nationwide Bond Index Fund, Class R6(a)	770,188	8,202,498
Nationwide Core Plus Bond Fund, Class R6(a)	133,582	1,323,793

Total Fixed Income Funds (cost $9,829,566)		9,526,291

Total Investment Companies (cost $115,102,435)		125,816,273

Exchange Traded Funds 8.9%

	Shares	Value
Equity Fund 7.0%
iShares Core MSCI Emerging Markets ETF	178,158	9,638,348

Fixed Income Fund 1.9%
iShares iBoxx $ High Yield Corporate Bond ETF(b)	30,302	2,609,608

Total Exchange Traded Funds (cost $12,529,875)		12,247,956

Short-Term Investment 0.2%

	Shares	Value
Money Market Fund 0.2%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.84%(c)(d)	263,206	263,206

Total Short-Term Investment (cost $263,206)		263,206

Repurchase Agreement 1.7%

	Principal Amount	Value
BNP Paribas Securities Corp., 1.91%, dated 7/31/2018, due 8/1/2018, repurchase price $2,367,744, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.75%, maturing 2/15/2019 - 5/15/2024; total market value $2,414,971.(d)	$2,367,618	2,367,618

Total Repurchase Agreement (cost $2,367,618)		2,367,618

Total Investments (cost $130,263,134) — 101.9%		140,695,053

Liabilities in excess of other assets — (1.9)%		(2,685,497)

NET ASSETS — 100.0%		$138,009,556

(a)	Investment in affiliate.
(b)

The security or a portion of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $2,583,428, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $263,206 and $2,367,618, respectively, a total value of $2,630,824.

(c)	Represents 7-day effective yield as of July 31, 2018.
(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2018 was $2,630,824.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Destination 2050 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$12,247,956	$—	$—	$12,247,956
Investment Companies	125,816,273	—	—	125,816,273
Repurchase Agreement	—	2,367,618	—	2,367,618
Short-Term Investment	263,206	—	—	263,206

Total	$138,327,435	$2,367,618	$—	$140,695,053

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2018 (Unaudited)

Nationwide Destination 2055 Fund

Investment Companies 92.0%

	Shares	Value
Equity Funds 86.1%
Nationwide International Index Fund, Class R6(a)	2,056,536	$17,254,337
Nationwide Mid Cap Market Index Fund, Class R6(a)	634,063	11,977,447
Nationwide S&P 500 Index Fund, Class R6(a)	1,776,388	30,305,172
Nationwide Small Cap Index Fund, Class R6(a)	315,059	4,826,705

Total Equity Funds (cost $58,736,520)		64,363,661

Fixed Income Funds 5.9%
Nationwide Bond Index Fund, Class R6(a)	348,976	3,716,597
Nationwide Core Plus Bond Fund, Class R6(a)	73,889	732,244

Total Fixed Income Funds (cost $4,585,190)		4,448,841

Total Investment Companies (cost $63,321,710)		68,812,502

Exchange Traded Funds 8.1%

	Shares	Value
Equity Fund 7.2%
iShares Core MSCI Emerging Markets ETF	98,749	5,342,321

Fixed Income Fund 0.9%
iShares iBoxx $ High Yield Corporate Bond ETF(b)	8,031	691,630

Total Exchange Traded Funds (cost $6,178,548)		6,033,951

Short-Term Investment 0.1%

	Shares	Value
Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.84%(c)(d)	69,754	69,754

Total Short-Term Investment (cost $69,754)		69,754

Repurchase Agreement 0.8%

	Principal Amount	Value
BNP Paribas Securities Corp., 1.91%, dated 7/31/2018, due 8/1/2018, repurchase price $627,494, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.75%, maturing 2/15/2019 - 5/15/2024; total market value $640,010.(d)	$627,461	627,461

Total Repurchase Agreement (cost $627,461)		627,461

Total Investments (cost $70,197,473) — 101.0%		75,543,668

Liabilities in excess of other assets — (1.0)%		(781,290)

NET ASSETS — 100.0%		$74,762,378

(a)	Investment in affiliate.
(b)

The security or a portion of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $684,654, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $69,754 and $627,461, respectively, a total value of $697,215.

(c)	Represents 7-day effective yield as of July 31, 2018.
(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2018 was $697,215.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Destination 2055 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$6,033,951	$—	$—	$6,033,951
Investment Companies	68,812,502	—	—	68,812,502
Repurchase Agreement	—	627,461	—	627,461
Short-Term Investment	69,754	—	—	69,754

Total	$74,916,207	$627,461	$—	$75,543,668

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2018 (Unaudited)

Nationwide Destination 2060 Fund

Investment Companies 92.1%

	Shares	Value
Equity Funds 86.0%
Nationwide International Index Fund, Class R6(a)	445,239	$3,735,559
Nationwide Mid Cap Market Index Fund, Class R6(a)	136,704	2,582,346
Nationwide S&P 500 Index Fund, Class R6(a)	383,333	6,539,664
Nationwide Small Cap Index Fund, Class R6(a)	68,036	1,042,318

Total Equity Funds (cost $13,098,724)		13,899,887

Fixed Income Funds 6.1%
Nationwide Bond Index Fund, Class R6(a)	76,152	811,015
Nationwide Core Plus Bond Fund, Class R6(a)	16,318	161,715

Total Fixed Income Funds (cost $999,673)		972,730

Total Investment Companies (cost $14,098,397)		14,872,617

Exchange Traded Funds 7.9%

	Shares	Value
Equity Fund 7.1%
iShares Core MSCI Emerging Markets ETF	21,170	1,145,297

Fixed Income Fund 0.8%
iShares iBoxx $ High Yield Corporate Bond ETF(b)	1,482	127,630

Total Exchange Traded Funds (cost $1,311,179)		1,272,927

Short-Term Investment 0.0%†

	Shares	Value
Money Market Fund 0.0%†
Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.84%(c)(d)	6,282	6,282

Total Short-Term Investment (cost $6,282)		6,282

Repurchase Agreement 0.3%

	Principal Amount	Value
BNP Paribas Securities Corp., 1.91%, dated 7/31/2018, due 8/1/2018, repurchase price $56,514, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.75%, maturing 2/15/2019 - 5/15/2024; total market value $57,641.(d)	$56,511	56,511

Total Repurchase Agreement (cost $56,511)		56,511

Total Investments (cost $15,472,369) — 100.3%		16,208,337
Liabilities in excess of other assets — (0.3)%		(42,798)

NET ASSETS — 100.0%		$16,165,539

(a)	Investment in affiliate.
(b)

The security or a portion of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $61,662, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $6,282 and $56,511, respectively, a total value of $62,793.

(c)	Represents 7-day effective yield as of July 31, 2018.
(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2018 was $62,793.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Destination 2060 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$1,272,927	$—	$—	$1,272,927
Investment Companies	14,872,617	—	—	14,872,617
Repurchase Agreement	—	56,511	—	56,511
Short-Term Investment	6,282	—	—	6,282

Total	$16,151,826	$56,511	$—	$16,208,337

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2018 (Unaudited)

Nationwide Diamond Hill Large Cap Concentrated Fund

(formerly, Nationwide HighMark Large Cap Core Equity Fund)

Common Stocks 98.6%

	Shares	Value
Aerospace & Defense 5.6%
United Technologies Corp.	20,138	$2,733,532

Auto Components 3.8%
BorgWarner, Inc.	40,674	1,871,818

Banks 12.5%
Citigroup, Inc.	53,001	3,810,242
JPMorgan Chase & Co.	20,221	2,324,404

		6,134,646

Beverages 3.6%
PepsiCo, Inc.	15,498	1,782,270

Consumer Finance 6.5%
Discover Financial Services	44,463	3,175,103

Diversified Financial Services 4.6%
Berkshire Hathaway, Inc., Class B*	11,381	2,251,958

Health Care Equipment & Supplies 7.7%
Abbott Laboratories	57,671	3,779,757

Health Care Providers & Services 4.6%
Aetna, Inc.	11,873	2,236,754

Household Products 3.8%
Procter & Gamble Co. (The)	22,924	1,854,093

Insurance 5.4%
MetLife, Inc.	57,829	2,645,098

Internet Software & Services 9.2%
Alphabet, Inc., Class A*	2,359	2,895,012
Facebook, Inc., Class A*	9,281	1,601,715

		4,496,727

Media 3.4%
Comcast Corp., Class A	45,836	1,640,012

Oil, Gas & Consumable Fuels 5.7%
Devon Energy Corp.	61,832	2,783,058

Pharmaceuticals 4.7%
Pfizer, Inc.	57,746	2,305,798

Software 4.6%
Microsoft Corp.	21,069	2,235,000

Specialty Retail 4.6%
TJX Cos., Inc. (The)	22,975	2,234,549

Textiles, Apparel & Luxury Goods 3.7%
VF Corp.	19,484	1,793,892

Tobacco 4.6%
Philip Morris International, Inc.	25,949	2,239,399

Total Investments (cost $46,372,096) — 98.6%		48,193,464
Other assets in excess of liabilities — 1.4%		680,454

NET ASSETS — 100.0%		$48,873,918

*	Denotes a non-income producing security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Diamond Hill Large Cap Concentrated Fund

(formerly, Nationwide HighMark Large Cap Core Equity Fund)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At July 31, 2018, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2018 (Unaudited)

Nationwide Dynamic U.S. Growth Fund (formerly, Nationwide Growth Fund)

Common Stocks 77.7%

	Shares	Value
Aerospace & Defense 2.1%
Arconic, Inc.	3,133	$67,955
Boeing Co. (The)	4,038	1,438,739
General Dynamics Corp.	2,037	406,911
Harris Corp.	875	144,331
Huntington Ingalls Industries, Inc.	328	76,440
L3 Technologies, Inc.	579	124,161
Lockheed Martin Corp.	1,831	597,089
Northrop Grumman Corp.	1,285	386,130
Raytheon Co.	2,118	419,427
Rockwell Collins, Inc.	1,211	168,317
Textron, Inc.	1,888	128,894
TransDigm Group, Inc.	359	134,819
United Technologies Corp.	5,486	744,670

		4,837,883

Air Freight & Logistics 0.5%
CH Robinson Worldwide, Inc.	1,027	94,720
Expeditors International of Washington, Inc.	1,288	98,107
FedEx Corp.	1,812	445,516
United Parcel Service, Inc., Class B	5,084	609,521

		1,247,864

Airlines 0.4%
Alaska Air Group, Inc.	909	57,113
American Airlines Group, Inc.	3,072	121,467
Delta Air Lines, Inc.	4,758	258,930
Southwest Airlines Co.	3,933	228,743
United Continental Holdings, Inc.*	1,738	139,735

		805,988

Auto Components 0.1%
Aptiv plc	1,952	191,433
BorgWarner, Inc.	1,456	67,005
Goodyear Tire & Rubber Co. (The)	1,768	42,803

		301,241

Automobiles 0.3%
Ford Motor Co.	28,859	289,745
General Motors Co.	9,352	354,534
Harley-Davidson, Inc.	1,228	52,669

		696,948

Banks 4.9%
Bank of America Corp.	69,543	2,147,488
BB&T Corp.	5,749	292,107
Citigroup, Inc.	18,801	1,351,604
Citizens Financial Group, Inc.	3,574	142,174
Comerica, Inc.	1,267	122,823
Fifth Third Bancorp	5,054	149,548
Huntington Bancshares, Inc.	8,147	125,790
JPMorgan Chase & Co.	25,121	2,887,659
KeyCorp	7,827	163,349
M&T Bank Corp.	1,071	185,658
People’s United Financial, Inc.	2,565	46,760
PNC Financial Services Group, Inc. (The)	3,462	501,401
Regions Financial Corp.	8,281	154,109
SunTrust Banks, Inc.	3,427	246,984
SVB Financial Group*	390	120,073
US Bancorp	11,505	609,880
Wells Fargo & Co.	32,337	1,852,587
Zions Bancorp	1,556	80,445

		11,180,439

Beverages 1.4%
Brown-Forman Corp., Class B	1,931	102,768
Coca-Cola Co. (The)	28,237	1,316,691
Constellation Brands, Inc., Class A	1,265	265,941
Molson Coors Brewing Co., Class B	1,364	91,388
Monster Beverage Corp.*	3,029	181,801
PepsiCo, Inc.	10,454	1,202,210

		3,160,799

Biotechnology 2.0%
AbbVie, Inc.	11,174	1,030,578
Alexion Pharmaceuticals, Inc.*	1,683	223,772
Amgen, Inc.	4,910	965,060
Biogen, Inc.*	1,556	520,280
Celgene Corp.*	5,212	469,549
Gilead Sciences, Inc.	9,587	746,156
Incyte Corp.*	1,297	86,302
Regeneron Pharmaceuticals, Inc.*	570	209,766
Vertex Pharmaceuticals, Inc.*	1,912	334,696

		4,586,159

Building Products 0.2%
Allegion plc	701	57,160
AO Smith Corp.	1,070	63,697
Fortune Brands Home & Security, Inc.	1,076	62,408
Johnson Controls International plc	6,829	256,156
Masco Corp.	2,289	92,315

		531,736

Capital Markets 2.3%
Affiliated Managers Group, Inc.	400	64,004
Ameriprise Financial, Inc.	1,066	155,284
Bank of New York Mellon Corp. (The)	7,155	382,578
BlackRock, Inc.	909	457,009
Cboe Global Markets, Inc.	829	80,521
Charles Schwab Corp. (The)	8,853	452,034
CME Group, Inc.	2,511	399,550
E*TRADE Financial Corp.*	2,037	121,833
Franklin Resources, Inc.	2,350	80,652
Goldman Sachs Group, Inc. (The)	2,590	614,944
Intercontinental Exchange, Inc.	4,270	315,596
Invesco Ltd.	3,029	81,753
Jefferies Financial Services, Inc.	2,236	54,223
Moody’s Corp.	1,231	210,649
Morgan Stanley	10,050	508,128
MSCI, Inc.	657	109,187
Nasdaq, Inc.	861	78,695
Northern Trust Corp.	1,559	170,274
Raymond James Financial, Inc.	957	87,651
S&P Global, Inc.	1,853	371,415
State Street Corp.	2,695	237,995
T. Rowe Price Group, Inc.	1,785	212,558

		5,246,533

Chemicals 1.5%
Air Products & Chemicals, Inc.	1,616	265,299
Albemarle Corp.	816	76,867
CF Industries Holdings, Inc.	1,721	76,447
DowDuPont, Inc.	17,112	1,176,792
Eastman Chemical Co.	1,053	109,112
Ecolab, Inc.	1,914	269,300
FMC Corp.	992	89,161
International Flavors & Fragrances, Inc.	582	77,266
LyondellBasell Industries NV, Class A	2,370	262,572
Mosaic Co. (The)	2,586	77,864
PPG Industries, Inc.	1,838	203,393
Praxair, Inc.	2,119	354,933
Sherwin-Williams Co. (The)	607	267,523

		3,306,529

Commercial Services & Supplies 0.3%
Cintas Corp.	666	136,184
Copart, Inc.*	1,582	90,791
Republic Services, Inc.	1,644	119,157
Stericycle, Inc.*	631	44,081

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Dynamic U.S. Growth Fund (formerly, Nationwide Growth Fund)

Common Stocks (continued)

	Shares	Value
Commercial Services & Supplies (continued)
Waste Management, Inc.	2,933	$263,970

		654,183

Communications Equipment 0.8%
Cisco Systems, Inc.	34,675	1,466,406
F5 Networks, Inc.*	451	77,292
Juniper Networks, Inc.	2,574	67,799
Motorola Solutions, Inc.	1,196	145,075

		1,756,572

Construction & Engineering 0.1%
Fluor Corp.	1,037	53,146
Jacobs Engineering Group, Inc.	888	60,056
Quanta Services, Inc.*	1,103	37,579

		150,781

Construction Materials 0.1%
Martin Marietta Materials, Inc.	464	92,531
Vulcan Materials Co.	975	109,200

		201,731

Consumer Finance 0.5%
American Express Co.	5,265	523,973
Capital One Financial Corp.	3,587	338,326
Discover Financial Services	2,573	183,738
Synchrony Financial	5,231	151,385

		1,197,422

Containers & Packaging 0.3%
Avery Dennison Corp.	649	74,427
Ball Corp.	2,575	100,348
International Paper Co.	3,053	164,038
Packaging Corp. of America	696	78,579
Sealed Air Corp.	1,189	52,399
WestRock Co.	1,891	109,640

		579,431

Distributors 0.1%
Genuine Parts Co.	1,082	105,290
LKQ Corp.*	2,283	76,526

		181,816

Diversified Consumer Services 0.0%†
H&R Block, Inc.	1,543	38,822

Diversified Financial Services 1.2%
Berkshire Hathaway, Inc., Class B*	14,202	2,810,150

Diversified Telecommunication Services 1.5%
AT&T, Inc.	53,541	1,711,706
CenturyLink, Inc.	7,238	135,857
Verizon Communications, Inc.	30,465	1,573,213

		3,420,776

Electric Utilities 1.4%
Alliant Energy Corp.	1,707	73,350
American Electric Power Co., Inc.	3,632	258,380
Duke Energy Corp.	5,169	421,894
Edison International	2,402	160,045
Entergy Corp.	1,333	108,346
Evergy, Inc.	2,000	112,180
Eversource Energy	2,336	141,842
Exelon Corp.	7,118	302,515
FirstEnergy Corp.	3,305	117,096
NextEra Energy, Inc.	3,476	582,369
PG&E Corp.	3,807	164,006
Pinnacle West Capital Corp.	825	66,355
PPL Corp.	5,154	148,281
Southern Co. (The)	7,459	362,507
Xcel Energy, Inc.	3,751	175,772

		3,194,938

Electrical Equipment 0.4%
AMETEK, Inc.	1,708	132,882
Eaton Corp. plc	3,225	268,223
Emerson Electric Co.	4,646	335,813
Rockwell Automation, Inc.	926	173,681

		910,599

Electronic Equipment, Instruments & Components 0.3%
Amphenol Corp., Class A	2,223	207,873
Corning, Inc.	6,123	203,161
FLIR Systems, Inc.	1,012	59,303
IPG Photonics Corp.*	277	45,439
TE Connectivity Ltd.	2,582	241,598

		757,374

Energy Equipment & Services 0.6%
Baker Hughes a GE Co.	3,070	106,160
Halliburton Co.	6,459	273,991
Helmerich & Payne, Inc.	802	49,203
National Oilwell Varco, Inc.	2,816	136,914
Schlumberger Ltd.	10,213	689,582
TechnipFMC plc	3,200	104,160

		1,360,010

Equity Real Estate Investment Trusts (REITs) 2.1%
Alexandria Real Estate Equities, Inc.	759	96,727
American Tower Corp.	3,256	482,669
Apartment Investment & Management Co., Class A	1,160	49,474
AvalonBay Communities, Inc.	1,019	180,210
Boston Properties, Inc.	1,138	142,853
Crown Castle International Corp.	3,059	339,029
Digital Realty Trust, Inc.	1,519	184,437
Duke Realty Corp.	2,633	76,673
Equinix, Inc.	586	257,418
Equity Residential	2,715	177,643
Essex Property Trust, Inc.	487	117,099
Extra Space Storage, Inc.	985	92,560
Federal Realty Investment Trust	540	67,770
GGP, Inc.	4,664	99,437
HCP, Inc.	3,464	89,718
Host Hotels & Resorts, Inc.	5,466	114,458
Iron Mountain, Inc.	2,075	72,853
Kimco Realty Corp.	3,133	52,290
Macerich Co. (The)	800	47,248
Mid-America Apartment Communities, Inc.	839	84,554
Prologis, Inc.	3,931	257,952
Public Storage	1,105	240,702
Realty Income Corp.	2,097	116,950
Regency Centers Corp.	1,087	69,166
SBA Communications Corp.*	849	134,354
Simon Property Group, Inc.	2,283	402,287
SL Green Realty Corp.	652	67,228
UDR, Inc.	1,973	75,921
Ventas, Inc.	2,627	148,110
Vornado Realty Trust	1,275	91,698
Welltower, Inc.	2,743	171,712
Weyerhaeuser Co.	5,582	190,793

		4,791,993

Food & Staples Retailing 1.1%
Costco Wholesale Corp.	3,265	714,088
Kroger Co. (The)	5,993	173,797
Sysco Corp.	3,534	237,520
Walgreens Boots Alliance, Inc.	6,383	431,619
Walmart, Inc.	10,667	951,816

		2,508,840

Food Products 0.8%
Archer-Daniels-Midland Co.	4,123	198,976
Campbell Soup Co.	1,418	57,996

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Dynamic U.S. Growth Fund (formerly, Nationwide Growth Fund)

Common Stocks (continued)

	Shares	Value
Food Products (continued)
Conagra Brands, Inc.	2,901	$106,496
General Mills, Inc.	4,371	201,328
Hershey Co. (The)	1,030	101,156
Hormel Foods Corp.	1,991	71,616
JM Smucker Co. (The)	837	93,008
Kellogg Co.	1,841	130,766
Kraft Heinz Co. (The)	4,404	265,341
McCormick & Co., Inc. (Non-Voting)	894	105,081
Mondelez International, Inc., Class A	10,876	471,801
Tyson Foods, Inc., Class A	2,195	126,542

		1,930,107

Health Care Equipment & Supplies 2.4%
Abbott Laboratories	12,926	847,170
ABIOMED, Inc.*	311	110,259
Align Technology, Inc.*	532	189,738
Baxter International, Inc.	3,710	268,790
Becton Dickinson and Co.	1,970	493,229
Boston Scientific Corp.*	10,174	341,948
Cooper Cos., Inc. (The)	361	94,041
Danaher Corp.	4,533	464,995
DENTSPLY SIRONA, Inc.	1,677	80,680
Edwards Lifesciences Corp.*	1,554	221,367
Hologic, Inc.*	2,013	86,378
IDEXX Laboratories, Inc.*	641	157,000
Intuitive Surgical, Inc.*	835	424,339
Medtronic plc	9,985	900,947
ResMed, Inc.	1,053	111,386
Stryker Corp.	2,369	386,739
Varian Medical Systems, Inc.*	675	77,929
Zimmer Biomet Holdings, Inc.	1,499	188,154

		5,445,089

Health Care Providers & Services 2.5%
Aetna, Inc.	2,412	454,397
AmerisourceBergen Corp.	1,263	103,351
Anthem, Inc.	1,881	475,893
Cardinal Health, Inc.	2,290	114,386
Centene Corp.*	1,513	197,189
Cigna Corp.	1,793	321,700
CVS Health Corp.	7,588	492,158
DaVita, Inc.*	1,029	72,318
Envision Healthcare Corp.*	893	39,524
Express Scripts Holding Co.*	4,142	329,123
HCA Healthcare, Inc.	2,060	255,914
Henry Schein, Inc.*	1,136	90,210
Humana, Inc.	1,034	324,862
Laboratory Corp. of America Holdings*	754	132,206
McKesson Corp.	1,490	187,144
Quest Diagnostics, Inc.	1,001	107,828
UnitedHealth Group, Inc.	7,121	1,803,180
Universal Health Services, Inc., Class B	643	78,510

		5,579,893

Health Care Technology 0.1%
Cerner Corp.*	2,324	144,274

Hotels, Restaurants & Leisure 1.3%
Carnival Corp.	2,993	177,305
Chipotle Mexican Grill, Inc.*	181	78,492
Darden Restaurants, Inc.	913	97,636
Hilton Worldwide Holdings, Inc.	2,060	162,040
Marriott International, Inc., Class A	2,189	279,842
McDonald’s Corp.	5,789	911,999
MGM Resorts International	3,695	115,912
Norwegian Cruise Line Holdings Ltd.*	1,524	76,246
Royal Caribbean Cruises Ltd.	1,299	146,475
Starbucks Corp.	10,175	533,068
Wynn Resorts Ltd.	625	104,238
Yum! Brands, Inc.	2,383	188,948

		2,872,201

Household Durables 0.3%
DR Horton, Inc.	2,532	110,648
Garmin Ltd.	820	51,209
Leggett & Platt, Inc.	968	42,176
Lennar Corp., Class A	2,017	105,429
Mohawk Industries, Inc.*	467	87,964
Newell Brands, Inc.	3,581	93,786
PulteGroup, Inc.	1,937	55,185
Whirlpool Corp.	476	62,404

		608,801

Household Products 1.1%
Church & Dwight Co., Inc.	1,904	106,434
Clorox Co. (The)	955	129,087
Colgate-Palmolive Co.	6,432	431,008
Kimberly-Clark Corp.	2,576	293,304
Procter & Gamble Co. (The)	18,541	1,499,596

		2,459,429

Independent Power and Renewable Electricity Producers 0.1%
AES Corp.	4,876	65,143
NRG Energy, Inc.	2,206	69,864

		135,007

Industrial Conglomerates 1.3%
3M Co.	4,377	929,325
General Electric Co.	64,038	872,838
Honeywell International, Inc.	5,507	879,192
Roper Technologies, Inc.	760	229,444

		2,910,799

Insurance 1.9%
Aflac, Inc.	5,708	265,650
Allstate Corp. (The)	2,592	246,551
American International Group, Inc.	6,619	365,435
Aon plc	1,802	258,677
Arthur J Gallagher & Co.	1,344	95,894
Assurant, Inc.	391	43,127
Brighthouse Financial, Inc.*	883	38,349
Chubb Ltd.	3,434	479,799
Cincinnati Financial Corp.	1,102	83,344
Everest Re Group Ltd.	302	65,942
Hartford Financial Services Group, Inc. (The)	2,641	139,181
Lincoln National Corp.	1,613	109,845
Loews Corp.	1,930	98,005
Marsh & McLennan Cos., Inc.	3,741	311,850
MetLife, Inc.	7,495	342,821
Principal Financial Group, Inc.	1,964	114,069
Progressive Corp. (The)	4,293	257,623
Prudential Financial, Inc.	3,097	312,518
Torchmark Corp.	778	68,519
Travelers Cos., Inc. (The)	1,993	259,369
Unum Group	1,631	64,800
Willis Towers Watson plc	972	154,956
XL Group Ltd.	1,904	107,062

		4,283,386

Internet & Direct Marketing Retail 3.2%
Amazon.com, Inc.*	2,978	5,293,216
Booking Holdings, Inc.*	355	720,196
Expedia Group, Inc.	891	119,251
Netflix, Inc.*	3,206	1,081,865
TripAdvisor, Inc.*	790	45,812

		7,260,340

Internet Software & Services 4.0%
Akamai Technologies, Inc.*	1,258	94,677

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Dynamic U.S. Growth Fund (formerly, Nationwide Growth Fund)

Common Stocks (continued)

	Shares	Value
Internet Software & Services (continued)
Alphabet, Inc., Class A*	2,210	$2,712,156
Alphabet, Inc., Class C*	2,240	2,726,663
eBay, Inc.*	6,815	227,962
Facebook, Inc., Class A*	17,707	3,055,874
Twitter, Inc.*	4,828	153,868
VeriSign, Inc.*	708	102,823

		9,074,023

IT Services 3.5%
Accenture plc, Class A	4,741	755,384
Alliance Data Systems Corp.	355	79,832
Automatic Data Processing, Inc.	3,248	438,447
Broadridge Financial Solutions, Inc.	915	103,377
Cognizant Technology Solutions Corp., Class A	4,320	352,080
DXC Technology Co.	2,100	177,954
Fidelity National Information Services, Inc.	2,493	257,103
Fiserv, Inc.*	3,093	233,460
FleetCor Technologies, Inc.*	661	143,437
Gartner, Inc.*	673	91,144
Global Payments, Inc.	1,177	132,495
International Business Machines Corp.	6,294	912,189
Mastercard, Inc., Class A	6,760	1,338,480
Paychex, Inc.	2,357	162,680
PayPal Holdings, Inc.*	8,230	676,012
Total System Services, Inc.	1,224	112,045
Visa, Inc., Class A	13,234	1,809,617
Western Union Co. (The)	3,397	68,484

		7,844,220

Leisure Products 0.1%
Hasbro, Inc.	838	83,473
Mattel, Inc.	2,536	40,246

		123,719

Life Sciences Tools & Services 0.7%
Agilent Technologies, Inc.	2,359	155,789
Illumina, Inc.*	1,084	351,606
IQVIA Holdings, Inc.*	1,194	145,596
Mettler-Toledo International, Inc.*	188	111,392
PerkinElmer, Inc.	815	64,532
Thermo Fisher Scientific, Inc.	2,966	695,616
Waters Corp.*	578	114,022

		1,638,553

Machinery 1.2%
Caterpillar, Inc.	4,408	633,870
Cummins, Inc.	1,142	163,089
Deere & Co.	2,433	352,274
Dover Corp.	1,141	94,680
Flowserve Corp.	965	42,778
Fortive Corp.	2,261	185,583
Illinois Tool Works, Inc.	2,247	322,063
Ingersoll-Rand plc	1,828	180,076
PACCAR, Inc.	2,594	170,478
Parker-Hannifin Corp.	980	165,669
Pentair plc	1,197	53,446
Snap-on, Inc.	417	70,719
Stanley Black & Decker, Inc.	1,138	170,097
Xylem, Inc.	1,326	101,519

		2,706,341

Media 1.7%
CBS Corp. (Non-Voting), Class B	2,518	132,623
Charter Communications, Inc., Class A*	1,365	415,752
Comcast Corp., Class A	33,858	1,211,439
Discovery, Inc., Class A*	1,151	30,594
Discovery, Inc., Class C*	2,519	61,841
DISH Network Corp., Class A*	1,688	53,273
Interpublic Group of Cos., Inc. (The)	2,842	64,087
News Corp., Class A	2,825	42,573
News Corp., Class B	898	13,739
Omnicom Group, Inc.	1,676	115,359
Twenty-First Century Fox, Inc., Class A	7,771	349,695
Twenty-First Century Fox, Inc., Class B	3,239	143,877
Viacom, Inc., Class B	2,603	75,617
Walt Disney Co. (The)	10,962	1,244,845

		3,955,314

Metals & Mining 0.2%
Freeport-McMoRan, Inc.	9,934	163,911
Newmont Mining Corp.	3,933	144,262
Nucor Corp.	2,345	156,951

		465,124

Multiline Retail 0.4%
Dollar General Corp.	1,874	183,933
Dollar Tree, Inc.*	1,753	160,014
Kohl’s Corp.	1,241	91,673
Macy’s, Inc.	2,258	89,710
Nordstrom, Inc.	866	45,387
Target Corp.	3,931	317,153

		887,870

Multi-Utilities 0.7%
Ameren Corp.	1,796	111,460
CenterPoint Energy, Inc.	3,182	90,623
CMS Energy Corp.	2,083	100,692
Consolidated Edison, Inc.	2,291	180,829
Dominion Energy, Inc.	4,811	344,997
DTE Energy Co.	1,338	145,226
NiSource, Inc.	2,487	65,110
Public Service Enterprise Group, Inc.	3,725	192,061
SCANA Corp.	1,052	42,069
Sempra Energy	1,947	225,054
WEC Energy Group, Inc.	2,326	154,377

		1,652,498

Oil, Gas & Consumable Fuels 4.2%
Anadarko Petroleum Corp.	3,797	277,750
Andeavor	1,025	153,811
Apache Corp.	2,817	129,582
Cabot Oil & Gas Corp.	3,328	78,208
Chevron Corp.	14,090	1,779,144
Cimarex Energy Co.	704	69,414
Concho Resources, Inc.*	1,403	204,628
ConocoPhillips	8,627	622,611
Devon Energy Corp.	3,859	173,694
EOG Resources, Inc.	4,268	550,316
EQT Corp.	1,958	97,273
Exxon Mobil Corp.	31,237	2,546,128
Hess Corp.	1,930	126,666
HollyFrontier Corp.	1,301	97,029
Kinder Morgan, Inc.	13,988	248,707
Marathon Oil Corp.	6,290	132,845
Marathon Petroleum Corp.	3,405	275,226
Newfield Exploration Co.*	1,472	42,276
Noble Energy, Inc.	3,572	128,913
Occidental Petroleum Corp.	5,646	473,869
ONEOK, Inc.	3,031	213,504
Phillips 66	3,095	381,737
Pioneer Natural Resources Co.	1,256	237,723
Valero Energy Corp.	3,178	376,116
Williams Cos., Inc. (The)	6,103	181,564

		9,598,734

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Dynamic U.S. Growth Fund (formerly, Nationwide Growth Fund)

Common Stocks (continued)

	Shares	Value
Personal Products 0.1%
Coty, Inc., Class A	3,486	$46,747
Estee Lauder Cos., Inc. (The), Class A	1,652	222,921

		269,668

Pharmaceuticals 3.6%
Allergan plc	2,500	460,225
Bristol-Myers Squibb Co.	12,052	708,055
Eli Lilly & Co.	7,043	695,919
Johnson & Johnson	19,788	2,622,306
Merck & Co., Inc.	19,960	1,314,765
Mylan NV*	3,800	141,778
Nektar Therapeutics*	1,188	62,489
Perrigo Co. plc	949	76,413
Pfizer, Inc.	43,130	1,722,181
Zoetis, Inc.	3,636	314,441

		8,118,572

Professional Services 0.2%
Equifax, Inc.	887	111,318
IHS Markit Ltd.*	2,626	139,257
Nielsen Holdings plc	2,469	58,170
Robert Half International, Inc.	911	69,017
Verisk Analytics, Inc.*	1,146	126,771

		504,533

Real Estate Management & Development 0.0%†
CBRE Group, Inc., Class A*	2,230	111,054

Road & Rail 0.8%
CSX Corp.	6,454	456,169
JB Hunt Transport Services, Inc.	631	75,657
Kansas City Southern	808	93,946
Norfolk Southern Corp.	2,083	352,027
Union Pacific Corp.	5,719	857,221

		1,835,020

Semiconductors & Semiconductor Equipment 3.1%
Advanced Micro Devices, Inc.*	6,075	111,355
Analog Devices, Inc.	2,735	262,943
Applied Materials, Inc.	7,432	361,418
Broadcom, Inc.	2,960	656,439
Intel Corp.	34,527	1,660,749
KLA-Tencor Corp.	1,150	135,033
Lam Research Corp.	1,210	230,674
Microchip Technology, Inc.	1,733	161,914
Micron Technology, Inc.*	8,663	457,320
NVIDIA Corp.	4,475	1,095,748
Qorvo, Inc.*	932	76,200
QUALCOMM, Inc.	10,931	700,568
Skyworks Solutions, Inc.	1,342	126,926
Texas Instruments, Inc.	7,218	803,508
Xilinx, Inc.	1,868	134,627

		6,975,422

Software 4.8%
Activision Blizzard, Inc.	5,613	412,106
Adobe Systems, Inc.*	3,659	895,284
ANSYS, Inc.*	620	104,706
Autodesk, Inc.*	1,616	207,559
CA, Inc.	2,303	101,816
Cadence Design Systems, Inc.*	2,079	91,663
Citrix Systems, Inc.*	949	104,362
Electronic Arts, Inc.*	2,302	296,382
Intuit, Inc.	1,797	367,019
Microsoft Corp.	56,812	6,026,617
Oracle Corp.	21,972	1,047,625
Red Hat, Inc.*	1,310	185,011
salesforce.com, Inc.*	5,201	713,317
Symantec Corp.	4,583	92,668
Synopsys, Inc.*	1,099	98,284
Take-Two Interactive Software, Inc.*	843	95,276

		10,839,695

Specialty Retail 1.8%
Advance Auto Parts, Inc.	546	77,112
AutoZone, Inc.*	197	138,989
Best Buy Co., Inc.	1,808	135,654
CarMax, Inc.*	1,313	98,055
Foot Locker, Inc.	871	42,514
Gap, Inc. (The)	1,600	48,272
Home Depot, Inc. (The)	8,549	1,688,598
L Brands, Inc.	1,788	56,626
Lowe’s Cos., Inc.	6,061	602,100
O’Reilly Automotive, Inc.*	604	184,824
Ross Stores, Inc.	2,791	244,017
Tiffany & Co.	751	103,308
TJX Cos., Inc. (The)	4,624	449,730
Tractor Supply Co.	900	70,236
Ulta Beauty, Inc.*	421	102,888

		4,042,923

Technology Hardware, Storage & Peripherals 3.5%
Apple, Inc.	36,339	6,914,948
Hewlett Packard Enterprise Co.	11,258	173,823
HP, Inc.	12,102	279,314
NetApp, Inc.	2,043	158,373
Seagate Technology plc	2,117	111,397
Western Digital Corp.	2,278	159,802
Xerox Corp.	1,577	40,955

		7,838,612

Textiles, Apparel & Luxury Goods 0.6%
Hanesbrands, Inc.	2,657	59,145
Michael Kors Holdings Ltd.*	1,105	73,737
NIKE, Inc., Class B	9,457	727,338
PVH Corp.	604	92,726
Ralph Lauren Corp.	410	55,342
Tapestry, Inc.	2,122	99,988
Under Armour, Inc., Class A*	1,371	27,379
Under Armour, Inc., Class C*	1,388	26,011
VF Corp.	2,482	228,518

		1,390,184

Tobacco 0.8%
Altria Group, Inc.	13,955	818,880
Philip Morris International, Inc.	11,461	989,084

		1,807,964

Trading Companies & Distributors 0.2%
Fastenal Co.	2,121	120,748
United Rentals, Inc.*	652	97,018
WW Grainger, Inc.	394	136,545

		354,311

Water Utilities 0.0%†
American Water Works Co., Inc.	1,312	115,784

Total Common Stocks (cost $168,481,222)		176,197,021

Exchange Traded Fund 1.4%

	Shares	Value
Equity Fund 1.4%
iShares Russell 1000 Growth ETF	21,750	$3,208,343

Total Exchange Traded Fund (cost $1,931,594)		3,208,343

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Dynamic U.S. Growth Fund (formerly, Nationwide Growth Fund)

Purchased Options 2.1%

	Number of Contracts	Value

Call Options 2.1%
Future Equity Index Options: 2.1%
S&P 500 E-Mini Index 8/17/2018 at USD 2,875.00 Vanilla, European Style Notional Amount: USD 22,811,949 Exchange Traded*	162	$24,300
S&P 500 E-Mini Index 9/21/2018 at USD 2,500.00 Vanilla, American Style Notional Amount: USD 22,530,320 Exchange Traded*	160	2,577,600
S&P 500 E-Mini Index 10/19/2018 at USD 2,550.00 Vanilla, European Style Notional Amount: USD 22,671,135 Exchange Traded*	161	2,286,200

Total Purchased Option (cost $5,127,827)		4,888,100

Rights 0.0%†

	Number of Rights	Value
Biotechnology 0.0%†
Dyax Corp., CVR*(a)(b)(c)	43,975	65,962

Total Rights (cost $ —)		65,962

Short-Term Investment 7.5%

	Principal Amount	Value
U.S. Treasury Obligation 7.5%
U.S. Treasury Bills, 0.00%, 9/13/2018(d)(e)	$17,000,000	16,961,775

Total Short-Term Investment (cost $16,961,430)		16,961,775

Total Investments (cost $192,502,073) — 88.7%		201,321,201
Other assets in excess of liabilities — 11.3%		25,545,048

NET ASSETS — 100.0%		$226,866,249

*	Denotes a non-income producing security.
(a)	Fair valued security.
(b)	Illiquid security as deemed by the procedures approved by the Board of Trustees (unaudited).
(c)	Value determined using significant unobservable inputs.
(d)	Zero Coupon Security. Debt security that pays no cash income but is sold at a substantial discount from its value at maturity.
(e)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
†	Amount rounds to less than 0.1%.

CVR	Contingent Value Rights
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Dynamic U.S. Growth Fund (formerly, Nationwide Growth Fund)

Futures contracts outstanding as of July 31, 2018 :

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	347	9/2018	USD	48,876,685	227,995
U.S. Treasury Long Bond	211	9/2018	USD	30,166,406	(442,146)

					(214,151)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Dynamic U.S. Growth Fund (formerly, Nationwide Growth Fund)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where(i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$176,197,021	$—	$—	$176,197,021
Exchange Traded Fund	3,208,343	—	—	3,208,343
Futures Contracts	227,995	—	—	227,995
Purchased Options	4,888,100	—	—	4,888,100
Rights	—	—	65,962	65,962
Short-Term Investment	—	16,961,775	—	16,961,775

Total Assets	$184,521,459	$16,961,775	$65,962	$201,549,196

Liabilities:
Futures Contracts	$(442,146)	$—	$—	$(442,146)

Total Liabilities	$(442,146)	$—	$—	$(442,146)

Total	$184,079,313	$16,961,775	$65,962	$201,107,050

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Dynamic U.S. Growth Fund (formerly, Nationwide Growth Fund)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Rights	Total
Balance as of 10/31/2017	$65,962	$65,962
Accrued Accretion/(Amortization)	—	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation/Depreciation	—	—
Purchases	—	—
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 7/31/2018	$65,962	$65,962

Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 7/31/2018	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options, and financial futures contracts.

Options

The Fund has long positions in options on equity index futures contracts, which are exchange-traded. Such option investments are utilized to gain exposure to the value of equities. The purchase of put options serves as a short hedge.

Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange-traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. The Fund uses only American-style options, which can be exercised at any time prior to the expiration date of the option. This is in contrast to European-style options which can only be exercised at expiration of the option.

The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”), guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Futures Contracts

The Fund is subject to equity price and interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities and to gain exposure to and/or hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Dynamic U.S. Growth Fund (formerly, Nationwide Growth Fund)

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2018

Assets:	Statement of Assets & Liabilities	Fair Value
Purchased Options
Equity risk	Investment securities, at value	$4,888,100
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	227,995

Total		$5,116,095

Liabilities:
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	(442,146)

Total		$(442,146)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments

July 31, 2018 (Unaudited)

Nationwide Emerging Markets Debt Fund

Asset-Backed Security 0.6%

	Principal Amount		Value
CHILE 0.6%

Airlines 0.6%
Latam Airlines Pass-Through Trust A, 4.20%, 11/15/2027		$495,779	$474,213

Total Asset-Backed Security (cost $477,100)			474,213

Corporate Bonds 24.0%

	Principal Amount		Value
ARGENTINA 2.2%

Electric Utilities 0.3%
AES Argentina Generacion SA, 7.75%, 2/2/2024(a)		250,000	232,950

Media 1.0%
Cablevision SA, Reg. S, 6.50%, 6/15/2021		810,000	806,525

Oil, Gas & Consumable Fuels 0.9%
Transportadora de Gas del Sur SA, 6.75%, 5/2/2025(a)		800,000	751,760

			1,791,235

BRAZIL 2.3%
Chemicals 0.4%
Braskem Netherlands Finance BV, Reg. S, 4.50%, 1/10/2028		405,000	386,269

Oil, Gas & Consumable Fuels 1.0%
Petrobras Global Finance BV, 8.75%, 5/23/2026		730,000	825,265

Paper & Forest Products 0.4%
Klabin Finance SA Reg. S, 5.25%, 7/16/2024		307,000	304,912

Road & Rail 0.5%
Rumo Luxembourg Sarl, 5.88%, 1/18/2025(a)		447,000	429,120

			1,945,566

CHINA 1.9%
Automobiles 0.8%
Geely Automobile Holdings Ltd., Reg. S, 3.63%, 1/25/2023		700,000	677,393

Real Estate Management & Development 1.1%
Shimao Property Holdings Ltd., Reg. S, 8.38%, 2/10/2022		900,000	945,059

			1,622,452

CONGO, DEMOCRATIC REPUBLIC OF THE 0.5%
Communications Equipment 0.5%
HTA Group Ltd., Reg. S, 9.13%, 3/8/2022		390,000	397,800

DOMINICAN REPUBLIC 0.9%
Electric Utilities 0.9%
AES Andres BV, Reg. S, 7.95%, 5/11/2026		700,000	728,000

GHANA 0.9%
Oil, Gas & Consumable Fuels 0.9%
Tullow Oil plc, Reg. S, 6.25%, 4/15/2022		750,000	744,375

INDIA 1.7%
Electric Utilities 0.5%
Adani Transmission Ltd., 4.00%, 8/3/2026(a)		500,000	447,281

Metals & Mining 1.2%
Vedanta Resources plc, 6.38%, 7/30/2022(a)		1,000,000	982,500

			1,429,781

MAURITIUS 0.5%
Diversified Telecommunication Services 0.5%
Liquid Telecommunications Financing plc, Reg. S, 8.50%, 7/13/2022		365,000	378,676

MEXICO 3.7%
Banks 0.5%
BBVA Bancomer SA, Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033(b)		420,000	390,919

Chemicals 0.5%
Mexichem SAB de CV, Reg. S, 5.50%, 1/15/2048		425,000	398,395

Consumer Finance 0.5%
Unifin Financiera SAB de CV SOFOM ENR, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.31%), 8.88%, 1/29/2025(a)(b)(c)		499,000	471,555

Equity Real Estate Investment Trusts (REITs) 0.5%
Trust F/1401, Reg. S, 6.95%, 1/30/2044		375,000	387,656

Oil, Gas & Consumable Fuels 0.7%
Petroleos Mexicanos, Reg. S, 7.19%, 9/12/2024	MXN	12,980,400	613,115

Wireless Telecommunication Services 1.0%
Sixsigma Networks Mexico SA de CV, 7.50%, 5/2/2025(a)		$800,000	796,960

			3,058,600

NIGERIA 0.5%
Communications Equipment 0.5%
IHS Netherlands Holdco BV, Reg. S, 9.50%, 10/27/2021		390,000	399,117

POLAND 1.0%
Banks 1.0%
Powszechna Kasa Oszczednosci Bank Polski SA, Reg. S, 4.63%, 9/26/2022		800,000	820,578

RUSSIA 2.0%
Banks 0.9%
Credit Bank of Moscow, 5.55%, 2/14/2023(a)		800,000	757,699

Consumer Finance 1.1%
GTLK Europe DAC, Reg. S, 5.13%, 5/31/2024		940,000	890,767

			1,648,466

SINGAPORE 1.1%
Oil, Gas & Consumable Fuels 1.1%
Puma International Financing SA, 5.00%, 1/24/2026(a)		1,000,000	902,865

SOUTH AFRICA 0.9%
Electric Utilities 0.9%
Eskom Holdings SOC Ltd., 7.50%, 9/15/2033	ZAR	13,000,000	757,803

THAILAND 0.7%
Oil, Gas & Consumable Fuels 0.7%
PTTEP Treasury Center Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 4.60%, 7/17/2022(a)(b)(c)		$600,000	575,971

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Emerging Markets Debt Fund

Corporate Bonds (continued)

	Principal Amount		Value
TUNISIA 1.0%
Banks 1.0%
Banque Centrale de Tunisie International Bond, Reg. S, 5.75%, 1/30/2025		$911,000	$830,376

UKRAINE 1.1%
Food Products 0.7%
MHP Lux SA, 6.95%, 4/3/2026(a)		644,000	620,615

Metals & Mining 0.4%
Metinvest BV, 8.50%, 4/23/2026(a)		338,000	326,714

			947,329

UNITED ARAB EMIRATES 0.9%
Airlines 0.7%
Zahidi Ltd., Reg. S, 4.50%, 3/22/2028		635,000	627,139

Multi-Utilities 0.2%
Abu Dhabi National Energy Co. PJSC, 4.88%, 4/23/2030(a)		200,000	203,516

			830,655

VENEZUELA, BOLIVARIAN REPUBLIC OF 0.2%
Oil, Gas & Consumable Fuels 0.2%
Petroleos de Venezuela SA, Reg. S, 5.50%, 4/12/2037(d)		610,000	141,825

Total Corporate Bonds (cost $20,204,215)			19,951,470

Foreign Government Securities 67.4%

	Principal Amount		Value

ARGENTINA 2.6%
Provincia de Buenos Aires, (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.83%, 15.00% Floor), 27.50%, 5/31/2022(b)	ARS	14,147,000	427,229
Republic of Argentina (Argentina Central Bank 7D Repo Reference Rate + 0.00%), 28.97%, 6/21/2020(b)		30,017,053	1,098,930
7.50%, 4/22/2026		$637,000	606,743

			2,132,902

ARMENIA 0.2%
Republic of Armenia, Reg. S, 6.00%, 9/30/2020		200,000	205,608

BAHAMAS 0.9%
Commonwealth of the Bahamas, 6.00%, 11/21/2028(a)		752,000	763,280

BELARUS 1.1%
Republic of Belarus, Reg. S, 6.88%, 2/28/2023		910,000	952,097

BRAZIL 5.9%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/2023	BRL	12,219,000	3,230,381
Federative Republic of Brazil, 10.00%, 1/1/2025		6,625,000	1,703,865

			4,934,246

COLOMBIA 2.5%
Republic of Colombia, 7.00%, 5/4/2022	COP	3,473,900,000	1,249,861
Titulos de Tesoreria, 7.75%, 9/18/2030		2,238,900,000	819,538

			2,069,399

CROATIA 1.9%
Republic of Croatia, Reg. S, 5.50%, 4/4/2023		$1,449,000	1,541,678

DOMINICAN REPUBLIC 3.7%
Dominican Republic Bond 16.95%, 2/4/2022(a)	DOP	49,500,000	1,244,599
Reg. S, 5.50%, 1/27/2025		$805,000	807,616
Reg. S, 7.45%, 4/30/2044		908,000	982,910

			3,035,125

EGYPT 2.4%
Arab Republic of Egypt 6.13%, 1/31/2022(a)		1,200,000	1,216,567
5.63%, 4/16/2030(a)	EUR	668,000	751,823

			1,968,390

EL SALVADOR 0.8%
Republic of El Salvador Reg. S, 5.88%, 1/30/2025		$706,000	674,533

GABON 0.7%
Republic of Gabon, Reg. S, 6.38%, 12/12/2024		585,000	546,824

GEORGIA 1.4%
Republic of Georgia, Reg. S, 6.88%, 4/12/2021		1,111,000	1,184,993

GHANA 1.3%
Ghana Government Bond, 8.63%, 6/16/2049(a)		1,050,000	1,088,422

HONDURAS 0.9%
Republic of Honduras, Reg. S, 6.25%, 1/19/2027		742,000	762,227

INDONESIA 2.6%
Republic of Indonesia 8.38%, 3/15/2024	IDR	5,442,000,000	386,321
8.38%, 9/15/2026		12,735,000,000	909,479
6.63%, 5/15/2033		14,007,000,000	844,111

			2,139,911

KENYA 2.8%
Republic of Kenya Reg. S, 5.88%, 6/24/2019		$1,887,000	1,913,569
Reg. S, 6.88%, 6/24/2024		240,000	244,515
8.25%, 2/28/2048(a)		200,000	201,999

			2,360,083

MALAYSIA 3.8%
Malaysia Government Bond 4.38%, 11/29/2019	MYR	3,563,000	887,358
3.49%, 3/31/2020		6,120,000	1,505,008
3.84%, 4/15/2033		1,645,000	373,858
4.64%, 11/7/2033		1,440,000	357,974

			3,124,198

MEXICO 4.0%
Mexican Bonos 6.50%, 6/9/2022	MXN	40,570,200	2,082,042
7.50%, 6/3/2027		18,016,400	950,316
United Mexican States,
10.00%, 12/5/2024		4,596,300	274,386

			3,306,744

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Emerging Markets Debt Fund

Foreign Government Securities (continued)

	Principal Amount		Value

MOROCCO 1.5%
Kingdom of Morocco, Reg. S, 4.25%, 12/11/2022		$1,205,000	$1,221,870

NAMIBIA 0.6%
Republic of Namibia, Reg. S, 5.25%, 10/29/2025		514,000	496,216

NIGERIA 1.1%
Nigeria Government Bond 7.14%, 2/23/2030(a)		297,000	295,773
7.63%, 11/28/2047(a)		616,000	593,498

			889,271

OMAN 1.0%
Oman Government Bond, 6.75%, 1/17/2048(a)		833,000	793,389

PERU 1.3%
Republic of Peru Reg. S, 8.20%, 8/12/2026	PEN	2,254,000	825,379
Reg. S, 6.90%, 8/12/2037		779,000	257,681

			1,083,060

POLAND 0.9%
Republic of Poland, 3.25%, 7/25/2019	PLN	2,727,000	759,638

QATAR 2.0%
Qatar Government Bond, 4.50%, 4/23/2028(a)		$1,650,000	1,683,132

RUSSIA 4.4%
Russian Federal Bond - OFZ 7.00%, 12/15/2021	RUB	135,653,000	2,150,971
7.10%, 10/16/2024		94,916,000	1,490,427

			3,641,398

SAUDI ARABIA 2.1%
Kingdom of Saudi Arabia Reg. S, 3.63%, 3/4/2028		$641,000	610,788
Reg. S, 4.63%, 10/4/2047		1,157,000	1,103,038

			1,713,826

SENEGAL 0.6%
Republic of Senegal, 6.25%, 5/23/2033(a)		380,000	358,179
Senegal Government Bond, Reg. S, 4.75%, 3/13/2028	EUR	149,000	170,111

			528,290

SERBIA 1.0%
Republic of Serbia, Reg. S, 7.25%, 9/28/2021		$734,000	802,812

SOUTH AFRICA 3.9%
Republic of South Africa 7.75%, 2/28/2023	ZAR	24,964,000	1,874,078
8.25%, 3/31/2032		2,702,000	190,956
6.25%, 3/31/2036		9,162,000	514,926
8.50%, 1/31/2037		8,960,000	629,319

			3,209,279

THAILAND 2.4%
Kingdom of Thailand, Reg. S, 1.25%, 3/12/2028	THB	71,805,540	2,031,592

TURKEY 0.5%
Republic of Turkey 9.20%, 9/22/2021	TRY	1,245,957	191,744
7.10%, 3/8/2023		1,463,000	188,017

			379,761

UKRAINE 0.9%
Ukraine Government Bond, Reg. S, 0.00%, 5/31/2040(b)(e)		$1,185,000	743,469

URUGUAY 1.2%
Oriental Republic of Uruguay 9.88%, 6/20/2022(a)	UYU	19,914,000	646,838
4.38%, 12/15/2028		10,067,404	358,329

			1,005,167

VENEZUELA, BOLIVARIAN REPUBLIC OF 0.2%
Bolivarian Republic of Venezuela, Reg. S, 11.75%, 10/21/2026(d)		$485,000	138,564

VIETNAM 1.4%
Socialist Republic of Vietnam Reg. S, 6.75%, 1/29/2020		770,000	800,794
Reg. S, 4.80%, 11/19/2024		395,000	399,492

			1,200,286

ZAMBIA 0.9%
Republic of Zambia, Reg. S, 8.97%, 7/30/2027		835,000	750,257

Total Foreign Government Securities (cost $58,868,604)			55,861,937

Short-Term Investment 4.6%

	Principal Amount		Value

Money Market Fund 4.6%
Fidelity Investments Money Market Prime Money Market Portfolio - Institutional Class, 2.06% (f)		3,842,678	3,844,215

Total Short-Term Investment (cost $3,844,216)			3,844,215

Total Investments (cost $83,394,135) — 96.6%			80,131,835
Other assets in excess of liabilities — 3.4%			2,788,523

NET ASSETS — 100.0%			$82,920,358

(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at July 31, 2018 was $17,137,005 which represents 20.67% of net assets.

(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of July 31, 2018.
(c)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2018. The maturity date reflects the next call date.
(d)	Security in default.
(e)	Zero Coupon Security. Debt security that pays no cash income but is sold at a substantial discount from its value at maturity.
(f)	Represents 7-day effective yield as of July 31, 2018.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Emerging Markets Debt Fund

Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust

Currency:

ARS	Argentina Peso
BRL	Brazilian Real
COP	Colombian Peso
DOP	Dominican Peso
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysia Ringgit
PEN	Peru Nuevo Sol
PLN	Poland New Zloty
RUB	Russia Ruble
THB	Thailand Baht
TRY	Turkish Lira
UYU	Uruguay Peso
ZAR	South Africa Rand

Forward foreign currency contracts outstanding as of July 31, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EGP	14,324,836	USD	777,890	JPMorgan Chase Bank**	10/25/2018	1,390
CZK	31,437,057	USD	1,420,429	Royal Bank of Canada	10/26/2018	21,592
USD	1,112,805	PEN	3,650,000	Deutsche Bank Securities, Inc.**	10/26/2018	1,141

Total unrealized appreciation						24,123

TRY	2,450,000	USD	489,905	Barclays Bank plc	10/26/2018	(10,654)
TRY	2,450,000	USD	490,034	JPMorgan Chase Bank	10/26/2018	(10,783)
USD	2,193,374	BRL	8,600,000	JPMorgan Chase Bank**	10/26/2018	(78,240)
USD	933,801	EUR	798,528	JPMorgan Chase Bank	10/26/2018	(6,082)
USD	1,862,186	THB	62,000,000	Deutsche Bank Securities, Inc.	10/26/2018	(5,931)

Total unrealized depreciation						(111,690)

Net unrealized depreciation						(87,567)

**	Non-deliverable forward.

Currency:

BRL	Brazilian Real
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
PEN	Peru Nuevo Sol
THB	Thailand Baht
TRY	Turkish Lira
USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Emerging Markets Debt Fund

OTC Interest rate swap contracts outstanding as of July 31, 2018 :

Floating Rate Index	Fixed Rate	Pay/Receive Floating Rate	Counterparty	Maturity Date	Notional Amount	Upfront Payments (Receipts) ($)*	Unrealized Appreciation (Depreciation) ($)	Value ($)
1 Day CLICP Semi-annually	4.02% semi-annually	Pay	Deutsche Bank Securities, Inc.	9/12/2027	CLP 2,080,000,000	—	(51,521)	(51,521)

						—	(51,521)	(51,521)

Centrally Cleared Interest rate swap contracts outstanding as of July 31, 2018 :

Floating Rate Index	Fixed Rate	Pay/Receive Floating Rate	Maturity Date	Notional Amount	Upfront Payments (Receipts) ($)*	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 Month PRIBOR semi-annually	1.01% annually	Receive	5/4/2022	CZK 22,000,000	—	39,821	39,821
6 Month PRIBOR semi-annually	1.83% annually	Receive	6/28/2023	CZK 68,500,000	—	43,866	43,866

					—	83,687	83,687

*	There are no upfront payments (receipts) on the swap contracts listed above.

CLP	Chilean Peso
CZK	Czech Republic Koruna
PRIBOR	Prague Interbank Offered Rate

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Emerging Markets Debt Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where(i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Security	$—	$474,213	$—	$474,213
Corporate Bonds	—	19,951,470	—	19,951,470
Foreign Government Securities	—	55,861,937	—	55,861,937
Forward Foreign Currency Contracts	—	24,123	—	24,123
Swaps Contracts*	—	83,687	—	83,687
Short-Term Investment	3,844,215	—	—	3,844,215

Total Assets	$3,844,215	$76,395,430	$—	$80,239,645

Liabilities:
Forward Foreign Currency Contracts	$—	$(111,690)	$—	$(111,690)
Swaps Contracts*	—	(51,521)	—	(51,521)

Total Liabilities	$—	$(163,211)	$—	$(163,211)

Total	$3,844,215	$76,232,219	$—	$80,076,434

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	Swap contracts are included in the table at value, with the exception of centrally cleared credit default swap contracts, which are included in the table at unrealized appreciation/(depreciation).

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Emerging Markets Debt Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts and forward foreign currency contracts.

Swap Contracts

Interest Rate Swaps. The Fund entered into interest rate swap contracts to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns. Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments. The Fund has segregated liquid assets to cover its obligations under the interest rate swap contract.

Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the hierarchy.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency and/or to manage currency exposures and/or to express a view on a foreign currency vs the U.S. dollar or other foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2018

Assets:	Statement of Assets and Liabilities	Fair Value
Swap Contracts(a)
Interest rate risk	Unrealized appreciation on centrally cleared interest rate contracts	$83,687
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	24,123

Total		$107,810

Liabilities:
Swap Contracts(a)
Interest rate risk	Swap contracts, at value	$(51,521)
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	(111,690)

Total		$(163,211)

(a)	Interest rate swap contracts are included in the table at value. Centrally cleared interest rate swap contracts are included in the table at unrealized appreciation/(depreciation).

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

July 31, 2018 (Unaudited)

Nationwide Fund

Common Stocks 99.0%

	Shares	Value
Aerospace & Defense 3.9%
Boeing Co. (The)	54,397	$19,381,651
Harris Corp.	37,268	6,147,357
Lockheed Martin Corp.	51,679	16,852,522

		42,381,530

Air Freight & Logistics 0.2%
FedEx Corp.	10,299	2,532,215

Airlines 0.6%
Southwest Airlines Co.	117,689	6,844,792

Banks 4.2%
Bank of America Corp.	1,149,794	35,505,639
KeyCorp	294,961	6,155,836
Zions Bancorp	74,332	3,842,964

		45,504,439

Beverages 2.0%
Coca-Cola Co. (The)	215,223	10,035,849
Constellation Brands, Inc., Class A	24,941	5,243,346
Monster Beverage Corp.*	99,907	5,996,418

		21,275,613

Biotechnology 1.5%
Alnylam Pharmaceuticals, Inc.*	12,404	1,178,380
Biogen, Inc.*	4,862	1,625,707
Celgene Corp.*	55,922	5,038,013
Incyte Corp.*	19,009	1,264,859
Regeneron Pharmaceuticals, Inc.*	4,496	1,654,573
Vertex Pharmaceuticals, Inc.*	33,560	5,874,678

		16,636,210

Capital Markets 2.4%
Northern Trust Corp.	72,450	7,912,989
Raymond James Financial, Inc.	91,884	8,415,656
TD Ameritrade Holding Corp.	167,956	9,598,685

		25,927,330

Chemicals 2.3%
Celanese Corp., Series A	49,856	5,888,492
DowDuPont, Inc.	144,199	9,916,565
FMC Corp.	29,553	2,656,224
PPG Industries, Inc.	32,898	3,640,493
Praxair, Inc.	19,803	3,317,002

		25,418,776

Construction Materials 0.1%
Martin Marietta Materials, Inc.	1,610	321,066
Vulcan Materials Co.	5,945	665,840

		986,906

Consumer Finance 0.8%
American Express Co.	50,958	5,071,340
Capital One Financial Corp.	39,974	3,770,348

		8,841,688

Containers & Packaging 0.8%
Ball Corp.	80,718	3,145,581
Crown Holdings, Inc.*	52,112	2,359,110
International Paper Co.	66,191	3,556,442

		9,061,133

Diversified Financial Services 0.2%
AXA Equitable Holdings, Inc.*	107,300	2,359,527

Diversified Telecommunication Services 1.7%
Verizon Communications, Inc.	355,606	18,363,494

Electric Utilities 2.4%
Edison International	170,709	11,374,341
Exelon Corp.	142,185	6,042,862
NextEra Energy, Inc.	49,952	8,368,958

		25,786,161

Electrical Equipment 0.5%
AMETEK, Inc.	29,221	2,273,394
Eaton Corp. plc	41,663	3,465,111

		5,738,505

Electronic Equipment, Instruments & Components 0.8%
Flex Ltd.*	551,894	7,704,440
IPG Photonics Corp.*	9,094	1,491,780

		9,196,220

Energy Equipment & Services 0.8%
Baker Hughes a GE Co.	112,420	3,887,483
Halliburton Co.	107,428	4,557,096

		8,444,579

Equity Real Estate Investment Trusts (REITs) 3.0%
Alexandria Real Estate Equities, Inc.	37,260	4,748,415
American Tower Corp.	74,538	11,049,513
Equinix, Inc.	6,564	2,883,434
Host Hotels & Resorts, Inc.	87,760	1,837,694
Invitation Homes, Inc.	155,751	3,599,406
Public Storage	20,422	4,448,524
Simon Property Group, Inc.	22,605	3,983,227

		32,550,213

Food & Staples Retailing 1.2%
Costco Wholesale Corp.	28,376	6,206,115
Sysco Corp.	94,896	6,377,960

		12,584,075

Food Products 0.7%
Archer-Daniels-Midland Co.	60,387	2,914,277
Hormel Foods Corp.(a)	58,699	2,111,403
McCormick & Co., Inc. (Non-Voting)(a)	23,938	2,813,672

		7,839,352

Health Care Equipment & Supplies 4.1%
Abbott Laboratories	127,840	8,378,634
Baxter International, Inc.	56,180	4,070,241
Boston Scientific Corp.*	343,308	11,538,582
Danaher Corp.	62,309	6,391,657
Medtronic plc	158,809	14,329,336

		44,708,450

Health Care Providers & Services 3.2%
Cardinal Health, Inc.	50,635	2,529,218
HCA Healthcare, Inc.	36,591	4,545,700
McKesson Corp.	22,574	2,835,294
UnitedHealth Group, Inc.	96,039	24,318,996

		34,229,208

Hotels, Restaurants & Leisure 1.3%
Hilton Worldwide Holdings, Inc.	51,790	4,073,801
McDonald’s Corp.	47,164	7,430,217
MGM Resorts International	74,156	2,326,274

		13,830,292

Household Durables 0.3%
Lennar Corp., Class A	56,734	2,965,486

Independent Power and Renewable Electricity Producers 0.7%
NRG Energy, Inc.	223,473	7,077,390

Industrial Conglomerates 2.0%
3M Co.	25,573	5,429,659
General Electric Co.	406,772	5,544,303
Honeywell International, Inc.	69,651	11,119,782

		22,093,744

Insurance 3.2%
Allstate Corp. (The)	14,364	1,366,304
American International Group, Inc.	172,319	9,513,732
Athene Holding Ltd., Class A*	89,822	4,120,135
Hartford Financial Services Group, Inc. (The)	61,757	3,254,594

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Fund

Common Stocks (continued)

	Shares	Value
Insurance (continued)
Marsh & McLennan Cos., Inc.(a)	88,787	$7,401,284
MetLife, Inc.	108,953	4,983,510
Prudential Financial, Inc.	36,127	3,645,576

		34,285,135

Internet & Direct Marketing Retail 4.4%
Amazon.com, Inc.*	23,947	42,564,356
Netflix, Inc.*	14,796	4,992,910

		47,557,266

Internet Software & Services 6.7%
Alphabet, Inc., Class A*	33,101	40,622,209
eBay, Inc.*	153,748	5,142,871
Facebook, Inc., Class A*	113,861	19,650,131
GoDaddy, Inc., Class A*	72,505	5,337,818
Spotify Technology SA*	8,452	1,545,279

		72,298,308

IT Services 4.1%
Accenture plc, Class A	11,674	1,860,018
Alliance Data Systems Corp.	12,813	2,881,387
FleetCor Technologies, Inc.*	29,432	6,386,744
Global Payments, Inc.	76,998	8,667,665
PayPal Holdings, Inc.*	85,441	7,018,124
Total System Services, Inc.	18,825	1,723,241
Visa, Inc., Class A	120,281	16,447,224

		44,984,403

Life Sciences Tools & Services 1.0%
Thermo Fisher Scientific, Inc.	44,994	10,552,443

Machinery 1.4%
Caterpillar, Inc.	27,727	3,987,143
Deere & Co.	18,459	2,672,679
Fortive Corp.	36,673	3,010,120
Illinois Tool Works, Inc.	20,582	2,950,018
Pentair plc	47,210	2,107,926

		14,727,886

Media 3.3%
Charter Communications, Inc., Class A*	21,036	6,407,145
Comcast Corp., Class A	479,334	17,150,571
Interpublic Group of Cos., Inc. (The)	129,466	2,919,458
Liberty Media Corp-Liberty Formula One, Class C*	75,244	2,652,351
Twenty-First Century Fox, Inc., Class A	68,334	3,075,030
Viacom, Inc., Class B	53,942	1,567,015
Walt Disney Co. (The)(a)	20,407	2,317,419

		36,088,989

Metals & Mining 0.2%
Alcoa Corp.*	7,663	331,578
ArcelorMittal (Registered), NYRS-LU(a)	36,639	1,166,952
Nucor Corp.	6,346	424,738
Southern Copper Corp.	13,930	687,585

		2,610,853

Multiline Retail 0.2%
Dollar Tree, Inc.*	29,686	2,709,738

Multi-Utilities 0.8%
Sempra Energy(a)	78,021	9,018,447

Oil, Gas & Consumable Fuels 5.2%
Andeavor	28,896	4,336,134
Cabot Oil & Gas Corp.	45,953	1,079,895
Chevron Corp.	130,687	16,501,847
Concho Resources, Inc.*	18,549	2,705,372
Encana Corp.	92,590	1,244,410
EOG Resources, Inc.	28,425	3,665,119
Exxon Mobil Corp.	163,205	13,302,839
Marathon Petroleum Corp.	46,971	3,796,666
Newfield Exploration Co.*	12,194	350,212
Noble Energy, Inc.	24,396	880,452
ONEOK, Inc.	39,063	2,751,598
Pioneer Natural Resources Co.	6,141	1,162,307
TransCanada Corp.	92,998	4,180,260

		55,957,111

Personal Products 1.7%
Coty, Inc., Class A	394,717	5,293,155
Unilever NV, NYRS-UK(a)	224,036	12,873,109

		18,166,264

Pharmaceuticals 4.8%
Allergan plc	79,939	14,715,971
AstraZeneca plc, ADR-UK	294,070	11,506,959
Bristol-Myers Squibb Co.	244,403	14,358,676
Eli Lilly & Co.	18,941	1,871,560
Mylan NV*	146,252	5,456,662
Teva Pharmaceutical Industries Ltd., ADR-IL	174,571	4,179,230

		52,089,058

Professional Services 1.0%
Equifax, Inc.	29,503	3,702,626
IHS Markit Ltd.*	139,757	7,411,314

		11,113,940

Road & Rail 2.0%
JB Hunt Transport Services, Inc.	13,718	1,644,788
Norfolk Southern Corp.	62,570	10,574,330
Union Pacific Corp.	60,161	9,017,532

		21,236,650

Semiconductors & Semiconductor Equipment 3.9%
Advanced Micro Devices, Inc.*(a)	480,276	8,803,459
ASML Holding NV (Registered), NYRS-NL	4,741	1,014,574
Broadcom, Inc.	37,520	8,320,811
Intel Corp.	139,714	6,720,243
KLA-Tencor Corp.	21,244	2,494,471
Marvell Technology Group Ltd.	58,898	1,255,116
Micron Technology, Inc.*	78,673	4,153,148
NVIDIA Corp.	21,200	5,191,032
Texas Instruments, Inc.	42,651	4,747,909

		42,700,763

Software 6.6%
Adobe Systems, Inc.*	14,561	3,562,785
Autodesk, Inc.*	14,974	1,923,261
Microsoft Corp.	328,499	34,847,174
PTC, Inc.*	12,240	1,124,978
salesforce.com, Inc.*	61,076	8,376,573
ServiceNow, Inc.*	22,382	3,938,337
SS&C Technologies Holdings, Inc.	238,187	12,640,584
Workday, Inc., Class A*	41,831	5,187,881

		71,601,573

Specialty Retail 1.0%
TJX Cos., Inc. (The)	108,121	10,515,848

Technology Hardware, Storage & Peripherals 2.7%
Apple, Inc.	152,607	29,039,586

Textiles, Apparel & Luxury Goods 0.8%
NIKE, Inc., Class B	83,481	6,420,524
Tapestry, Inc.	52,991	2,496,936

		8,917,460

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Fund

Common Stocks (continued)

	Shares	Value
Tobacco 2.3%
Altria Group, Inc.	171,356	$10,055,170
British American Tobacco plc, ADR-UK	222,076	12,165,323
Philip Morris International, Inc.	26,078	2,250,532

		24,471,025

Total Common Stocks (cost $962,046,613)		1,073,820,074

Exchange Traded Fund 0.5%

	Shares	Value
Equity Fund 0.5%
SPDR S&P 500 ETF Trust	18,962	5,334,580

Total Exchange Traded Fund (cost $5,334,441)		5,334,580

Short-Term Investment 0.1%

	Shares	Value
Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.84%(b)(c)	1,461,915	1,461,915

Total Short-Term Investment (cost $1,461,915)		1,461,915

Repurchase Agreement 1.2%

	Principal Amount	Value
BNP Paribas Securities Corp., 1.91%, dated 7/31/2018, due 8/1/2018, repurchase price $13,151,057, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.75%, maturing 2/15/2019 - 5/15/2024; total market value $13,413,367.(c)	$13,150,359	13,150,359

Total Repurchase Agreement (cost $13,150,359)		13,150,359

Total Investments (cost $981,993,328) — 100.8%		1,093,766,928
Liabilities in excess of other assets — (0.8)%		(9,080,895)

NET ASSETS — 100.0%		$1,084,686,033

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $35,215,988, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $1,461,915 and $13,150,359, respectively, and by $22,003,186 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% - 8.75%, and maturity dates ranging from 9/30/2018 - 2/15/2043; total value of $36,615,460.

(b)	Represents 7-day effective yield as of July 31, 2018.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2018 was $14,612,274.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
IL	Israel
LU	Luxembourg
NL	Netherlands
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,073,820,074	$—	$—	$1,073,820,074
Exchange Traded Fund	5,334,580	—	—	5,334,580
Repurchase Agreement	—	13,150,359	—	13,150,359
Short-Term Investment	1,461,915	—	—	1,461,915

Total	$1,080,616,569	$13,150,359	$—	$1,093,766,928

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

July 31, 2018 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund

Common Stocks 95.4%

	Shares	Value
Banks 3.4%
East West Bancorp, Inc.	344,667	$22,313,742
Signature Bank	100,686	11,046,261

		33,360,003

Biotechnology 1.9%
Ligand Pharmaceuticals, Inc.*	85,346	18,633,592

Building Products 1.4%
Fortune Brands Home & Security, Inc.	233,701	13,554,658

Capital Markets 4.4%
Intercontinental Exchange, Inc.	289,069	21,365,090
Raymond James Financial, Inc.	243,057	22,261,590

		43,626,680

Commercial Services & Supplies 2.3%
Copart, Inc.*	393,643	22,591,172

Distributors 4.0%
LKQ Corp.*	616,993	20,681,605
Pool Corp.	118,966	18,231,540

		38,913,145

Diversified Consumer Services 1.2%
Grand Canyon Education, Inc.*	97,992	11,419,008

Electronic Equipment, Instruments & Components 6.5%
Amphenol Corp., Class A	301,269	28,171,664
Cognex Corp.	119,835	6,324,891
National Instruments Corp.	313,134	13,718,401
Trimble, Inc.*	442,922	15,635,147

		63,850,103

Health Care Equipment & Supplies 14.6%
ABIOMED, Inc.*	63,966	22,677,866
Align Technology, Inc.*	61,288	21,858,365
Cooper Cos., Inc. (The)	66,245	17,256,823
DENTSPLY SIRONA, Inc.	234,004	11,257,932
IDEXX Laboratories, Inc.*	98,718	24,179,000
STERIS plc	192,766	22,065,924
Teleflex, Inc.	41,438	11,300,557
Varian Medical Systems, Inc.*	104,543	12,069,489

		142,665,956

Health Care Providers & Services 0.7%
Henry Schein, Inc.*	90,279	7,169,055

Health Care Technology 3.0%
Cerner Corp.*	153,782	9,546,787
Medidata Solutions, Inc.*	269,417	20,020,377

		29,567,164

Hotels, Restaurants & Leisure 1.5%
Texas Roadhouse, Inc.	228,498	14,358,814

Household Products 2.1%
Church & Dwight Co., Inc.	368,924	20,622,852

Industrial Conglomerates 1.9%
Roper Technologies, Inc.	63,105	19,051,400

Internet Software & Services 1.1%
j2 Global, Inc.	125,724	10,666,424

IT Services 7.4%
Broadridge Financial Solutions, Inc.	230,585	26,051,493
Fiserv, Inc.*	369,609	27,898,087
Gartner, Inc.*	135,948	18,411,438

		72,361,018

Leisure Products 1.4%
Hasbro, Inc.	135,382	13,485,401

Machinery 4.9%
IDEX Corp.	155,503	23,882,151
Snap-on, Inc.	78,485	13,310,271
WABCO Holdings, Inc.*	87,784	11,032,693

		48,225,115

Professional Services 5.0%
CoStar Group, Inc.*	66,595	27,693,531
Verisk Analytics, Inc.*	190,160	21,035,499

		48,729,030

Road & Rail 1.6%
JB Hunt Transport Services, Inc.	134,298	16,102,330

Semiconductors & Semiconductor Equipment 1.7%
Microchip Technology, Inc.(a)	181,155	16,925,312

Software 14.3%
ANSYS, Inc.*	116,799	19,725,015
Intuit, Inc.	130,083	26,568,152
RealPage, Inc.*	257,687	14,198,554
Red Hat, Inc.*	159,384	22,509,802
SS&C Technologies Holdings, Inc.	325,494	17,273,967
Tyler Technologies, Inc.*	108,153	24,333,343
Ultimate Software Group, Inc. (The)*(a)	56,642	15,683,603

		140,292,436

Specialty Retail 3.4%
Burlington Stores, Inc.*	84,541	12,918,710
O’Reilly Automotive, Inc.*	65,751	20,119,806

		33,038,516

Textiles, Apparel & Luxury Goods 1.6%
Carter’s, Inc.	150,443	15,770,940

Trading Companies & Distributors 4.1%
Beacon Roofing Supply, Inc.*	321,892	13,545,215
Fastenal Co.	212,568	12,101,496
Watsco, Inc.	85,689	14,782,210

		40,428,921

Total Common Stocks (cost $623,500,958)		935,409,045

Short-Term Investments 0.8%

	Shares	Value
Money Market Fund 0.8%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.84%(b)(c)	341,570	341,570
Fidelity Investments Money Market Prime Money Market Portfolio - Institutional Class, 2.06%(b)	7,101,731	7,104,571

Total Short-Term Investment (cost $7,446,141)		7,446,141

Repurchase Agreement 0.3%

	Principal Amount	Value
BNP Paribas Securities Corp., 1.91%, dated 7/31/2018, due 8/1/2018, repurchase price $3,072,683, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.75%, maturing 2/15/2019 - 5/15/2024; total market value $3,133,971.(c)	$3,072,520	3,072,520

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund

Repurchase Agreement (continued)

Value
Total Repurchase Agreement (cost $3,072,520)	$3,072,520

Total Investments (cost $634,019,619) — 96.5%	945,927,706
Other assets in excess of liabilities — 3.5%	34,132,322

NET ASSETS — 100.0%	$980,060,028

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $12,781,688, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $341,570 and $3,072,520, respectively, and by $9,567,823 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% - 8.75%, and maturity dates ranging from 9/30/2018 - 2/15/2043; total value of $12,981,913.

(b)	Represents 7-day effective yield as of July 31, 2018.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2018 was $3,414,090.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$935,409,045	$—	$—	$935,409,045
Repurchase Agreement	—	3,072,520	—	3,072,520
Short-Term Investments	7,446,141	—	—	7,446,141

Total	$942,855,186	$3,072,520	$—	$945,927,706

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2018 (Unaudited)

Nationwide Geneva Small Cap Growth Fund

Common Stocks 96.8%

	Shares	Value
Airlines 1.5%
Allegiant Travel Co.	119,549	$14,776,256

Auto Components 3.2%
Dorman Products, Inc.*	165,256	12,341,318
Fox Factory Holding Corp.*	385,825	19,175,503

		31,516,821

Banks 4.9%
Bank OZK	422,198	17,267,898
Pacific Premier Bancorp, Inc.*	357,276	13,219,212
Texas Capital Bancshares, Inc.*	186,530	16,936,924

		47,424,034

Biotechnology 1.8%
Ligand Pharmaceuticals, Inc.*	81,392	17,770,315

Building Products 3.2%
AAON, Inc.	352,472	13,305,818
Trex Co., Inc.*	231,962	18,032,726

		31,338,544

Capital Markets 2.1%
MarketAxess Holdings, Inc.	105,961	20,532,063

Chemicals 3.2%
Balchem Corp.	176,922	17,743,507
Sensient Technologies Corp.	192,844	13,375,660

		31,119,167

Commercial Services & Supplies 1.6%
Healthcare Services Group, Inc.(a)	391,452	15,759,857

Diversified Consumer Services 2.5%
Bright Horizons Family Solutions, Inc.*	230,726	24,685,375

Electronic Equipment, Instruments & Components 1.4%
ePlus, Inc.*	139,177	13,729,811

Food Products 1.9%
J&J Snack Foods Corp.	124,902	18,105,794

Health Care Equipment & Supplies 11.3%
Cantel Medical Corp.	247,609	22,955,830
Globus Medical, Inc., Class A*	329,276	16,951,129
LeMaitre Vascular, Inc.	293,315	10,559,340
Masimo Corp.*	194,491	19,336,295
Neogen Corp.*	331,609	27,324,582
Tactile Systems Technology, Inc.*	267,374	12,852,668

		109,979,844

Health Care Providers & Services 2.0%
HealthEquity, Inc.*	260,923	19,699,686

Health Care Technology 5.0%
Medidata Solutions, Inc.*	290,158	21,561,641
Omnicell, Inc.*	313,217	18,636,412
Vocera Communications, Inc.*	281,236	8,487,702

		48,685,755

Hotels, Restaurants & Leisure 2.3%
Chuy’s Holdings, Inc.*	113,373	3,588,256
Texas Roadhouse, Inc.	291,805	18,337,026

		21,925,282

Insurance 1.0%
Kinsale Capital Group, Inc.	166,903	9,884,830

Internet Software & Services 4.3%
Alarm.com Holdings, Inc.*	353,982	15,175,208
Envestnet, Inc.*	312,805	18,330,373
Q2 Holdings, Inc.*	133,000	7,866,950

		41,372,531

IT Services 1.5%
ExlService Holdings, Inc.*	245,001	14,611,860

Leisure Products 0.7%
Nautilus, Inc.*	481,629	6,863,213

Life Sciences Tools & Services 2.2%
Bio-Techne Corp.	134,648	21,629,855

Machinery 8.9%
Barnes Group, Inc.	237,177	16,092,459
Donaldson Co., Inc.	369,492	17,624,768
Middleby Corp. (The)*	123,530	12,659,354
Proto Labs, Inc.*	130,667	16,287,642
RBC Bearings, Inc.*	164,020	23,845,228

		86,509,451

Multiline Retail 1.8%
Ollie’s Bargain Outlet Holdings, Inc.*	247,334	17,189,713

Pharmaceuticals 1.6%
Supernus Pharmaceuticals, Inc.*	284,942	15,087,679

Professional Services 2.3%
Exponent, Inc.	454,590	22,229,451

Road & Rail 2.7%
Genesee & Wyoming, Inc., Class A*	152,079	13,078,794
Marten Transport Ltd.	609,002	13,306,694

		26,385,488

Semiconductors & Semiconductor Equipment 2.4%
Inphi Corp.*(a)	249,256	7,836,608
Monolithic Power Systems, Inc.	113,785	15,096,994

		22,933,602

Software 15.7%
Blackbaud, Inc.	239,785	23,932,941
Bottomline Technologies DE, Inc.*	370,041	19,945,210
Descartes Systems Group, Inc. (The)*	373,609	11,918,127
Ellie Mae, Inc.*(a)	134,648	13,359,775
Fair Isaac Corp.*	106,647	21,485,105
Paycom Software, Inc.*(a)	246,648	26,206,350
Tyler Technologies, Inc.*	107,745	24,241,547
Ultimate Software Group, Inc. (The)*	41,726	11,553,512

		152,642,567

Specialty Retail 0.8%
At Home Group, Inc.*	136,295	4,943,420
Monro, Inc.(a)	35,549	2,397,780

		7,341,200

Thrifts & Mortgage Finance 1.1%
BofI Holding, Inc.*	284,530	11,102,361

Trading Companies & Distributors 1.9%
Beacon Roofing Supply, Inc.*	287,825	12,111,676
SiteOne Landscape Supply, Inc.*	75,079	6,694,044

		18,805,720

Total Common Stocks (cost $711,730,942)		941,638,125

Short-Term Investments 1.5%

	Shares	Value
Money Market Fund 1.5%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.84%(b)(c)	4,287,723	4,287,723
Fidelity Investments Money Market Prime Money Market Portfolio - Institutional Class, 2.06%(b)	10,771,219	10,775,527

Total Short-Term Investment (cost $15,063,181)		15,063,250

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Geneva Small Cap Growth Fund

Repurchase Agreement 4.0%

	Principal Amount	Value
BNP Paribas Securities Corp., 1.91%, dated 7/31/2018, due 8/1/2018, repurchase price $38,571,386, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.75%, maturing 2/15/2019 - 5/15/2024; total market value $39,340,729.(c)	$38,569,339	$38,569,339

Total Repurchase Agreement (cost $38,569,339)		38,569,339

Total Investments (cost $765,363,462) — 102.3%		995,270,714
Liabilities in excess of other assets — (2.3)%		(22,167,277)

NET ASSETS — 100.0%		$973,103,437

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $59,298,314, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $4,287,723 and $38,569,339, respectively, and by $16,832,971 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% - 8.75%, and maturity dates ranging from 9/30/2018 - 2/15/2043; total value of $59,690,033.

(b)	Represents 7-day effective yield as of July 31, 2018.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2018 was $42,857,062.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2018 (Unaudited)

Nationwide Geneva Small Cap Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$941,638,125	$—	$—	$941,638,125
Repurchase Agreement	—	38,569,339	—	38,569,339
Short-Term Investments	15,063,250	—	—	15,063,250

Total	$956,701,375	$38,569,339	$—	$995,270,714

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2018 (Unaudited)

Nationwide Global Sustainable Equity Fund

Common Stocks 98.5%

	Shares	Value
AUSTRALIA 1.7%
Commercial Services & Supplies 1.7%
Brambles Ltd.	131,795	$966,735

CHINA 1.3%
Chemicals 0.0%†
Tianhe Chemicals Group Ltd. Reg. S*(a)(b)	2,702,000	0

Insurance 1.3%
Ping An Insurance Group Co. of China Ltd., Class H	78,500	727,887

		727,887

DENMARK 1.1%
Marine 1.1%
AP Moller – Maersk A/S, Class B	440	632,524

FRANCE 2.1%
Banks 0.9%
Credit Agricole SA	37,122	521,296

Electrical Equipment 1.2%
Schneider Electric SE	8,298	667,540

		1,188,836

GERMANY 6.4%
Chemicals 0.5%
LANXESS AG	3,563	292,832

Diversified Telecommunication Services 1.8%
Deutsche Telekom AG (Registered)*	63,188	1,045,214

Machinery 1.6%
Jungheinrich AG (Preference)	16,289	599,501
KION Group AG	4,761	326,974

		926,475

Software 2.5%
SAP SE	11,937	1,396,011

		3,660,532

INDIA 1.7%
Banks 1.7%
Axis Bank Ltd., GDR Reg. S*	24,719	987,466

ITALY 0.6%
Banks 0.6%
Mediobanca Banca di Credito Finanziario SpA	32,150	333,056

JAPAN 7.6%
Banks 1.1%
Sumitomo Mitsui Financial Group, Inc.	15,400	611,169

Chemicals 1.1%
Shin-Etsu Chemical Co. Ltd.	6,200	626,263

Household Durables 1.0%
Sony Corp.	10,900	589,503

Machinery 2.9%
Makita Corp.	22,400	1,007,581
Nabtesco Corp.	8,200	254,436
THK Co. Ltd.	15,300	415,891

		1,677,908

Personal Products 1.5%
Kao Corp.	11,600	846,615

		4,351,458

NETHERLANDS 1.3%
Chemicals 1.3%
Koninklijke DSM NV	7,234	770,491

NORWAY 2.4%
Diversified Telecommunication Services 1.0%
Telenor ASA	30,461	595,704

Oil, Gas & Consumable Fuels 1.4%
Equinor ASA	30,276	802,235

		1,397,939

SOUTH AFRICA 1.0%
Media 1.0%
Naspers Ltd., Class N	2,265	557,535

SWEDEN 1.4%
Banks 1.4%
Nordea Bank AB	74,456	791,336

SWITZERLAND 1.5%
Insurance 1.5%
Zurich Insurance Group AG*	2,861	880,004

TAIWAN 0.5%
Semiconductors & Semiconductor Equipment 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7,200	296,712

UNITED KINGDOM 9.9%
Electronic Equipment, Instruments & Components 1.2%
Spectris plc	22,398	680,351

Multi-Utilities 1.0%
Centrica plc	281,865	549,880

Personal Products 2.3%
Unilever NV, CVA	23,863	1,372,474

Pharmaceuticals 1.8%
GlaxoSmithKline plc	50,492	1,047,704

Software 1.8%
Sage Group plc (The)	124,390	1,016,088

Trading Companies & Distributors 1.8%
Ashtead Group plc	35,146	1,082,118

		5,748,615

UNITED STATES 58.0%
Airlines 1.1%
Southwest Airlines Co.	10,843	630,629

Auto Components 2.2%
Aptiv plc	12,630	1,238,624

Banks 3.4%
Investors Bancorp, Inc.	51,147	640,360
Pinnacle Financial Partners, Inc.	12,278	767,375
US Bancorp	10,264	544,095

		1,951,830

Biotechnology 2.7%
Alnylam Pharmaceuticals, Inc.*	3,472	329,840
Lexicon Pharmaceuticals, Inc.*(c)	20,267	242,799
Shire plc	16,853	959,408

		1,532,047

Capital Markets 2.0%
T. Rowe Price Group, Inc.	9,914	1,180,559

Chemicals 5.1%
Ecolab, Inc.	9,185	1,292,329
LyondellBasell Industries NV, Class A	5,250	581,648
Praxair, Inc.	6,327	1,059,773

		2,933,750

Communications Equipment 0.9%
Arista Networks, Inc.*	2,007	513,250

Energy Equipment & Services 1.6%
Schlumberger Ltd.	13,312	898,826

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Global Sustainable Equity Fund

Common Stocks (continued)

	Shares	Value
UNITED STATES (continued)
Equity Real Estate Investment Trusts (REITs) 1.7%
Simon Property Group, Inc.	5,508	$970,565

Food & Staples Retailing 2.7%
Costco Wholesale Corp.	3,415	746,895
Kroger Co. (The)	27,968	811,072

		1,557,967

Health Care Equipment & Supplies 0.7%
LivaNova plc*	3,900	429,507

Health Care Providers & Services 3.3%
Laboratory Corp. of America Holdings*	3,943	691,366
UnitedHealth Group, Inc.	4,695	1,188,868

		1,880,234

Household Products 1.1%
Procter & Gamble Co. (The)	8,026	649,143

Insurance 3.5%
Marsh & McLennan Cos., Inc.	15,403	1,283,994
MetLife, Inc.	15,803	722,829

		2,006,823

Internet & Direct Marketing Retail 3.2%
Amazon.com, Inc.*	1,051	1,868,089

IT Services 1.4%
Visa, Inc., Class A	5,831	797,331

Life Sciences Tools & Services 1.4%
Bio-Rad Laboratories, Inc., Class A*	2,639	809,249

Machinery 1.2%
AGCO Corp.	11,402	718,554

Media 2.0%
Walt Disney Co. (The)(c)	10,276	1,166,943

Oil, Gas & Consumable Fuels 3.5%
EOG Resources, Inc.	9,183	1,184,056
Hess Corp.	12,986	852,271

		2,036,327

Pharmaceuticals 3.8%
Allergan plc	6,634	1,221,253
Eli Lilly & Co.	6,394	631,791
Medicines Co. (The)*(c)	8,744	347,399

		2,200,443

Semiconductors & Semiconductor Equipment 2.0%
Integrated Device Technology, Inc.*	16,322	561,966
Micron Technology, Inc.*	11,014	581,430

		1,143,396

Software 5.3%
Adobe Systems, Inc.*	2,528	618,551
Electronic Arts, Inc.*	7,534	970,002
PTC, Inc.*	8,653	795,297
salesforce.com, Inc.*	4,945	678,207

		3,062,057

Specialty Retail 2.2%
TJX Cos., Inc. (The)	13,057	1,269,924

		33,446,067

Total Common Stocks (cost $46,114,967)		56,737,193

Short-Term Investments 0.1%

	Shares	Value
Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.84%(d)(e)	57,821	$57,821

Total Short-Term Investment (cost $57,821)		57,821

Repurchase Agreement 0.9%

	Principal Amount	Value
BNP Paribas Securities Corp., 1.91%, dated 7/31/2018, due 8/1/2018, repurchase price $520,145, collateralized by U.S. Treasury Notes, ranging from 2.50% – 2.75%, maturing 2/15/2019 – 5/15/2024; total market value $530,519.(e)	$520,117	520,117

Total Repurchase Agreement (cost $520,117)		520,117

Total Investments (cost $46,692,905) — 99.5%		57,315,131
Other assets in excess of liabilities — 0.5%		274,677

NET ASSETS — 100.0%		$57,589,808

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Global Sustainable Equity Fund

*	Denotes a non-income producing security.
†	Amount rounds to less than 0.1%.
(a)	Value determined using significant unobservable inputs.
(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at July 31, 2018 was $0 which represents 0.0% of net assets.

(c)

The security or a portion of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $656,909, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $57,821 and $520,117, respectively, and by $76,438 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 8.75%, and maturity dates ranging from 9/30/2018 – 2/15/2043; total value of $654,376.

(d)	Represents 7-day effective yield as of July 31, 2018.
(e)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2018 was $577,938.

ADR	American Depositary Receipt
CVA	Dutch Certification
GDR	Global Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Global Sustainable Equity Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$630,629	$—	$—	$630,629
Auto Components	1,238,624	—	—	1,238,624
Banks	1,951,830	3,244,323	—	5,196,153
Biotechnology	572,639	959,408	—	1,532,047
Capital Markets	1,180,559	—	—	1,180,559
Chemicals	2,933,750	1,689,586	—	4,623,336
Commercial Services & Supplies	—	966,735	—	966,735
Communications Equipment	513,250	—	—	513,250
Diversified Telecommunication Services	—	1,640,918	—	1,640,918
Electrical Equipment	—	667,540	—	667,540
Electronic Equipment, Instruments & Components	—	680,351	—	680,351
Energy Equipment & Services	898,826	—	—	898,826
Equity Real Estate Investment Trusts (REITs)	970,565	—	—	970,565
Food & Staples Retailing	1,557,967	—	—	1,557,967
Health Care Equipment & Supplies	429,507	—	—	429,507
Health Care Providers & Services	1,880,234	—	—	1,880,234
Household Durables	—	589,503	—	589,503
Household Products	649,143	—	—	649,143
Insurance	2,006,823	1,607,891	—	3,614,714
Internet & Direct Marketing Retail	1,868,089	—	—	1,868,089
IT Services	797,331	—	—	797,331
Life Sciences Tools & Services	809,249	—	—	809,249
Machinery	718,554	2,604,383	—	3,322,937
Marine	—	632,524	—	632,524
Media	1,166,943	557,535	—	1,724,478
Multi-Utilities	—	549,880	—	549,880
Oil, Gas & Consumable Fuels	2,036,327	802,235	—	2,838,562
Personal Products	—	2,219,089	—	2,219,089
Pharmaceuticals	2,200,443	1,047,704	—	3,248,147

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Global Sustainable Equity Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Semiconductors & Semiconductor Equipment	$1,440,108	$—	$—	$1,440,108
Software	3,062,057	2,412,099	—	5,474,156
Specialty Retail	1,269,924	—	—	1,269,924
Trading Companies & Distributors	—	1,082,118	—	1,082,118

Total Common Stocks	$32,783,371	$23,953,822	$—	$56,737,193

Repurchase Agreement	$—	$520,117	$—	$520,117
Short-Term Investments	57,821	—	—	57,821

Total	$32,841,192	$24,473,939	$—	$57,315,131

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the period ended July 31, 2018, the Fund held one common stock investment that was categorized as Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

July 31, 2018 (Unaudited)

Nationwide Government Money Market Fund

U.S. Government Agency Securities 49.5%

	Principal Amount	Value
FFCB 1.95%, 8/28/2018	$500,000	$500,255
(ICE LIBOR USD 1 Month + 0.02%), 2.09%, 9/14/2018(a)	5,000,000	4,999,940
(ICE LIBOR USD 1 Month + 0.06%), 2.14%, 9/21/2018(a)	5,500,000	5,500,000
(ICE LIBOR USD 1 Month + 0.10%), 2.19%, 10/3/2018(a)	900,000	900,040
(ICE LIBOR USD 1 Month + 0.07%), 2.15%, 10/22/2018(a)	500,000	500,164
(ICE LIBOR USD 1 Month - 0.14%), 1.93%, 10/25/2018(a)	3,000,000	3,000,000
(ICE LIBOR USD 1 Month - 0.05%), 2.04%, 2/21/2019(a)	600,000	599,994
(ICE LIBOR USD 1 Month + 0.15%), 2.24%, 3/1/2019(a)	1,500,000	1,501,701
(ICE LIBOR USD 1 Month - 0.04%), 2.03%, 3/13/2019(a)	2,000,000	1,999,975
(ICE LIBOR USD 1 Month - 0.04%), 2.03%, 3/15/2019(a)	750,000	749,994
(ICE LIBOR USD 1 Month - 0.09%), 2.01%, 5/1/2019(a)	3,250,000	3,249,926
(ICE LIBOR USD 1 Month - 0.09%), 1.99%, 5/15/2019(a)	1,500,000	1,500,000
(ICE LIBOR USD 1 Month - 0.03%), 2.04%, 6/24/2019(a)	2,400,000	2,399,946
(ICE LIBOR USD 1 Month - 0.07%), 2.01%, 7/29/2019(a)	2,000,000	2,000,000
(ICE LIBOR USD 1 Month - 0.08%), 2.00%, 9/26/2019(a)	2,750,000	2,750,000
(ICE LIBOR USD 1 Month - 0.08%), 1.99%, 11/13/2019(a)	1,250,000	1,249,919
(ICE LIBOR USD 1 Month - 0.06%), 2.04%, 12/4/2019(a)	2,000,000	1,999,930
(ICE LIBOR USD 1 Month - 0.08%), 2.00%, 1/27/2020(a)	1,500,000	1,499,911
(ICE LIBOR USD 1 Month - 0.03%), 2.07%, 4/9/2020(a)	500,000	500,000
FHLB
(ICE LIBOR USD 1 Month - 0.16%), 1.94%, 8/8/2018(a)	2,750,000	2,750,000
(ICE LIBOR USD 1 Month - 0.13%), 1.96%, 8/20/2018(a)	5,000,000	5,000,000
(ICE LIBOR USD 1 Month - 0.13%), 1.96%, 8/21/2018(a)	4,200,000	4,200,000
1.25%, 9/5/2018	1,800,000	1,799,977
1.13%, 9/14/2018	5,575,000	5,569,729
1.25%, 9/17/2018	2,000,000	1,999,902
(ICE LIBOR USD 1 Month - 0.16%), 1.92%, 9/17/2018(a)	5,000,000	5,000,000
(ICE LIBOR USD 3 Month - 0.25%), 2.09%, 9/28/2018(a)	3,000,000	3,000,000
(ICE LIBOR USD 1 Month - 0.14%), 1.93%, 10/16/2018(a)	5,400,000	5,400,000
(ICE LIBOR USD 1 Month - 0.15%), 1.93%, 10/23/2018(a)	3,000,000	3,000,000
(ICE LIBOR USD 1 Month - 0.09%), 2.01%, 11/9/2018(a)	2,000,000	2,000,000
(ICE LIBOR USD 1 Month - 0.13%), 1.00%, 1/18/2019(a)	3,000,000	3,000,000
(ICE LIBOR USD 1 Month - 0.04%), 2.05%, 1/23/2019(a)	500,000	500,046
(ICE LIBOR USD 1 Month - 0.05%), 2.02%, 1/25/2019(a)	2,400,000	2,400,000
(ICE LIBOR USD 1 Month - 0.05%), 2.05%, 2/1/2019(a)	1,500,000	1,499,975
(ICE LIBOR USD 3 Month - 0.28%), 2.10%, 2/4/2019(a)	10,000,000	10,000,000
(ICE LIBOR USD 1 Month - 0.05%), 2.05%, 2/7/2019(a)	350,000	350,000
(ICE LIBOR USD 1 Month - 0.05%), 2.04%, 3/6/2019(a)	4,000,000	3,999,804
(ICE LIBOR USD 1 Month - 0.08%), 2.00%, 3/19/2019(a)	5,750,000	5,750,000
(ICE LIBOR USD 3 Month - 0.34%), 2.00%, 4/9/2019(a)	3,000,000	3,000,000
(ICE LIBOR USD 3 Month - 0.21%), 2.13%, 4/9/2019(a)	5,000,000	5,000,000
(ICE LIBOR USD 1 Month - 0.12%), 1.95%, 4/25/2019(a)	4,000,000	4,000,000
(ICE LIBOR USD 1 Month - 0.14%), 2.07%, 5/9/2019(a)	4,500,000	4,500,000
(ICE LIBOR USD 3 Month - 0.19%), 2.17%, 5/10/2019(a)	750,000	750,000
(ICE LIBOR USD 1 Month - 0.13%), 1.96%, 5/21/2019(a)	2,500,000	2,500,000
(ICE LIBOR USD 3 Month - 0.16%), 2.17%, 5/24/2019(a)	1,500,000	1,500,172
(ICE LIBOR USD 3 Month - 0.16%), 2.16%, 5/28/2019(a)	2,000,000	1,999,657
(ICE LIBOR USD 3 Month - 0.16%), 2.16%, 5/28/2019(a)	1,250,000	1,249,677
(ICE LIBOR USD 1 Month - 0.13%), 1.98%, 6/4/2019(a)	5,400,000	5,400,000
(ICE LIBOR USD 1 Month - 0.12%), 1.98%, 6/4/2019(a)	4,000,000	4,000,000
(ICE LIBOR USD 1 Month - 0.13%), 1.95%, 6/14/2019(a)	3,000,000	3,000,000
(ICE LIBOR USD 3 Month - 0.30%), 2.04%, 7/3/2019(a)	1,500,000	1,500,000
(ICE LIBOR USD 3 Month - 0.30%), 2.04%, 7/3/2019(a)	1,500,000	1,500,000
(ICE LIBOR USD 3 Month - 0.30%), 2.04%, 7/5/2019(a)	1,500,000	1,500,000
(ICE LIBOR USD 3 Month - 0.30%), 2.03%, 7/10/2019(a)	3,000,000	3,000,000
(ICE LIBOR USD 1 Month - 0.13%), 1.95%, 7/16/2019(a)	2,200,000	2,200,000
(ICE LIBOR USD 3 Month - 0.30%), 2.04%, 7/16/2019(a)	2,200,000	2,200,000
(ICE LIBOR USD 1 Month - 0.11%), 1.98%, 7/19/2019(a)	6,900,000	6,900,000
(ICE LIBOR USD 3 Month - 0.28%), 2.07%, 7/22/2019(a)	6,700,000	6,700,000
(ICE LIBOR USD 3 Month - 0.28%), 2.07%, 8/7/2019(a)	4,600,000	4,600,000
(ICE LIBOR USD 1 Month - 0.06%), 2.02%, 9/11/2019(a)	1,950,000	1,950,000
(ICE LIBOR USD 1 Month - 0.06%), 2.02%, 9/18/2019(a)	3,500,000	3,500,000
(ICE LIBOR USD 1 Month - 0.07%), 2.01%, 10/18/2019(a)	1,300,000	1,300,000
(ICE LIBOR USD 1 Month - 0.05%), 2.05%, 12/4/2019(a)	1,500,000	1,500,000
(ICE LIBOR USD 1 Month - 0.05%), 2.05%, 12/5/2019(a)	2,000,000	2,000,000
(ICE LIBOR USD 3 Month - 0.14%), 2.19%, 12/19/2019(a)	1,500,000	1,500,000
(ICE LIBOR USD 1 Month - 0.06%), 2.03%, 12/20/2019(a)	1,500,000	1,500,000
(ICE LIBOR USD 3 Month - 0.14%), 2.20%, 12/26/2019(a)	850,000	850,563
(ICE LIBOR USD 3 Month - 0.15%), 2.20%, 1/22/2020(a)	1,250,000	1,250,000
FHLB Discount Notes 1.88%, 8/15/2018	3,500,000	3,497,443
1.82%, 8/17/2018	1,000,000	999,194
1.84%, 8/22/2018	5,000,000	4,994,651
1.85%, 8/24/2018	4,500,000	4,494,698
1.90%, 8/31/2018	6,000,000	5,990,532

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Government Money Market Fund

U.S. Government Agency Securities (continued)

	Principal Amount	Value
FHLB Discount Notes (continued) 1.26%, 9/13/2018	$3,000,000	$2,995,485
1.97%, 9/24/2018	4,500,000	4,486,770
1.91%, 9/26/2018	9,000,000	8,973,288
1.91%, 10/3/2018	5,000,000	4,983,358
1.99%, 10/5/2018	1,000,000	996,425
1.90%, 10/10/2018	4,000,000	3,985,261
1.82%, 1/2/2019	2,500,000	2,480,750
2.17%, 1/16/2019	3,200,000	3,167,983
2.16%, 1/25/2019	7,450,000	7,371,797
FHLMC 1.10%, 9/13/2018	3,000,000	2,998,768
1.15%, 9/14/2018	1,500,000	1,499,652
0.88%, 10/12/2018	2,600,000	2,597,901
1.25%, 12/14/2018	1,000,000	998,296
FNMA 1.13%, 12/14/2018	800,000	797,940
(SOFRRATE + 0.08%), 1.96%, 1/30/2019(a)	2,500,000	2,500,000
(SOFRRATE + 0.12%), 2.00%, 7/30/2019(a)	2,250,000	2,250,000
(SOFRRATE + 0.16%), 2.04%, 1/30/2020(a)	1,400,000	1,400,000
Tennessee Valley Authority, 1.75%, 10/15/2018	5,500,000	5,504,326

Total U.S. Government Agency Securities (cost $266,935,715)		266,935,715

U.S. Treasury Obligations 6.3%

	Principal Amount	Value
U.S. Treasury Bills 1.83%, 8/30/2018	5,000,000	4,992,629
1.90%, 9/13/2018	4,000,000	3,990,946
1.91%, 10/4/2018	3,600,000	3,587,840
2.09%, 11/23/2018	7,000,000	6,953,894
2.12%, 1/10/2019	2,400,000	2,377,320
2.16%, 1/17/2019	4,800,000	4,751,849
0.00%, 1/31/2019	5,800,000	5,736,664
U.S. Treasury Notes, 2.01%, 4/30/2020	1,500,000	1,500,206

Total U.S. Treasury Obligations (cost $33,891,348)		33,891,348

Investment Companies 0.4%

	Shares	Value
Asset Management 0.4%
Federated Government Obligations Fund, Premier Shares, 1.82%(b)	1,000,000	1,000,000
Federated Treasury Obligations Fund, Institutional Shares, 1.80%(b)	1,000,000	1,000,000

Total Investment Companies (cost $2,000,000)		2,000,000

Repurchase Agreements 46.9%

	Principal Amount	Value
ABN Amro Bank NV, 1.93%, dated 7/31/2018, due 8/1/2018, repurchase price $50,002,681, collateralized by U.S. Government Agency and Treasury Securities, ranging from 1.13% – 4.50%, maturing 1/31/2019 – 3/15/2045; total market value $51,318,998.	$50,000,000	50,000,000
BNP Paribas SA, 2.03%, dated 5/29/2018, due 9/26/2018, repurchase price $5,033,833, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.75% – 8.75%, maturing 8/15/2019 – 6/1/2048; total market value $5,111,905.(c)(d)	5,000,000	5,000,000
BNP Paribas SA, 1.96%, dated 7/25/2018, due 9/27/2018, repurchase price $10,034,844, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.75% – 5.81%, maturing 8/15/2019 – 8/25/2043; total market value $10,235,544.(c)	10,000,000	10,000,000
BNP Paribas SA, 1.94%, dated 7/30/2018, due 8/30/2018, repurchase price $12,020,047, collateralized by U.S. Government Treasury Securities, ranging from 1.13% – 8.13%, maturing 7/31/2019 – 6/30/2021; total market value $12,260,465.(c)	12,000,000	12,000,000
ING Financial Markets LLC, 1.93%, dated 7/31/2018, due 8/1/2018, repurchase price $112,906,053, collateralized by U.S. Government Agency Securities, ranging from 2.00% – 8.00%, maturing 9/1/2018 – 2/1/2057; total market value $115,164,272.	112,900,000	112,900,000
Natixis Financial Products LLC, 2.01%, dated 7/19/2018, due 10/17/2018, repurchase price $8,040,200, collateralized by U.S. Government Treasury Securities, ranging from 0.00% – 2.75%, maturing 1/10/2019 – 11/15/2027; total market value $8,201,011.(c)	8,000,000	8,000,000
Natixis Financial Products LLC, 1.93%, dated 7/31/2018, due 8/1/2018, repurchase price $25,001,340, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% – 6.00%, maturing 1/10/2019 – 9/15/2065; total market value $25,603,418.	25,000,000	25,000,000
Wells Fargo Securities LLC, 1.93%, dated 7/31/2018, due 8/1/2018, repurchase price $30,001,608, collateralized by U.S. Government Agency Securities, ranging from 1.75% – 4.39%, maturing 12/15/2026 – 5/20/2048; total market value $30,644,999.	30,000,000	30,000,000

Total Repurchase Agreements (cost $252,900,000)		252,900,000

Total Investments (cost $555,727,063) — 103.1%		555,727,063
Liabilities in excess of other assets — (3.1)%		(16,832,450)

NET ASSETS — 100.0%		$538,894,613

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Government Money Market Fund

(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of July 31, 2018.
(b)	Represents 7-day effective yield as of July 31, 2018.
(c)	Illiquid security as deemed by the procedures approved by the Board of Trustees (unaudited).
(d)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2018. The maturity date represents the actual maturity date.

FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Government Money Market Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$2,000,000	$—	$—	$2,000,000
Repurchase Agreements	—	252,900,000	—	252,900,000
U.S. Government Agency Securities	—	266,935,715	—	266,935,715
U.S. Treasury Obligations	—	33,891,348	—	33,891,348

Total	$2,000,000	$553,727,063	$—	$555,727,063

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

July 31, 2018 (Unaudited)

Nationwide Inflation-Protected Securities Fund

Collateralized Mortgage Obligations 1.2%

	Principal Amount	Value
FHLMC REMICS Series 1684, Class I, 6.50%, 3/15/2024	$185,110	$205,006
Series 2296, Class H, 6.50%, 3/15/2031	15,050	15,549
FNMA REMICS Series 1990-7, Class B, 8.50%, 1/25/2020	1,522	1,565
Series 1993-16, Class Z, 7.50%, 2/25/2023	11,596	12,215
Series 1993-226, Class PK, 6.00%, 12/25/2023	83,501	90,527
Series 1998-73, Class MZ, 6.30%, 10/17/2038	305,562	305,975
Series 2013-59, Class MX, 2.50%, 9/25/2042	2,383,759	2,301,111

Total Collateralized Mortgage Obligations (cost $3,023,910)		2,931,948

Corporate Bond 0.8%

	Principal Amount	Value
Diversified Financial Services 0.8%
Private Export Funding Corp., Series HH, 1.45%, 8/15/2019	2,000,000	1,975,110

Total Corporate Bond (cost $2,002,264)		1,975,110

Foreign Government Security 0.8%

	Principal Amount	Value
UNITED STATES 0.8%
Ukraine Government AID Bond, 1.47%, 9/29/2021	2,000,000	1,914,444

Total Foreign Government Security (cost $2,000,000)		1,914,444

Mortgage-Backed Securities 1.6%

	Principal Amount	Value
FNMA Pool
Pool# 874982 6.81%, 11/1/2025	1,503,885	1,634,285
Pool# 387114 5.62%, 9/1/2034	963,140	985,040
Pool# 773298 4.14%, 4/1/2035(a)	640,749	669,023
Pool# 745769 4.01%, 7/1/2036(a)	541,889	565,025
Pool# 813605 4.10%, 7/1/2036(a)	130,068	135,132

Total Mortgage-Backed Securities (cost $3,833,943)		3,988,505

U.S. Government Agency Securities 4.3%

	Principal Amount	Value
FFCB, 2.43%, 9/13/2027	$3,000,000	$2,780,781
FHLB 5.37%, 9/9/2024	2,615,000	2,952,332
3.00%, 3/12/2027	2,000,000	1,967,106
Tennessee Valley Authority, 2.25%, 3/15/2020	3,000,000	2,977,332

Total U.S. Government Agency Securities (cost $11,071,143)		10,677,551

U.S. Treasury Obligations 90.5%

	Principal Amount	Value
U.S. Treasury Inflation Linked Bonds 2.38%, 1/15/2025(b)	11,300,000	16,550,496
1.75%, 1/15/2028(b)	4,800,000	6,220,101
3.63%, 4/15/2028(b)	5,000,000	9,751,155
2.50%, 1/15/2029(b)	4,750,000	6,459,266
3.88%, 4/15/2029(b)	3,300,000	6,572,429
2.13%, 2/15/2041(b)	12,050,000	17,268,858
0.75%, 2/15/2042(b)	7,600,000	8,138,845
0.63%, 2/15/2043(b)	13,050,000	13,311,860
0.88%, 2/15/2047(b)	5,000,000	5,128,080
U.S. Treasury Inflation Linked Notes 2.13%, 1/15/2019(b)	1,000,000	1,174,953
0.13%, 4/15/2019(b)	8,250,000	8,776,134
1.38%, 1/15/2020(b)	7,200,000	8,428,132
0.13%, 4/15/2020(b)	7,800,000	8,251,298
1.25%, 7/15/2020(b)	7,000,000	8,160,488
0.13%, 4/15/2021(b)	10,500,000	10,901,489
0.63%, 7/15/2021(b)	11,300,000	12,573,957
0.13%, 1/15/2022(b)	7,000,000	7,588,236
0.13%, 7/15/2022(b)	10,550,000	11,272,817
0.13%, 7/15/2024(b)	14,650,000	14,959,188
0.25%, 1/15/2025(b)	5,000,000	5,118,442
0.38%, 7/15/2025(b)	12,000,000	12,384,147
0.13%, 7/15/2026(b)	6,000,000	5,969,494
0.38%, 1/15/2027(b)	10,250,000	10,255,598
0.38%, 7/15/2027(b)	9,250,000	9,145,876

Total U.S. Treasury Obligations (cost $231,424,272)		224,361,339

Total Investments (cost $253,355,532) — 99.2%		245,848,897
Other assets in excess of liabilities — 0.8%		1,999,738

NET ASSETS — 100.0%		$247,848,635

(a)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2018.

(b)	Principal amounts are not adjusted for inflation.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Inflation-Protected Securities Fund

AID	Agency for International Development
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
REMICS	Real Estate Mortgage Investment Conduits

Futures contracts outstanding as of July 31, 2018 :

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 10 Year Ultra Note	50	9/2018	USD	6,355,469	3,779
U.S. Treasury Ultra Bond	25	9/2018	USD	3,922,656	(45,572)

					(41,793)

Short Contracts
U.S. Treasury 5 Year Note	(55)	9/2018	USD	(6,221,875)	48,414
U.S. Treasury Long Bond	(86)	9/2018	USD	(12,295,313)	70,687

					119,101

					77,308

At July 31, 2018, the Fund had $146,520 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Inflation-Protected Securities Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Collateralized Mortgage Obligations	$—	$2,931,948	$—	$2,931,948
Corporate Bond	—	1,975,110	—	1,975,110
Foreign Government Security	—	1,914,444	—	1,914,444
Futures Contracts	122,880	—	—	122,880
Mortgage-Backed Securities	—	3,988,505	—	3,988,505
U.S. Government Agency Securities	—	10,677,551	—	10,677,551
U.S. Treasury Obligations	—	224,361,339	—	224,361,339

Total Assets	$122,880	$245,848,897	$—	$245,971,777

Liabilities:
Futures Contracts	$(45,572)	$—	$—	$(45,572)

Total Liabilities	$(45,572)	$—	$—	$(45,572)

Total	$77,308	$245,848,897	$—	$245,926,205

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to and/ or hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Inflation-Protected Securities Fund

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2018

Assets:		Fair Value
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$122,880

Total		$122,880

Liabilities:		Fair Value
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$(45,572)

Total		$(45,572)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

July 31, 2018 (Unaudited)

Nationwide International Index Fund

Common Stocks 99.2%

	Shares	Value
AUSTRALIA 7.6%
Banks 2.0%
Australia & New Zealand Banking Group Ltd.	312,775	$6,818,563
Bank of Queensland Ltd.	40,530	334,020
Bendigo & Adelaide Bank Ltd.	49,399	428,952
Commonwealth Bank of Australia	186,647	10,385,644
National Australia Bank Ltd.	291,092	6,117,550
Westpac Banking Corp.	364,385	7,959,439

		32,044,168

Beverages 0.1%
Coca-Cola Amatil Ltd.	59,111	421,240
Treasury Wine Estates Ltd.	76,730	1,048,314

		1,469,554

Biotechnology 0.4%
CSL Ltd.	48,162	7,025,495

Capital Markets 0.3%
ASX Ltd.	20,128	983,470
Macquarie Group Ltd.	34,042	3,099,876

		4,083,346

Chemicals 0.1%
Incitec Pivot Ltd.	186,596	526,064
Orica Ltd.	39,314	513,532

		1,039,596

Commercial Services & Supplies 0.1%
Brambles Ltd.	165,465	1,213,709

Construction & Engineering 0.0%†
CIMIC Group Ltd.	10,081	362,352

Construction Materials 0.0%†
Boral Ltd.	122,521	606,810

Containers & Packaging 0.1%
Amcor Ltd.	126,391	1,413,977

Diversified Financial Services 0.1%
AMP Ltd.	317,927	803,868
Challenger Ltd.	56,970	525,661

		1,329,529

Diversified Telecommunication Services 0.1%
Telstra Corp. Ltd.	452,524	954,544
TPG Telecom Ltd.	32,086	137,383

		1,091,927

Electric Utilities 0.0%†
AusNet Services	181,656	220,035

Equity Real Estate Investment Trusts (REITs) 0.4%
Dexus	106,681	797,639
Goodman Group	169,889	1,213,892
GPT Group (The)	188,194	720,437
Mirvac Group	379,444	642,093
Scentre Group	578,241	1,823,095
Stockland	241,401	743,437
Vicinity Centres	349,408	692,740

		6,633,333

Food & Staples Retailing 0.5%
Wesfarmers Ltd.	120,466	4,431,931
Woolworths Group Ltd.	140,760	3,144,041

		7,575,972

Gas Utilities 0.1%
APA Group	123,073	882,844

Health Care Equipment & Supplies 0.1%
Cochlear Ltd.	6,329	954,681

Health Care Providers & Services 0.1%
Healthscope Ltd.	197,740	320,725
Ramsay Health Care Ltd.	14,660	613,017
Sonic Healthcare Ltd.	43,185	837,689

		1,771,431

Hotels, Restaurants & Leisure 0.2%
Aristocrat Leisure Ltd.	60,242	1,444,325
Crown Resorts Ltd.	38,660	387,406
Domino’s Pizza Enterprises Ltd.	7,468	276,962
Flight Centre Travel Group Ltd.	6,272	317,381
Tabcorp Holdings Ltd.	196,748	681,962

		3,108,036

Insurance 0.3%
Insurance Australia Group Ltd.	253,310	1,510,683
Medibank Pvt Ltd.	283,846	656,309
QBE Insurance Group Ltd.	145,366	1,089,308
Suncorp Group Ltd.	139,451	1,549,070

		4,805,370

IT Services 0.0%†
Computershare Ltd.	48,342	652,563

Media 0.0%†
REA Group Ltd.	5,448	350,924

Metals & Mining 1.8%
Alumina Ltd.	280,582	592,872
BHP Billiton Ltd.	341,222	8,928,679
BHP Billiton plc	225,967	5,219,929
BlueScope Steel Ltd.	59,844	783,954
Fortescue Metals Group Ltd.	158,119	514,447
Newcrest Mining Ltd.	79,857	1,281,786
Rio Tinto Ltd.	43,612	2,628,221
Rio Tinto plc	128,614	7,104,335
South32 Ltd.	540,761	1,431,909

		28,486,132

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.	59,475	156,964

Multi-Utilities 0.1%
AGL Energy Ltd.	68,664	1,122,839

Oil, Gas & Consumable Fuels 0.4%
Caltex Australia Ltd.	29,293	708,080
Oil Search Ltd.	143,199	954,364
Origin Energy Ltd.*	187,895	1,361,848
Santos Ltd.*	185,604	878,180
Woodside Petroleum Ltd.	96,905	2,598,386

		6,500,858

Professional Services 0.0%†
SEEK Ltd.	37,325	591,807

Real Estate Management & Development 0.1%
LendLease Group	62,205	929,085

Road & Rail 0.0%†
Aurizon Holdings Ltd.	212,347	717,398

Transportation Infrastructure 0.2%
Sydney Airport	119,722	629,238

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Value
AUSTRALIA (continued)
Transportation Infrastructure (continued)
Transurban Group	243,112	$2,110,753

		2,739,991

		119,880,726

AUSTRIA 0.3%
Banks 0.1%
Erste Group Bank AG*	32,107	1,386,883
Raiffeisen Bank International AG	15,470	515,667

		1,902,550

Machinery 0.0%†
ANDRITZ AG	7,659	434,399

Metals & Mining 0.1%
voestalpine AG	11,804	591,501

Oil, Gas & Consumable Fuels 0.1%
OMV AG	16,251	918,718

		3,847,168

BELGIUM 1.1%
Banks 0.1%
KBC Group NV	27,118	2,083,904

Beverages 0.5%
Anheuser-Busch InBev SA/NV	81,140	8,243,988

Chemicals 0.2%
Solvay SA	7,766	1,065,364
Umicore SA	22,207	1,300,788

		2,366,152

Diversified Financial Services 0.1%
Groupe Bruxelles Lambert SA	8,102	860,701

Diversified Telecommunication Services 0.0%†
Proximus SADP	15,816	386,932

Food & Staples Retailing 0.0%†
Colruyt SA	6,227	372,060

Insurance 0.1%
Ageas	20,390	1,092,842

Media 0.0%†
Telenet Group Holding NV*	5,670	273,070

Pharmaceuticals 0.1%
UCB SA	13,707	1,177,008

		16,856,657

CHILE 0.0%†
Metals & Mining 0.0%†
Antofagasta plc	39,052	515,386

CHINA 0.2%
Auto Components 0.0%†
Minth Group Ltd.	76,000	287,258

Banks 0.2%
BOC Hong Kong Holdings Ltd.	386,600	1,871,275

Machinery 0.0%†
Yangzijiang Shipbuilding Holdings Ltd.	239,666	166,966

		2,325,499

COLOMBIA 0.0%†
Wireless Telecommunication Services 0.0%†
Millicom International Cellular SA, SDR	7,135	457,102

DENMARK 1.7%
Banks 0.1%
Danske Bank A/S	78,927	2,295,098

Beverages 0.1%
Carlsberg A/S, Class B	11,452	1,380,467

Biotechnology 0.1%
Genmab A/S*	6,564	1,124,687

Chemicals 0.2%
Chr Hansen Holding A/S	10,794	1,117,439
Novozymes A/S, Class B	24,538	1,290,375

		2,407,814

Commercial Services & Supplies 0.0%†
ISS A/S	17,464	653,752

Electric Utilities 0.1%
Orsted A/S Reg. S(a)	19,605	1,208,950

Electrical Equipment 0.1%
Vestas Wind Systems A/S	21,460	1,382,994

Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B	12,617	1,375,941
William Demant Holding A/S*	11,494	549,355

		1,925,296

Insurance 0.0%†
Tryg A/S	13,375	327,203

Marine 0.1%
AP Moller - Maersk A/S, Class A	393	528,768
AP Moller - Maersk A/S, Class B	696	1,000,539

		1,529,307

Pharmaceuticals 0.6%
H Lundbeck A/S	7,229	522,893
Novo Nordisk A/S, Class B	188,416	9,376,006

		9,898,899

Road & Rail 0.1%
DSV A/S	20,083	1,683,999

Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S	11,907	847,029

		26,665,495

FINLAND 1.0%
Auto Components 0.0%†
Nokian Renkaat OYJ	13,450	583,626

Communications Equipment 0.2%
Nokia OYJ	603,205	3,260,930

Diversified Telecommunication Services 0.0%†
Elisa OYJ	14,308	621,952

Electric Utilities 0.1%
Fortum OYJ	48,724	1,223,600

Insurance 0.2%
Sampo OYJ, Class A	46,598	2,367,012

Machinery 0.2%
Kone OYJ, Class B	35,881	1,962,211
Metso OYJ	10,758	393,518
Wartsila OYJ Abp	46,953	1,015,685

		3,371,414

Oil, Gas & Consumable Fuels 0.1%
Neste OYJ	13,398	1,106,129

Paper & Forest Products 0.2%
Stora Enso OYJ, Class R	57,028	941,905

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Value
FINLAND (continued)
Paper & Forest Products (continued)
UPM-Kymmene OYJ	57,883	$2,053,690

		2,995,595

Pharmaceuticals 0.0%†
Orion OYJ, Class B	11,702	403,323

		15,933,581

FRANCE 10.7%
Aerospace & Defense 0.9%
Airbus SE	61,861	7,660,669
Dassault Aviation SA	260	480,201
Safran SA	35,428	4,390,287
Thales SA	11,215	1,474,418

		14,005,575

Air Freight & Logistics 0.0%†
Bollore SA	98,051	456,425

Auto Components 0.3%
Cie Generale des Etablissements Michelin SCA	18,032	2,320,365
Faurecia SA	7,868	534,472
Valeo SA	25,059	1,230,226

		4,085,063

Automobiles 0.2%
Peugeot SA	64,074	1,842,077
Renault SA	20,687	1,820,156

		3,662,233

Banks 0.8%
BNP Paribas SA	119,506	7,774,674
Credit Agricole SA	119,856	1,683,112
Societe Generale SA	82,593	3,679,104

		13,136,890

Beverages 0.3%
Pernod Ricard SA	22,588	3,643,183
Remy Cointreau SA(b)	2,632	359,636

		4,002,819

Building Products 0.2%
Cie de Saint-Gobain	52,631	2,341,891

Capital Markets 0.1%
Amundi SA Reg. S(a)	6,265	432,309
Natixis SA	98,929	710,971

		1,143,280

Chemicals 0.4%
Air Liquide SA	45,686	5,846,517
Arkema SA	7,199	902,222

		6,748,739

Commercial Services & Supplies 0.1%
Edenred	26,304	1,036,248
Societe BIC SA(b)	2,829	270,404

		1,306,652

Construction & Engineering 0.5%
Bouygues SA	23,984	1,054,316
Eiffage SA	8,346	933,925
Vinci SA	53,419	5,369,471

		7,357,712

Construction Materials 0.0%†
Imerys SA	3,788	293,964

Diversified Financial Services 0.1%
Eurazeo SA	4,818	372,501
Wendel SA	3,036	442,527

		815,028

Diversified Telecommunication Services 0.3%
Iliad SA	2,730	432,528
Orange SA	214,744	3,668,573

		4,101,101

Electric Utilities 0.1%
Electricite de France SA	63,492	950,033

Electrical Equipment 0.4%
Legrand SA	28,008	2,057,025
Schneider Electric SE	57,206	4,601,983

		6,659,008

Electronic Equipment, Instruments & Components 0.0%†
Ingenico Group SA	6,277	520,467

Equity Real Estate Investment Trusts (REITs) 0.4%
Covivio	4,179	435,418
Gecina SA	4,740	808,692
ICADE	3,900	377,563
Klepierre SA	21,115	796,597
Unibail-Rodamco-Westfield	14,689	3,260,974

		5,679,244

Food & Staples Retailing 0.1%
Carrefour SA	62,111	1,115,176
Casino Guichard Perrachon SA	6,181	251,716

		1,366,892

Food Products 0.3%
Danone SA	64,558	5,072,145

Health Care Equipment & Supplies 0.2%
BioMerieux	4,293	357,301
Essilor International Cie Generale d’Optique SA	22,404	3,305,194

		3,662,495

Hotels, Restaurants & Leisure 0.1%
Accor SA	20,794	1,071,488
Sodexo SA	9,435	1,043,964

		2,115,452

Household Durables 0.0%†
SEB SA	2,560	486,607

Insurance 0.4%
AXA SA	207,490	5,238,138
CNP Assurances	18,627	435,454
SCOR SE	18,721	727,518

		6,401,110

IT Services 0.2%
Atos SE	10,148	1,362,120
Capgemini SE	17,015	2,183,374

		3,545,494

Machinery 0.0%†
Alstom SA*	15,995	717,653

Media 0.3%
Eutelsat Communications SA	18,790	402,810
JCDecaux SA	8,113	264,950
Publicis Groupe SA	22,308	1,426,074
Vivendi SA	109,744	2,849,594

		4,943,428

Multi-Utilities 0.3%
Engie SA	197,248	3,185,045
Suez	42,980	610,471

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Value
FRANCE (continued)
Multi-Utilities (continued)
Veolia Environnement SA	56,102	$1,281,288

		5,076,804

Oil, Gas & Consumable Fuels 1.1%
TOTAL SA	256,562	16,740,016

Personal Products 0.4%
L’Oreal SA	26,852	6,575,922

Pharmaceuticals 0.7%
Ipsen SA	3,931	653,258
Sanofi	120,193	10,445,351

		11,098,609

Professional Services 0.1%
Bureau Veritas SA	28,111	723,839
Teleperformance	5,988	1,097,713

		1,821,552

Software 0.2%
Dassault Systemes SE	13,757	2,054,781
Ubisoft Entertainment SA*	8,202	905,280

		2,960,061

Textiles, Apparel & Luxury Goods 1.1%
Hermes International	3,335	2,111,759
Kering SA	8,018	4,272,586
LVMH Moet Hennessy Louis Vuitton SE	29,693	10,368,710

		16,753,055

Trading Companies & Distributors 0.0%†
Rexel SA	33,835	529,463

Transportation Infrastructure 0.1%
Aeroports de Paris	2,941	658,116
Getlink	47,450	626,668

		1,284,784

		168,417,666

GERMANY 9.6%
Aerospace & Defense 0.1%
MTU Aero Engines AG	5,777	1,222,433

Air Freight & Logistics 0.2%
Deutsche Post AG (Registered)	104,405	3,685,042

Airlines 0.0%†
Deutsche Lufthansa AG (Registered)	24,348	683,177

Auto Components 0.2%
Continental AG	11,581	2,667,934
Schaeffler AG (Preference)	17,588	241,114

		2,909,048

Automobiles 1.0%
Bayerische Motoren Werke AG	35,677	3,450,236
Bayerische Motoren Werke AG (Preference)	5,822	482,072
Daimler AG (Registered)	96,395	6,668,458
Porsche Automobil Holding SE (Preference)	15,940	1,079,476
Volkswagen AG	3,364	582,597
Volkswagen AG (Preference)	19,997	3,560,432

		15,823,271

Banks 0.1%
Commerzbank AG*	105,023	1,133,907

Capital Markets 0.3%
Deutsche Bank AG (Registered)	212,228	2,777,046

Deutsche Boerse AG	20,375	2,684,237

		5,461,283

Chemicals 1.3%
BASF SE	97,854	9,399,099
Covestro AG Reg. S(a)	20,166	1,935,363
Evonik Industries AG	18,595	688,030
Fuchs Petrolub SE (Preference)	7,939	448,114
K+S AG (Registered)	20,003	528,572
LANXESS AG	8,825	725,299
Linde AG	19,866	4,903,893
Symrise AG	12,796	1,156,101

		19,784,471

Construction & Engineering 0.0%†
Hochtief AG	1,884	338,508

Construction Materials 0.1%
HeidelbergCement AG	16,253	1,380,051

Diversified Telecommunication Services 0.4%
Deutsche Telekom AG (Registered)*	355,852	5,886,268
Telefonica Deutschland Holding AG	84,749	371,361

		6,257,629

Electrical Equipment 0.0%†
OSRAM Licht AG	10,307	460,066

Food & Staples Retailing 0.0%†
METRO AG	18,069	223,158

Health Care Equipment & Supplies 0.1%
Sartorius AG (Preference)	3,728	606,040
Siemens Healthineers AG Reg. S*(a)	15,912	708,703

		1,314,743

Health Care Providers & Services 0.4%
Fresenius Medical Care AG & Co. KGaA	23,214	2,267,700
Fresenius SE & Co. KGaA	44,747	3,454,338

		5,722,038

Hotels, Restaurants & Leisure 0.1%
TUI AG	46,014	984,577

Household Products 0.2%
Henkel AG & Co. KGaA	11,229	1,203,753
Henkel AG & Co. KGaA (Preference)	18,757	2,351,358

		3,555,111

Independent Power and Renewable Electricity Producers 0.0%†
Uniper SE	20,860	651,111

Industrial Conglomerates 0.7%
Siemens AG (Registered)	81,464	11,501,012

Insurance 0.9%
Allianz SE (Registered)	46,886	10,366,446
Hannover Rueck SE	6,260	834,405
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	16,445	3,649,064

		14,849,915

Internet & Direct Marketing Retail 0.0%†
Zalando SE Reg. S*(a)	11,628	667,414

Internet Software & Services 0.1%
Delivery Hero SE Reg. S*(a)	9,642	547,655
United Internet AG (Registered)	12,944	695,999

		1,243,654

IT Services 0.2%
Wirecard AG	12,594	2,352,405

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Value
GERMANY (continued)
Machinery 0.1%
GEA Group AG	19,112	$746,229
KION Group AG	7,439	510,893
MAN SE	4,009	449,969

		1,707,091

Media 0.1%
Axel Springer SE	5,054	377,573
ProSiebenSat.1 Media SE	25,056	677,738

		1,055,311

Metals & Mining 0.1%
thyssenkrupp AG	46,053	1,227,727

Multi-Utilities 0.3%
E.ON SE	231,734	2,612,874
Innogy SE*	15,576	671,064
RWE AG	54,154	1,420,831

		4,704,769

Personal Products 0.1%
Beiersdorf AG	10,563	1,230,169

Pharmaceuticals 0.8%
Bayer AG (Registered)	95,718	10,661,724
Merck KGaA	13,513	1,388,228

		12,049,952

Real Estate Management & Development 0.3%
Deutsche Wohnen SE	38,504	1,876,119
Vonovia SE	51,923	2,513,504

		4,389,623

Semiconductors & Semiconductor Equipment 0.2%
Infineon Technologies AG	121,702	3,223,899

Software 0.8%
SAP SE	104,658	12,239,573

Textiles, Apparel & Luxury Goods 0.3%
adidas AG	19,951	4,411,498
HUGO BOSS AG	6,962	627,427
Puma SE	870	436,302

		5,475,227

Trading Companies & Distributors 0.1%
Brenntag AG	16,369	981,268

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	4,796	478,695

Wireless Telecommunication Services 0.0%†
1&1 Drillisch AG	5,496	326,909

		151,294,237

HONG KONG 3.3%
Banks 0.2%
Bank of East Asia Ltd. (The)	131,750	523,563
Hang Seng Bank Ltd.	80,600	2,192,977

		2,716,540

Capital Markets 0.2%
Hong Kong Exchanges & Clearing Ltd.	124,000	3,670,850

Diversified Telecommunication Services 0.1%
HKT Trust & HKT Ltd.	430,420	575,403
PCCW Ltd.	467,000	272,779

		848,182

Electric Utilities 0.3%
CK Infrastructure Holdings Ltd.	76,000	564,763
CLP Holdings Ltd.	178,000	2,034,883
HK Electric Investments & HK Electric Investments Ltd. Reg. S(a)	277,000	282,691
Power Assets Holdings Ltd.	151,300	1,067,224

		3,949,561

Equity Real Estate Investment Trusts (REITs) 0.1%
Link REIT	230,051	2,279,807

Food & Staples Retailing 0.0%†
Dairy Farm International Holdings Ltd.	35,400	288,962

Food Products 0.0%†
WH Group Ltd. Reg. S(a)	906,000	726,962

Gas Utilities 0.1%
Hong Kong & China Gas Co. Ltd.	1,011,483	2,064,215

Hotels, Restaurants & Leisure 0.2%
Galaxy Entertainment Group Ltd.	254,000	2,039,428
Melco Resorts & Entertainment Ltd., ADR	25,962	671,377
Shangri-La Asia Ltd.	123,333	201,709

		2,912,514

Household Durables 0.1%
Techtronic Industries Co. Ltd.	141,500	790,530

Industrial Conglomerates 0.4%
CK Hutchison Holdings Ltd.	287,386	3,122,584
Jardine Matheson Holdings Ltd.	22,400	1,499,904
Jardine Matheson Holdings Ltd.	1,200	81,133
Jardine Strategic Holdings Ltd.	21,700	859,537
Jardine Strategic Holdings Ltd.	1,700	67,859
NWS Holdings Ltd.	178,645	322,892

		5,953,909

Insurance 0.7%
AIA Group Ltd.	1,285,800	11,256,990

Real Estate Management & Development 0.8%
CK Asset Holdings Ltd.	274,886	2,102,652
Hang Lung Group Ltd.	84,000	248,717
Hang Lung Properties Ltd.	212,000	446,797
Henderson Land Development Co. Ltd.	145,957	813,385
Hongkong Land Holdings Ltd.	113,800	820,498
Hongkong Land Holdings Ltd.	8,700	63,307
Hysan Development Co. Ltd.	65,673	359,937
Kerry Properties Ltd.	62,500	317,142
New World Development Co. Ltd.	636,829	906,819
Sino Land Co. Ltd.	354,200	610,020
Sun Hung Kai Properties Ltd.	172,200	2,701,941
Swire Pacific Ltd., Class A	52,000	565,164
Swire Properties Ltd.	132,000	521,089
Wharf Holdings Ltd. (The)	126,270	418,360
Wharf Real Estate Investment Co. Ltd.	126,270	920,988
Wheelock & Co. Ltd.	91,000	646,353

		12,463,169

Road & Rail 0.1%
MTR Corp. Ltd.	154,214	864,366

Semiconductors & Semiconductor Equipment 0.0%†
ASM Pacific Technology Ltd.	32,900	396,566

Textiles, Apparel & Luxury Goods 0.0%†
Li & Fung Ltd.	633,200	215,029
Yue Yuen Industrial Holdings Ltd.	82,500	221,165

		436,194

		51,619,317

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Value
IRELAND 0.6%
Airlines 0.0%†
Ryanair Holdings plc*	14,664	$241,655

Banks 0.1%
AIB Group plc	84,392	483,372
Bank of Ireland Group plc	106,584	914,948

		1,398,320

Construction Materials 0.2%
CRH plc	88,315	3,007,807
James Hardie Industries plc CHDI	46,393	740,316

		3,748,123

Containers & Packaging 0.1%
Smurfit Kappa Group plc	23,619	968,679

Food Products 0.1%
Kerry Group plc, Class A	17,187	1,822,223

Hotels, Restaurants & Leisure 0.1%
Paddy Power Betfair plc	9,034	984,751

Trading Companies & Distributors 0.0%†
AerCap Holdings NV*	14,832	832,520

		9,996,271

ISRAEL 0.5%
Aerospace & Defense 0.0%†
Elbit Systems Ltd.	2,679	321,435

Banks 0.1%
Bank Hapoalim BM	109,778	776,030
Bank Leumi Le-Israel BM	149,996	939,799
Mizrahi Tefahot Bank Ltd.	14,257	277,197

		1,993,026

Chemicals 0.1%
Frutarom Industries Ltd.	4,158	420,313
Israel Chemicals Ltd.	74,024	354,389

		774,702

Diversified Telecommunication Services 0.0%†
Bezeq The Israeli Telecommunication Corp. Ltd.	247,834	262,532

Pharmaceuticals 0.2%
Teva Pharmaceutical Industries Ltd., ADR	101,265	2,424,284

Real Estate Management & Development 0.0%†
Azrieli Group Ltd.	5,377	257,505

Software 0.1%
Check Point Software Technologies Ltd.*	13,569	1,528,819
Nice Ltd.*	6,465	708,113

		2,236,932

		8,270,416

ITALY 2.1%
Aerospace & Defense 0.0%†
Leonardo SpA	37,717	451,834

Auto Components 0.0%†
Pirelli & C SpA Reg. S*(a)	41,930	366,190

Automobiles 0.1%
Ferrari NV	12,834	1,704,427

Banks 0.6%
Intesa Sanpaolo SpA	1,541,742	4,746,675
Mediobanca Banca di Credito Finanziario SpA	65,147	674,886
UniCredit SpA	215,615	3,811,778

		9,233,339

Beverages 0.0%†
Davide Campari-Milano SpA	60,191	507,371

Diversified Telecommunication Services 0.1%
Telecom Italia SpA*	1,892,470	1,389,050

Electric Utilities 0.4%
Enel SpA	870,258	4,844,450
Terna Rete Elettrica Nazionale SpA	147,045	822,168

		5,666,618

Electrical Equipment 0.1%
Prysmian SpA	24,404	624,781

Insurance 0.2%
Assicurazioni Generali SpA	122,788	2,178,847
Poste Italiane SpA Reg. S(a)	61,122	568,150

		2,746,997

Oil, Gas & Consumable Fuels 0.4%
Eni SpA	272,092	5,246,200
Snam SpA	236,873	1,016,069

		6,262,269

Pharmaceuticals 0.0%†
Recordati SpA	10,928	409,243

Textiles, Apparel & Luxury Goods 0.1%
Luxottica Group SpA	17,984	1,216,573
Moncler SpA	18,755	826,869

		2,043,442

Transportation Infrastructure 0.1%
Atlantia SpA	51,938	1,540,111

		32,945,672

JAPAN 23.4%
Air Freight & Logistics 0.1%
SG Holdings Co. Ltd.	10,100	221,121
Yamato Holdings Co. Ltd.	32,300	935,989

		1,157,110

Airlines 0.1%
ANA Holdings, Inc.	13,500	495,617
Japan Airlines Co. Ltd.	11,574	427,187

		922,804

Auto Components 0.7%
Aisin Seiki Co. Ltd.	17,000	792,052
Bridgestone Corp.	63,900	2,518,284
Denso Corp.	47,400	2,338,762
Koito Manufacturing Co. Ltd.	11,400	733,611
NGK Spark Plug Co. Ltd.	16,800	484,181
NOK Corp.	6,500	130,493
Stanley Electric Co. Ltd.	14,700	515,867
Sumitomo Electric Industries Ltd.	82,300	1,266,084
Sumitomo Rubber Industries Ltd.	18,400	304,438
Toyoda Gosei Co. Ltd.	6,700	169,338
Toyota Industries Corp.	15,400	869,273
Yokohama Rubber Co. Ltd. (The)	11,300	241,786

		10,364,169

Automobiles 1.9%
Honda Motor Co. Ltd.	173,400	5,221,307
Isuzu Motors Ltd.	56,200	760,098
Mazda Motor Corp.	58,760	731,494
Mitsubishi Motors Corp.	71,399	543,841

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Value
JAPAN (continued)
Automobiles (continued)
Nissan Motor Co. Ltd.	251,300	$2,374,927
Subaru Corp.	66,500	1,939,505
Suzuki Motor Corp.	36,200	2,127,332
Toyota Motor Corp.	243,220	15,939,922
Yamaha Motor Co. Ltd.	29,300	773,960

		30,412,386

Banks 1.6%
Aozora Bank Ltd.	12,400	463,485
Bank of Kyoto Ltd. (The)	5,300	256,937
Chiba Bank Ltd. (The)	63,400	452,011
Concordia Financial Group Ltd.	114,700	616,320
Fukuoka Financial Group, Inc.	81,600	447,633
Japan Post Bank Co. Ltd.	43,500	522,205
Mebuki Financial Group, Inc.	80,630	287,838
Mitsubishi UFJ Financial Group, Inc.	1,264,584	7,775,614
Mizuho Financial Group, Inc.	2,584,619	4,499,078
Resona Holdings, Inc.	225,801	1,286,063
Seven Bank Ltd.	64,100	194,139
Shinsei Bank Ltd.	16,800	264,702
Shizuoka Bank Ltd. (The)	53,000	489,155
Sumitomo Mitsui Financial Group, Inc.	143,505	5,695,182
Sumitomo Mitsui Trust Holdings, Inc.	35,176	1,399,177
Suruga Bank Ltd.	18,000	161,667
Yamaguchi Financial Group, Inc.	21,000	238,060

		25,049,266

Beverages 0.3%
Asahi Group Holdings Ltd.	38,000	1,845,536
Coca-Cola Bottlers Japan Holdings, Inc.	14,000	504,596
Kirin Holdings Co. Ltd.	89,200	2,281,787
Suntory Beverage & Food Ltd.	15,600	665,221

		5,297,140

Building Products 0.3%
AGC, Inc.	19,220	805,864
Daikin Industries Ltd.	26,900	3,214,438
LIXIL Group Corp.	28,700	588,610
TOTO Ltd.	15,400	719,283

		5,328,195

Capital Markets 0.3%
Daiwa Securities Group, Inc.	171,200	998,792
Japan Exchange Group, Inc.	54,500	970,001
Nomura Holdings, Inc.	362,800	1,720,538
SBI Holdings, Inc.	22,770	621,539

		4,310,870

Chemicals 1.0%
Air Water, Inc.	17,300	316,090
Asahi Kasei Corp.	136,300	1,822,457
Daicel Corp.	29,000	319,496
Hitachi Chemical Co. Ltd.	9,700	191,967
JSR Corp.	20,700	397,142
Kaneka Corp.	23,500	206,875
Kansai Paint Co. Ltd.	17,800	408,981
Kuraray Co. Ltd.	36,300	512,804
Mitsubishi Chemical Holdings Corp.	134,200	1,171,836
Mitsubishi Gas Chemical Co., Inc.	18,600	415,495
Mitsui Chemicals, Inc.	19,420	521,919
Nippon Paint Holdings Co. Ltd.	16,400	718,005
Nissan Chemical Corp.	13,100	587,070
Nitto Denko Corp.	17,210	1,247,804
Shin-Etsu Chemical Co. Ltd.	39,400	3,979,802
Sumitomo Chemical Co. Ltd.	165,200	950,551
Taiyo Nippon Sanso Corp.	13,700	210,120
Teijin Ltd.	17,760	331,254
Toray Industries, Inc.	143,700	1,115,330
Tosoh Corp.	26,100	425,660

		15,850,658

Commercial Services & Supplies 0.2%
Dai Nippon Printing Co. Ltd.	26,850	586,829
Park24 Co. Ltd.	11,200	315,096
Secom Co. Ltd.	22,900	1,750,567
Sohgo Security Services Co. Ltd.	6,900	316,046
Toppan Printing Co. Ltd.	50,000	385,182

		3,353,720

Construction & Engineering 0.2%
JGC Corp.	23,200	450,230
Kajima Corp.	92,800	724,251
Obayashi Corp.	67,900	709,233
Shimizu Corp.	56,000	586,667
Taisei Corp.	23,500	1,307,866

		3,778,247

Construction Materials 0.0%†
Taiheiyo Cement Corp.	12,700	399,819

Consumer Finance 0.1%
Acom Co. Ltd.	38,600	153,990
AEON Financial Service Co. Ltd.	12,300	253,732
Credit Saison Co. Ltd.	17,000	265,277

		672,999

Containers & Packaging 0.0%†
Toyo Seikan Group Holdings Ltd.	17,600	324,253

Diversified Consumer Services 0.0%†
Benesse Holdings, Inc.	6,900	251,197

Diversified Financial Services 0.2%
Mitsubishi UFJ Lease & Finance Co. Ltd.	50,400	305,313
ORIX Corp.	140,200	2,276,550
Tokyo Century Corp.	4,500	246,116

		2,827,979

Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone Corp.	73,408	3,397,083

Electric Utilities 0.3%
Chubu Electric Power Co., Inc.	65,300	1,005,796
Chugoku Electric Power Co., Inc. (The)	28,100	369,631
Kansai Electric Power Co., Inc. (The)	73,300	1,042,055
Kyushu Electric Power Co., Inc.	39,800	468,981
Tohoku Electric Power Co., Inc.	43,700	555,030
Tokyo Electric Power Co. Holdings, Inc.*	152,100	727,890

		4,169,383

Electrical Equipment 0.4%
Fuji Electric Co. Ltd.	61,200	451,785
Mabuchi Motor Co. Ltd.	4,700	231,532
Mitsubishi Electric Corp.	197,200	2,678,430
Nidec Corp.	23,900	3,464,357

		6,826,104

Electronic Equipment, Instruments & Components 1.3%
Alps Electric Co. Ltd.	21,500	619,938
Hamamatsu Photonics KK	14,900	631,338
Hirose Electric Co. Ltd.	3,465	422,438
Hitachi High-Technologies Corp.	7,900	322,701
Hitachi Ltd.	509,300	3,559,343
Keyence Corp.	10,436	5,508,172
Kyocera Corp.	34,800	2,023,171

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Value
JAPAN (continued)

Electronic Equipment, Instruments & Components (continued)
Murata Manufacturing Co. Ltd.	19,400	$3,396,195
Nippon Electric Glass Co. Ltd.	10,200	330,030
Omron Corp.	20,100	907,427
Shimadzu Corp.	23,300	664,779
TDK Corp.	13,500	1,446,676
Yaskawa Electric Corp.	24,500	808,543
Yokogawa Electric Corp.	22,700	403,889

		21,044,640

Equity Real Estate Investment Trusts (REITs) 0.3%
Daiwa House REIT Investment Corp.	197	486,592
Japan Prime Realty Investment Corp.	89	320,446
Japan Real Estate Investment Corp.	135	706,541
Japan Retail Fund Investment Corp.	291	530,795
Nippon Building Fund, Inc.	149	830,248
Nippon Prologis REIT, Inc.	169	341,918
Nomura Real Estate Master Fund, Inc.	406	574,924
United Urban Investment Corp.	330	512,344

		4,303,808

Food & Staples Retailing 0.4%
Aeon Co. Ltd.	64,800	1,316,062
FamilyMart UNY Holdings Co. Ltd.(b)	8,300	773,422
Lawson, Inc.	5,700	342,332
Seven & i Holdings Co. Ltd.	80,400	3,281,852
Sundrug Co. Ltd.	8,200	328,445
Tsuruha Holdings, Inc.	3,700	455,240

		6,497,353

Food Products 0.4%
Ajinomoto Co., Inc.	48,000	849,451
Calbee, Inc.	9,100	301,481
Kikkoman Corp.	15,000	711,675
MEIJI Holdings Co. Ltd.	13,598	1,069,191
NH Foods Ltd.	9,000	357,937
Nisshin Seifun Group, Inc.	20,652	404,606
Nissin Foods Holdings Co. Ltd.	6,900	476,488
Toyo Suisan Kaisha Ltd.	9,500	343,626
Yakult Honsha Co. Ltd.	11,700	843,007
Yamazaki Baking Co. Ltd.	12,500	311,239

		5,668,701

Gas Utilities 0.1%
Osaka Gas Co. Ltd.	39,180	753,268
Toho Gas Co. Ltd.	7,200	245,559
Tokyo Gas Co. Ltd.	40,880	996,936

		1,995,763

Health Care Equipment & Supplies 0.5%
CYBERDYNE, Inc.*(b)	9,200	108,485
Hoya Corp.	40,700	2,453,166
Olympus Corp.	31,300	1,270,128
Sysmex Corp.	17,500	1,658,740
Terumo Corp.	31,800	1,746,671

		7,237,190

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	18,800	451,535
Medipal Holdings Corp.	16,900	343,564
Suzuken Co. Ltd.	8,580	375,661

		1,170,760

Health Care Technology 0.1%
M3, Inc.	22,100	840,145

Hotels, Restaurants & Leisure 0.2%
McDonald’s Holdings Co. Japan Ltd.(b)	7,024	335,551
Oriental Land Co. Ltd.	21,000	2,280,714

		2,616,265

Household Durables 0.9%
Casio Computer Co. Ltd.	19,300	316,030
Iida Group Holdings Co. Ltd.	15,600	305,957
Nikon Corp.	32,600	550,678
Panasonic Corp.	238,402	3,074,830
Rinnai Corp.	3,500	302,780
Sekisui Chemical Co. Ltd.	40,300	721,686
Sekisui House Ltd.	65,200	1,111,014
Sharp Corp.(b)	19,700	457,688
Sony Corp.	134,800	7,290,367

		14,131,030

Household Products 0.1%
Lion Corp.	24,000	435,236
Unicharm Corp.	42,000	1,280,700

		1,715,936

Independent Power and Renewable Electricity Producers 0.0%†
Electric Power Development Co. Ltd.	15,600	422,734

Industrial Conglomerates 0.2%
Keihan Holdings Co. Ltd.	9,800	356,904
Seibu Holdings, Inc.	25,000	421,909
Toshiba Corp.*	700,700	2,151,536

		2,930,349

Insurance 0.7%
Dai-ichi Life Holdings, Inc.	113,500	2,137,370
Japan Post Holdings Co. Ltd.	165,800	1,828,440
MS&AD Insurance Group Holdings, Inc.	50,455	1,543,138
Sompo Holdings, Inc.	34,625	1,407,039
Sony Financial Holdings, Inc.	19,800	380,302
T&D Holdings, Inc.	60,900	908,646
Tokio Marine Holdings, Inc.	72,600	3,451,210

		11,656,145

Internet & Direct Marketing Retail 0.1%
Rakuten, Inc.	87,100	614,331
Start Today Co. Ltd.	21,200	852,406

		1,466,737

Internet Software & Services 0.1%
DeNA Co. Ltd.	11,700	220,554
Kakaku.com, Inc.	14,600	307,823
Yahoo Japan Corp.(b)	154,600	588,491

		1,116,868

IT Services 0.2%
Fujitsu Ltd.	214,100	1,459,859
Nomura Research Institute Ltd.	11,818	567,895
NTT Data Corp.	66,000	753,073
Obic Co. Ltd.	7,100	609,848
Otsuka Corp.	10,200	399,003

		3,789,678

Leisure Products 0.2%
Bandai Namco Holdings, Inc.	21,049	843,370
Sankyo Co. Ltd.	4,900	193,338
Sega Sammy Holdings, Inc.	19,300	307,511
Shimano, Inc.	8,200	1,179,348
Yamaha Corp.	14,500	678,026

		3,201,593

Machinery 1.2%
Amada Holdings Co. Ltd.	35,600	357,210
Daifuku Co. Ltd.	10,200	447,922
FANUC Corp.	20,900	4,112,372

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Value
JAPAN (continued)

Machinery (continued)
Hino Motors Ltd.	28,800	$324,893
Hitachi Construction Machinery Co. Ltd.	11,500	369,113
Hoshizaki Corp.	5,500	554,647
IHI Corp.	16,600	581,647
JTEKT Corp.	19,700	285,377
Kawasaki Heavy Industries Ltd.	14,320	419,821
Komatsu Ltd.	97,200	2,854,527
Kubota Corp.	103,500	1,736,253
Kurita Water Industries Ltd.	12,100	353,653
Makita Corp.	23,500	1,057,061
MINEBEA MITSUMI, Inc.	39,500	708,089
Mitsubishi Heavy Industries Ltd.	31,820	1,194,669
Nabtesco Corp.	11,700	363,037
NGK Insulators Ltd.	28,600	502,145
NSK Ltd.	40,300	440,000
SMC Corp.	6,300	2,122,189
Sumitomo Heavy Industries Ltd.	12,600	436,904
THK Co. Ltd.	13,300	361,526

		19,583,055

Marine 0.0%†
Mitsui OSK Lines Ltd.	12,800	331,456
Nippon Yusen KK	15,140	291,531

		622,987

Media 0.2%
CyberAgent, Inc.	10,600	556,837
Dentsu, Inc.	23,361	981,472
Hakuhodo DY Holdings, Inc.	26,200	402,855
Toho Co. Ltd.	13,100	391,170

		2,332,334

Metals & Mining 0.3%
Hitachi Metals Ltd.	24,400	264,337
JFE Holdings, Inc.	53,900	1,094,170
Kobe Steel Ltd.	35,000	344,041
Maruichi Steel Tube Ltd.	5,800	199,798
Mitsubishi Materials Corp.	10,300	292,391
Nippon Steel & Sumitomo Metal Corp.	83,006	1,656,157
Sumitomo Metal Mining Co. Ltd.	24,400	877,922

		4,728,816

Multiline Retail 0.2%
Don Quijote Holdings Co. Ltd.	13,200	617,803
Isetan Mitsukoshi Holdings Ltd.	35,978	434,733
J Front Retailing Co. Ltd.	22,600	330,957
Marui Group Co. Ltd.	20,400	405,358
Ryohin Keikaku Co. Ltd.	2,500	802,683
Takashimaya Co. Ltd.	30,000	251,074

		2,842,608

Oil, Gas & Consumable Fuels 0.3%
Idemitsu Kosan Co. Ltd.	14,200	639,984
Inpex Corp.	107,300	1,178,192
JXTG Holdings, Inc.	341,217	2,507,691
Showa Shell Sekiyu KK	22,300	366,580

		4,692,447

Paper & Forest Products 0.0%†
Oji Holdings Corp.	94,000	557,945

Personal Products 0.5%
Kao Corp.	52,600	3,838,961
Kobayashi Pharmaceutical Co. Ltd.	5,200	433,743
Kose Corp.	3,200	613,054
Pola Orbis Holdings, Inc.	9,600	372,358
Shiseido Co. Ltd.	40,000	2,944,204

		8,202,320

Pharmaceuticals 1.3%
Astellas Pharma, Inc.	210,800	3,433,116
Chugai Pharmaceutical Co. Ltd.	23,200	1,181,290
Daiichi Sankyo Co. Ltd.	59,700	2,474,541
Eisai Co. Ltd.	27,200	2,339,163
Hisamitsu Pharmaceutical Co., Inc.	6,500	475,563
Kyowa Hakko Kirin Co. Ltd.	27,800	529,250
Mitsubishi Tanabe Pharma Corp.	28,200	528,387
Ono Pharmaceutical Co. Ltd.	39,900	941,213
Otsuka Holdings Co. Ltd.	41,200	1,906,229
Santen Pharmaceutical Co. Ltd.	40,000	668,928
Shionogi & Co. Ltd.	29,300	1,596,255
Sumitomo Dainippon Pharma Co. Ltd.	17,700	343,035
Taisho Pharmaceutical Holdings Co. Ltd.	3,570	403,862
Takeda Pharmaceutical Co. Ltd.	75,700	3,173,924

		19,994,756

Professional Services 0.2%
Persol Holdings Co. Ltd.	18,400	400,885
Recruit Holdings Co. Ltd.	118,000	3,235,983

		3,636,868

Real Estate Management & Development 0.7%
Aeon Mall Co. Ltd.	11,250	196,977
Daito Trust Construction Co. Ltd.	7,700	1,287,184
Daiwa House Industry Co. Ltd.	61,000	2,225,276
Hulic Co. Ltd.	28,800	282,337
Mitsubishi Estate Co. Ltd.	123,900	2,155,336
Mitsui Fudosan Co. Ltd.	94,400	2,258,603
Nomura Real Estate Holdings, Inc.	13,000	283,845
Sumitomo Realty & Development Co. Ltd.	38,000	1,391,345
Tokyo Tatemono Co. Ltd.	22,400	301,433
Tokyu Fudosan Holdings Corp.	58,600	398,027

		10,780,363

Road & Rail 0.9%
Central Japan Railway Co.	15,300	3,184,889
East Japan Railway Co.	33,290	3,114,268
Hankyu Hanshin Holdings, Inc.	25,200	1,006,578
Keikyu Corp.	25,500	417,879
Keio Corp.	10,380	510,051
Keisei Electric Railway Co. Ltd.	13,400	446,195
Kintetsu Group Holdings Co. Ltd.	18,550	737,881
Kyushu Railway Co.	16,700	513,205
Nagoya Railroad Co. Ltd.	19,000	476,822
Nippon Express Co. Ltd.	7,850	513,932
Odakyu Electric Railway Co. Ltd.	29,750	630,338
Tobu Railway Co. Ltd.	21,600	637,182
Tokyu Corp.	50,950	877,016
West Japan Railway Co.	17,300	1,208,480

		14,274,716

Semiconductors & Semiconductor Equipment 0.4%
Disco Corp.	3,000	510,563
Renesas Electronics Corp.*	87,800	783,575
Rohm Co. Ltd.	10,500	895,936
SUMCO Corp.	24,300	520,887
Tokyo Electron Ltd.	16,500	2,840,215

		5,551,176

Software 0.4%
Konami Holdings Corp.	10,400	489,749
LINE Corp.*	7,500	327,118

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Value
JAPAN (continued)

Software (continued)
Nexon Co. Ltd.*	48,800	$702,417
Nintendo Co. Ltd.	12,200	4,021,853
Oracle Corp. Japan	4,100	344,299
Trend Micro, Inc.	13,400	792,168

		6,677,604

Specialty Retail 0.4%
ABC-Mart, Inc.	3,800	205,790
Fast Retailing Co. Ltd.	6,300	2,761,906
Hikari Tsushin, Inc.	2,300	386,580
Nitori Holdings Co. Ltd.	8,500	1,282,825
Shimamura Co. Ltd.	2,400	224,695
USS Co. Ltd.	21,500	407,799
Yamada Denki Co. Ltd.(b)	63,600	314,943

		5,584,538

Technology Hardware, Storage & Peripherals 0.5%
Brother Industries Ltd.	23,700	482,828
Canon, Inc.	107,400	3,480,489
FUJIFILM Holdings Corp.	40,500	1,668,969
Konica Minolta, Inc.	49,700	445,797
NEC Corp.	26,800	743,778
Ricoh Co. Ltd.	68,000	663,620
Seiko Epson Corp.	28,400	512,575

		7,998,056

Textiles, Apparel & Luxury Goods 0.0%†
Asics Corp.	18,500	300,990

Tobacco 0.2%
Japan Tobacco, Inc.	115,800	3,294,555

Trading Companies & Distributors 0.9%
ITOCHU Corp.	152,600	2,708,864
Marubeni Corp.	163,800	1,249,549
MISUMI Group, Inc.	30,600	780,195
Mitsubishi Corp.	144,500	4,038,194
Mitsui & Co. Ltd.	179,700	3,012,229
Sumitomo Corp.	118,000	1,941,270
Toyota Tsusho Corp.	23,300	794,960

		14,525,261

Transportation Infrastructure 0.0%†
Japan Airport Terminal Co. Ltd.	5,600	266,100
Kamigumi Co. Ltd.	12,500	261,486

		527,586

Wireless Telecommunication Services 1.0%
KDDI Corp.	191,600	5,342,330
NTT DOCOMO, Inc.	146,800	3,777,767
SoftBank Group Corp.	87,900	7,308,952

		16,429,049

		369,637,107

JERSEY 0.1%
Metals & Mining 0.1%
Randgold Resources Ltd.	9,907	733,691

LUXEMBOURG 0.3%
Energy Equipment & Services 0.1%
Tenaris SA	49,351	904,497

Life Sciences Tools & Services 0.0%†
Eurofins Scientific SE	1,225	668,829

Media 0.1%
RTL Group SA	4,240	316,050
SES SA, FDR	37,167	742,548

		1,058,598

Metals & Mining 0.1%
ArcelorMittal	70,388	2,253,507

		4,885,431

MACAU 0.2%
Hotels, Restaurants & Leisure 0.2%
MGM China Holdings Ltd.	94,000	202,095
Sands China Ltd.	264,700	1,361,896
SJM Holdings Ltd.	188,000	229,041
Wynn Macau Ltd.	170,000	502,607

		2,295,639

MALTA 0.0%†
Diversified Financial Services 0.0%†
BGP Holdings plc*(c)(d)(e)	1,554,139	0

MEXICO 0.0%†
Metals & Mining 0.0%†
Fresnillo plc	22,841	311,046

NETHERLANDS 4.8%
Banks 0.5%
ABN AMRO Group NV, CVA Reg. S(a)	43,838	1,212,292
ING Groep NV	414,365	6,330,567

		7,542,859

Beverages 0.2%
Heineken Holding NV	11,940	1,152,225
Heineken NV	27,765	2,808,854

		3,961,079

Chemicals 0.3%
Akzo Nobel NV	27,228	2,513,528
Koninklijke DSM NV	19,101	2,034,441

		4,547,969

Diversified Financial Services 0.0%†
EXOR NV	12,278	807,516

Diversified Telecommunication Services 0.1%
Koninklijke KPN NV(b)	361,945	1,045,406

Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize NV	130,697	3,320,965

Health Care Equipment & Supplies 0.3%
Koninklijke Philips NV	100,845	4,427,010

Insurance 0.2%
Aegon NV	189,916	1,248,569
NN Group NV	31,560	1,391,635

		2,640,204

Oil, Gas & Consumable Fuels 2.0%
Koninklijke Vopak NV	8,427	396,797
Royal Dutch Shell plc, Class A	489,545	16,795,130
Royal Dutch Shell plc, Class B	398,854	13,959,460

		31,151,387

Professional Services 0.2%
Randstad NV	12,905	816,112
Wolters Kluwer NV	31,013	1,869,018

		2,685,130

Semiconductors & Semiconductor Equipment 0.8%
ASML Holding NV	43,687	9,321,271
NXP Semiconductors NV*	36,558	3,485,440

		12,806,711

		74,936,236

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Value

NEW ZEALAND 0.2%
Construction Materials 0.0%†
Fletcher Building Ltd.	86,913	$417,677

Diversified Telecommunication Services 0.0%†
Spark New Zealand Ltd.	199,005	525,521

Food Products 0.1%
a2 Milk Co. Ltd.*	76,684	549,163

Health Care Equipment & Supplies 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	59,134	596,941

Health Care Providers & Services 0.0%†
Ryman Healthcare Ltd.	43,017	357,156

Independent Power and Renewable Electricity Producers 0.0%†
Meridian Energy Ltd.	143,934	308,462

Transportation Infrastructure 0.0%†
Auckland International Airport Ltd.	99,568	453,360

		3,208,280

NORWAY 0.7%
Banks 0.1%
DNB ASA	102,889	2,080,258

Chemicals 0.1%
Yara International ASA	20,027	882,453

Diversified Telecommunication Services 0.1%
Telenor ASA	79,983	1,564,170

Food Products 0.1%
Marine Harvest ASA	43,856	959,107
Orkla ASA	85,417	722,181

		1,681,288

Insurance 0.0%†
Gjensidige Forsikring ASA	23,837	382,541

Media 0.0%†
Schibsted ASA, Class B	10,371	336,613

Metals & Mining 0.1%
Norsk Hydro ASA(b)	140,216	798,989

Oil, Gas & Consumable Fuels 0.2%
Aker BP ASA	11,325	405,139
Equinor ASA	123,212	3,264,797

		3,669,936

		11,396,248

PORTUGAL 0.2%
Electric Utilities 0.1%
EDP - Energias de Portugal SA	268,308	1,094,901

Food & Staples Retailing 0.0%†
Jeronimo Martins SGPS SA	26,204	389,958

Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA	52,773	1,085,345

		2,570,204

SINGAPORE 1.2%
Aerospace & Defense 0.0%†
Singapore Technologies Engineering Ltd.	164,200	413,333

Airlines 0.0%†
Singapore Airlines Ltd.	56,413	409,313

Banks 0.6%
DBS Group Holdings Ltd.	187,050	3,673,912
Oversea-Chinese Banking Corp. Ltd.	329,589	2,806,696
United Overseas Bank Ltd.	138,762	2,755,928

		9,236,536

Capital Markets 0.0%†
Singapore Exchange Ltd.	83,700	458,391

Distributors 0.0%†
Jardine Cycle & Carriage Ltd.	11,226	277,791

Diversified Telecommunication Services 0.1%
Singapore Telecommunications Ltd.	892,003	2,106,519

Electronic Equipment, Instruments & Components 0.0%†
Venture Corp. Ltd.	28,600	351,991

Equity Real Estate Investment Trusts (REITs) 0.1%
Ascendas REIT	259,675	525,912
CapitaLand Commercial Trust	316,486	407,104
CapitaLand Mall Trust	267,800	425,859
Suntec REIT	260,800	354,275

		1,713,150

Food Products 0.1%
Golden Agri-Resources Ltd.	737,871	151,856
Wilmar International Ltd.	201,358	463,354

		615,210

Hotels, Restaurants & Leisure 0.1%
Genting Singapore Ltd.	649,217	612,119

Industrial Conglomerates 0.1%
Keppel Corp. Ltd.	151,000	763,908
Sembcorp Industries Ltd.	103,843	204,680

		968,588

Media 0.0%†
Singapore Press Holdings Ltd.	170,700	365,530

Real Estate Management & Development 0.1%
CapitaLand Ltd.	268,045	636,992
City Developments Ltd.	44,799	329,723
UOL Group Ltd.	52,313	275,688

		1,242,403

Road & Rail 0.0%†
ComfortDelGro Corp. Ltd.	235,920	407,524

Transportation Infrastructure 0.0%†
SATS Ltd.	74,500	284,546

		19,462,944

SOUTH AFRICA 0.2%
Capital Markets 0.0%†
Investec plc	76,139	551,812

Health Care Providers & Services 0.0%†
Mediclinic International plc	38,674	259,699

Metals & Mining 0.2%
Anglo American plc(b)	114,070	2,601,475

		3,412,986

SPAIN 3.0%
Banks 1.2%
Banco Bilbao Vizcaya Argentaria SA	713,004	5,228,837
Banco de Sabadell SA	611,625	1,019,236
Banco Santander SA(b)	1,719,501	9,615,528
Bankia SA	129,915	510,971
Bankinter SA	73,697	711,558
CaixaBank SA	385,701	1,782,948

		18,869,078

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Value

SPAIN (continued)
Biotechnology 0.1%
Grifols SA(b)	30,913	$898,300

Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	28,034	1,229,224
Ferrovial SA	52,225	1,079,357

		2,308,581

Diversified Telecommunication Services 0.3%
Telefonica SA	501,001	4,503,215

Electric Utilities 0.4%
Endesa SA	33,153	766,505
Iberdrola SA	638,995	4,966,101
Red Electrica Corp. SA	44,860	951,284

		6,683,890

Electrical Equipment 0.0%†
Siemens Gamesa Renewable Energy SA*	24,915	351,636

Gas Utilities 0.1%
Naturgy Energy Group SA(b)	36,643	992,977

Insurance 0.0%†
Mapfre SA	114,197	358,533

IT Services 0.3%
Amadeus IT Group SA	47,089	4,016,775

Oil, Gas & Consumable Fuels 0.2%
Enagas SA	21,065	588,604
Repsol SA	146,662	2,910,853

		3,499,457

Specialty Retail 0.2%
Industria de Diseno Textil SA	114,843	3,764,131

Transportation Infrastructure 0.1%
Aena SME SA Reg. S(a)	7,282	1,321,760

		47,568,333

SWEDEN 2.6%
Banks 0.6%
Nordea Bank AB	323,667	3,440,011
Skandinaviska Enskilda Banken AB, Class A	170,604	1,823,930
Svenska Handelsbanken AB, Class A	163,701	2,021,611
Swedbank AB, Class A	97,206	2,300,483

		9,586,035

Building Products 0.1%
Assa Abloy AB, Class B	108,238	2,145,386

Commercial Services & Supplies 0.0%†
Securitas AB, Class B	33,671	605,889

Communications Equipment 0.2%
Telefonaktiebolaget LM Ericsson, Class B	327,968	2,574,430

Construction & Engineering 0.0%†
Skanska AB, Class B(b)	35,543	669,135

Diversified Financial Services 0.2%
Industrivarden AB, Class C	18,168	382,758
Investor AB, Class B	47,954	2,089,938
Kinnevik AB, Class B	24,215	835,987
L E Lundbergforetagen AB, Class B	8,662	282,928

		3,591,611

Diversified Telecommunication Services 0.1%
Telia Co. AB	293,546	1,411,816

Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B	27,609	1,682,873

Food & Staples Retailing 0.0%†
ICA Gruppen AB	7,862	260,790

Household Durables 0.1%
Electrolux AB Series B	24,933	585,084
Husqvarna AB, Class B	43,383	343,238

		928,322

Household Products 0.1%
Essity AB, Class B	63,834	1,595,723

Machinery 0.7%
Alfa Laval AB	30,336	833,144
Atlas Copco AB, Class A*	70,698	2,029,300
Atlas Copco AB, Class B*	42,295	1,107,797
Epiroc AB, Class A*	70,698	846,483
Epiroc AB, Class B*	42,295	448,206
Sandvik AB	118,857	2,171,950
SKF AB, Class B	42,452	871,869
Volvo AB, Class B	169,778	2,973,331

		11,282,080

Metals & Mining 0.1%
Boliden AB*	28,585	851,063

Oil, Gas & Consumable Fuels 0.1%
Lundin Petroleum AB	21,146	697,535

Specialty Retail 0.1%
Hennes & Mauritz AB, Class B(b)	91,869	1,430,068

Tobacco 0.1%
Swedish Match AB	20,161	1,102,310

Wireless Telecommunication Services 0.0%†
Tele2 AB, Class B	37,474	502,781

		40,917,847

SWITZERLAND 8.6%
Beverages 0.1%
Coca-Cola HBC AG*	21,178	759,650

Building Products 0.1%
Geberit AG (Registered)	3,921	1,748,438

Capital Markets 0.9%
Credit Suisse Group AG (Registered)*	272,967	4,401,161
Julius Baer Group Ltd.*	23,712	1,303,319
Partners Group Holding AG	1,851	1,406,098
UBS Group AG (Registered)*	409,014	6,737,135

		13,847,713

Chemicals 0.3%
Clariant AG (Registered)*	20,877	500,429
EMS-Chemie Holding AG (Registered)	883	565,930
Givaudan SA (Registered)	994	2,331,534
Sika AG (Registered)	13,680	1,949,042

		5,346,935

Construction Materials 0.2%
LafargeHolcim Ltd. (Registered)*	52,518	2,685,316

Diversified Financial Services 0.0%†
Pargesa Holding SA	4,425	370,383

Diversified Telecommunication Services 0.1%
Swisscom AG (Registered)	2,665	1,252,113

Electrical Equipment 0.3%
ABB Ltd. (Registered)	197,449	4,535,150

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Value

SWITZERLAND (continued)
Food Products 1.8%
Barry Callebaut AG (Registered)	237	$404,667
Chocoladefabriken Lindt & Spruengli AG	106	731,119
Chocoladefabriken Lindt & Spruengli AG (Registered)	11	882,059
Nestle SA (Registered)	331,411	27,005,712

		29,023,557

Health Care Equipment & Supplies 0.1%
Sonova Holding AG (Registered)	5,911	1,090,792
Straumann Holding AG (Registered)	1,112	864,267

		1,955,059

Insurance 0.6%
Baloise Holding AG (Registered)	5,226	816,296
Swiss Life Holding AG (Registered)*	3,656	1,313,051
Swiss Re AG	33,749	3,095,614
Zurich Insurance Group AG*	16,190	4,979,821

		10,204,782

Life Sciences Tools & Services 0.2%
Lonza Group AG (Registered)*	7,912	2,438,039

Machinery 0.1%
Schindler Holding AG	4,239	987,551
Schindler Holding AG (Registered)	2,152	487,008

		1,474,559

Marine 0.1%
Kuehne + Nagel International AG (Registered)	5,522	882,673

Metals & Mining 0.3%
Glencore plc*	1,224,892	5,395,868

Pharmaceuticals 2.5%
Novartis AG (Registered)	236,866	19,882,779
Roche Holding AG	74,815	18,360,142
Vifor Pharma AG	5,095	965,439

		39,208,360

Professional Services 0.2%
Adecco Group AG (Registered)	16,622	1,023,405
SGS SA (Registered)	563	1,470,091

		2,493,496

Real Estate Management & Development 0.0%†
Swiss Prime Site AG (Registered)*	7,523	690,079

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV	71,587	1,556,147

Software 0.1%
Temenos AG (Registered)*	6,313	1,016,423

Specialty Retail 0.0%†
Dufry AG (Registered)*(b)	3,455	457,679

Textiles, Apparel & Luxury Goods 0.4%
Cie Financiere Richemont SA (Registered)	55,885	4,909,149
Swatch Group AG (The)	3,327	1,494,529
Swatch Group AG (The) (Registered)	5,834	480,974

		6,884,652

Trading Companies & Distributors 0.1%
Ferguson plc	25,075	1,975,776

		136,202,847

UNITED ARAB EMIRATES 0.0%†
Health Care Providers & Services 0.0%†
NMC Health plc	10,900	542,692

UNITED KINGDOM 14.5%
Aerospace & Defense 0.4%
BAE Systems plc	335,418	2,872,836
Meggitt plc	88,991	665,485
Rolls-Royce Holdings plc*	180,336	2,343,581

		5,881,902

Air Freight & Logistics 0.0%†
Royal Mail plc	96,681	595,617

Airlines 0.1%
easyJet plc	16,834	357,237
International Consolidated Airlines Group SA	66,483	617,348

		974,585

Automobiles 0.1%
Fiat Chrysler Automobiles NV*	115,507	1,974,524

Banks 2.3%
Barclays plc	1,826,799	4,645,315
HSBC Holdings plc	2,130,964	20,407,705
Lloyds Banking Group plc	7,670,942	6,275,733
NatWest Markets plc*	501,614	1,679,339
Standard Chartered plc	302,507	2,727,699

		35,735,791

Beverages 0.7%
Coca-Cola European Partners plc	22,795	940,066
Diageo plc	262,068	9,630,756

		10,570,822

Capital Markets 0.3%
3i Group plc	103,298	1,282,952
Hargreaves Lansdown plc	29,832	812,480
London Stock Exchange Group plc	33,949	1,958,137
Schroders plc	13,717	559,800
St James’s Place plc	54,871	867,137

		5,480,506

Chemicals 0.1%
Croda International plc	13,717	927,914
Johnson Matthey plc	20,761	1,025,224

		1,953,138

Commercial Services & Supplies 0.1%
Babcock International Group plc	27,134	254,422
G4S plc	169,604	613,623

		868,045

Diversified Financial Services 0.1%
Standard Life Aberdeen plc	294,951	1,207,801

Diversified Telecommunication Services 0.2%
BT Group plc	887,530	2,717,089

Electric Utilities 0.1%
SSE plc(b)	107,619	1,765,126

Electrical Equipment 0.1%
Melrose Industries plc	509,989	1,445,935

Energy Equipment & Services 0.0%†
John Wood Group plc	71,066	605,869

Equity Real Estate Investment Trusts (REITs) 0.2%
British Land Co. plc (The)	96,113	832,299
Hammerson plc	88,980	609,638
Land Securities Group plc	78,048	966,280
Segro plc	109,321	953,667

		3,361,884

Food & Staples Retailing 0.3%
J Sainsbury plc	191,638	821,522
Tesco plc	1,046,830	3,574,863

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Value

UNITED KINGDOM (continued)
Food & Staples Retailing (continued)
Wm Morrison Supermarkets plc	230,223	$789,035

		5,185,420

Food Products 0.1%
Associated British Foods plc	38,672	1,245,714

Health Care Equipment & Supplies 0.1%
ConvaTec Group plc Reg. S(a)	143,788	413,161
Smith & Nephew plc	92,351	1,600,698

		2,013,859

Hotels, Restaurants & Leisure 0.4%
Compass Group plc	168,151	3,616,845
GVC Holdings plc	57,623	884,364
InterContinental Hotels Group plc	18,789	1,159,566
Merlin Entertainments plc	81,080	418,626
Whitbread plc	19,466	999,688

		7,079,089

Household Durables 0.2%
Barratt Developments plc	105,443	738,429
Berkeley Group Holdings plc	13,549	663,372
Persimmon plc	32,709	1,064,618
Taylor Wimpey plc	364,566	836,442

		3,302,861

Household Products 0.4%
Reckitt Benckiser Group plc	71,327	6,358,507

Industrial Conglomerates 0.1%
DCC plc	9,640	891,094
Smiths Group plc	41,186	871,992

		1,763,086

Insurance 0.9%
Admiral Group plc	20,747	539,218
Aviva plc	427,312	2,801,002
Direct Line Insurance Group plc	145,090	654,811
Legal & General Group plc	631,482	2,174,739
Prudential plc	275,553	6,518,655
RSA Insurance Group plc	107,638	909,326

		13,597,751

Internet Software & Services 0.0%†
Auto Trader Group plc Reg. S(a)	104,909	585,170

Machinery 0.1%
CNH Industrial NV	109,681	1,288,635
Weir Group plc (The)	24,341	621,110

		1,909,745

Media 0.5%
Informa plc	131,004	1,356,237
ITV plc	385,761	833,804
Pearson plc	86,120	1,042,627
Sky plc	110,021	2,199,088
WPP plc	132,307	2,071,500

		7,503,256

Multiline Retail 0.1%
Marks & Spencer Group plc	167,018	674,716
Next plc	15,369	1,196,673

		1,871,389

Multi-Utilities 0.3%
Centrica plc	594,307	1,159,411
National Grid plc	359,300	3,833,997

		4,993,408

Oil, Gas & Consumable Fuels 1.0%
BP plc	2,121,116	15,937,249

Paper & Forest Products 0.1%
Mondi plc	39,105	1,077,154

Personal Products 1.1%
Unilever NV, CVA	164,545	9,463,758
Unilever plc	131,539	7,516,620

		16,980,378

Pharmaceuticals 1.4%
AstraZeneca plc	134,887	10,385,021
GlaxoSmithKline plc	527,994	10,955,826

		21,340,847

Professional Services 0.5%
Experian plc	98,200	2,412,668
Intertek Group plc	17,297	1,335,869
RELX NV	102,660	2,228,989
RELX plc	113,400	2,472,843

		8,450,369

Software 0.1%
Micro Focus International plc	46,036	751,495
Sage Group plc (The)	114,511	935,391

		1,686,886

Specialty Retail 0.1%
Kingfisher plc	221,515	862,001

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group plc	44,642	1,233,686

Tobacco 1.1%
British American Tobacco plc	244,248	13,459,647
Imperial Brands plc	101,917	3,905,654

		17,365,301

Trading Companies & Distributors 0.2%
Ashtead Group plc	51,970	1,600,117
Bunzl plc	36,504	1,084,682
Travis Perkins plc	27,253	428,039

		3,112,838

Water Utilities 0.1%
Severn Trent plc	25,630	650,486
United Utilities Group plc	67,880	640,461

		1,290,947

Wireless Telecommunication Services 0.4%
Vodafone Group plc	2,840,761	6,932,054

		228,817,599

UNITED STATES 0.5%
Biotechnology 0.3%
Shire plc	96,991	5,521,510

Hotels, Restaurants & Leisure 0.1%
Carnival plc	19,345	1,124,187

Life Sciences Tools & Services 0.1%
QIAGEN NV*	24,288	880,379

		7,526,076

Total Common Stocks (cost $1,250,410,665)		1,563,450,399

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide International Index Fund

Short-Term Investment 0.0%

	Shares	Value

Money Market Fund 0.0%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.84%(f)(g)	702,018	$702,018

Total Short-Term Investment (cost $702,018)		702,018

Repurchase Agreement 0.4%

	Principal Amount	Value
BNP Paribas Securities Corp., 1.91%, dated 7/31/2018, due 8/1/2018, repurchase price $6,315,195, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.75%, maturing 2/15/2019 - 5/15/2024; total market value $6,441,158.(g)	$6,314,860	$6,314,860

Total Repurchase Agreement (cost $6,314,860)		6,314,860

Total Investments (cost $1,257,427,543) — 99.6%		1,570,467,277
Other assets in excess of liabilities — 0.4%		6,594,509

NET ASSETS — 100.0%		$1,577,061,786

*	Denotes a non-income producing security.
(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at July 31, 2018 was $10,976,770 which represents 0.70% of net assets.

(b)

The security or a portion of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $22,708,643, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $702,018 and $6,314,860, respectively, and by $17,094,744 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% - 8.75%, and maturity dates ranging from 9/30/2018 - 2/15/2043; total value of $24,111,622.

(c)	Fair valued security.
(d)	Illiquid security as deemed by the procedures approved by the Board of Trustees (unaudited).
(e)	Value determined using significant unobservable inputs.
(f)	Represents 7-day effective yield as of July 31, 2018.
(g)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2018 was $7,016,878.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certification
FDR	Fiduciary Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt
SG	Singapore

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide International Index Fund

Futures contracts outstanding as of July 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	144	9/2018	EUR	5,935,621	170,221
FTSE 100 Index	36	9/2018	GBP	3,639,806	65,794
SGX Nikkei 225 Index	44	9/2018	JPY	4,434,825	34,611
SPI 200 Index	20	9/2018	AUD	2,309,831	20,287

					290,913

At July 31, 2018 the fund had $973,104 segregated in foreign currency as collateral with the broker for open futures contract.

Currency:

AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide International Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$22,296,512	$—	$22,296,512
Air Freight & Logistics	—	5,894,194	—	5,894,194
Airlines	—	3,231,534	—	3,231,534
Auto Components	—	18,595,354	—	18,595,354
Automobiles	—	53,576,841	—	53,576,841
Banks	—	177,908,840	—	177,908,840
Beverages	940,066	35,252,824	—	36,192,890
Biotechnology	—	14,569,992	—	14,569,992
Building Products	—	11,563,910	—	11,563,910
Capital Markets	—	39,008,051	—	39,008,051
Chemicals	—	61,702,627	—	61,702,627
Commercial Services & Supplies	—	8,001,767	—	8,001,767
Communications Equipment	—	5,835,360	—	5,835,360
Construction & Engineering	—	14,814,535	—	14,814,535
Construction Materials	—	9,531,760	—	9,531,760
Consumer Finance	—	672,999	—	672,999
Containers & Packaging	—	2,706,909	—	2,706,909
Distributors	—	277,791	—	277,791

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide International Index Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Diversified Consumer Services	$—	$251,197	$—	$251,197
Diversified Financial Services	—	11,810,548	—	11,810,548
Diversified Telecommunication Services	—	33,482,237	—	33,482,237
Electric Utilities	—	26,932,097	—	26,932,097
Electrical Equipment	—	22,285,674	—	22,285,674
Electronic Equipment, Instruments & Components	—	23,599,971	—	23,599,971
Energy Equipment & Services	—	1,510,366	—	1,510,366
Equity Real Estate Investment Trusts (REITs)	3,260,974	20,710,252	—	23,971,226
Food & Staples Retailing	—	25,481,530	—	25,481,530
Food Products	—	46,404,963	—	46,404,963
Gas Utilities	—	5,935,799	—	5,935,799
Health Care Equipment & Supplies	—	24,087,274	—	24,087,274
Health Care Providers & Services	—	9,823,776	—	9,823,776
Health Care Technology	—	840,145	—	840,145
Hotels, Restaurants & Leisure	671,377	23,161,252	—	23,832,629
Household Durables	—	19,639,350	—	19,639,350
Household Products	—	13,225,277	—	13,225,277
Independent Power and Renewable Electricity Producers	—	1,382,307	—	1,382,307
Industrial Conglomerates	2,359,441	20,757,503	—	23,116,944
Insurance	—	82,687,395	—	82,687,395
Internet & Direct Marketing Retail	—	2,134,151	—	2,134,151
Internet Software & Services	—	2,945,692	—	2,945,692
IT Services	—	14,356,915	—	14,356,915
Leisure Products	—	3,201,593	—	3,201,593
Life Sciences Tools & Services	—	3,987,247	—	3,987,247
Machinery	1,294,689	39,352,273	—	40,646,962
Marine	—	3,034,967	—	3,034,967
Media	—	18,219,064	—	18,219,064
Metals & Mining	—	48,495,201	—	48,495,201
Multiline Retail	—	4,870,961	—	4,870,961
Multi-Utilities	—	15,897,820	—	15,897,820
Oil, Gas & Consumable Fuels	—	92,261,346	—	92,261,346
Paper & Forest Products	—	4,630,694	—	4,630,694
Personal Products	—	32,988,789	—	32,988,789
Pharmaceuticals	2,424,284	115,580,997	—	118,005,281
Professional Services	—	19,679,222	—	19,679,222
Real Estate Management & Development	820,498	29,931,729	—	30,752,227
Road & Rail	—	17,948,003	—	17,948,003
Semiconductors & Semiconductor Equipment	3,485,440	20,049,059	—	23,534,499
Software	1,528,819	25,288,660	—	26,817,479
Specialty Retail	—	12,098,417	—	12,098,417
Technology Hardware, Storage & Peripherals	—	7,998,056	—	7,998,056
Textiles, Apparel & Luxury Goods	—	33,974,275	—	33,974,275
Tobacco	—	21,762,166	—	21,762,166
Trading Companies & Distributors	832,520	21,124,606	—	21,957,126
Transportation Infrastructure	—	8,630,833	—	8,630,833
Water Utilities	—	1,290,947	—	1,290,947
Wireless Telecommunication Services	—	24,647,895	—	24,647,895

Total Common Stocks	$17,618,108	$1,545,832,291	$—	$1,563,450,399

Futures Contracts	290,913	—	—	290,913
Repurchase Agreement	—	6,314,860	—	6,314,860
Short-Term Investment	702,018	—	—	702,018

Total	$18,611,039	$1,552,147,151	$—	$1,570,758,190

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2018, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

During the period ended January 31, 2018, the Fund held one international common stock investment that was categorized as Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide International Index Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price and interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities and foreign currencies.} Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2018

Liabilities:	Statement of Assets and Liabilities	Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$290,913

Total		$290,913

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments

July 31, 2018 (Unaudited)

Nationwide International Small Cap Fund

Common Stocks 93.9%

	Shares	Value
AUSTRALIA 4.8%
Capital Markets 0.7%
IOOF Holdings Ltd.	479,409	$3,261,062

Chemicals 0.4%
Nufarm Ltd.	309,996	1,644,061

Containers & Packaging 0.7%
Orora Ltd.	1,358,528	3,663,918

Electric Utilities 0.4%
Spark Infrastructure Group	1,126,095	1,922,984

Hotels, Restaurants & Leisure 0.5%
Domino’s Pizza Enterprises Ltd.	56,602	2,099,169

Insurance 0.6%
AUB Group Ltd.	264,210	2,577,599

Internet Software & Services 0.3%
NEXTDC Ltd.*	224,198	1,202,615

Oil, Gas & Consumable Fuels 0.3%
Beach Energy Ltd.	314,231	445,141
FAR Ltd.*(a)	3,080,469	286,109
Karoon Gas Australia Ltd.*	684,308	599,024

		1,330,274

Software 0.6%
Bravura Solutions Ltd.(a)	1,061,353	2,558,076
WiseTech Global Ltd.	29,808	336,591

		2,894,667

Trading Companies & Distributors 0.1%
Seven Group Holdings Ltd.	21,776	309,724

Transportation Infrastructure 0.2%
Atlas Arteria Ltd.	118,903	577,003
Qube Holdings Ltd.	280,187	538,419

		1,115,422

		22,021,495

AUSTRIA 0.3%
Air Freight & Logistics 0.1%
Oesterreichische Post AG	6,668	316,057

Construction Materials 0.1%
Wienerberger AG	24,147	592,339

Electrical Equipment 0.1%
Zumtobel Group AG*(a)	62,535	451,121

		1,359,517

BELGIUM 1.5%
Air Freight & Logistics 0.1%
bpost SA	18,332	288,579

Biotechnology 0.6%
Galapagos NV*	27,038	2,977,161

Equity Real Estate Investment Trusts (REITs) 0.6%
Warehouses De Pauw CVA	20,482	2,750,101

Media 0.2%
Telenet Group Holding NV*	22,306	1,074,268

		7,090,109

BRAZIL 0.8%
Chemicals 0.2%
Braskem SA (Preference), Class A	68,300	995,575

IT Services 0.5%
Pagseguro Digital Ltd., Class A*(a)	76,216	2,051,735

Water Utilities 0.1%
Cia de Saneamento do Parana	41,800	495,813

		3,543,123

CANADA 1.9%
Biotechnology 0.1%
Clementia Pharmaceuticals, Inc.*(a)	42,544	430,971

Chemicals 0.1%
EcoSynthetix, Inc.*	498,862	690,281

Equity Real Estate Investment Trusts (REITs) 0.6%
Dream Global REIT	242,111	2,592,617

Metals & Mining 0.8%
Arizona Mining, Inc.*	785,793	3,739,138

Multi-Utilities 0.3%
Atco Ltd., Class I	47,697	1,462,608

		8,915,615

CHILE 0.2%
Metals & Mining 0.2%
Lundin Mining Corp.	138,593	767,090

CHINA 0.8%
Independent Power and Renewable Electricity Producers 0.4%
China Longyuan Power Group Corp. Ltd., Class H	1,415,245	1,323,432
Huaneng Renewables Corp. Ltd., Class H	1,700,000	635,407

		1,958,839

Machinery 0.2%
Precision Tsugami China Corp. Ltd. Reg. S*	1,006,572	972,874

Semiconductors & Semiconductor Equipment 0.2%
Silergy Corp.	30,740	707,033

		3,638,746

COLOMBIA 0.9%
Construction Materials 0.3%
CEMEX Latam Holdings SA*	537,794	1,358,207

Oil, Gas & Consumable Fuels 0.1%
Canacol Energy Ltd.*	126,775	415,160

Wireless Telecommunication Services 0.5%
Millicom International Cellular SA, SDR	34,488	2,209,465

		3,982,832

DENMARK 0.5%
Biotechnology 0.1%
Zealand Pharma A/S*(a)	38,475	574,286

Building Products 0.1%
Rockwool International A/S, Class B	1,567	627,520

Construction & Engineering 0.1%
FLSmidth & Co. A/S	7,556	497,253

Machinery 0.1%
Nilfisk Holding A/S*	5,968	308,815

Marine 0.1%
Dfds A/S	6,198	408,085

		2,415,959

FINLAND 1.1%
Chemicals 0.2%
Kemira OYJ	78,332	1,028,372

Diversified Telecommunication Services 0.2%
DNA OYJ	36,693	727,293

Machinery 0.5%
Cargotec OYJ, Class B	24,760	1,229,572
Konecranes OYJ	12,326	475,925
Outotec OYJ*	30,755	252,888

		1,958,385

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide International Small Cap Fund

Common Stocks (continued)

	Shares	Value
FINLAND (continued)
Metals & Mining 0.2%
Outokumpu OYJ	167,573	$1,133,074

		4,847,124

FRANCE 3.9%
Airlines 0.1%
Air France-KLM*	33,304	303,976

Biotechnology 0.1%
Innate Pharma SA*	81,911	467,516

Gas Utilities 0.3%
Rubis SCA(a)	23,885	1,409,872

Health Care Equipment & Supplies 0.7%
BioMerieux	37,191	3,095,357

Household Durables 0.7%
Kaufman & Broad SA	71,774	3,669,980

Media 0.6%
Television Francaise 1	245,714	2,666,285

Real Estate Management & Development 0.4%
Nexity SA	30,557	1,882,732

Road & Rail 0.1%
ALD SA Reg. S(a)(b)	17,742	316,994

Semiconductors & Semiconductor Equipment 0.2%
SOITEC*	9,531	816,609

Specialty Retail 0.7%
Maisons du Monde SA Reg. S(b)	101,862	3,115,393

		17,744,714

GERMANY 4.0%

Biotechnology 0.1%
Affimed NV*(a)	362,424	652,363

Electrical Equipment 0.1%
SGL Carbon SE*	56,748	671,032

Health Care Equipment & Supplies 0.7%
Sartorius AG (Preference)	11,044	1,795,363
STRATEC Biomedical AG	16,574	1,397,747

		3,193,110

Industrial Conglomerates 0.6%
Rheinmetall AG	23,088	2,789,407

Internet Software & Services 0.8%
Delivery Hero SE Reg. S*(b)	63,986	3,634,331

Machinery 0.1%
Stabilus SA	4,548	387,120

Marine 0.1%
Hapag-Lloyd AG Reg. S(b)	14,775	599,086

Metals & Mining 0.3%
Salzgitter AG	25,516	1,261,717

Real Estate Management & Development 1.1%
ADO Properties SA Reg. S(b)	42,360	2,416,997
Sirius Real Estate Ltd.	2,612,266	2,001,672

		4,418,669

Semiconductors & Semiconductor Equipment 0.1%
Siltronic AG	3,852	671,630

		18,278,465

GHANA 0.3%

Oil, Gas & Consumable Fuels 0.3%
Kosmos Energy Ltd.*	57,630	436,835
Tullow Oil plc*	354,653	1,053,984

		1,490,819

GREECE 0.3%
Diversified Telecommunication Services 0.3%
Hellenic Telecommunications Organization SA	103,735	1,346,490

HONG KONG 2.1%

Containers & Packaging 0.4%
AMVIG Holdings Ltd.	7,939,875	1,952,467

Electronic Equipment, Instruments & Components 0.2%
Tongda Group Holdings Ltd.	4,831,530	974,981

Hotels, Restaurants & Leisure 0.3%
Melco International Development Ltd.	526,000	1,496,504

Internet Software & Services 0.5%
SUNeVision Holdings Ltd.	2,874,611	2,055,490

Machinery 0.2%
Singamas Container Holdings Ltd.	6,655,427	848,822

Marine 0.0%†
Pacific Basin Shipping Ltd.*	764,000	199,758

Real Estate Management & Development 0.4%
Kerry Properties Ltd.	388,173	1,969,697

Transportation Infrastructure 0.1%
Hutchison Port Holdings Trust	947,800	242,211

		9,739,930

INDIA 0.7%
Aerospace & Defense 0.2%
Bharat Electronics Ltd.	443,377	752,994

Communications Equipment 0.1%
Tejas Networks Ltd. Reg. S*(b)	80,126	332,687

Construction Materials 0.3%
ACC Ltd.	40,338	901,559
Ambuja Cements Ltd.	153,970	519,363
Ambuja Cements Ltd., GDR Reg. S	46,741	157,050

		1,577,972

Metals & Mining 0.1%
Vedanta Resources plc	58,554	631,362

		3,295,015

INDONESIA 0.2%
Diversified Telecommunication Services 0.2%
Link Net Tbk. PT	2,676,035	784,336

IRELAND 3.0%
Building Products 0.3%
Kingspan Group plc	28,072	1,305,981

Containers & Packaging 1.4%
Smurfit Kappa Group plc	161,154	6,609,356

Marine 0.4%
Irish Continental Group plc	280,542	1,718,114

Media 0.8%
Tarsus Group plc	873,397	3,530,207

Pharmaceuticals 0.1%
Nabriva Therapeutics plc*(a)	185,569	502,892

		13,666,550

ISRAEL 0.8%
Biotechnology 0.2%
UroGen Pharma Ltd.*	21,845	987,394

Internet Software & Services 0.3%
Wix.com Ltd.*	17,445	1,657,275

Pharmaceuticals 0.3%
MediWound Ltd.*	203,797	1,243,162

		3,887,831

ITALY 6.4%
Banks 0.3%
BPER Banca	268,970	1,499,134

Capital Markets 0.9%
Anima Holding SpA Reg. S(b)	457,831	2,451,474
Banca Generali SpA	62,278	1,676,441

		4,127,915

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide International Small Cap Fund

Common Stocks (continued)

	Shares	Value
ITALY (continued)
Construction Materials 0.5%
Buzzi Unicem SpA	102,017	$2,247,647

Diversified Financial Services 0.6%
Banca Farmafactoring SpA Reg. S(b)	434,859	2,714,491

Gas Utilities 0.3%
Italgas SpA	248,674	1,430,257

Health Care Equipment & Supplies 1.2%
DiaSorin SpA	55,146	5,918,590

Hotels, Restaurants & Leisure 0.5%
Autogrill SpA	195,697	2,138,397

Independent Power and Renewable Electricity Producers 0.1%
ERG SpA	17,662	397,828

Machinery 0.8%
Gima TT SpA Reg. S(b)	121,678	1,898,857
Interpump Group SpA	57,272	1,805,276

		3,704,133

Professional Services 0.4%
Cerved Group SpA	146,143	1,679,547

Textiles, Apparel & Luxury Goods 0.7%
OVS SpA Reg. S*(b)	494,314	1,612,930
Tod’s SpA(a)	21,836	1,391,909

		3,004,839

Transportation Infrastructure 0.1%
Enav SpA Reg. S(b)	60,454	311,064
Societa Iniziative Autostradali e Servizi SpA	18,135	321,157

		632,221

		29,494,999

JAPAN 21.4%
Banks 1.4%
Bank of Kyoto Ltd. (The)	49,716	2,410,170
Eighteenth Bank Ltd. (The)	972,500	2,622,486
San-In Godo Bank Ltd. (The)	182,500	1,713,534

		6,746,190

Capital Markets 0.5%
Matsui Securities Co. Ltd.	216,700	2,159,889

Chemicals 0.9%
Daicel Corp.	82,061	904,076
JSR Corp.	78,707	1,510,040
Tokyo Ohka Kogyo Co. Ltd.	53,530	1,940,115

		4,354,231

Commercial Services & Supplies 0.1%
Aeon Delight Co. Ltd.	12,800	467,950

Construction & Engineering 0.7%
SHO-BOND Holdings Co. Ltd.	43,977	3,075,404

Construction Materials 0.6%
Sumitomo Osaka Cement Co. Ltd.	259,490	1,235,880
Taiheiyo Cement Corp.	42,109	1,325,666

		2,561,546

Electric Utilities 0.4%
Kyushu Electric Power Co., Inc.	146,300	1,723,918

Electronic Equipment, Instruments & Components 0.1%
Taiyo Yuden Co. Ltd.	21,900	653,491

Equity Real Estate Investment Trusts (REITs) 1.6%
Advance Residence Investment Corp.	264	687,110
Hoshino Resorts REIT, Inc.	178	914,020
Invincible Investment Corp.	1,601	706,162
Japan Hotel REIT Investment Corp.	1,204	882,017
Kenedix Office Investment Corp.	111	674,359
LaSalle Logiport REIT	672	662,358
Nippon Accommodations Fund, Inc.	344	1,627,948
Orix JREIT, Inc.	576	897,744
Sekisui House Reit, Inc.	1,064	687,507

		7,739,225

Food Products 1.6%
Ajinomoto Co., Inc.	236,430	4,184,079
Ezaki Glico Co. Ltd.	76,025	3,520,261

		7,704,340

Health Care Equipment & Supplies 0.2%
CYBERDYNE, Inc.*(a)	80,125	944,824

Household Durables 0.1%
Token Corp.	5,900	454,693

Internet & Direct Marketing Retail 1.0%
Yume No Machi Souzou Iinkai Co. Ltd.(a)	195,600	4,495,342

Internet Software & Services 0.9%
Dip Corp.	89,800	2,278,516
Infomart Corp.	118,800	1,486,438
Raksul, Inc.*(a)	19,600	516,354

		4,281,308

IT Services 2.1%
GMO Payment Gateway, Inc.	52,982	5,961,284
Obic Co. Ltd.	46,570	4,000,087

		9,961,371

Machinery 1.2%
Daifuku Co. Ltd.	21,874	960,573
Fuji Corp.	84,874	1,501,780
Harmonic Drive Systems, Inc.(a)	12,120	476,214
Hirano Tecseed Co. Ltd.(a)	15,500	388,990
Hirata Corp.	5,398	359,100
Nabtesco Corp.	34,560	1,072,355
Tocalo Co. Ltd.	51,500	590,328

		5,349,340

Marine 0.3%
Nippon Yusen KK	64,836	1,248,459

Media 1.2%
Hakuhodo DY Holdings, Inc.	171,750	2,640,856
Nippon Television Holdings, Inc.	195,000	3,144,056

		5,784,912

Metals & Mining 0.3%
Kobe Steel Ltd.	141,500	1,390,907

Multiline Retail 0.4%
H2O Retailing Corp.	102,315	1,638,459

Oil, Gas & Consumable Fuels 0.0%†
Cosmo Energy Holdings Co. Ltd.	5,200	183,492

Professional Services 1.9%
JAC Recruitment Co. Ltd.	123,200	2,632,954
Outsourcing, Inc.	13,100	282,174
Persol Holdings Co. Ltd.	154,090	3,357,198
TechnoPro Holdings, Inc.	43,100	2,740,490

		9,012,816

Real Estate Management & Development 0.9%
Ichigo, Inc.	202,000	901,918
Kenedix, Inc.	369,372	2,114,802
Open House Co. Ltd.	16,800	920,804

		3,937,524

Road & Rail 0.4%
Hitachi Transport System Ltd.	8,700	237,930
Nikkon Holdings Co. Ltd.	12,035	326,363
Sankyu, Inc.	10,600	558,056

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide International Small Cap Fund

Common Stocks (continued)

	Shares	Value
JAPAN (continued)
Road & Rail (continued)
Seino Holdings Co. Ltd.	29,645	$517,033

		1,639,382

Semiconductors & Semiconductor Equipment 1.3%
Disco Corp.	5,298	901,654
Inter Action Corp.(a)	36,995	573,539
Lasertec Corp.	14,100	418,606
SCREEN Holdings Co. Ltd.	16,351	1,197,270
SUMCO Corp.	96,893	2,076,967
Tazmo Co. Ltd.(a)	43,500	613,734

		5,781,770

Software 0.2%
PKSHA Technology, Inc.*(a)	7,634	858,666

Specialty Retail 1.0%
Adastria Co. Ltd.(a)	165,130	2,090,544
United Arrows Ltd.	60,125	2,341,546

		4,432,090

Transportation Infrastructure 0.1%
Mitsubishi Logistics Corp.	10,900	249,433

		98,830,972

JERSEY 0.4%
Capital Markets 0.4%
Sanne Group plc	204,129	1,891,741

KAZAKHSTAN 0.7%
Metals & Mining 0.7%
KAZ Minerals plc*	292,846	3,261,412

LUXEMBOURG 0.1%
Metals & Mining 0.1%
Aperam SA	13,776	650,480
Aperam SA	24	1,136

MALAYSIA 0.4%
Electronic Equipment, Instruments & Components 0.3%
Inari Amertron Bhd.	2,313,795	1,398,233

Semiconductors & Semiconductor Equipment 0.1%
Pentamaster International Ltd. Reg. S*	3,760,000	484,663

		1,882,896

NETHERLANDS 3.2%
Air Freight & Logistics 0.1%
PostNL NV	92,130	363,870

Biotechnology 0.4%
Merus NV *	80,786	1,805,567

Chemicals 1.1%
Corbion NV	151,225	5,172,819

Construction & Engineering 0.1%
Boskalis Westminster(a)	15,905	487,843

IT Services 0.7%
Adyen NV Reg. S*(b)	662	422,974
InterXion Holding NV*	40,645	2,637,047

		3,060,021

Trading Companies & Distributors 0.8%
IMCD NV	51,725	3,751,383

		14,641,503

NEW ZEALAND 1.1%
Airlines 0.1%
Air New Zealand Ltd.	112,291	248,445

Health Care Equipment & Supplies 0.6%
Fisher & Paykel Healthcare Corp. Ltd.	263,996	2,664,963

Oil, Gas & Consumable Fuels 0.3%
New Zealand Refining Co. Ltd. (The)	971,055	1,609,913

Software 0.1%
Xero Ltd.*	21,448	680,951

		5,204,272

NORWAY 0.6%
Banks 0.5%
SpareBank 1 SMN	211,564	2,212,985

Oil, Gas & Consumable Fuels 0.1%
Aker BP ASA	13,534	484,164

		2,697,149

PHILIPPINES 0.3%
Construction Materials 0.2%
CEMEX Holdings Philippines, Inc. Reg. S*(b)	16,434,664	956,466

Oil, Gas & Consumable Fuels 0.1%
Pilipinas Shell Petroleum Corp.	485,324	514,092

		1,470,558

PORTUGAL 0.1%
Media 0.1%
NOS SGPS SA	106,317	619,528

SINGAPORE 1.9%

Air Freight & Logistics 0.1%
Singapore Post Ltd.	309,840	305,556

Electronic Equipment, Instruments & Components 0.2%
Venture Corp. Ltd.	62,951	774,762

Equity Real Estate Investment Trusts (REITs) 0.5%
Keppel REIT	1,189,713	1,026,319
Mapletree Industrial Trust	972,301	1,429,445

		2,455,764

Machinery 0.0%†
Sembcorp Marine Ltd.	162,800	219,285

Semiconductors & Semiconductor Equipment 0.4%
Kulicke & Soffa Industries, Inc.	43,953	1,158,601
UMS Holdings Ltd.	1,220,300	733,904

		1,892,505

Trading Companies & Distributors 0.7%
BOC Aviation Ltd. Reg. S(a)(b)	509,965	3,209,332

		8,857,204

SOUTH AFRICA 0.1%
Containers & Packaging 0.1%
Nampak Ltd.*	403,795	462,061

SOUTH KOREA 0.4%
Diversified Telecommunication Services 0.0%†
LG Uplus Corp.	15,405	212,181

Electronic Equipment, Instruments & Components 0.1%
HyVision System, Inc.	21,372	303,869

Internet Software & Services 0.1%
Cafe24 Corp.*	2,891	414,674

Software 0.2%
Douzone Bizon Co. Ltd.	17,245	839,062

		1,769,786

SPAIN 2.8%
Banks 0.8%
Liberbank SA*	3,353,165	1,972,581
Unicaja Banco SA Reg. S	1,227,074	2,073,249

		4,045,830

Commercial Services & Supplies 0.6%
Atento SA	356,657	2,603,596

Diversified Telecommunication Services 0.4%
Cellnex Telecom SA Reg. S(b)	69,247	1,838,106

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide International Small Cap Fund

Common Stocks (continued)

	Shares	Value
SPAIN (continued)
Food Products 0.5%
Ebro Foods SA	48,726	$1,053,938
Viscofan SA	16,977	1,170,962

		2,224,900

Household Durables 0.4%
Neinor Homes SA Reg. S*(b)	97,641	1,849,737

Machinery 0.1%
Zardoya Otis SA	35,219	336,745

		12,898,914

SWEDEN 5.6%
Aerospace & Defense 0.1%
Saab AB, Class B	13,266	611,657

Building Products 0.2%
Nibe Industrier AB, Class B	67,692	760,782

Capital Markets 0.5%
Vostok Emerging Finance Ltd., SDR*	9,387,918	2,092,645

Commercial Services & Supplies 0.1%
Bravida Holding AB Reg. S(b)	40,566	323,348

Construction & Engineering 0.1%
NCC AB, Class B	15,769	254,755
Sweco AB, Class B	13,336	358,444

		613,199

Containers & Packaging 0.3%
BillerudKorsnas AB(a)	111,430	1,329,205

Food Products 1.5%
Cloetta AB, Class B	2,269,950	7,219,078

Hotels, Restaurants & Leisure 0.4%
SkiStar AB	86,706	2,026,649

Industrial Conglomerates 0.1%
Nolato AB, Class B	3,759	336,823

Machinery 0.6%
Trelleborg AB, Class B	122,045	2,537,883

Oil, Gas & Consumable Fuels 0.1%
Lundin Petroleum AB	13,372	441,097

Real Estate Management & Development 1.4%
D Carnegie & Co. AB*(a)	149,043	2,778,990
Fastighets AB Balder, Class B*	128,406	3,734,353

		6,513,343

Trading Companies & Distributors 0.2%
Ahlsell AB Reg. S(b)	62,883	368,571
Indutrade AB	17,375	456,682

		825,253

		25,630,962

SWITZERLAND 3.7%
Capital Markets 0.3%
GAM Holding AG*	122,611	1,241,738

Commercial Services & Supplies 0.1%
IWG plc	126,810	505,419

Life Sciences Tools & Services 1.5%
Tecan Group AG (Registered)	29,052	7,374,500

Machinery 0.9%
Bucher Industries AG (Registered)	1,375	446,467
Conzzeta AG (Registered)	296	323,411
OC Oerlikon Corp. AG (Registered)*	154,183	2,398,463
SFS Group AG*	3,482	412,665
VAT Group AG Reg. S*(b)	5,082	668,285

		4,249,291

Software 0.5%
Temenos AG (Registered)*	13,337	2,147,320

Specialty Retail 0.3%
Dufry AG (Registered)*(a)	10,430	1,381,647

Trading Companies & Distributors 0.1%
Bossard Holding AG (Registered), Class A	1,269	254,328

		17,154,243

TAIWAN 3.7%
Electrical Equipment 0.3%
Bizlink Holding, Inc.	136,304	873,900
Voltronic Power Technology Corp.	31,671	552,716

		1,426,616

Electronic Equipment, Instruments & Components 1.0%
Chroma ATE, Inc.	200,658	1,134,058
Elite Material Co. Ltd.	439,886	1,265,650
Kingpak Technology, Inc.*	59,755	368,538
Walsin Technology Corp.	100,753	1,151,057
Yageo Corp.	26,188	670,215

		4,589,518

Machinery 0.2%
Airtac International Group*	81,000	885,487

Marine 0.1%
Wan Hai Lines Ltd.	1,080,515	586,034

Semiconductors & Semiconductor Equipment 1.8%
ASPEED Technology, Inc.	31,615	838,348
Formosa Sumco Technology Corp.	215,700	1,047,343
Global Unichip Corp.	42,250	459,846
Globalwafers Co. Ltd.	177,790	3,013,595
LandMark Optoelectronics Corp.	61,594	551,339
Pan Jit International, Inc.*	389,000	599,500
Sino-American Silicon Products, Inc.*	317,960	1,095,004
Wafer Works Corp.*	243,000	501,787

		8,106,762

Technology Hardware, Storage & Peripherals 0.3%
Catcher Technology Co. Ltd.	69,187	854,009
Getac Technology Corp.*	449,315	685,655

		1,539,664

		17,134,081

THAILAND 0.1%
Airlines 0.1%
Bangkok Airways PCL	1,390,339	535,505

TURKEY 0.3%
Oil, Gas & Consumable Fuels 0.3%
Tupras Turkiye Petrol Rafinerileri A/S	60,005	1,313,545

UNITED KINGDOM 11.8%
Aerospace & Defense 0.3%
Cobham plc*	418,864	687,247
QinetiQ Group plc	101,375	360,211
Ultra Electronics Holdings plc	12,904	279,824

		1,327,282

Capital Markets 1.4%
IG Group Holdings plc	371,274	4,482,744
River & Mercantile Group plc	204,979	769,464
XPS Pensions Group plc Reg. S	441,732	1,014,613

		6,266,821

Commercial Services & Supplies 0.1%
Aggreko plc	49,634	483,937

Construction & Engineering 0.3%
Balfour Beatty plc	149,668	576,141
Galliford Try plc	19,414	237,382
John Laing Group plc Reg. S(b)	87,499	334,756

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide International Small Cap Fund

Common Stocks (continued)

	Shares	Value
UNITED KINGDOM (continued)
Construction & Engineering (continued)
Kier Group plc	18,924	$240,114

		1,388,393

Electronic Equipment, Instruments & Components 1.0%
Halma plc	183,811	3,396,136
Smart Metering Systems plc	135,585	1,116,687

		4,512,823

Equity Real Estate Investment Trusts (REITs) 0.5%
UNITE Group plc (The)	219,030	2,516,734

Hotels, Restaurants & Leisure 1.1%
Domino’s Pizza Group plc	397,732	1,647,168
Restaurant Group plc (The)(a)	1,016,342	3,532,862

		5,180,030

Insurance 1.2%
Lancashire Holdings Ltd.	300,441	2,259,184
Sabre Insurance Group plc Reg. S*(b)	868,676	3,166,110

		5,425,294

Internet & Direct Marketing Retail 0.5%
boohoo Group plc*	908,681	2,398,671

Internet Software & Services 0.7%
Just Eat plc*	289,139	3,007,972

IT Services 0.1%
Endava plc, ADR*	13,800	329,958

Machinery 1.5%
IMI plc	47,631	775,310
Rotork plc	778,093	3,674,071
Spirax-Sarco Engineering plc	32,458	2,957,240

		7,406,621

Media 0.6%
ITE Group plc	2,659,252	2,897,553

Multiline Retail 0.7%
B&M European Value Retail SA	594,187	3,216,305

Oil, Gas & Consumable Fuels 0.2%
Cairn Energy plc*	265,712	851,268

Professional Services 0.1%
Capita plc	297,520	631,736

Real Estate Management & Development 0.7%
Grainger plc	799,742	3,215,433

Road & Rail 0.2%
Firstgroup plc*	265,354	307,407
National Express Group plc	94,933	503,825

		811,232

Trading Companies & Distributors 0.1%
Grafton Group plc	48,172	484,114

Transportation Infrastructure 0.2%
BBA Aviation plc	185,038	849,151

Water Utilities 0.3%
Severn Trent plc	51,151	1,298,206

		54,499,534

UNITED STATES 0.3%
Biotechnology 0.2%
Nightstar Therapeutics plc, ADR*	41,783	739,141

Building Products 0.1%
Reliance Worldwide Corp. Ltd.	128,141	565,967

		1,305,108

URUGUAY 0.4%
Hotels, Restaurants & Leisure 0.4%
Arcos Dorados Holdings, Inc., Class A	278,578	1,950,046

Total Common Stocks (cost $402,154,227)		432,973,395

Exchange Traded Fund 4.9%

	Shares	Value
UNITED STATES 4.9%
iShares MSCI EAFE Small-Cap ETF	353,054	22,411,868

Total Exchange Traded Fund (cost $22,465,101)		22,411,868

Short-Term Investment 0.3%

	Shares	Value
Money Market Fund 0.3%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.84%(d)(e)	1,160,333	1,160,333

Total Short-Term Investment (cost $1,160,333)		1,160,333

Repurchase Agreement 2.3%

	Principal Amount	Value
BNP Paribas Securities Corp., 1.91%, dated 7/31/2018, due 8/1/2018, repurchase price $10,438,093, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.75%, maturing 2/15/2019 - 5/15/2024; total market value $10,646,291.(e)	$10,437,539	10,437,539

Total Repurchase Agreement (cost $10,437,539)		10,437,539

Total Investments (cost $436,217,200) — 101.4%		466,983,135
Liabilities in excess of other assets — (1.4)%		(6,455,373)

NET ASSETS — 100.0%		$460,527,762

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $18,905,152, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $1,160,333 and $10,437,539, respectively and by $8,410,936 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% - 8.75%, and maturity dates ranging from 9/30/2018 - 2/15/2043; total value of $20,008,808.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at July 31, 2018 was $32,541,989 which represents 7.07% of net assets.

(c)	Fair valued security.
(d)	Represents 7-day effective yield as of July 31, 2018.
(e)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2018 was $11,597,872.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide International Small Cap Fund

ADR	American Depositary Receipt
CVA	Dutch Certification
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide International Small Cap Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$2,691,933	$—	$2,691,933
Air Freight & Logistics	—	1,274,062	—	1,274,062
Airlines	—	1,087,926	—	1,087,926
Banks	—	14,504,139	—	14,504,139
Biotechnology	4,615,436	4,018,963	—	8,634,399
Building Products	—	3,260,250	—	3,260,250
Capital Markets	—	21,041,811	—	21,041,811
Chemicals	1,685,856	12,199,483	—	13,885,339
Commercial Services & Supplies	2,603,596	1,780,654	—	4,384,250
Communications Equipment	—	332,687	—	332,687
Construction & Engineering	—	6,062,092	—	6,062,092
Construction Materials	1,515,257	7,778,920	—	9,294,177
Containers & Packaging	—	14,017,007	—	14,017,007
Diversified Financial Services	—	2,714,491	—	2,714,491
Diversified Telecommunication Services	—	4,908,406	—	4,908,406
Electric Utilities	—	3,646,902	—	3,646,902
Electrical Equipment	—	2,548,769	—	2,548,769
Electronic Equipment, Instruments & Components	—	13,207,677	—	13,207,677
Equity Real Estate Investment Trusts (REITs)	2,592,617	15,461,824	—	18,054,441
Food Products	—	17,148,318	—	17,148,318
Gas Utilities	—	2,840,129	—	2,840,129

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide International Small Cap Fund

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Health Care Equipment & Supplies	$—	$15,816,844	$—	$15,816,844
Hotels, Restaurants & Leisure	1,950,046	12,940,749	—	14,890,795
Household Durables	—	5,974,410	—	5,974,410
Independent Power and Renewable Electricity Producers	—	2,356,667	—	2,356,667
Industrial Conglomerates	—	3,126,230	—	3,126,230
Insurance	—	8,002,893	—	8,002,893
Internet & Direct Marketing Retail	—	6,894,013	—	6,894,013
Internet Software & Services	1,657,275	14,596,390	—	16,253,665
IT Services	5,441,714	9,961,371	—	15,403,085
Life Sciences Tools & Services	—	7,374,500	—	7,374,500
Machinery	—	29,164,801	—	29,164,801
Marine	—	4,759,536	—	4,759,536
Media	—	16,572,753	—	16,572,753
Metals & Mining	5,156,708	7,679,608	—	12,836,316
Multiline Retail	—	4,854,764	—	4,854,764
Multi-Utilities	1,462,608	—	—	1,462,608
Oil, Gas & Consumable Fuels	851,995	7,781,829	—	8,633,824
Pharmaceuticals	1,746,054	—	—	1,746,054
Professional Services	—	11,324,099	—	11,324,099
Real Estate Management & Development	—	21,937,398	—	21,937,398
Road & Rail	—	2,767,608	—	2,767,608
Semiconductors & Semiconductor Equipment	1,158,601	17,302,371	—	18,460,972
Software	—	7,420,666	—	7,420,666
Specialty Retail	—	8,929,130	—	8,929,130
Technology Hardware, Storage & Peripherals	—	1,539,664	—	1,539,664
Textiles, Apparel & Luxury Goods	—	3,004,839	—	3,004,839
Trading Companies & Distributors	—	8,834,134	—	8,834,134
Transportation Infrastructure	—	3,088,438	—	3,088,438
Water Utilities	495,813	1,298,206	—	1,794,019
Wireless Telecommunication Services	—	2,209,465	—	2,209,465

Total Common Stocks	$32,933,576	$400,039,819	$—	$432,973,395

Exchange Traded Fund	$22,411,868	$—	$—	$22,411,868
Repurchase Agreement	—	10,437,539	—	10,437,539
Short-Term Investment	1,160,333	—	—	1,160,333

Total	$56,505,777	$410,477,358	$—	$466,983,135

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

(a)

During the period ended July 31, 2018, there were two transfers of international common stocks from Level 1 to Level 2. The market value at the time of the transfer was $3,702,846. The investments were previously valued using the last quoted sales price from the local exchange on which they traded, resulting in the Level 1 classification. At Month July 31, 2018, the Fund valued these securities using the last quoted sales price and applied a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification.

(b)

During the period ended July 31, 2018, there were two transfers of international common stocks from Level 2 to Level 1. The market value at the time of the transfer was $2,853,878. The investments were previously valued using the last quoted sales price from the local exchange on which they traded and applying a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification. At July 31, 2018, the Fund valued these securities at the last quoted sales price without a fair value factor, resulting in a Level 1 classification.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

July 31, 2018 (Unaudited)

Nationwide Investor Destinations Aggressive Fund

Investment Companies 93.0%

	Shares	Value
Alternative Assets 2.0%
Nationwide Amundi Global High Yield Fund, Class R6(a)	1,071,967	$10,708,948
Nationwide Emerging Markets Debt Fund, Class R6(a)	1,090,046	10,726,051

Total Alternative Assets (cost $21,783,327)		21,434,999

Equity Funds 89.0%
Nationwide International Index Fund, Class R6(a)	31,852,638	267,243,634
Nationwide International Small Cap Fund, Class R6(a)	3,627,393	42,658,143
Nationwide Loomis All Cap Growth Fund, Class R6(a)	3,448,371	42,001,162
Nationwide Mid Cap Market Index Fund, Class R6(a)	11,275,807	213,000,001
Nationwide S&P 500 Index Fund, Class R6(a)	20,869,906	356,040,595
Nationwide Small Cap Index Fund, Class R6(a)	1,728,661	26,483,089

Total Equity Funds (cost $810,509,827)		947,426,624

Fixed Income Funds 2.0%
Nationwide Bond Index Fund, Class R6(a)	1,504,271	16,020,486
Nationwide Core Plus Bond Fund, Class R6(a)	539,767	5,349,089

Total Fixed Income Funds (cost $22,084,123)		21,369,575

Total Investment Companies (cost $854,377,277)		990,231,198

Exchange Traded Fund 7.1%

	Shares	Value
Equity Fund 7.1%
iShares Core MSCI Emerging Markets ETF	1,389,128	75,151,825

Total Exchange Traded Fund (cost $75,864,130)		75,151,825

Total Investments (cost $930,241,407) — 100.1%		1,065,383,023
Liabilities in excess of other assets — (0.1)%		(537,287)

NET ASSETS — 100.0%		$1,064,845,736

(a)	Investment in affiliate.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Investor Destinations Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At July 31, 2018, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2018 (Unaudited)

Nationwide Investor Destinations Conservative Fund

Investment Companies 72.5%

	Shares	Value
Alternative Assets 6.0%
Nationwide Amundi Global High Yield Fund, Class R6(a)	1,460,529	$14,590,687
Nationwide Amundi Strategic Income Fund, Class R6(a)	2,125,910	21,854,352
Nationwide Emerging Markets Debt Fund, Class R6(a)	743,590	7,316,924

Total Alternative Assets (cost $44,400,158)		43,761,963

Equity Funds 20.5%
Nationwide International Index Fund, Class R6(a)	5,202,068	43,645,346
Nationwide Mid Cap Market Index Fund, Class R6(a)	1,541,451	29,118,017
Nationwide S&P 500 Index Fund, Class R6(a)	4,261,431	72,700,006
Nationwide Small Cap Index Fund, Class R6(a)	234,543	3,593,194

Total Equity Funds (cost $139,408,142)		149,056,563

Fixed Income Funds 46.0%
Nationwide Bond Index Fund, Class R6(a)	12,303,454	131,031,788
Nationwide Core Plus Bond Fund, Class R6(a)	6,613,449	65,539,280
Nationwide Inflation-Protected Securities Fund, Class R6(a)	3,734,681	36,226,405
Nationwide Loomis Short Term Bond Fund, Class R6(a)	10,386,024	101,783,039

Total Fixed Income Funds (cost $344,213,659)		334,580,512

Total Investment Companies (cost $528,021,959)		527,399,038

Exchange Traded Funds 3.5%

	Shares	Value
Equity Fund 1.5%
iShares Core MSCI Emerging Markets ETF	207,270	11,213,307

Fixed Income Fund 2.0%
iShares 20+ Year Treasury Bond ETF(b)	120,334	14,403,980

Total Exchange Traded Funds (cost $26,444,682)		25,617,287

Investment Contract 24.0%

	Principal Amount	Value
Nationwide Contract, 2.70%(a)(c)(d)(e)	$174,304,629	174,304,629

Total Investment Contract (cost $174,304,629)		174,304,629

Short-Term Investment 0.0%†

	Shares	Value
Money Market Fund 0.0%†
Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.84%(f)(g)	462	$462

Total Short-Term Investment (cost $462)		462

Repurchase Agreement 0.0%†

	Principal Amount	Value
BNP Paribas Securities Corp., 1.91%, dated 7/31/2018, due 8/1/2018, repurchase price $4,154, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.75%, maturing 2/15/2019 - 5/15/2024; total market value $4,236.(g)	$4,153	4,153

Total Repurchase Agreement (cost $4,153)		4,153

Total Investments (cost $728,775,885) — 100.0%		727,325,569
Liabilities in excess of other assets — 0.0%†		(245,235)

NET ASSETS — 100.0%		$727,080,334

(a)	Investment in affiliate.
(b)

The security or a portion of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $4,549, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $462 and $4,153, respectively, a total value of $4,615.

(c)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(d)	Value determined using significant unobservable inputs.
(e)	Fair valued security.
(f)	Represents 7-day effective yield as of July 31, 2018.
(g)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2018 was $4,615.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Investor Destinations Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$25,617,287	$—	$—	$25,617,287
Investment Companies	527,399,038	—	—	527,399,038
Investment Contract	—	—	174,304,629	174,304,629
Repurchase Agreement	—	4,153	—	4,153
Short-Term Investment	462	—	—	462

Total	$553,016,787	$4,153	$174,304,629	$727,325,569

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Investor Destinations Conservative Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/2017	$175,791,177	$175,791,177
Purchases*	12,716,392	12,716,392
Sales	(14,202,940)	(14,202,940)
Change in Net Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 7/31/2018	$174,304,629	$174,304,629

Amounts designated as “—” are zero or have been rounded to zero

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.70%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2018 (Unaudited)

Nationwide Investor Destinations Moderate Fund

Investment Companies 84.5%

	Shares	Value
Alternative Assets 6.5%
Nationwide Amundi Global High Yield Fund, Class R6(a)	4,006,347	$40,023,407
Nationwide Amundi Strategic Income Fund, Class R6(a)	1,944,476	19,989,216
Nationwide Emerging Markets Debt Fund, Class R6(a)	2,715,944	26,724,887

Total Alternative Assets (cost $87,615,588)		86,737,510

Equity Funds 61.4%
Nationwide International Index Fund, Class R6(a)	25,351,224	212,696,773
Nationwide International Small Cap Fund, Class R6(a)	2,259,491	26,571,615
Nationwide Loomis All Cap Growth Fund, Class R6(a)	2,147,979	26,162,384
Nationwide Mid Cap Market Index Fund, Class R6(a)	7,382,540	139,456,181
Nationwide S&P 500 Index Fund, Class R6(a)	22,911,340	390,867,465
Nationwide Small Cap Index Fund, Class R6(a)	1,292,133	19,795,473

Total Equity Funds (cost $726,268,160)		815,549,891

Fixed Income Funds 16.6%
Nationwide Bond Index Fund, Class R6(a)	8,120,538	86,483,728
Nationwide Core Plus Bond Fund, Class R6(a)	6,724,005	66,634,891
Nationwide Inflation-Protected Securities Fund, Class R6(a)	1,371,334	13,301,937
Nationwide Loomis Short Term Bond Fund, Class R6(a)	5,428,778	53,202,028

Total Fixed Income Funds (cost $227,270,434)		219,622,584

Total Investment Companies (cost $1,041,154,182)		1,121,909,985

Exchange Traded Funds 4.5%

	Shares	Value
Equity Fund 3.5%
iShares Core MSCI Emerging Markets ETF	865,249	46,809,971

Fixed Income Fund 1.0%
iShares 20+ Year Treasury Bond ETF(b)	110,857	13,269,583

Total Exchange Traded Funds (cost $60,783,852)		60,079,554

Investment Contract 11.0%

	Principal Amount	Value
Nationwide Contract, 2.70%(a)(c)(d)(e)	$146,094,237	146,094,237

Total Investment Contract (cost $146,094,237)		146,094,237

Short-Term Investment 0.1%

	Shares	Value
Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.84%(f)(g)	1,289,969	1,289,969

Total Short-Term Investment (cost $1,289,969)		1,289,969

Repurchase Agreement 0.9%

	Principal Amount	Value
BNP Paribas Securities Corp. 1.91%, dated 7/31/2018, due 8/1/2018, repurchase price $11,604,265, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.75%, maturing 2/15/2019 - 5/15/2024; total market value $11,835,723.(g)	$11,603,649	11,603,649

Total Repurchase Agreement (cost $11,603,649)		11,603,649

Total Investments (cost $1,260,925,889) — 101.0%		1,340,977,394
Liabilities in excess of other assets — (1.0)%		(13,648,297)

NET ASSETS — 100.0%		$1,327,329,097

(a)	Investment in affiliate.
(b)

The security or a portion of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $12,707,831, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $1,289,969 and $11,603,649, respectively, a total value of $12,893,618.

(c)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(d)	Value determined using significant unobservable inputs.
(e)	Fair valued security.
(f)	Represents 7-day effective yield as of July 31, 2018.
(g)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2018 was $12,893,618.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Investor Destinations Moderate Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$60,079,554	$—	$—	$60,079,554
Investment Companies	1,121,909,985	—	—	1,121,909,985
Investment Contract	—	—	146,094,237	146,094,237
Repurchase Agreement	—	11,603,649	—	11,603,649
Short-Term Investment	1,289,969	—	—	1,289,969

Total	$1,183,279,508	$11,603,649	$146,094,237	$1,340,977,394

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Investor Destinations Moderate Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/2017	$152,876,167	$152,876,167
Purchases*	5,908,425	5,908,425
Sales	(12,690,355)	(12,690,355)
Change in Net Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 7/31/2018	$146,094,237	$146,094,237

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.70%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2018 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund

Investment Companies 96.1%

	Shares	Value
Alternative Assets 6.5%
Nationwide Amundi Global High Yield Fund, Class R6(a)	4,973,685	$49,687,115
Nationwide Amundi Strategic Income Fund, Class R6(a)	2,421,827	24,896,382
Nationwide Emerging Markets Debt Fund, Class R6(a)	3,370,764	33,168,321

Total Alternative Assets (cost $108,842,501)		107,751,818

Equity Funds 78.0%
Nationwide International Index Fund, Class R6(a)	42,346,221	355,284,793
Nationwide International Small Cap Fund, Class R6(a)	4,924,806	57,915,721
Nationwide Loomis All Cap Growth Fund, Class R6(a)	4,012,932	48,877,506
Nationwide Mid Cap Market Index Fund, Class R6(a)	13,998,488	264,431,430
Nationwide S&P 500 Index Fund, Class R6(a)	30,967,472	528,305,074
Nationwide Small Cap Index Fund, Class R6(a)	2,145,786	32,873,435

Total Equity Funds (cost $1,093,697,072)		1,287,687,959

Fixed Income Funds 11.6%
Nationwide Bond Index Fund, Class R6(a)	10,113,872	107,712,734
Nationwide Core Plus Bond Fund, Class R6(a)	6,699,546	66,392,502
Nationwide Inflation-Protected Securities Fund, Class R6(a)	1,707,983	16,567,438

Total Fixed Income Funds (cost $197,507,028)		190,672,674

Total Investment Companies (cost $1,400,046,601)		1,586,112,451

Exchange Traded Fund 4.0%

	Shares	Value
Equity Fund 4.0%
iShares Core MSCI Emerging Markets ETF	1,230,552	66,572,863

Total Exchange Traded Fund (cost $65,952,967)		66,572,863

Total Investments (cost $1,465,999,568) — 100.1%		1,652,685,314
Liabilities in excess of other assets — (0.1)%		(1,231,216)

NET ASSETS — 100.0%		$1,651,454,098

(a)	Investment in affiliate.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At July 31, 2018, 100% of the market value of the fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2018 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund

Investment Companies 80.6%

	Shares	Value
Alternative Assets 5.5%
Nationwide Amundi Global High Yield Fund, Class R6(a)	1,383,568	$13,821,848
Nationwide Amundi Strategic Income Fund, Class R6(a)	672,548	6,913,798
Nationwide Emerging Markets Debt Fund, Class R6(a)	468,609	4,611,115

Total Alternative Assets (cost $25,573,236)		25,346,761

Equity Funds 42.5%
Nationwide International Index Fund, Class R6(a)	6,862,078	57,572,833
Nationwide International Small Cap Fund, Class R6(a)	194,782	2,290,639
Nationwide Mid Cap Market Index Fund, Class R6(a)	2,194,497	41,454,049
Nationwide S&P 500 Index Fund, Class R6(a)	5,264,385	89,810,401
Nationwide Small Cap Index Fund, Class R6(a)	300,987	4,611,115

Total Equity Funds (cost $178,456,872)		195,739,037

Fixed Income Funds 32.6%
Nationwide Bond Index Fund, Class R6(a)	6,285,293	66,938,370
Nationwide Core Plus Bond Fund, Class R6(a)	3,263,288	32,339,183
Nationwide Inflation-Protected Securities Fund, Class R6(a)	1,424,385	13,816,535
Nationwide Loomis Short Term Bond Fund, Class R6(a)	3,767,534	36,921,832

Total Fixed Income Funds (cost $154,937,513)		150,015,920

Total Investment Companies (cost $358,967,621)		371,101,718

Exchange Traded Funds 2.5%

	Shares	Value
Equity Fund 1.5%
iShares Core MSCI Emerging Markets ETF	130,196	7,043,604

Fixed Income Fund 1.0%
iShares 20+ Year Treasury Bond ETF(b)	37,995	4,548,001

Total Exchange Traded Funds (cost $11,890,743)		11,591,605

Investment Contract 17.0%

	Principal Amount	Value
Nationwide Contract, 2.70%(a)(c)(d)(e)	$78,296,984	78,296,984

Total Investment Contract (cost $78,296,984)		78,296,984

Short-Term Investment 0.1%

	Shares	Value

Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.84%(f)(g)	457,049	$457,049

Total Short-Term Investment (cost $457,049)		457,049

Repurchase Agreement 0.9%

	Principal Amount	Value
BNP Paribas Securities Corp., 1.91%, dated 7/31/2018, due 8/1/2018, repurchase price $4,111,511, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.75%, maturing 2/15/2019 - 5/15/2024; total market value $4,193,519.(g)	$4,111,293	4,111,293

Total Repurchase Agreement (cost $4,111,293)		4,111,293

Total Investments (cost $453,723,690) — 101.1%		465,558,649
Liabilities in excess of other assets — (1.1)%		(4,932,116)

NET ASSETS — 100.0%		$460,626,533

(a)	Investment in affiliate.
(b)

The security or a portion of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $4,502,516, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $457,049 and $4,111,293, respectively, a total value of $4,568,342.

(c)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(d)	Value determined using significant unobservable inputs.
(e)	Fair valued security.
(f)	Represents 7-day effective yield as of July 31, 2018.
(g)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2018 was $4,568,342.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$11,591,605	$—	$—	$11,591,605
Investment Companies	371,101,718	—	—	371,101,718
Investment Contract	—	—	78,296,984	78,296,984
Repurchase Agreement	—	4,111,293	—	4,111,293
Short-Term Investment	457,049	—	—	457,049

Total	$383,150,372	$4,111,293	$78,296,984	$465,558,649

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/2017	$82,833,562	$82,833,562
Purchases*	4,720,673	4,720,673
Sales	(9,257,251)	(9,257,251)
Change in Net Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 7/31/2018	$78,296,984	$78,296,984

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.70%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2018 (Unaudited)

Nationwide Loomis All Cap Growth Fund

Common Stocks 98.9%

	Shares	Value
Air Freight & Logistics 4.8%
Expeditors International of Washington, Inc.	108,412	$8,257,742
United Parcel Service, Inc., Class B	12,380	1,484,238

		9,741,980

Beverages 6.5%
Coca-Cola Co. (The)	66,809	3,115,304
Monster Beverage Corp.*	164,054	9,846,521

		12,961,825

Biotechnology 6.7%
Amgen, Inc.	12,166	2,391,227
BioMarin Pharmaceutical, Inc.*	44,244	4,449,177
Regeneron Pharmaceuticals, Inc.*	17,948	6,605,043

		13,445,447

Capital Markets 6.3%
FactSet Research Systems, Inc.	16,931	3,409,226
MSCI, Inc.	22,283	3,703,212
SEI Investments Co.	92,963	5,572,202

		12,684,640

Communications Equipment 2.3%
Cisco Systems, Inc.	107,244	4,535,349

Consumer Finance 1.2%
American Express Co.	23,184	2,307,272

Energy Equipment & Services 2.7%
Schlumberger Ltd.	80,905	5,462,706

Food Products 2.1%
Danone SA, ADR-FR	273,159	4,272,207

Health Care Equipment & Supplies 1.5%
Varian Medical Systems, Inc.*	26,783	3,092,097

Health Care Technology 2.2%
Cerner Corp.*	72,382	4,493,474

Hotels, Restaurants & Leisure 6.6%
Starbucks Corp.(a)	86,884	4,551,853
Yum China Holdings, Inc.	167,786	6,053,719
Yum! Brands, Inc.	32,673	2,590,642

		13,196,214

Household Products 2.9%
Colgate-Palmolive Co.	46,312	3,103,367
Procter & Gamble Co. (The)	34,028	2,752,185

		5,855,552

Internet & Direct Marketing Retail 7.5%
Amazon.com, Inc.*	8,507	15,120,682

Internet Software & Services 17.1%
Alibaba Group Holding Ltd., ADR-CN*	67,810	12,696,066
Alphabet, Inc., Class A*	4,276	5,247,593
Alphabet, Inc., Class C*	4,276	5,205,004
Facebook, Inc., Class A*	64,855	11,192,676

		34,341,339

IT Services 5.4%
Automatic Data Processing, Inc.	13,714	1,851,253
Visa, Inc., Class A	66,489	9,091,706

		10,942,959

Machinery 2.1%
Deere & Co.	29,678	4,297,078

Metals & Mining 0.5%
Compass Minerals International, Inc.(a)	13,412	910,004

Pharmaceuticals 4.6%
Merck & Co., Inc.	18,673	1,229,990
Novartis AG, ADR-CH	31,583	2,649,814
Novo Nordisk A/S, ADR-DK	108,974	5,423,636

		9,303,440

Semiconductors & Semiconductor Equipment 2.6%
QUALCOMM, Inc.	82,850	5,309,856

Software 10.8%
Autodesk, Inc.*	59,867	7,689,317
Microsoft Corp.	40,471	4,293,164
Oracle Corp.	202,056	9,634,030

		21,616,511

Textiles, Apparel & Luxury Goods 2.5%
Under Armour, Inc., Class A*(a)	250,522	5,002,924

Total Common Stocks (cost $175,597,812)		198,893,556

Short-Term Investment 0.3%

	Shares	Value

Money Market Fund 0.3%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.84%(b)(c)	531,299	531,299

Total Short-Term Investment (cost $531,299)		531,299

Repurchase Agreement 2.4%

	Principal Amount	Value
BNP Paribas Securities Corp., 1.91%, dated 7/31/2018, due 8/1/2018, repurchase price $4,779,443, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.75%, maturing 2/15/2019 - 5/15/2024; total market value $4,874,773.(c)	$4,779,189	4,779,189

Total Repurchase Agreement (cost $4,779,189)		4,779,189

Total Investments (cost $180,908,300) — 101.6%		204,204,044
Liabilities in excess of other assets — (1.6)%		(3,200,646)

NET ASSETS — 100.0%		$201,003,398

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Loomis All Cap Growth Fund

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $6,998,070, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $531,299 and $4,779,189, respectively and by $1,919,760 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% - 8.75%, and maturity dates ranging from 9/30/2018 - 2/15/2043; total value of $7,230,248.

(b)	Represents 7-day effective yield as of July 31, 2018.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2018 was $5,310,488.

ADR	American Depositary Receipt
CH	Switzerland
CN	China
DK	Denmark
FR	France

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Loomis All Cap Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$198,893,556	$—	$—	$198,893,556
Repurchase Agreement	—	4,779,189	—	4,779,189
Short-Term Investment	531,299	—	—	531,299

Total	$199,424,855	$4,779,189	$—	$204,204,044

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period

During the period ended July 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2018 (Unaudited)

Nationwide Loomis Core Bond Fund (formerly, Nationwide HighMark Bond Fund)

Asset-Backed Securities 9.4%

	Principal Amount	Value
Airlines 0.8%
Air Canada Pass-Through Trust, Series 2017-1, Class A, 3.55%, 1/15/2030(a)	$345,000	$327,781
Continental Airlines Pass-Through Trust, Series 2010-1, Class A, 4.75%, 1/12/2021	1,617,695	1,648,754
Delta Air Lines Pass-Through Trust, Series 2011-1, Class A, 5.30%, 4/15/2019	1,350,912	1,367,934

		3,344,469

Automobiles 5.2%
ACC Trust, Series 2018-1, Class A, 3.70%, 12/21/2020(a)	290,695	290,615
Ally Auto Receivables Trust, Series 2015-2, Class A3, 1.49%, 11/15/2019	388,628	388,327
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A3, 1.87%, 8/18/2021	4,210,000	4,177,269
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class A, 2.97%, 3/20/2024(a)	750,000	727,232
CPS Auto Receivables Trust, Series 2018-A, Class C, 3.05%, 12/15/2023(a)	235,000	232,301
Credit Acceptance Auto Loan Trust, Series 2018-2A, Class A, 3.47%, 5/17/2027(a)	1,295,000	1,296,647
Drive Auto Receivables Trust, Series 2018-1, Class B, 2.88%, 2/15/2022	745,000	742,871
DT Auto Owner Trust, Series 2018-2A, Class C, 3.67%, 3/15/2024(a)	1,175,000	1,174,923
Exeter Automobile Receivables Trust Series 2018-1A, Class B, 2.75%, 4/15/2022(a)	800,000	792,790
Series 2018-2A, Class B, 3.27%, 5/16/2022(a)	1,220,000	1,217,242
Flagship Credit Auto Trust, Series 2018-2, Class B, 3.56%, 5/15/2023(a)	1,550,000	1,548,397
Ford Credit Auto Owner Trust 2018-REV1, Series 2018-1, Class A, 3.19%, 7/15/2031(a)	1,900,000	1,859,101
NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A2, 3.22%, 2/15/2023(a)	1,060,000	1,053,222
Nissan Auto Receivables Owner Trust, Series 2016-C, Class A3, 1.18%, 1/15/2021	2,568,153	2,540,541
Santander Drive Auto Receivables Trust Series 2018-1, Class B, 2.63%, 7/15/2022	1,235,000	1,224,409
Series 2018-2, Class B, 3.03%, 9/15/2022	1,430,000	1,424,158
Westlake Automobile Receivables Trust, Series 2018-1A, Class B, 2.67%, 5/17/2021(a)	1,505,000	1,496,862

		22,186,907

Other 3.3%
Mariner Finance Issuance Trust, Series 2017-BA, Class A, 2.92%, 12/20/2029(a)	1,710,000	1,683,434
Onemain Financial Issuance Trust, Series 2018-1A, Class A, 3.30%, 3/14/2029(a)	3,585,000	3,562,813
Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.67%, 9/5/2048(a)	1,515,000	1,506,531
SCF Equipment Leasing LLC, Series 2018-1A, Class A2, 3.63%, 10/20/2024(a)	1,495,000	1,494,255
Sofi Consumer Loan Program Trust Series 2018-1, Class A2, 3.14%, 2/25/2027(a)	755,000	748,754
Series 2018-2, Class A2, 3.35%, 4/26/2027(a)	2,210,000	2,209,790
Verizon Owner Trust, Series 2017-1A, Class A, 2.06%, 9/20/2021(a)	2,925,000	2,891,262

		14,096,839

Student Loan 0.1%
Sofi Professional Loan Program LLC, Series 2018-A, Class A2B, 2.95%, 2/25/2042(a)	700,000	683,070

Total Asset-Backed Securities (cost $40,545,647)		40,311,285

Collateralized Mortgage Obligations 11.5%

	Principal Amount	Value
Federal Agricultural Mortgage Corp., Series 2017-1, Class A2, 3.73%, 3/25/2047(a)(b)(c)(d)	597,615	591,639
FHLMC REMICS Series 1666, Class J, 6.25%, 1/15/2024	263,775	276,006
Series 3747, Class CY, 4.50%, 10/15/2040	1,000,000	1,064,346
Series 3934, Class KB, 5.00%, 10/15/2041	1,000,000	1,087,982
Series 4030, Class BE, 4.00%, 4/15/2042	2,511,000	2,557,156
FNMA REMICS Series 2010-92, Class B, 4.50%, 8/25/2030	1,500,000	1,595,270
Series 2017-82, Class FG, 2.31%, 11/25/2032(c)	22,446,599	22,465,073
Series 2004-37, Class AL, 4.50%, 6/25/2034	1,100,000	1,161,330
Series 2016-32, Class SA, IO, 4.04%, 10/25/2034(c)	14,425,849	1,779,655
Series 2013-18, Class FB, 2.41%, 10/25/2041(c)	2,244,773	2,248,490
Series 2016-40, Class GA, 3.80%, 7/25/2046(c)	1,148,354	1,204,398
GNMA REMICS Series 2009-61, Class ZQ, 6.00%, 8/16/2039	2,805,919	3,493,284
Series 2012-H20, Class PT, 3.11%, 7/20/2062(c)	930,818	938,579
Series 2017-H12, Class EZ, 5.28%, 6/20/2066 (c)	531,971	564,527
Series 2017-H22, Class FD, 2.20%, 11/20/2067(c)	3,572,065	3,564,146
Series 2017-H25, Class FD, 2.15%, 12/20/2067(c)	4,332,342	4,319,347
Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 3.73%, 12/25/2033(c)	193,559	198,374

Total Collateralized Mortgage Obligations (cost $49,759,459)		49,109,602

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Loomis Core Bond Fund (formerly, Nationwide HighMark Bond Fund)

Commercial Mortgage-Backed Securities 6.6%

	Principal Amount	Value
COMM Mortgage Trust, Series 2013-CR6, Class A4, 3.10%, 3/10/2046	$4,450,000	$4,395,518
GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.07%, 1/10/2047	4,139,865	4,246,682
Hudsons Bay Simon JV Trust 2015-HBS, Series 2015-HB10, Class A10, 4.15%, 8/5/2034(a)	2,015,000	1,978,878
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.16%, 8/15/2046(c)	1,130,000	1,164,491
Starwood Retail Property Trust, Series 2014-STAR, Class A, 3.29%, 11/15/2027(a)(c)	679,148	679,433
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class A4, 3.18%, 3/10/2046	6,270,000	6,207,076
Series 2013-C6, Class A4, 3.24%, 4/10/2046	4,440,000	4,406,979
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A4, 4.22%, 7/15/2046(c)	1,505,000	1,552,373
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.10%, 3/15/2047	3,490,000	3,585,373

Total Commercial Mortgage-Backed Securities (cost $29,146,646)		28,216,803

Corporate Bonds 48.9%

	Principal Amount	Value

Aerospace & Defense 0.3%
Spirit AeroSystems, Inc., 4.60%, 6/15/2028	575,000	581,875
United Technologies Corp., 4.50%, 6/1/2042	835,000	838,915

		1,420,790

Air Freight & Logistics 0.1%
CH Robinson Worldwide, Inc., 4.20%, 4/15/2028	210,000	206,974

Airlines 0.2%
Southwest Airlines Co., 3.45%, 11/16/2027	995,000	939,665

Automobiles 0.7%
BMW US Capital LLC, 1.85%, 9/15/2021(a)	1,090,000	1,041,390
Daimler Finance North America LLC, 1.75%, 10/30/2019(a)	1,875,000	1,844,739

		2,886,129

Banks 13.7%
ABN AMRO Bank NV, 2.65%, 1/19/2021(a)	2,390,000	2,344,337
ASB Bank Ltd., 3.75%, 6/14/2023(a)	675,000	668,633
Bank of Montreal, 1.90%, 8/27/2021	1,830,000	1,752,434
Banque Federative du Credit Mutuel SA, 2.70%, 7/20/2022(a)	3,010,000	2,891,910
3.75%, 7/20/2023(a)	1,525,000	1,517,011
Barclays plc,
(ICE LIBOR USD 3 Month + 1.90%), 4.97%, 5/16/2029(e)	2,390,000	2,398,394
BB&T Corp. , 3.70%, 6/5/2025	365,000	363,309
BNP Paribas SA, 3.38%, 1/9/2025(a)	2,180,000	2,069,536
Citigroup, Inc.,
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023 (e)	1,280,000	1,254,741
(ICE LIBOR USD 3 Month + 1.02%), 4.04%, 6/1/2024(e)	770,000	775,079
4.65%, 7/23/2048	1,525,000	1,551,289
Citizens Bank NA, 2.25%, 3/2/2020	1,075,000	1,057,180
3.70%, 3/29/2023	1,095,000	1,091,472
Comerica, Inc., 3.70%, 7/31/2023	1,420,000	1,421,749
Cooperatieve Rabobank UA, 2.75%, 1/10/2023	460,000	444,614
Credit Agricole SA, 3.75%, 4/24/2023(a)	2,040,000	2,007,086
Danske Bank A/S, 3.88%, 9/12/2023(a)	1,910,000	1,888,793
Fifth Third Bank, 3.95%, 7/28/2025	995,000	998,279
First Republic Bank, 2.38%, 6/17/2019	2,850,000	2,843,490
HSBC Holdings plc,
(ICE LIBOR USD 3 Month + 1.00%), 3.33%, 5/18/2024(e)	900,000	901,063
(ICE LIBOR USD 3 Month + 1.53%), 4.58%, 6/19/2029(e)	1,035,000	1,050,598
Huntington Bancshares, Inc., 4.00%, 5/15/2025	1,425,000	1,423,904
JPMorgan Chase & Co.,
(ICE LIBOR USD 3 Month + 1.26%), 4.20%, 7/23/2029(e)	1,520,000	1,521,238
KeyCorp, 4.10%, 4/30/2028	235,000	234,170
Mitsubishi UFJ Financial Group, Inc., 3.96%, 3/2/2028	1,940,000	1,930,114
Santander Holdings USA, Inc., 3.70%, 3/28/2022	3,080,000	3,056,628
Santander UK plc, 2.50%, 1/5/2021	1,735,000	1,694,843
(ICE LIBOR USD 3 Month + 0.62%), 2.92%, 6/1/2021(e)	2,270,000	2,283,456
Sumitomo Mitsui Banking Corp., 2.51%, 1/17/2020	1,535,000	1,518,690
Sumitomo Mitsui Financial Group, Inc., 2.78%, 7/12/2022	2,155,000	2,084,119
SunTrust Banks, Inc., 4.00%, 5/1/2025	1,020,000	1,021,028
Toronto-Dominion Bank (The), 2.55%, 1/25/2021	1,545,000	1,518,422
3.25%, 6/11/2021	2,260,000	2,258,852
UniCredit SpA, 3.75%, 4/12/2022(a)	1,730,000	1,661,632
Wells Fargo & Co., 2.63%, 7/22/2022	3,355,000	3,238,986
Westpac Banking Corp., 3.65%, 5/15/2023	1,780,000	1,780,592

		58,517,671

Beverages 0.7%
Anheuser-Busch InBev Worldwide, Inc., 4.60%, 4/15/2048	180,000	180,215

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Loomis Core Bond Fund (formerly, Nationwide HighMark Bond Fund)

Corporate Bonds (continued)

	Principal Amount	Value
Beverages (continued)
Bacardi Ltd., 5.30%, 5/15/2048(a)	$1,210,000	$1,177,593
Brown-Forman Corp., 3.50%, 4/15/2025	785,000	776,153
Keurig Dr Pepper, Inc., 4.42%, 5/25/2025(a)	965,000	980,988

		3,114,949

Building Products 0.4%
CRH America Finance, Inc., 4.50%, 4/4/2048(a)	1,590,000	1,504,874

Capital Markets 3.0%
Charles Schwab Corp. (The), 3.85%, 5/21/2025	1,110,000	1,120,517
CME Group, Inc., 4.15%, 6/15/2048	1,390,000	1,422,078
Credit Suisse Group AG,
(ICE LIBOR USD 3 Month + 1.24%), 3.57%, 6/12/2024(a)(e)	1,140,000	1,147,784
Deutsche Bank AG, 3.15%, 1/22/2021	180,000	175,718
3.30%, 11/16/2022	390,000	369,985
4.10%, 1/13/2026	2,600,000	2,469,413
E*TRADE Financial Corp., 2.95%, 8/24/2022	1,075,000	1,040,864
Lehman Brothers Holdings, Inc., 5.63%, 1/24/2013	4,000,000	122,400
Northern Trust Corp.,
(ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032(e)	2,155,000	2,008,281
S&P Global, Inc., 4.50%, 5/15/2048	1,390,000	1,400,330
State Street Corp., (ICE LIBOR USD 3 Month + 0.64%), 2.65%, 5/15/2023(e)	1,080,000	1,047,331
Temasek Financial I Ltd., 3.63%, 8/1/2028(a)	375,000	376,564

		12,701,265

Chemicals 0.5%
Methanex Corp., 5.65%, 12/1/2044	1,030,000	979,755
PPG Industries, Inc., 3.75%, 3/15/2028	10,000	9,829
Syngenta Finance NV, 5.18%, 4/24/2028(a)	965,000	936,002

		1,925,586

Construction Materials 0.7%
Martin Marietta Materials, Inc., (ICE LIBOR USD 3 Month + 0.50%), 2.82%, 12/20/2019(e)	3,040,000	3,047,832

Consumer Finance 2.2%
American Express Co., 3.70%, 8/3/2023(b)	2,150,000	2,147,764
Caterpillar Financial Services Corp., 2.55%, 11/29/2022	730,000	707,633
Ford Motor Credit Co. LLC, 2.98%, 8/3/2022	2,155,000	2,066,796
General Motors Financial Co., Inc., 4.15%, 6/19/2023	1,580,000	1,577,628
4.35%, 4/9/2025	855,000	841,224
Harley-Davidson Financial Services, Inc., 3.35%, 2/15/2023(a)	2,130,000	2,079,553

		9,420,598

Diversified Financial Services 2.0%
AXA Equitable Holdings, Inc., 5.00%, 4/20/2048(a)	1,860,000	1,779,133
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035	2,155,000	2,099,652
Mitsubishi UFJ Lease & Finance Co. Ltd., 2.65%, 9/19/2022(a)	2,155,000	2,058,794
Nationwide Building Society, (ICE LIBOR USD 3 Month + 1.39%), 4.36%, 8/1/2024(a)(e)	1,510,000	1,513,580
ORIX Corp., 3.25%, 12/4/2024	1,265,000	1,207,634

		8,658,793

Diversified Telecommunication Services 0.5%
Deutsche Telekom International Finance BV, 4.75%, 6/21/2038(a)	2,265,000	2,250,188

Electric Utilities 1.8%
AEP Texas, Inc., 3.95%, 6/1/2028(a)	905,000	904,633
Alliant Energy Finance LLC, 4.25%, 6/15/2028(a)	1,335,000	1,328,157
American Electric Power Co., Inc., 3.20%, 11/13/2027	485,000	452,074
Duke Energy Corp., 3.15%, 8/15/2027	450,000	420,302
Duke Energy Florida LLC, 4.20%, 7/15/2048	1,580,000	1,592,180
Entergy Texas, Inc., 3.45%, 12/1/2027	1,550,000	1,498,209
Pacific Gas & Electric Co., 3.50%, 6/15/2025	1,105,000	1,046,197
Southern California Edison Co., Series C, 4.13%, 3/1/2048	625,000	606,055

		7,847,807

Electronic Equipment, Instruments & Components 0.1%
Trimble, Inc., 4.15%, 6/15/2023	510,000	507,654

Energy Equipment & Services 0.1%
Baker Hughes a GE Co. LLC, 4.08%, 12/15/2047	440,000	404,436

Equity Real Estate Investment Trusts (REITs) 2.2%
American Homes 4 Rent LP, 4.25%, 2/15/2028	710,000	681,308
Boston Properties LP, 4.13%, 5/15/2021	2,960,000	3,014,160
Brixmor Operating Partnership LP, 3.65%, 6/15/2024	1,605,000	1,544,545
EPR Properties, 4.95%, 4/15/2028	1,090,000	1,066,904
Omega Healthcare Investors, Inc., 4.50%, 1/15/2025	405,000	397,978
4.50%, 4/1/2027	1,035,000	986,622
Realty Income Corp., 3.88%, 4/15/2025	930,000	917,801
Ventas Realty LP, 4.00%, 3/1/2028	700,000	676,241

		9,285,559

Food & Staples Retailing 0.7%
Alimentation Couche-Tard, Inc., 2.70%, 7/26/2022(a)	2,155,000	2,073,023

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Loomis Core Bond Fund (formerly, Nationwide HighMark Bond Fund)

Corporate Bonds (continued)

	Principal Amount	Value
Food & Staples Retailing (continued)
Sysco Corp., 3.55%, 3/15/2025	$1,000,000	$980,486

		3,053,509

Food Products 1.2%
Kellogg Co., 4.30%, 5/15/2028	750,000	753,786
Kraft Heinz Foods Co.,
(ICE LIBOR USD 3 Month + 0.57%), 2.92%, 2/10/2021(e)	2,245,000	2,248,367
4.00%, 6/15/2023	2,260,000	2,268,287

		5,270,440

Health Care Equipment & Supplies 1.2%
Abbott Laboratories, 3.40%, 11/30/2023	2,155,000	2,133,304
Becton Dickinson and Co., 2.13%, 6/6/2019	2,250,000	2,233,390
Edwards Lifesciences Corp., 4.30%, 6/15/2028	755,000	757,881

		5,124,575

Health Care Providers & Services 1.2%
Express Scripts Holding Co., 4.75%, 11/15/2021	2,135,000	2,203,327
3.00%, 7/15/2023	925,000	882,431
Humana, Inc., 2.50%, 12/15/2020	1,055,000	1,033,444
McKesson Corp., 3.95%, 2/16/2028	570,000	551,864
UnitedHealth Group, Inc., 4.25%, 6/15/2048	555,000	566,885

		5,237,951

Hotels, Restaurants & Leisure 0.7%
McDonald’s Corp., 3.35%, 4/1/2023	1,050,000	1,045,927
Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	2,170,000	2,129,391

		3,175,318

Household Durables 0.5%
DR Horton, Inc., 2.55%, 12/1/2020	2,155,000	2,109,279

Household Products 0.2%
Clorox Co. (The), 3.90%, 5/15/2028	650,000	646,958

Independent Power and Renewable Electricity Producers 0.8%
Exelon Generation Co. LLC, 4.25%, 6/15/2022	2,155,000	2,200,013
PSEG Power LLC, 3.85%, 6/1/2023	1,400,000	1,395,237

		3,595,250

Insurance 2.4%
American Financial Group, Inc., 3.50%, 8/15/2026	1,075,000	1,009,771
American International Group, Inc., 3.30%, 3/1/2021	1,560,000	1,556,985
Assurant, Inc., 4.20%, 9/27/2023	565,000	563,132
Athene Holding Ltd., 4.13%, 1/12/2028	1,845,000	1,723,163
Brighthouse Financial, Inc., 3.70%, 6/22/2027	1,115,000	1,014,428
4.70%, 6/22/2047	805,000	693,063
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028(a)	1,255,000	1,242,093
Great-West Lifeco Finance 2018 LP, 4.58%, 5/17/2048(a)	800,000	813,877
Hartford Financial Services Group, Inc. (The), 4.40%, 3/15/2048	240,000	235,631
Jackson National Life Global Funding, 3.88%, 6/11/2025(a)	775,000	773,929
Marsh & McLennan Cos., Inc., 4.20%, 3/1/2048	685,000	669,461

		10,295,533

Internet & Direct Marketing Retail 0.6%
Amazon.com, Inc., 5.20%, 12/3/2025	1,165,000	1,284,529
Expedia Group, Inc., 3.80%, 2/15/2028	1,580,000	1,470,887

		2,755,416

IT Services 0.8%
IBM Credit LLC, 2.20%, 9/8/2022	1,075,000	1,025,125
Western Union Co. (The), 4.25%, 6/9/2023	2,260,000	2,246,194

		3,271,319

Machinery 0.6%
Kennametal, Inc., 4.63%, 6/15/2028	1,210,000	1,192,272
Nvent Finance Sarl, 4.55%, 4/15/2028(a)	1,515,000	1,484,368

		2,676,640

Media 1.2%
Charter Communications Operating LLC, 4.50%, 2/1/2024	755,000	760,745
Cox Communications, Inc., 3.15%, 8/15/2024(a)	1,075,000	1,019,329
Time Warner Cable LLC, 8.25%, 4/1/2019	2,000,000	2,066,826
Viacom, Inc., 6.88%, 4/30/2036	1,075,000	1,226,141

		5,073,041

Multi-Utilities 0.6%
Berkshire Hathaway Energy Co., 3.75%, 11/15/2023	935,000	943,933
San Diego Gas & Electric Co., 4.15%, 5/15/2048	1,650,000	1,621,099

		2,565,032

Oil, Gas & Consumable Fuels 2.3%
Enbridge Energy Partners LP, 4.38%, 10/15/2020	2,685,000	2,726,411
EQT Corp., 3.90%, 10/1/2027	1,075,000	1,013,252
Kinder Morgan, Inc., 7.80%, 8/1/2031	1,600,000	1,978,033
MPLX LP, 4.90%, 4/15/2058	1,405,000	1,304,335
Petroleos Mexicanos, 6.38%, 2/4/2021	2,165,000	2,267,837

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Loomis Core Bond Fund (formerly, Nationwide HighMark Bond Fund)

Corporate Bonds (continued)

	Principal Amount	Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp., 4.35%, 6/1/2028	$715,000	$721,910

		10,011,778

Pharmaceuticals 0.1%
Bayer US Finance II LLC, 4.25%, 12/15/2025(a)	580,000	586,534

Professional Services 0.2%
Equifax, Inc., 3.95%, 6/15/2023	845,000	841,269

Road & Rail 1.4%
Canadian National Railway Co., 3.65%, 2/3/2048	690,000	647,968
CSX Corp., 4.30%, 3/1/2048	450,000	445,265
Norfolk Southern Corp., 4.15%, 2/28/2048	405,000	398,983
Penske Truck Leasing Co. LP, 4.13%, 8/1/2023(a)	1,480,000	1,481,744
Ryder System, Inc., 3.75%, 6/9/2023	1,340,000	1,338,874
Union Pacific Corp., 4.50%, 9/10/2048	1,580,000	1,650,324

		5,963,158

Semiconductors & Semiconductor Equipment 0.3%
Marvell Technology Group Ltd., 4.20%, 6/22/2023	940,000	938,222
Microchip Technology, Inc., 3.92%, 6/1/2021(a)	355,000	355,706

		1,293,928

Specialty Retail 0.4%
AutoNation, Inc., 3.50%, 11/15/2024	1,575,000	1,487,679

Technology Hardware, Storage & Peripherals 1.0%
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025(f)	1,540,000	1,575,101
Seagate HDD Cayman, 4.88%, 3/1/2024	685,000	676,244
Xerox Corp., 3.63%, 3/15/2023	2,155,000	2,056,777

		4,308,122

Trading Companies & Distributors 0.8%
Air Lease Corp., 2.50%, 3/1/2021	1,990,000	1,937,978
Aviation Capital Group LLC, 3.88%, 5/1/2023(a)	835,000	827,485
GATX Corp., 4.55%, 11/7/2028	715,000	712,435

		3,477,898

Wireless Telecommunication Services 0.5%
SK Telecom Co. Ltd., 3.75%, 4/16/2023(a)	560,000	554,115
Vodafone Group plc, 4.13%, 5/30/2025	365,000	365,038
5.25%, 5/30/2048	1,110,000	1,153,182

		2,072,335

Total Corporate Bonds (cost $216,070,697)		209,533,732

Foreign Government Security 0.3%

	Principal Amount	Value
CANADA 0.3%
Province of Saskatchewan, 9.38%, 12/15/2020	1,000,000	1,137,362

Total Foreign Government Security (cost $1,010,444)		1,137,362

Mortgage-Backed Securities 19.5%

	Principal Amount	Value
FNMA Pool
Pool# 292234 8.00%, 8/1/2024	874	875
Pool# 293495 8.00%, 9/1/2024	120	120
Pool# 303300 8.50%, 5/1/2025	4,171	4,467
Pool# 342718 6.50%, 5/1/2026	13,819	15,139
Pool# 250764 7.50%, 12/1/2026	40,254	43,586
Pool# 402854 6.00%, 12/1/2027	7,283	7,898
Pool# 251497 6.00%, 12/1/2027	345	374
Pool# 415652 6.50%, 3/1/2028	3,642	3,990
Pool# 432037 6.00%, 7/1/2028	37,952	41,157
Pool# 437979 6.00%, 8/1/2028	11,348	12,306
Pool# 446099 6.00%, 10/1/2028	6,488	7,036
Pool# 450653 6.00%, 12/1/2028	55,920	60,642
Pool# 440738 6.00%, 12/1/2028	55,689	60,779
Pool# 453865 6.00%, 12/1/2028	38,956	42,245
Pool# 252212 6.50%, 1/1/2029	94,138	103,766
Pool# 504076 6.50%, 6/1/2029	44,190	48,412
Pool# 484939 6.50%, 6/1/2029	10,346	11,335
Pool# 252570 6.50%, 7/1/2029	40,113	44,334
Pool# 506638 6.50%, 8/1/2029	16,061	17,596
Pool# 535300 6.50%, 5/1/2030	48,107	53,301
Pool# 539932 7.00%, 5/1/2030	6,336	6,339
Pool# AN3476 4.03%, 11/1/2031	4,121,945	4,251,772
Pool# 725027 5.00%, 11/1/2033	645,105	690,989
Pool# 725205 5.00%, 3/1/2034	217,021	232,155
Pool# AM6492 3.76%, 8/1/2034	2,366,638	2,374,215
Pool# AB8610 3.00%, 3/1/2043	3,357,500	3,264,444
Pool# AL5080 3.00%, 6/1/2043	9,253,639	9,002,693
Pool# AL8256 3.00%, 8/1/2043	5,894,722	5,734,123

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Loomis Core Bond Fund (formerly, Nationwide HighMark Bond Fund)

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# AL7259 3.00%, 9/1/2043	$7,440,655	$7,235,382
Pool# BD2446 3.00%, 1/1/2047	14,962,101	14,442,061
Pool# AS8650 3.00%, 1/1/2047	8,888,053	8,579,295
Pool# MA3209 3.00%, 12/1/2047	5,603,335	5,408,208
Pool# MA3275 3.00%, 2/1/2048	5,630,532	5,433,790
FNMA TBA 4.00%, 9/25/2043	2,000,000	2,028,750
3.00%, 5/25/2044	2,890,000	2,782,641
GNMA I Pool
Pool# 348637 7.50%, 5/15/2023	10,326	10,777
Pool# 354696 6.50%, 12/15/2023	6,417	7,044
Pool# 369270 6.50%, 12/15/2023	2,182	2,395
Pool# 368677 7.50%, 1/15/2024	11,424	11,972
Pool# 359986 7.50%, 1/15/2024	606	607
Pool# 362734 7.50%, 1/15/2024	238	240
Pool# 371909 6.50%, 2/15/2024	18,144	19,916
Pool# 392055 7.00%, 4/15/2024	5,379	5,386
Pool# 442138 8.00%, 11/15/2026	32,456	34,762
Pool# 439463 8.00%, 12/15/2026	3,482	3,507
Pool# 399109 7.50%, 2/15/2027	8,210	8,570
Pool# 435777 7.50%, 2/15/2027	3,062	3,085
Pool# 445661 7.50%, 7/15/2027	3,231	3,287
Pool# 443887 7.50%, 8/15/2027	5,468	5,561
Pool# 455381 7.50%, 8/15/2027	4,103	4,386
Pool# 450591 7.50%, 8/15/2027	728	746
Pool# 453295 7.50%, 8/15/2027	428	441
Pool# 446699 6.00%, 8/15/2028	23,239	25,206
Pool# 482748 6.00%, 9/15/2028	36,014	39,063
Pool# 460906 6.00%, 9/15/2028	10,158	11,018
Pool# 476969 6.50%, 1/15/2029	29,544	32,430
Pool# 781029 6.50%, 5/15/2029	111,901	124,107
Pool# 503106 6.50%, 6/15/2029	11,959	13,127
GNMA II Pool
Pool# 767673 4.64%, 4/20/2064(c)	1,264,867	1,330,045
Pool# BA7614 4.54%, 5/20/2067(c)	994,978	1,048,606
Pool# BC3943 4.44%, 6/20/2067(c)	4,035,979	4,254,328
Pool# BB0088 4.70%, 7/20/2067(c)	4,001,251	4,285,732

Total Mortgage-Backed Securities (cost $86,582,212)		$83,332,559

U.S. Treasury Obligations 3.1%

	Principal Amount	Value
U.S. Treasury Bonds 4.25%, 5/15/2039	$4,175,000	4,951,778
4.38%, 11/15/2039	1,065,000	1,285,530
3.00%, 2/15/2048	475,000	467,300
3.13%, 5/15/2048	3,790,000	3,820,794
U.S. Treasury Notes, 2.88%, 5/15/2028	2,925,000	2,902,605

Total U.S. Treasury Obligations (cost $13,432,845)		13,428,007

Short-Term Investments 1.0%

	Principal Amount	Value
U.S. Government Agency Securities 0.4%
FHLB, 1.92%, 10/12/2018	440,000	438,240
FHLMC, 1.98%, 11/20/2018	1,430,000	1,420,961

		1,859,201

U.S. Treasury Obligations 0.6%
U.S. Treasury Bills 2.04%, 10/25/2018	350,000	348,383
2.02%, 11/23/2018	1,345,000	1,336,455
2.11%, 1/17/2019	625,000	618,795
		2,303,633

Total Short-Term Investments (cost $4,163,357)		4,162,834

Total Investments (cost $440,711,307) — 100.3%		429,232,184
Liabilities in excess of other assets — (0.3)%		(1,232,922)

NET ASSETS — 100.0%		$427,999,262

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Loomis Core Bond Fund (formerly, Nationwide HighMark Bond Fund)

(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at July 31, 2018 was $77,232,085 which represents 18.04% of net assets.

(b)	Fair valued security.
(c)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2018.

(d)	Value determined using significant unobservable inputs.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of July 31, 2018.
(f)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at July 31, 2018.

FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO	Interest only
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
TBA	To Be Announced; Security is subject to delayed delivery

Currency:

USD	United States Dollar

Futures contracts outstanding as of July 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note	102	9/2018	USD	11,538,750	(56,802)
U.S. Treasury Ultra Bond	66	9/2018	USD	10,355,813	(106,564)

					(163,366)

Short Contracts
U.S. Treasury 10 Year Note	(32)	9/2018	USD	(3,821,500)	24,936

					24,936

					(138,430)

At July 31, 2018, the Fund has $380,000 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Loomis Core Bond Fund (formerly, Nationwide HighMark Bond Fund)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$40,311,285	$—	$40,311,285
Collateralized Mortgage Obligations	—	48,517,963	591,639	49,109,602
Commercial Mortgage-Backed Securities	—	28,216,803	—	28,216,803
Corporate Bonds	—	209,533,732	—	209,533,732
Foreign Government Security	—	1,137,362	—	1,137,362
Futures Contracts	24,936	—	—	24,936
Mortgage-Backed Securities	—	83,332,559	—	83,332,559
Short-Term Investments	—	4,162,834	—	4,162,834
U.S. Treasury Obligations	—	13,428,007	—	13,428,007

Total Assets	$24,936	$428,640,545	$591,639	$429,257,120

Liabilities:
Futures Contracts	$(163,366)	$—	$—	$(163,366)

Total Liabilities	$(163,366)	$—	$—	$(163,366)

Total	$(138,430)	$428,640,545	$591,639	$429,093,754

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Loomis Core Bond Fund (formerly, Nationwide HighMark Bond Fund)

During the period ended July 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Collateralized Mortgage Obligation	Total
Balance as of 10/31/2017	$—	$—
Accrued Accretion/(Amortization)	(101)	(101)
Realized Gains (Losses)	(112)	(112)
Change in Unrealized Appreciation/Depreciation	(14,093)	(14,093)
Purchases*	614,129	614,129
Sales	(8,184)	(8,184)
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 7/31/2018	$591,639	$591,639

Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 7/31/2018	$(14,093)	$(14,093)

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to and/or hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2018:

	Statement of Assets & Liabilities	Fair Value
Assets:
Futures Contracts(a)
Interest rate risk	Unrealized appreciation from futures contracts	$24,936

Total		$24,936

Liabilities:
Futures Contracts(a)
Interest rate risk	Unrealized depreciation from futures contracts	$(163,366)

Total		$(163,366)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

July 31, 2018 (Unaudited)

Nationwide Loomis Short-Term Bond Fund (formerly, Nationwide HighMark Short Term Bond Fund)

Asset-Backed Securities 17.4%

	Principal Amount	Value
Airlines 0.4%
Delta Air Lines Pass-Through Trust, Series 2011-1, Class A, 5.30%, 4/15/2019	$1,105,996	$1,119,931

Automobiles 11.2%
ACC Trust, Series 2018-1, Class A, 3.70%, 12/21/2020(a)	227,501	227,438
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class A, 2.97%, 3/20/2024(a)	400,000	387,857
CarMax Auto Owner Trust, Series 2018-1, Class A3, 2.48%, 11/15/2022	900,000	890,108
CPS Auto Receivables Trust, Series 2018-A, Class C, 3.05%, 12/15/2023(a)	120,000	118,622
Credit Acceptance Auto Loan Trust, Series 2018-2A, Class A, 3.47%, 5/17/2027(a)	800,000	801,018
Drive Auto Receivables Trust, Series 2018-1, Class B, 2.88%, 2/15/2022	1,930,000	1,924,483
DT Auto Owner Trust, Series 2018-2A, Class C, 3.67%, 3/15/2024(a)	755,000	754,951
Exeter Automobile Receivables Trust Series 2018-1A, Class B, 2.75%, 4/15/2022(a)	410,000	406,305
Series 2018-2A, Class B, 3.27%, 5/16/2022(a)	800,000	798,191
Flagship Credit Auto Trust, Series 2018-2, Class B, 3.56%, 5/15/2023(a)	995,000	993,971
Ford Credit Auto Owner Trust, Series 2017-A, Class A2A, 1.33%, 12/15/2019	1,141,495	1,139,694
Hyundai Auto Receivables Trust, Series 2016-B, Class A3, 1.29%, 4/15/2021	3,000,000	2,964,388
NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A2, 3.22%, 2/15/2023(a)	610,000	606,100
Nissan Auto Receivables Owner Trust Series 2016-B, Class A3, 1.32%, 1/15/2021	2,489,096	2,466,775
Series 2017-B, Class A3, 1.75%, 10/15/2021	4,600,000	4,527,245
Santander Drive Auto Receivables Trust Series 2018-1, Class B, 2.63%, 7/15/2022	630,000	624,597
Series 2018-2, Class B, 3.03%, 9/15/2022	820,000	816,650
Toyota Auto Receivables Owner Trust Series 2016-D, Class A3, 1.23%, 10/15/2020	4,613,156	4,576,869
Series 2017-A, Class A3, 1.73%, 2/16/2021	3,500,000	3,468,724
United Auto Credit Securitization Trust, Series 2018-1, Class B, 2.76%, 10/13/2020(a)	1,535,000	1,530,353
Westlake Automobile Receivables Trust, Series 2018-1A, Class B, 2.67%, 5/17/2021(a)	765,000	760,863
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A3, 2.83%, 7/15/2021	805,000	801,254

		31,586,456

Credit Card 3.7%
American Express Credit Account Master Trust Series 2017-3, Class A, 1.77%, 11/15/2022	4,675,000	4,584,610
Series 2017-6, Class A, 2.04%, 5/15/2023	2,100,000	2,057,152
Chase Issuance Trust, Series 2016-A4, Class A4, 1.49%, 7/15/2022	4,000,000	3,885,696

		10,527,458

Other 1.9%
Mariner Finance Issuance Trust, Series 2017-BA, Class A, 2.92%, 12/20/2029(a)	890,000	876,173
Onemain Financial Issuance Trust, Series 2018-1A, Class A, 3.30%, 3/14/2029(a)	1,965,000	1,952,839
SCF Equipment Leasing LLC, Series 2018-1A, Class A2, 3.63%, 10/20/2024(a)	955,000	954,524
Sofi Consumer Loan Program Trust Series 2018-1, Class A2, 3.14%, 2/25/2027(a)	415,000	411,567
Series 2018-2, Class A2, 3.35%, 4/26/2027(a)	1,240,000	1,239,882

		5,434,985

Student Loan 0.2%
Sofi Professional Loan Program LLC, Series 2018-A, Class A1, 2.41%, 2/25/2042(a)(b)	703,851	703,851

Total Asset-Backed Securities (cost $49,891,373)		49,372,681

Collateralized Mortgage Obligations 5.8%

	Principal Amount	Value
FHLMC REMICS Series 3755, Class AL, 1.50%, 11/15/2020	32,332	31,857
Series 3645, Class EH, 3.00%, 12/15/2020	6,885	6,884
Series 3852, Class EA, 4.50%, 12/15/2021	15,525	15,679
Series 4060, Class EA, 1.75%, 6/15/2022	213,291	208,012
Series 2611, Class HD, 5.00%, 5/15/2023	111,683	115,485
Series 3585, Class LA, 3.50%, 10/15/2024	25,728	25,893
Series 3609, Class LE, 3.00%, 12/15/2024	8,711	8,713
Series 3718, Class BC, 2.00%, 2/15/2025	65,869	65,034
Series 3721, Class PE, 3.50%, 9/15/2040	130,377	131,030
FNMA REMICS Series 2010-95, Class BK, 1.50%, 2/25/2020	28,130	27,912
Series 2012-99, Class TC, 1.50%, 9/25/2022	283,499	276,591
Series 2012-100, Class WA, 1.50%, 9/25/2027	364,057	341,002
Series 2012-93, Class DP, 1.50%, 9/25/2027	340,491	322,763

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Loomis Short-Term Bond Fund (formerly, Nationwide HighMark Short Term Bond Fund)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Value
FNMA REMICS (continued)
Series 2010-66, Class QA, 4.50%, 8/25/2039	$15,825	$15,949
GNMA REMICS Series 2004-76, Class QA, 4.00%, 1/20/2034	35,120	35,271
Series 2009-66, Class LG, 2.25%, 5/16/2039	25,899	25,725
Series 2009-104, Class KE, 2.50%, 8/16/2039	61,487	59,698
Series 2010-4, Class JC, 3.00%, 8/16/2039	38,647	38,718
Series 2009-88, Class QE, 3.00%, 9/16/2039	165,002	165,074
Series 2011-39, Class NE, 3.50%, 9/16/2039	147,315	147,498
Series 2010-H22, Class FE, 2.35%, 5/20/2059(b)	375,246	374,991
Series 2010-H02, Class FA, 2.78%, 2/20/2060(b)	670,212	674,248
Series 2011-H23, Class HA, 3.00%, 12/20/2061	526,427	525,742
Series 2013-H02, Class FD, 2.34%, 12/20/2062(b)	1,856,162	1,854,169
Series 2013-H14, Class FC, 2.47%, 6/20/2063(b)	1,753,082	1,756,854
Series 2017-H14, Class FK, 2.43%, 5/20/2067(b)	1,702,704	1,696,717
Series 2017-H24, Class FJ, 2.25%, 10/20/2067(b)	3,994,797	3,986,421
Series 2017-H25, Class FD, 2.15%, 12/20/2067(b)	3,322,513	3,312,547
Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 3.73%, 12/25/2033(b)	67,011	68,678

Total Collateralized Mortgage Obligations (cost $16,431,770)		16,315,155

Commercial Mortgage-Backed Securities 1.4%

	Principal Amount	Value
FNMA ACESREMICS, Series 2012-M8, Class A1, 1.54%, 5/25/2022	21,788	21,367
Starwood Retail Property Trust, Series 2014-STAR, Class A, 3.29%, 11/15/2027(a)(b)	348,752	348,898
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 3/10/2046	2,440,000	2,415,513
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A4, 4.22%, 7/15/2046(b)	1,015,000	1,046,949

Total Commercial Mortgage-Backed Securities (cost $3,960,307)		3,832,727

Corporate Bonds 64.6%

	Principal Amount	Value
Aerospace & Defense 0.8%
General Dynamics Corp., 3.00%, 5/11/2021	$775,000	771,645
L3 Technologies, Inc., 3.85%, 6/15/2023	1,010,000	1,005,379
Spirit AeroSystems, Inc., 4.60%, 6/15/2028	370,000	374,424

		2,151,448

Airlines 0.6%
Delta Air Lines, Inc., 2.60%, 12/4/2020	1,620,000	1,585,656

Automobiles 2.3%
BMW US Capital LLC, 3.45%, 4/12/2023(a)	750,000	741,102
Daimler Finance North America LLC, 1.75%, 10/30/2019(a)	1,160,000	1,141,278
3.70%, 5/4/2023(a)	380,000	378,043
General Motors Co., 3.50%, 10/2/2018	895,000	896,550
Hyundai Capital America, 2.55%, 4/3/2020(a)	1,670,000	1,640,730
Nissan Motor Acceptance Corp., 2.15%, 9/28/2020(a)	1,735,000	1,688,248

		6,485,951

Banks 17.3%
ANZ New Zealand Int’l Ltd., 2.75%, 1/22/2021(a)	1,560,000	1,532,495
ASB Bank Ltd., 3.75%, 6/14/2023(a)	445,000	440,803
Banque Federative du Credit Mutuel SA, 3.75%, 7/20/2023(a)	1,000,000	994,761
Barclays plc, (ICE LIBOR USD 3 Month + 1.38%), 3.71%, 5/16/2024(c)	1,455,000	1,449,078
BNP Paribas SA, 3.50%, 3/1/2023(a)	775,000	759,329
3.38%, 1/9/2025(a)	1,100,000	1,044,261
Canadian Imperial Bank of Commerce, 2.70%, 2/2/2021	1,570,000	1,545,063
Capital One Bank USA NA, 2.25%, 2/13/2019	1,470,000	1,466,746
Citibank NA, 2.10%, 6/12/2020	500,000	490,331
Citigroup, Inc., (ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023(c)	650,000	637,173
(ICE LIBOR USD 3 Month + 1.02%), 4.04%, 6/1/2024(c)	495,000	498,265
Citizens Bank NA, 2.20%, 5/26/2020	2,250,000	2,204,700
3.70%, 3/29/2023	620,000	618,003
Comerica, Inc., 3.70%, 7/31/2023	930,000	931,145
Commonwealth Bank of Australia, 3.45%, 3/16/2023(a)	680,000	673,062
Cooperatieve Rabobank UA, 1.38%, 8/9/2019	3,500,000	3,449,405
Credit Agricole SA, 3.75%, 4/24/2023(a)	1,195,000	1,175,720
Danske Bank A/S, 3.88%, 9/12/2023(a)	1,225,000	1,211,399
Fifth Third Bank, 3.35%, 7/26/2021	1,370,000	1,369,128
HSBC Holdings plc, (ICE LIBOR USD 3 Month + 1.00%), 3.33%, 5/18/2024(c)	555,000	555,655
Huntington Bancshares, Inc., 4.00%, 5/15/2025	880,000	879,323

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Loomis Short-Term Bond Fund (formerly, Nationwide HighMark Short Term Bond Fund)

Corporate Bonds (continued)

	Principal Amount	Value
Banks (continued)
JPMorgan Chase & Co., 4.25%, 10/15/2020	$5,000,000	$5,103,250
KeyCorp, 2.30%, 12/13/2018	1,460,000	1,458,866
Mitsubishi UFJ Financial Group, Inc., 2.67%, 7/25/2022	1,235,000	1,189,327
3.46%, 3/2/2023	750,000	741,134
National Bank of Canada, 2.15%, 6/12/2020	2,000,000	1,961,377
PNC Bank NA, 2.25%, 7/2/2019	3,300,000	3,287,712
Santander Holdings USA, Inc., 3.70%, 3/28/2022	1,800,000	1,786,341
Santander UK plc, 2.50%, 1/5/2021	880,000	859,632
(ICE LIBOR USD 3 Month + 0.62%), 2.92%, 6/1/2021(c)	1,465,000	1,473,684
Societe Generale SA, 3.25%, 1/12/2022(a)	1,770,000	1,730,597
SunTrust Bank, (ICE LIBOR USD 3 Month + 0.30%), 2.59%, 1/29/2021(c)	1,545,000	1,530,379
Toronto-Dominion Bank (The), 3.25%, 6/11/2021	1,450,000	1,449,263
Westpac Banking Corp., 2.65%, 1/25/2021	1,445,000	1,419,820
3.65%, 5/15/2023	1,100,000	1,100,366

		49,017,593

Beverages 2.2%
Bacardi Ltd., 4.45%, 5/15/2025(a)	1,025,000	1,021,070
Constellation Brands, Inc., 2.25%, 11/6/2020	1,635,000	1,595,522
Keurig Dr Pepper, Inc., 4.42%, 5/25/2025(a)	620,000	630,272
Molson Coors Brewing Co., 2.25%, 3/15/2020	2,970,000	2,923,253

		6,170,117

Biotechnology 0.6%
Amgen, Inc., 2.20%, 5/11/2020	1,665,000	1,637,137

Building Products 0.0%†
American Woodmark Corp., 4.88%, 3/15/2026(a)	95,000	90,487

Capital Markets 3.1%
Bank of New York Mellon Corp. (The), (ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023(c)	1,770,000	1,715,207
Charles Schwab Corp. (The), 3.85%, 5/21/2025	715,000	721,774
Credit Suisse Group AG, (ICE LIBOR USD 3 Month + 1.24%), 3.57%, 6/12/2024(a)(c)	735,000	740,018
Deutsche Bank AG, 2.70%, 7/13/2020	1,565,000	1,529,443
Goldman Sachs Group, Inc. (The), (ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022(c)	625,000	611,396
Lehman Brothers Holdings, Inc., 5.63%, 1/24/2013*	500,000	15,300
State Street Corp., 1.95%, 5/19/2021	1,700,000	1,646,357
UBS AG, 2.20%, 6/8/2020(a)	1,770,000	1,734,347

		8,713,842

Chemicals 1.0%
Dow Chemical Co. (The), 8.55%, 5/15/2019	2,300,000	2,399,358
PPG Industries, Inc., 3.75%, 3/15/2028	430,000	422,634

		2,821,992

Consumer Finance 6.4%
American Express Co., (ICE LIBOR USD 3 Month + 0.65%), 2.97%, 2/27/2023(c)	1,505,000	1,506,616
3.70%, 8/3/2023(d)	1,395,000	1,393,549
American Express Credit Corp., 1.88%, 5/3/2019	1,500,000	1,492,227
American Honda Finance Corp., 2.00%, 2/14/2020	1,670,000	1,644,757
3.45%, 7/14/2023	1,560,000	1,562,109
Ford Motor Credit Co. LLC, 1.90%, 8/12/2019	3,345,000	3,305,930
General Motors Financial Co., Inc., 3.55%, 4/9/2021	1,055,000	1,053,143
4.15%, 6/19/2023	1,005,000	1,003,491
Harley-Davidson Financial Services, Inc., 3.35%, 2/15/2023(a)	1,180,000	1,152,053
Navient Corp., 6.63%, 7/26/2021	1,080,000	1,115,100
6.75%, 6/15/2026	305,000	300,425
PACCAR Financial Corp., 1.20%, 8/12/2019	1,500,000	1,476,987
Springleaf Finance Corp., 5.25%, 12/15/2019	1,120,000	1,138,200

		18,144,587

Containers & Packaging 0.1%
Crown Americas LLC, 4.75%, 2/1/2026(a)	415,000	390,100

Distributors 0.2%
American Builders & Contractors Supply Co., Inc., 5.88%, 5/15/2026(a)	495,000	493,144

Diversified Financial Services 1.5%
AXA Equitable Holdings, Inc., 3.90%, 4/20/2023(a)	1,170,000	1,162,999
Nationwide Building Society, (ICE LIBOR USD 3 Month + 1.39%), 4.36%, 8/1/2024(a)(c)	990,000	992,347
Shell International Finance BV, 1.38%, 9/12/2019	2,000,000	1,968,792

		4,124,138

Electric Utilities 2.5%
Alliant Energy Finance LLC, 3.75%, 6/15/2023(a)	820,000	820,469
American Electric Power Co., Inc., 2.15%, 11/13/2020	1,635,000	1,594,288
Edison International, 2.13%, 4/15/2020	1,735,000	1,700,550
Korea Southern Power Co. Ltd., 3.00%, 1/29/2021(a)	1,270,000	1,250,560

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Loomis Short-Term Bond Fund (formerly, Nationwide HighMark Short Term Bond Fund)

Corporate Bonds (continued)

	Principal Amount	Value
Electric Utilities (continued)
MidAmerican Energy Co., 2.40%, 3/15/2019	$1,470,000	$1,468,111
Southern California Edison Co., Series D, 3.40%, 6/1/2023	370,000	368,054

		7,202,032

Electronic Equipment, Instruments & Components 0.1%
Trimble, Inc., 4.15%, 6/15/2023	330,000	328,482

Equity Real Estate Investment Trusts (REITs) 1.4%
Digital Realty Trust LP, 2.75%, 2/1/2023	1,235,000	1,178,277
iStar, Inc., 4.63%, 9/15/2020	1,235,000	1,224,194
Simon Property Group LP, 2.63%, 6/15/2022	1,165,000	1,130,996
Ventas Realty LP, 4.00%, 3/1/2028	385,000	371,933

		3,905,400

Food & Staples Retailing 0.8%
Kroger Co. (The), 1.50%, 9/30/2019	2,430,000	2,386,835

Food Products 1.2%
Conagra Brands, Inc., (ICE LIBOR USD 3 Month + 0.50%), 2.84%, 10/9/2020(c)	200,000	199,497
Kraft Heinz Foods Co., 4.00%, 6/15/2023	1,455,000	1,460,335
Mondelez International, Inc., 3.63%, 5/7/2023	735,000	730,465
Pilgrim’s Pride Corp., 5.75%, 3/15/2025(a)	1,070,000	1,023,187

		3,413,484

Gas Utilities 0.3%
CenterPoint Energy Resources Corp., 3.55%, 4/1/2023	750,000	741,364

Health Care Equipment & Supplies 1.2%
Becton Dickinson and Co., (ICE LIBOR USD 3 Month + 0.88%), 3.21%, 12/29/2020(c)	1,440,000	1,442,660
Hologic, Inc., 4.38%, 10/15/2025(a)	660,000	638,359
Zimmer Biomet Holdings, Inc., (ICE LIBOR USD 3 Month + 0.75%), 3.08%, 3/19/2021(c)	1,395,000	1,396,829

		3,477,848

Health Care Providers & Services 2.1%
CVS Health Corp., 3.70%, 3/9/2023	2,295,000	2,282,187
Express Scripts Holding Co., 4.75%, 11/15/2021	1,665,000	1,718,285
Humana, Inc., 2.50%, 12/15/2020	545,000	533,864
UnitedHealth Group, Inc., 3.50%, 6/15/2023	1,425,000	1,429,380

		5,963,716

Hotels, Restaurants & Leisure 1.4%
GLP Capital LP, 5.25%, 6/1/2025	1,010,000	1,028,576
Merlin Entertainments plc, 5.75%, 6/15/2026(a)	1,045,000	1,065,900
MGM Resorts International, 5.75%, 6/15/2025	570,000	574,811
Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	1,460,000	1,432,678

		4,101,965

Household Durables 0.5%
DR Horton, Inc., 2.55%, 12/1/2020	1,170,000	1,145,177
William Lyon Homes, Inc., 6.00%, 9/1/2023(a)	340,000	333,200

		1,478,377

Independent Power and Renewable Electricity Producers 0.3%
PSEG Power LLC, 3.85%, 6/1/2023	900,000	896,938

Insurance 1.6%
American International Group, Inc., 2.30%, 7/16/2019	2,500,000	2,489,200
Assurant, Inc., 4.20%, 9/27/2023	305,000	303,992
Metropolitan Life Global Funding I, 2.05%, 6/12/2020(a)	1,770,000	1,733,781

		4,526,973

Internet Software & Services 0.9%
Baidu, Inc., 3.88%, 9/29/2023	1,030,000	1,020,633
eBay, Inc., 2.15%, 6/5/2020	1,670,000	1,637,841

		2,658,474

IT Services 1.3%
DXC Technology Co., 2.88%, 3/27/2020	1,700,000	1,683,872
IBM Credit LLC, 2.20%, 9/8/2022	620,000	591,235
Western Union Co. (The), 4.25%, 6/9/2023	1,450,000	1,441,142

		3,716,249

Media 1.4%
Charter Communications Operating LLC, 4.50%, 2/1/2024	480,000	483,653
Discovery Communications LLC, 2.95%, 3/20/2023	1,235,000	1,185,916
DISH DBS Corp., 5.88%, 7/15/2022	925,000	864,875
Time Warner Cable LLC, 8.25%, 4/1/2019	1,445,000	1,493,281

		4,027,725

Metals & Mining 0.3%
Commercial Metals Co., 5.75%, 4/15/2026(a)	755,000	728,575

Mortgage Real Estate Investment Trusts (REITs) 0.1%
Starwood Property Trust, Inc., 3.63%, 2/1/2021(a)	240,000	234,312

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Loomis Short-Term Bond Fund (formerly, Nationwide HighMark Short Term Bond Fund)

Corporate Bonds (continued)

	Principal Amount	Value
Oil, Gas & Consumable Fuels 5.1%
Chevron Corp., 1.56%, 5/16/2019	$1,515,000	$1,501,631
DCP Midstream Operating LP, 5.38%, 7/15/2025	990,000	1,011,037
Diamondback Energy, Inc., 5.38%, 5/31/2025(a)	1,125,000	1,122,188
Enbridge Energy Partners LP, 4.38%, 10/15/2020	2,285,000	2,320,242
Enterprise Products Operating LLC, 3.35%, 3/15/2023	1,035,000	1,024,214
EQT Midstream Partners LP, 4.75%, 7/15/2023	1,430,000	1,439,886
Kinder Morgan Energy Partners LP, 2.65%, 2/1/2019	1,580,000	1,577,741
Magellan Midstream Partners LP, 6.55%, 7/15/2019	2,200,000	2,276,122
MPLX LP, 3.38%, 3/15/2023	780,000	763,882
ONEOK, Inc., 4.55%, 7/15/2028	145,000	148,162
Phillips 66, (ICE LIBOR USD 3 Month + 0.60%), 2.92%, 2/26/2021(c)	1,215,000	1,216,956

		14,402,061

Pharmaceuticals 1.7%
Bayer US Finance II LLC, 4.25%, 12/15/2025(a)	370,000	374,168
Mylan NV, 2.50%, 6/7/2019	687,000	684,611
Shire Acquisitions Investments Ireland DAC, 1.90%, 9/23/2019	2,535,000	2,500,789
Teva Pharmaceutical Finance Netherlands III BV, 6.00%, 4/15/2024	1,130,000	1,169,138

		4,728,706

Professional Services 0.2%
Equifax, Inc., 3.95%, 6/15/2023	545,000	542,594

Road & Rail 1.2%
Ashtead Capital, Inc., 5.25%, 8/1/2026(a)	435,000	438,806
Penske Truck Leasing Co. LP, 4.13%, 8/1/2023(a)	950,000	951,120
Ryder System, Inc., 3.75%, 6/9/2023	855,000	854,282
Union Pacific Corp., 3.50%, 6/8/2023	1,110,000	1,109,898

		3,354,106

Semiconductors & Semiconductor Equipment 0.3%
Marvell Technology Group Ltd., 4.20%, 6/22/2023	600,000	598,865
Microchip Technology, Inc., 3.92%, 6/1/2021(a)	230,000	230,457

		829,322

Technology Hardware, Storage & Peripherals 0.4%
Hewlett Packard Enterprise Co., 2.85%, 10/5/2018(e)	1,044,000	1,044,422

Tobacco 0.6%
BAT Capital Corp., 2.76%, 8/15/2022(a)	1,770,000	1,709,711

Trading Companies & Distributors 1.2%
Air Lease Corp., 2.63%, 9/4/2018	3,000,000	2,999,925
Aviation Capital Group LLC, 3.88%, 5/1/2023(a)	515,000	510,365

		3,510,290

Wireless Telecommunication Services 0.4%
SK Telecom Co. Ltd., 3.75%, 4/16/2023(a)	315,000	311,690
T-Mobile USA, Inc., 4.50%, 2/1/2026	375,000	352,500
Vodafone Group plc, 4.13%, 5/30/2025	480,000	480,049
		1,144,239

Total Corporate Bonds (cost $185,296,323)		182,880,392

Foreign Government Security 0.6%

	Principal Amount	Value
JAPAN 0.6%
Japan Bank for International Cooperation, 2.13%, 11/16/2020	$1,636,000	1,599,905

Total Foreign Government Security (cost $1,631,652)		1,599,905

Mortgage-Backed Securities 6.4%

	Principal Amount	Value
FHLMC Gold Pool
Pool# E01488 5.00%, 10/1/2018	1,605	1,617
Pool# E01497 5.50%, 11/1/2018	99	99
Pool# G11712 4.50%, 7/1/2020	51,657	52,244
Pool# G18065 5.00%, 7/1/2020	6,439	6,539
Pool# G11723 5.50%, 7/1/2020	14,210	14,447
Pool# G14780 2.50%, 7/1/2023	1,524,397	1,503,759
Pool# G14899 3.00%, 11/1/2023	326,051	325,851
Pool# G13746 4.50%, 1/1/2025	168,083	174,017
Pool# J11719 4.00%, 2/1/2025	56,407	57,895
Pool# G13888 5.00%, 6/1/2025	51,373	53,422
Pool# J12635 4.00%, 7/1/2025	161,151	165,415
Pool# J12604 4.00%, 7/1/2025	158,157	162,340
Pool# G13908 4.00%, 10/1/2025	37,600	38,587

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Loomis Short-Term Bond Fund (formerly, Nationwide HighMark Short Term Bond Fund)

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FHLMC Gold Pool (continued)
Pool# J19197 3.00%, 5/1/2027	$438,305	$436,836
Pool# G18437 3.00%, 6/1/2027	539,574	537,765
Pool# C00748 6.00%, 4/1/2029	13,426	14,690
Pool# C01418 5.50%, 10/1/2032	79,070	85,582
Pool# G01740 5.50%, 12/1/2034	44,553	48,236
Pool# G04342 6.00%, 4/1/2038	55,020	60,216
FHLMC Non Gold Pool
Pool# 972136 3.55%, 1/1/2034(b)	105,241	111,082
Pool# 848191 3.72%, 12/1/2034(b)	372,472	391,421
FNMA Pool
Pool# 555918 5.50%, 10/1/2018	2	2
Pool# 735930 5.50%, 12/1/2018	63	63
Pool# AB4251 2.50%, 1/1/2022	67,981	66,909
Pool# AQ6703 2.50%, 11/1/2022	1,012,270	1,002,607
Pool# AL3620 2.50%, 5/1/2023	3,538,895	3,510,142
Pool# 981257 5.00%, 5/1/2023	83,858	85,744
Pool# MA1519 3.00%, 7/1/2023	1,296,766	1,298,521
Pool# MA1577 2.50%, 9/1/2023	1,126,448	1,117,283
Pool# AL5434 2.50%, 3/1/2024	1,497,270	1,485,094
Pool# MA1892 3.00%, 5/1/2024	3,209,782	3,212,197
Pool# 931892 4.50%, 9/1/2024	538,818	556,888
Pool# AL0802 4.50%, 4/1/2025	136,818	141,412
Pool# AB2518 4.00%, 3/1/2026	98,196	100,680
Pool# AB4998 3.00%, 4/1/2027	774,397	771,900
Pool# MA1174 3.00%, 9/1/2027	110,161	109,456
Pool# 190307 8.00%, 6/1/2030	1,114	1,305
Pool# 253516 8.00%, 11/1/2030	877	1,028
Pool# 725773 5.50%, 9/1/2034	96,529	104,465
Pool# 815323 3.73%, 1/1/2035(b)	108,643	112,339
Pool# 811773 5.50%, 1/1/2035	88,366	95,845
GNMA II Pool Pool# 5080, 4.00%, 6/20/2026	126,414	129,905

Total Mortgage-Backed Securities (cost $18,523,570)		18,145,845

U.S. Treasury Obligation 1.8%

	Principal Amount	Value
U.S. Treasury Notes , 2.63%, 5/15/2021	5,050,000	5,031,063

Total U.S. Treasury Obligation (cost $5,039,617)		5,031,063

Total Investments (cost $280,774,612) — 98.0%		277,177,768
Other assets in excess of liabilities — 2.0%		5,719,836

NET ASSETS — 100.0%		$282,897,604

*	Denotes a non-income producing security.
(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at July 31, 2018 was $50,908,916 which represents 18.00% of net assets.

(b)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2018.

(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of July 31, 2018.
(d)	Fair valued security.
(e)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at July 31, 2018.
†	Amount rounds to less than 0.1%.

ACES	Alternative Credit Enhancement Services
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Loomis Short-Term Bond Fund (formerly, Nationwide HighMark Short Term Bond Fund)

Futures contracts outstanding as of July 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	60	9/2018	USD	12,682,500	(60,110)

					(60,110)

Short Contracts
U.S. Treasury 10 Year Note	(139)	9/2018	USD	(16,599,641)	139,869

					139,869

					79,759

At July 31, 2018, the Fund has $155,000 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Loomis Short-Term Bond Fund (formerly, Nationwide HighMark Short Term Bond Fund)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$49,372,681	$—	$49,372,681
Collateralized Mortgage Obligations	—	16,315,155	—	16,315,155
Commercial Mortgage-Backed Securities	—	3,832,727	—	3,832,727
Corporate Bonds	—	182,880,392	—	182,880,392
Foreign Government Security	—	1,599,905	—	1,599,905
Futures Contracts	139,869	—	—	139,869
Mortgage-Backed Securities	—	18,145,845	—	18,145,845
U.S. Treasury Obligation	—	5,031,063	—	5,031,063
Total Assets	$139,869	$277,177,768	$—	$277,317,637

Liabilities:
Futures Contracts	$(60,110)	$—	$—	$(60,110)
Total Liabilities	$(60,110)	$—	$—	$(60,110)

Total	$79,759	$277,177,768	$—	$277,257,527

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Loomis Short-Term Bond Fund (formerly, Nationwide HighMark Short Term Bond Fund)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to and/or hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2018:

	Statement of Assets & Liabilities	Fair Value
Assets:
Futures Contracts(a)
Interest rate risk	Unrealized appreciation from futures contracts	$139,869

Total		$139,869

Liabilities:
Futures Contracts(a)
Interest rate risk	Unrealized depreciation from futures contracts	$(60,110)

Total		$(60,110)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

July 31, 2018 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks 98.4%

	Shares	Value
Aerospace & Defense 1.1%
Curtiss-Wright Corp.	33,124	$4,406,485
Esterline Technologies Corp.*	19,403	1,655,076
KLX, Inc.*	38,016	2,777,069
Teledyne Technologies, Inc.*	26,795	5,879,359

		14,717,989

Airlines 0.3%
JetBlue Airways Corp.*	237,131	4,268,358

Auto Components 0.9%
Dana, Inc.	108,996	2,327,065
Delphi Technologies plc	66,522	3,004,799
Gentex Corp.	205,181	4,760,199
Visteon Corp.*	22,143	2,592,502

		12,684,565

Automobiles 0.3%
Thor Industries, Inc.	36,717	3,482,607

Banks 7.8%
Associated Banc-Corp.	126,686	3,420,522
BancorpSouth Bank	61,466	2,022,231
Bank of Hawaii Corp.	31,668	2,548,957
Bank OZK	90,981	3,721,123
Cathay General Bancorp(a)	57,216	2,379,613
Chemical Financial Corp.	53,462	3,036,642
Commerce Bancshares, Inc.	70,282	4,694,838
Cullen/Frost Bankers, Inc.	43,497	4,805,984
East West Bancorp, Inc.	108,563	7,028,369
First Horizon National Corp.	245,146	4,385,662
FNB Corp.	242,641	3,113,084
Fulton Financial Corp.	131,681	2,284,665
Hancock Whitney Corp.	63,900	3,210,975
Home BancShares, Inc.	118,206	2,741,197
International Bancshares Corp.	40,617	1,805,426
MB Financial, Inc.	62,994	3,052,059
PacWest Bancorp	93,754	4,708,326
Pinnacle Financial Partners, Inc.	55,424	3,464,000
Prosperity Bancshares, Inc.	52,330	3,670,949
Signature Bank	40,221	4,412,646
Sterling Bancorp	168,933	3,750,313
Synovus Financial Corp.	88,889	4,392,894
TCF Financial Corp.	126,061	3,165,392
Texas Capital Bancshares, Inc.*	37,218	3,379,394
Trustmark Corp.	50,785	1,787,124
UMB Financial Corp.	33,004	2,372,658
Umpqua Holdings Corp.	164,961	3,513,669
United Bankshares, Inc.	78,775	2,910,736
Valley National Bancorp	198,554	2,313,154
Webster Financial Corp.	69,003	4,452,764
Wintrust Financial Corp.	42,169	3,699,486

		106,244,852

Beverages 0.1%
Boston Beer Co., Inc. (The), Class A*	6,556	1,802,572

Biotechnology 0.6%
Exelixis, Inc.*	211,302	4,373,951
United Therapeutics Corp.*	32,625	4,009,939

		8,383,890

Building Products 0.4%
Lennox International, Inc.	27,811	6,037,212

Capital Markets 2.9%
Eaton Vance Corp.	89,309	4,744,987
Evercore, Inc., Class A	30,512	3,447,856
FactSet Research Systems, Inc.	29,126	5,864,811
Federated Investors, Inc., Class B	71,440	1,728,848
Interactive Brokers Group, Inc., Class A	53,556	3,205,862
Janus Henderson Group plc	135,142	4,398,872
Legg Mason, Inc.	64,030	2,185,344
MarketAxess Holdings, Inc.	28,176	5,459,664
SEI Investments Co.	98,307	5,892,522
Stifel Financial Corp.	53,614	2,955,740

		39,884,506

Chemicals 2.8%
Ashland Global Holdings, Inc.	46,755	3,839,053
Cabot Corp.	46,318	3,061,620
Chemours Co. (The)	133,298	6,106,381
Minerals Technologies, Inc.	26,496	2,003,098
NewMarket Corp.	6,888	2,820,223
Olin Corp.	125,282	3,697,072
PolyOne Corp.	59,917	2,687,277
RPM International, Inc.	100,195	6,449,552
Scotts Miracle-Gro Co. (The)	29,038	2,306,488
Sensient Technologies Corp.	31,720	2,200,099
Valvoline, Inc.	146,613	3,311,988

		38,482,851

Commercial Services & Supplies 1.5%
Brink’s Co. (The)	38,140	3,045,479
Clean Harbors, Inc.*	38,311	2,181,045
Deluxe Corp.	35,847	2,112,464
Healthcare Services Group, Inc.(a)	55,228	2,223,479
Herman Miller, Inc.	44,672	1,690,835
HNI Corp.	32,614	1,411,208
MSA Safety, Inc.	25,549	2,577,383
Pitney Bowes, Inc.(a)	140,519	1,226,731
Rollins, Inc.	71,929	3,951,779

		20,420,403

Communications Equipment 1.2%
ARRIS International plc*	131,182	3,313,657
Ciena Corp.*	107,461	2,729,510
InterDigital, Inc.	26,033	2,146,421
Lumentum Holdings, Inc.*(a)	47,128	2,462,438
NetScout Systems, Inc.*	60,144	1,611,859
Plantronics, Inc.	24,920	1,711,007
ViaSat, Inc.*(a)	41,046	2,887,176

		16,862,068

Construction & Engineering 1.2%
AECOM*(a)	120,123	4,031,328
Dycom Industries, Inc.*	23,372	2,083,847
EMCOR Group, Inc.	43,797	3,370,179
Granite Construction, Inc.	34,063	1,837,699
KBR, Inc.	105,361	2,105,113
Valmont Industries, Inc.	16,897	2,359,666

		15,787,832

Construction Materials 0.3%
Eagle Materials, Inc.	35,943	3,570,937

Consumer Finance 0.5%
Navient Corp.	198,253	2,618,922
SLM Corp.*	326,083	3,681,477

		6,300,399

Containers & Packaging 1.2%
AptarGroup, Inc.	46,743	4,787,885
Bemis Co., Inc.	68,163	3,129,363
Greif, Inc., Class A	19,421	1,057,473
Owens-Illinois, Inc.*	121,157	2,263,213
Silgan Holdings, Inc.	55,519	1,527,328
Sonoco Products Co.	74,596	4,163,949

		16,929,211

Distributors 0.3%
Pool Corp.	30,322	4,646,846

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks (continued)

	Shares	Value
Diversified Consumer Services 0.8%
Adtalem Global Education, Inc.*	45,124	$2,461,514
Graham Holdings Co., Class B	3,297	1,843,023
Service Corp. International	137,368	5,405,431
Sotheby’s*	27,563	1,463,871

		11,173,839

Electric Utilities 1.3%
ALLETE, Inc.	38,414	2,978,237
Hawaiian Electric Industries, Inc.	81,548	2,868,043
IDACORP, Inc.	37,756	3,558,126
OGE Energy Corp.	149,646	5,423,171
PNM Resources, Inc.	59,680	2,348,408

		17,175,985

Electrical Equipment 1.3%
Acuity Brands, Inc.	30,718	4,270,724
EnerSys	31,552	2,589,473
Hubbell, Inc.	41,106	5,066,314
nVent Electric plc*	121,644	3,333,046
Regal Beloit Corp.	32,952	2,832,224

		18,091,781

Electronic Equipment, Instruments & Components 4.5%
Arrow Electronics, Inc.*	65,647	4,978,669
Avnet, Inc.	88,396	3,876,165
Belden, Inc.	30,456	1,972,026
Cognex Corp.	129,579	6,839,180
Coherent, Inc.*	18,636	2,945,606
Jabil, Inc.	128,343	3,615,422
Keysight Technologies, Inc.*	140,032	8,121,856
Littelfuse, Inc.	18,706	4,055,835
National Instruments Corp.	80,609	3,531,480
SYNNEX Corp.	21,937	2,116,262
Tech Data Corp.*	26,112	2,178,002
Trimble, Inc.*	186,725	6,591,393
VeriFone Systems, Inc.*	82,970	1,900,013
Vishay Intertechnology, Inc.	98,988	2,474,700
Zebra Technologies Corp., Class A*	40,008	5,518,303

		60,714,912

Energy Equipment & Services 1.9%
Apergy Corp.*	57,991	2,377,631
Core Laboratories NV(a)	33,046	3,705,117
Diamond Offshore Drilling, Inc.*(a)	48,665	934,368
Dril-Quip, Inc.*	28,578	1,473,196
Ensco plc, Class A(a)	327,497	2,433,303
McDermott International, Inc.*	134,718	2,426,271
Nabors Industries Ltd.	264,047	1,579,001
Oceaneering International, Inc.	73,824	2,019,825
Patterson-UTI Energy, Inc.	166,186	2,858,399
Rowan Cos. plc, Class A*	85,568	1,239,025
Superior Energy Services, Inc.*	115,561	1,137,120
Transocean Ltd.*(a)	328,637	4,229,558

		26,412,814

Equity Real Estate Investment Trusts (REITs) 8.7%
Alexander & Baldwin, Inc.	51,059	1,222,863
American Campus Communities, Inc.	102,409	4,224,371
Camden Property Trust	69,510	6,435,931
CoreCivic, Inc.	88,817	2,277,268
CoreSite Realty Corp.	25,814	2,893,749
Corporate Office Properties Trust	76,978	2,289,326
Cousins Properties, Inc.	314,863	2,934,523
CyrusOne, Inc.	74,260	4,598,179
DCT Industrial Trust, Inc.	70,562	4,718,481
Douglas Emmett, Inc.	119,671	4,648,022
Education Realty Trust, Inc.	60,371	2,496,945
EPR Properties	48,445	3,221,108
First Industrial Realty Trust, Inc.	93,924	3,057,226
GEO Group, Inc. (The)	92,174	2,385,463
Healthcare Realty Trust, Inc.	93,803	2,786,887
Highwoods Properties, Inc.	77,488	3,805,436
Hospitality Properties Trust	123,136	3,481,055
JBG SMITH Properties	69,817	2,548,320
Kilroy Realty Corp.	74,055	5,402,312
Lamar Advertising Co., Class A	62,967	4,636,260
LaSalle Hotel Properties	82,703	2,867,313
Liberty Property Trust	110,728	4,745,802
Life Storage, Inc.	34,852	3,344,398
Mack-Cali Realty Corp.	67,533	1,314,868
Medical Properties Trust, Inc.	273,274	3,937,878
National Retail Properties, Inc.	115,270	5,142,195
Omega Healthcare Investors, Inc.	148,798	4,417,813
PotlatchDeltic Corp.	45,138	2,110,201
Rayonier, Inc.	96,946	3,394,079
Sabra Health Care REIT, Inc.	133,575	2,886,556
Senior Housing Properties Trust	178,041	3,176,251
Tanger Factory Outlet Centers, Inc.	70,716	1,686,577
Taubman Centers, Inc.	45,697	2,835,499
Uniti Group, Inc.	123,745	2,187,812
Urban Edge Properties	79,388	1,800,520
Weingarten Realty Investors	89,293	2,698,434

		118,609,921

Food & Staples Retailing 0.5%
Casey’s General Stores, Inc.	28,123	3,076,094
Sprouts Farmers Market, Inc.*(a)	91,870	1,974,286
United Natural Foods, Inc.*	37,768	1,216,130

		6,266,510

Food Products 2.1%
Flowers Foods, Inc.	138,996	2,835,518
Hain Celestial Group, Inc. (The)*	77,864	2,214,452
Ingredion, Inc.	54,126	5,482,964
Lamb Weston Holdings, Inc.	109,561	7,698,851
Lancaster Colony Corp.	14,695	2,131,216
Post Holdings, Inc.*	50,415	4,363,922
Sanderson Farms, Inc.(a)	15,056	1,518,097
Tootsie Roll Industries, Inc.(a)	14,817	443,028
TreeHouse Foods, Inc.*	42,201	2,004,126

		28,692,174

Gas Utilities 2.0%
Atmos Energy Corp.	83,214	7,644,870
National Fuel Gas Co.	64,380	3,457,206
New Jersey Resources Corp.	65,733	3,040,151
ONE Gas, Inc.	39,312	3,028,597
Southwest Gas Holdings, Inc.	36,230	2,833,186
UGI Corp.	129,706	6,892,577

		26,896,587

Health Care Equipment & Supplies 4.0%
Avanos Medical, Inc.*	35,856	1,979,251
Cantel Medical Corp.	26,562	2,462,563
Globus Medical, Inc., Class A*	54,910	2,826,767
Haemonetics Corp.*	39,115	3,819,189
Hill-Rom Holdings, Inc.	49,658	4,677,784
ICU Medical, Inc.*	11,417	3,274,396
Integra LifeSciences Holdings Corp.*	52,853	3,294,327
LivaNova plc*	32,661	3,596,956
Masimo Corp.*	35,695	3,548,797
NuVasive, Inc.*	38,406	2,229,468
STERIS plc	63,399	7,257,283
Teleflex, Inc.	34,123	9,305,683
West Pharmaceutical Services, Inc.	55,127	6,044,676

		54,317,140

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks (continued)

	Shares	Value
Health Care Providers & Services 2.4%
Acadia Healthcare Co., Inc.*	61,481	$2,427,270
Chemed Corp.	11,941	3,773,714
Encompass Health Corp.	74,040	5,599,645
LifePoint Health, Inc.*	29,055	1,882,764
MEDNAX, Inc.*	70,799	3,029,489
Molina Healthcare, Inc.*(a)	35,587	3,704,251
Patterson Cos., Inc. (a)	60,977	1,495,156
Tenet Healthcare Corp.*	61,168	2,301,752
WellCare Health Plans, Inc.*	33,532	8,967,128

		33,181,169

Health Care Technology 0.4%
Allscripts Healthcare Solutions, Inc.*	133,329	1,631,947
Medidata Solutions, Inc.*	44,371	3,297,209

		4,929,156

Hotels, Restaurants & Leisure 3.5%
Boyd Gaming Corp.	61,555	2,299,079
Brinker International, Inc.(a)	32,857	1,549,865
Cheesecake Factory, Inc. (The)(a)	31,931	1,789,094
Churchill Downs, Inc.	8,521	2,436,580
Cracker Barrel Old Country Store, Inc.(a)	17,985	2,634,713
Domino’s Pizza, Inc.	31,678	8,320,543
Dunkin’ Brands Group, Inc.(a)	62,163	4,328,410
ILG, Inc.	79,174	2,718,043
International Speedway Corp., Class A	18,297	792,260
Jack in the Box, Inc.	21,307	1,794,902
Papa John’s International, Inc.(a)	17,869	749,783
Scientific Games Corp.*	40,111	1,927,334
Six Flags Entertainment Corp.(a)	58,213	3,780,934
Texas Roadhouse, Inc.	49,225	3,093,299
Wendy’s Co. (The)	134,420	2,242,126
Wyndham Destinations, Inc.	74,761	3,447,977
Wyndham Hotels & Resorts, Inc.	74,716	4,333,528

		48,238,470

Household Durables 1.4%
Helen of Troy Ltd.*	19,943	2,284,471
KB Home	63,273	1,502,734
NVR, Inc.*	2,524	6,964,801
Tempur Sealy International, Inc.*(a)	34,642	1,692,955
Toll Brothers, Inc.	105,788	3,730,085
TRI Pointe Group, Inc.*	113,825	1,612,900
Tupperware Brands Corp.	38,299	1,405,956

		19,193,902

Household Products 0.2%
Energizer Holdings, Inc.	44,719	2,847,706

Industrial Conglomerates 0.4%
Carlisle Cos., Inc.	45,664	5,609,366

Insurance 4.5%
Alleghany Corp.	11,456	7,208,917
American Financial Group, Inc.	51,974	5,856,950
Aspen Insurance Holdings Ltd.	44,695	1,807,913
Brown & Brown, Inc.	171,786	5,026,458
CNO Financial Group, Inc.	128,282	2,610,539
First American Financial Corp.	83,574	4,680,144
Genworth Financial, Inc., Class A*	385,086	1,771,396
Hanover Insurance Group, Inc. (The)	31,871	3,997,261
Kemper Corp.	47,581	3,796,964
Mercury General Corp.	27,361	1,407,176
Old Republic International Corp.	187,920	4,004,575
Primerica, Inc.	30,691	3,523,327
Reinsurance Group of America, Inc.	48,343	6,840,534
RenaissanceRe Holdings Ltd.	30,154	3,975,805
WR Berkley Corp.	72,015	5,459,457

		61,967,416

Internet Software & Services 0.6%
Cars.com, Inc.*	53,860	1,528,008
j2 Global, Inc.	36,795	3,121,688
LogMeIn, Inc.	39,119	3,170,595

		7,820,291

IT Services 3.2%
Acxiom Corp.*	57,736	2,340,618
Convergys Corp.	68,554	1,686,428
CoreLogic, Inc.*	61,165	2,978,736
Jack Henry & Associates, Inc.	57,912	7,800,746
Leidos Holdings, Inc.	106,899	7,314,030
MAXIMUS, Inc.	48,882	3,168,042
Perspecta, Inc.	106,870	2,319,079
Sabre Corp.	189,378	4,662,486
Science Applications International Corp.	31,663	2,671,407
Teradata Corp.*	90,592	3,468,768
WEX, Inc.*	30,020	5,698,396

		44,108,736

Leisure Products 0.7%
Brunswick Corp.	65,307	4,199,240
Polaris Industries, Inc.	43,999	4,638,375

		8,837,615

Life Sciences Tools & Services 1.4%
Bio-Rad Laboratories, Inc., Class A*	15,176	4,653,720
Bio-Techne Corp.	28,152	4,522,337
Charles River Laboratories International, Inc.*	35,897	4,461,997
PRA Health Sciences, Inc.*	37,926	3,987,540
Syneos Health, Inc.*	41,584	2,049,052

		19,674,646

Machinery 5.1%
AGCO Corp.	49,463	3,117,158
Crane Co.	38,022	3,443,653
Donaldson Co., Inc.	97,306	4,641,496
Graco, Inc.	125,576	5,794,077
IDEX Corp.	57,480	8,827,778
ITT, Inc.	65,483	3,710,922
Kennametal, Inc.	61,159	2,382,755
Lincoln Electric Holdings, Inc.	46,214	4,341,343
Nordson Corp.	38,302	5,136,681
Oshkosh Corp.	55,383	4,167,571
Terex Corp.	54,095	2,386,671
Timken Co. (The)	51,162	2,519,729
Toro Co. (The)	79,434	4,781,132
Trinity Industries, Inc.	111,853	4,261,599
Wabtec Corp.(a)	64,209	7,083,537
Woodward, Inc.	41,484	3,451,884

		70,047,986

Marine 0.2%
Kirby Corp.*	40,254	3,359,196

Media 1.7%
AMC Networks, Inc., Class A*	34,446	2,076,749
Cable One, Inc.	3,519	2,547,263
Cinemark Holdings, Inc.	79,620	2,859,950
John Wiley & Sons, Inc., Class A	33,627	2,123,545
Live Nation Entertainment, Inc.*	101,723	5,012,910
Meredith Corp.(a)	29,790	1,583,339
New York Times Co. (The), Class A	95,882	2,377,874
TEGNA, Inc.	161,595	1,782,393
World Wrestling Entertainment, Inc., Class A	29,947	2,369,107

		22,733,130

Metals & Mining 2.3%
Allegheny Technologies, Inc.*	94,139	2,617,064
Carpenter Technology Corp.	35,161	1,925,768

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks (continued)

	Shares	Value
Metals & Mining (continued)
Commercial Metals Co.	87,664	$1,958,414
Compass Minerals International, Inc.(a)	25,362	1,720,812
Reliance Steel & Aluminum Co.	54,197	4,888,569
Royal Gold, Inc.	49,041	4,149,359
Steel Dynamics, Inc.	176,770	8,324,099
United States Steel Corp.	132,460	4,825,518
Worthington Industries, Inc.	32,258	1,510,320

		31,919,923

Multiline Retail 0.4%
Big Lots, Inc.(a)	31,605	1,372,605
Dillard’s, Inc., Class A(a)	14,853	1,192,250
Ollie’s Bargain Outlet Holdings, Inc.*	37,371	2,597,285

		5,162,140

Multi-Utilities 1.0%
Black Hills Corp.(a)	40,153	2,407,975
MDU Resources Group, Inc.	146,329	4,243,541
NorthWestern Corp.	37,068	2,199,245
Vectren Corp.	62,247	4,448,793

		13,299,554

Oil, Gas & Consumable Fuels 3.1%
Callon Petroleum Co.*	167,976	1,807,422
Chesapeake Energy Corp.*(a)	683,165	3,224,539
CNX Resources Corp.*	146,940	2,392,183
Energen Corp.*	72,998	5,414,992
Gulfport Energy Corp.*	117,100	1,347,821
Matador Resources Co.*	77,524	2,597,054
Murphy Oil Corp.	121,868	4,053,330
Oasis Petroleum, Inc.*	199,700	2,440,334
PBF Energy, Inc., Class A	84,087	3,926,863
QEP Resources, Inc.*	178,099	1,850,448
Range Resources Corp.	169,931	2,622,035
SM Energy Co.	76,986	2,117,885
Southwestern Energy Co.*(a)	382,501	1,966,055
World Fuel Services Corp.	51,045	1,420,582
WPX Energy, Inc.*	299,414	5,620,001

		42,801,544

Paper & Forest Products 0.4%
Domtar Corp.	47,075	2,269,957
Louisiana-Pacific Corp.	108,772	2,928,142

		5,198,099

Personal Products 0.4%
Edgewell Personal Care Co.*	40,458	2,179,068
Nu Skin Enterprises, Inc., Class A	41,667	3,035,441

		5,214,509

Pharmaceuticals 0.6%
Akorn, Inc.*	70,765	1,310,568
Catalent, Inc.*	107,355	4,476,703
Mallinckrodt plc*(a)	62,250	1,459,763
Prestige Brands Holdings, Inc.*	39,765	1,420,803

		8,667,837

Professional Services 0.6%
Dun & Bradstreet Corp. (The)	27,785	3,497,854
ManpowerGroup, Inc.	49,321	4,599,676

		8,097,530

Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.	34,084	5,828,705

Road & Rail 1.8%
Avis Budget Group, Inc.*	53,576	1,867,124
Genesee & Wyoming, Inc., Class A*	45,067	3,875,762
Knight-Swift Transportation Holdings, Inc.(a)	96,193	3,131,082
Landstar System, Inc.	31,519	3,503,337
Old Dominion Freight Line, Inc.	51,117	7,503,976
Ryder System, Inc.	39,781	3,114,852
Werner Enterprises, Inc.	33,781	1,258,342

		24,254,475

Semiconductors & Semiconductor Equipment 2.8%
Cirrus Logic, Inc.*	45,688	1,976,463
Cree, Inc.*	75,305	3,550,631
Cypress Semiconductor Corp.	268,595	4,783,677
First Solar, Inc.*	61,224	3,205,076
Integrated Device Technology, Inc.*	96,850	3,334,545
MKS Instruments, Inc.	40,970	3,863,471
Monolithic Power Systems, Inc.	29,079	3,858,202
Silicon Laboratories, Inc.*	32,390	3,085,148
Synaptics, Inc.*	26,214	1,313,584
Teradyne, Inc.	143,341	6,199,498
Versum Materials, Inc.	81,624	3,146,605

		38,316,900

Software 3.5%
ACI Worldwide, Inc.*	87,230	2,254,023
Blackbaud, Inc.	36,357	3,628,792
CDK Global, Inc.	92,688	5,788,366
CommVault Systems, Inc.*	31,691	2,056,746
Fair Isaac Corp.*	22,357	4,504,041
Fortinet, Inc.*	108,312	6,813,908
Manhattan Associates, Inc.*	50,064	2,409,080
PTC, Inc.*	86,451	7,945,711
Tyler Technologies, Inc.*	26,678	6,002,283
Ultimate Software Group, Inc. (The)*(a)	21,790	6,033,433

		47,436,383

Specialty Retail 2.1%
Aaron’s, Inc.	46,380	2,008,718
American Eagle Outfitters, Inc.	125,709	3,165,353
AutoNation, Inc.*	44,241	2,147,016
Bed Bath & Beyond, Inc.(a)	104,925	1,965,245
Dick’s Sporting Goods, Inc.(a)	58,383	1,993,196
Five Below, Inc.*	41,671	4,048,754
Michaels Cos., Inc. (The)*(a)	83,204	1,698,194
Murphy USA, Inc.*	23,156	1,834,881
Sally Beauty Holdings, Inc.*(a)	91,476	1,508,439
Signet Jewelers Ltd.(a)	44,209	2,552,628
Urban Outfitters, Inc.*(a)	60,251	2,675,144
Williams-Sonoma, Inc.(a)	57,365	3,355,279

		28,952,847

Technology Hardware, Storage & Peripherals 0.2%
NCR Corp.*	88,635	2,474,689

Textiles, Apparel & Luxury Goods 0.7%
Carter’s, Inc.	35,170	3,686,871
Deckers Outdoor Corp.*	22,813	2,573,991
Skechers U.S.A., Inc., Class A*	101,746	2,820,399

		9,081,261

Thrifts & Mortgage Finance 0.6%
LendingTree, Inc.*(a)	5,896	1,407,965
New York Community Bancorp, Inc.	367,421	3,957,124
Washington Federal, Inc.	63,292	2,123,447

		7,488,536

Trading Companies & Distributors 0.8%
GATX Corp.(a)	28,246	2,325,776
MSC Industrial Direct Co., Inc., Class A	34,358	2,907,717
NOW, Inc.*	81,023	1,211,294
Watsco, Inc.	24,008	4,141,620

		10,586,407

Water Utilities 0.4%
Aqua America, Inc.	133,288	4,923,659

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks (continued)

	Shares	Value
Wireless Telecommunication Services 0.1%
Telephone & Data Systems, Inc.	69,554	$1,756,238

Total Common Stocks (cost $979,777,240)		1,342,868,782

Short-Term Investment 0.4%

	Shares	Value
Money Market Fund 0.4%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.84%(b)(c)	5,253,317	5,253,317

Total Short-Term Investment (cost $5,253,317)		5,253,317

Repurchase Agreement 3.5%

	Principal Amount	Value
BNP Paribas Securities Corp., 1.91%, dated 7/31/2018, due 8/1/2018, repurchase price $47,257,646, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.75%, maturing 2/15/2019 - 5/15/2024; total market value $48,200,245.(c)	$47,255,138	47,255,138

Total Repurchase Agreement (cost $47,255,138)		47,255,138

Total Investments (cost $1,032,285,695) — 102.3%		1,395,377,237
Liabilities in excess of other assets — (2.3)%		(31,368,122)

NET ASSETS — 100.0%		$1,364,009,115

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $81,851,050, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $5,253,317 and $47,255,138, respectively, and by $31,008,104 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% - 8.75%, and maturity dates ranging from 9/30/2018 - 2/15/2043; total value of $83,516,559.

(b)	Represents 7-day effective yield as of July 31, 2018.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2018 was $52,508,455.

REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Mid Cap Market Index Fund

Futures contracts outstanding as of July 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	109	9/2018	USD	21,647,400	82,136

					82,136

At July 31, 2018, the Fund has $817,500 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Mid Cap Market Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,342,868,782	$—	$—	$1,342,868,782
Futures Contracts	82,136	—	—	82,136
Repurchase Agreement	—	47,255,138	—	47,255,138
Short-Term Investment	5,253,317	—	—	5,253,317

Total	$1,348,204,235	$47,255,138	$—	$1,395,459,373

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Mid Cap Market Index Fund

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2018

Liabilities:	Statement of Assets and Liabilities	Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$82,136

Total		$82,136

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

July 31, 2018 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks 99.8%

	Shares	Value
Aerospace & Defense 2.7%
Arconic, Inc.	55,575	$1,205,422
Boeing Co. (The)	70,940	25,275,922
General Dynamics Corp.	35,589	7,109,259
Harris Corp.	15,458	2,549,797
Huntington Ingalls Industries, Inc.	5,789	1,349,127
L3 Technologies, Inc.	10,210	2,189,433
Lockheed Martin Corp.	32,088	10,463,897
Northrop Grumman Corp.	22,437	6,742,094
Raytheon Co.	36,941	7,315,426
Rockwell Collins, Inc.	21,366	2,969,660
Textron, Inc.	33,308	2,273,937
TransDigm Group, Inc.	6,343	2,382,050
United Technologies Corp.(a)	96,210	13,059,545

		84,885,569

Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	18,075	1,667,057
Expeditors International of Washington, Inc.	22,725	1,730,963
FedEx Corp.	31,626	7,775,885
United Parcel Service, Inc., Class B	89,112	10,683,638

		21,857,543

Airlines 0.5%
Alaska Air Group, Inc.	16,364	1,028,150
American Airlines Group, Inc.	54,205	2,143,266
Delta Air Lines, Inc.	83,656	4,552,560
Southwest Airlines Co.	69,378	4,035,024
United Continental Holdings, Inc.*	30,638	2,463,295

		14,222,295

Auto Components 0.2%
Aptiv plc	34,417	3,375,275
BorgWarner, Inc.	25,750	1,185,015
Goodyear Tire & Rubber Co. (The)	31,200	755,352

		5,315,642

Automobiles 0.4%
Ford Motor Co.	509,062	5,110,982
General Motors Co.	162,990	6,178,951
Harley-Davidson, Inc.	21,637	928,011

		12,217,944

Banks 6.3%
Bank of America Corp.	1,189,561	36,733,644
BB&T Corp.(a)	101,441	5,154,217
Citigroup, Inc.	331,265	23,814,641
Citizens Financial Group, Inc.	63,060	2,508,527
Comerica, Inc.	22,368	2,168,354
Fifth Third Bancorp	89,179	2,638,807
Huntington Bancshares, Inc.	143,753	2,219,546
JPMorgan Chase & Co.	441,911	50,797,669
KeyCorp	138,116	2,882,481
M&T Bank Corp.	18,894	3,275,275
People’s United Financial, Inc.	45,257	825,035
PNC Financial Services Group, Inc. (The)	61,080	8,846,216
Regions Financial Corp.	146,115	2,719,200
SunTrust Banks, Inc.	60,471	4,358,145
SVB Financial Group*	6,892	2,121,909
US Bancorp	204,891	10,861,272
Wells Fargo & Co.	569,255	32,612,619
Zions Bancorp	25,644	1,325,795

		195,863,352

Beverages 1.8%
Brown-Forman Corp., Class B	34,471	1,834,547
Coca-Cola Co. (The)	496,060	23,131,278
Constellation Brands, Inc., Class A	21,857	4,594,997
Molson Coors Brewing Co., Class B	24,011	1,608,737
Monster Beverage Corp.*	52,697	3,162,874
PepsiCo, Inc.	183,620	21,116,300

		55,448,733

Biotechnology 2.6%
AbbVie, Inc.	195,882	18,066,197
Alexion Pharmaceuticals, Inc.*	28,942	3,848,128
Amgen, Inc.	85,878	16,879,321
Biogen, Inc.*	27,254	9,112,920
Celgene Corp.*	90,996	8,197,830
Gilead Sciences, Inc.	167,739	13,055,126
Incyte Corp.*	22,872	1,521,903
Regeneron Pharmaceuticals, Inc.*	9,902	3,644,035
Vertex Pharmaceuticals, Inc.*	33,152	5,803,258

		80,128,718

Building Products 0.3%
Allegion plc	12,577	1,025,528
AO Smith Corp.	18,515	1,102,198
Fortune Brands Home & Security, Inc.	19,209	1,114,122
Johnson Controls International plc	118,323	4,438,296
Masco Corp.	40,196	1,621,105

		9,301,249

Capital Markets 3.0%
Affiliated Managers Group, Inc.	7,047	1,127,590
Ameriprise Financial, Inc.	18,861	2,747,482
Bank of New York Mellon Corp. (The)(a)	130,178	6,960,618
BlackRock, Inc.	15,861	7,974,276
Cboe Global Markets, Inc.	14,780	1,435,581
Charles Schwab Corp. (The)	154,613	7,894,540
CME Group, Inc.	43,916	6,987,914
E*TRADE Financial Corp.*	34,506	2,063,804
Franklin Resources, Inc.	41,464	1,423,044
Goldman Sachs Group, Inc. (The)	45,179	10,726,850
Intercontinental Exchange, Inc.	75,354	5,569,414
Invesco Ltd.	53,151	1,434,546
Jefferies Financial Services, Inc.	39,444	956,517
Moody’s Corp.	21,720	3,716,726
Morgan Stanley	177,332	8,965,906
MSCI, Inc.	11,582	1,924,813
Nasdaq, Inc.	15,282	1,396,775
Northern Trust Corp.	27,514	3,005,079
Raymond James Financial, Inc.	16,823	1,540,819
S&P Global, Inc.	32,693	6,552,985
State Street Corp.	47,493	4,194,107
T. Rowe Price Group, Inc.	30,929	3,683,025

		92,282,411

Chemicals 1.9%
Air Products & Chemicals, Inc.	28,516	4,681,472
Albemarle Corp.	14,415	1,357,893
CF Industries Holdings, Inc.	29,155	1,295,065
DowDuPont, Inc.	299,969	20,628,868
Eastman Chemical Co.	18,611	1,928,472
Ecolab, Inc.	33,751	4,748,766
FMC Corp.	17,526	1,575,237
International Flavors & Fragrances, Inc.	10,307	1,368,357
LyondellBasell Industries NV, Class A	41,825	4,633,792
Mosaic Co. (The)	45,520	1,370,607
PPG Industries, Inc.(a)	32,456	3,591,581
Praxair, Inc.	36,680	6,143,900
Sherwin-Williams Co. (The)	10,536	4,643,531

		57,967,541

Commercial Services & Supplies 0.4%
Cintas Corp.	11,246	2,299,582
Copart, Inc.*	26,691	1,531,797

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (continued)

	Shares	Value
Commercial Services & Supplies (continued)
Republic Services, Inc.	27,082	$1,962,903
Stericycle, Inc.*	11,133	777,751
Waste Management, Inc.	51,750	4,657,500

		11,229,533

Communications Equipment 1.0%
Cisco Systems, Inc.	607,130	25,675,528
F5 Networks, Inc.*	7,906	1,354,930
Juniper Networks, Inc.	45,450	1,197,153
Motorola Solutions, Inc.	21,011	2,548,634

		30,776,245

Construction & Engineering 0.1%
Fluor Corp.	18,596	953,045
Jacobs Engineering Group, Inc.	15,602	1,055,163
Quanta Services, Inc.*	19,520	665,047

		2,673,255

Construction Materials 0.1%
Martin Marietta Materials, Inc.	8,192	1,633,649
Vulcan Materials Co.	17,273	1,934,576

		3,568,225

Consumer Finance 0.7%
American Express Co.	92,292	9,184,900
Capital One Financial Corp.	63,282	5,968,758
Discover Financial Services	45,400	3,242,014
Synchrony Financial	92,298	2,671,104

		21,066,776

Containers & Packaging 0.3%
Avery Dennison Corp.	11,598	1,330,059
Ball Corp.	45,566	1,775,707
International Paper Co.	53,871	2,894,489
Packaging Corp. of America	12,236	1,381,444
Sealed Air Corp.	21,207	934,593
WestRock Co.	33,529	1,944,011

		10,260,303

Distributors 0.1%
Genuine Parts Co.	18,985	1,847,431
LKQ Corp.*	40,285	1,350,353

		3,197,784

Diversified Consumer Services 0.0%†
H&R Block, Inc.	26,819	674,766

Diversified Financial Services 1.6%
Berkshire Hathaway, Inc., Class B*	249,652	49,398,641

Diversified Telecommunication Services 1.9%
AT&T, Inc.	938,538	30,005,060
CenturyLink, Inc.	127,720	2,397,304
Verizon Communications, Inc.	534,644	27,609,016

		60,011,380

Electric Utilities 1.8%
Alliant Energy Corp.	28,988	1,245,614
American Electric Power Co., Inc.	64,074	4,558,224
Duke Energy Corp.	91,197	7,443,499
Edison International	42,566	2,836,173
Entergy Corp.	23,424	1,903,903
Evergy, Inc.	35,493	1,990,802
Eversource Energy	41,092	2,495,106
Exelon Corp.	125,591	5,337,618
FirstEnergy Corp.(a)	58,625	2,077,084
NextEra Energy, Inc.	60,968	10,214,579
PG&E Corp.	67,264	2,897,733
Pinnacle West Capital Corp.	13,881	1,116,449
PPL Corp.	86,208	2,480,204
Southern Co. (The)	131,607	6,396,100
Xcel Energy, Inc.	66,199	3,102,085

		56,095,173

Electrical Equipment 0.5%
AMETEK, Inc.	30,126	2,343,803
Eaton Corp. plc	56,890	4,731,541
Emerson Electric Co.	81,971	5,924,864
Rockwell Automation, Inc.	16,249	3,047,662

		16,047,870

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	39,215	3,666,995
Corning, Inc.	108,040	3,584,767
FLIR Systems, Inc.	18,299	1,072,321
IPG Photonics Corp.*	4,903	804,288
TE Connectivity Ltd.	45,496	4,257,061

		13,385,432

Energy Equipment & Services 0.8%
Baker Hughes a GE Co.	54,019	1,867,977
Halliburton Co.	113,960	4,834,183
Helmerich & Payne, Inc.(a)	14,165	869,023
National Oilwell Varco, Inc.(a)	49,764	2,419,526
Schlumberger Ltd.	178,829	12,074,534
TechnipFMC plc	54,405	1,770,883

		23,836,126

Equity Real Estate Investment Trusts (REITs) 2.7%
Alexandria Real Estate Equities, Inc.	13,309	1,696,099
American Tower Corp.	56,119	8,319,081
Apartment Investment & Management Co., Class A	19,856	846,858
AvalonBay Communities, Inc.	17,980	3,179,763
Boston Properties, Inc.	20,169	2,531,815
Crown Castle International Corp.	53,966	5,981,052
Digital Realty Trust, Inc.	26,839	3,258,791
Duke Realty Corp.	47,155	1,373,154
Equinix, Inc.	10,337	4,540,837
Equity Residential	48,036	3,142,995
Essex Property Trust, Inc.	8,598	2,067,389
Extra Space Storage, Inc.	16,502	1,550,693
Federal Realty Investment Trust	9,645	1,210,448
GGP, Inc.	82,290	1,754,423
HCP, Inc.	61,582	1,594,974
Host Hotels & Resorts, Inc.	97,212	2,035,619
Iron Mountain, Inc.	36,542	1,282,990
Kimco Realty Corp.	55,260	922,289
Macerich Co. (The)	13,769	813,197
Mid-America Apartment Communities, Inc.	14,953	1,506,963
Prologis, Inc.	69,371	4,552,125
Public Storage	19,493	4,246,160
Realty Income Corp.	36,997	2,063,323
Regency Centers Corp.	19,457	1,238,049
SBA Communications Corp.*	15,032	2,378,814
Simon Property Group, Inc.	39,162	6,900,736
SL Green Realty Corp.	11,603	1,196,385
UDR, Inc.	33,835	1,301,971
Ventas, Inc.	46,514	2,622,459
Vornado Realty Trust	22,537	1,620,861
Welltower, Inc.	48,469	3,034,159
Weyerhaeuser Co.	98,459	3,365,329

		84,129,801

Food & Staples Retailing 1.4%
Costco Wholesale Corp.	56,775	12,417,260

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (continued)

	Shares	Value
Food & Staples Retailing (continued)
Kroger Co. (The)	105,746	$3,066,634
Sysco Corp.	61,373	4,124,879
Walgreens Boots Alliance, Inc.	109,607	7,411,625
Walmart, Inc.	187,480	16,728,841

		43,749,239

Food Products 1.1%
Archer-Daniels-Midland Co.	71,400	3,445,764
Campbell Soup Co.(a)	25,512	1,043,441
Conagra Brands, Inc.	51,202	1,879,625
General Mills, Inc.	77,132	3,552,700
Hershey Co. (The)	18,208	1,788,208
Hormel Foods Corp.(a)	35,626	1,281,467
JM Smucker Co. (The)	14,757	1,639,798
Kellogg Co.	32,413	2,302,295
Kraft Heinz Co. (The)	77,718	4,682,509
McCormick & Co., Inc. (Non-Voting)	15,590	1,832,449
Mondelez International, Inc., Class A	189,716	8,229,880
Tyson Foods, Inc., Class A	38,892	2,242,124

		33,920,260

Health Care Equipment & Supplies 3.1%
Abbott Laboratories	226,175	14,823,509
ABIOMED, Inc.*	5,498	1,949,206
Align Technology, Inc.*	9,257	3,301,509
Baxter International, Inc.	64,091	4,643,393
Becton Dickinson and Co.	34,451	8,625,497
Boston Scientific Corp.*	179,506	6,033,197
Cooper Cos., Inc. (The)	6,318	1,645,839
Danaher Corp.	78,829	8,086,279
DENTSPLY SIRONA, Inc.	29,893	1,438,152
Edwards Lifesciences Corp.*	27,419	3,905,837
Hologic, Inc.*	35,377	1,518,027
IDEXX Laboratories, Inc.*	11,339	2,777,261
Intuitive Surgical, Inc.*	14,586	7,412,459
Medtronic plc	174,772	15,769,678
ResMed, Inc.	18,448	1,951,429
Stryker Corp.	41,372	6,753,979
Varian Medical Systems, Inc.*	11,994	1,384,707
Zimmer Biomet Holdings, Inc.	26,444	3,319,251

		95,339,209

Health Care Providers & Services 3.2%
Aetna, Inc.	42,044	7,920,669
AmerisourceBergen Corp.	21,112	1,727,595
Anthem, Inc.	32,818	8,302,954
Cardinal Health, Inc.	40,418	2,018,879
Centene Corp. *	26,693	3,478,899
Cigna Corp.	31,152	5,589,292
CVS Health Corp.	130,970	8,494,714
DaVita, Inc.*	18,464	1,297,650
Envision Healthcare Corp.*	15,636	692,049
Express Scripts Holding Co.*	73,077	5,806,698
HCA Healthcare, Inc.	36,353	4,516,133
Henry Schein, Inc.*	20,038	1,591,218
Humana, Inc.	17,901	5,624,136
Laboratory Corp. of America Holdings*	13,309	2,333,600
McKesson Corp.	26,286	3,301,522
Quest Diagnostics, Inc.	17,663	1,902,658
UnitedHealth Group, Inc.	124,613	31,554,504
Universal Health Services, Inc., Class B	11,518	1,406,348

		97,559,518

Health Care Technology 0.1%
Cerner Corp.*	41,178	2,556,330

Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	52,814	3,128,701
Chipotle Mexican Grill, Inc.*	3,173	1,376,003
Darden Restaurants, Inc.	16,150	1,727,081
Hilton Worldwide Holdings, Inc.	36,347	2,859,055
Marriott International, Inc., Class A	37,384	4,779,171
McDonald’s Corp.	101,345	15,965,891
MGM Resorts International	65,191	2,045,042
Norwegian Cruise Line Holdings Ltd.*	26,962	1,348,909
Royal Caribbean Cruises Ltd.	22,038	2,485,005
Starbucks Corp.(a)	177,824	9,316,199
Wynn Resorts Ltd.	11,016	1,837,249
Yum! Brands, Inc.	42,049	3,334,065

		50,202,371

Household Durables 0.4%
DR Horton, Inc.	44,681	1,952,560
Garmin Ltd.	14,183	885,728
Leggett & Platt, Inc.	16,526	720,038
Lennar Corp., Class A	35,387	1,849,678
Mohawk Industries, Inc.*	8,242	1,552,463
Newell Brands, Inc.	63,984	1,675,741
PulteGroup, Inc.	33,929	966,637
Whirlpool Corp.	8,378	1,098,356

		10,701,201

Household Products 1.4%
Church & Dwight Co., Inc.	31,834	1,779,521
Clorox Co. (The)	16,848	2,277,344
Colgate-Palmolive Co.	112,277	7,523,682
Kimberly-Clark Corp.	44,355	5,050,260
Procter & Gamble Co. (The)	325,731	26,345,123

		42,975,930

Independent Power and Renewable Electricity Producers 0.1%
AES Corp.(a)	86,044	1,149,548
NRG Energy, Inc.	38,917	1,232,501

		2,382,049

Industrial Conglomerates 1.7%
3M Co.	76,682	16,281,122
General Electric Co.	1,121,418	15,284,927
Honeywell International, Inc.	96,581	15,419,157
Roper Technologies, Inc.	13,421	4,051,800

		51,037,006

Insurance 2.4%
Aflac, Inc.	99,869	4,647,903
Allstate Corp. (The)	45,727	4,349,552
American International Group, Inc.	116,783	6,447,590
Aon plc	31,810	4,566,326
Arthur J Gallagher & Co.	23,712	1,691,851
Assurant, Inc.	6,630	731,289
Brighthouse Financial, Inc.*	12,116	526,198
Chubb Ltd.	59,831	8,359,587
Cincinnati Financial Corp.	19,761	1,494,524
Everest Re Group Ltd.	5,406	1,180,400
Hartford Financial Services Group, Inc. (The)	46,830	2,467,941
Lincoln National Corp.	28,592	1,947,115
Loews Corp.	34,064	1,729,770
Marsh & McLennan Cos., Inc.(a)	65,298	5,443,241
MetLife, Inc.	132,245	6,048,886
Principal Financial Group, Inc.	35,162	2,042,209
Progressive Corp. (The)	75,764	4,546,598
Prudential Financial, Inc.	54,640	5,513,722
Torchmark Corp.	13,822	1,217,304

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (continued)

	Shares	Value
Insurance (continued)
Travelers Cos., Inc. (The)	35,116	$4,569,996
Unum Group	29,546	1,173,863
Willis Towers Watson plc	17,190	2,740,430
XL Group Ltd.	33,431	1,879,825

		75,316,120

Internet & Direct Marketing Retail 4.1%
Amazon.com, Inc.*	52,122	92,643,728
Booking Holdings, Inc.*	6,207	12,592,265
Expedia Group, Inc.	15,724	2,104,500
Netflix, Inc.*	56,176	18,956,591
TripAdvisor, Inc.*	13,914	806,873

		127,103,957

Internet Software & Services 5.1%
Akamai Technologies, Inc.*	22,048	1,659,332
Alphabet, Inc., Class A*	38,600	47,370,692
Alphabet, Inc., Class C*	39,361	47,912,571
eBay, Inc.*	120,259	4,022,664
Facebook, Inc., Class A*	310,485	53,583,501
Twitter, Inc.*	85,188	2,714,942
VeriSign, Inc.*	12,495	1,814,649

		159,078,351

IT Services 4.4%
Accenture plc, Class A	83,288	13,270,277
Alliance Data Systems Corp.	6,259	1,407,524
Automatic Data Processing, Inc.	56,746	7,660,143
Broadridge Financial Solutions, Inc.	15,272	1,725,431
Cognizant Technology Solutions Corp., Class A	75,470	6,150,805
DXC Technology Co.	36,298	3,075,892
Fidelity National Information Services, Inc.	43,106	4,445,522
Fiserv, Inc.*	53,265	4,020,442
FleetCor Technologies, Inc.*	11,661	2,530,437
Gartner, Inc.*	11,892	1,610,534
Global Payments, Inc.	20,756	2,336,503
International Business Machines Corp.(a)	110,197	15,970,851
Mastercard, Inc., Class A	118,821	23,526,558
Paychex, Inc.	41,598	2,871,094
PayPal Holdings, Inc.*	143,931	11,822,492
Total System Services, Inc.	21,723	1,988,523
Visa, Inc., Class A	231,519	31,657,908
Western Union Co. (The)(a)	60,170	1,213,027

		137,283,963

Leisure Products 0.1%
Hasbro, Inc.	14,818	1,476,021
Mattel, Inc.(a)	44,755	710,262

		2,186,283

Life Sciences Tools & Services 0.9%
Agilent Technologies, Inc.	41,795	2,760,142
Illumina, Inc.*	19,124	6,203,060
IQVIA Holdings, Inc.*	21,056	2,567,569
Mettler-Toledo International, Inc.*	3,292	1,950,543
PerkinElmer, Inc.	14,615	1,157,216
Thermo Fisher Scientific, Inc.	51,743	12,135,286
Waters Corp.*	10,264	2,024,779

		28,798,595

Machinery 1.5%
Caterpillar, Inc.	76,911	11,059,802
Cummins, Inc.	20,150	2,877,621
Deere & Co.	42,188	6,108,401
Dover Corp.	20,263	1,681,424
Flowserve Corp.	16,841	746,562
Fortive Corp.	39,932	3,277,619
Illinois Tool Works, Inc.	38,724	5,550,311
Ingersoll-Rand plc	32,233	3,175,273
PACCAR, Inc.	45,642	2,999,592
Parker-Hannifin Corp.	16,410	2,774,110
Pentair plc	21,500	959,975
Snap-on, Inc.	7,148	1,212,229
Stanley Black & Decker, Inc.	20,075	3,000,610
Xylem, Inc.	23,339	1,786,834

		47,210,363

Media 2.2%
CBS Corp. (Non-Voting), Class B	44,425	2,339,865
Charter Communications, Inc., Class A*	23,759	7,236,516
Comcast Corp., Class A	592,949	21,215,715
Discovery, Inc., Class A*(a)	20,302	539,627
Discovery, Inc., Class C*	44,128	1,083,343
DISH Network Corp., Class A*	29,957	945,443
Interpublic Group of Cos., Inc. (The)	51,254	1,155,778
News Corp., Class A	48,327	728,288
News Corp., Class B	15,246	233,264
Omnicom Group, Inc.	29,569	2,035,234
Twenty-First Century Fox, Inc., Class A	136,065	6,122,925
Twenty-First Century Fox, Inc., Class B	57,136	2,537,981
Viacom, Inc., Class B	46,189	1,341,790
Walt Disney Co. (The)(a)	192,230	21,829,639

		69,345,408

Metals & Mining 0.3%
Freeport-McMoRan, Inc.	176,130	2,906,145
Newmont Mining Corp.	69,377	2,544,749
Nucor Corp.	41,681	2,789,709

		8,240,603

Multiline Retail 0.5%
Dollar General Corp.	33,048	3,243,661
Dollar Tree, Inc.*	30,952	2,825,299
Kohl’s Corp.	22,061	1,629,646
Macy’s, Inc.	40,297	1,601,000
Nordstrom, Inc.	15,066	789,609
Target Corp.	69,358	5,595,803

		15,685,018

Multi-Utilities 0.9%
Ameren Corp.	31,698	1,967,178
CenterPoint Energy, Inc.	55,833	1,590,124
CMS Energy Corp.	36,776	1,777,752
Consolidated Edison, Inc.	39,693	3,132,968
Dominion Energy, Inc.	83,396	5,980,327
DTE Energy Co.	23,580	2,559,373
NiSource, Inc.	44,855	1,174,304
Public Service Enterprise Group, Inc.	63,579	3,278,133
SCANA Corp.	19,197	767,688
Sempra Energy(a)	34,363	3,972,019
WEC Energy Group, Inc.	41,050	2,724,489

		28,924,355

Oil, Gas & Consumable Fuels 5.4%
Anadarko Petroleum Corp.	66,995	4,900,684
Andeavor	18,034	2,706,182
Apache Corp.	49,836	2,292,456
Cabot Oil & Gas Corp.	58,736	1,380,296
Chevron Corp.	247,036	31,193,236
Cimarex Energy Co.	12,272	1,210,019
Concho Resources, Inc.*	24,722	3,605,704

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (continued)

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	151,143	$10,907,990
Devon Energy Corp.	68,091	3,064,776
EOG Resources, Inc.	74,696	9,631,302
EQT Corp.	32,722	1,625,629
Exxon Mobil Corp.	547,778	44,649,385
Hess Corp.	34,229	2,246,449
HollyFrontier Corp.	23,206	1,730,704
Kinder Morgan, Inc.	246,818	4,388,424
Marathon Oil Corp.	111,450	2,353,824
Marathon Petroleum Corp.	58,704	4,745,044
Newfield Exploration Co.*	25,983	746,232
Noble Energy, Inc.	62,786	2,265,947
Occidental Petroleum Corp.	98,710	8,284,730
ONEOK, Inc.	53,479	3,767,061
Phillips 66	54,600	6,734,364
Pioneer Natural Resources Co.	21,763	4,119,083
Valero Energy Corp.	56,061	6,634,819
Williams Cos., Inc. (The)	107,677	3,203,391

		168,387,731

Personal Products 0.2%
Coty, Inc., Class A	62,224	834,424
Estee Lauder Cos., Inc. (The), Class A	28,793	3,885,327

		4,719,751

Pharmaceuticals 4.6%
Allergan plc	43,549	8,016,935
Bristol-Myers Squibb Co.	211,248	12,410,820
Eli Lilly & Co.	123,097	12,163,215
Johnson & Johnson	347,361	46,032,280
Merck & Co., Inc.	347,796	22,909,322
Mylan NV*	66,923	2,496,897
Nektar Therapeutics*	21,121	1,110,965
Perrigo Co. plc	16,729	1,347,019
Pfizer, Inc.	758,992	30,306,551
Zoetis, Inc.	62,948	5,443,743

		142,237,747

Professional Services 0.3%
Equifax, Inc.	15,678	1,967,589
IHS Markit Ltd.*	46,327	2,456,721
Nielsen Holdings plc	43,554	1,026,132
Robert Half International, Inc.	16,075	1,217,842
Verisk Analytics, Inc.*	20,144	2,228,329

		8,896,613

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A*	39,245	1,954,401

Road & Rail 1.0%
CSX Corp.	112,949	7,983,236
JB Hunt Transport Services, Inc.	11,202	1,343,120
Kansas City Southern	12,371	1,438,376
Norfolk Southern Corp.	36,731	6,207,539
Union Pacific Corp.	100,298	15,033,667

		32,005,938

Semiconductors & Semiconductor Equipment 4.0%
Advanced Micro Devices, Inc.*(a)	107,196	1,964,903
Analog Devices, Inc.	48,252	4,638,947
Applied Materials, Inc.	129,317	6,288,686
Broadcom, Inc.	51,865	11,502,101
Intel Corp.	602,827	28,995,979
KLA-Tencor Corp.	20,370	2,391,845
Lam Research Corp.	21,341	4,068,448
Microchip Technology, Inc.(a)	30,577	2,856,809
Micron Technology, Inc.*	149,667	7,900,921
NVIDIA Corp.	78,472	19,214,654
Qorvo, Inc.*	16,456	1,345,442
QUALCOMM, Inc.	191,333	12,262,532
Skyworks Solutions, Inc.	23,686	2,240,222
Texas Instruments, Inc.	126,322	14,062,165
Xilinx, Inc.	32,966	2,375,860

		122,109,514

Software 6.1%
Activision Blizzard, Inc.	97,871	7,185,689
Adobe Systems, Inc.*	63,611	15,564,340
ANSYS, Inc.*	10,975	1,853,458
Autodesk, Inc.*	28,398	3,647,439
CA, Inc.	41,111	1,817,517
Cadence Design Systems, Inc.*	36,986	1,630,713
Citrix Systems, Inc.*	16,631	1,828,911
Electronic Arts, Inc.*	39,486	5,083,823
Intuit, Inc.	31,409	6,414,974
Microsoft Corp.	995,152	105,565,724
Oracle Corp.	385,366	18,374,251
Red Hat, Inc.*	23,114	3,264,390
salesforce.com, Inc.*	90,816	12,455,414
Symantec Corp.	80,790	1,633,574
Synopsys, Inc.*	17,840	1,595,431
Take-Two Interactive Software, Inc.*	14,868	1,680,381

		189,596,029

Specialty Retail 2.3%
Advance Auto Parts, Inc.	9,622	1,358,915
AutoZone, Inc.*	3,491	2,463,005
Best Buy Co., Inc.	31,906	2,393,907
CarMax, Inc.*	23,166	1,730,037
Foot Locker, Inc.	15,547	758,849
Gap, Inc. (The)	28,859	870,676
Home Depot, Inc. (The)	148,802	29,391,371
L Brands, Inc.	31,395	994,280
Lowe’s Cos., Inc.	105,895	10,519,609
O’Reilly Automotive, Inc.*	10,656	3,260,736
Ross Stores, Inc.	49,318	4,311,873
Tiffany & Co.	13,254	1,823,220
TJX Cos., Inc. (The)	80,394	7,819,121
Tractor Supply Co.	15,875	1,238,885
Ulta Beauty, Inc.*	7,438	1,817,773

		70,752,257

Technology Hardware, Storage & Peripherals 4.4%
Apple, Inc.	635,936	121,012,261
Hewlett Packard Enterprise Co.	199,628	3,082,256
HP, Inc.	213,447	4,926,357
NetApp, Inc.	34,835	2,700,409
Seagate Technology plc	37,253	1,960,253
Western Digital Corp.	38,930	2,730,940
Xerox Corp.	27,800	721,966

		137,134,442

Textiles, Apparel & Luxury Goods 0.8%
Hanesbrands, Inc.(a)	46,882	1,043,593
Michael Kors Holdings Ltd.*	19,500	1,301,235
NIKE, Inc., Class B	165,425	12,722,837
PVH Corp.	10,001	1,535,353
Ralph Lauren Corp.	7,243	977,660
Tapestry, Inc.	37,443	1,764,314
Under Armour, Inc., Class A*(a)	24,819	495,636
Under Armour, Inc., Class C*(a)	24,503	459,186

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (continued)

	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
VF Corp.	42,483	$3,911,410

		24,211,224

Tobacco 1.0%
Altria Group, Inc.	244,271	14,333,822
Philip Morris International, Inc.	200,707	17,321,014

		31,654,836

Trading Companies & Distributors 0.2%
Fastenal Co.	37,390	2,128,613
United Rentals, Inc.*	10,875	1,618,200
WW Grainger, Inc.	6,632	2,298,386

		6,045,199

Water Utilities 0.1%
American Water Works Co., Inc.	23,137	2,041,840

Total Common Stocks (cost $1,776,296,420)		3,087,185,958

Short-Term Investment 0.0%†

	Shares	Value
Money Market Fund 0.0%†
Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.84%(b)(c)	849,156	849,156

Total Short-Term Investment (cost $849,156)		849,156

Repurchase Agreement 0.2%

	Principal Amount	Value
BNP Paribas Securities Corp., 1.91%, dated 7/31/2018, due 8/1/2018, repurchase price $7,638,813, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.75%, maturing 2/15/2019 - 5/15/2024; total market value $7,791,176.(c)	$7,638,408	7,638,408
Total Repurchase Agreement (cost $7,638,408)		7,638,408

Total Investments (cost $1,784,783,984) — 100.0%		3,095,673,522
Liabilities in excess of other assets — 0.0%		(597,978)

NET ASSETS — 100.0%		$3,095,075,544

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $84,510,443, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $849,156 and $7,638,408, respectively, and by $78,229,943 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% - 8.75%, and maturity dates ranging from 9/30/2018 - 2/15/2043; total value of $86,717,507.

(b)	Represents 7-day effective yield as of July 31, 2018.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2018 was $8,487,564.
†	Amount rounds to less than 0.1%.

REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide S&P 500 Index Fund

Futures contracts outstanding as of July 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	71	9/2018	USD	10,000,705	144,826

					144,826

At July 31, 2018, the Fund has $402,200 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide S&P 500 Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$3,087,185,958	$—	$—	$3,087,185,958
Futures Contracts	144,826	—	—	144,826
Repurchase Agreement	—	7,638,408	—	7,638,408
Short-Term Investment	849,156	—	—	849,156

Total	$3,088,179,940	$7,638,408	$—	$3,095,818,348

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide S&P 500 Index Fund

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2018

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$144,826

Total		$144,826

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

July 31, 2018 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks 98.6%

	Shares	Value
Aerospace & Defense 1.3%
AAR Corp.	6,373	$302,144
Aerojet Rocketdyne Holdings, Inc.*	13,712	462,094
Aerovironment, Inc.*	4,161	306,291
Astronics Corp.*	4,158	170,520
Axon Enterprise, Inc.*	10,312	700,494
Cubic Corp.	4,973	338,661
Ducommun, Inc.*	2,062	68,727
Engility Holdings, Inc.*	3,524	121,930
Esterline Technologies Corp.*	5,150	439,295
KeyW Holding Corp. (The)*(a)	9,412	83,484
KLX, Inc.*	9,858	720,127
Kratos Defense & Security Solutions, Inc.*(a)	17,256	222,948
Maxar Technologies Ltd.	11,112	544,155
Mercury Systems, Inc.*	9,222	384,834
Moog, Inc., Class A	6,299	472,488
National Presto Industries, Inc.(a)	969	120,786
Sparton Corp.*	1,872	27,949
Triumph Group, Inc.	9,569	199,514
Vectrus, Inc.*	2,181	68,505

		5,754,946

Air Freight & Logistics 0.3%
Air Transport Services Group, Inc.*	11,437	257,676
Atlas Air Worldwide Holdings, Inc.*	4,650	311,782
Echo Global Logistics, Inc.*	5,489	189,096
Forward Air Corp.	5,781	369,406
Hub Group, Inc., Class A*	6,418	297,795
Park-Ohio Holdings Corp.	1,734	64,938
Radiant Logistics, Inc.*	7,402	29,534

		1,520,227

Airlines 0.4%
Allegiant Travel Co.	2,537	313,573
Hawaiian Holdings, Inc.	9,929	398,153
SkyWest, Inc.	10,016	599,958
Spirit Airlines, Inc.*(a)	13,506	586,701

		1,898,385

Auto Components 1.0%
American Axle & Manufacturing Holdings, Inc.*	21,910	366,335
Cooper Tire & Rubber Co.(a)	9,997	285,414
Cooper-Standard Holdings, Inc.*	3,522	474,766
Dana, Inc.	28,756	613,940
Dorman Products, Inc.*	5,279	394,236
Fox Factory Holding Corp.*	7,071	351,429
Gentherm, Inc.*	7,222	327,157
LCI Industries	4,819	443,107
Modine Manufacturing Co.*	9,722	169,649
Motorcar Parts of America, Inc.*(a)	3,722	80,395
Shiloh Industries, Inc.*	2,834	23,380
Standard Motor Products, Inc.	4,186	204,026
Stoneridge, Inc.*	5,391	183,294
Superior Industries International, Inc.	4,813	88,318
Tenneco, Inc.	10,026	462,199
Tower International, Inc.	3,863	124,775

		4,592,420

Automobiles 0.1%
Winnebago Industries, Inc.	6,119	244,148

Banks 9.8%
1st Constitution Bancorp	1,351	30,060
1st Source Corp.	3,098	175,223
Access National Corp.	2,911	80,868
ACNB Corp.	1,238	42,463
Allegiance Bancshares, Inc.*	2,238	100,598
American National Bankshares, Inc.	1,606	64,722
Ameris Bancorp	7,827	364,738
Ames National Corp.	1,708	53,717
Arrow Financial Corp.	2,350	90,945
Atlantic Capital Bancshares, Inc.*	4,951	88,375
Auburn National Bancorporation, Inc.	451	21,869
Banc of California, Inc.(a)	8,493	169,860
BancFirst Corp.	3,556	220,828
Bancorp, Inc. (The)*	9,616	93,371
BancorpSouth Bank	18,841	619,869
Bank of Commerce Holdings	3,105	38,812
Bank of Marin Bancorp	1,319	117,193
Bank of NT Butterfield & Son Ltd. (The)	10,689	528,678
Bank of Princeton (The)*	1,143	38,759
Bankwell Financial Group, Inc.	1,184	38,480
Banner Corp.	6,291	396,144
Bar Harbor Bankshares	2,961	85,780
Baycom Corp.*	1,992	48,326
BCB Bancorp, Inc.	2,741	40,841
Berkshire Hills Bancorp, Inc.	7,993	324,516
Blue Hills Bancorp, Inc.	4,672	102,317
Boston Private Financial Holdings, Inc.	16,353	235,483
Bridge Bancorp, Inc.	3,364	120,431
Brookline Bancorp, Inc.	15,485	281,827
Bryn Mawr Bank Corp.	3,915	191,248
BSB Bancorp, Inc.*	1,649	55,571
Business First Bancshares, Inc.	1,872	48,391
Byline Bancorp, Inc.*	3,192	71,948
C&F Financial Corp.	618	38,625
Cadence Bancorp	11,715	318,999
Cambridge Bancorp	666	59,907
Camden National Corp.	3,000	138,300
Capital City Bank Group, Inc.	2,188	52,993
Capstar Financial Holdings, Inc.	1,697	30,376
Carolina Financial Corp.	3,900	162,825
Cathay General Bancorp(a)	15,281	635,537
CB Financial Services, Inc.	885	29,028
CBTX, Inc.(a)	3,656	136,661
CenterState Bank Corp.	16,220	450,105
Central Pacific Financial Corp.	5,207	143,505
Central Valley Community Bancorp	2,373	50,996
Century Bancorp, Inc., Class A	576	44,554
Chemical Financial Corp.	14,014	795,995
Chemung Financial Corp.	636	28,595
Citizens & Northern Corp.	2,354	63,746
City Holding Co.(a)	2,969	238,945
Civista Bancshares, Inc.	1,971	48,743
CNB Financial Corp.	2,912	90,301
CoBiz Financial, Inc.	7,558	165,520
Codorus Valley Bancorp, Inc.	1,694	52,904
Columbia Banking System, Inc.	14,389	588,942
Community Bank System, Inc.	9,872	624,404
Community Bankers Trust Corp.*	4,310	40,945
Community Financial Corp. (The)	1,019	35,431
Community Trust Bancorp, Inc.	3,074	150,088
ConnectOne Bancorp, Inc.	5,957	147,734
County Bancorp, Inc.	937	24,774
Customers Bancorp, Inc.*	5,792	147,522
CVB Financial Corp.	20,642	493,757
Eagle Bancorp, Inc.*	6,277	339,272

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Banks (continued)
Enterprise Bancorp, Inc.	1,871	$71,079
Enterprise Financial Services Corp.	4,482	252,112
Equity Bancshares, Inc., Class A*	2,601	105,340
Esquire Financial Holdings, Inc.*	1,020	26,051
Evans Bancorp, Inc.	910	42,633
Farmers & Merchants Bancorp, Inc.(a)	1,740	81,154
Farmers Capital Bank Corp.	1,438	80,959
Farmers National Banc Corp.	5,086	81,249
FB Financial Corp.	2,543	108,230
FCB Financial Holdings, Inc., Class A*	8,335	425,085
Fidelity D&D Bancorp, Inc.	437	27,509
Fidelity Southern Corp.	4,328	103,569
Financial Institutions, Inc.	3,099	98,238
First Bancorp	5,720	236,922
First Bancorp, Inc.	2,022	61,671
First Bancorp/PR*	42,013	345,347
First Bancshares, Inc. (The)	2,392	92,212
First Bank	2,632	37,243
First Busey Corp.	8,603	272,887
First Business Financial Services, Inc.	1,608	38,206
First Choice Bancorp	1,138	32,661
First Commonwealth Financial Corp.	19,556	329,910
First Community Bancshares, Inc.	3,308	107,609
First Community Corp.(a)	1,359	33,635
First Connecticut Bancorp, Inc.	2,774	86,271
First Financial Bancorp	18,759	569,336
First Financial Bankshares, Inc.(a)	12,777	723,178
First Financial Corp.	2,533	130,196
First Financial Northwest, Inc.	1,476	26,066
First Foundation, Inc.*	6,442	101,268
First Guaranty Bancshares, Inc.	1,030	27,192
First Internet Bancorp	1,559	49,576
First Interstate BancSystem, Inc., Class A	6,537	282,072
First Merchants Corp.	9,660	455,952
First Mid-Illinois Bancshares, Inc.	2,321	93,560
First Midwest Bancorp, Inc.	20,132	536,920
First Northwest Bancorp*	1,944	31,454
First of Long Island Corp. (The)	4,698	102,416
First United Corp.	1,299	24,291
Flushing Financial Corp.	5,420	135,934
Franklin Financial Network, Inc.*	2,531	99,089
Fulton Financial Corp.	34,017	590,195
German American Bancorp, Inc.	4,166	152,642
Glacier Bancorp, Inc.	16,696	712,919
Great Southern Bancorp, Inc.	2,132	125,895
Great Western Bancorp, Inc.	11,686	489,059
Green Bancorp, Inc.	4,517	109,763
Guaranty Bancorp	5,016	150,731
Guaranty Bancshares, Inc.	1,505	47,197
Hancock Whitney Corp.	16,741	841,235
Hanmi Financial Corp.	6,264	156,913
HarborOne Bancorp, Inc.*	2,566	47,086
Heartland Financial USA, Inc.	5,782	339,693
Heritage Commerce Corp.	7,853	119,601
Heritage Financial Corp.	6,660	233,433
Hilltop Holdings, Inc.	14,474	301,059
Home BancShares, Inc.	31,298	725,801
HomeTrust Bancshares, Inc.*	3,257	94,779
Hope Bancorp, Inc.	25,827	433,377
Horizon Bancorp, Inc.	7,222	151,734
Howard Bancorp, Inc.*	2,538	40,862
IBERIABANK Corp.	11,028	916,427
Independent Bank Corp.	9,668	578,284
Independent Bank Group, Inc.	4,183	280,679
International Bancshares Corp.	10,923	485,527
Investar Holding Corp.	1,621	43,443
Investors Bancorp, Inc.	49,081	614,494
Lakeland Bancorp, Inc.	8,910	172,854
Lakeland Financial Corp.	4,853	235,322
LCNB Corp.	1,796	33,406
LegacyTexas Financial Group, Inc.	9,427	413,185
Level One Bancorp, Inc.	325	8,938
Live Oak Bancshares, Inc.	5,036	143,274
Macatawa Bank Corp.	5,325	65,338
MB Financial, Inc.	16,296	789,541
MBT Financial Corp.	3,554	40,516
Mercantile Bank Corp.	3,170	112,598
Metropolitan Bank Holding Corp.*	1,287	63,243
Mid Penn Bancorp, Inc.	703	23,058
Middlefield Banc Corp.	504	25,553
Midland States Bancorp, Inc.	4,127	138,997
MidSouth Bancorp, Inc.	2,843	40,228
MidWestOne Financial Group, Inc.	2,182	70,173
MutualFirst Financial, Inc.	1,226	47,078
MVB Financial Corp.	1,536	25,344
National Bank Holdings Corp., Class A	5,607	221,925
National Bankshares, Inc.(a)	1,338	63,221
National Commerce Corp.*	2,914	127,050
NBT Bancorp, Inc.	8,449	339,988
Nicolet Bankshares, Inc.*	1,582	87,564
Northeast Bancorp	1,443	30,952
Northrim BanCorp, Inc.	1,332	53,680
Norwood Financial Corp.	1,148	43,165
Oak Valley Bancorp	1,056	23,158
OFG Bancorp(a)	8,459	140,842
Ohio Valley Banc Corp.(a)	808	39,511
Old Line Bancshares, Inc.	3,030	103,868
Old National Bancorp	29,720	578,054
Old Second Bancorp, Inc.	5,681	88,056
Opus Bank	3,901	110,398
Origin Bancorp, Inc.(a)	3,193	129,700
Orrstown Financial Services, Inc.	1,404	36,925
Pacific Mercantile Bancorp*	3,174	31,105
Pacific Premier Bancorp, Inc.*	8,968	331,816
Park National Corp.	2,646	289,790
Parke Bancorp, Inc.	1,506	35,542
Peapack Gladstone Financial Corp.	3,660	120,341
Penns Woods Bancorp, Inc.	911	41,542
Peoples Bancorp of North Carolina, Inc.	890	27,937
Peoples Bancorp, Inc.	3,459	125,285
Peoples Financial Services Corp.(a)	1,353	62,373
People’s Utah Bancorp	2,985	108,505
Preferred Bank	2,760	171,782
Premier Financial Bancorp, Inc.	2,375	45,149
QCR Holdings, Inc.	2,558	111,145
RBB Bancorp	2,689	81,127
Reliant Bancorp, Inc.	1,940	53,757
Renasant Corp.	9,513	425,041
Republic Bancorp, Inc., Class A	1,895	90,714
Republic First Bancorp, Inc.*	8,471	66,921
S&T Bancorp, Inc.	6,789	303,876
Sandy Spring Bancorp, Inc.	6,809	266,300
SB One Bancorp	1,361	38,993
Seacoast Banking Corp. of Florida*	8,977	263,116
Select Bancorp, Inc.*	1,709	22,234
ServisFirst Bancshares, Inc.	9,177	387,728
Shore Bancshares, Inc.	2,481	47,933
Sierra Bancorp	2,651	78,311
Simmons First National Corp., Class A	17,765	529,397
SmartFinancial, Inc.*	2,188	56,232
South State Corp.	7,186	601,468
Southern First Bancshares, Inc.*	1,298	57,047

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Banks (continued)
Southern National Bancorp of Virginia, Inc.	4,190	$73,493
Southside Bancshares, Inc.	6,532	223,982
Spirit of Texas Bancshares, Inc.*	427	9,343
State Bank Financial Corp.	7,533	236,913
Stock Yards Bancorp, Inc.	4,265	162,710
Summit Financial Group, Inc.	2,149	55,014
Tompkins Financial Corp.	2,902	248,643
Towne Bank	12,987	419,480
TriCo Bancshares	5,062	196,507
TriState Capital Holdings, Inc.*	4,358	128,125
Triumph Bancorp, Inc.*	4,711	180,667
Trustmark Corp.	13,348	469,716
UMB Financial Corp.	8,911	640,612
Union Bankshares Corp.	12,865	521,161
Union Bankshares, Inc.	773	40,853
United Bankshares, Inc.	19,928	736,340
United Community Banks, Inc.	15,393	462,252
United Security Bancshares	2,471	26,563
Unity Bancorp, Inc.	1,537	37,503
Univest Corp. of Pennsylvania	5,708	155,828
Valley National Bancorp	63,346	737,981
Veritex Holdings, Inc.*	4,497	138,598
Washington Trust Bancorp, Inc.	2,929	171,200
WesBanco, Inc.	8,749	427,564
West Bancorporation, Inc.	3,140	77,872
Westamerica Bancorp(a)	5,131	307,963

		43,127,483

Beverages 0.3%
Boston Beer Co., Inc. (The), Class A*	1,647	452,842
Castle Brands, Inc.*(a)	15,717	19,332
Celsius Holdings, Inc.*(a)	4,451	19,006
Coca-Cola Bottling Co. Consolidated	923	133,946
Craft Brew Alliance, Inc.*	2,498	49,460
MGP Ingredients, Inc.(a)	2,595	212,972
National Beverage Corp.*(a)	2,306	243,306
Primo Water Corp.*	5,464	95,893

		1,226,757

Biotechnology 6.4%
Abeona Therapeutics, Inc.*(a)	6,063	87,610
ACADIA Pharmaceuticals, Inc.*(a)	19,340	291,841
Acceleron Pharma, Inc.*	7,607	331,361
Achaogen, Inc.*(a)	5,947	42,343
Achillion Pharmaceuticals, Inc.*	25,494	65,775
Acorda Therapeutics, Inc.*	8,553	213,397
Adamas Pharmaceuticals, Inc.*(a)	4,316	102,634
ADMA Biologics, Inc.*	3,702	24,137
Aduro Biotech, Inc.*	12,612	73,780
Adverum Biotechnologies, Inc.*	10,684	50,215
Aeglea BioTherapeutics, Inc.*	3,191	26,836
Agenus, Inc.*(a)	14,603	26,723
Aimmune Therapeutics, Inc.*	8,500	245,820
Akebia Therapeutics, Inc.*	9,923	102,207
Albireo Pharma, Inc.*	1,786	56,348
Alder Biopharmaceuticals, Inc.*(a)	11,309	214,306
Aldeyra Therapeutics, Inc.*	3,115	21,649
Allena Pharmaceuticals, Inc.*	2,281	24,430
AMAG Pharmaceuticals, Inc.*(a)	6,900	152,145
Amicus Therapeutics, Inc.*	37,139	540,372
AnaptysBio, Inc.*(a)	3,643	285,320
Anthera Pharmaceuticals, Inc.*	—	0
Apellis Pharmaceuticals, Inc.*	7,089	130,438
Arbutus Biopharma Corp.*	6,917	76,779
Arcus Biosciences, Inc.*	1,020	11,934
Ardelyx, Inc.*	6,536	26,471
Arena Pharmaceuticals, Inc.*	9,743	375,982
ArQule, Inc.*	16,992	84,620
Array BioPharma, Inc.*	40,007	615,708
Arrowhead Pharmaceuticals, Inc.*(a)	17,074	248,768
Arsanis, Inc.*	771	1,943
Atara Biotherapeutics, Inc.*(a)	7,981	299,687
Athenex, Inc.*(a)	8,249	158,958
Athersys, Inc.*(a)	23,124	46,248
Audentes Therapeutics, Inc.*	6,281	236,480
AVEO Pharmaceuticals, Inc.*(a)	19,925	42,440
Avid Bioservices, Inc.*	9,886	55,065
Bellicum Pharmaceuticals, Inc.*(a)	7,821	49,742
BioCryst Pharmaceuticals, Inc.*	19,149	112,979
Biohaven Pharmaceutical Holding Co. Ltd.*	5,367	185,269
BioSpecifics Technologies Corp.*	1,119	50,914
BioTime, Inc.*(a)	16,022	41,657
Blueprint Medicines Corp.*	8,117	483,286
Calithera Biosciences, Inc.*	5,988	26,647
Calyxt, Inc.*	858	15,066
Cara Therapeutics, Inc.*	5,221	93,613
CareDx, Inc.*	6,330	85,202
CASI Pharmaceuticals, Inc.*	9,781	71,401
Catalyst Biosciences, Inc.*	2,331	23,030
Catalyst Pharmaceuticals, Inc.*	19,319	55,832
Celcuity, Inc.*	1,139	27,997
Cellular Biomedicine Group, Inc.*	2,001	45,323
ChemoCentryx, Inc.*	4,116	47,581
Chimerix, Inc.*	9,136	40,838
Clovis Oncology, Inc.*	9,350	412,709
Cohbar, Inc.Reg. S*	4,353	24,899
Coherus Biosciences, Inc.*	9,200	175,260
Concert Pharmaceuticals, Inc.*	4,210	67,318
Corbus Pharmaceuticals Holdings, Inc.*(a)	9,472	47,834
Corvus Pharmaceuticals, Inc.*	2,713	26,777
CTI BioPharma Corp.*	9,963	22,118
Cue Biopharma, Inc.*	3,470	31,438
Cytokinetics, Inc.*	9,189	67,539
CytomX Therapeutics, Inc.*	7,567	199,315
Deciphera Pharmaceuticals, Inc.*	1,410	48,504
Denali Therapeutics, Inc.*(a)	3,450	43,436
Dicerna Pharmaceuticals, Inc.*	8,710	109,746
Dynavax Technologies Corp.*	12,241	165,254
Eagle Pharmaceuticals, Inc.*(a)	2,050	162,463
Editas Medicine, Inc.*	8,963	266,560
Emergent BioSolutions, Inc.*	8,759	476,052
Enanta Pharmaceuticals, Inc.*	3,292	321,036
Epizyme, Inc.*	10,278	132,586
Esperion Therapeutics, Inc.*(a)	4,494	201,960
Evelo Biosciences, Inc.*	1,063	13,436
Fate Therapeutics, Inc.*(a)	9,869	88,130
Fennec Pharmaceuticals, Inc.*	2,205	20,286
FibroGen, Inc.*	14,670	925,677
Five Prime Therapeutics, Inc.*	6,681	99,547
Flexion Therapeutics, Inc.*(a)	6,598	157,428
Fortress Biotech, Inc.*	6,102	13,607
G1 Therapeutics, Inc.*	4,006	205,708
Genomic Health, Inc.*	4,060	217,941
Geron Corp.*(a)	31,330	112,475
Global Blood Therapeutics, Inc.*	9,809	410,016
GlycoMimetics, Inc.*(a)	6,600	96,954
GTx, Inc.*	901	14,704
Halozyme Therapeutics, Inc.*	24,564	444,608
Heron Therapeutics, Inc.*	12,527	469,136
Homology Medicines, Inc.*(a)	2,053	36,153
Idera Pharmaceuticals, Inc.*	3,448	19,688
Immune Design Corp.*	7,326	27,839
ImmunoGen, Inc.*	25,155	233,942
Immunomedics, Inc.*(a)	25,854	618,686
Inovio Pharmaceuticals, Inc.*	15,918	63,831

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Biotechnology (continued)
Insmed, Inc.*	15,033	$373,871
Insys Therapeutics, Inc.*(a)	5,825	38,795
Intellia Therapeutics, Inc.*(a)	6,522	173,616
Intercept Pharmaceuticals, Inc.*	4,300	391,902
Intrexon Corp.*(a)	13,648	200,080
Invitae Corp.*(a)	12,533	110,792
Iovance Biotherapeutics, Inc.*	16,137	229,145
Ironwood Pharmaceuticals, Inc.*(a)	27,204	524,493
Jounce Therapeutics, Inc.*(a)	2,830	19,980
Kadmon Holdings, Inc.*(a)	13,606	46,260
Karyopharm Therapeutics, Inc.*	9,519	169,248
Keryx Biopharmaceuticals, Inc.*(a)	19,211	81,455
Kindred Biosciences, Inc.*	4,949	67,059
Kura Oncology, Inc.*	4,882	99,105
La Jolla Pharmaceutical Co.*(a)	4,209	139,192
Lexicon Pharmaceuticals, Inc.*(a)	8,421	100,884
Ligand Pharmaceuticals, Inc.*	4,110	897,336
Loxo Oncology, Inc.*	5,209	872,976
MacroGenics, Inc.*	7,710	159,212
Madrigal Pharmaceuticals, Inc.*(a)	1,140	293,014
MannKind Corp.*(a)	27,520	42,381
MediciNova, Inc.*(a)	7,300	69,058
Mersana Therapeutics, Inc.*	2,444	28,839
MiMedx Group, Inc.*(a)	20,777	88,302
Minerva Neurosciences, Inc.*	6,210	49,991
Miragen Therapeutics, Inc.*	5,057	34,084
Mirati Therapeutics, Inc.*(a)	3,553	218,154
Molecular Templates, Inc.*	1,784	9,241
Momenta Pharmaceuticals, Inc.*	15,061	445,806
Mustang Bio, Inc.*	2,968	20,331
Myriad Genetics, Inc.*(a)	12,891	563,981
NantKwest, Inc.*	5,789	20,262
Natera, Inc.*	5,644	129,586
NewLink Genetics Corp.*	5,677	21,459
Novavax, Inc.*(a)	74,861	95,073
Nymox Pharmaceutical Corp.*(a)	6,778	21,757
OPKO Health, Inc.*(a)	63,171	355,021
Organovo Holdings, Inc.*(a)	18,163	21,614
Ovid therapeutics, Inc.*	2,527	25,219
Palatin Technologies, Inc.*	34,965	33,566
PDL BioPharma, Inc.*	29,898	75,044
Pfenex, Inc.*	4,193	21,468
Pieris Pharmaceuticals, Inc.*(a)	10,204	56,020
PolarityTE, Inc.*(a)	1,696	38,652
Portola Pharmaceuticals, Inc.*(a)	12,781	457,560
Progenics Pharmaceuticals, Inc.*	14,869	118,729
Proteostasis Therapeutics, Inc.*(a)	5,001	12,402
Prothena Corp. plc*	8,094	120,277
PTC Therapeutics, Inc.*	8,884	338,214
Puma Biotechnology, Inc.*	5,720	275,418
Ra Pharmaceuticals, Inc.*	2,789	30,679
Radius Health, Inc.*(a)	7,954	190,896
Recro Pharma, Inc.*	2,582	13,375
REGENXBIO, Inc.*	5,614	394,664
Repligen Corp.*	7,704	372,334
Retrophin, Inc.*	7,859	217,223
Rhythm Pharmaceuticals, Inc.*	2,407	74,713
Rigel Pharmaceuticals, Inc.*	32,434	91,464
Rocket Pharmaceuticals, Inc.*	4,091	83,906
Sangamo Therapeutics, Inc.*(a)	19,914	271,826
Savara, Inc.*	4,890	53,839
Selecta Biosciences, Inc.*(a)	3,530	42,748
Seres Therapeutics, Inc.*	4,002	30,295
Solid Biosciences, Inc.*(a)	1,839	73,928
Sorrento Therapeutics, Inc.*(a)	17,087	95,687
Spark Therapeutics, Inc.*(a)	6,174	473,669
Spectrum Pharmaceuticals, Inc.*	19,433	413,729
Spero Therapeutics, Inc.*	1,622	18,685
Spring Bank Pharmaceuticals, Inc.*(a)	1,944	24,942
Stemline Therapeutics, Inc.*	5,500	84,700
Surface Oncology, Inc.*	1,432	15,838
Syndax Pharmaceuticals, Inc.*	2,603	17,544
Synergy Pharmaceuticals, Inc.*(a)	48,587	82,598
Synlogic, Inc.*	3,017	28,269
Syros Pharmaceuticals, Inc.*	4,814	48,718
T2 Biosystems, Inc.*	4,992	29,902
TG Therapeutics, Inc.*(a)	11,618	136,512
Tocagen, Inc.*	3,487	32,255
Tyme Technologies, Inc.*	8,216	23,826
Ultragenyx Pharmaceutical, Inc.*	9,228	730,027
UNITY Biotechnology, Inc.*(a)	1,002	15,060
Unum Therapeutics, Inc.*	701	11,756
Vanda Pharmaceuticals, Inc.*	10,093	210,439
Veracyte, Inc.*	4,664	50,511
Verastem, Inc.*	10,361	79,780
Vericel Corp.*	7,243	75,689
Viking Therapeutics, Inc.*(a)	8,539	87,098
Vital Therapies, Inc.*(a)	5,960	47,382
Voyager Therapeutics, Inc.*	4,212	79,438
Xencor, Inc.*	9,070	337,585
XOMA Corp.*	1,147	28,067
Zafgen, Inc.*	4,436	46,134
ZIOPHARM Oncology, Inc.*(a)	25,697	66,555

		28,269,952

Building Products 1.3%
AAON, Inc.	8,121	306,568
Advanced Drainage Systems, Inc.	8,721	243,752
American Woodmark Corp.*	2,776	231,657
Apogee Enterprises, Inc.	5,467	277,505
Armstrong Flooring, Inc.*	4,238	55,391
Builders FirstSource, Inc.*	22,216	398,333
Caesarstone Ltd.(a)	4,430	69,773
Continental Building Products, Inc.*	7,324	233,636
CSW Industrials, Inc.*	3,074	166,764
Gibraltar Industries, Inc.*	6,277	272,736
Griffon Corp.	5,845	104,625
Insteel Industries, Inc.	3,561	146,464
JELD-WEN Holding, Inc.*	13,770	377,849
Masonite International Corp.*	5,322	363,226
NCI Building Systems, Inc.*	8,279	132,050
Patrick Industries, Inc.*	4,714	288,733
PGT Innovations, Inc.*	9,596	230,304
Quanex Building Products Corp.	6,719	118,926
Simpson Manufacturing Co., Inc.	8,135	593,530
Trex Co., Inc.*	11,614	902,872
Universal Forest Products, Inc.	11,791	434,380

		5,949,074

Capital Markets 1.2%
Arlington Asset Investment Corp., Class A(a)	6,166	64,866
Artisan Partners Asset Management, Inc., Class A	9,763	336,335
Ashford, Inc.	157	13,304
Associated Capital Group, Inc., Class A	642	23,914
B. Riley Financial, Inc.	4,079	89,330
BrightSphere Investment Group plc	16,493	235,025
Cohen & Steers, Inc.	4,568	191,354
Cowen, Inc.*	5,662	88,893
Diamond Hill Investment Group, Inc.	726	139,203
Donnelley Financial Solutions, Inc.*	6,561	136,469
Federated Investors, Inc., Class B	8,527	206,353

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Capital Markets (continued)
GAIN Capital Holdings, Inc.(a)	5,518	$37,578
GAMCO Investors, Inc., Class A	1,285	31,470
Greenhill & Co., Inc.	4,299	140,577
Hamilton Lane, Inc., Class A	3,013	147,547
Houlihan Lokey, Inc.	6,019	295,894
INTL. FCStone, Inc.*	3,127	167,576
Investment Technology Group, Inc.	6,417	142,137
Ladenburg Thalmann Financial Services, Inc.	20,213	68,522
Moelis & Co., Class A	7,799	496,016
Oppenheimer Holdings, Inc., Class A	1,914	56,559
Piper Jaffray Cos.	2,911	225,166
PJT Partners, Inc., Class A	3,963	238,612
Pzena Investment Management, Inc., Class A	3,333	32,497
Safeguard Scientifics, Inc.*	3,969	45,247
Siebert Financial Corp.*(a)	1,319	19,666
Silvercrest Asset Management Group, Inc., Class A	1,978	34,516
Stifel Financial Corp.	13,754	758,258
Value Line, Inc.	386	8,805
Virtus Investment Partners, Inc.	1,405	187,216
Waddell & Reed Financial, Inc., Class A(a)	16,068	332,768
Westwood Holdings Group, Inc.	1,742	101,681
WisdomTree Investments, Inc.	21,648	189,204

		5,282,558

Chemicals 2.1%
A Schulman, Inc.	5,162	223,773
Advanced Emissions Solutions, Inc.(a)	1,250	14,188
AdvanSix, Inc.*	6,042	244,520
AgroFresh Solutions, Inc.*	6,193	44,032
American Vanguard Corp.	5,623	122,019
Balchem Corp.	6,294	631,225
Chase Corp.	1,425	175,988
Ferro Corp.*	16,575	373,269
Flotek Industries, Inc.*	10,833	33,582
FutureFuel Corp.	5,083	69,942
GCP Applied Technologies, Inc.*	14,180	413,347
Hawkins, Inc.	1,889	70,460
HB Fuller Co.	9,941	563,456
Ingevity Corp.*	8,327	829,952
Innophos Holdings, Inc.	3,851	173,988
Innospec, Inc.	4,773	386,374
Intrepid Potash, Inc.*	18,527	79,110
KMG Chemicals, Inc.	2,886	207,215
Koppers Holdings, Inc.*	4,059	152,415
Kraton Corp.*	6,092	292,964
Kronos Worldwide, Inc.	4,434	100,829
LSB Industries, Inc.*	4,263	28,008
Marrone Bio Innovations, Inc.*(a)	10,467	21,248
Minerals Technologies, Inc.	6,984	527,990
OMNOVA Solutions, Inc.*	8,461	79,110
PolyOne Corp.	15,666	702,620
PQ Group Holdings, Inc.*	7,171	129,221
Quaker Chemical Corp.	2,568	455,923
Rayonier Advanced Materials, Inc.	10,134	182,817
Sensient Technologies Corp.	8,374	580,821
Stepan Co.	3,989	349,357
Trecora Resources*	3,879	58,185
Tredegar Corp.	5,071	132,100
Trinseo SA	8,578	640,777
Tronox Ltd., Class A	18,379	339,093
Valhi, Inc.	4,465	23,932

		9,453,850

Commercial Services & Supplies 2.4%
ABM Industries, Inc.	13,031	406,567
ACCO Brands Corp.	20,894	267,443
Advanced Disposal Services, Inc.*	14,178	348,779
Brady Corp., Class A	9,356	357,867
Brink’s Co. (The)	9,869	788,040
Casella Waste Systems, Inc., Class A*	7,797	214,885
CECO Environmental Corp.	5,840	40,121
Covanta Holding Corp.	23,165	416,970
Deluxe Corp.	9,436	556,064
Ennis, Inc.	4,934	107,315
Essendant, Inc.	7,315	121,648
Healthcare Services Group, Inc.(a)	14,566	586,427
Heritage-Crystal Clean, Inc.*	2,828	68,155
Herman Miller, Inc.	11,724	443,753
HNI Corp.	8,563	370,521
Interface, Inc.	11,678	261,587
Kimball International, Inc., Class B	7,187	116,070
Knoll, Inc.	9,621	216,954
LSC Communications, Inc.	6,724	100,995
Matthews International Corp., Class A	6,151	323,235
McGrath RentCorp	4,737	281,283
Mobile Mini, Inc.	8,726	372,164
MSA Safety, Inc.	6,692	675,089
Multi-Color Corp.	2,740	181,799
NL Industries, Inc.*	1,168	9,986
Pitney Bowes, Inc.(a)	37,033	323,298
Quad/Graphics, Inc.	6,461	132,838
RR Donnelley & Sons Co.	13,709	80,883
SP Plus Corp.*	4,452	173,628
Steelcase, Inc., Class A	16,852	231,715
Team, Inc.*(a)	5,718	124,652
Tetra Tech, Inc.	10,903	662,902
UniFirst Corp.	2,992	559,953
US Ecology, Inc.	4,322	293,032
Viad Corp.	3,992	229,141
VSE Corp.	1,691	72,882

		10,518,641

Communications Equipment 1.5%
Acacia Communications, Inc.*(a)	5,377	172,817
ADTRAN, Inc.	9,477	154,001
Aerohive Networks, Inc.*	6,248	24,992
Applied Optoelectronics, Inc.*(a)	3,691	141,845
CalAmp Corp.*	6,862	156,179
Calix, Inc.*	8,381	59,086
Casa Systems, Inc.*	2,913	44,365
Ciena Corp.*	28,244	717,398
Clearfield, Inc.*	2,264	29,319
Comtech Telecommunications Corp.	4,516	151,738
DASAN Zhone Solutions, Inc.*	1,112	10,308
Digi International, Inc.*	5,193	70,105
Extreme Networks, Inc.*	22,911	194,744
Finisar Corp.*	22,594	380,709
Harmonic, Inc.*	15,486	71,236
Infinera Corp.*	29,273	243,551
InterDigital, Inc.	6,822	562,474
KVH Industries, Inc.*	3,080	38,192
Lumentum Holdings, Inc.*(a)	12,308	643,093
NETGEAR, Inc.*	6,139	404,253
NetScout Systems, Inc.*	16,573	444,156
Oclaro, Inc.*	33,076	279,823
Plantronics, Inc.	6,513	447,183
Quantenna Communications, Inc.*	6,550	104,342
Ribbon Communications, Inc.*	10,626	72,097
ViaSat, Inc.*(a)	10,733	754,959
Viavi Solutions, Inc.*	44,652	451,878

		6,824,843

Construction & Engineering 1.1%
Aegion Corp.*	6,328	156,808
Ameresco, Inc., Class A*	4,007	53,694
Argan, Inc.	2,842	109,133

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Construction & Engineering (continued)
Comfort Systems USA, Inc.	7,214	$400,738
Dycom Industries, Inc.*	5,933	528,986
EMCOR Group, Inc.	11,404	877,538
Granite Construction, Inc.	8,648	466,560
Great Lakes Dredge & Dock Corp.*	11,141	60,161
HC2 Holdings, Inc.*	8,161	47,171
IES Holdings, Inc.*	1,395	25,040
Infrastructure and Energy Alternatives, Inc.*	3,345	34,119
KBR, Inc.	27,761	554,665
MasTec, Inc.*	12,751	593,559
MYR Group, Inc.*	3,163	116,683
Northwest Pipe Co.*	1,881	36,792
NV5 Global, Inc.*	1,577	118,748
Orion Group Holdings, Inc.*	5,404	49,555
Primoris Services Corp.	8,217	221,941
Sterling Construction Co., Inc.*	5,054	67,875
Tutor Perini Corp.*	7,437	137,584
Willscot Corp.*(a)	6,529	109,034

		4,766,384

Construction Materials 0.2%
Forterra, Inc.*(a)	3,649	33,023
Summit Materials, Inc., Class A*	21,976	551,598
United States Lime & Minerals, Inc.	393	30,536
US Concrete, Inc.*(a)	3,158	159,479

		774,636

Consumer Finance 0.7%
Curo Group Holdings Corp.*	1,615	42,038
Elevate Credit, Inc.*	4,070	37,932
Encore Capital Group, Inc.*(a)	5,185	187,179
Enova International, Inc.*	6,553	203,143
EZCORP, Inc., Class A*	9,942	113,836
FirstCash, Inc.	8,868	720,082
Green Dot Corp., Class A*	9,393	745,053
LendingClub Corp.*	63,328	260,911
Nelnet, Inc., Class A	3,590	211,020
PRA Group, Inc.*(a)	8,768	343,706
Regional Management Corp.*	1,996	66,207
World Acceptance Corp.*	1,223	122,190

		3,053,297

Containers & Packaging 0.1%
Greif, Inc., Class A	5,011	272,849
Greif, Inc., Class B	1,116	64,561
Myers Industries, Inc.	6,000	129,300
UFP Technologies, Inc.*	1,279	41,823

		508,533

Distributors 0.1%
Core-Mark Holding Co., Inc.	8,972	216,943
Funko, Inc., Class A*	2,224	39,053
Weyco Group, Inc.	1,220	42,517

		298,513

Diversified Consumer Services 0.9%
Adtalem Global Education, Inc.*	11,778	642,490
American Public Education, Inc.*	3,150	138,915
Cambium Learning Group, Inc.*	2,762	32,757
Capella Education Co.	2,278	236,912
Career Education Corp.*	13,366	245,934
Carriage Services, Inc.	2,893	72,296
Chegg, Inc.*	20,875	578,237
Houghton Mifflin Harcourt Co.*	20,209	128,327
K12, Inc.*	7,526	123,125
Laureate Education, Inc., Class A*	9,665	143,139
Regis Corp.*	6,949	121,330
Sotheby’s*	7,334	389,509
Strayer Education, Inc.	2,128	250,764
Weight Watchers International, Inc.*	7,566	677,384

		3,781,119

Diversified Financial Services 0.2%
Banco Latinoamericano de Comercio Exterior SA, Class E	6,320	150,226
Cannae Holdings, Inc.*	13,371	244,021
FGL Holdings*	28,207	254,427
Marlin Business Services Corp.	1,722	53,038
On Deck Capital, Inc.*	9,634	65,897
Tiptree, Inc.	4,778	32,490

		800,099

Diversified Telecommunication Services 0.5%
ATN International, Inc.	2,052	131,082
Cincinnati Bell, Inc.*	8,404	112,193
Cogent Communications Holdings, Inc.	8,243	428,224
Consolidated Communications Holdings, Inc.(a)	13,831	176,207
Frontier Communications Corp.(a)	15,631	81,594
Intelsat SA*(a)	7,832	152,724
Iridium Communications, Inc.*(a)	18,840	325,932
Ooma, Inc.*	3,321	53,468
ORBCOMM, Inc.*	14,298	136,689
pdvWireless, Inc.*(a)	1,861	55,644
Vonage Holdings Corp.*	43,388	555,800
Windstream Holdings, Inc.*(a)	8,383	29,508

		2,239,065

Electric Utilities 1.0%
ALLETE, Inc.	10,065	780,339
El Paso Electric Co.	7,975	496,842
IDACORP, Inc.	9,862	929,395
MGE Energy, Inc.	6,859	438,976
Otter Tail Corp.	7,735	374,374
PNM Resources, Inc.	15,631	615,080
Portland General Electric Co.	17,506	794,072
Spark Energy, Inc., Class A	2,152	18,400

		4,447,478

Electrical Equipment 0.7%
Allied Motion Technologies, Inc.	1,297	59,506
Atkore International Group, Inc.*	7,759	183,578
AZZ, Inc.	5,104	276,637
Babcock & Wilcox Enterprises, Inc.*(a)	6,428	13,820
Encore Wire Corp.	4,011	195,536
Energous Corp.*(a)	4,564	62,618
EnerSys	8,262	678,062
Enphase Energy, Inc.*(a)	16,911	100,621
FuelCell Energy, Inc.*(a)	15,859	20,617
Generac Holdings, Inc.*	11,890	639,088
Plug Power, Inc.*(a)	40,162	80,324
Powell Industries, Inc.	1,712	62,745
Preformed Line Products Co.	599	52,592
Sunrun, Inc.*(a)	18,638	263,541
Thermon Group Holdings, Inc.*	6,302	157,991
TPI Composites, Inc.*	2,869	88,423
Vicor Corp.*	3,378	194,404
Vivint Solar, Inc.*(a)	6,029	34,365

		3,164,468

Electronic Equipment, Instruments & Components 2.5%
Anixter International, Inc.*	5,791	422,164
AVX Corp.	9,407	195,477
Badger Meter, Inc.	5,619	293,031
Bel Fuse, Inc., Class B	1,886	42,435
Belden, Inc.	8,007	518,453
Benchmark Electronics, Inc.	9,297	224,987
Control4 Corp.*	4,953	125,955
CTS Corp.	6,429	224,372

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Daktronics, Inc.	6,947	$59,675
Electro Scientific Industries, Inc.*(a)	6,251	112,706
ePlus, Inc.*	2,680	264,382
Fabrinet*	7,085	277,165
FARO Technologies, Inc.*	3,298	214,700
Fitbit, Inc., Class A*(a)	40,543	240,420
II-VI, Inc.*	12,139	475,849
Insight Enterprises, Inc.*	6,909	347,315
Iteris, Inc.*	4,604	22,606
Itron, Inc.*	6,671	408,265
KEMET Corp.*	10,938	284,279
Kimball Electronics, Inc.*	5,237	106,573
Knowles Corp.*	17,213	298,818
Maxwell Technologies, Inc.*(a)	7,069	32,447
Mesa Laboratories, Inc.	635	128,416
Methode Electronics, Inc.	7,131	279,892
MTS Systems Corp.	3,507	191,219
Napco Security Technologies, Inc.*	2,113	33,385
nLight, Inc.*	1,367	41,734
Novanta, Inc.*	6,429	400,848
OSI Systems, Inc.*	3,291	262,490
PAR Technology Corp.*	2,203	41,152
Park Electrochemical Corp.	3,747	82,846
PC Connection, Inc.	2,295	77,686
Plexus Corp.*	6,417	381,298
Rogers Corp.*	3,607	420,468
Sanmina Corp.*	13,441	391,133
ScanSource, Inc.*	4,956	204,435
SYNNEX Corp.	5,968	575,733
Tech Data Corp.*	7,509	626,326
TTM Technologies, Inc.*	18,436	320,049
VeriFone Systems, Inc.*	21,567	493,884
Vishay Intertechnology, Inc.	26,020	650,500
Vishay Precision Group, Inc.*	1,984	79,162

		10,874,730

Energy Equipment & Services 1.8%
Archrock, Inc.	25,107	342,711
Basic Energy Services, Inc.*	3,406	38,420
Bristow Group, Inc.*	6,329	88,479
C&J Energy Services, Inc.*	12,653	294,309
Cactus, Inc., Class A*	7,218	236,173
CARBO Ceramics, Inc.*(a)	4,489	41,882
Covia Holdings Corp.*(a)	6,218	112,110
Dawson Geophysical Co.*	4,005	31,279
Diamond Offshore Drilling, Inc.*(a)	12,718	244,186
Dril-Quip, Inc.*	7,456	384,357
Era Group, Inc.*	3,869	54,669
Exterran Corp.*	6,352	176,077
Forum Energy Technologies, Inc.*	15,906	209,164
Frank’s International NV(a)	14,282	120,397
FTS International, Inc.*	4,515	54,180
Gulfmark Offshore, Inc.*	711	26,798
Helix Energy Solutions Group, Inc.*	27,631	276,586
Independence Contract Drilling, Inc.*	5,770	23,253
ION Geophysical Corp.*(a)	2,077	53,171
Keane Group, Inc.*	10,843	152,995
Key Energy Services, Inc.*	2,047	34,308
Liberty Oilfield Services, Inc., Class A*(a)	2,984	58,486
Mammoth Energy Services, Inc.*	1,578	58,733
Matrix Service Co.*	5,144	102,623
McDermott International, Inc.*	35,237	634,618
Natural Gas Services Group, Inc.*	2,463	54,432
NCS Multistage Holdings, Inc.*	2,087	33,100
Newpark Resources, Inc.*	17,217	190,248
Nine Energy Service, Inc.*	1,564	45,684
Noble Corp. plc*	48,321	282,195
Ocean Rig UDW, Inc., Class A*	10,712	300,364
Oceaneering International, Inc.	19,374	530,073
Oil States International, Inc.*	11,685	407,806
PHI, Inc. (Non-Voting)*	2,325	19,321
Pioneer Energy Services Corp.*	14,940	49,302
Profire Energy, Inc.*	4,581	15,942
ProPetro Holding Corp.*	13,936	229,108
Quintana Energy Services, Inc.*	1,159	8,426
RigNet, Inc.*(a)	2,650	32,595
Rowan Cos. plc, Class A*	25,046	362,666
SEACOR Holdings, Inc.*	3,353	176,938
SEACOR Marine Holdings, Inc.*	3,172	80,252
Select Energy Services, Inc., Class A*	8,863	135,427
Smart Sand, Inc.*(a)	4,279	24,818
Solaris Oilfield Infrastructure, Inc., Class A*(a)	5,116	80,270
Superior Energy Services, Inc.*	30,070	295,889
TETRA Technologies, Inc.*	24,423	105,263
Tidewater, Inc.*	4,687	160,905
Unit Corp.*	10,258	255,424
US Silica Holdings, Inc.(a)	15,367	414,294

		8,140,706

Equity Real Estate Investment Trusts (REITs) 6.5%
Acadia Realty Trust	15,837	428,866
Agree Realty Corp.	5,934	315,926
Alexander & Baldwin, Inc.	13,552	324,570
Alexander’s, Inc.	423	156,713
American Assets Trust, Inc.	7,598	291,991
Americold Realty Trust	10,348	222,585
Armada Hoffler Properties, Inc.	8,744	132,034
Ashford Hospitality Trust, Inc.	16,720	132,088
Bluerock Residential Growth REIT, Inc.	4,446	40,770
Braemar Hotels & Resorts, Inc.	6,019	68,797
BRT Apartments Corp.	1,604	21,061
CareTrust REIT, Inc.	14,110	238,600
CatchMark Timber Trust, Inc., Class A	9,546	118,561
CBL & Associates Properties, Inc.	33,368	181,856
Cedar Realty Trust, Inc.	17,259	82,153
Chatham Lodging Trust	8,991	193,666
Chesapeake Lodging Trust	11,747	376,139
City Office REIT, Inc.	7,152	91,188
Clipper Realty, Inc.	3,106	33,048
Community Healthcare Trust, Inc.	3,353	100,590
CoreCivic, Inc.	23,411	600,258
CorEnergy Infrastructure Trust, Inc.	2,325	88,420
CorePoint Lodging, Inc.*	8,048	203,292
Cousins Properties, Inc.	82,412	768,080
DiamondRock Hospitality Co.	39,377	469,374
Easterly Government Properties, Inc.	8,983	170,228
EastGroup Properties, Inc.	6,743	642,743
Education Realty Trust, Inc.	14,915	616,884
Farmland Partners, Inc.	6,182	41,667
First Industrial Realty Trust, Inc.	24,480	796,824
Four Corners Property Trust, Inc.	12,274	305,623
Franklin Street Properties Corp.	20,459	180,244
Front Yard Residential Corp.	9,690	93,605
GEO Group, Inc. (The)	23,891	618,299
Getty Realty Corp.	6,388	183,016
Gladstone Commercial Corp.	5,806	115,191
Gladstone Land Corp.	2,536	30,128
Global Medical REIT, Inc.	3,564	30,116
Global Net Lease, Inc.	13,483	285,300
Government Properties Income Trust	18,442	277,921
Gramercy Property Trust	31,509	863,031
Healthcare Realty Trust, Inc.	24,340	723,141
Hersha Hospitality Trust	7,147	154,304
Independence Realty Trust, Inc.	17,325	175,849
Industrial Logistics Properties Trust	4,035	93,208
InfraREIT, Inc.	8,706	182,391

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Innovative Industrial Properties, Inc.	1,251	$40,507
Investors Real Estate Trust	23,643	129,564
iStar, Inc.*	12,884	140,049
Jernigan Capital, Inc.	2,588	47,076
Kite Realty Group Trust	16,367	276,111
LaSalle Hotel Properties	21,764	754,558
Lexington Realty Trust	42,291	371,738
LTC Properties, Inc.	7,805	329,137
Mack-Cali Realty Corp.	17,877	348,065
MedEquities Realty Trust, Inc.	5,639	63,157
Monmouth Real Estate Investment Corp.	14,985	249,800
National Health Investors, Inc.	7,972	596,624
National Storage Affiliates Trust	9,922	286,051
New Senior Investment Group, Inc.	14,761	104,508
NexPoint Residential Trust, Inc.	3,371	100,928
NorthStar Realty Europe Corp.	9,236	126,441
One Liberty Properties, Inc.	3,170	85,463
Pebblebrook Hotel Trust	13,418	517,264
Pennsylvania REIT	13,361	141,894
Physicians Realty Trust	36,076	568,558
Piedmont Office Realty Trust, Inc., Class A	25,232	499,089
PotlatchDeltic Corp.	12,091	565,254
Preferred Apartment Communities, Inc., Class A	7,700	130,284
PS Business Parks, Inc.	3,922	501,114
QTS Realty Trust, Inc., Class A	10,008	427,842
Ramco-Gershenson Properties Trust	15,691	206,337
Retail Opportunity Investments Corp.	21,876	413,675
Rexford Industrial Realty, Inc.	15,808	484,357
RLJ Lodging Trust	34,184	772,217
Ryman Hospitality Properties, Inc.	8,788	747,068
Sabra Health Care REIT, Inc.	35,010	756,566
Safety Income & Growth, Inc.	1,546	27,519
Saul Centers, Inc.	2,405	128,138
Select Income REIT	12,569	262,064
Seritage Growth Properties, Class A	6,320	267,399
Spirit MTA REIT*	8,399	83,906
STAG Industrial, Inc.	19,389	529,707
Summit Hotel Properties, Inc.	20,428	289,056
Sunstone Hotel Investors, Inc.	44,328	721,217
Tanger Factory Outlet Centers, Inc.	18,038	430,206
Terreno Realty Corp.	10,794	398,407
Tier REIT, Inc.	9,391	223,224
UMH Properties, Inc.	6,678	103,108
Universal Health Realty Income Trust	2,547	171,439
Urban Edge Properties	21,527	488,232
Urstadt Biddle Properties, Inc., Class A	5,806	129,242
Washington Prime Group, Inc.	35,043	281,395
Washington REIT	15,584	475,156
Whitestone REIT	7,261	94,393
Xenia Hotels & Resorts, Inc.	21,192	516,873

		28,662,316

Food & Staples Retailing 0.6%
Andersons, Inc. (The)	5,334	188,024
Chefs’ Warehouse, Inc. (The)*	4,272	115,130
Ingles Markets, Inc., Class A	2,759	82,080
Natural Grocers by Vitamin Cottage, Inc.*	1,605	21,298
Performance Food Group Co.*	19,993	716,749
PriceSmart, Inc.	4,344	355,122
Rite Aid Corp.*(a)	206,814	415,696
Smart & Final Stores, Inc.*	4,475	26,403
SpartanNash Co.	6,829	163,623
SUPERVALU, Inc.*	7,498	242,335
United Natural Foods, Inc.*	9,914	319,231
Village Super Market, Inc., Class A	1,545	41,607
Weis Markets, Inc.	1,872	95,715

		2,783,013

Food Products 1.0%
Alico, Inc.	571	18,272
B&G Foods, Inc.(a)	12,923	405,782
Calavo Growers, Inc.(a)	3,120	288,600
Cal-Maine Foods, Inc.*	6,100	274,500
Darling Ingredients, Inc.*	32,110	645,090
Dean Foods Co.	17,974	176,505
Farmer Brothers Co.*	1,993	57,498
Fresh Del Monte Produce, Inc.	6,089	221,031
Freshpet, Inc.*	5,222	151,438
Hostess Brands, Inc.*	19,372	271,402
J&J Snack Foods Corp.	2,944	426,762
John B Sanfilippo & Son, Inc.*	1,680	129,141
Lancaster Colony Corp.	3,707	537,626
Landec Corp.*	5,289	74,046
Limoneira Co.	2,399	65,397
Sanderson Farms, Inc.(a)	4,017	405,034
Seneca Foods Corp., Class A*	1,375	37,056
Simply Good Foods Co. (The)*	11,770	196,324
Tootsie Roll Industries, Inc.(a)	3,417	102,168

		4,483,672

Gas Utilities 1.0%
Chesapeake Utilities Corp.	3,115	261,193
New Jersey Resources Corp.	17,126	792,078
Northwest Natural Gas Co.	5,582	363,667
ONE Gas, Inc.	10,203	786,039
RGC Resources, Inc.	1,336	37,902
South Jersey Industries, Inc.(a)	16,836	571,245
Southwest Gas Holdings, Inc.	9,475	740,945
Spire, Inc.	9,666	692,086

		4,245,155

Health Care Equipment & Supplies 3.5%
Abaxis, Inc.	4,311	357,813
Accuray, Inc.*	15,918	61,284
AngioDynamics, Inc.*	7,141	150,961
Anika Therapeutics, Inc.*	2,818	112,805
Antares Pharma, Inc.*	28,097	75,019
AtriCure, Inc.*	6,584	188,632
Atrion Corp.	282	194,016
Avanos Medical, Inc.*	9,198	507,730
AxoGen, Inc.*	6,537	293,675
Cardiovascular Systems, Inc.*	6,380	241,993
Cerus Corp.*	25,405	188,251
CONMED Corp.	4,970	367,780
CryoLife, Inc.*	6,986	208,183
CryoPort, Inc.*(a)	4,873	71,925
Cutera, Inc.*	2,587	103,480
CytoSorbents Corp.*	5,540	66,480
Endologix, Inc.*	16,075	81,822
FONAR Corp.*	1,216	31,738
GenMark Diagnostics, Inc.*	9,981	66,673
Glaukos Corp.*(a)	6,480	269,633
Globus Medical, Inc., Class A*	14,076	724,632
Haemonetics Corp.*	10,544	1,029,516
Helius Medical Technologies, Inc.*(a)	2,694	24,677
Heska Corp.*	1,310	131,327
Inogen, Inc.*	3,464	690,202
Integer Holdings Corp.*	6,118	437,131
IntriCon Corp.*	1,193	69,313
Invacare Corp.	6,359	113,508
iRadimed Corp.*	697	16,031
iRhythm Technologies, Inc.*	4,656	351,761

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Health Care Equipment & Supplies (continued)
K2M Group Holdings, Inc.*	8,079	$164,569
Lantheus Holdings, Inc.*	7,322	105,803
LeMaitre Vascular, Inc.	3,181	114,516
LivaNova plc*	9,555	1,052,292
Meridian Bioscience, Inc.	8,156	128,865
Merit Medical Systems, Inc.*	9,650	523,995
Natus Medical, Inc.*	6,339	231,373
Neogen Corp.*	9,879	814,030
Nevro Corp.*	5,713	321,413
Novocure Ltd.*	14,100	479,400
NuVasive, Inc.*	10,106	586,653
Nuvectra Corp.*	2,724	42,712
NxStage Medical, Inc.*	12,907	362,299
OraSure Technologies, Inc.*	11,830	198,626
Orthofix International NV*	3,441	208,146
OrthoPediatrics Corp.*	1,353	38,019
Oxford Immunotec Global plc*	4,952	64,921
Pulse Biosciences, Inc.*	2,332	31,156
Quidel Corp.*	6,438	436,883
Rockwell Medical, Inc.*(a)	9,393	38,136
RTI Surgical, Inc.*	10,795	49,657
SeaSpine Holdings Corp.*	2,220	30,991
Senseonics Holdings, Inc.*	13,029	47,947
Sientra, Inc.*	4,542	92,975
STAAR Surgical Co.*	8,170	252,044
Surmodics, Inc.*	2,550	149,940
Tactile Systems Technology, Inc.*	3,404	163,630
Tandem Diabetes Care, Inc.*(a)	8,752	241,205
TransEnterix, Inc.*(a)	30,565	163,523
Utah Medical Products, Inc.	673	65,281
Varex Imaging Corp.*	7,557	288,980
ViewRay, Inc.*(a)	9,706	115,696
Wright Medical Group NV*(a)	20,814	529,300

		15,362,967

Health Care Providers & Services 1.9%
AAC Holdings, Inc.*	2,764	28,718
Addus HomeCare Corp.*	1,472	97,373
Amedisys, Inc.*	5,610	525,264
American Renal Associates Holdings, Inc.*	2,574	41,416
AMN Healthcare Services, Inc.*	9,269	560,774
Apollo Medical Holdings, Inc.*	4,052	97,977
BioScrip, Inc.*	25,927	68,707
BioTelemetry, Inc.*	6,365	334,162
Brookdale Senior Living, Inc.*	36,646	351,435
Capital Senior Living Corp.*	4,792	47,872
Civitas Solutions, Inc.*	3,134	51,241
Community Health Systems, Inc.*	16,621	55,514
CorVel Corp.*	1,822	104,492
Cross Country Healthcare, Inc.*	6,944	81,453
Diplomat Pharmacy, Inc.*	11,137	231,427
Ensign Group, Inc. (The)	9,665	348,617
Genesis Healthcare, Inc.*	11,340	17,123
HealthEquity, Inc.*	10,634	802,867
LHC Group, Inc.*	6,055	521,214
LifePoint Health, Inc.*	6,969	451,591
Magellan Health, Inc.*	4,838	351,965
National HealthCare Corp.	2,387	172,055
National Research Corp.	2,166	82,200
Owens & Minor, Inc.	12,074	227,836
Patterson Cos., Inc.(a)	16,180	396,734
PetIQ, Inc.*(a)	1,994	54,636
Providence Service Corp. (The)*	2,223	155,788
Quorum Health Corp.*	5,549	26,857
R1 RCM, Inc.*	20,120	161,362
RadNet, Inc.*	7,873	105,498
Select Medical Holdings Corp.*	21,281	442,645
Surgery Partners, Inc.*(a)	3,686	55,659
Tenet Healthcare Corp.*	16,418	617,809
Tivity Health, Inc.*(a)	7,861	264,916
Triple-S Management Corp., Class B*	4,228	150,136
US Physical Therapy, Inc.	2,446	256,219

		8,341,552

Health Care Technology 1.0%
Allscripts Healthcare Solutions, Inc.*	34,576	423,210
Castlight Health, Inc., Class B*	15,213	50,203
Computer Programs & Systems, Inc.(a)	2,215	69,108
Cotiviti Holdings, Inc.*	7,771	346,897
Evolent Health, Inc., Class A*	13,244	267,529
HealthStream, Inc.	5,089	142,899
HMS Holdings Corp.*	16,259	389,078
Inovalon Holdings, Inc., Class A*(a)	13,577	144,595
Inspire Medical Systems, Inc.*(a)	1,524	68,275
Medidata Solutions, Inc.*	11,338	842,527
NantHealth, Inc.*	3,720	12,016
Omnicell, Inc.*	7,542	448,749
Quality Systems, Inc.*	10,429	209,936
Simulations Plus, Inc.	2,164	38,411
Tabula Rasa HealthCare, Inc.*	3,395	197,725
Teladoc, Inc.*(a)	13,142	786,549
Vocera Communications, Inc.*	5,742	173,293

		4,611,000

Hotels, Restaurants & Leisure 3.0%
BBX Capital Corp.	12,843	111,991
Belmond Ltd., Class A*	17,520	197,100
Biglari Holdings, Inc., Class A*	20	19,548
BJ’s Restaurants, Inc.	4,013	253,822
Bloomin’ Brands, Inc.	16,477	318,665
Bluegreen Vacations Corp.(a)	1,442	37,074
Bojangles’, Inc.*	3,422	44,999
Boyd Gaming Corp.	16,275	607,871
Brinker International, Inc.(a)	8,593	405,332
Carrols Restaurant Group, Inc.*	6,754	97,933
Century Casinos, Inc.*	5,598	45,624
Cheesecake Factory, Inc. (The)(a)	8,415	471,492
Churchill Downs, Inc.	2,325	664,834
Chuy’s Holdings, Inc.*	3,245	102,704
Cracker Barrel Old Country Store, Inc.(a)	3,787	554,777
Dave & Buster’s Entertainment, Inc.*	7,764	381,601
Del Frisco’s Restaurant Group, Inc.*	4,135	35,354
Del Taco Restaurants, Inc.*	6,451	83,476
Denny’s Corp.*	11,919	173,421
Dine Brands Global, Inc.	3,343	237,453
Drive Shack, Inc.*	12,158	75,380
El Pollo Loco Holdings, Inc.*	3,968	46,029
Eldorado Resorts, Inc.*(a)	12,972	555,850
Empire Resorts, Inc.*	833	11,537
Fiesta Restaurant Group, Inc.*	4,706	136,709
Golden Entertainment, Inc.*	3,605	112,224
Habit Restaurants, Inc. (The), Class A*	3,946	50,114
ILG, Inc.	20,735	711,833
International Speedway Corp., Class A	4,763	206,238
J Alexander’s Holdings, Inc.*	2,572	27,520
Jack in the Box, Inc.	5,798	488,424
Lindblad Expeditions Holdings, Inc.*	3,978	52,669
Marriott Vacations Worldwide Corp.	4,218	502,406
Monarch Casino & Resort, Inc.*	2,112	100,679
Nathan’s Famous, Inc.	557	54,725
Noodles & Co.*(a)	2,302	24,056
OBH, Inc.*	200	37,886
Papa John’s International, Inc.(a)	4,464	187,309
Penn National Gaming, Inc.*	16,008	513,056
Pinnacle Entertainment, Inc.*	10,363	344,466
Planet Fitness, Inc., Class A*	17,354	824,662
PlayAGS, Inc.*	3,145	89,790

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Hotels, Restaurants & Leisure (continued)
Potbelly Corp.*	4,497	$55,763
RCI Hospitality Holdings, Inc.	1,784	57,855
Red Lion Hotels Corp.*	3,249	40,612
Red Robin Gourmet Burgers, Inc.*	2,553	120,757
Red Rock Resorts, Inc., Class A	13,738	485,501
Ruth’s Hospitality Group, Inc.	5,756	166,636
Scientific Games Corp.*	10,791	518,508
SeaWorld Entertainment, Inc.*	10,757	229,124
Shake Shack, Inc., Class A*(a)	4,841	301,740
Sonic Corp.(a)	6,761	237,649
Speedway Motorsports, Inc.	2,289	40,401
Texas Roadhouse, Inc.	13,302	835,898
Town Sports International Holdings, Inc.*	2,817	30,424
Wingstop, Inc.(a)	5,704	281,492
Zoe’s Kitchen, Inc.*(a)	3,729	36,358

		13,437,351

Household Durables 1.5%
AV Homes, Inc.*	2,398	51,677
Bassett Furniture Industries, Inc.	1,992	49,800
Beazer Homes USA, Inc.*	6,113	78,308
Cavco Industries, Inc.*	1,675	355,854
Century Communities, Inc.*	5,028	153,354
Ethan Allen Interiors, Inc.	4,855	109,237
Flexsteel Industries, Inc.	1,497	53,637
GoPro, Inc., Class A*(a)	22,719	132,679
Green Brick Partners, Inc.*	4,756	46,133
Hamilton Beach Brands Holding Co., Class A	1,266	32,156
Helen of Troy Ltd.*	5,259	602,418
Hooker Furniture Corp.	2,218	99,921
Hovnanian Enterprises, Inc., Class A*	24,148	37,912
Installed Building Products, Inc.*	4,315	235,599
iRobot Corp.*(a)	5,319	421,531
KB Home	16,877	400,829
La-Z-Boy, Inc.	9,203	280,691
LGI Homes, Inc.*(a)	3,632	187,738
Lifetime Brands, Inc.	1,953	23,729
M/I Homes, Inc.*	5,417	140,084
MDC Holdings, Inc.	8,906	258,630
Meritage Homes Corp.*	7,610	328,371
New Home Co., Inc. (The)*	2,429	22,395
PICO Holdings, Inc.*	4,346	52,587
Purple Innovation, Inc.*	1,078	8,020
Roku, Inc.*(a)	8,498	385,979
Skyline Champion Corp.	1,346	34,565
Taylor Morrison Home Corp., Class A*	22,024	430,129
TopBuild Corp.*	6,963	517,212
TRI Pointe Group, Inc.*	29,703	420,892
Tupperware Brands Corp.	10,101	370,808
Turtle Beach Corp.*	1,543	41,954
Universal Electronics, Inc.*	2,762	96,532
Vuzix Corp.*	4,588	28,446
William Lyon Homes, Class A*	6,302	137,573
ZAGG, Inc.*	5,314	79,179

		6,706,559

Household Products 0.2%
Central Garden & Pet Co.*	2,034	87,808
Central Garden & Pet Co., Class A*	6,999	280,800
Oil-Dri Corp. of America	996	42,191
WD-40 Co.	2,676	428,561

		839,360

Independent Power and Renewable Electricity Producers 0.3%
Atlantic Power Corp.*	22,617	49,757
NRG Yield, Inc., Class A	7,187	132,816
NRG Yield, Inc., Class C	12,692	236,071
Ormat Technologies, Inc.	7,813	423,855
Pattern Energy Group, Inc., Class A(a)	15,908	295,412
TerraForm Power, Inc., Class A	14,318	146,473

		1,284,384

Industrial Conglomerates 0.1%
Raven Industries, Inc.	7,073	274,432

Insurance 2.6%
Ambac Financial Group, Inc.* (b)	8,444	172,426
American Equity Investment Life Holding Co.	17,623	629,670
AMERISAFE, Inc.	3,577	224,636
AmTrust Financial Services, Inc.(a)	21,737	314,752
Argo Group International Holdings Ltd.	6,396	400,070
Baldwin & Lyons, Inc., Class B*	1,887	44,061
Citizens, Inc.*(a)	10,300	81,473
CNO Financial Group, Inc.	31,414	639,275
Crawford & Co., Class B	2,379	20,269
Donegal Group, Inc., Class A	1,619	23,653
eHealth, Inc.*	3,675	87,244
EMC Insurance Group, Inc.	1,765	47,249
Employers Holdings, Inc.	6,326	293,843
Enstar Group Ltd.*	2,370	512,394
FBL Financial Group, Inc., Class A	2,007	163,972
FedNat Holding Co.	2,273	52,961
Genworth Financial, Inc., Class A*	99,097	455,846
Global Indemnity Ltd.	1,668	67,971
Goosehead Insurance, Inc., Class A*	1,868	50,753
Greenlight Capital Re Ltd., Class A*	5,891	86,009
Hallmark Financial Services, Inc.*	2,225	23,496
HCI Group, Inc.	1,535	65,683
Health Insurance Innovations, Inc., Class A*(a)	2,307	76,708
Heritage Insurance Holdings, Inc.(a)	4,235	72,715
Horace Mann Educators Corp.	8,076	352,921
Independence Holding Co.	1,108	38,503
Investors Title Co.	289	55,315
James River Group Holdings Ltd.	5,110	211,503
Kemper Corp.	10,416	831,197
Kingstone Cos., Inc.	1,796	29,365
Kinsale Capital Group, Inc.	3,850	228,016
Maiden Holdings Ltd.	13,703	119,216
MBIA, Inc.*(a)	17,355	177,889
National General Holdings Corp.	12,148	335,042
National Western Life Group, Inc., Class A	475	153,900
Navigators Group, Inc. (The)	3,863	233,132
NI Holdings, Inc.*	2,034	34,008
Primerica, Inc.	8,372	961,106
ProAssurance Corp.	10,420	430,346
RLI Corp.	7,716	576,848
Safety Insurance Group, Inc.	2,957	270,861
Selective Insurance Group, Inc.	11,417	682,737
State Auto Financial Corp.	3,385	109,471
Stewart Information Services Corp.	4,623	210,069
Third Point Reinsurance Ltd.*	16,164	203,666
Trupanion, Inc.*(a)	4,717	196,227
United Fire Group, Inc.	3,722	224,399
United Insurance Holdings Corp.	4,025	83,559
Universal Insurance Holdings, Inc.	6,314	280,342
WMIH Corp.*	37,916	51,566

		11,688,333

Internet & Direct Marketing Retail 0.6%
1-800-Flowers.com, Inc., Class A*	5,234	75,893
Duluth Holdings, Inc., Class B*	1,467	33,770

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Internet & Direct Marketing Retail (continued)
Fluent, Inc.*	5,234	$12,300
Gaia, Inc.*	2,159	39,294
Groupon, Inc.*	86,673	405,630
Lands’ End, Inc.*	2,064	50,052
Liberty Expedia Holdings, Inc., Class A*	10,668	513,877
Liberty TripAdvisor Holdings, Inc., Class A*	14,245	237,179
Nutrisystem, Inc.	5,811	232,440
Overstock.com, Inc.*(a)	4,066	144,953
PetMed Express, Inc.(a)	3,921	145,587
Shutterfly, Inc.*	6,480	533,045

		2,424,020

Internet Software & Services 3.6%
Alarm.com Holdings, Inc.*	6,056	259,621
Alteryx, Inc., Class A*(a)	5,489	214,016
Amber Road, Inc.*	4,820	40,970
Appfolio, Inc., Class A*	2,901	209,452
Apptio, Inc., Class A*	6,600	221,562
Benefitfocus, Inc.*(a)	3,912	117,751
Blucora, Inc.*	9,208	319,978
Box, Inc., Class A*	24,964	598,137
Brightcove, Inc.*	6,658	56,926
Carbonite, Inc.*	5,230	179,389
Cardlytics, Inc.*	1,156	21,756
Care.com, Inc.*	3,818	68,800
Cargurus, Inc.*(a)	9,643	418,024
Cars.com, Inc.*	14,239	403,960
ChannelAdvisor Corp.*	4,972	69,111
Cimpress NV*	4,322	631,315
Cision Ltd.*	7,628	115,030
Cloudera, Inc.*	20,285	271,616
Cornerstone OnDemand, Inc.*	10,472	517,317
Coupa Software, Inc.*	10,425	639,157
eGain Corp.*(a)	3,445	44,785
Endurance International Group Holdings, Inc.*	13,794	113,111
Envestnet, Inc.*	8,682	508,765
Etsy, Inc.*	23,450	958,167
Five9, Inc.*	11,127	354,951
Fusion Connect, Inc.*	4,082	16,369
Gogo, Inc.*(a)	11,139	39,878
GTT Communications, Inc.*(a)	6,861	304,972
Hortonworks, Inc.*	13,459	234,456
Instructure, Inc.*	6,144	237,773
Internap Corp.*	3,964	39,164
j2 Global, Inc.	9,207	781,122
Leaf Group Ltd.*	2,944	34,445
Limelight Networks, Inc.*	21,061	93,932
Liquidity Services, Inc.*	5,004	35,278
LivePerson, Inc.*	11,060	256,592
Meet Group, Inc.(The)*	13,140	53,348
MINDBODY, Inc., Class A*	8,432	314,935
New Relic, Inc.*	8,693	849,306
NIC, Inc.	12,752	209,133
Pandora Media, Inc.*(a)	50,243	338,638
Q2 Holdings, Inc.*	7,180	424,697
QuinStreet, Inc.*	7,153	94,849
Quotient Technology, Inc.*	15,642	230,720
Reis, Inc.	1,802	38,473
Remark Holdings, Inc.*	5,370	19,332
SendGrid, Inc.*	1,739	44,397
ShotSpotter, Inc.*	1,412	60,250
Shutterstock, Inc.*	3,704	170,643
SPS Commerce, Inc.*	3,308	283,793
Stamps.com, Inc.*	3,407	889,227
TechTarget, Inc.*	3,839	109,104
Telaria, Inc.*	8,528	31,809
Trade Desk, Inc.(The), Class A*(a)	6,185	521,519
Travelzoo*	947	12,311
TrueCar, Inc.*(a)	17,937	199,459
Tucows, Inc., Class A*(a)	1,914	112,448
Veritone, Inc.*	1,400	20,902
Web.com Group, Inc.*	7,942	199,741
XO Group, Inc.*	4,816	135,715
Yelp, Inc.*	15,936	587,720
Yext, Inc.*	15,894	335,999

		15,716,116

IT Services 1.8%
Acxiom Corp.*	15,431	625,573
CACI International, Inc., Class A*	4,825	845,340
Cardtronics plc, Class A*	7,804	197,597
Cass Information Systems, Inc.	2,360	158,946
ConvergeOne Holdings, Inc.	4,829	45,875
Convergys Corp.	18,008	442,997
CSG Systems International, Inc.	6,545	266,185
Everi Holdings, Inc.*	12,697	93,323
EVERTEC, Inc.	11,996	279,507
Exela Technologies, Inc.*	9,184	46,012
ExlService Holdings, Inc.*	6,564	391,477
Hackett Group, Inc.(The)	4,600	82,938
Information Services Group, Inc.*	5,599	22,956
ManTech International Corp., Class A	5,202	311,340
MAXIMUS, Inc.	12,763	827,170
MoneyGram International, Inc.*	5,691	37,219
Perficient, Inc.*	6,712	176,660
Perspecta, Inc.	28,210	612,157
PFSweb, Inc.*	2,956	28,437
Presidio, Inc.*	6,385	89,135
PRGX Global, Inc.*	4,001	36,209
Science Applications International Corp.	8,331	702,886
ServiceSource International, Inc.*	15,069	52,742
Sykes Enterprises, Inc.*	7,798	231,289
Syntel, Inc.*	6,992	283,805
Travelport Worldwide Ltd.	24,676	466,376
TTEC Holdings, Inc.	2,714	87,255
Unisys Corp.*(a)	9,837	126,405
Virtusa Corp.*	5,529	292,097

		7,859,908

Leisure Products 0.3%
Acushnet Holdings Corp.	6,864	165,903
American Outdoor Brands Corp.*	10,515	99,577
Callaway Golf Co.	18,481	355,574
Clarus Corp.*	4,046	36,414
Escalade, Inc.	2,020	27,068
Johnson Outdoors, Inc., Class A	947	76,773
Malibu Boats, Inc., Class A*	4,030	151,488
Marine Products Corp.	1,347	25,027
MCBC Holdings, Inc.*	3,600	89,856
Nautilus, Inc.*	5,922	84,389
Sturm Ruger & Co., Inc.(a)	3,336	180,811
Vista Outdoor, Inc.*	11,202	181,921

		1,474,801

Life Sciences Tools & Services 0.5%
Accelerate Diagnostics, Inc.*(a)	5,090	111,725
Cambrex Corp.*	6,512	407,000
ChromaDex Corp.*(a)	7,528	33,725
Codexis, Inc.*	9,979	143,698
Enzo Biochem, Inc.*	8,115	35,868
Fluidigm Corp.*	5,257	33,645
Harvard Bioscience, Inc.*	6,300	35,910
Luminex Corp.	8,172	276,704
Medpace Holdings, Inc.*	2,353	144,404
NanoString Technologies, Inc.*	3,961	46,463
NeoGenomics, Inc.*	11,004	154,056

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)
July 31, 2018 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Life Sciences Tools & Services (continued)
Pacific Biosciences of California, Inc.*	23,294	$88,517
Quanterix Corp.*	848	12,712
Syneos Health, Inc.*	10,990	541,532

		2,065,959

Machinery 3.8%
Actuant Corp., Class A	11,932	340,659
Alamo Group, Inc.	1,895	176,235
Albany International Corp., Class A	5,643	373,284
Altra Industrial Motion Corp.(a)	5,701	250,274
American Railcar Industries, Inc.(a)	1,419	64,664
Astec Industries, Inc.	4,507	221,429
Barnes Group, Inc.	9,646	654,481
Blue Bird Corp.*(a)	2,869	64,696
Briggs & Stratton Corp.	8,192	144,916
Chart Industries, Inc.*	6,050	472,444
CIRCOR International, Inc.	3,276	145,291
Columbus McKinnon Corp.	4,332	178,305
Commercial Vehicle Group, Inc.*	6,122	42,915
DMC Global, Inc.	2,795	114,735
Douglas Dynamics, Inc.	4,378	214,960
Eastern Co.(The)	1,106	32,627
Energy Recovery, Inc.*(a)	7,102	57,455
EnPro Industries, Inc.	4,118	314,574
ESCO Technologies, Inc.	5,015	312,184
Evoqua Water Technologies Corp.*	14,851	316,920
Federal Signal Corp.	11,686	277,542
Franklin Electric Co., Inc.	9,137	451,825
FreightCar America, Inc.	2,380	43,578
Gencor Industries, Inc.*	1,627	24,405
Global Brass & Copper Holdings, Inc.	4,244	139,840
Gorman-Rupp Co.(The)	3,472	131,380
Graham Corp.	1,867	49,718
Greenbrier Cos., Inc.(The)	6,234	353,156
Harsco Corp.*	15,778	399,972
Hillenbrand, Inc.	12,342	619,568
Hurco Cos., Inc.	1,202	53,249
Hyster-Yale Materials Handling, Inc.	2,049	134,742
John Bean Technologies Corp.	6,147	679,858
Kadant, Inc.	2,153	207,980
Kennametal, Inc.	16,049	625,269
LB Foster Co., Class A*	1,980	48,609
Lindsay Corp.	2,100	197,694
Lydall, Inc.*	3,347	155,301
Manitex International, Inc.*	2,784	33,770
Manitowoc Co., Inc.(The)*	6,944	183,947
Meritor, Inc.*	16,562	341,177
Milacron Holdings Corp.*	13,620	283,977
Miller Industries, Inc.	2,172	56,581
Mueller Industries, Inc.	11,156	369,375
Mueller Water Products, Inc., Class A	30,402	375,465
Navistar International Corp.*	9,674	416,659
NN, Inc.	5,299	113,929
Omega Flex, Inc.	574	52,969
Proto Labs, Inc.*	5,321	663,263
RBC Bearings, Inc.*	4,617	671,219
REV Group, Inc.(a)	5,983	102,728
Rexnord Corp.*	20,491	619,648
Spartan Motors, Inc.	6,683	98,574
SPX Corp.*	8,455	313,681
SPX FLOW, Inc.*	8,287	393,798
Standex International Corp.	2,498	258,918
Sun Hydraulics Corp.	5,618	292,473
Tennant Co.	3,505	285,132
Titan International, Inc.	9,734	103,083
TriMas Corp.*	8,985	265,956
Twin Disc, Inc.*	1,671	43,797
Wabash National Corp.	11,409	225,898
Watts Water Technologies, Inc., Class A	5,454	466,590
Woodward, Inc.	10,507	874,287

		16,993,628

Marine 0.1%
Costamare, Inc.(a)	9,854	68,387
Eagle Bulk Shipping, Inc.*	9,196	52,877
Genco Shipping & Trading Ltd.*	1,768	26,255
Matson, Inc.	8,319	299,484
Safe Bulkers, Inc.*	9,650	32,038
Scorpio Bulkers, Inc.	11,492	86,764

		565,805

Media 1.6%
AMC Entertainment Holdings, Inc., Class A	10,457	170,449
Beasley Broadcast Group, Inc., Class A	652	4,205
Boston Omaha Corp., Class A*	978	19,521
Central European Media Enterprises Ltd., Class A*	16,169	62,655
Clear Channel Outdoor Holdings, Inc., Class A	7,279	32,392
Daily Journal Corp.*	218	51,182
Emerald Expositions Events, Inc.	4,876	94,107
Entercom Communications Corp., Class A(a)	25,162	189,973
Entravision Communications Corp., Class A	12,962	62,866
Eros International plc*(a)	6,391	85,959
EW Scripps Co.(The), Class A	9,044	118,476
Gannett Co., Inc.	22,308	235,796
Gray Television, Inc.*	15,784	243,863
Hemisphere Media Group, Inc.*	3,584	43,008
IMAX Corp.*	10,909	241,089
Liberty Latin America Ltd., Class A*	8,533	162,810
Liberty Latin America Ltd., Class C*	22,282	431,379
Liberty Media Corp.-Liberty Braves, Class C*	6,885	177,426
Liberty Media Corp-Liberty Braves, Class A*	1,942	49,909
LiveXLive Media, Inc.*(a)	5,275	25,214
Loral Space & Communications, Inc.*	2,511	99,185
Marcus Corp.(The)	3,652	140,785
MDC Partners, Inc., Class A*	11,143	56,829
Meredith Corp.(a)	7,758	412,338
MSG Networks, Inc., Class A*	11,795	277,772
National CineMedia, Inc.	15,172	125,321
New Media Investment Group, Inc.	11,700	210,483
New York Times Co.(The), Class A	25,754	638,699
Nexstar Media Group, Inc., Class A	8,798	655,011
Reading International, Inc., Class A*	3,326	52,551
Saga Communications, Inc., Class A	711	26,911
Scholastic Corp.	5,519	230,473
Sinclair Broadcast Group, Inc., Class A	14,190	366,102
TEGNA, Inc.	42,589	469,757
tronc, Inc.*	3,414	53,395
WideOpenWest, Inc.*(a)	6,018	65,476
World Wrestling Entertainment, Inc., Class A	8,280	655,031

		7,038,398

Metals & Mining 1.3%
AK Steel Holding Corp.*(a)	61,891	286,555
Allegheny Technologies, Inc.*	24,633	684,797
Carpenter Technology Corp.	9,170	502,241
Century Aluminum Co.*	9,809	125,653
Cleveland-Cliffs, Inc.*	58,466	630,848

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Metals & Mining (continued)
Coeur Mining, Inc.*	36,357	$254,499
Commercial Metals Co.	22,877	511,072
Compass Minerals International, Inc.(a)	6,680	453,238
Gold Resource Corp.	10,268	67,255
Haynes International, Inc.	2,425	102,965
Hecla Mining Co.	77,889	249,245
Kaiser Aluminum Corp.	3,225	359,975
Materion Corp.	3,934	246,662
Olympic Steel, Inc.	1,794	39,665
Ramaco Resources, Inc.*	1,581	10,324
Ryerson Holding Corp.*	2,996	34,604
Schnitzer Steel Industries, Inc., Class A	5,173	170,450
SunCoke Energy, Inc.*	12,760	145,592
Synalloy Corp.	1,583	34,193
Tahoe Resources, Inc.*	60,943	274,853
TimkenSteel Corp.*	7,831	108,851
Universal Stainless & Alloy Products, Inc.*	1,372	41,037
Warrior Met Coal, Inc.	7,051	182,409
Worthington Industries, Inc.	8,430	394,693

		5,911,676

Mortgage Real Estate Investment Trusts (REITs) 1.0%
AG Mortgage Investment Trust, Inc.	5,468	106,790
Anworth Mortgage Asset Corp.	19,040	95,962
Apollo Commercial Real Estate Finance, Inc.	24,296	463,811
Arbor Realty Trust, Inc.	4,430	50,369
Ares Commercial Real Estate Corp.	5,253	74,172
ARMOUR Residential REIT, Inc.	7,717	183,433
Blackstone Mortgage Trust, Inc., Class A	19,986	662,336
Capstead Mortgage Corp.	18,203	152,359
Cherry Hill Mortgage Investment Corp.	2,323	42,790
Colony Credit Real Estate, Inc.	14,850	315,711
Dynex Capital, Inc.	9,818	65,290
Exantas Capital Corp.	5,874	61,618
Granite Point Mortgage Trust, Inc.	8,384	159,296
Great Ajax Corp.	3,173	42,423
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,060	197,075
Invesco Mortgage Capital, Inc.	22,428	372,081
KKR Real Estate Finance Trust, Inc.	3,102	64,274
Ladder Capital Corp.	17,101	273,445
MTGE Investment Corp.	8,442	169,262
New York Mortgage Trust, Inc.	21,824	135,527
Orchid Island Capital, Inc.	10,915	88,739
PennyMac Mortgage Investment Trust	11,477	221,391
Redwood Trust, Inc.	14,889	250,284
Sutherland Asset Management Corp.	3,486	58,216
TPG RE Finance Trust, Inc.	6,586	135,803
Western Asset Mortgage Capital Corp.	7,866	87,077

		4,529,534

Multiline Retail 0.3%
Big Lots, Inc.(a)	8,297	360,338
Dillard’s, Inc., Class A(a)	2,318	186,066
JC Penney Co., Inc.*(a)	61,684	151,126
Ollie’s Bargain Outlet Holdings, Inc.*	9,744	677,208
Sears Holdings Corp.*(a)	7,963	14,652

		1,389,390

Multi-Utilities 0.5%
Avista Corp.	12,851	650,004
Black Hills Corp.(a)	10,535	631,784
NorthWestern Corp.	9,846	584,163
Unitil Corp.	2,910	148,148

		2,014,099

Oil, Gas & Consumable Fuels 3.0%
Abraxas Petroleum Corp.*	30,284	78,738
Adams Resources & Energy, Inc.	486	19,440
Alta Mesa Resources, Inc.*(a)	18,687	112,869
Amyris, Inc.*	4,738	32,550
Approach Resources, Inc.*(a)	8,485	19,515
Arch Coal, Inc., Class A	3,763	318,312
Ardmore Shipping Corp.*	6,631	44,759
Bonanza Creek Energy, Inc.*	3,730	138,756
California Resources Corp.*(a)	8,861	322,629
Callon Petroleum Co.*	44,101	474,527
Carrizo Oil & Gas, Inc.*	15,365	432,986
Clean Energy Fuels Corp.*	26,699	76,092
Cloud Peak Energy, Inc.*	14,513	37,879
CONSOL Energy, Inc.*	5,508	229,298
CVR Energy, Inc.(a)	3,125	122,781
Delek US Holdings, Inc.	16,389	873,861
Denbury Resources, Inc.*	86,248	388,978
DHT Holdings, Inc.	18,644	79,237
Dorian LPG Ltd.*	5,545	47,133
Earthstone Energy, Inc., Class A*	3,237	31,528
Eclipse Resources Corp.*	17,266	27,798
Energy Fuels, Inc.*	14,015	41,344
Energy XXI Gulf Coast, Inc.*	6,799	60,851
EP Energy Corp., Class A*(a)	9,026	19,406
Evolution Petroleum Corp.	5,052	54,309
Frontline Ltd.*(a)	15,050	76,906
GasLog Ltd.(a)	7,976	134,396
Golar LNG Ltd.	18,548	482,433
Goodrich Petroleum Corp.*	1,588	20,025
Green Plains, Inc.	7,740	128,484
Gulfport Energy Corp.*	34,269	394,436
Halcon Resources Corp.*(a)	25,160	98,376
Hallador Energy Co.	3,633	25,467
HighPoint Resources Corp.*	21,316	139,407
International Seaways, Inc.*	4,222	91,913
Isramco, Inc.*	139	16,402
Jagged Peak Energy, Inc.*(a)	12,509	178,879
Laredo Petroleum, Inc.*(a)	30,493	284,195
Lilis Energy, Inc.*(a)	8,449	39,626
Matador Resources Co.*	19,418	650,503
Midstates Petroleum Co., Inc.*	2,919	38,268
NACCO Industries, Inc., Class A	801	26,433
NextDecade Corp.*	1,479	9,569
Nordic American Tankers Ltd.(a)	28,392	63,882
Northern Oil and Gas, Inc.*(a)	21,097	78,481
Oasis Petroleum, Inc.*	52,845	645,766
Overseas Shipholding Group, Inc., Class A*	11,138	40,097
Panhandle Oil and Gas, Inc., Class A	3,125	63,750
Par Pacific Holdings, Inc.*	6,205	108,650
PDC Energy, Inc.*	12,981	817,543
Peabody Energy Corp.	15,852	673,551
Penn Virginia Corp.*	2,435	205,806
Petrocorp, Inc.*(b)(c)(d)	1,500	0
Renewable Energy Group, Inc.*	7,433	126,733
Resolute Energy Corp.*(a)	4,283	131,659
REX American Resources Corp.*	1,147	88,319
Ring Energy, Inc.*	11,202	138,457
Sanchez Energy Corp.*(a)	13,767	61,263
SandRidge Energy, Inc.*	6,093	99,438
Scorpio Tankers, Inc.	57,500	123,625
SemGroup Corp., Class A	15,534	390,680
Ship Finance International Ltd.	16,366	238,125
SilverBow Resources, Inc.*	1,393	42,445
Southwestern Energy Co.*(a)	115,699	594,693
SRC Energy, Inc.*	47,486	537,542
Talos Energy, Inc.*	4,090	151,903
Teekay Corp.(a)	13,406	93,440
Teekay Tankers Ltd., Class A(a)	39,830	37,779
Tellurian, Inc.*(a)	15,823	123,578
Ultra Petroleum Corp.*(a)	31,455	55,675

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Uranium Energy Corp.*(a)	32,535	$53,683
W&T Offshore, Inc.*	18,510	128,459
WildHorse Resource Development Corp.*	5,327	116,821
World Fuel Services Corp.	13,143	365,770
Zion Oil & Gas, Inc.*(a)	10,289	31,793

		13,350,700

Paper & Forest Products 0.6%
Boise Cascade Co.	7,650	330,863
Clearwater Paper Corp.*	3,164	71,506
KapStone Paper and Packaging Corp.	17,246	599,816
Louisiana-Pacific Corp.	28,699	772,577
Neenah, Inc.	3,293	289,125
PH Glatfelter Co.	8,536	139,734
Schweitzer-Mauduit International, Inc.	6,058	251,347
Verso Corp., Class A*	6,771	141,311

		2,596,279

Personal Products 0.4%
Edgewell Personal Care Co.*	10,563	568,923
elf Beauty, Inc.*(a)	4,506	65,067
Inter Parfums, Inc.	3,411	205,342
Medifast, Inc.	2,294	393,834
Natural Health Trends Corp.(a)	1,513	36,115
Nature’s Sunshine Products, Inc.*	1,944	15,358
Revlon, Inc., Class A*	1,606	25,054
USANA Health Sciences, Inc.*	2,490	329,302

		1,638,995

Pharmaceuticals 2.1%
Aclaris Therapeutics, Inc.*(a)	5,267	90,276
Aerie Pharmaceuticals, Inc.*	6,982	471,634
Akcea Therapeutics, Inc.*	2,509	79,335
Akorn, Inc.*	18,339	339,638
Amneal Pharmaceuticals, Inc.*(a)	17,048	326,810
Amphastar Pharmaceuticals, Inc.*	7,107	124,017
Ampio Pharmaceuticals, Inc.*(a)	15,493	46,014
ANI Pharmaceuticals, Inc.*	1,568	104,978
Aratana Therapeutics, Inc.*	8,104	36,752
Assembly Biosciences, Inc.*	3,340	147,728
Clearside Biomedical, Inc.*	5,498	48,987
Collegium Pharmaceutical, Inc.*(a)	5,759	110,976
Corcept Therapeutics, Inc.*(a)	19,204	252,149
Corium International, Inc.*	5,244	38,858
Cymabay Therapeutics, Inc.*	11,552	129,267
Depomed, Inc.*	11,271	99,861
Dermira, Inc.*	6,606	64,342
Dova Pharmaceuticals, Inc.*(a)	2,312	49,870
Durect Corp.*	30,763	45,222
Eloxx Pharmaceuticals, Inc.*	4,215	63,942
Endo International plc*	43,976	547,061
Endocyte, Inc.*	12,748	195,299
Evolus, Inc.*	994	19,542
Horizon Pharma plc*	32,430	571,741
Innovate Biopharmaceuticals, Inc.*(a)	3,622	18,907
Innoviva, Inc.*(a)	13,400	189,610
Intersect ENT, Inc.*	5,815	188,115
Intra-Cellular Therapies, Inc.*	8,794	176,496
Kala Pharmaceuticals, Inc.*	2,604	33,045
Lannett Co., Inc.*(a)	5,566	70,966
Mallinckrodt plc*(a)	16,204	379,984
Marinus Pharmaceuticals, Inc.*(a)	7,126	52,732
Medicines Co.(The)*(a)	13,506	536,593
Melinta Therapeutics, Inc.*	3,849	20,400
Menlo Therapeutics, Inc.*	1,158	9,449
MyoKardia, Inc.*	5,988	343,711
Neos Therapeutics, Inc.*	4,838	26,367
Ocular Therapeutix, Inc.*	6,847	38,001
Odonate Therapeutics, Inc.*	1,421	28,093
Omeros Corp.*(a)	9,001	189,561
Optinose, Inc.*	3,163	64,367
Pacira Pharmaceuticals, Inc.*	7,839	315,128
Paratek Pharmaceuticals, Inc.*(a)	6,223	62,852
Phibro Animal Health Corp., Class A	3,949	189,157
Prestige Brands Holdings, Inc.*	10,522	375,951
Reata Pharmaceuticals, Inc., Class A*(a)	3,118	218,603
resTORbio, Inc.*(a)	945	14,544
Revance Therapeutics, Inc.*	6,448	185,380
scPharmaceuticals, Inc.*(a)	1,107	5,159
Sienna Biopharmaceuticals, Inc.*	2,774	41,998
SIGA Technologies, Inc.*(a)	10,154	77,069
Supernus Pharmaceuticals, Inc.*	9,631	509,961
Teligent, Inc.*	8,044	33,624
Tetraphase Pharmaceuticals, Inc.*	9,644	27,678
TherapeuticsMD, Inc.*(a)	32,986	172,187
Theravance Biopharma, Inc.*(a)	8,431	201,922
WaVe Life Sciences Ltd.*(a)	3,459	139,744
Zogenix, Inc.*	6,938	393,732
Zomedica Pharmaceuticals Corp.*(a)	5,637	12,120

		9,347,505

Professional Services 1.5%
Acacia Research Corp.*	9,740	37,012
ASGN, Inc.*	9,968	900,110
Barrett Business Services, Inc.	1,410	129,551
BG Staffing, Inc.	1,386	36,452
CBIZ, Inc.*	10,134	222,948
CRA International, Inc.	1,554	84,102
Exponent, Inc.	10,155	496,580
Forrester Research, Inc.	1,992	92,130
Franklin Covey Co.*	1,898	48,494
FTI Consulting, Inc.*	7,376	582,409
GP Strategies Corp.*	2,457	46,437
Heidrick & Struggles International, Inc.	3,665	149,899
Hill International, Inc.*	9,501	52,256
Huron Consulting Group, Inc.*	4,331	189,048
ICF International, Inc.	3,549	261,384
InnerWorkings, Inc.*	9,056	80,236
Insperity, Inc.	7,523	715,437
Kelly Services, Inc., Class A	6,147	149,311
Kforce, Inc.	4,586	173,351
Korn/Ferry International	11,086	731,454
Mistras Group, Inc.*	3,402	71,578
Navigant Consulting, Inc.*	8,907	193,816
Resources Connection, Inc.	5,714	90,853
TriNet Group, Inc.*	8,568	461,387
TrueBlue, Inc.*	8,068	218,239
WageWorks, Inc.*	7,808	412,262
Willdan Group, Inc.*	1,510	42,099

		6,668,835

Real Estate Management & Development 0.5%
Altisource Portfolio Solutions SA*(a)	1,847	61,523
American Realty Investors, Inc.*	559	10,157
Consolidated-Tomoka Land Co.	762	49,919
Forestar Group, Inc.*	2,050	46,535
FRP Holdings, Inc.*	1,433	93,145
Griffin Industrial Realty, Inc.	206	8,572
HFF, Inc., Class A	7,381	332,219
Kennedy-Wilson Holdings, Inc.	24,632	514,809
Marcus & Millichap, Inc.*	3,854	154,969
Maui Land & Pineapple Co., Inc.*	1,484	18,921
Newmark Group, Inc., Class A	4,549	63,413

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Real Estate Management & Development (continued)
RE/MAX Holdings, Inc., Class A	3,507	$178,155
Redfin Corp.*(a)	14,513	355,568
RMR Group, Inc.(The), Class A	1,378	119,610
St Joe Co.(The)*	7,351	129,745
Stratus Properties, Inc.*	1,171	36,067
Tejon Ranch Co.*	4,102	95,987
Transcontinental Realty Investors, Inc.*	381	13,263
Trinity Place Holdings, Inc.*	2,860	18,390

		2,300,967

Road & Rail 0.5%
ArcBest Corp.	5,066	235,822
Avis Budget Group, Inc.*	13,413	467,443
Covenant Transportation Group, Inc., Class A*	2,327	67,436
Daseke, Inc.*	7,998	69,503
Heartland Express, Inc.	9,246	177,431
Hertz Global Holdings, Inc.*(a)	10,762	163,905
Marten Transport Ltd.	7,692	168,070
PAM Transportation Services, Inc.*	430	23,456
Saia, Inc.*	5,034	379,312
Universal Logistics Holdings, Inc.	1,665	55,778
USA Truck, Inc.*	1,547	33,756
Werner Enterprises, Inc.	9,429	351,230
YRC Worldwide, Inc.*	6,465	62,969

		2,256,111

Semiconductors & Semiconductor Equipment 2.5%
ACM Research, Inc., Class A*	1,572	20,373
Adesto Technologies Corp.*	3,524	19,382
Advanced Energy Industries, Inc.*	7,736	473,753
Alpha & Omega Semiconductor Ltd.*	3,909	52,224
Ambarella, Inc.*(a)	6,367	249,459
Amkor Technology, Inc.*	20,297	176,178
Aquantia Corp.*(a)	4,143	52,865
Axcelis Technologies, Inc.*	6,372	140,184
AXT, Inc.*	7,283	54,987
Brooks Automation, Inc.	13,648	417,356
Cabot Microelectronics Corp.	5,005	602,852
CEVA, Inc.*	4,350	130,935
Cirrus Logic, Inc.*	12,599	545,033
Cohu, Inc.	5,376	135,368
Cree, Inc.*	19,742	930,835
Diodes, Inc.*	7,810	290,220
Entegris, Inc.	27,864	979,420
FormFactor, Inc.*	14,388	186,325
Ichor Holdings Ltd.*(a)	4,988	104,748
Impinj, Inc.*(a)	3,552	75,693
Inphi Corp.*(a)	8,514	267,680
Integrated Device Technology, Inc.*	26,018	895,800
Kopin Corp.*	12,041	36,845
Lattice Semiconductor Corp.*	22,584	173,671
MACOM Technology Solutions Holdings, Inc.*(a)	8,894	185,262
MaxLinear, Inc.*	12,276	212,498
Nanometrics, Inc.*	4,493	169,206
NeoPhotonics Corp.*(a)	6,435	40,991
NVE Corp.	938	100,197
PDF Solutions, Inc.*	5,456	57,288
Photronics, Inc.*	13,081	117,729
Power Integrations, Inc.	5,634	402,831
Rambus, Inc.*	20,886	258,151
Rudolph Technologies, Inc.*	6,210	177,606
Semtech Corp.*	12,767	605,794
Silicon Laboratories, Inc.*	8,417	801,719
SMART Global Holdings, Inc.*	1,993	60,846
SunPower Corp.*(a)	11,663	84,673
Synaptics, Inc.*	6,809	341,199
Ultra Clean Holdings, Inc.*	7,710	103,468
Veeco Instruments, Inc.*	9,489	139,014
Xcerra Corp.*	10,493	149,420
Xperi Corp.	9,638	160,473

		11,180,551

Software 2.5%
8x8, Inc.*	17,827	355,649
A10 Networks, Inc.*	9,780	66,113
ACI Worldwide, Inc.*	22,518	581,865
Agilysys, Inc.*	2,918	48,001
Altair Engineering, Inc., Class A*	4,876	171,148
American Software, Inc., Class A	5,371	80,350
Asure Software, Inc.*	1,933	27,236
Avaya Holdings Corp.*	20,575	423,433
Blackbaud, Inc.	9,470	945,201
Blackline, Inc.*	6,348	271,060
Bottomline Technologies DE, Inc.*	7,885	425,001
Carbon Black, Inc.*	1,564	32,469
CommVault Systems, Inc.*	7,712	500,509
Digimarc Corp.*(a)	2,292	68,989
Ebix, Inc.(a)	4,746	376,595
Ellie Mae, Inc.*(a)	6,713	666,064
Everbridge, Inc.*	5,135	230,972
ForeScout Technologies, Inc.*	5,652	191,942
Glu Mobile, Inc.*	22,015	117,340
HubSpot, Inc.*	7,111	882,475
Imperva, Inc.*	6,854	316,997
Majesco*	1,486	11,591
MicroStrategy, Inc., Class A*	1,877	244,292
Mitek Systems, Inc.*	6,054	51,156
MobileIron, Inc.*	13,901	65,335
Model N, Inc.*	5,162	96,271
Monotype Imaging Holdings, Inc.	8,163	168,566
OneSpan, Inc.*	6,201	101,076
Park City Group, Inc.*(a)	2,522	20,806
Paylocity Holding Corp.*	5,693	330,194
Progress Software Corp.	8,905	327,615
PROS Holdings, Inc.*	5,441	202,079
QAD, Inc., Class A	1,951	97,160
Qualys, Inc.*	6,622	576,776
Rapid7, Inc.*	7,052	196,116
Rimini Street, Inc.*(a)	1,686	11,802
Rosetta Stone, Inc.*	3,871	56,904
SailPoint Technologies Holding, Inc.*	7,561	182,144
SecureWorks Corp., Class A*	1,967	25,217
Telenav, Inc.*	5,643	30,472
TiVo Corp.	23,824	289,462
Upland Software, Inc.*	3,067	96,058
Varonis Systems, Inc.*	5,441	325,236
Verint Systems, Inc.*	12,505	561,475
VirnetX Holding Corp.*(a)	9,922	28,774
Workiva, Inc.*	5,410	136,603
Zix Corp.*	10,560	56,390
Zscaler, Inc.*(a)	2,714	95,831

		11,164,810

Specialty Retail 2.9%
Aaron’s, Inc.	13,822	598,631
Abercrombie & Fitch Co., Class A	13,360	316,498
American Eagle Outfitters, Inc.	31,693	798,030
America’s Car-Mart, Inc.*	1,108	70,912
Asbury Automotive Group, Inc.*	4,021	282,676
Ascena Retail Group, Inc.*	33,723	124,101
At Home Group, Inc.*	5,205	188,785
Barnes & Noble Education, Inc.*	7,485	42,066
Barnes & Noble, Inc.	11,638	70,992
Bed Bath & Beyond, Inc.(a)	26,456	495,521
Big 5 Sporting Goods Corp.	3,893	25,110
Boot Barn Holdings, Inc.*	3,688	86,262
Buckle, Inc.(The)(a)	5,692	136,893
Caleres, Inc.	8,294	277,766

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Specialty Retail (continued)
Camping World Holdings, Inc., Class A(a)	6,386	$141,578
Carvana Co.*(a)	5,586	240,198
Cato Corp.(The), Class A	4,444	110,656
Chico’s FAS, Inc.	25,177	219,040
Children’s Place, Inc.(The)	3,153	387,504
Citi Trends, Inc.	2,606	74,036
Conn’s, Inc.*(a)	3,882	131,600
Container Store Group, Inc.(The)*(a)	2,682	17,782
DSW, Inc., Class A	13,510	370,714
Express, Inc.*	14,178	136,534
Five Below, Inc.*	10,723	1,041,847
Francesca’s Holdings Corp.*	7,235	58,893
GameStop Corp., Class A(a)	19,766	284,828
Genesco, Inc.*	3,815	155,270
GNC Holdings, Inc., Class A*(a)	16,088	51,160
Group 1 Automotive, Inc.	3,964	277,440
Guess?, Inc.	11,281	255,627
Haverty Furniture Cos., Inc.	3,681	72,884
Hibbett Sports, Inc.*	3,538	81,197
Hudson Ltd., Class A*	7,811	132,006
J. Jill, Inc.*	3,103	25,413
Kirkland’s, Inc.*	2,752	31,318
Lithia Motors, Inc., Class A	4,664	415,329
Lumber Liquidators Holdings, Inc.*(a)	5,496	106,293
MarineMax, Inc.*	4,379	82,106
Monro, Inc.(a)	6,257	422,035
Murphy USA, Inc.*	6,104	483,681
National Vision Holdings, Inc.*	9,531	387,530
New York & Co., Inc.*	5,614	27,509
Office Depot, Inc.(a)	109,323	274,401
Party City Holdco, Inc.*	6,809	107,242
Pier 1 Imports, Inc.	15,653	33,810
Rent-A-Center, Inc.*	8,965	133,041
RH*(a)	3,779	513,415
Sally Beauty Holdings, Inc.*(a)	24,089	397,228
Shoe Carnival, Inc.	1,977	62,018
Signet Jewelers Ltd.(a)	11,587	669,033
Sleep Number Corp.*	7,059	201,111
Sonic Automotive, Inc., Class A	4,934	100,407
Sportsman’s Warehouse Holdings, Inc.*	7,099	36,134
Tailored Brands, Inc.	9,761	196,782
Tile Shop Holdings, Inc.	7,781	64,582
Tilly’s, Inc., Class A	2,571	39,850
Winmark Corp.	492	72,422
Zumiez, Inc.*	3,606	81,676

		12,719,403

Technology Hardware, Storage & Peripherals 0.4%
3D Systems Corp.*(a)	21,430	260,803
Avid Technology, Inc.*	4,778	26,805
Cray, Inc.*	7,930	197,853
Diebold Nixdorf, Inc.(a)	14,999	170,239
Eastman Kodak Co.*(a)	3,192	10,055
Electronics For Imaging, Inc.*	8,636	294,660
Immersion Corp.*	5,687	79,845
Stratasys Ltd.*(a)	9,952	193,268
Super Micro Computer, Inc.*	7,658	169,242
USA Technologies, Inc.*	10,150	136,518

		1,539,288

Textiles, Apparel & Luxury Goods 0.8%
Crocs, Inc.*	13,036	236,082
Culp, Inc.	2,164	53,667
Deckers Outdoor Corp.*	6,260	706,316
Fossil Group, Inc.*	8,951	234,516
G-III Apparel Group Ltd.*	8,539	390,232
Movado Group, Inc.	3,093	154,032
Oxford Industries, Inc.	3,311	305,009
Perry Ellis International, Inc.*	2,505	70,240
Rocky Brands, Inc.(a)	1,345	34,768
Steven Madden Ltd.	11,436	618,116
Superior Group of Cos., Inc.	1,664	34,878
Unifi, Inc.*	3,023	91,204
Vera Bradley, Inc.*	4,563	60,642
Wolverine World Wide, Inc.	18,104	640,520

		3,630,222

Thrifts & Mortgage Finance 2.2%
BankFinancial Corp.	2,849	47,692
Beneficial Bancorp, Inc.	13,366	217,197
BofI Holding, Inc.*(a)	11,629	453,764
Bridgewater Bancshares, Inc.*	1,019	12,992
Capitol Federal Financial, Inc.	25,344	331,246
Charter Financial Corp.	2,430	54,894
Columbia Financial, Inc.*(a)	9,764	163,938
Dime Community Bancshares, Inc.	6,182	106,330
Entegra Financial Corp.*	1,344	39,178
ESSA Bancorp, Inc.	1,763	27,679
Essent Group Ltd.*	18,864	724,378
Federal Agricultural Mortgage Corp., Class C	1,816	171,231
First Defiance Financial Corp.	3,890	125,102
First Savings Financial Group, Inc.	279	19,321
Flagstar Bancorp, Inc.*	5,787	197,047
FS Bancorp, Inc.	602	36,945
Greene County Bancorp, Inc.	445	15,085
Hingham Institution for Savings	254	56,152
Home Bancorp, Inc.	1,523	69,434
HomeStreet, Inc.*	4,973	147,201
Impac Mortgage Holdings, Inc.*(a)	2,349	20,718
Kearny Financial Corp.	18,997	272,607
LendingTree, Inc.*(a)	1,529	365,125
Luther Burbank Corp.	2,999	32,629
Malvern Bancorp, Inc.*	1,272	31,482
Merchants Bancorp	3,162	77,501
Meridian Bancorp, Inc.	9,466	173,228
Meta Financial Group, Inc.	1,830	163,693
MGIC Investment Corp.*	72,867	909,380
Nationstar Mortgage Holdings, Inc.*(a)(c)	5,685	103,865
NMI Holdings, Inc., Class A*	12,228	255,565
Northfield Bancorp, Inc.	8,486	141,377
Northwest Bancshares, Inc.	18,879	340,200
OceanFirst Financial Corp.	9,289	270,960
Ocwen Financial Corp.*	23,017	91,608
OP Bancorp*	2,234	28,215
Oritani Financial Corp.	7,701	123,216
PCSB Financial Corp.	3,085	60,713
PDL Community Bancorp*	1,626	24,650
PennyMac Financial Services, Inc., Class A*	4,107	78,649
PHH Corp.*	6,239	67,818
Provident Bancorp, Inc.*	883	24,238
Provident Financial Services, Inc.	12,217	312,022
Prudential Bancorp, Inc.	1,586	30,055
Radian Group, Inc.	42,421	812,362
Riverview Bancorp, Inc.	4,192	38,147
SI Financial Group, Inc.	1,949	27,188
Southern Missouri Bancorp, Inc.	1,347	53,395
Sterling Bancorp, Inc.	3,403	43,626
Territorial Bancorp, Inc.	1,511	46,085
Timberland Bancorp, Inc.	1,239	44,877
TrustCo Bank Corp.	18,149	165,156

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Thrifts & Mortgage Finance (continued)
United Community Financial Corp.	9,704	$101,407
United Financial Bancorp, Inc.	9,970	174,575
Walker & Dunlop, Inc.	5,434	322,019
Washington Federal, Inc.	16,572	555,991
Waterstone Financial, Inc.	4,991	84,847
Western New England Bancorp, Inc.	5,497	59,642
WSFS Financial Corp.	5,951	337,422

		9,883,059

Tobacco 0.2%
22nd Century Group, Inc.*(a)	22,769	56,922
Alliance One International, Inc.*(a)	1,648	27,027
Turning Point Brands, Inc.	1,528	51,127
Universal Corp.	4,850	335,135
Vector Group Ltd.(a)	19,219	354,591

		824,802

Trading Companies & Distributors 1.4%
Aircastle Ltd.	9,486	196,645
Applied Industrial Technologies, Inc.	7,497	559,651
Beacon Roofing Supply, Inc.*	13,380	563,030
BlueLinx Holdings, Inc.*	1,747	59,520
BMC Stock Holdings, Inc.*	13,239	291,258
CAI International, Inc.*	3,596	82,564
DXP Enterprises, Inc.*	3,126	129,229
EnviroStar, Inc.	636	25,504
Foundation Building Materials, Inc.*	2,897	41,978
GATX Corp.(a)	7,392	608,657
General Finance Corp.*	1,864	25,537
GMS, Inc.*	6,398	167,884
H&E Equipment Services, Inc.	6,281	231,078
Herc Holdings, Inc.*	4,717	268,020
Kaman Corp.	5,414	358,515
Lawson Products, Inc.*	1,174	31,757
MRC Global, Inc.*	16,722	378,753
Nexeo Solutions, Inc.*	6,386	57,985
NOW, Inc.*	21,174	316,551
Rush Enterprises, Inc., Class A*	5,790	261,071
Rush Enterprises, Inc., Class B*	1,083	48,724
SiteOne Landscape Supply, Inc.*	7,826	697,766
Systemax, Inc.	2,497	111,666
Textainer Group Holdings Ltd.*	5,301	84,286
Titan Machinery, Inc.*	3,631	54,973
Triton International Ltd.	10,293	362,314
Veritiv Corp.*	2,244	85,945
Willis Lease Finance Corp.*	664	20,730

		6,121,591

Transportation Infrastructure 0.0%†
Wesco Aircraft Holdings, Inc.*	10,889	130,124

Water Utilities 0.4%
American States Water Co.	7,168	430,940
AquaVenture Holdings Ltd.*	2,266	37,480
Artesian Resources Corp., Class A	1,551	57,216
Cadiz, Inc.*(a)	4,191	56,159
California Water Service Group	9,427	387,450
Connecticut Water Service, Inc.	2,353	151,580
Consolidated Water Co. Ltd.	2,913	40,928
Global Water Resources, Inc.	2,654	25,187
Middlesex Water Co.	3,118	138,096
Pure Cycle Corp.*	3,155	34,232
SJW Group	3,372	218,101
York Water Co.(The)	2,523	78,213

		1,655,582

Wireless Telecommunication Services 0.2%
Boingo Wireless, Inc.*	7,948	183,678
NII Holdings, Inc.*(a)	17,341	107,514
Shenandoah Telecommunications Co.	9,173	302,709
Spok Holdings, Inc.	3,906	56,636

		650,537

Total Common Stocks (cost $343,726,887)		435,875,101

Rights 0.0%†

	Number of Rights	Value

Biotechnology 0.0%†
Dyax Corp., CVR*(b)(c)(d)	57,445	86,168

Total Rights (cost $ —)		86,168

Short-Term Investment 1.0%

	Shares	Value

Money Market Fund 1.0%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.84%(e)(f)	4,305,399	4,305,399

Total Short-Term Investment (cost $4,305,399)		4,305,399

Repurchase Agreement 8.8%

	Principal Amount	Value
BNP Paribas Securities Corp., 1.91%, dated 7/31/2018, due 8/1/2018, repurchase price $38,730,393, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.75%, maturing 2/15/2019 - 5/15/2024; total market value $39,502,908. (f)	$38,728,339	38,728,339

Total Repurchase Agreement (cost $38,728,339)		38,728,339

Total Investments (cost $386,760,625) — 108.4%		478,995,007
Liabilities in excess of other assets — (8.4)%		(37,271,014)

NET ASSETS — 100.0%		$441,723,993

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $45,283,369, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $4,305,399 and $38,728,339, respectively, and by $2,803,377 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% - 8.75%, and maturity dates ranging from 9/30/2018 - 2/15/2043; total value of $45,837,115.

(b)	Illiquid security as deemed by the procedures approved by the Board of Trustees (unaudited).
(c)	Fair valued security.
(d)	Value determined using significant unobservable inputs.
(e)	Represents 7-day effective yield as of July 31, 2018.
(f)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2018 was $43,033,738.
†	Amount rounds to less than 0.1%.

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Small Cap Index Fund

Futures contracts outstanding as of July 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	75	9/2018	USD	6,271,500	(48,600)

					(48,600)

At July 31, 2018, the Fund had $216,600 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Small Cap Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$5,754,946	$—	$—	$5,754,946
Air Freight & Logistics	1,520,227	—	—	1,520,227
Airlines	1,898,385	—	—	1,898,385
Auto Components	4,592,420	—	—	4,592,420
Automobiles	244,148	—	—	244,148
Banks	43,127,483	—	—	43,127,483
Beverages	1,226,757	—	—	1,226,757
Biotechnology	28,269,952	—	—	28,269,952
Building Products	5,949,074	—	—	5,949,074
Capital Markets	5,282,558	—	—	5,282,558
Chemicals	9,453,850	—	—	9,453,850
Commercial Services & Supplies	10,518,641	—	—	10,518,641
Communications Equipment	6,824,843	—	—	6,824,843
Construction & Engineering	4,766,384	—	—	4,766,384
Construction Materials	774,636	—	—	774,636
Consumer Finance	3,053,297	—	—	3,053,297
Containers & Packaging	508,533	—	—	508,533
Distributors	298,513	—	—	298,513
Diversified Consumer Services	3,781,119	—	—	3,781,119

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Small Cap Index Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Diversified Financial Services	$800,099	$—	$—	$800,099
Diversified Telecommunication Services	2,239,065	—	—	2,239,065
Electric Utilities	4,447,478	—	—	4,447,478
Electrical Equipment	3,164,468	—	—	3,164,468
Electronic Equipment, Instruments & Components	10,874,730	—	—	10,874,730
Energy Equipment & Services	8,140,706	—	—	8,140,706
Equity Real Estate Investment Trusts (REITs)	28,662,316	—	—	28,662,316
Food & Staples Retailing	2,783,013	—	—	2,783,013
Food Products	4,483,672	—	—	4,483,672
Gas Utilities	4,245,155	—	—	4,245,155
Health Care Equipment & Supplies	15,362,967	—	—	15,362,967
Health Care Providers & Services	8,341,552	—	—	8,341,552
Health Care Technology	4,611,000	—	—	4,611,000
Hotels, Restaurants & Leisure	13,437,351	—	—	13,437,351
Household Durables	6,706,559	—	—	6,706,559
Household Products	839,360	—	—	839,360
Independent Power and Renewable Electricity Producers	1,284,384	—	—	1,284,384
Industrial Conglomerates	274,432	—	—	274,432
Insurance	11,688,333	—	—	11,688,333
Internet & Direct Marketing Retail	2,424,020	—	—	2,424,020
Internet Software & Services	15,716,116	—	—	15,716,116
IT Services	7,859,908	—	—	7,859,908
Leisure Products	1,474,801	—	—	1,474,801
Life Sciences Tools & Services	2,065,959	—	—	2,065,959
Machinery	16,993,628	—	—	16,993,628
Marine	565,805	—	—	565,805
Media	7,038,398	—	—	7,038,398
Metals & Mining	5,911,676	—	—	5,911,676
Mortgage Real Estate Investment Trusts (REITs)	4,529,534	—	—	4,529,534
Multiline Retail	1,389,390	—	—	1,389,390
Multi-Utilities	2,014,099	—	—	2,014,099
Oil, Gas & Consumable Fuels	13,350,700	—	—	13,350,700
Paper & Forest Products	2,596,279	—	—	2,596,279
Personal Products	1,638,995	—	—	1,638,995
Pharmaceuticals	9,347,505	—	—	9,347,505
Professional Services	6,668,835	—	—	6,668,835
Real Estate Management & Development	2,300,967	—	—	2,300,967
Road & Rail	2,256,111	—	—	2,256,111
Semiconductors & Semiconductor Equipment	11,180,551	—	—	11,180,551
Software	11,164,810	—	—	11,164,810
Specialty Retail	12,719,403	—	—	12,719,403
Technology Hardware, Storage & Peripherals	1,539,288	—	—	1,539,288
Textiles, Apparel & Luxury Goods	3,630,222	—	—	3,630,222
Thrifts & Mortgage Finance	9,779,194	103,865	—	9,883,059
Tobacco	824,802	—	—	824,802
Trading Companies & Distributors	6,121,591	—	—	6,121,591
Transportation Infrastructure	130,124	—	—	130,124
Water Utilities	1,655,582	—	—	1,655,582
Wireless Telecommunication Services	650,537	—	—	650,537

Total Common Stocks	$435,771,236	$103,865	$—	$435,875,101

Repurchase Agreement	$—	$38,728,339	$—	$38,728,339
Rights	—	—	86,168	86,168
Short-Term Investment	4,305,399	—	—	4,305,399

Total Assets	$440,076,635	$38,832,204	$86,168	$478,995,007

Liabilities:
Futures Contracts	$(48,600)	$—	$—	$(48,600)

Total Liabilities	$(48,600)	$—	$—	$(48,600)

Total	$440,028,035	$38,832,204	$86,168	$478,946,407

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2018, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

During the period ended July 31, 2018, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Small Cap Index Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Rights	Total
Balance as of 10/31/2017	$—	$86,168	$86,168
Accrued Accretion/(Amortization)	—	—	—
Realized Gains (Losses)	—	1,043	1,043
Change in Unrealized Appreciation/Depreciation	—	—	—
Purchases	—	—	—
Sales	—	(1,043)	(1,043)
Transfers Into Level 3	—	—	—
Transfers Out of Level 3	—	—	—

Balance as of 7/31/2018	$—	$86,168	$86,168

Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 7/31/2018	$—	$—	$—

Amounts designated as “— ” are zero or have been rounded to zero.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2018

Liabilities:	Statement of Assets & Liabilities	Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(48,600)

Total		$(48,600)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments

July 31, 2018 (Unaudited)

Nationwide Small Company Growth Fund

Common Stocks 95.4%

	Shares	Value
Biotechnology 1.5%
Incyte Corp.*	14,737	$980,600
Ironwood Pharmaceuticals, Inc.*(a)	198,085	3,819,079

		4,799,679

Chemicals 4.4%
Balchem Corp.	139,684	14,008,908

Communications Equipment 1.4%
NetScout Systems, Inc.*	159,614	4,277,655

Electronic Equipment, Instruments & Components 5.0%
Cognex Corp.	297,099	15,680,885

Health Care Equipment & Supplies 23.7%
Abaxis, Inc.	38,926	3,230,858
ABIOMED, Inc.*	33,636	11,924,971
Cantel Medical Corp.	112,248	10,406,512
Cardiovascular Systems, Inc.*	137,654	5,221,216
Endologix, Inc.*	211,540	1,076,739
Inogen, Inc.*	61,625	12,278,781
iRhythm Technologies, Inc.*	19,798	1,495,739
Meridian Bioscience, Inc.	79,371	1,254,062
Neogen Corp.*	183,781	15,143,555
Quidel Corp.*	191,341	12,984,400

		75,016,833

Health Care Technology 12.6%
Medidata Solutions, Inc.*	130,850	9,723,464
Quality Systems, Inc.*	288,844	5,814,430
Veeva Systems, Inc., Class A*	165,480	12,515,252
Vocera Communications, Inc.*	392,779	11,854,070

		39,907,216

Hotels, Restaurants & Leisure 0.3%
Zoe’s Kitchen, Inc.*(a)	91,092	888,147

Internet Software & Services 2.2%
Alarm.com Holdings, Inc.*	87,662	3,758,070
NIC, Inc.	67,916	1,113,822
Q2 Holdings, Inc.*	36,963	2,186,362

		7,058,254

Life Sciences Tools & Services 3.2%
Bio-Techne Corp.	63,137	10,142,328

Machinery 9.5%
DMC Global, Inc.	90,797	3,727,217
Proto Labs, Inc.*	104,094	12,975,317
Sun Hydraulics Corp.	255,987	13,326,683

		30,029,217

Software 31.6%
ACI Worldwide, Inc.*	168,293	4,348,691
American Software, Inc., Class A	161,125	2,410,430
ANSYS, Inc.*	54,134	9,142,150
Blackbaud, Inc.	123,680	12,344,501
Ellie Mae, Inc.*(a)	127,029	12,603,817
Guidewire Software, Inc.*	101,556	8,754,127
Manhattan Associates, Inc.*	277,789	13,367,207
Paycom Software, Inc.*(a)	116,975	12,428,594
PROS Holdings, Inc.*	300,732	11,169,186
Tyler Technologies, Inc.*	60,237	13,552,723

		100,121,426

Total Common Stocks (cost $203,394,905)		301,930,548

Short-Term Investments 4.2%

	Shares	Value
Money Market Fund 4.2%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.84%(b)(c)	1,991,888	$1,991,888
Fidelity Investments Money Market Prime Money Market Portfolio - Institutional Class, 2.06%(b)	11,364,528	11,369,074

Total Short-Term Investment (cost $13,360,922)		13,360,962

Repurchase Agreement 5.7%

	Principal Amount	Value
BNP Paribas Securities Corp., 1.91%, dated 7/31/2018, due 8/1/2018, repurchase price $17,918,573, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.75%, maturing 2/15/2019 - 5/15/2024; total market value $18,275,976.(c)	$17,917,622	17,917,622

Total Repurchase Agreement (cost $17,917,622)		17,917,622

Total Investments (cost $234,673,449) — 105.3%		333,209,132
Liabilities in excess of other assets — (5.3)%		(16,758,899)

NET ASSETS — 100.0%		$316,450,233

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $26,218,464, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $1,991,888 and $17,917,622, respectively, and by $6,472,425 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% - 8.75%, and maturity dates ranging from 9/30/2018 - 2/15/2043; total value of $26,381,935.

(b)	Represents 7-day effective yield as of July 31, 2018.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2018 was $19,909,510.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Small Company Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$301,930,548	$—	$—	$301,930,548
Repurchase Agreement	—	17,917,622	—	17,917,622
Short-Term Investments	13,360,962	—	—	13,360,962

Total	$315,291,510	$17,917,622	$—	$333,209,132

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2018 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks 99.8%

	Shares	Value
Aerospace & Defense 1.5%
AAR Corp.	5,734	$271,849
Aerovironment, Inc.*	3,267	240,484
Arotech Corp.*	6,700	26,130
Astronics Corp.*	1,178	48,310
CPI Aerostructures, Inc.*	1,172	11,017
Cubic Corp.	3,316	225,819
Ducommun, Inc.*	2,970	98,990
Engility Holdings, Inc.*	5,997	207,496
Esterline Technologies Corp.*	3,827	326,443
KeyW Holding Corp. (The)*(a)	5,218	46,283
KLX, Inc.*	9,238	674,836
Mercury Systems, Inc.*	2,286	95,395
Moog, Inc., Class A	3,674	275,587
National Presto Industries, Inc.(a)	640	79,776
SIFCO Industries, Inc.*	425	2,189
Triumph Group, Inc.	6,691	139,507
Vectrus, Inc.*	2,092	65,710

		2,835,821

Air Freight & Logistics 0.5%
Air Transport Services Group, Inc.*	4,170	93,950
Atlas Air Worldwide Holdings, Inc.*	4,349	291,601
Echo Global Logistics, Inc.*	4,411	151,959
Forward Air Corp.	1,257	80,322
Hub Group, Inc., Class A*	5,677	263,413
Park-Ohio Holdings Corp.	1,819	68,122
Radiant Logistics, Inc.*	5,361	21,390

		970,757

Airlines 1.1%
Alaska Air Group, Inc.	4,325	271,740
Copa Holdings SA, Class A	1,310	127,515
JetBlue Airways Corp.*	43,803	788,454
SkyWest, Inc.	7,710	461,829
Spirit Airlines, Inc.*	8,798	382,185

		2,031,723

Auto Components 1.5%
Adient plc	7,975	379,849
American Axle & Manufacturing Holdings, Inc.*	18,129	303,117
Cooper Tire & Rubber Co.(a)	8,427	240,591
Cooper-Standard Holdings, Inc.*	2,266	305,457
Gentex Corp.	10,242	237,614
Gentherm, Inc.*	1,082	49,015
Goodyear Tire & Rubber Co. (The)	16,031	388,110
Horizon Global Corp.*	3,804	26,438
Modine Manufacturing Co.*	10,671	186,209
Motorcar Parts of America, Inc.*(a)	3,290	71,064
Shiloh Industries, Inc.*	3,700	30,525
Standard Motor Products, Inc.	4,269	208,071
Stoneridge, Inc.*	3,092	105,128
Strattec Security Corp.	442	14,586
Superior Industries International, Inc.	4,675	85,786
Tower International, Inc.	3,892	125,712

		2,757,272

Automobiles 0.1%
Winnebago Industries, Inc.	2,948	117,625

Banks 16.4%
1st Source Corp.	4,229	239,192
Access National Corp.	1,870	51,949
Allegiance Bancshares, Inc.*	1,395	62,705
American National Bankshares, Inc.	1,663	67,019
Ameris Bancorp	2,483	115,708
AmeriServ Financial, Inc.	1,800	7,830
Arrow Financial Corp.	1,607	62,191
Associated Banc-Corp.	27,506	742,662
Atlantic Capital Bancshares, Inc.*	1,698	30,309
Banc of California, Inc.(a)	6,828	136,560
BancFirst Corp.	2,468	153,263
Bancorp, Inc. (The)*	11,406	110,752
BancorpSouth Bank	1,710	56,259
Bank of Commerce Holdings	1,636	20,450
Bank of Marin Bancorp	817	72,590
Bank OZK	477	19,509
BankUnited, Inc.	6,608	256,787
Banner Corp.	5,248	330,467
Bar Harbor Bankshares	1,137	32,939
BCB Bancorp, Inc.	754	11,235
Berkshire Hills Bancorp, Inc.	6,787	275,552
Blue Hills Bancorp, Inc.	4,810	105,339
Boston Private Financial Holdings, Inc.	10,941	157,550
Bridge Bancorp, Inc.	1,913	68,485
Brookline Bancorp, Inc.	13,801	251,178
Bryn Mawr Bank Corp.	2,696	131,700
C&F Financial Corp.	391	24,437
Cadence Bancorp	396	10,783
Camden National Corp.	2,176	100,314
Capital City Bank Group, Inc.	2,801	67,840
Carolina Financial Corp.	986	41,165
CenterState Bank Corp.	1,567	43,484
Central Pacific Financial Corp.	4,036	111,232
Central Valley Community Bancorp	600	12,894
Century Bancorp, Inc., Class A	429	33,183
Chemical Financial Corp.	9,486	538,805
CIT Group, Inc.	12,122	641,617
Citizens & Northern Corp.	1,281	34,689
City Holding Co.	977	78,629
Civista Bancshares, Inc.	457	11,302
CNB Financial Corp.	1,639	50,825
Community Bank System, Inc.	2,986	188,864
Community Bankers Trust Corp.*	300	2,850
Community Trust Bancorp, Inc.	2,713	132,462
ConnectOne Bancorp, Inc.	5,101	126,505
Customers Bancorp, Inc.*	5,561	141,639
CVB Financial Corp.	3,962	94,771
Eagle Bancorp, Inc.*	1,792	96,858
Enterprise Bancorp, Inc.	346	13,145
Equity Bancshares, Inc., Class A*	1,317	53,338
Farmers Capital Bank Corp.	1,088	61,254
Farmers National Banc Corp.	3,278	52,366
FCB Financial Holdings, Inc., Class A*	4,285	218,535
Fidelity Southern Corp.	4,129	98,807
Financial Institutions, Inc.	3,043	96,463
First Bancorp	3,569	147,828
First Bancorp, Inc.	1,541	47,000
First Bancorp/PR*	36,613	300,959
First Bancshares, Inc. (The)	851	32,806
First Bank	980	13,867
First Busey Corp.	2,676	84,883
First Business Financial Services, Inc.	1,233	29,296
First Citizens BancShares, Inc., Class A	1,022	415,770
First Commonwealth Financial Corp.	16,327	275,436
First Community Bancshares, Inc.	3,566	116,002
First Connecticut Bancorp, Inc.	1,910	59,401
First Financial Bancorp	12,302	373,366
First Financial Corp.	1,964	100,950
First Financial Northwest, Inc.	1,754	30,976
First Foundation, Inc.*	3,993	62,770
First Horizon National Corp.	31,247	559,009
First Internet Bancorp	800	25,440
First Interstate BancSystem, Inc., Class A	4,105	177,131
First Merchants Corp.	6,505	307,036
First Mid-Illinois Bancshares, Inc.	874	35,231
First Midwest Bancorp, Inc.	14,047	374,633
First Northwest Bancorp*	900	14,562

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Value
Banks (continued)
First of Long Island Corp. (The)	2,776	$60,517
Flushing Financial Corp.	5,137	128,836
FNB Corp.	43,767	561,531
Franklin Financial Network, Inc.*	1,644	64,363
Fulton Financial Corp.	24,548	425,908
German American Bancorp, Inc.	2,829	103,655
Great Southern Bancorp, Inc.	2,228	131,563
Great Western Bancorp, Inc.	9,184	384,350
Green Bancorp, Inc.	5,710	138,753
Guaranty Bancorp	1,040	31,252
Hancock Whitney Corp.	10,910	548,227
Hanmi Financial Corp.	5,805	145,415
HarborOne Bancorp, Inc.*	808	14,827
Heartland Financial USA, Inc.	2,678	157,332
Heritage Commerce Corp.	6,247	95,142
Heritage Financial Corp.	5,474	191,864
Hilltop Holdings, Inc.	13,855	288,184
Home BancShares, Inc.	2,129	49,372
HomeTrust Bancshares, Inc.*	3,132	91,141
Hope Bancorp, Inc.	21,007	352,497
Horizon Bancorp, Inc.	5,116	107,487
IBERIABANK Corp.	7,254	602,807
Independent Bank Corp.	5,806	329,666
Independent Bank Group, Inc.	2,969	199,220
International Bancshares Corp.	10,868	483,083
Investors Bancorp, Inc.	44,063	551,669
Lakeland Bancorp, Inc.	5,074	98,436
Lakeland Financial Corp.	398	19,299
LCNB Corp.	700	13,020
LegacyTexas Financial Group, Inc.	5,940	260,350
Macatawa Bank Corp.	3,062	37,571
MB Financial, Inc.	8,707	421,854
MBT Financial Corp.	2,346	26,744
Mercantile Bank Corp.	1,874	66,564
Midland States Bancorp, Inc.	711	23,946
MidSouth Bancorp, Inc.	770	10,896
MidWestOne Financial Group, Inc.	866	27,851
National Bank Holdings Corp., Class A	4,383	173,479
National Commerce Corp.*	342	14,911
NBT Bancorp, Inc.	5,830	234,599
Nicolet Bankshares, Inc.*	349	19,317
Northeast Bancorp	528	11,326
Northrim BanCorp, Inc.	746	30,064
OFG Bancorp(a)	10,783	179,537
Ohio Valley Banc Corp.(a)	475	23,228
Old Line Bancshares, Inc.	1,271	43,570
Old National Bancorp	23,379	454,722
Old Second Bancorp, Inc.	2,264	35,092
Opus Bank	5,252	148,632
Pacific Premier Bancorp, Inc.*	2,490	92,130
PacWest Bancorp	17,406	874,129
Park National Corp.	309	33,842
Peapack Gladstone Financial Corp.	2,910	95,681
Penns Woods Bancorp, Inc.	343	15,641
Peoples Bancorp of North Carolina, Inc.	709	22,256
Peoples Bancorp, Inc.	3,205	116,085
People’s United Financial, Inc.	48,771	889,095
People’s Utah Bancorp	1,321	48,018
Pinnacle Financial Partners, Inc.	10,202	637,625
Popular, Inc.	14,022	695,912
Premier Financial Bancorp, Inc.	1,453	27,622
Prosperity Bancshares, Inc.	9,596	673,159
QCR Holdings, Inc.	1,503	65,305
Renasant Corp.	6,723	300,384
Republic Bancorp, Inc., Class A	3,317	158,785
S&T Bancorp, Inc.	5,402	241,794
Sandy Spring Bancorp, Inc.	3,894	152,294
Seacoast Banking Corp. of Florida*	2,593	76,001
Shore Bancshares, Inc.	1,088	21,020
Sierra Bancorp	3,169	93,612
Signature Bank	169	18,541
Simmons First National Corp., Class A	12,396	369,401
SmartFinancial, Inc.*	564	14,495
South State Corp.	4,122	345,011
Southern First Bancshares, Inc.*	254	11,163
Southern National Bancorp of Virginia, Inc.	2,865	50,252
Southside Bancshares, Inc.	2,701	92,617
State Bank Financial Corp.	4,358	137,059
Sterling Bancorp	20,201	448,462
Stock Yards Bancorp, Inc.	1,139	43,453
TCF Financial Corp.	19,021	477,617
Tompkins Financial Corp.	135	11,567
Towne Bank	4,600	148,580
TriCo Bancshares	2,948	114,441
TriState Capital Holdings, Inc.*	3,525	103,635
Triumph Bancorp, Inc.*	1,828	70,104
Trustmark Corp.	11,021	387,829
Umpqua Holdings Corp.	31,549	671,994
Union Bankshares Corp.	7,821	316,829
United Bankshares, Inc.	11,708	432,611
United Community Banks, Inc.	8,525	256,006
United Security Bancshares	303	3,257
Univest Corp. of Pennsylvania	4,791	130,794
Valley National Bancorp	35,343	411,746
Veritex Holdings, Inc.*	2,908	89,625
Washington Trust Bancorp, Inc.	446	26,069
WesBanco, Inc.	6,922	338,278
West Bancorporation, Inc.	1,635	40,548
Wintrust Financial Corp.	3,147	276,086

		30,115,717

Beverages 0.1%
Craft Brew Alliance, Inc.*	4,854	96,109

Biotechnology 0.8%
Achillion Pharmaceuticals, Inc.*	32,833	84,709
Acorda Therapeutics, Inc.*	5,438	135,678
Adverum Biotechnologies, Inc.*	7,361	34,597
AMAG Pharmaceuticals, Inc.*(a)	887	19,558
Applied Genetic Technologies Corp.*	3,020	12,080
Aptevo Therapeutics, Inc.*	4,392	18,534
Ardelyx, Inc.*	2,126	8,610
Celldex Therapeutics, Inc.*	12,264	5,703
Chimerix, Inc.*	11,049	49,389
Concert Pharmaceuticals, Inc.*	2,723	43,541
Emergent BioSolutions, Inc.*	6,079	330,394
Merrimack Pharmaceuticals, Inc.*	1,009	5,217
Myriad Genetics, Inc.*(a)	6,476	283,325
PDL BioPharma, Inc.*	24,722	62,052
United Therapeutics Corp.*	2,381	292,649
Versartis, Inc.*	4,942	8,401
Zafgen, Inc.*	5,449	56,670

		1,451,107

Building Products 1.0%
Alpha Pro Tech Ltd.*	4,000	13,200
American Woodmark Corp.*	1,430	119,334
Apogee Enterprises, Inc.	4,255	215,984
Armstrong Flooring, Inc.*	5,118	66,892
CSW Industrials, Inc.*	1,555	84,359
Gibraltar Industries, Inc.*	5,286	229,677
Griffon Corp.	8,229	147,299

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Value
Building Products (continued)
Insteel Industries, Inc.	2,585	$106,321
Owens Corning	2,427	151,008
Quanex Building Products Corp.	7,527	133,228
Simpson Manufacturing Co., Inc.	3,515	256,454
Universal Forest Products, Inc.	8,442	311,003

		1,834,759

Capital Markets 1.0%
Cowen, Inc.*(a)	5,698	89,459
GAIN Capital Holdings, Inc.	5,725	38,987
INTL. FCStone, Inc.*	2,328	124,758
Investment Technology Group, Inc.	5,660	125,369
Janus Henderson Group plc	14,930	485,972
Legg Mason, Inc.	12,809	437,171
Oppenheimer Holdings, Inc., Class A	2,162	63,887
Stifel Financial Corp.	4,887	269,420
Virtus Investment Partners, Inc.	728	97,006
Waddell & Reed Financial, Inc., Class A(a)	2,227	46,121

		1,778,150

Chemicals 2.4%
AdvanSix, Inc.*	3,964	160,423
AgroFresh Solutions, Inc.*	3,582	25,468
American Vanguard Corp.	5,335	115,769
Ashland Global Holdings, Inc.	8,815	723,800
Core Molding Technologies, Inc.	1,940	26,093
Flotek Industries, Inc.*	9,242	28,650
FutureFuel Corp.	8,088	111,291
Hawkins, Inc.	1,432	53,414
HB Fuller Co.	6,707	380,153
Huntsman Corp.	14,794	496,043
Innophos Holdings, Inc.	2,371	107,122
Innospec, Inc.	3,301	267,216
Intrepid Potash, Inc.*	16,455	70,263
Kraton Corp.*	4,678	224,965
LSB Industries, Inc.*	1,598	10,499
Minerals Technologies, Inc.	4,309	325,760
Olin Corp.	10,823	319,387
Platform Specialty Products Corp.*	41,678	515,140
Stepan Co.	1,399	122,524
Trecora Resources*	3,453	51,795
Tredegar Corp.	3,224	83,985
Tronox Ltd., Class A	8,235	151,936

		4,371,696

Commercial Services & Supplies 1.8%
ABM Industries, Inc.	10,288	320,986
ACCO Brands Corp.	15,314	196,019
Acme United Corp.	200	4,362
Advanced Disposal Services, Inc.*	5,714	140,564
AMREP Corp.*	216	1,590
ARC Document Solutions, Inc.*	6,278	16,197
Brady Corp., Class A	3,565	136,361
CECO Environmental Corp.	8,373	57,523
Civeo Corp.*	20,462	77,960
Clean Harbors, Inc.*	3,952	224,987
Deluxe Corp.	200	11,786
Ennis, Inc.	3,361	73,102
Essendant, Inc.	6,917	115,030
Heritage-Crystal Clean, Inc.*	2,727	65,721
LSC Communications, Inc.	2,720	40,854
Matthews International Corp., Class A	3,629	190,704
McGrath RentCorp	3,946	234,314
Mobile Mini, Inc.	6,839	291,683
NL Industries, Inc.*	2,541	21,726
Quad/Graphics, Inc.	1,704	35,034
SP Plus Corp.*	3,641	141,999
Steelcase, Inc., Class A	9,264	127,380
Team, Inc.*(a)	5,447	118,745
Tetra Tech, Inc.	4,229	257,123
UniFirst Corp.	428	80,100
Viad Corp.	3,896	223,630
Virco Manufacturing Corp.	1,500	7,275
VSE Corp.	2,192	94,475

		3,307,230

Communications Equipment 1.5%
ADTRAN, Inc.	12,546	203,872
ARRIS International plc*	21,689	547,864
Aviat Networks, Inc.*	639	9,745
BK Technologies, Inc.	2,881	10,227
Black Box Corp.*(a)	3,500	4,795
Calix, Inc.*	1,597	11,259
Clearfield, Inc.*	800	10,360
Communications Systems, Inc.	2,369	8,552
Comtech Telecommunications Corp.	5,010	168,336
Digi International, Inc.*	6,264	84,564
EchoStar Corp., Class A*	7,774	349,752
EMCORE Corp.*	3,875	19,569
Finisar Corp.*	13,082	220,432
Harmonic, Inc.*	22,926	105,460
Infinera Corp.*	3,824	31,816
InterDigital, Inc.	1,150	94,817
KVH Industries, Inc.*	2,877	35,675
NETGEAR, Inc.*	4,606	303,305
NetScout Systems, Inc.*	12,045	322,806
Network-1 Technologies, Inc.	3,171	8,879
Optical Cable Corp.*	300	1,140
PC-Tel, Inc.	1,200	7,428
Ribbon Communications, Inc.*	8,918	60,509
TESSCO Technologies, Inc.	1,910	35,430
Viavi Solutions, Inc.*	3,727	37,717

		2,694,309

Construction & Engineering 2.3%
AECOM*	29,725	997,571
Aegion Corp.*	5,747	142,411
Ameresco, Inc., Class A*	4,900	65,660
Argan, Inc.	2,646	101,606
EMCOR Group, Inc.	2,792	214,844
Fluor Corp.	564	28,905
Goldfield Corp. (The)*	6,069	28,828
Granite Construction, Inc.	5,233	282,320
Great Lakes Dredge & Dock Corp.*	18,191	98,231
IES Holdings, Inc.*	1,273	22,850
KBR, Inc.	15,436	308,411
MasTec, Inc.*	6,864	319,519
MYR Group, Inc.*	2,963	109,305
Northwest Pipe Co.*	2,416	47,257
NV5 Global, Inc.*	1,142	85,993
Orion Group Holdings, Inc.*	7,050	64,649
Primoris Services Corp.	5,844	157,847
Quanta Services, Inc.*	21,970	748,518
Sterling Construction Co., Inc.*	6,611	88,786
Tutor Perini Corp.*	8,542	158,027
Valmont Industries, Inc.	555	77,506

		4,149,044

Construction Materials 0.0%†
United States Lime & Minerals, Inc.	750	58,275

Consumer Finance 1.4%
Asta Funding, Inc.	267	828
Atlanticus Holdings Corp.*	1,995	4,589

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Value
Consumer Finance (continued)
Consumer Portfolio Services, Inc.*	1,523	$5,102
Encore Capital Group, Inc.*(a)	2,812	101,513
Enova International, Inc.*	5,456	169,136
EZCORP, Inc., Class A*	10,724	122,790
FirstCash, Inc.	550	44,660
Green Dot Corp., Class A*	1,020	80,906
Navient Corp.	39,150	517,172
Nelnet, Inc., Class A	4,820	283,320
OneMain Holdings, Inc.*	12,317	409,540
PRA Group, Inc.*(a)	2,687	105,330
Regional Management Corp.*	2,948	97,785
Santander Consumer USA Holdings, Inc.	29,610	569,696
World Acceptance Corp.*	1,131	112,998

		2,625,365

Containers & Packaging 0.5%
Graphic Packaging Holding Co.	23,266	338,055
Greif, Inc., Class A	4,541	247,258
Sonoco Products Co.	4,871	271,899
UFP Technologies, Inc.*	423	13,832

		871,044

Distributors 0.1%
Core-Mark Holding Co., Inc.	3,305	79,915
VOXX International Corp.*	5,943	31,201
Weyco Group, Inc.	2,056	71,651

		182,767

Diversified Consumer Services 0.8%
Adtalem Global Education, Inc.*	8,712	475,240
American Public Education, Inc.*	4,019	177,238
Ascent Capital Group, Inc., Class A*	2,873	8,274
Bridgepoint Education, Inc.*	1,950	25,564
Carriage Services, Inc.	3,713	92,788
Graham Holdings Co., Class B	701	391,859
Houghton Mifflin Harcourt Co.*	2,389	15,170
K12, Inc.*	8,000	130,880
Laureate Education, Inc., Class A*	2,779	41,157
Liberty Tax, Inc., Class A	1,516	15,615
Regis Corp.*	8,534	149,004

		1,522,789

Diversified Financial Services 0.1%
Cannae Holdings, Inc.*	3,898	71,138
Marlin Business Services Corp.	1,601	49,311
On Deck Capital, Inc.*	6,287	43,003

		163,452

Diversified Telecommunication Services 0.2%
ATN International, Inc.	2,354	150,374
Cincinnati Bell, Inc.*	1,048	13,991
Consolidated Communications Holdings, Inc.	919	11,708
Frontier Communications Corp.(a)	10,982	57,326
Iridium Communications, Inc.*(a)	7,904	136,739

		370,138

Electrical Equipment 1.1%
Acuity Brands, Inc.	892	124,015
AZZ, Inc.	5,446	295,173
Babcock & Wilcox Enterprises, Inc.*(a)	8,077	17,365
Broadwind Energy, Inc.*	2,432	5,667
Encore Wire Corp.	3,606	175,792
EnerSys	1,497	122,859
FuelCell Energy, Inc.*	4,647	6,041
LSI Industries, Inc.	4,939	24,152
nVent Electric plc*	11,511	315,401
Powell Industries, Inc.	2,855	104,636
Preformed Line Products Co.	824	72,347
Regal Beloit Corp.	5,887	505,988
Thermon Group Holdings, Inc.*	5,276	132,269
Ultralife Corp.*	3,374	33,909

		1,935,614

Electronic Equipment, Instruments & Components 5.3%
Anixter International, Inc.*	4,681	341,245
Arrow Electronics, Inc.*	15,843	1,201,533
Avnet, Inc.	20,075	880,289
AVX Corp.	20,825	432,743
Bel Fuse, Inc., Class B	2,729	61,403
Belden, Inc.	289	18,713
Benchmark Electronics, Inc.	5,889	142,514
CTS Corp.	4,948	172,685
Daktronics, Inc.	8,464	72,706
Electro Scientific Industries, Inc.*(a)	2,466	44,462
ePlus, Inc.*	1,594	157,248
Fabrinet*	5,205	203,620
FARO Technologies, Inc.*	2,559	166,591
Frequency Electronics, Inc.*	900	7,470
II-VI, Inc.*	7,821	306,583
Insight Enterprises, Inc.*	5,645	283,774
Jabil, Inc.	24,105	679,038
KEMET Corp.*	6,837	177,694
Key Tronic Corp.*	2,680	21,654
Kimball Electronics, Inc.*	5,843	118,905
Knowles Corp.*	14,892	258,525
Methode Electronics, Inc.	3,912	153,546
MTS Systems Corp.	1,181	64,394
OSI Systems, Inc.*	2,417	192,780
PAR Technology Corp.*	1,700	31,756
Park Electrochemical Corp.	3,435	75,948
PC Connection, Inc.	3,343	113,161
PCM, Inc.*	3,273	72,333
Plexus Corp.*	5,296	314,688
RF Industries Ltd.	443	4,408
Richardson Electronics Ltd.	2,700	24,732
Rogers Corp.*	2,420	282,099
Sanmina Corp.*	12,441	362,033
ScanSource, Inc.*	4,682	193,133
SMTC Corp.*	2,189	5,429
SYNNEX Corp.	5,184	500,100
Tech Data Corp.*	5,697	475,187
TTM Technologies, Inc.*	16,634	288,766
VeriFone Systems, Inc.*	5,674	129,935
Vishay Intertechnology, Inc.	22,196	554,900
Vishay Precision Group, Inc.*	2,246	89,615
Wayside Technology Group, Inc.	200	2,700
Wireless Telecom Group, Inc.*	5,122	10,756

		9,691,794

Energy Equipment & Services 3.8%
Archrock, Inc.	13,169	179,757
Basic Energy Services, Inc.*	3,935	44,387
Bristow Group, Inc.*	8,504	118,886
CARBO Ceramics, Inc.*(a)	883	8,238
Dawson Geophysical Co.*	5,839	45,603
Diamond Offshore Drilling, Inc.*	10,434	200,333
Dril-Quip, Inc.*	5,939	306,155
Ensco plc, Class A	51,382	381,768
Era Group, Inc.*	5,757	81,346
Exterran Corp.*	6,251	173,278
Forum Energy Technologies, Inc.*	17,299	227,482
Frank’s International NV(a)	3,139	26,462
Geospace Technologies Corp.*	1,817	25,565
Gulf Island Fabrication, Inc.	3,273	29,621
Helix Energy Solutions Group, Inc.*	25,935	259,609
Helmerich & Payne, Inc.	13,982	857,796

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Value
Energy Equipment & Services (continued)
Hornbeck Offshore Services, Inc.*	6,751	$32,135
Independence Contract Drilling, Inc.*	8,702	35,069
Mammoth Energy Services, Inc.*	402	14,962
Matrix Service Co.*	5,085	101,446
McDermott International, Inc.*	15,813	284,792
Mitcham Industries, Inc.*	4,242	16,374
Nabors Industries Ltd.	40,236	240,611
Natural Gas Services Group, Inc.*	3,260	72,046
Newpark Resources, Inc.*	19,127	211,353
Noble Corp. plc*	35,962	210,018
Nordic American Offshore Ltd.	17	19
Oceaneering International, Inc.	15,513	424,436
Oil States International, Inc.*	9,810	342,369
Parker Drilling Co.*	2,199	10,115
Patterson-UTI Energy, Inc.	28,153	484,232
PHI, Inc.(Non-Voting)*	2,915	24,224
Pioneer Energy Services Corp.*	17,077	56,354
RigNet, Inc.*	1,237	15,215
Rowan Cos. plc, Class A*	20,669	299,287
SEACOR Holdings, Inc.*	2,969	156,674
SEACOR Marine Holdings, Inc.*	2,919	73,851
Select Energy Services, Inc., Class A*	829	12,667
Smart Sand, Inc.*(a)	1,795	10,411
Superior Energy Services, Inc.*	25,826	254,128
TETRA Technologies, Inc.*	17,259	74,386
Unit Corp.*	10,139	252,461
US Silica Holdings, Inc.(a)	11,125	299,930

		6,975,851

Equity Real Estate Investment Trusts (REITs) 0.1%
Alexander & Baldwin, Inc.	4,130	98,914
CorePoint Lodging, Inc.*	2,154	54,410

		153,324

Food & Staples Retailing 1.0%
Andersons, Inc.(The)	5,129	180,797
Casey’s General Stores, Inc.	1,146	125,350
Chefs’ Warehouse, Inc. (The)*	3,005	80,985
Ingles Markets, Inc., Class A	3,457	102,846
Natural Grocers by Vitamin Cottage, Inc.*(a)	4,116	54,619
Performance Food Group Co.*	1,409	50,513
PriceSmart, Inc.	291	23,789
Smart & Final Stores, Inc.*	4,387	25,883
SpartanNash Co.	6,313	151,259
SUPERVALU, Inc.*	4,363	141,012
United Natural Foods, Inc.*	8,040	258,888
US Foods Holding Corp.*	11,413	385,874
Village Super Market, Inc., Class A	2,253	60,673
Weis Markets, Inc.	3,215	164,383

		1,806,871

Food Products 1.8%
Alico, Inc.	847	27,104
Darling Ingredients, Inc.*	24,731	496,846
Dean Foods Co.	16,013	157,248
Farmer Brothers Co.*	2,830	81,646
Fresh Del Monte Produce, Inc.	8,506	308,768
Hostess Brands, Inc.*	7,606	106,560
John B Sanfilippo & Son, Inc.*	1,084	83,327
Landec Corp.*	4,091	57,274
Limoneira Co.	1,674	45,633
Post Holdings, Inc.*	9,033	781,896
Sanderson Farms, Inc.(a)	3,553	358,249
Sanderson Farms, Inc.*(b)(c)(d)	200	0
Seaboard Corp.	115	418,370
Seneca Foods Corp., Class A*	1,991	53,657
TreeHouse Foods, Inc.*	5,786	274,777

		3,251,355

Health Care Equipment & Supplies 1.2%
AngioDynamics, Inc.*	6,548	138,425
Anika Therapeutics, Inc.*	2,476	99,114
Avanos Medical, Inc.*	8,379	462,521
CONMED Corp.	3,554	262,996
CryoLife, Inc.*	5,058	150,729
FONAR Corp.*	951	24,821
Haemonetics Corp.*	1,344	131,228
Integer Holdings Corp.*	4,932	352,391
Invacare Corp.	7,501	133,893
Kewaunee Scientific Corp.	92	2,907
Merit Medical Systems, Inc.*	5,211	282,957
Natus Medical, Inc.*	1,100	40,150
Nuvectra Corp.*	1,248	19,569
Orthofix International NV*	1,141	69,019
Photo Medex, Inc.*(b)(c)	60	0
RTI Surgical, Inc.*	12,630	58,098
SeaSpine Holdings Corp.*	2,130	29,735

		2,258,553

Health Care Providers & Services 2.4%
AAC Holdings, Inc.*	1,294	13,445
Acadia Healthcare Co., Inc.*	12,893	509,016
Aceto Corp.	5,812	19,005
Addus HomeCare Corp.*	3,524	233,113
Brookdale Senior Living, Inc.*	26,649	255,564
Community Health Systems, Inc.*	9,535	31,847
Cross Country Healthcare, Inc.*	5,129	60,163
Digirad Corp.	4,028	6,646
Diplomat Pharmacy, Inc.*	5,200	108,056
Ensign Group, Inc. (The)	3,474	125,307
Envision Healthcare Corp.*	10,245	453,444
Five Star Senior Living, Inc.*	2,367	3,077
LHC Group, Inc.*	5,630	484,630
LifePoint Health, Inc.*	5,851	379,145
Magellan Health, Inc.*	3,844	279,651
MedCath Corp.*(b)(c)(d)	2,115	0
MEDNAX, Inc.*	7,085	303,167
National HealthCare Corp.	2,776	200,094
Owens & Minor, Inc.	8,102	152,885
Premier, Inc., Class A*	1,770	66,198
Providence Service Corp. (The)*	2,000	140,160
Quorum Health Corp.*	3,682	17,821
Select Medical Holdings Corp.*	17,983	374,046
Surgery Partners, Inc.*(a)	979	14,783
Triple-S Management Corp., Class B*	4,740	168,317

		4,399,580

Health Care Technology 0.5%
Allscripts Healthcare Solutions, Inc.*	29,290	358,509
Evolent Health, Inc., Class A*(a)	6,447	130,229
HealthStream, Inc.	4,884	137,143
HMS Holdings Corp.*	6,872	164,447
Micron Solutions, Inc.*	200	660
Quality Systems, Inc.*	3,097	62,343

		853,331

Hotels, Restaurants & Leisure 1.4%
Ark Restaurants Corp.	318	7,155
BBX Capital Corp.	4,655	40,592
Belmond Ltd., Class A*	17,989	202,376
Biglari Holdings, Inc., Class A*	17	16,616
BJ’s Restaurants, Inc.	3,406	215,429
Bojangles’, Inc.*	2,673	35,150
Carrols Restaurant Group, Inc.*	3,980	57,710

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Value
Hotels, Restaurants & Leisure (continued)
Chuy’s Holdings, Inc.*	3,186	$100,837
Del Frisco’s Restaurant Group, Inc.*	5,584	47,743
Del Taco Restaurants, Inc.*	8,750	113,225
Dover Motorsports, Inc.	1,000	2,000
Drive Shack, Inc.*	3,223	19,983
El Pollo Loco Holdings, Inc.*	2,919	33,860
Eldorado Resorts, Inc.*(a)	1,630	69,845
Fiesta Restaurant Group, Inc.*	1,776	51,593
ILG, Inc.	10,996	377,493
International Game Technology plc	13,980	353,414
J Alexander’s Holdings, Inc.*	2,426	25,958
Luby’s, Inc.*	3,390	8,306
Marriott Vacations Worldwide Corp.	2,107	250,965
Monarch Casino & Resort, Inc.*	870	41,473
OBH, Inc.*	176	33,340
Playa Hotels & Resorts NV*	1,046	10,868
Potbelly Corp.*	4,608	57,139
RCI Hospitality Holdings, Inc.	1,853	60,093
Red Lion Hotels Corp.*	3,236	40,450
Red Robin Gourmet Burgers, Inc.*	2,257	106,756
Speedway Motorsports, Inc.	6,911	121,979

		2,502,348

Household Durables 2.6%
AV Homes, Inc.*	5,292	114,043
Bassett Furniture Industries, Inc.	1,614	40,350
Cavco Industries, Inc.*	1,171	248,779
Century Communities, Inc.*	4,918	149,999
CSS Industries, Inc.	1,000	15,950
Ethan Allen Interiors, Inc.	4,316	97,110
Flexsteel Industries, Inc.	1,648	59,048
Green Brick Partners, Inc.*	8,441	81,878
Hamilton Beach Brands Holding Co., Class A(c)	799	20,295
Helen of Troy Ltd.*	3,175	363,696
Hooker Furniture Corp.	2,384	107,399
KB Home	12,671	300,936
La-Z-Boy, Inc.	7,709	235,125
Libbey, Inc.	1,488	14,255
Lifetime Brands, Inc.	3,756	45,635
M/I Homes, Inc.*	5,099	131,860
MDC Holdings, Inc.	7,213	209,466
Meritage Homes Corp.*	7,800	336,570
New Home Co., Inc. (The)*	2,958	27,273
Orleans Homebuilders, Inc.*(b)(c)(d)	1,500	0
PICO Holdings, Inc.*	4,992	60,403
Taylor Morrison Home Corp., Class A*	14,249	278,283
Toll Brothers, Inc.	24,027	847,192
TopBuild Corp.*	5,498	408,391
TRI Pointe Group, Inc.*	25,182	356,829
Universal Electronics, Inc.*	1,319	46,099
William Lyon Homes, Class A*	5,959	130,085
ZAGG, Inc.*	2,669	39,768

		4,766,717

Household Products 0.2%
Central Garden & Pet Co.*	2,100	90,657
Central Garden & Pet Co., Class A*	5,569	223,428
Oil-Dri Corp. of America	461	19,528
Orchids Paper Products Co.*	943	4,744

		338,357

Independent Power and Renewable Electricity Producers 0.1%
Ormat Technologies, Inc.	3,973	215,535
TerraForm Power, Inc., Class A	1,830	18,721

		234,256

Industrial Conglomerates 0.1%
Carlisle Cos., Inc.	967	118,786

Insurance 5.7%
Ambac Financial Group, Inc.*(c)	7,823	159,746
American Equity Investment Life Holding Co.	13,321	475,959
American National Insurance Co.	3,462	446,563
AMERISAFE, Inc.	1,828	114,798
AmTrust Financial Services, Inc.(a)	3,538	51,230
Argo Group International Holdings Ltd.	4,838	302,617
Aspen Insurance Holdings Ltd.	10,104	408,707
Assurant, Inc.	8,703	959,941
Assured Guaranty Ltd.	16,643	647,746
Atlas Financial Holdings, Inc.*	2,387	20,170
Axis Capital Holdings Ltd.	862	48,755
Baldwin & Lyons, Inc., Class B*	1,193	27,857
Blue Capital Reinsurance Holdings Ltd.	695	7,749
Citizens, Inc.*(a)	2,376	18,794
CNO Financial Group, Inc.	26,729	543,935
Donegal Group, Inc., Class A	4,202	61,391
eHealth, Inc.*	507	12,036
EMC Insurance Group, Inc.	3,160	84,593
Employers Holdings, Inc.	5,084	236,152
Enstar Group Ltd.*	1,850	399,970
FBL Financial Group, Inc., Class A	2,516	205,557
FedNat Holding Co.	3,276	76,331
Genworth Financial, Inc., Class A*	26,992	124,163
Global Indemnity Ltd.	2,452	99,919
Greenlight Capital Re Ltd., Class A*	5,532	80,767
Hallmark Financial Services, Inc.*	3,425	36,168
Hanover Insurance Group, Inc. (The)	4,330	543,069
HCI Group, Inc.	1,529	65,426
Heritage Insurance Holdings, Inc.(a)	4,846	83,206
Horace Mann Educators Corp.	5,225	228,332
Independence Holding Co.	2,090	72,628
Investors Title Co.	330	63,162
James River Group Holdings Ltd.	1,229	50,868
Kemper Corp.	4,163	332,207
Kingstone Cos., Inc.	739	12,083
Maiden Holdings Ltd.	15,509	134,928
MBIA, Inc.*(a)	16,417	168,274
Mercury General Corp.	2,006	103,169
National General Holdings Corp.	7,786	214,738
National Western Life Group, Inc., Class A	337	109,188
Navigators Group, Inc. (The)	4,410	266,144
Old Republic International Corp.	35,955	766,201
ProAssurance Corp.	2,176	89,869
RenaissanceRe Holdings Ltd.	182	23,997
Safety Insurance Group, Inc.	1,899	173,948
Selective Insurance Group, Inc.	5,562	332,608
State Auto Financial Corp.	4,807	155,458
Stewart Information Services Corp.	4,144	188,303
Third Point Reinsurance Ltd.*	15,356	193,486
United Fire Group, Inc.	4,126	248,757
United Insurance Holdings Corp.	1,370	28,441
Universal Insurance Holdings, Inc.	378	16,783
White Mountains Insurance Group Ltd.	190	173,476

		10,490,363

Internet & Direct Marketing Retail 0.3%
1-800-Flowers.com, Inc., Class A*	7,399	107,285
EVINE Live, Inc.*	4,800	6,816
FTD Cos., Inc.*	6,539	23,606
Liberty Expedia Holdings, Inc., Class A*	3,947	190,127

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Value
Internet & Direct Marketing Retail (continued)
Liberty TripAdvisor Holdings, Inc., Class A*	10,275	$171,079

		498,913

Internet Software & Services 0.5%
Blucora, Inc.*	8,815	306,321
BroadVision, Inc.*	530	1,060
Cars.com, Inc.*	8,846	250,961
DHI Group, Inc.*	6,813	14,307
Liquidity Services, Inc.*	7,122	50,210
Marchex, Inc., Class B	5,787	17,651
Meet Group, Inc. (The)*	13,286	53,941
QuinStreet, Inc.*	3,275	43,427
Reis, Inc.	561	11,977
TechTarget, Inc.*	2,129	60,506
XO Group, Inc.*	3,901	109,930

		920,291

IT Services 1.3%
Acxiom Corp.*	13,651	553,412
CACI International, Inc., Class A*	2,463	431,518
Cass Information Systems, Inc.	730	49,165
Computer Task Group, Inc.*	2,911	17,524
Conduent, Inc.*	12,878	231,289
Convergys Corp.	14,251	350,575
Edgewater Technology, Inc.*	400	2,048
ManTech International Corp., Class A	4,310	257,953
Perficient, Inc.*	6,653	175,107
PRGX Global, Inc.*	1,900	17,195
Sykes Enterprises, Inc.*	7,529	223,310
Virtusa Corp.*	2,601	137,411

		2,446,507

Leisure Products 0.4%
Acushnet Holdings Corp.	6,909	166,991
Callaway Golf Co.	15,276	293,910
Clarus Corp.*	3,100	27,900
Escalade, Inc.	1,700	22,780
JAKKS Pacific, Inc.*	744	1,711
Johnson Outdoors, Inc., Class A	1,364	110,580
Nautilus, Inc.*	3,248	46,284
Vista Outdoor, Inc.*	7,134	115,856

		786,012

Life Sciences Tools & Services 0.3%
Harvard Bioscience, Inc.*	8,872	50,570
Luminex Corp.	5,758	194,966
Syneos Health, Inc.*	4,655	229,375

		474,911

Machinery 4.1%
Actuant Corp., Class A	5,567	158,938
AGCO Corp.	10,092	635,998
Alamo Group, Inc.	2,702	251,286
Albany International Corp., Class A	2,024	133,888
American Railcar Industries, Inc.(a)	3,321	151,338
Astec Industries, Inc.	4,281	210,326
Barnes Group, Inc.	4,799	325,612
Briggs & Stratton Corp.	7,426	131,366
Chart Industries, Inc.*	6,610	516,175
CIRCOR International, Inc.	1,910	84,708
Colfax Corp.*	13,814	446,192
Columbus McKinnon Corp.	3,789	155,955
DMC Global, Inc.	1,833	75,245
Eastern Co. (The)	399	11,770
EnPro Industries, Inc.	200	15,278
ESCO Technologies, Inc.	3,963	246,697
Federal Signal Corp.	7,769	184,514
Franklin Electric Co., Inc.	4,164	205,910
FreightCar America, Inc.	2,266	41,490
Gencor Industries, Inc.*	1,501	22,515
Gorman-Rupp Co. (The)	3,700	140,008
Graham Corp.	1,887	50,251
Greenbrier Cos., Inc. (The)	4,576	259,230
Hurco Cos., Inc.	1,343	59,495
Hyster-Yale Materials Handling, Inc.	1,542	101,402
ITT, Inc.	5,498	311,572
Kadant, Inc.	653	63,080
Kennametal, Inc.	1,987	77,413
LB Foster Co., Class A*	2,592	63,634
LS Starrett Co.(The), Class A	690	4,416
Lydall, Inc.*	1,818	84,355
Manitowoc Co., Inc. (The)*	4,921	130,357
Milacron Holdings Corp.*	2,528	52,709
Miller Industries, Inc.	3,399	88,544
NN, Inc.	6,648	142,932
Oshkosh Corp.	2,264	170,366
Perma-Pipe International Holdings, Inc.*	700	6,335
Rexnord Corp.*	4,916	148,660
Spartan Motors, Inc.	6,355	93,736
SPX FLOW, Inc.*	1,100	52,272
Standex International Corp.	200	20,730
Timken Co. (The)	2,999	147,701
Titan International, Inc.	10,236	108,399
Trinity Industries, Inc.	21,458	817,550
Twin Disc, Inc.*	800	20,968
Wabash National Corp.	7,650	151,470
Watts Water Technologies, Inc., Class A	1,608	137,564
Woodward, Inc.	272	22,633

		7,532,983

Marine 0.6%
Costamare, Inc.(a)	16,158	112,136
Eagle Bulk Shipping, Inc.*	3,855	22,166
Genco Shipping & Trading Ltd.*	1,548	22,988
Golden Ocean Group Ltd.	4,045	37,821
Kirby Corp.*	8,387	699,895
Matson, Inc.	5,577	200,772
Scorpio Bulkers, Inc.	6,481	48,932

		1,144,710

Media 1.6%
AH Belo Corp., Class A	5,287	23,263
AMC Entertainment Holdings, Inc., Class A	8,355	136,186
Ballantyne Strong, Inc.*	3,325	17,955
Cinemark Holdings, Inc.	7,968	286,211
Entercom Communications Corp., Class A(a)	2,923	22,069
Entravision Communications Corp., Class A	12,688	61,537
Eros International plc*(a)	1,900	25,555
EW Scripps Co. (The), Class A	11,366	148,895
Gannett Co., Inc.	14,836	156,816
Gray Television, Inc.*	11,439	176,733
IMAX Corp.*	482	10,652
John Wiley & Sons, Inc., Class A	1,931	121,943
Liberty Latin America Ltd., Class A*	3,134	59,797
Liberty Latin America Ltd., Class C*	3,808	73,723
Lions Gate Entertainment Corp., Class A	5,438	129,696
Lions Gate Entertainment Corp., Class B	6,940	158,718
Marcus Corp. (The)	2,900	111,795
Meredith Corp.(a)	5,590	297,108
New Media Investment Group, Inc.	9,422	169,502
Nexstar Media Group, Inc., Class A	2,336	173,915
Reading International, Inc., Class A*	3,433	54,241

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Value
Media (continued)
Saga Communications, Inc., Class A	533	$20,174
Salem Media Group, Inc.	4,000	19,800
Scholastic Corp.	4,995	208,591
Sinclair Broadcast Group, Inc., Class A	694	17,905
TEGNA, Inc.	8,468	93,402
Townsquare Media, Inc., Class A	2,500	16,200
Tribune Media Co., Class A	2,121	71,796

		2,864,178

Metals & Mining 2.0%
Ampco-Pittsburgh Corp.*	2,015	21,258
Carpenter Technology Corp.	7,417	406,229
Coeur Mining, Inc.*	7,245	50,715
Commercial Metals Co.	16,768	374,597
Friedman Industries, Inc.	1,708	17,746
Gold Resource Corp.	2,355	15,425
Haynes International, Inc.	2,492	105,810
Hecla Mining Co.	68,127	218,007
Kaiser Aluminum Corp.	193	21,543
Materion Corp.	3,969	248,856
Olympic Steel, Inc.	2,883	63,743
Reliance Steel & Aluminum Co.	10,150	915,530
Schnitzer Steel Industries, Inc., Class A	5,942	195,789
SunCoke Energy, Inc.*	11,920	136,007
Synalloy Corp.	400	8,640
TimkenSteel Corp.*	9,702	134,858
United States Steel Corp.	17,445	635,521
Universal Stainless & Alloy Products, Inc.*	2,462	73,639

		3,643,913

Multiline Retail 0.3%
Dillard’s, Inc., Class A(a)	5,244	420,936
Fred’s, Inc., Class A(a)	9,105	19,849
JC Penney Co., Inc.*(a)	23,712	58,094
Tuesday Morning Corp.*	7,030	20,387

		519,266

Oil, Gas & Consumable Fuels 6.8%
Adams Resources & Energy, Inc.	928	37,120
Antero Resources Corp.*	44,087	905,547
Arch Coal, Inc., Class A	2,839	240,151
Ardmore Shipping Corp.*	4,393	29,653
Bonanza Creek Energy, Inc.*	2,516	93,595
Callon Petroleum Co.*	28,196	303,389
Centennial Resource Development, Inc., Class A*	15,297	274,734
Clean Energy Fuels Corp.*	22,189	63,239
Cloud Peak Energy, Inc.*	12,663	33,050
CNX Resources Corp.*	31,368	510,671
Concho Resources, Inc.*	6,659	971,215
CONSOL Energy, Inc.*	3,921	163,231
Contango Oil & Gas Co.*	5,570	31,248
CVR Energy, Inc.(a)	2,535	99,600
Delek US Holdings, Inc.	8,650	461,218
Denbury Resources, Inc.*	31,751	143,197
DHT Holdings, Inc.	10,879	46,236
Dorian LPG Ltd.*	9,618	81,753
Eclipse Resources Corp.*	27,639	44,499
EnLink Midstream LLC	13,271	211,672
EP Energy Corp., Class A*(a)	5,079	10,920
Extraction Oil & Gas, Inc.*(a)	6,057	91,582
GasLog Ltd.	5,428	91,462
Green Plains, Inc.	6,261	103,933
Gulfport Energy Corp.*	21,856	251,563
Halcon Resources Corp.*(a)	13,727	53,673
Hallador Energy Co.	7,101	49,778
HighPoint Resources Corp.*	16,396	107,230
International Seaways, Inc.*	2,698	58,735
Matador Resources Co.*	5,573	186,695
Midstates Petroleum Co., Inc.*	1,497	19,626
Murphy Oil Corp.	24,117	802,131
NACCO Industries, Inc., Class A	939	30,987
Oasis Petroleum, Inc.*	34,661	423,557
Overseas Shipholding Group, Inc., Class A*	10,848	39,053
Pacific Ethanol, Inc.*	8,749	25,591
Panhandle Oil and Gas, Inc., Class A	1,332	27,173
Par Pacific Holdings, Inc.*	3,365	58,921
PBF Energy, Inc., Class A	15,951	744,912
PDC Energy, Inc.*	7,604	478,900
Peabody Energy Corp.	13,543	575,442
Penn Virginia Corp.*	1,473	124,498
QEP Resources, Inc.*	32,096	333,477
Range Resources Corp.	18,529	285,902
Renewable Energy Group, Inc.*	9,795	167,005
REX American Resources Corp.*	783	60,291
Ring Energy, Inc.*	5,773	71,354
SandRidge Energy, Inc.*	2,940	47,981
Scorpio Tankers, Inc.	34,437	74,040
SemGroup Corp., Class A	11,529	289,954
Ship Finance International Ltd.	8,695	126,512
SilverBow Resources, Inc.*	479	14,595
SM Energy Co.	15,170	417,327
Southwestern Energy Co.*(a)	21,636	111,209
SRC Energy, Inc.*	19,838	224,566
Talos Energy, Inc.*	1,888	70,120
Teekay Tankers Ltd., Class A	13,319	12,633
Whiting Petroleum Corp.*	7,852	389,852
World Fuel Services Corp.	8,523	237,195
WPX Energy, Inc.*	25,050	470,189

		12,505,582

Paper & Forest Products 1.2%
Boise Cascade Co.	5,347	231,258
Clearwater Paper Corp.*	2,391	54,037
Domtar Corp.	9,979	481,187
KapStone Paper and Packaging Corp.	12,967	450,992
Louisiana-Pacific Corp.	8,036	216,329
Mercer International, Inc.	12,600	226,170
PH Glatfelter Co.	5,201	85,140
Resolute Forest Products, Inc.*	16,440	166,866
Schweitzer-Mauduit International, Inc.	3,833	159,031
Verso Corp., Class A*	3,380	70,541

		2,141,551

Personal Products 0.1%
Edgewell Personal Care Co.*	716	38,564
Inter Parfums, Inc.	936	56,347
Mannatech, Inc.	180	3,573

		98,484

Pharmaceuticals 0.4%
Amphastar Pharmaceuticals, Inc.*	7,223	126,041
Cumberland Pharmaceuticals, Inc.*	3,851	23,491
Depomed, Inc.*	7,526	66,680
Endo International plc*	7,881	98,040
Intra-Cellular Therapies, Inc.*	1,275	25,589
Mallinckrodt plc*(a)	8,984	210,675
Prestige Brands Holdings, Inc.*	1,849	66,065
Taro Pharmaceutical Industries Ltd.*	169	18,972
Tetraphase Pharmaceuticals, Inc.*	3,410	9,787

		645,340

Professional Services 1.6%
Acacia Research Corp.*	12,146	46,155

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Value
Professional Services (continued)
ASGN, Inc.*	1,232	$111,250
CBIZ, Inc.*	9,806	215,732
CRA International, Inc.	2,000	108,240
Franklin Covey Co.*	593	15,151
FTI Consulting, Inc.*	5,744	453,546
GP Strategies Corp.*	1,197	22,623
Heidrick & Struggles International, Inc.	3,526	144,213
Hill International, Inc.*	2,901	15,955
Hudson Global, Inc.*	3,050	5,185
Huron Consulting Group, Inc.*	3,418	149,196
ICF International, Inc.	3,247	239,142
InnerWorkings, Inc.*	9,233	81,804
Kelly Services, Inc., Class A	6,651	161,553
Korn/Ferry International	8,019	529,094
ManpowerGroup, Inc.	1,612	150,335
Mistras Group, Inc.*	4,648	97,794
Navigant Consulting, Inc.*	9,014	196,145
RCM Technologies, Inc.	400	1,944
Resources Connection, Inc.	8,465	134,593
TrueBlue, Inc.*	4,454	120,481

		3,000,131

Real Estate Management & Development 0.4%
Consolidated-Tomoka Land Co.	732	47,953
Forestar Group, Inc.*	940	21,338
FRP Holdings, Inc.*	468	30,420
Griffin Industrial Realty, Inc.	535	22,261
Jones Lang LaSalle, Inc.	207	35,399
Kennedy-Wilson Holdings, Inc.	2,798	58,478
Rafael Holdings, Inc., Class B*	2,237	20,357
RE/MAX Holdings, Inc., Class A	1,401	71,171
Realogy Holdings Corp.(a)	17,910	391,692
Tejon Ranch Co.*	3,720	87,048

		786,117

Road & Rail 2.2%
AMERCO	1,995	752,275
ArcBest Corp.	4,535	211,104
Covenant Transportation Group, Inc., Class A*	3,493	101,227
Genesee & Wyoming, Inc., Class A*	8,513	732,118
Hertz Global Holdings, Inc.*(a)	6,839	104,158
Knight-Swift Transportation Holdings, Inc.	16,184	526,789
Marten Transport Ltd.	10,396	227,153
PAM Transportation Services, Inc.*	559	30,493
Patriot Transportation Holding, Inc.*	156	3,323
Roadrunner Transportation Systems, Inc.*	9,144	20,025
Ryder System, Inc.	7,508	587,876
Saia, Inc.*	2,915	219,645
Schneider National, Inc., Class B	2,442	63,834
USA Truck, Inc.*	1,450	31,639
Werner Enterprises, Inc.	10,074	375,257

		3,986,916

Semiconductors & Semiconductor Equipment 1.8%
Alpha & Omega Semiconductor Ltd.*	3,313	44,262
Amkor Technology, Inc.*	39,407	342,053
Amtech Systems, Inc.*	2,835	16,046
Axcelis Technologies, Inc.*	3,847	84,634
AXT, Inc.*	7,813	58,988
Brooks Automation, Inc.	4,736	144,827
Cohu, Inc.	5,275	132,824
Cree, Inc.*	1,082	51,016
CyberOptics Corp.*	1,654	31,013
Diodes, Inc.*	8,319	309,134
First Solar, Inc.*	8,697	455,288
FormFactor, Inc.*	2,768	35,846
GSI Technology, Inc.*	2,857	19,570
Ichor Holdings Ltd.*(a)	1,024	21,504
inTEST Corp.*	3,095	22,439
Kulicke & Soffa Industries, Inc.	10,787	284,345
MKS Instruments, Inc.	756	71,291
Nanometrics, Inc.*	3,440	129,550
NeoPhotonics Corp.*(a)	9,705	61,821
PDF Solutions, Inc.*	4,599	48,290
Photronics, Inc.*	12,094	108,846
Rambus, Inc.*	13,270	164,017
Rudolph Technologies, Inc.*	6,218	177,835
Sigma Designs, Inc.*	8,961	54,214
Synaptics, Inc.*	2,011	100,771
Ultra Clean Holdings, Inc.*	6,312	84,707
Veeco Instruments, Inc.*	8,083	118,416
Xcerra Corp.*	9,497	135,237

		3,308,784

Software 0.4%
ACI Worldwide, Inc.*	937	24,212
Aware, Inc.*	1,965	7,369
BSQUARE Corp.*	700	1,610
MicroStrategy, Inc., Class A*	400	52,060
Monotype Imaging Holdings, Inc.	1,244	25,689
OneSpan, Inc.*	5,324	86,781
RealNetworks, Inc.*	2,449	8,792
Rubicon Project, Inc. (The)*	3,000	8,640
Seachange International, Inc.*	5,075	15,529
Synchronoss Technologies, Inc.*	4,983	21,078
TiVo Corp.	27,371	332,558
Verint Systems, Inc.*	4,579	205,597

		789,915

Specialty Retail 4.1%
Aaron’s, Inc.	7,552	327,077
Abercrombie & Fitch Co., Class A	10,614	251,446
American Eagle Outfitters, Inc.	25,382	639,119
America’s Car-Mart, Inc.*	1,715	109,760
Ascena Retail Group, Inc.*	28,140	103,555
At Home Group, Inc.*	474	17,192
AutoNation, Inc.*	12,490	606,140
Barnes & Noble Education, Inc.*	9,518	53,491
Barnes & Noble, Inc.	14,795	90,250
Bed Bath & Beyond, Inc.	12,328	230,903
Big 5 Sporting Goods Corp.	1,914	12,345
Boot Barn Holdings, Inc.*	3,908	91,408
Build-A-Bear Workshop, Inc.*	3,938	31,898
Caleres, Inc.	6,256	209,513
Cato Corp. (The), Class A	3,177	79,107
Chico’s FAS, Inc.	15,371	133,728
Citi Trends, Inc.	2,575	73,156
Conn’s, Inc.*	300	10,170
Destination XL Group, Inc.*	1,161	2,351
Dick’s Sporting Goods, Inc.(a)	3,981	135,911
DSW, Inc., Class A	11,932	327,414
Express, Inc.*	10,468	100,807
Foot Locker, Inc.	9,395	458,570
GameStop Corp., Class A(a)	15,591	224,666
Genesco, Inc.*	3,198	130,159
Group 1 Automotive, Inc.	3,102	217,109
Guess?, Inc.	11,998	271,875
Haverty Furniture Cos., Inc.	3,162	62,608
Hibbett Sports, Inc.*	3,975	91,226
Kirkland’s, Inc.*	2,678	30,476
Lithia Motors, Inc., Class A	2,584	230,105
MarineMax, Inc.*	5,333	99,994

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Value
Specialty Retail (continued)
Monro, Inc.(a)	1,827	$123,231
New York & Co., Inc.*	7,295	35,746
Office Depot, Inc.(a)	64,332	161,473
Party City Holdco, Inc.*	4,007	63,110
Penske Automotive Group, Inc.	10,160	530,352
Pier 1 Imports, Inc.	17,911	38,688
Shoe Carnival, Inc.	2,703	84,793
Signet Jewelers Ltd.(a)	7,856	453,605
Sonic Automotive, Inc., Class A	4,342	88,360
Stage Stores, Inc.(a)	3,860	8,222
Tandy Leather Factory, Inc.*	1,309	10,210
Tilly’s, Inc., Class A	2,890	44,795
Trans World Entertainment Corp.*	2,150	2,023
TravelCenters of America LLC*	2,265	10,532
Urban Outfitters, Inc.*(a)	4,152	184,349
Vitamin Shoppe, Inc.*	3,466	28,941
Zumiez, Inc.*	5,382	121,902

		7,443,861

Technology Hardware, Storage & Peripherals 0.5%
AstroNova, Inc.	765	13,846
Cray, Inc.*	4,264	106,387
Electronics For Imaging, Inc.*	6,468	220,688
Intevac, Inc.*	3,894	18,302
Stratasys Ltd.*(a)	8,324	161,652
Super Micro Computer, Inc.*	8,668	191,563
TransAct Technologies, Inc.	1,096	12,111
Xerox Corp.	10,754	279,281

		1,003,830

Textiles, Apparel & Luxury Goods 0.9%
Crocs, Inc.*	7,979	144,500
Culp, Inc.	2,016	49,997
Deckers Outdoor Corp.*	3,578	403,706
Delta Apparel, Inc.*	158	2,613
Fossil Group, Inc.*	1,915	50,173
G-III Apparel Group Ltd.*	5,927	270,864
Lakeland Industries, Inc.*	1,538	20,763
Movado Group, Inc.	3,380	168,324
Oxford Industries, Inc.	816	75,170
Perry Ellis International, Inc.*	3,423	95,981
Rocky Brands, Inc.	1,932	49,942
Sequential Brands Group, Inc.*	9,001	19,532
Skechers U.S.A., Inc., Class A*	1,399	38,780
Superior Group of Cos., Inc.	1,724	36,135
Unifi, Inc.*	2,451	73,947
Vera Bradley, Inc.*	6,088	80,909

		1,581,336

Thrifts & Mortgage Finance 2.8%
BankFinancial Corp.	3,508	58,724
Beneficial Bancorp, Inc.	11,323	183,999
Capitol Federal Financial, Inc.	20,599	269,229
Charter Financial Corp.	2,204	49,788
Dime Community Bancshares, Inc.	7,053	121,312
ESSA Bancorp, Inc.	1,116	17,521
Federal Agricultural Mortgage Corp., Class C	1,904	179,528
First Defiance Financial Corp.	3,452	111,016
First Place Financial Corp.* (b)(c)(d)	367	0
Flagstar Bancorp, Inc.*	8,942	304,475
FS Bancorp, Inc.	194	11,906
Hingham Institution for Savings	29	6,411
Home Bancorp, Inc.	983	44,815
HomeStreet, Inc.*	4,550	134,680
HopFed Bancorp, Inc.	12	197
Kearny Financial Corp.	17,568	252,101
Malvern Bancorp, Inc.*	490	12,127
Meridian Bancorp, Inc.	6,397	117,065
Meta Financial Group, Inc.	1,002	89,629
Nationstar Mortgage Holdings, Inc.*(b)	4,558	83,275
New York Community Bancorp, Inc.	53,986	581,429
NMI Holdings, Inc., Class A*	9,977	208,519
Northeast Community Bancorp, Inc.	300	3,306
Northfield Bancorp, Inc.	10,139	168,916
Northwest Bancshares, Inc.	15,617	281,418
OceanFirst Financial Corp.	5,197	151,596
Ocwen Financial Corp.*	19,045	75,799
Oritani Financial Corp.	8,569	137,104
PHH Corp.*	7,494	81,460
Provident Financial Holdings, Inc.	1,703	31,591
Provident Financial Services, Inc.	10,403	265,693
Radian Group, Inc.	796	15,243
Riverview Bancorp, Inc.	5,811	52,880
SI Financial Group, Inc.	1,087	15,164
Southern Missouri Bancorp, Inc.	598	23,705
Territorial Bancorp, Inc.	1,453	44,317
Timberland Bancorp, Inc.	690	24,992
TrustCo Bank Corp.	11,491	104,568
United Community Financial Corp.	10,202	106,611
United Financial Bancorp, Inc.	9,052	158,501
Walker & Dunlop, Inc.	859	50,904
Washington Federal, Inc.	7,833	262,797
Waterstone Financial, Inc.	5,437	92,429
Western New England Bancorp, Inc.	4,598	49,888
WSFS Financial Corp.	2,800	158,760

		5,195,388

Tobacco 0.2%
Alliance One International, Inc.*(a)	2,540	41,656
Universal Corp.	4,260	294,366

		336,022

Trading Companies & Distributors 2.2%
Air Lease Corp.	20,990	922,720
Aircastle Ltd.	12,987	269,221
Beacon Roofing Supply, Inc.*	2,071	87,148
BMC Stock Holdings, Inc.*	8,076	177,672
CAI International, Inc.*	4,096	94,044
DXP Enterprises, Inc.*	2,900	119,886
GATX Corp.(a)	5,511	453,776
Houston Wire & Cable Co.*	5,159	41,272
Kaman Corp.	3,099	205,216
Lawson Products, Inc.*	1,501	40,602
Nexeo Solutions, Inc.*	1,122	10,188
NOW, Inc.*	17,901	267,620
Rush Enterprises, Inc., Class A*	6,135	276,627
Textainer Group Holdings Ltd.*	1,100	17,490
Titan Machinery, Inc.*	5,064	76,669
Triton International Ltd.	11,690	411,488
Veritiv Corp.*	3,125	119,687
WESCO International, Inc.*	7,163	436,943
Willis Lease Finance Corp.*	606	18,919

		4,047,188

Transportation Infrastructure 0.1%
Wesco Aircraft Holdings, Inc.*	17,776	212,423

Water Utilities 0.0%†
Consolidated Water Co. Ltd.	539	7,573

Wireless Telecommunication Services 0.3%
Spok Holdings, Inc.	5,414	78,503
Telephone & Data Systems, Inc.	15,174	383,144

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Value
Wireless Telecommunication Services (continued)
United States Cellular Corp.*	3,403	$116,927

		578,574

Total Common Stocks (cost $150,116,430)		182,582,948

Rights 0.0%†

	Number of Rights	Value
Diversified Financial Services 0.0%†
NewStar Financial, Inc., CVR* (b)(c)	8,788	4,330

Media 0.0%†
Media General, Inc., CVR*(b)(c)(d)	5,993	0

Total Rights (cost $9,239)		4,330

Short-Term Investment 0.3%

	Shares	Value
Money Market Fund 0.3%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.84%(e)(f)	588,734	588,734

Total Short-Term Investment (cost $588,734)		588,734

Repurchase Agreement 2.9%

	Principal Amount	Value
BNP Paribas Securities Corp., 1.91%, dated 7/31/2018, due 8/1/2018, repurchase price $5,296,118, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.75%, maturing 2/15/2019 - 5/15/2024; total market value $5,401,754.(f)	$5,295,837	5,295,837

Total Repurchase Agreement (cost $5,295,837)		5,295,837

Total Investments (cost $156,010,240) — 103.0%		188,471,849
Liabilities in excess of other assets — (3.0)%		(5,409,385)

NET ASSETS — 100.0%		$183,062,464

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $6,263,772, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $588,734 and $5,295,837, respectively, and by $515,288 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% - 8.75%, and maturity dates ranging from 9/30/2018 - 2/15/2043; total value of $6,399,859.

(b)	Fair valued security.
(c)	Illiquid security as deemed by the procedures approved by the Board of Trustees (unaudited).
(d)	Value determined using significant unobservable inputs.
(e)	Represents 7-day effective yield as of July 31, 2018.
(f)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2018 was $5,884,571.
†	Amount rounds to less than 0.1%.

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide U.S. Small Cap Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$2,835,821	$—	$—	$2,835,821
Air Freight & Logistics	970,757	—	—	970,757
Airlines	2,031,723	—	—	2,031,723
Auto Components	2,757,272	—	—	2,757,272
Automobiles	117,625	—	—	117,625
Banks	30,115,717	—	—	30,115,717
Beverages	96,109	—	—	96,109
Biotechnology	1,451,107	—	—	1,451,107
Building Products	1,834,759	—	—	1,834,759
Capital Markets	1,778,150	—	—	1,778,150
Chemicals	4,371,696	—	—	4,371,696
Commercial Services & Supplies	3,307,230	—	—	3,307,230
Communications Equipment	2,694,309	—	—	2,694,309
Construction & Engineering	4,149,044	—	—	4,149,044
Construction Materials	58,275	—	—	58,275
Consumer Finance	2,625,365	—	—	2,625,365
Containers & Packaging	871,044	—	—	871,044
Distributors	182,767	—	—	182,767
Diversified Consumer Services	1,522,789	—	—	1,522,789
Diversified Financial Services	163,452	—	—	163,452
Diversified Telecommunication Services	370,138	—	—	370,138

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide U.S. Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Electrical Equipment	$1,935,614	$—	$—	$1,935,614
Electronic Equipment, Instruments & Components	9,691,794	—	—	9,691,794
Energy Equipment & Services	6,975,851	—	—	6,975,851
Equity Real Estate Investment Trusts (REITs)	153,324	—	—	153,324
Food & Staples Retailing	1,806,871	—	—	1,806,871
Food Products	3,251,355	—	—	3,251,355
Health Care Equipment & Supplies	2,258,553	—	—	2,258,553
Health Care Providers & Services	4,399,580	—	—	4,399,580
Health Care Technology	853,331	—	—	853,331
Hotels, Restaurants & Leisure	2,502,348	—	—	2,502,348
Household Durables	4,766,717	—	—	4,766,717
Household Products	338,357	—	—	338,357
Independent Power and Renewable Electricity Producers	234,256	—	—	234,256
Industrial Conglomerates	118,786	—	—	118,786
Insurance	10,490,363	—	—	10,490,363
Internet & Direct Marketing Retail	498,913	—	—	498,913
Internet Software & Services	920,291	—	—	920,291
IT Services	2,446,507	—	—	2,446,507
Leisure Products	786,012	—	—	786,012
Life Sciences Tools & Services	474,911	—	—	474,911
Machinery	7,532,983	—	—	7,532,983
Marine	1,144,710	—	—	1,144,710
Media	2,864,178	—	—	2,864,178
Metals & Mining	3,643,913	—	—	3,643,913
Multiline Retail	519,266	—	—	519,266
Oil, Gas & Consumable Fuels	12,505,582	—	—	12,505,582
Paper & Forest Products	2,141,551	—	—	2,141,551
Personal Products	98,484	—	—	98,484
Pharmaceuticals	645,340	—	—	645,340
Professional Services	3,000,131	—	—	3,000,131
Real Estate Management & Development	786,117	—	—	786,117
Road & Rail	3,986,916	—	—	3,986,916
Semiconductors & Semiconductor Equipment	3,308,784	—	—	3,308,784
Software	789,915	—	—	789,915
Specialty Retail	7,443,861	—	—	7,443,861
Technology Hardware, Storage & Peripherals	1,003,830	—	—	1,003,830
Textiles, Apparel & Luxury Goods	1,581,336	—	—	1,581,336
Thrifts & Mortgage Finance	5,112,113	83,275	—	5,195,388
Tobacco	336,022	—	—	336,022
Trading Companies & Distributors	4,047,188	—	—	4,047,188
Transportation Infrastructure	212,423	—	—	212,423
Water Utilities	7,573	—	—	7,573
Wireless Telecommunication Services	578,574	—	—	578,574

Total Common Stocks	$182,499,673	$83,275	$—	$182,582,948

Repurchase Agreement	—	5,295,837	—	5,295,837
Rights	—	4,330	—	4,330
Short-Term Investment	588,734	—	—	588,734

Total	$183,088,407	$5,383,442	$—	$188,471,849

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2018, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

During the period ended July 31, 2018, the Fund held four Common Stocks and one Rights investment that were categorized as Level 3 investments which were each valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments

July 31, 2018 (Unaudited)

Nationwide WCM Focused Small Cap Fund (formerly, Nationwide HighMark Small Cap Core Fund)

Common Stocks 94.6%

	Shares	Value
Auto Components 2.0%
Dorman Products, Inc.*	30,210	$2,256,083

Capital Markets 2.8%
Virtus Investment Partners, Inc.	24,192	3,223,584

Commercial Services & Supplies 13.5%
SP Plus Corp.*	144,084	5,619,276
UniFirst Corp.	37,930	7,098,600
US Ecology, Inc.	42,110	2,855,058

		15,572,934

Construction & Engineering 5.1%
Dycom Industries, Inc.*	47,185	4,207,014
EMCOR Group, Inc.	21,885	1,684,051

		5,891,065

Electrical Equipment 7.0%
EnerSys	52,525	4,310,727
Thermon Group Holdings, Inc.*	151,962	3,809,687

		8,120,414

Electronic Equipment, Instruments & Components 2.5%
FLIR Systems, Inc.	49,480	2,899,528

Food Products 2.5%
J&J Snack Foods Corp.	6,760	979,929
John B Sanfilippo & Son, Inc.*	25,180	1,935,587

		2,915,516

Health Care Equipment & Supplies 3.7%
Natus Medical, Inc.*	116,535	4,253,527

Health Care Providers & Services 3.7%
Addus HomeCare Corp.*	39,295	2,599,364
Tivity Health, Inc.*(a)	48,895	1,647,762

		4,247,126

Health Care Technology 2.6%
Cotiviti Holdings, Inc.*	67,175	2,998,692

Insurance 5.2%
Brown & Brown, Inc.	146,455	4,285,273
Enstar Group Ltd.*	7,925	1,713,385

		5,998,658

IT Services 8.5%
Cass Information Systems, Inc.	78,975	5,318,966
MAXIMUS, Inc.	69,460	4,501,703

		9,820,669

Machinery 8.4%
Crane Co.	27,130	2,457,164
Gorman-Rupp Co. (The)	77,325	2,925,978
Graco, Inc.	30,140	1,390,660
Sun Hydraulics Corp.	55,535	2,891,152

		9,664,954

Media 1.9%
Hemisphere Media Group, Inc.*	181,675	2,180,100

Real Estate Management & Development 7.5%
HFF, Inc., Class A	95,160	4,283,152
Jones Lang LaSalle, Inc.	25,725	4,399,232

		8,682,384

Semiconductors & Semiconductor Equipment 4.4%
Cabot Microelectronics Corp.	28,335	3,412,951
Versum Materials, Inc.	43,335	1,670,564

		5,083,515

Software 5.0%
Manhattan Associates, Inc.*	120,405	5,793,889

Specialty Retail 5.2%
America’s Car-Mart, Inc.*	93,285	5,970,240

Trading Companies & Distributors 3.1%
WESCO International, Inc.*	58,935	3,595,035

Total Common Stocks (cost $97,828,505)		109,167,913

Short-Term Investments 1.8%

	Shares	Value
Money Market Fund 1.8%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.84%(b)(c)	144,568	144,568
Fidelity Investments Money Market Prime Money Market Portfolio - Institutional Class, 2.06%(b)	1,877,772	1,878,523

Total Short-Term Investment (cost $2,023,091)		2,023,091

Repurchase Agreement 1.1%

	Principal Amount	Value
BNP Paribas Securities Corp., 1.91%, dated 7/31/2018, due 8/1/2018, repurchase price $1,300,501, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.75%, maturing 2/15/2019 - 5/15/2024; total market value $1,326,441.(c)	$1,300,432	1,300,432

Total Repurchase Agreement (cost $1,300,432)		1,300,432

Total Investments (cost $101,152,028) — 97.5%		112,491,436
Other assets in excess of liabilities — 2.5%		2,867,046

NET ASSETS — 100.0%		$115,358,482

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $1,432,250, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $144,568 and $1,300,432, respectively, a total value of $1,445,000.

(b)	Represents 7-day effective yield as of July 31, 2018.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2018 was $1,445,000.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide WCM Focused Small Cap Fund (formerly, Nationwide HighMark Small Cap Core Fund)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$109,167,913	$—	$—	$109,167,913
Repurchase Agreement	—	1,300,432	—	1,300,432
Short-Term Investments	2,023,091	—	—	2,023,091

Total	$111,191,004	$1,300,432	$—	$112,491,436

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2018 (Unaudited)

Nationwide Ziegler Equity Income Fund

Common Stocks 98.9%

	Shares	Value
Airlines 1.1%
Copa Holdings SA, Class A	38,756	$3,772,509

Banks 13.2%
Bank of America Corp.	197,368	6,094,724
BB&T Corp.	210,304	10,685,546
JPMorgan Chase & Co.	74,622	8,577,799
PNC Financial Services Group, Inc. (The)	68,024	9,851,916
US Bancorp	78,192	4,144,958
Wells Fargo & Co.	85,199	4,881,051

		44,235,994

Beverages 1.5%
PepsiCo, Inc.	43,822	5,039,530

Biotechnology 1.4%
AbbVie, Inc.	51,535	4,753,073

Capital Markets 1.4%
Lazard Ltd., Class A	86,341	4,688,316

Chemicals 3.5%
DowDuPont, Inc.	73,445	5,050,812
LyondellBasell Industries NV, Class A	35,244	3,904,683
Nutrien Ltd.	51,508	2,792,249

		11,747,744

Communications Equipment 3.2%
Cisco Systems, Inc.	251,248	10,625,278

Consumer Finance 2.2%
Discover Financial Services	101,296	7,233,547

Containers & Packaging 1.1%
International Paper Co.	69,300	3,723,489

Diversified Telecommunication Services 3.3%
Verizon Communications, Inc.	215,927	11,150,470

Electric Utilities 5.1%
Edison International	74,072	4,935,417
FirstEnergy Corp.(a)	153,941	5,454,130
PPL Corp.	136,712	3,933,204
Southern Co. (The)	60,143	2,922,950

		17,245,701

Electrical Equipment 2.1%
Eaton Corp. plc	85,863	7,141,226

Energy Equipment & Services 1.5%
Helmerich & Payne, Inc.	81,966	5,028,614

Equity Real Estate Investment Trusts (REITs) 3.7%
Duke Realty Corp.	166,959	4,861,846
Host Hotels & Resorts, Inc.	192,919	4,039,724
Macerich Co. (The)	59,331	3,504,089

		12,405,659

Food & Staples Retailing 3.1%
Walmart, Inc.	118,148	10,542,346

Food Products 1.3%
Nestle SA, ADR-CH	54,985	4,481,827

Health Care Equipment & Supplies 0.7%
Abbott Laboratories	35,404	2,320,378

Hotels, Restaurants & Leisure 3.2%
Carnival Corp.	46,520	2,755,845
Darden Restaurants, Inc.	12,899	1,379,419
Las Vegas Sands Corp.	52,628	3,783,953
McDonald’s Corp.	18,769	2,956,868

		10,876,085

Household Products 1.6%
Kimberly-Clark Corp.	22,768	2,592,364
Procter & Gamble Co. (The)	32,511	2,629,490

		5,221,854

Insurance 4.4%
Aflac, Inc.	116,308	5,412,974
American Financial Group, Inc.	43,539	4,906,410
MetLife, Inc.	99,690	4,559,821

		14,879,205

IT Services 0.9%
Leidos Holdings, Inc.	45,639	3,122,620

Machinery 2.3%
Caterpillar, Inc.	33,527	4,821,182
Cummins, Inc.	20,391	2,912,039

		7,733,221

Media 1.3%
Comcast Corp., Class A	121,379	4,342,941

Mortgage Real Estate Investment Trusts (REITs) 0.9%
Chimera Investment Corp.	154,486	2,950,683

Multiline Retail 1.2%
Kohl’s Corp.	54,999	4,062,776

Multi-Utilities 1.8%
Ameren Corp.	96,278	5,975,013

Oil, Gas & Consumable Fuels 11.3%
Chevron Corp.	93,336	11,785,537
Exxon Mobil Corp.	138,549	11,293,129
Royal Dutch Shell plc, Class B, ADR-NL(a)	104,977	7,457,566
Valero Energy Corp.	62,594	7,408,000

		37,944,232

Pharmaceuticals 8.8%
Eli Lilly & Co.	34,515	3,410,427
GlaxoSmithKline plc, ADR-UK	129,130	5,370,517
Johnson & Johnson	69,877	9,260,100
Merck & Co., Inc.	68,435	4,507,814
Pfizer, Inc.	179,726	7,176,459

		29,725,317

Road & Rail 2.0%
Union Pacific Corp.	43,964	6,589,764

Semiconductors & Semiconductor Equipment 2.4%
Intel Corp.	107,508	5,171,135
Maxim Integrated Products, Inc.	49,905	3,051,192

		8,222,327

Software 1.9%
Microsoft Corp.	60,937	6,464,197

Specialty Retail 0.9%
Williams-Sonoma, Inc.(a)	49,970	2,922,745

Technology Hardware, Storage & Peripherals 1.8%
Hewlett Packard Enterprise Co.	219,065	3,382,364
Seagate Technology plc	50,428	2,653,521

		6,035,885

Textiles, Apparel & Luxury Goods 1.6%
Tapestry, Inc.	117,491	5,536,176

Trading Companies & Distributors 1.2%
GATX Corp.(a)	46,862	3,858,617

Total Common Stocks (cost $262,834,547)		332,599,359

Exchange Traded Fund 0.6%

	Shares	Value
Exchange Traded Fund 0.6%
Vanguard Value ETF(a)	17,653	1,918,175

Total Exchange Traded Fund (cost $1,774,192)		1,918,175

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Ziegler Equity Income Fund

Short-Term Investment 0.4%

	Shares	Value
Money Market Fund 0.4%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.84%(b)(c)	1,451,749	$1,451,749

Total Short-Term Investment (cost $1,451,749)		1,451,749

Repurchase Agreement 3.9%

	Principal Amount	Value
BNP Paribas Securities Corp.,1.91%, dated 7/31/2018, due 8/1/2018, repurchase price $13,059,608, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.75%, maturing 2/15/2019 - 5/15/2024; total market value $13,320,094.(c)	$13,058,915	13,058,915

Total Repurchase Agreement (cost $13,058,915)		13,058,915

Total Investments (cost $279,119,403) — 103.8%		349,028,198
Liabilities in excess of other assets — (3.8)%		(12,772,973)

NET ASSETS — 100.0%		$336,255,225

(a)

The security or a portion of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $17,612,011, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $1,451,749 and $13,058,915, respectively, and by $3,378,482 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% - 8.75%, and maturity dates ranging from 9/30/2018 - 2/15/2043; total value of 17,889,146.

(b)	Represents 7-day effective yield as of July 31, 2018.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2018 was $14,510,664.

ADR	American Depositary Receipt
CH	Switzerland
ETF	Exchange Traded Fund
NL	Netherlands
REIT	Real Estate Investment Trust
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Ziegler Equity Income Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$332,599,359	$—	$—	$332,599,359
Exchange Traded Fund	1,918,175	—	—	1,918,175
Repurchase Agreement	—	13,058,915	—	13,058,915
Short-Term Investment	1,451,749	—	—	1,451,749

Total	$335,969,283	$13,058,915	$—	$349,028,198

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2018 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund

Common Stocks 98.5%

	Shares	Value
Aerospace & Defense 11.9%
Boeing Co. (The)	58,248	$20,753,762
Harris Corp.	58,248	9,608,008
Lockheed Martin Corp.	58,248	18,994,673
Raytheon Co.	58,248	11,534,851
United Technologies Corp.(a)	58,248	7,906,584

		68,797,878

Biotechnology 6.6%
Amgen, Inc.	58,248	11,448,644
Biogen, Inc.*	58,248	19,476,384
Gilead Sciences, Inc.	58,248	4,533,442
Myriad Genetics, Inc.*(a)	58,248	2,548,350

		38,006,820

Chemicals 0.7%
DowDuPont, Inc.	58,248	4,005,715

Communications Equipment 6.0%
ARRIS International plc*	58,248	1,471,345
Ciena Corp.*	58,248	1,479,499
Cisco Systems, Inc.	58,248	2,463,308
F5 Networks, Inc.*	58,248	9,982,542
InterDigital, Inc.	58,248	4,802,548
Juniper Networks, Inc.	58,248	1,534,252
Motorola Solutions, Inc.	58,248	7,065,482
Nokia OYJ, ADR-FI (a)	58,248	314,539
Ubiquiti Networks, Inc.*(a)	58,248	4,810,120
Viavi Solutions, Inc.*	58,248	589,470

		34,513,105

Diversified Telecommunication Services 0.3%
AT&T, Inc.	58,248	1,862,189

Electronic Equipment, Instruments & Components 2.0%
Amphenol Corp., Class A	58,248	5,446,770
Corning, Inc.	58,248	1,932,669
FLIR Systems, Inc.	58,248	3,413,333
LG Display Co. Ltd., ADR-KR(a)	58,248	546,366

		11,339,138

Energy Equipment & Services 1.6%
Halliburton Co.	58,248	2,470,880
National Oilwell Varco, Inc.(a)	58,248	2,832,018
Schlumberger Ltd.	58,248	3,932,905

		9,235,803

Health Care Equipment & Supplies 3.0%
Baxter International, Inc.	58,248	4,220,068
Boston Scientific Corp.*	58,248	1,957,715
Danaher Corp.	58,248	5,975,080
Medtronic plc	58,248	5,255,717

		17,408,580

Health Care Technology 1.5%
Medidata Solutions, Inc.*	58,248	4,328,409
Veeva Systems, Inc., Class A*	58,248	4,405,296

		8,733,705

Household Durables 1.5%
Garmin Ltd.	58,248	3,637,588
GoPro, Inc., Class A*(a)	58,248	340,168
iRobot Corp.*(a)	58,248	4,616,154

		8,593,910

Industrial Conglomerates 1.6%
Honeywell International, Inc.	58,248	9,299,293

Internet Software & Services 7.9%
Akamai Technologies, Inc.*	58,248	4,383,744
Alibaba Group Holding Ltd., ADR-CN*(a)	58,248	10,905,773
eBay, Inc.*	58,248	1,948,396
Facebook, Inc., Class A*	58,248	10,052,440
j2 Global, Inc.	58,248	4,941,760
SINA Corp.*	58,248	4,687,799
VeriSign, Inc.*	58,248	8,459,357

		45,379,269

IT Services 8.5%
Acxiom Corp.*	58,248	2,361,374
Amdocs Ltd.	58,248	3,936,400
Automatic Data Processing, Inc.	58,248	7,862,897
DXC Technology Co.	58,248	4,935,935
International Business Machines Corp.(a)	58,248	8,441,883
Mastercard, Inc., Class A	58,248	11,533,104
Teradata Corp.*	58,248	2,230,316
Visa, Inc., Class A	58,248	7,964,832

		49,266,741

Life Sciences Tools & Services 6.3%
Agilent Technologies, Inc.	58,248	3,846,698
Illumina, Inc.*	58,248	18,893,321
Thermo Fisher Scientific, Inc.	58,248	13,660,904

		36,400,923

Pharmaceuticals 2.0%
AstraZeneca plc, ADR-UK	58,248	2,279,244
Bausch Health Cos., Inc.*	58,248	1,266,312
Bristol-Myers Squibb Co.	58,248	3,422,070
Novartis AG, ADR-CH	58,248	4,887,007

		11,854,633

Semiconductors & Semiconductor Equipment 14.7%
Analog Devices, Inc.	58,248	5,599,963
Applied Materials, Inc.	58,248	2,832,600
ASML Holding NV (Registered), NYRS-NL(a)	58,248	12,465,072
Cypress Semiconductor Corp.	58,248	1,037,397
Intel Corp.	58,248	2,801,729
KLA-Tencor Corp.	58,248	6,839,480
Lam Research Corp.	58,248	11,104,399
Microchip Technology, Inc.(a)	58,248	5,442,111
Micron Technology, Inc.*	58,248	3,074,912
NVIDIA Corp.	58,248	14,262,605
ON Semiconductor Corp.*	58,248	1,284,369
QUALCOMM, Inc.	58,248	3,733,114
Teradyne, Inc.	58,248	2,519,226
Texas Instruments, Inc.	58,248	6,484,167
Xilinx, Inc.	58,248	4,197,933
Xperi Corp.	58,248	969,829

		84,648,906

Software 17.7%
Activision Blizzard, Inc.	58,248	4,276,568
Adobe Systems, Inc.*	58,248	14,252,121
CA, Inc.	58,248	2,575,144
Check Point Software Technologies Ltd.*	58,248	6,562,802
Citrix Systems, Inc.*	58,248	6,405,532
Intuit, Inc.	58,248	11,896,571
Microsoft Corp.	58,248	6,178,948
Open Text Corp.	58,248	2,166,826
Oracle Corp.	58,248	2,777,265
Progress Software Corp.	58,248	2,142,944
PTC, Inc.*	58,248	5,353,574
Red Hat, Inc.*	58,248	8,226,365
salesforce.com, Inc.*	58,248	7,988,713
SAP SE, ADR-DE	58,248	6,759,098
Symantec Corp.	58,248	1,177,774

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund

Common Stocks (continued)

	Shares	Value
Software (continued)
Synopsys, Inc.*	58,248	$5,209,119
VMware, Inc., Class A*(a)	58,248	8,422,078

		102,371,442

Technology Hardware, Storage & Peripherals 4.4%
Apple, Inc.	58,248	11,084,012
HP, Inc.	58,248	1,344,364
NetApp, Inc.	58,248	4,515,385
Seagate Technology plc	58,248	3,065,010
Western Digital Corp.	58,248	4,086,097
Xerox Corp.	58,248	1,512,700

		25,607,568

Wireless Telecommunication Services 0.3%
Telephone & Data Systems, Inc.	58,248	1,470,762

Total Common Stocks (cost $258,810,341)		568,796,380

Exchange Traded Fund 0.8%

	Shares	Value
Equity Fund 0.8%

Invesco QQQ Trust(a)	24,439	4,312,261

Total Exchange Traded Fund (cost $3,816,923)		4,312,261

Short-Term Investment 0.4%

	Shares	Value
Money Market Fund 0.4%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.84%(b)(c)	2,391,952	2,391,952

Total Short-Term Investment (cost $2,391,952)		2,391,952

Repurchase Agreement 3.7%

	Principal Amount	Value
BNP Paribas Securities Corp., 1.91%, dated 7/31/2018, due 8/1/2018, repurchase price $21,517,459, collateralized by U.S. Treasury Notes, ranging from 2.50% - 2.75%, maturing 2/15/2019 - 5/15/2024; total market value $21,946,646.(c)	$21,516,318	21,516,318

Total Repurchase Agreement (cost $21,516,318)		21,516,318

Total Investments (cost $286,535,534) — 103.4%		597,016,911
Liabilities in excess of other assets — (3.4)%		(19,541,925)

NET ASSETS — 100.0%		$577,474,986

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $51,271,478, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $2,391,952 and $21,516,318, respectively, and by $28,215,940 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% - 8.75%, and maturity dates ranging from 9/30/2018 - 2/15/2043; total value of $52,124,210.

(b)	Represents 7-day effective yield as of July 31, 2018.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2018 was $23,908,270.

ADR	American Depositary Receipt
CH	Switzerland
CN	China
DE	Germany
FI	Finland
KR	South Korea
NL	Netherlands
NYRS	New York Registry Shares
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$568,796,380	$—	$—	$568,796,380
Exchange Traded Fund	4,312,261	—	—	4,312,261
Repurchase Agreement	—	21,516,318	—	21,516,318
Short-Term Investment	2,391,952	—	—	2,391,952

Total	$575,500,593	$21,516,318	$—	$597,016,911

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Item 2. Controls and Procedures.

(a)

Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures, as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely materially to affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most-recent fiscal quarter that have materially affected, or are reasonably likely materially to affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Michael S. Spangler
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	September 24, 2018

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	September 24, 2018